See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
US Quality Low Volatility Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.3%
Aerospace & Defense -
1.8%
General Dynamics Corp. $ 2,772 $ 1,062,840
Lockheed Martin Corp. 588 342,651
Northrop Grumman Corp. 1,428 774,661
RTX Corp. 3,948 849,689
3,029,841
Banks -
0.2%
JPMorgan Chase & Co. 1,092 384,155
Beverages -
2.9%
Coca-Cola Co. (The) 28,644 2,508,928
PepsiCo, Inc. 15,624 2,180,485
4,689,413
Biotechnology -
4.2%
AbbVie, Inc. 15,876 3,983,923
Gilead Sciences, Inc. 9,660 1,257,829
Neurocrine Biosciences, Inc.* 5,460 910,728
United Therapeutics Corp.* 370 191,553
Vertex Pharmaceuticals, Inc.* 1,008 480,917
6,824,950
Broadline Retail -
0.7%
Dillard's, Inc., Class A(a) 2,100 1,235,514
Capital Markets -
0.6%
CME Group, Inc. 3,444 922,269
Chemicals -
0.6%
Corteva, Inc. 12,684 998,358
Commercial Services & Supplies -
2.6%
Clean Harbors, Inc.* 2,772 867,303
Republic Services, Inc., Class A 4,200 884,310
Veralto Corp. 756 71,193
Waste Connections, Inc. 5,628 942,015
Waste Management, Inc. 6,300 1,427,265
4,192,086
Consumer Staples Distribution & Retail -
2.7%
BJ's Wholesale Club Holdings,
Inc.*(a) 8,484 829,566
Casey's General Stores, Inc.(a) 1,008 877,968
Costco Wholesale Corp. 2,514 2,393,051
Kroger Co. (The)(a) 6,048 349,211
4,449,796
Diversified Consumer Services -
0.5%
Service Corp. International(a) 9,828 847,075
Diversified Telecommunication Services -
1.3%
AT&T, Inc. 43,512 1,011,654
Verizon Communications, Inc. 25,620 1,199,272
2,210,926
Investments Shares Value
Electric Utilities -
3.5%
Alliant Energy Corp.(a) $ 10,416 $ 737,244
American Electric Power Co., Inc. 4,368 558,449
Duke Energy Corp. 10,920 1,369,696
Evergy, Inc. 10,752 892,523
Southern Co. (The) 15,036 1,421,503
TXNM Energy, Inc. 13,692 793,041
5,772,456
Electronic Equipment, Instruments & Components -
0.8%
Teledyne Technologies, Inc.* 2,016 1,321,629
Entertainment -
0.8%
Electronic Arts, Inc. 6,384 1,339,746
Financial Services -
5.7%
Berkshire Hathaway, Inc., Class B* 6,048 3,093,794
Mastercard, Inc., Class A 4,620 2,647,722
Visa, Inc., Class A 9,744 3,567,571
9,309,087
Food Products -
1.4%
Cal-Maine Foods, Inc.(a) 12,516 1,098,654
Hershey Co. (The)(a) 6,552 1,146,928
2,245,582
Ground Transportation -
0.6%
Landstar System, Inc. 5,460 954,244
Health Care Providers & Services -
2.0%
Cencora, Inc. 344 107,101
Chemed Corp. 1,680 894,180
Encompass Health Corp. 7,224 802,370
Labcorp Holdings, Inc. 1,260 389,592
McKesson Corp. 36 30,823
Quest Diagnostics, Inc. 4,452 1,037,360
3,261,426
Health Care REITs -
0.5%
Omega Healthcare Investors, Inc.,
REIT 16,548 837,825
Hotels, Restaurants & Leisure -
2.3%
Darden Restaurants, Inc. 2,836 577,353
McDonald's Corp. 8,148 2,205,175
Restaurant Brands International, Inc. 11,340 839,387
Texas Roadhouse, Inc., Class A 348 71,493
3,693,408
Household Products -
1.4%
Procter & Gamble Co. (The) 15,456 2,233,237
Insurance -
6.1%
Allstate Corp. (The) 4,134 1,091,707
American Financial Group, Inc. 8,904 1,261,875
Assurant, Inc. 4,704 1,313,310

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Chubb Ltd. $ 3,192 $ 1,119,370
Everest Group Ltd. 672 251,429
Hanover Insurance Group, Inc. (The)
(a) 4,116 957,505
Progressive Corp. (The) 3,696 781,408
RenaissanceRe Holdings Ltd. 3,948 1,263,281
Travelers Cos., Inc. (The)(a) 3,108 1,163,511
W R Berkley Corp.(a) 10,332 749,483
9,952,879
Interactive Media & Services -
4.4%
Alphabet, Inc., Class A 9,240 3,290,641
Alphabet, Inc., Class C 7,140 2,546,481
Meta Platforms, Inc., Class A 2,352 1,309,382
7,146,504
IT Services -
2.6%
Amdocs Ltd. 19,404 1,081,191
International Business Machines
Corp. 8,988 2,010,166
VeriSign, Inc. 4,116 1,193,722
4,285,079
Metals & Mining -
0.5%
Agnico Eagle Mines Ltd. 5,880 854,188
Multi-Utilities -
2.4%
Ameren Corp. 7,392 810,237
Consolidated Edison, Inc. 10,920 1,188,642
DTE Energy Co. 5,796 822,279
WEC Energy Group, Inc. 10,584 1,158,101
3,979,259
Oil, Gas & Consumable Fuels -
6.9%
Cheniere Energy, Inc. 5,292 1,394,812
Chord Energy Corp. 1,764 247,630
ConocoPhillips 10,500 1,265,040
Diamondback Energy, Inc. 3,360 681,912
DT Midstream, Inc. 5,628 776,664
EOG Resources, Inc. 6,804 1,011,687
ExxonMobil Holdings Corp.* 24,528 3,812,632
Marathon Petroleum Corp. 1,032 326,597
Targa Resources Corp.(a) 2,856 772,177
Williams Cos., Inc. (The) 13,188 943,470
11,232,621
Pharmaceuticals -
7.6%
Eli Lilly & Co. 2,184 2,509,066
Jazz Pharmaceuticals plc* 1,596 403,565
Johnson & Johnson 27,468 7,041,422
Merck & Co., Inc. 16,800 2,187,360
Royalty Pharma plc, Class A 3,948 230,682
12,372,095
Professional Services -
0.5%
FTI Consulting, Inc.* 5,208 830,051
Investments Shares Value
Residential REITs -
0.9%
AvalonBay Communities, Inc., REIT $ 2,940 $ 545,694
Essex Property Trust, Inc., REIT 3,108 883,107
1,428,801
Semiconductors & Semiconductor Equipment -
11.1%
Analog Devices, Inc. 5,628 2,067,783
Broadcom, Inc. 7,392 2,877,558
Cirrus Logic, Inc.*(a) 4,200 543,270
KLA Corp. 5,238 957,611
Micron Technology, Inc. 232 190,943
Nova Ltd.*(a) 1,680 656,662
NVIDIA Corp. 48,552 9,746,814
Texas Instruments, Inc. 4,368 1,204,432
18,245,073
Software -
10.1%
Appfolio, Inc., Class A*(a) 2,184 393,535
Cadence Design Systems, Inc.* 168 57,123
Dolby Laboratories, Inc., Class A(a) 22,008 1,294,291
Dropbox, Inc., Class A* 3,024 98,461
Microsoft Corp. 20,748 9,642,011
Palo Alto Networks, Inc.* 4,956 1,644,549
PTC, Inc.* 3,276 449,467
Qualys, Inc.*(a) 9,828 1,422,603
Roper Technologies, Inc. 3,864 1,514,572
Trimble, Inc.* 1,008 57,033
16,573,645
Specialty Retail -
2.3%
AutoZone, Inc.* 252 760,095
Home Depot, Inc. (The) 1,260 418,270
Murphy USA, Inc. 1,680 1,021,037
TJX Cos., Inc. (The) 10,080 1,585,987
3,785,389
Technology Hardware, Storage & Peripherals -
6.0%
Apple, Inc. 29,904 9,237,645
NetApp, Inc. 3,192 569,772
9,807,417
Wireless Telecommunication Services -
0.8%
T-Mobile US, Inc. 7,308 1,262,165
Total Common Stocks
(Cost $137,300,279) 162,508,189
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 4.5%(b)
INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund
3.67%, 8/3/2026 63,730 63,730
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 63,730 63,730

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 $ 63,730 $ 63,730
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 63,730 63,730
Total Investment Companies
(Cost $254,920) 254,920
REPURCHASE AGREEMENTS - 4.3%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$6,040,799, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.00% - 4.88%, maturing
8/15/2026 - 2/15/2056; total
market value $6,122,748 6,040,799 6,040,799
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$1,000,000, collateralized by
various Common Stocks; total
market value $1,100,301 1,000,000 1,000,000
Total Repurchase Agreements
(Cost $7,040,799) 7,040,799
Total Securities Lending Reinvestments
(Cost $7,295,719) 7,295,719
Investments
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.0%(c)(d)
U.S. TREASURY OBLIGATIONS - 0.0%
U.S. Treasury Bills
3.67%, 10/15/2026
(Cost $77,414) $ 78,000 $ 77,417
Total Investments - 103.8%
(Cost $144,673,412) 169,881,325
Liabilities in excess of other assets - (3.8%) (6,221,564)
NET ASSETS - 100.0% $163,659,761
* Non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July 31,
2026 was $12,322,484, collateralized in the form of cash
with a value of $7,295,719 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $29,639 of
collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.50%, and maturity dates ranging from November 30,
2026 – December 07, 2055 and $5,181,767 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from August 11, 2026 – November 15,
2055; a total value of $12,507,125.
(b) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $7,295,719.
(c) Represents less than 0.05% of net assets.
(d) The rate shown was the current yield as of July 31,
2026.
Percentages shown are based on Net Assets.
Futures Contracts
FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 E-Mini Index 2 09/18/2026 USD $ 751,925 $ 4,004
S&P 500 Micro E-Mini Index 9 09/18/2026 USD 338,366 443
$ 4,447
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

Security Type % of Net Assets
Common Stocks 99.3%
Securities Lending Reinvestments 4.5
Short-Term Investments 0.0
Others
(1)
(3.8)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.7%
Aerospace & Defense -
1.7%
Elbit Systems Ltd. $ 305 $ 245,203
Kongsberg Gruppen ASA 10,368 323,802
Thales SA 1,312 371,191
940,196
Automobile Components -
0.6%
Bridgestone Corp. 11,100 276,411
Cie Generale des Etablissements
Michelin SCA 1,216 48,925
325,336
Banks -
14.6%
Banco Comercial Portugues SA,
Class R 31,040 38,034
Bank Hapoalim BM 18,080 438,870
Bank Leumi Le-Israel BM 18,944 447,841
BOC Hong Kong Holdings Ltd. 76,000 505,917
Canadian Imperial Bank of
Commerce 8,224 973,385
Danske Bank A/S 4,544 261,026
DBS Group Holdings Ltd. 14,800 853,323
HSBC Holdings plc 16,864 357,669
Japan Post Bank Co. Ltd. 15,800 308,707
Mitsubishi UFJ Financial Group, Inc. 4,400 98,681
Mizrahi Tefahot Bank Ltd. 5,408 402,136
Oversea-Chinese Banking Corp. Ltd. 30,000 680,714
Royal Bank of Canada 7,776 1,626,372
Toronto-Dominion Bank (The) 5,088 609,465
United Overseas Bank Ltd. 11,100 375,245
7,977,385
Beverages -
0.2%
Kirin Holdings Co. Ltd. 6,400 118,695
Broadline Retail -
1.9%
Dollarama, Inc. 2,528 344,137
Next plc 1,376 274,892
Pan Pacific International Holdings
Corp. 75,400 427,231
1,046,260
Building Products -
0.8%
Geberit AG (Registered) 672 442,047
Capital Markets -
2.3%
Deutsche Boerse AG 1,728 521,492
Euronext NV(a) 2,560 467,142
Singapore Exchange Ltd. 12,800 243,876
1,232,510
Chemicals -
2.4%
Air Liquide SA 4,681 919,451
Investments Shares Value
Chemicals
(continued)
EMS-Chemie Holding AG
(Registered)(b) $ 24 $ 24,251
Givaudan SA (Registered) 96 383,264
1,326,966
Commercial Services & Supplies -
1.2%
Brambles Ltd. 14,016 192,847
Dai Nippon Printing Co. Ltd. 12,500 229,353
Secom Co. Ltd. 5,400 233,398
655,598
Construction & Engineering -
0.4%
ACS Actividades de Construccion y
Servicios SA 1,655 210,029
Construction Materials -
0.2%
James Hardie Industries plc* 4,800 126,192
Consumer Staples Distribution & Retail -
1.8%
Koninklijke Ahold Delhaize NV 8,352 330,179
Loblaw Cos. Ltd. 10,176 477,373
Metro, Inc., Class A 2,784 184,918
992,470
Containers & Packaging -
0.5%
CCL Industries, Inc., Class B 4,000 265,032
Diversified REITs -
0.4%
CapitaLand Integrated Commercial
Trust, REIT 115,200 223,437
Diversified Telecommunication Services -
3.0%
Deutsche Telekom AG (Registered) 21,248 654,199
Koninklijke KPN NV 43,520 205,846
Singapore Telecommunications Ltd. 67,200 232,410
Swisscom AG (Registered) 269 206,808
Telstra Group Ltd. 58,112 204,891
TELUS Corp. 16,096 153,519
1,657,673
Electric Utilities -
4.7%
CK Infrastructure Holdings Ltd. 2,500 19,958
CLP Holdings Ltd. 22,500 224,093
Emera, Inc.(b) 4,064 217,011
Fortis, Inc.(b) 8,199 466,394
Hydro One Ltd.(a) 5,248 218,472
Iberdrola SA 36,001 855,343
Power Assets Holdings Ltd. 49,000 368,987
Terna - Rete Elettrica Nazionale 18,304 210,007
Verbund AG 224 15,347
2,595,612
Electrical Equipment -
0.2%
Vestas Wind Systems A/S 4,320 116,067

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Energy Equipment & Services -
0.8%
TechnipFMC plc $ 6,208 $ 444,865
Entertainment -
0.6%
Toho Co. Ltd. 23,800 227,499
Universal Music Group NV 6,496 107,887
335,386
Financial Services -
0.4%
HAL Trust 128 24,270
Poste Italiane SpA(b) 6,080 183,348
207,618
Food Products -
3.4%
Chocoladefabriken Lindt & Spruengli
AG 20 230,394
Danone SA 5,760 447,466
Nestle SA (Registered) 8,768 877,938
WH Group Ltd.(a) 288,000 310,345
1,866,143
Gas Utilities -
1.5%
Hong Kong & China Gas Co. Ltd.(b) 224,000 200,816
Osaka Gas Co. Ltd. 5,800 200,892
Snam SpA 30,432 206,160
Tokyo Gas Co. Ltd. 5,600 218,724
826,592
Ground Transportation -
2.0%
Canadian National Railway Co. 4,672 593,637
Canadian Pacific Kansas City Ltd.(b) 960 85,212
MTR Corp. Ltd.(b) 45,500 192,175
West Japan Railway Co.(b) 11,400 214,862
1,085,886
Health Care Equipment & Supplies -
0.3%
Cochlear Ltd. 480 40,435
Fisher & Paykel Healthcare Corp.
Ltd. 992 23,720
Smith & Nephew plc 3,008 46,897
Terumo Corp. 1,800 26,272
137,324
Health Care Providers & Services -
0.0%(c)
Sigma Healthcare Ltd.(b) 11,712 24,184
Hotels, Restaurants & Leisure -
2.5%
Amadeus IT Group SA 4,064 249,409
Compass Group plc 15,104 478,948
Oriental Land Co. Ltd.(b) 31,700 630,516
1,358,873
Household Durables -
0.1%
Sony Group Corp. 2,300 54,703
Household Products -
0.8%
Unicharm Corp.(b) 69,900 441,855
Investments Shares Value
Industrial Conglomerates -
0.6%
Jardine Matheson Holdings Ltd. $ 2,900 $ 192,589
Keppel Ltd. 12,800 114,361
306,950
Industrial REITs -
0.4%
CapitaLand Ascendas REIT, REIT 105,764 211,726
Insurance -
6.9%
Admiral Group plc 4,480 227,412
AIA Group Ltd. 5,200 52,553
Fairfax Financial Holdings Ltd. 192 321,297
Great-West Lifeco, Inc. 3,744 248,043
Insurance Australia Group Ltd. 32,224 192,150
Intact Financial Corp. 2,400 470,899
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,184 711,368
Sampo OYJ, Class A 41,504 459,569
Sompo Holdings, Inc. 6,700 299,307
Tryg A/S 7,968 189,733
Zurich Insurance Group AG 768 584,555
3,756,886
Interactive Media & Services -
0.4%
LY Corp. 76,800 215,508
IT Services -
1.5%
CGI, Inc.(b) 4,128 301,939
Nomura Research Institute Ltd. 2,700 79,461
Obic Co. Ltd. 15,400 437,651
819,051
Leisure Products -
0.8%
Bandai Namco Holdings, Inc. 7,400 214,204
Shimano, Inc.(b) 1,800 227,508
441,712
Machinery -
1.0%
GEA Group AG 1,120 79,443
Kone OYJ, Class B 7,136 411,337
Schindler Holding AG 96 30,210
Schindler Holding AG (Registered) 64 19,579
540,569
Marine Transportation -
0.0%(c)
Kuehne + Nagel International AG
(Registered) 96 24,408
Metals & Mining -
1.3%
BHP Group Ltd.(b) 2,144 90,817
Nippon Steel Corp.(b) 64,000 261,105
Rio Tinto plc 1,856 179,186
Wheaton Precious Metals Corp. 1,696 184,343
715,451
Multi-Utilities -
0.9%
Engie SA 16,096 502,057

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities
(continued)
National Grid plc $ 704 $ 11,274
513,331
Oil, Gas & Consumable Fuels -
4.5%
Eni SpA 16,352 451,155
Equinor ASA 5,088 207,293
Galp Energia SGPS SA 1,376 31,172
Idemitsu Kosan Co. Ltd. 6,400 52,695
Inpex Corp. 9,600 218,679
Ovintiv, Inc. 3,552 221,858
Pembina Pipeline Corp. 9,216 450,272
Shell plc 16,928 770,790
TC Energy Corp. 832 55,987
TotalEnergies SE 288 25,323
2,485,224
Passenger Airlines -
1.1%
ANA Holdings, Inc.(b) 19,200 375,740
Cathay Pacific Airways Ltd. 15,000 27,928
Japan Airlines Co. Ltd. 9,100 168,198
Singapore Airlines Ltd. 4,900 29,389
601,255
Personal Care Products -
3.3%
Beiersdorf AG 1,120 104,017
Kao Corp.(b) 22,800 467,957
Unilever plc 19,392 1,237,770
1,809,744
Pharmaceuticals -
9.3%
Astellas Pharma, Inc. 16,000 221,272
AstraZeneca plc 1,984 337,270
Chugai Pharmaceutical Co. Ltd. 1,500 65,304
GSK plc 14,752 383,451
Ipsen SA 672 129,274
Novartis AG (Registered) 13,152 2,058,022
Roche Holding AG 768 335,659
Sanofi SA 9,824 841,735
Shionogi & Co. Ltd. 11,000 200,933
Takeda Pharmaceutical Co. Ltd. 14,300 495,122
5,068,042
Professional Services -
1.8%
RELX plc 3,328 116,759
SGS SA (Registered) 3,840 454,601
Thomson Reuters Corp.(b) 2,272 222,722
Wolters Kluwer NV 2,560 199,934
994,016
Real Estate Management & Development -
3.2%
CK Asset Holdings Ltd. 64,000 390,451
Daiwa House Industry Co. Ltd. 15,000 440,697
Hongkong Land Holdings Ltd. 3,200 25,984
Mitsui Fudosan Co. Ltd. 24,900 243,957
Sino Land Co. Ltd. 10,638 14,516
Investments Shares Value
Real Estate Management & Development
(continued)
Sun Hung Kai Properties Ltd. $ 25,500 $ 400,632
Swiss Prime Site AG (Registered) 1,312 213,734
1,729,971
Retail REITs -
1.2%
Klepierre SA, REIT 10,144 459,144
Link REIT, REIT(b) 41,600 207,533
666,677
Semiconductors & Semiconductor Equipment -
2.3%
ASML Holding NV 747 1,232,639
Tokyo Electron Ltd. 100 34,856
1,267,495
Software -
1.4%
Constellation Software, Inc. 14 29,969
Oracle Corp. Japan(b) 6,800 379,322
Sage Group plc (The) 12,288 160,934
SAP SE 960 174,162
744,387
Specialty Retail -
0.2%
Industria de Diseno Textil SA 1,440 93,509
Technology Hardware, Storage & Peripherals -
0.4%
Canon, Inc.(b) 8,800 244,725
Textiles, Apparel & Luxury Goods -
0.1%
LVMH Moet Hennessy Louis Vuitton
SE 128 69,976
Tobacco -
0.8%
Japan Tobacco, Inc.(b) 10,300 461,551
Trading Companies & Distributors -
2.8%
Bunzl plc 6,432 242,537
Ferguson Enterprises, Inc. 1,792 419,920
Mitsubishi Corp. 28,800 863,864
1,526,321
Transportation Infrastructure -
1.5%
Aena SME SA(a) 15,968 490,165
Getlink SE(b) 8,800 187,107
Transurban Group 11,456 119,163
796,435
Wireless Telecommunication Services -
1.7%
KDDI Corp. 26,000 476,973
SoftBank Corp. 336,000 471,423
948,396
Total Common Stocks
(Cost $45,342,765) 54,088,250

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments
Number of
Warrants Value
WARRANTS - 0.0%
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040 (Cost $–)*‡ $ 28 —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1.6%(d)
INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund
3.67%, 8/3/2026 7,062 $ 7,062
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 7,062 7,062
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 7,062 7,062
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 7,062 7,062
Total Investment Companies
(Cost $28,248) 28,248
REPURCHASE AGREEMENTS - 1.6%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$746,008, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.00% - 4.88%, maturing
8/15/2026 - 2/15/2056; total
market value $756,129 746,008 746,008
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$100,000, collateralized by
various Common Stocks; total
market value $110,030 100,000 100,000
Total Repurchase Agreements
(Cost $846,008) 846,008
Total Securities Lending Reinvestments
(Cost $874,256) 874,256
Total Investments - 100.3%
(Cost $46,217,021) 54,962,506
Liabilities in excess of other assets - (0.3%) (161,699)
NET ASSETS - 100.0% $54,800,807
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July
31, 2026 was $4,875,294, collateralized in the form of
cash with a value of $874,256 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $1,754,310
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from September 14,
2026 – June 30, 2120 and $2,618,863 of collateral in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from August 06, 2026 – May 15, 2055; a total
value of $5,247,429.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $874,256.
Percentages shown are based on Net Assets.
Abbreviations
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Futures Contracts
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE Index 4 09/18/2026 USD $ 636,460 $ 7,697
Forward Foreign Currency Contracts
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
CAD 77,000 MORGAN STANLEY & CO. INCORPORATED USD 54,683 09/16/2026 $ 311
USD 49,410 BANK OF MONTREAL AUD 70,000 09/16/2026 286
USD 215,871 BANK OF MONTREAL CHF 170,000 09/16/2026 4,734
USD 152,603 JPMORGAN BANK EUR 130,420 09/16/2026 2,284
USD 7,685 GOLDMAN SACHS AND CO. LLC HKD 60,000 09/16/2026 22
USD 119,932 TORONTO DOMINION BANK JPY 18,950,000 09/16/2026 502
Total unrealized appreciation $ 8,139
ILS 73,522 MORGAN STANLEY & CO. INCORPORATED USD 25,791 09/16/2026 $ (1,746)
SGD 16,357 MORGAN STANLEY & CO. INCORPORATED USD 12,901 09/16/2026 (120)
USD 80,471 BANK OF MONTREAL GBP 60,000 09/16/2026 (272)
Total unrealized depreciation $ (2,138)
Net unrealized appreciation $ 6,001
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Australia 1.6%
Austria 0.0
†
Canada 15.9
Denmark 1.0
Finland 1.6
France 9.0
Germany 4.1
Hong Kong 5.3
Ireland 0.2
Israel 2.8
Italy 1.9
Japan 20.7
Netherlands 3.8
New Zealand 0.1
Norway 1.0
Portugal 0.1
Singapore 5.8
Spain 3.5
Switzerland 10.7
United Kingdom 9.6
Other
1
1.3
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98.7%
Warrants –
Securities Lending Reinvestments 1.6
Others
(1)
(0.3)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.2%
Aerospace & Defense -
1.1%
Aselsan Elektronik Sanayi ve Ticaret
A/S $ 13,160 $ 94,772
Hanwha Aerospace Co. Ltd. 140 90,047
184,819
Automobile Components -
0.3%
MRF Ltd. 41 57,051
Automobiles -
2.1%
Eicher Motors Ltd. 1,765 144,905
Hero MotoCorp Ltd. 820 46,287
Maruti Suzuki India Ltd. 705 105,172
Yadea Group Holdings Ltd.(a)(b) 40,000 54,734
351,098
Banks -
12.8%
Al Rajhi Bank 2,077 34,594
Banco BBVA Peru SA 9,599 6,216
Bank of China Ltd., Class H 260,000 182,692
BDO Unibank, Inc. 28,300 57,552
Chang Hwa Commercial Bank Ltd. 125,000 97,466
China Construction Bank Corp.,
Class H 105,000 123,323
Chongqing Rural Commercial Bank
Co. Ltd., Class H 105,000 87,839
First Financial Holding Co. Ltd. 125,000 142,138
HDFC Bank Ltd. 26,385 206,885
Hong Leong Bank Bhd. 15,500 83,597
ICICI Bank Ltd. 3,940 59,273
Industrial & Commercial Bank of
China Ltd., Class H 180,000 172,388
Itau Unibanco Holding SA
(Preference) 2,575 21,738
Malayan Banking Bhd. 35,000 93,356
Mega Financial Holding Co. Ltd. 50,000 82,150
Metropolitan Bank & Trust Co. 81,650 87,625
National Bank of Kuwait SAKP 40,787 113,107
Public Bank Bhd. 101,000 127,779
Qatar International Islamic Bank QSC 31,235 92,822
RHB Bank Bhd. 41,500 86,829
Saudi Investment Bank (The) 25,030 92,375
Sberbank of Russia PJSC*‡ 12,360 —
Shanghai Commercial & Savings
Bank Ltd. (The) 73,730 103,686
2,155,430
Beverages -
0.3%
Ambev SA 15,500 48,782
Biotechnology -
0.6%
Celltrion, Inc. 708 92,715
Investments Shares Value
Broadline Retail -
1.5%
Alibaba Group Holding Ltd., ADR(a) $ 1,810 $ 221,272
PDD Holdings, Inc., ADR* 305 27,011
Robinson PCL*‡ 600 —
248,283
Chemicals -
1.7%
Asian Paints Ltd. 4,965 142,958
Fertiglobe plc 45,010 32,598
PhosAgro PJSC*‡ 1,158 —
Pidilite Industries Ltd. 6,430 108,592
284,148
Construction & Engineering -
0.1%
Voltas Ltd. 1,765 24,582
Construction Materials -
0.5%
Holcim Maroc SA 475 90,004
Consumer Finance -
0.6%
Muthoot Finance Ltd. 3,050 99,720
Consumer Staples Distribution & Retail -
0.4%
President Chain Store Corp. 8,800 60,992
Containers & Packaging -
0.0%(c)
Klabin SA (Preference) 1,530 1,096
Diversified Telecommunication Services -
3.4%
China Tower Corp. Ltd., Class H(b) 52,500 67,151
Chunghwa Telecom Co. Ltd. 25,000 107,909
Emirates Integrated
Telecommunications Co. PJSC 42,915 142,084
Saudi Telecom Co. 8,335 95,745
Telefonica Brasil SA 11,500 73,858
Telekom Malaysia Bhd. 46,500 88,187
574,934
Electric Utilities -
1.1%
CPFL Energia SA 8,500 77,193
Korea Electric Power Corp. 4,635 113,136
190,329
Electronic Equipment, Instruments & Components -
1.0%
Delta Electronics, Inc. 1,800 91,339
Hon Hai Precision Industry Co. Ltd. 2,000 15,502
Largan Precision Co. Ltd. 500 62,425
169,266
Entertainment -
0.6%
Krafton, Inc. 380 64,768
NetEase, Inc., ADR 330 43,979
108,747
Financial Services -
0.1%
Meritz Financial Group, Inc.* 120 10,437

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products -
3.2%
Britannia Industries Ltd. $ 1,620 $ 91,964
Gruma SAB de CV, Class B 1,575 23,441
Marico Ltd. 16,565 151,153
Nestle India Ltd. 5,080 80,373
Tingyi Cayman Islands Holding Corp. 84,000 127,474
Want Want China Holdings Ltd. 165,000 71,121
545,526
Gas Utilities -
0.8%
Kunlun Energy Co. Ltd. 66,000 60,937
Petronas Gas Bhd. 18,000 77,259
138,196
Health Care Providers & Services -
2.0%
Bangkok Dusit Medical Services
PCL, NVDR 253,000 145,470
Bumrungrad Hospital PCL, NVDR 14,000 78,610
Dr Sulaiman Al Habib Medical
Services Group Co. 1,680 105,126
329,206
Independent Power and Renewable Electricity Producers
-
1.0%
Aboitiz Power Corp. 142,000 99,275
Huaneng Power International, Inc.,
Class H(a) 92,000 70,746
Unipro PAO*‡ 726,000 —
170,021
Industrial Conglomerates -
3.7%
International Holding Co. PJSC* 5,920 615,726
Insurance -
1.9%
BB Seguridade Participacoes SA 19,500 158,360
Caixa Seguridade Participacoes SA 35,500 141,493
PICC Property & Casualty Co. Ltd.,
Class H 8,000 16,731
316,584
Interactive Media & Services -
2.6%
NAVER Corp. 60 8,754
Tencent Holdings Ltd. 7,000 424,199
432,953
IT Services -
4.2%
Arabian Internet & Communications
Services Co. 1,245 71,242
Elm Co. 155 27,983
HCL Technologies Ltd. 7,300 103,049
Infosys Ltd. 15,950 188,913
Samsung SDS Co. Ltd. 1,210 174,833
Tata Consultancy Services Ltd. 5,760 142,806
708,826
Life Sciences Tools & Services -
0.5%
Divi's Laboratories Ltd. 925 78,099
Investments Shares Value
Marine Transportation -
0.3%
MISC Bhd. $ 28,500 $ 55,724
Metals & Mining -
0.4%
Polyus PJSC*‡ 5,460 —
POSCO Holdings, Inc. 200 43,838
Vale SA 2,000 30,028
73,866
Multi-Utilities -
0.4%
Nebras Energy 14,965 60,748
Office REITs -
0.1%
Embassy Office Parks REIT, REIT 4,815 22,103
Oil, Gas & Consumable Fuels -
5.8%
China Coal Energy Co. Ltd., Class H 78,000 106,532
China Shenhua Energy Co. Ltd.,
Class H 21,000 116,387
Ecopetrol SA 130,930 111,307
PetroChina Co. Ltd., Class H 110,000 139,436
Petroleo Brasileiro SA - Petrobras
(Preference) 21,500 183,742
PTT Exploration & Production PCL,
NVDR 27,500 122,707
Qatar Fuel QSC 24,755 94,505
Reliance Industries Ltd. 2,410 33,033
Surgutneftegas PAO (Preference)*‡ 156,600 —
Turkiye Petrol Rafinerileri A/S 10,165 63,151
970,800
Personal Care Products -
1.4%
Amorepacific Corp. 1,140 103,949
Colgate-Palmolive India Ltd. 230 5,005
Godrej Consumer Products Ltd. 1,420 15,930
Hindustan Unilever Ltd. 5,235 115,289
240,173
Pharmaceuticals -
2.0%
Cipla Ltd. 6,240 96,345
Lupin Ltd. 3,100 78,463
Sun Pharmaceutical Industries Ltd. 6,820 142,275
Torrent Pharmaceuticals Ltd. 425 22,818
339,901
Semiconductors & Semiconductor Equipment -
21.9%
MediaTek, Inc. 1,370 150,696
Novatek Microelectronics Corp. 10,000 160,587
Realtek Semiconductor Corp. 3,000 63,399
SK hynix, Inc. 430 518,159
Taiwan Semiconductor Manufacturing
Co. Ltd. 33,900 2,543,628
United Microelectronics Corp. 47,000 175,965
WAAREE Energies Ltd. 2,785 78,230
3,690,664
Software -
0.3%
Oracle Financial Services Software
Ltd. 435 50,997

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail -
2.0%
Abu Dhabi National Oil Co. for
Distribution PJSC $ 66,970 $ 72,936
FSN E-Commerce Ventures Ltd.* 16,790 58,668
Jarir Marketing Co. 32,795 145,135
Petronas Dagangan Bhd. 11,500 54,932
331,671
Technology Hardware, Storage & Peripherals -
8.5%
Samsung Electronics Co. Ltd. 5,925 1,090,911
Samsung Electronics Co. Ltd.
(Preference) 2,540 340,282
1,431,193
Tobacco -
1.0%
ITC Ltd. 23,405 68,928
KT&G Corp. 830 104,267
173,195
Trading Companies & Distributors -
0.4%
Posco International Corp. 1,785 65,355
Transportation Infrastructure -
1.2%
Jiangsu Expressway Co. Ltd., Class
H 70,000 86,768
Promotora y Operadora de
Infraestructura SAB de CV 1,650 26,008
Taiwan High Speed Rail Corp. 105,000 84,633
197,409
Water Utilities -
1.4%
Emirates Central Cooling Systems
Corp. 215,960 92,903
Guangdong Investment Ltd. 130,000 140,418
233,321
Wireless Telecommunication Services -
4.0%
Advanced Info Service PCL, NVDR 6,500 73,969
Bharti Airtel Ltd. 7,135 147,463
Celcomdigi Bhd. 82,500 60,162
Far EasTone Telecommunications
Co. Ltd. 42,500 138,077
Mobile Telecommunications Co.
KSCP 44,150 85,189
SK Telecom Co. Ltd. 1,510 86,213
Taiwan Mobile Co. Ltd. 25,000 87,023
678,096
Total Common Stocks
(Cost $12,121,306) 16,702,786
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1.4%(d)
INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund
3.67%, 8/3/2026 133 133
Investments
Principal
Amount Value
INVESTMENT COMPANIES (continued)
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 $ 133 $ 133
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 133 133
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 133 133
Total Investment Companies
(Cost $532) 532
REPURCHASE AGREEMENTS - 1.4%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$227,587, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $230,674
(Cost $227,587) $227,587 227,587
Total Securities Lending Reinvestments
(Cost $228,119) 228,119
Total Investments - 100.6%
(Cost $12,349,425) 16,930,905
Liabilities in excess of other assets - (0.6%) (100,213)
NET ASSETS - 100.0% $16,830,692
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
July 31, 2026. The total value of securities on loan at
July 31, 2026 was $287,915, collateralized in the form of
cash with a value of $228,119 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $60,058 of
collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.25%
– 6.25%, and maturity dates ranging from January 29,
2027 – November 22, 2055; a total value of $288,177.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $228,119.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
MSCI Emerging Markets Index 2 09/18/2026 USD $ 164,230 $ (11,361)
Forward Foreign Currency Contracts
FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 19,390 GOLDMAN SACHS AND CO. LLC INR
*
1,880,000 09/16/2026 $ (239)
Net unrealized depreciation $ (239)
* Non-deliverable forward.
Abbreviations:
INR — Indian Rupee
USD — US Dollar
FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Brazil 4.4%
China 13.9
Colombia 0.7
India 16.4
Kuwait 1.2
Malaysia 4.3
Mexico 0.3
Morocco 0.5
Peru 0.0
†
Philippines 1.4
Qatar 1.5
Saudi Arabia 3.4
South Korea 17.3
Taiwan 24.8
Thailand 2.5
Turkey 0.9
United Arab Emirates 5.7
Other
1
0.8
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Security Type % of Net Assets
Common Stocks 99.2%
Securities Lending Reinvestments 1.4
Others
(1)
(0.6)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.3%
Aerospace & Defense -
2.0%
AAR Corp.* $ 2,393 $ 335,116
AeroVironment, Inc.*(a) 1,738 259,605
Archer Aviation, Inc., Class A*(a) 7,426 34,457
ATI, Inc.* 3,318 621,926
Axon Enterprise, Inc.* 1,580 833,861
Beta Technologies, Inc., Class A*(a) 3,318 62,810
Boeing Co. (The)* 18,012 3,893,114
BWX Technologies, Inc. 2,490 420,063
Cadre Holdings, Inc.(a) 2,212 68,196
Carpenter Technology Corp. 1,296 673,479
Curtiss-Wright Corp. 810 586,440
Ducommun, Inc.*(a) 513 91,837
Eve Holding, Inc.*(a) 13,215 30,659
Firefly Aerospace, Inc.*(a) 3,476 70,667
GE Aerospace 23,384 8,419,877
General Dynamics Corp. 6,802 2,608,023
HEICO Corp. 1,169 416,585
HEICO Corp., Class A 1,710 439,949
Hexcel Corp.(a) 3,171 326,454
Howmet Aerospace, Inc. 8,908 2,514,372
Huntington Ingalls Industries, Inc. 1,422 464,212
Intuitive Machines, Inc., Class A*(a) 7,426 91,637
Karman Holdings, Inc.*(a) 6,004 289,093
Kratos Defense & Security Solutions,
Inc.* 7,584 353,414
L3Harris Technologies, Inc. 3,950 1,094,387
Leonardo DRS, Inc. 2,268 104,441
Loar Holdings, Inc.*(a) 2,370 162,226
Lockheed Martin Corp. 5,372 3,130,479
Mercury Systems, Inc.*(a) 2,754 267,413
Moog, Inc., Class A 1,264 492,770
Northrop Grumman Corp. 3,318 1,799,949
Redwire Corp.*(a) 9,322 80,356
Rocket Lab Corp.*(a) 11,850 769,657
RTX Corp. 37,574 8,086,676
StandardAero, Inc.*(a) 13,430 393,633
Textron, Inc.(a) 5,791 493,741
TransDigm Group, Inc. 1,202 1,507,765
V2X, Inc.* 4,582 413,480
Voyager Technologies, Inc., Class
A*(a) 3,160 77,515
VSE Corp.(a) 810 157,456
Woodward, Inc. 1,472 531,024
43,468,814
Air Freight & Logistics -
0.2%
CH Robinson Worldwide, Inc. 2,844 420,144
Expeditors International of
Washington, Inc. 3,338 560,417
FedEx Corp.(a) 6,004 1,845,629
GXO Logistics, Inc.*(a) 6,744 338,279
Hub Group, Inc., Class A(a) 4,536 211,060
Investments Shares Value
Air Freight & Logistics
(continued)
United Parcel Service, Inc., Class B $ 19,908 $ 2,074,812
5,450,341
Automobile Components -
0.6%
Adient plc* 17,654 371,440
Aptiv plc* 42,344 2,391,166
Autoliv, Inc.(a) 13,430 1,654,173
BorgWarner, Inc. 41,712 2,658,723
Dana, Inc. 6,964 187,541
Dauch Corp.*(a) 49,928 282,093
Dorman Products, Inc.*(a) 1,700 226,372
Fox Factory Holding Corp.*(a) 5,214 93,852
Garrett Motion, Inc. 31,916 994,184
Gentex Corp.(a) 39,500 922,720
Gentherm , Inc.*(a) 5,832 236,663
Goodyear Tire & Rubber Co. (The)* 33,338 231,699
LCI Industries(a) 3,476 355,803
Lear Corp. 10,852 1,417,705
Mobileye Global, Inc., Class A*(a) 11,534 91,580
Patrick Industries, Inc.(a) 2,171 179,216
Phinia , Inc.(a) 8,532 627,870
QuantumScape Corp., Class A* 4,582 23,918
Standard Motor Products, Inc.(a) 3,240 123,865
Visteon Corp.(a) 4,698 491,129
XPEL, Inc.*(a)(b) 2,844 126,188
13,687,900
Automobiles -
1.2%
Ford Motor Co. 109,156 1,602,410
General Motors Co. 25,754 2,288,501
Harley-Davidson, Inc.(a) 7,268 178,357
Lucid Group, Inc., Class A*(a) 23,858 176,072
Rivian Automotive, Inc., Class A*(a) 20,224 307,809
Tesla, Inc.* 63,358 19,717,643
Thor Industries, Inc.(a) 11,692 876,549
Winnebago Industries, Inc. 1,580 47,842
25,195,183
Banks -
6.2%
1st Source Corp. 2,672 239,785
Amalgamated Financial Corp.(a) 4,898 241,863
Ameris Bancorp(a) 13,604 1,186,405
Associated Banc-Corp. 35,630 1,100,254
Atlantic Union Bankshares Corp.(a) 26,074 1,106,320
Axos Financial, Inc.* 10,744 1,089,549
Banc of California, Inc. 25,122 481,086
BancFirst Corp. 1,535 173,179
Bancorp, Inc. (The)* 3,338 223,880
Bank of America Corp. 181,700 11,256,315
Bank of Hawaii Corp. 1,134 90,607
Bank OZK 21,864 1,121,623
BankUnited, Inc.(a) 14,062 655,992
Banner Corp. 4,740 333,743
BOK Financial Corp.(a) 3,792 535,772

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Burke & Herbert Financial Services
Corp.(a) $ 2,430 $ 177,997
Business First Bancshares, Inc.(a) 4,050 128,871
Byline Bancorp, Inc. 7,504 294,682
Capitol Federal Financial, Inc.(a) 33,338 294,708
Cathay General Bancorp 13,588 858,626
Central Pacific Financial Corp.(a) 2,548 100,391
Citigroup, Inc. 48,190 6,382,765
Citizens Financial Group, Inc. 12,956 928,297
City Holding Co. 342 49,628
CNB Financial Corp.(a) 4,536 159,214
Coastal Financial Corp.* 1,336 54,763
Columbia Banking System, Inc. 57,986 1,813,222
Commerce Bancshares, Inc. 7,450 441,561
Community Financial System, Inc.(a) 2,844 184,320
Community Trust Bancorp, Inc. 1,881 147,564
ConnectOne Bancorp, Inc.(a) 6,320 208,181
Cullen/Frost Bankers, Inc. 12,634 2,101,540
Customers Bancorp, Inc.*(a) 5,243 412,519
CVB Financial Corp.(a) 9,361 209,406
Dime Commercial Bancshares, Inc.
(a) 7,450 303,662
East West Bancorp, Inc. 4,424 579,544
Eastern Bankshares , Inc.(a) 42,270 970,519
Enterprise Financial Services Corp. 7,936 526,236
Equity Bancshares, Inc., Class A 1,106 56,052
Farmers National Banc Corp.(a) 4,266 67,659
FB Financial Corp. 1,020 61,588
Fifth Third Bancorp 24,490 1,383,685
First Bancorp/NC(a) 3,262 205,082
First Bancorp/PR 32,552 941,729
First Busey Corp. 13,114 404,698
First Citizens BancShares , Inc.,
Class A(a) 316 690,981
First Commonwealth Financial Corp. 20,698 445,628
First Financial Bancorp(a) 17,179 581,166
First Financial Bankshares , Inc. 7,126 250,408
First Hawaiian, Inc. 25,428 706,644
First Horizon Corp. 92,114 2,361,803
First Interstate BancSystem , Inc.,
Class A(a) 16,553 629,345
First Merchants Corp. 10,852 468,155
First Mid Bancshares, Inc. 6,691 348,534
Firstsun Capital Bancorp* 3,002 116,117
Flagstar Bank NA 11,662 165,834
FNB Corp. 66,724 1,261,084
Fulton Financial Corp.(a) 34,010 827,463
German American Bancorp, Inc.(a) 1,620 82,426
Glacier Bancorp, Inc.(a) 4,860 239,549
Hancock Whitney Corp.(a) 16,196 1,247,092
Hanmi Financial Corp. 5,184 165,266
Heritage Financial Corp.(a) 5,357 159,264
Hilltop Holdings, Inc. 3,160 124,630
Home BancShares , Inc.(a) 38,236 1,187,992
Investments Shares Value
Banks
(continued)
Hope Bancorp, Inc.(a) $ 18,486 $ 258,989
Horizon Bancorp, Inc. 14,549 297,527
Huntington Bancshares, Inc. 56,564 963,851
Independent Bank Corp.(a) 9,232 773,919
International Bancshares Corp. 11,500 880,210
JPMorgan Chase & Co. 75,524 26,568,588
KeyCorp 28,342 640,246
Lakeland Financial Corp. 486 30,448
Live Oak Bancshares, Inc. 972 41,602
M&T Bank Corp. 4,424 1,089,587
Mercantile Bank Corp. 2,210 132,777
Metropolitan Bank Holding Corp. 1,580 146,118
National Bank Holdings Corp., Class
A 8,584 370,743
NB Bancorp, Inc. 2,686 61,805
NBT Bancorp, Inc.(a) 8,260 434,889
Nicolet Bankshares , Inc.(a) 1,371 234,331
Northeast Bank(a) 790 98,094
Northwest Bancshares, Inc. 23,970 377,288
OceanFirst Financial Corp. 13,480 260,299
OFG Bancorp 9,480 501,113
Old National Bancorp(a) 69,836 1,860,431
Old Second Bancorp, Inc.(a) 6,636 167,824
Origin Bancorp, Inc. 2,528 138,357
Park National Corp.(a) 342 71,187
Pathward Financial, Inc. 1,458 128,654
Peapack-Gladstone Financial Corp. 1,106 50,854
Peoples Bancorp, Inc.(a) 5,022 209,217
Pinnacle Financial Partners, Inc. 28,598 3,009,368
PNC Financial Services Group, Inc.
(The) 11,060 2,763,562
Popular, Inc. 12,640 2,214,654
Preferred Bank(a) 2,686 280,526
Prosperity Bancshares, Inc. 20,122 1,506,534
Provident Financial Services, Inc. 21,949 541,701
QCR Holdings, Inc. 1,264 130,129
Regions Financial Corp.(a) 25,438 787,306
Renasant Corp.(a) 15,958 695,290
Republic Bancorp, Inc., Class A(a) 1,134 112,878
S&T Bancorp, Inc.(a) 7,334 382,468
Seacoast Banking Corp. of Florida 1,002 34,809
ServisFirst Bancshares, Inc.(a) 2,844 254,538
Simmons First National Corp., Class
A 26,702 629,900
Southside Bancshares, Inc.(a) 6,156 200,132
SouthState Bank Corp.(a) 19,118 2,009,111
Stock Yards Bancorp, Inc.(a) 810 68,931
Texas Capital Bancshares, Inc. 7,268 718,442
Tompkins Financial Corp.(a) 3,839 383,286
Towne Bank(a) 17,222 652,886
TriCo Bancshares 4,601 264,742
Triumph Financial, Inc.*(a) 2,210 167,805
Truist Financial Corp. 34,286 1,777,386
TrustCo Bank Corp. NY(a) 5,056 288,091
Trustmark Corp. 12,640 599,768
UMB Financial Corp. 14,220 2,072,281

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
United Bankshares , Inc.(a) $ 28,180 $ 1,365,321
United Community Banks, Inc.(a) 21,488 761,535
Univest Financial Corp. 4,601 203,548
US Bancorp 43,450 2,737,784
Valley National Bancorp 84,700 1,210,363
WaFd , Inc.(a) 16,682 613,397
Webster Financial Corp. 31,916 2,464,554
Wells Fargo & Co. 84,688 7,321,278
WesBanco, Inc.(a) 20,406 844,400
Westamerica Bancorp 5,346 321,562
Western Alliance Bancorp(a) 21,488 1,729,569
Wintrust Financial Corp.(a) 12,956 2,067,000
WSFS Financial Corp. 3,004 240,921
Zions Bancorp NA 27,808 1,938,218
135,499,385
Beverages -
0.9%
Brown-Forman Corp., Class A(a) 5,846 170,820
Brown-Forman Corp., Class B(a) 9,232 265,235
Celsius Holdings, Inc.*(a) 4,108 119,995
Coca-Cola Co. (The) 88,912 7,787,802
Coca-Cola Consolidated, Inc. 1,867 350,809
Constellation Brands, Inc., Class A(a) 4,898 637,867
Keurig Dr Pepper, Inc. 40,448 1,258,742
Molson Coors Beverage Co., Class
B(a) 27,334 1,136,001
Monster Beverage Corp.* 15,710 1,514,130
National Beverage Corp. 4,050 128,142
PepsiCo, Inc. 37,604 5,248,014
Primo Brands Corp., Class A(a) 51,034 1,158,472
Vita Coco Co., Inc. (The)*(a) 3,002 197,952
19,973,981
Biotechnology -
2.4%
AbbVie, Inc. 48,980 12,291,041
ACADIA Pharmaceuticals, Inc.* 632 16,350
ADMA Biologics, Inc.* 158 1,337
Agios Pharmaceuticals, Inc.* 4,553 136,681
Alkermes plc*(a) 7,774 380,848
Alnylam Pharmaceuticals, Inc.* 3,160 649,443
Amgen, Inc. 14,694 5,659,541
Apogee Therapeutics, Inc.* 972 130,335
Arcus Biosciences, Inc.*(a) 6,162 173,707
Arcutis Biotherapeutics, Inc.* 3,204 86,059
Ardelyx , Inc.*(a) 17,234 85,308
Arrowhead Pharmaceuticals, Inc.* 24,490 2,073,078
ARS Pharmaceuticals, Inc.*(a) 2,672 13,707
Aurinia Pharmaceuticals, Inc.* 8,058 119,903
Beam Therapeutics, Inc.*(a) 5,524 140,972
BioCryst Pharmaceuticals, Inc.*(a) 632 5,675
Biogen, Inc.* 4,108 833,719
Biohaven Ltd.* 1,896 25,596
BioMarin Pharmaceutical, Inc.* 9,322 559,506
Bridgebio Pharma, Inc.*(a) 6,320 506,169
CareDx , Inc.* 3,171 138,604
Investments Shares Value
Biotechnology
(continued)
Caris Life Sciences, Inc.*(a) $ 6,004 $ 94,083
Celldex Therapeutics, Inc.*(a) 4,860 184,972
CG oncology, Inc.*(a) 2,718 193,494
Cogent Biosciences, Inc.* 7,426 289,094
Corvus Pharmaceuticals, Inc.*(a) 4,266 56,567
CRISPR Therapeutics AG*(a) 5,357 257,082
Cullinan Therapeutics, Inc.*(a) 3,792 62,568
Cytokinetics, Inc.* 5,740 442,726
CytomX Therapeutics, Inc.*(a) 16,906 52,409
Denali Therapeutics, Inc.* 10,428 240,053
Dianthus Therapeutics, Inc.*(a) 810 86,605
Disc Medicine, Inc.*(a) 334 25,718
Dyne Therapeutics, Inc.*(a) 12,166 306,340
Evommune , Inc.*(a) 2,528 28,440
Exelixis, Inc.* 11,534 611,648
Geron Corp.* 3,634 4,688
Gilead Sciences, Inc. 33,812 4,402,661
Halozyme Therapeutics, Inc.*(a) 23,542 1,943,157
Ideaya Biosciences, Inc.*(a) 6,004 213,142
ImmunityBio , Inc.*(a) 948 6,797
Immunome, Inc.*(a) 2,754 62,681
Immunovant , Inc.*(a) 2,430 93,847
Incyte Corp.* 4,582 547,641
Insmed , Inc.* 4,108 405,049
Intellia Therapeutics, Inc.*(a) 3,240 34,603
Ionis Pharmaceuticals, Inc.*(a) 6,110 316,315
Iovance Biotherapeutics, Inc.*(a) 74,822 304,526
Janux Therapeutics, Inc.*(a) 5,688 86,287
Kiniksa Pharmaceuticals International
plc, Class A*(a) 1,190 88,465
Krystal Biotech, Inc.*(a) 1,296 442,092
Kura Oncology, Inc.* 12,714 114,553
Kymera Therapeutics, Inc.*(a) 3,058 316,197
Madrigal Pharmaceuticals, Inc.*(a) 850 397,222
MannKind Corp.*(a) 23,700 92,667
Mineralys Therapeutics, Inc.*(a) 3,792 96,772
Mirum Pharmaceuticals, Inc.* 1,296 137,311
Moderna, Inc.*(a) 9,796 537,017
Monte Rosa Therapeutics, Inc.*(a) 2,844 46,983
Natera, Inc.* 3,402 910,920
Neurocrine Biosciences, Inc.* 3,888 648,518
Novavax, Inc.*(a) 12,956 94,838
Nurix Therapeutics, Inc.*(a) 8,908 206,755
ORIC Pharmaceuticals, Inc.* 7,742 85,704
Praxis Precision Medicines, Inc.* 1,134 349,079
Protagonist Therapeutics, Inc.*(a) 1,782 243,492
PTC Therapeutics, Inc.* 4,108 279,385
Recursion Pharmaceuticals, Inc.,
Class A*(a) 474 1,422
Regeneron Pharmaceuticals, Inc. 2,844 2,168,920
Relay Therapeutics, Inc.*(a) 167 3,145
Revolution Medicines, Inc.* 4,740 888,892
Rhythm Pharmaceuticals, Inc.* 3,058 303,506
Roivant Sciences Ltd.* 13,766 466,805
Sana Biotechnology, Inc.*(a) 22,436 70,225
Sarepta Therapeutics, Inc.* 13,904 206,613

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Savara, Inc.*(a) $ 19,118 $ 104,384
Scholar Rock Holding Corp.*(a) 3,402 160,898
Spyre Therapeutics, Inc.* 4,212 414,166
Stoke Therapeutics, Inc.* 1,738 50,159
Summit Therapeutics, Inc.*(a) 5,281 68,759
Syndax Pharmaceuticals, Inc.*(a) 6,640 126,492
Taysha Gene Therapies, Inc.*(a) 9,954 58,330
TG Therapeutics, Inc.*(a) 5,184 269,724
Travere Therapeutics, Inc.* 2,004 112,004
Twist Bioscience Corp.* 2,430 222,467
Ultragenyx Pharmaceutical, Inc.* 158 3,936
uniQure NV* 3,792 165,445
United Therapeutics Corp.* 1,106 572,587
Vaxcyte , Inc.* 7,426 401,598
Vera Therapeutics, Inc., Class A* 5,214 167,369
Veracyte , Inc.* 4,266 197,601
Vericel Corp.*(a) 1,620 74,455
Vertex Pharmaceuticals, Inc.* 7,268 3,467,563
Viking Therapeutics, Inc.* 1,106 35,104
Vir Biotechnology, Inc.* 10,879 94,212
Viridian Therapeutics, Inc.*(a) 19,750 373,670
Xencor , Inc.*(a) 2,268 45,836
Zymeworks , Inc.* 5,508 120,846
51,885,875
Broadline Retail -
3.0%
Amazon.com, Inc.* 221,042 60,030,586
Coupang, Inc., Class A* 26,070 426,245
Dillard's, Inc., Class A(a) 182 107,078
eBay, Inc. 10,902 1,242,937
Etsy, Inc.* 3,888 317,572
Kohl's Corp.(a) 21,488 411,280
Macy's, Inc.(a) 51,666 1,282,350
MercadoLibre , Inc.* 1,085 2,037,576
Ollie's Bargain Outlet Holdings,
Inc.*(a) 2,528 185,732
Pattern Group, Inc., Class A* 3,402 78,314
66,119,670
Building Products -
0.8%
A O Smith Corp.(a) 2,686 161,509
AAON, Inc. 3,240 288,554
Advanced Drainage Systems, Inc. 2,212 306,318
Allegion plc(a) 3,002 472,515
Apogee Enterprises, Inc.(a) 4,212 166,795
Armstrong World Industries, Inc.(a) 1,458 254,654
AZZ, Inc. 1,422 205,792
Builders FirstSource , Inc.*(a) 20,698 1,375,175
Carlisle Cos., Inc. 1,422 511,806
Carrier Global Corp. 18,788 1,161,286
CSW Industrials, Inc. 486 155,000
Fortune Brands Innovations, Inc.(a) 22,910 1,128,547
Gibraltar Industries, Inc.* 6,636 280,437
Griffon Corp.(a) 2,212 190,608
Hayward Holdings, Inc.* 11,767 178,035
Investments Shares Value
Building Products
(continued)
Johnson Controls International plc $ 13,272 $ 1,946,472
Lennox International, Inc. 632 262,836
Louisiana-Pacific Corp.(a) 3,078 222,940
Madison Air Solutions Corp., Class A* 1,422 41,323
Masco Corp. 9,070 648,324
Masterbrand, Inc.*(a) 41,712 344,124
Modine Manufacturing Co.* 2,054 412,977
Owens Corning 16,748 2,326,297
Resideo Technologies, Inc.* 24,174 829,168
Simpson Manufacturing Co., Inc. 1,539 288,932
Tecnoglass Holdings, Inc.(a) 1,896 82,362
Trane Technologies plc 4,898 2,228,345
Trex Co., Inc.* 4,374 189,657
UFP Industries, Inc.(a) 3,505 304,024
Zurn Elkay Water Solutions Corp.(a) 5,190 262,147
17,226,959
Capital Markets -
3.4%
Acadian Asset Management, Inc. 2,054 177,650
Affiliated Managers Group, Inc. 5,688 2,085,960
Ameriprise Financial, Inc. 2,528 1,379,884
Ares Management Corp., Class A 4,266 546,432
Artisan Partners Asset Management,
Inc., Class A(a) 17,222 675,791
Bank of New York Mellon Corp. (The) 18,950 2,962,453
BGC Group, Inc., Class A(a) 59,408 684,380
Bitgo Holdings, Inc., Class A*(a) 25,754 125,164
BlackRock, Inc. 3,888 4,239,436
Blackstone, Inc. 21,488 2,745,092
Blue Owl Capital, Inc., Class A(a) 141,410 1,456,523
Carlyle Group, Inc. (The)(a) 3,950 181,779
Charles Schwab Corp. (The) 45,504 4,788,841
CME Group, Inc. 7,742 2,073,230
Cohen & Steers, Inc.(a) 1,134 93,294
Coinbase Global, Inc., Class A* 4,424 647,054
DigitalBridge Group, Inc.(a) 5,832 92,554
Donnelley Financial Solutions, Inc.* 1,190 56,287
Evercore, Inc., Class A 1,580 506,485
FactSet Research Systems, Inc.(a) 1,106 291,099
Federated Hermes, Inc., Class B(a) 15,010 900,000
Franklin Resources, Inc.(a) 59,274 2,007,018
Galaxy Digital, Inc., Class A*(a) 38,078 800,019
Goldman Sachs Group, Inc. (The) 8,216 8,367,010
Hamilton Lane, Inc., Class A 1,738 154,526
Houlihan Lokey, Inc., Class A(a) 1,896 237,929
Interactive Brokers Group, Inc., Class
A 11,014 969,122
Intercontinental Exchange, Inc. 15,010 2,288,725
Invesco Ltd. 67,150 1,987,640
Jefferies Financial Group, Inc.(a) 32,706 1,785,748
KKR & Co., Inc. 19,592 1,987,217
Lazard, Inc., Class A(a) 2,054 87,049
LPL Financial Holdings, Inc.(a) 1,944 687,593
MarketAxess Holdings, Inc.(a) 632 102,574
Miami International Holdings, Inc.*(a) 3,634 170,943
Moelis & Co., Class A 3,262 218,815

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Moody's Corp. $ 3,564 $ 1,704,946
Morgan Stanley 33,022 6,948,489
Morningstar, Inc.(a) 474 91,278
MSCI, Inc., Class A 1,580 904,139
Nasdaq, Inc. 8,260 778,009
Northern Trust Corp.(c) 5,508 1,003,503
Oppenheimer Holdings, Inc., Class A 648 69,103
Perella Weinberg Partners, Class
A(a) 5,056 89,238
Piper Sandler Cos.(a) 3,420 259,236
PJT Partners, Inc., Class A 501 84,323
Raymond James Financial, Inc. 4,698 826,754
Robinhood Markets, Inc., Class A* 17,538 1,518,089
S&P Global, Inc.(a) 6,964 2,868,681
SEI Investments Co. 3,753 386,484
State Street Corp. 8,098 1,491,328
StepStone Group, Inc., Class A 790 34,649
Stifel Financial Corp. 6,794 563,291
StoneX Group, Inc.*(a) 21,566 1,651,309
T. Rowe Price Group, Inc.(a) 6,478 723,916
TPG, Inc., Class A 3,792 165,559
Tradeweb Markets, Inc., Class A 3,792 381,096
Victory Capital Holdings, Inc., Class
A(a) 9,070 898,202
Virtu Financial, Inc., Class A 18,069 1,061,192
Virtus Investment Partners, Inc.(a) 1,896 302,128
Wealthfront Corp.* 11,692 110,957
WisdomTree, Inc.(a) 171 3,312
73,480,527
Chemicals -
1.2%
Air Products and Chemicals, Inc. 4,740 1,397,779
Albemarle Corp. 3,318 390,329
Ashland, Inc.(a) 8,746 635,047
Avient Corp. 17,978 652,961
Axalta Coating Systems Ltd.* 41,238 1,476,733
Balchem Corp. 1,881 315,171
Cabot Corp.(a) 10,366 912,415
Celanese Corp., Class A(a) 20,382 911,483
CF Industries Holdings, Inc. 5,214 652,741
Chemours Co. (The) 11,218 186,331
Corteva, Inc. 14,062 1,106,820
Dow, Inc. 17,816 539,647
DuPont de Nemours, Inc. 3,751 513,887
Eastman Chemical Co. 21,172 1,480,981
Ecolab, Inc. 5,508 1,529,186
Ecovyst , Inc.* 12,324 148,627
Element Solutions, Inc. 10,586 388,824
FMC Corp.(a) 16,116 172,602
Hawkins, Inc.(a) 513 65,679
HB Fuller Co. 972 53,752
Huntsman Corp. 39,192 382,514
Ingevity Corp.* 2,686 196,373
Innospec, Inc. 1,458 125,359
Investments Shares Value
Chemicals
(continued)
International Flavors & Fragrances,
Inc. $ 6,156 $ 487,678
Koppers Holdings, Inc.(a) 1,422 69,706
Linde plc 10,586 5,064,131
LyondellBasell Industries NV, Class A 5,530 343,302
Minerals Technologies, Inc. 5,346 407,579
Mosaic Co. (The)(a) 57,038 1,261,681
NewMarket Corp. 342 290,755
Olin Corp.(a) 23,700 438,687
Perimeter Solutions, Inc.* 6,478 198,292
PPG Industries, Inc.(a) 6,640 733,853
PureCycle Technologies, Inc.*(a) 12,380 78,861
Quaker Chemical Corp.(a) 162 26,004
RPM International, Inc. 5,214 558,263
Scotts Miracle-Gro Co. (The)(a) 9,796 643,401
Sensient Technologies Corp. 1,458 180,311
Sherwin-Williams Co. (The) 5,056 1,723,338
Stepan Co. 4,424 283,755
Westlake Corp.(a) 2,370 167,085
27,191,923
Commercial Services & Supplies -
0.5%
ABM Industries, Inc. 12,166 582,873
ACV Auctions, Inc., Class A*(a) 948 7,101
Brady Corp., Class A 1,026 96,721
BrightView Holdings, Inc.* 6,162 80,353
Brink's Co. (The)(a) 8,374 991,900
Casella Waste Systems, Inc., Class
A*(a) 1,738 155,916
Cimpress plc*(a) 2,592 255,830
Cintas Corp. 7,268 1,487,251
Clean Harbors, Inc.* 1,422 444,915
Copart, Inc.* 18,328 533,711
CoreCivic , Inc.* 7,426 222,037
Deluxe Corp.(a) 10,409 269,281
Enviri Corp.* 108 2,395
GEO Group, Inc. (The)* 7,268 224,509
Healthcare Services Group, Inc.* 6,301 146,813
HNI Corp.(a) 10,586 476,476
Interface, Inc., Class A(a) 5,524 189,252
MillerKnoll , Inc.(a) 6,794 153,001
MSA Safety, Inc.(a) 2,040 388,151
OPENLANE, Inc.* 3,058 121,586
Pitney Bowes, Inc. 32,232 565,027
Republic Services, Inc., Class A 4,424 931,473
Rollins, Inc. 4,898 185,977
Tetra Tech, Inc.(a) 7,110 235,768
UniFirst Corp.(a) 850 249,033
Veralto Corp. 6,636 624,912
Vestis Corp.* 9,880 142,865
Waste Management, Inc. 10,112 2,290,874
12,056,001
Communications Equipment -
1.1%
ADTRAN Holdings, Inc.*(a) 2,672 22,739
Applied Optoelectronics, Inc.*(a) 2,686 253,343
Arista Networks, Inc.* 22,752 4,103,323

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Communications Equipment
(continued)
Calix, Inc.*(a) $ 3,413 $ 122,527
Ciena Corp.* 3,318 1,251,052
Cisco Systems, Inc. 109,336 12,681,883
Digi International, Inc.*(a) 2,686 187,268
Extreme Networks, Inc.* 7,742 233,344
F5, Inc.* 1,190 479,058
Harmonic, Inc.*(a) 2,080 24,024
Lumentum Holdings, Inc.*(a) 1,738 1,240,828
Motorola Solutions, Inc. 3,634 1,583,515
NetScout Systems, Inc.* 5,372 218,479
Ondas, Inc.*(a) 13,118 98,254
Viasat , Inc.*(a) 5,214 401,113
Viavi Solutions, Inc.* 6,964 257,320
Vistance Networks, Inc.(a) 41,136 482,937
23,641,007
Construction & Engineering -
0.5%
AECOM 27,176 1,967,271
API Group Corp.* 10,902 432,591
Arcosa , Inc. 1,368 198,634
Argan, Inc.(a) 648 369,639
Centuri Holdings, Inc.* 1,360 37,862
Comfort Systems USA, Inc. 790 1,366,455
Construction Partners, Inc., Class
A*(a) 1,296 133,942
Dycom Industries, Inc.* 1,368 548,664
EMCOR Group, Inc. 972 775,102
Everus Construction Group, Inc.*(a) 1,503 188,521
Fluor Corp.* 5,508 276,336
Granite Construction, Inc.(a) 2,106 254,763
IES Holdings, Inc.*(a) 515 383,438
Legence Corp., Class A* 632 40,404
MasTec , Inc.* 1,135 298,619
MYR Group, Inc.* 790 263,244
Primoris Services Corp. 2,754 232,465
Quanta Services, Inc. 3,318 2,214,300
Sterling Infrastructure, Inc.* 1,264 754,317
Tutor Perini Corp.(a) 2,592 217,080
Valmont Industries, Inc. 680 327,556
WillScot Holdings Corp.(a) 8,098 196,619
11,477,822
Construction Materials -
0.1%
CRH plc 14,694 1,396,077
Eagle Materials, Inc.(a) 1,458 298,802
Knife River Corp.* 2,528 184,974
Martin Marietta Materials, Inc. 1,264 663,777
Vulcan Materials Co. 2,916 783,150
3,326,780
Consumer Finance -
0.9%
Ally Financial, Inc.(a) 54,984 2,382,457
American Express Co. 15,010 5,047,112
Atlanticus Holdings Corp.*(a) 1,134 119,626
Bread Financial Holdings, Inc. 8,361 903,573
Investments Shares Value
Consumer Finance
(continued)
Capital One Financial Corp. $ 17,854 $ 3,731,665
Credit Acceptance Corp.*(a) 286 162,708
Dave, Inc.*(a) 324 120,752
Encore Capital Group, Inc.*(a) 4,740 445,939
Enova International, Inc.* 5,056 1,284,932
EZCORP, Inc., Class A*(a) 5,530 164,628
Figure Technology Solutions, Inc.,
Class A*(a) 6,952 173,174
FirstCash Holdings, Inc.(a) 1,368 279,086
Happen, Inc.* 8,216 157,254
Jefferson Capital, Inc.(a) 7,900 158,869
Navient Corp. 474 3,977
Nelnet, Inc., Class A(a) 1,169 158,832
OneMain Holdings, Inc. 23,068 1,443,595
PROG Holdings, Inc.(a) 7,936 349,343
SLM Corp.(a) 41,460 1,077,753
SoFi Technologies, Inc.*(a) 32,864 536,012
Synchrony Financial 9,718 736,527
Upstart Holdings, Inc.*(a) 316 8,671
19,446,485
Consumer Staples Distribution & Retail -
1.4%
Albertsons Cos., Inc., Class A(a) 61,462 711,730
Andersons, Inc. (The)(a) 2,268 160,529
BJ's Wholesale Club Holdings,
Inc.*(a) 3,634 355,333
Casey's General Stores, Inc.(a) 810 705,510
Chefs' Warehouse, Inc. (The)* 2,370 273,379
Costco Wholesale Corp. 10,112 9,625,512
Dollar General Corp. 6,004 762,808
Dollar Tree, Inc.* 4,424 562,777
Grocery Outlet Holding Corp.*(a) 6,952 63,889
Ingles Markets, Inc., Class A 2,054 184,881
Kroger Co. (The) 16,748 967,030
Maplebear , Inc.* 6,994 311,932
Performance Food Group Co.* 3,753 429,306
PriceSmart , Inc.(a) 632 122,551
Sprouts Farmers Market, Inc.*(a) 4,212 367,118
Sysco Corp. 12,472 1,063,113
Target Corp. 12,956 1,872,012
United Natural Foods, Inc.* 4,536 230,565
US Foods Holding Corp.* 6,004 603,942
Walmart, Inc. 98,276 10,928,291
Weis Markets, Inc. 1,691 130,292
30,432,500
Containers & Packaging -
0.4%
Amcor plc(a) 15,484 694,922
AptarGroup, Inc. 1,738 232,823
Avery Dennison Corp.(a) 2,686 455,895
Ball Corp. 8,848 574,235
Crown Holdings, Inc. 21,804 2,569,601
Graphic Packaging Holding Co.(a) 42,502 456,046
Greif, Inc., Class A(a) 2,528 218,798
International Paper Co.(a) 17,696 722,528
O-I Glass, Inc.* 18,012 128,786
Packaging Corp. of America 2,338 574,774

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
Silgan Holdings, Inc.(a) $ 14,852 $ 593,783
Smurfit Westrock plc 12,166 559,271
Sonoco Products Co.(a) 17,064 961,727
TriMas Corp. 1,198 47,836
8,791,025
Distributors -
0.1%
Genuine Parts Co. 3,634 451,960
GigaCloud Technology, Inc., Class
A*(a) 6,478 283,348
LKQ Corp. 45,662 1,025,112
Pool Corp.(a) 790 146,711
1,907,131
Diversified Consumer Services -
0.2%
ADT, Inc. 97,170 742,379
Bright Horizons Family Solutions,
Inc.* 2,212 164,882
Covista , Inc.* 2,106 262,934
Duolingo, Inc., Class A* 790 106,500
Frontdoor , Inc.* 2,378 172,714
Graham Holdings Co., Class B 170 204,602
Grand Canyon Education, Inc.* 1,738 252,601
H&R Block, Inc.(a) 26,544 1,168,732
Laureate Education, Inc.* 7,612 291,616
Matthews International Corp., Class
A(a) 1,944 53,946
McGraw Hill, Inc.*(a) 3,402 37,286
OneSpaWorld Holdings Ltd.(a) 6,794 175,013
Perdoceo Education Corp.(a) 4,266 135,701
Service Corp. International 4,266 367,687
Strategic Education, Inc. 3,002 246,164
Stride, Inc.*(a) 2,844 228,345
Universal Technical Institute, Inc.*(a) 1,134 44,578
4,655,680
Diversified REITs -
0.0%(d)
American Assets Trust, Inc., REIT 162 3,822
Broadstone Net Lease, Inc., REIT(a) 3,505 75,042
Essential Properties Realty Trust,
Inc., REIT(a) 11,338 354,766
Global Net Lease, Inc., REIT 19,592 170,842
WP Carey, Inc., REIT 5,994 441,158
1,045,630
Diversified Telecommunication Services -
0.7%
AST SpaceMobile , Inc., Class A*(a) 6,318 372,635
AT&T, Inc. 190,706 4,433,914
Cogent Communications Holdings,
Inc.(a) 14,852 200,502
Comcast Corp., Class A 94,958 2,275,194
Globalstar, Inc.*(a) 2,997 249,890
Iridium Communications, Inc. 5,846 276,750
Liberty Capital Corp., Class A*(a) 5,688 134,464
Liberty Capital Corp., Class C*(a) 1,896 43,930
Investments Shares Value
Diversified Telecommunication Services
(continued)
Liberty Global Ltd., Class A*(a) $ 30,203 $ 320,454
Liberty Global Ltd., Class C*(a) 31,916 330,650
Liberty Latin America Ltd., Class A* 158 1,288
Lumen Technologies, Inc.* 189,644 1,209,929
Uniti Group, Inc.(a) 40,922 397,762
Verizon Communications, Inc. 115,340 5,399,065
15,646,427
Electric Utilities -
1.2%
Alliant Energy Corp.(a) 6,484 458,938
American Electric Power Co., Inc.(a) 12,956 1,656,425
Constellation Energy Corp. 7,268 1,909,667
Duke Energy Corp. 20,856 2,615,968
Edison International 10,528 772,439
Entergy Corp. 10,112 1,088,253
Evergy , Inc. 6,636 550,854
Eversource Energy 11,218 803,097
Exelon Corp. 29,072 1,332,079
FirstEnergy Corp. 15,688 757,887
Hawaiian Electric Industries, Inc.*(a) 15,168 195,971
IDACORP, Inc.(a) 1,837 262,526
MGE Energy, Inc. 1,738 138,223
NextEra Energy, Inc. 56,880 4,944,010
NRG Energy, Inc. 5,372 721,406
OGE Energy Corp. 6,802 322,075
Oklo , Inc., Class A*(a) 6,952 269,946
Otter Tail Corp.(a) 2,844 251,466
PG&E Corp. 54,668 950,130
Pinnacle West Capital Corp.(a) 5,994 605,334
Portland General Electric Co.(a) 22,436 1,106,768
PPL Corp.(a) 17,816 627,301
Southern Co. (The) 32,548 3,077,088
TXNM Energy, Inc. 5,524 319,950
Xcel Energy, Inc. 15,326 1,198,493
26,936,294
Electrical Equipment -
1.1%
Acuity, Inc. 1,458 478,793
American Superconductor Corp.*(a) 1,134 33,306
AMETEK, Inc. 4,898 1,183,896
Amprius Technologies, Inc.* 3,078 29,549
Array Technologies, Inc.*(a) 33,338 174,024
Atkore, Inc. 2,212 161,388
Bloom Energy Corp., Class A* 5,846 1,203,165
Eaton Corp. plc 8,532 3,542,486
Emerson Electric Co.(a) 12,796 1,917,097
EnerSys 1,738 323,355
Enovix Corp.*(a) 6,478 26,495
Eos Energy Enterprises, Inc.*(a) 14,062 47,530
Forgent Power Solutions, Inc., Class
A*(a) 1,422 47,310
GE Vernova , Inc. 6,004 5,945,701
Generac Holdings, Inc.* 2,528 498,294
Hubbell, Inc., Class B 1,106 522,640
NANO Nuclear Energy, Inc.*(a) 11,218 178,478
Nextpower , Inc., Class A*(a) 4,108 369,186
NuScale Power Corp., Class A*(a) 2,844 23,946

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
nVent Electric plc $ 4,050 $ 623,012
Plug Power, Inc.*(a) 51,340 105,760
Powell Industries, Inc.(a) 972 202,837
Regal Rexnord Corp. 3,002 616,100
Rockwell Automation, Inc. 2,430 1,166,594
Sensata Technologies Holding plc(a) 27,856 1,289,454
Shoals Technologies Group, Inc.,
Class A*(a) 14,378 125,664
Sunrun, Inc.* 8,848 86,799
Vertiv Holdings Co., Class A 8,216 1,984,739
Vicor Corp.* 810 167,970
23,075,568
Electronic Equipment, Instruments & Components -
1.2%
Advanced Energy Industries, Inc.(a) 1,336 386,799
Amphenol Corp., Class A 26,860 4,316,402
Arlo Technologies, Inc.* 2,754 40,539
Arrow Electronics, Inc.* 9,006 1,950,429
Avnet, Inc.(a) 17,006 1,510,813
Badger Meter, Inc.(a) 1,670 224,364
Bel Fuse, Inc., Class B(a) 680 184,940
Belden, Inc. 2,106 261,249
Benchmark Electronics, Inc. 1,896 151,244
CDW Corp. 3,078 454,959
Cognex Corp.(a) 6,478 422,625
Coherent Corp.* 3,930 1,033,158
Corning, Inc. 17,222 2,380,941
Crane NXT Co.(a) 4,424 229,827
CTS Corp. 855 54,823
ePlus , Inc. 2,106 194,615
Fabrinet* 910 396,223
Flex Ltd.* 8,374 952,542
Ingram Micro Holding Corp. 7,584 213,945
Insight Enterprises, Inc.* 5,994 772,806
IPG Photonics Corp.*(a) 474 40,318
Itron, Inc.*(a) 9,480 944,777
Jabil, Inc. 2,592 816,610
Keysight Technologies, Inc.* 3,792 1,209,951
Knowles Corp.*(a) 2,393 87,560
Littelfuse, Inc.(a) 835 369,179
Mirion Technologies, Inc., Class A*(a) 14,050 210,469
nLight , Inc.* 1,106 76,093
Novanta, Inc.*(a) 1,296 184,745
OSI Systems, Inc.*(a) 510 112,909
Ouster, Inc.* 1,264 49,309
PC Connection, Inc. 171 14,316
Plexus Corp.* 680 170,911
Ralliant Corp. 4,212 275,338
Rogers Corp.* 33 4,075
Sanmina Corp.* 2,370 439,777
ScanSource, Inc.* 3,946 223,423
TD SYNNEX Corp. 2,370 606,009
TE Connectivity plc 6,640 1,365,782
Teledyne Technologies, Inc.* 1,197 784,717
TTM Technologies, Inc.*(a) 2,686 310,072
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Vishay Intertechnology , Inc.(a) $ 3,792 $ 129,762
Vontier Corp.(a) 30,968 995,002
Zebra Technologies Corp., Class A* 2,054 603,506
26,157,853
Energy Equipment & Services -
0.5%
Archrock , Inc.(a) 9,394 335,929
Atlas Energy Solutions, Inc., Class
A(a) 15,224 164,267
Baker Hughes Co., Class A 24,016 1,452,728
Bristow Group, Inc., Class A(a) 2,528 114,569
Cactus, Inc., Class A(a) 4,108 267,061
Halliburton Co. 20,673 666,704
Helix Energy Solutions Group, Inc.* 13,048 124,087
Helmerich & Payne, Inc. 2,592 89,605
Innovex International, Inc.*(a) 1,967 55,233
Kodiak Gas Services, Inc. 2,528 148,419
Liberty Energy, Inc., Class A(a) 9,070 169,700
Nabors Industries Ltd.* 1,738 148,895
Noble Corp. plc(a) 6,636 281,366
NOV, Inc. 71,890 1,396,823
Oceaneering International, Inc.*(a) 5,214 254,339
Patterson-UTI Energy, Inc. 73,786 773,277
RPC, Inc.(a) 10,278 57,660
Seadrill Ltd.* 162 7,264
Select Water Solutions, Inc., Class A 10,042 185,978
SLB Ltd. 35,392 1,755,089
Solaris Energy Infrastructure, Inc.,
Class A(a) 1,296 66,627
TechnipFMC plc(a) 9,880 708,001
Tidewater, Inc.*(a) 3,476 260,909
Transocean Ltd.* 54,220 288,450
Valaris Ltd.* 3,402 269,404
Weatherford International plc(a) 3,634 319,029
10,361,413
Entertainment -
0.9%
AMC Entertainment Holdings, Inc.,
Class A*(a) 145,992 411,698
Atlanta Braves Holdings, Inc., Class
C* 324 16,469
Cinemark Holdings, Inc. 5,846 213,905
Electronic Arts, Inc. 5,508 1,155,909
IMAX Corp.*(a) 1,881 89,987
Liberty Media Corp.-Liberty Formula
One, Class A* 1,336 119,986
Liberty Media Corp.-Liberty Formula
One, Class C* 5,022 492,809
Lionsgate Studios Corp.* 13,904 184,645
Live Nation Entertainment, Inc.*(a) 3,726 648,808
Madison Square Garden
Entertainment Corp., Class A* 790 61,035
Madison Square Garden Sports
Corp.* 648 255,105
Netflix, Inc.* 94,010 6,741,457
Playtika Holding Corp. 38,236 152,562

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
ROBLOX Corp., Class A*(a) $ 12,324 $ 438,734
Roku, Inc., Class A* 6,131 889,056
Sphere Entertainment Co.*(a) 1,422 203,702
Stubhub Holdings, Inc., Class A*(a) 9,954 84,012
Take-Two Interactive Software, Inc.* 3,888 944,473
TKO Group Holdings, Inc., Class A(a) 1,944 353,439
Walt Disney Co. (The) 47,558 4,574,604
Warner Bros Discovery, Inc.* 64,938 1,707,869
Warner Music Group Corp., Class A 4,424 114,847
19,855,111
Financial Services -
3.6%
Affirm Holdings, Inc., Class A* 7,340 524,883
Apollo Global Management, Inc.(a) 12,482 1,567,614
Berkshire Hathaway, Inc., Class B* 51,666 26,429,226
Block, Inc., Class A* 13,430 1,091,053
Burford Capital Ltd.(a) 14,852 61,190
Chime Financial, Inc., Class A*(a) 12,482 286,961
Corebridge Financial, Inc.(a) 48,822 1,522,758
Corpay , Inc.*(a) 1,580 603,734
Enact Holdings, Inc. 5,184 245,307
Equitable Holdings, Inc. 58,144 2,770,562
Essent Group Ltd. 18,012 1,188,072
Euronet Worldwide, Inc.*(a) 5,372 383,185
EVERTEC, Inc.(a) 14,220 432,857
Federal Agricultural Mortgage Corp.,
Class C(a) 1,422 323,647
Fidelity National Information
Services, Inc. 11,692 523,451
Fiserv, Inc.* 12,640 681,802
Flywire Corp.* 3,240 51,872
Global Payments, Inc. 4,898 411,824
HA Sustainable Infrastructure Capital,
Inc.(a) 24,016 909,486
Jack Henry & Associates, Inc. 2,054 316,398
Jackson Financial, Inc., Class A 13,118 1,604,069
Mastercard, Inc., Class A 18,170 10,413,227
Merchants Bancorp(a) 3,888 214,540
MGIC Investment Corp. 42,502 1,276,760
NCR Atleos Corp.* 13,272 624,182
NMI Holdings, Inc., Class A* 15,168 671,942
Paymentus Holdings, Inc., Class
A*(a) 6,162 210,124
Payoneer Global, Inc.*(a) 9,880 70,840
PayPal Holdings, Inc. 22,120 1,265,485
PennyMac Financial Services, Inc.(a) 4,424 333,614
Radian Group, Inc.(a) 28,282 1,102,715
Remitly Global, Inc.* 10,048 228,793
Rocket Cos., Inc., Class A*(a) 25,319 326,615
Sezzle , Inc.*(a) 486 75,208
Shift4 Payments, Inc., Class A*(a) 14,062 745,286
Toast, Inc., Class A*(a) 15,642 504,767
UWM Holdings Corp., Class A(a) 101,594 184,901
Visa, Inc., Class A 37,762 13,825,801
Voya Financial, Inc. 19,118 1,900,903
Investments Shares Value
Financial Services
(continued)
Walker & Dunlop, Inc. $ 8,532 $ 423,955
Western Union Co. (The)(a) 48,032 305,484
WEX, Inc.*(a) 7,110 1,329,286
77,964,379
Food Products -
0.9%
Archer-Daniels-Midland Co. 13,272 1,052,072
Bunge Global SA(a) 4,374 464,650
Cal-Maine Foods, Inc.(a) 7,742 679,593
Campbell's Co. (The)(a) 33,654 739,715
Conagra Brands, Inc. 85,794 1,244,871
Darling Ingredients, Inc.* 5,184 314,358
Del Monte Corp. 5,214 154,908
Dole plc(a) 18,802 265,860
Flowers Foods, Inc.(a) 24,964 175,247
Freshpet , Inc.* 474 28,222
General Mills, Inc.(a) 11,850 423,638
Hershey Co. (The)(a) 2,686 470,184
Hormel Foods Corp. 61,462 1,537,165
Ingredion, Inc. 11,692 1,162,886
J M Smucker Co. (The) 21,216 2,530,220
Kraft Heinz Co. (The)(a) 19,750 510,538
Lamb Weston Holdings, Inc. 28,124 1,477,916
Marzetti Co. (The) 158 16,886
McCormick & Co., Inc. (Non-Voting) 54,036 2,750,432
Mission Produce, Inc.*(a) 8,361 105,432
Mondelez International, Inc., Class A 30,968 1,929,616
Pilgrim's Pride Corp. 4,740 129,686
Post Holdings, Inc.*(a) 6,636 606,597
Seaboard Corp. 36 158,877
Seneca Foods Corp., Class A* 486 80,428
Simply Good Foods Co. (The)* 8,374 85,247
Smithfield Foods, Inc.(a) 6,952 181,030
Tootsie Roll Industries, Inc.(a) 2,692 105,042
Tyson Foods, Inc., Class A 6,004 347,992
19,729,308
Gas Utilities -
0.3%
Atmos Energy Corp. 3,002 518,685
Chesapeake Utilities Corp.(a) 1,700 225,726
MDU Resources Group, Inc.(a) 13,280 264,936
National Fuel Gas Co. 18,302 1,506,438
New Jersey Resources Corp. 18,012 1,042,715
Northwest Natural Holding Co. 2,754 134,726
ONE Gas, Inc. 3,792 294,449
Southwest Gas Holdings, Inc. 1,944 173,793
Spire, Inc.(a) 11,850 946,341
UGI Corp. 40,764 1,472,396
6,580,205
Ground Transportation -
0.9%
ArcBest Corp.(a) 1,580 228,073
Avis Budget Group, Inc.* 3,564 489,836
CSX Corp. 42,270 2,130,408
Hertz Global Holdings, Inc.*(a) 34,301 54,367
JB Hunt Transport Services, Inc.(a) 1,718 466,867

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Knight-Swift Transportation Holdings,
Inc., Class A $ 5,670 $ 394,235
Landstar System, Inc. 1,296 226,502
Lyft, Inc., Class A*(a) 7,584 120,282
Marten Transport Ltd.(a) 7,900 116,841
Norfolk Southern Corp. 5,022 1,684,781
Old Dominion Freight Line, Inc. 4,536 962,267
RXO, Inc.* 6,156 124,659
Ryder System, Inc. 8,098 2,076,489
Saia, Inc.*(a) 1,134 394,212
Schneider National, Inc., Class B 1,907 68,156
Uber Technologies, Inc.* 56,090 3,946,492
U-Haul Holding Co.*(a) 162 11,487
U-Haul Holding Co. - Non Voting(a) 4,374 273,725
Union Pacific Corp. 16,274 4,754,124
Werner Enterprises, Inc. 1,944 72,745
XPO, Inc.*(a) 2,844 571,559
19,168,107
Health Care Equipment & Supplies -
1.6%
Abbott Laboratories 47,400 5,010,180
Align Technology, Inc.* 3,318 561,273
Artivion , Inc.*(a) 3,634 97,500
Baxter International, Inc.(a) 99,540 2,603,966
Becton Dickinson & Co. 6,952 1,151,390
Boston Scientific Corp.* 43,292 2,023,035
CONMED Corp. 2,844 131,677
Cooper Cos., Inc. (The)* 8,374 605,608
Dentsply Sirona, Inc.(a) 30,178 403,480
Dexcom, Inc.* 8,908 743,373
Edwards Lifesciences Corp.* 13,604 1,170,896
Enovis Corp.*(a) 5,846 170,411
Envista Holdings Corp.* 10,366 283,096
Establishment Labs Holdings, Inc.*(a) 810 74,957
GE HealthCare Technologies, Inc. 14,220 967,244
Glaukos Corp.* 2,058 343,110
Globus Medical, Inc., Class A*(a) 3,476 273,874
Haemonetics Corp.* 948 81,092
ICU Medical, Inc.*(a) 1,530 257,820
IDEXX Laboratories, Inc.* 1,782 996,263
Inspire Medical Systems, Inc.*(a) 2,844 142,797
Insulet Corp.* 3,476 574,757
Integer Holdings Corp.* 2,370 287,268
Integra LifeSciences Holdings
Corp.*(a) 15,062 250,782
Intuitive Surgical, Inc.* 7,742 2,735,481
IRhythm Holdings, Inc.*(a) 2,212 259,180
Kestra Medical Technologies Ltd.*(a) 2,171 49,564
Lantheus Holdings, Inc.*(a) 3,476 346,349
LivaNova plc*(a) 3,160 253,242
Medline, Inc., Class A*(a) 7,426 291,693
Medtronic plc 34,602 2,954,665
Merit Medical Systems, Inc.* 1,106 94,021
Neogen Corp.*(a) 17,168 206,703
Novocure Ltd.* 2,754 40,869
Investments Shares Value
Health Care Equipment & Supplies
(continued)
Omnicell, Inc.* $ 3,961 $ 140,101
Penumbra, Inc.* 1,422 456,732
PROCEPT BioRobotics Corp.*(a) 5,056 94,143
QuidelOrtho Corp.*(a) 6,162 103,337
ResMed, Inc.(a) 3,634 766,701
Solventum Corp.*(a) 28,756 2,456,913
STAAR Surgical Co.*(a) 162 3,946
STERIS plc 2,686 613,482
Stryker Corp. 10,270 3,344,939
Tandem Diabetes Care, Inc.* 2,592 50,544
Teleflex, Inc.(a) 2,528 345,603
TransMedics Group, Inc.*(a) 2,054 157,152
UFP Technologies, Inc.*(a) 668 170,193
Zimmer Biomet Holdings, Inc. 4,266 400,705
35,542,107
Health Care Providers & Services -
1.9%
Acadia Healthcare Co., Inc.*(a) 7,900 233,998
AdaptHealth Corp., Class A* 7,268 78,494
Addus HomeCare Corp.* 810 93,539
Alignment Healthcare, Inc.* 2,688 39,917
AMN Healthcare Services, Inc.* 7,774 261,440
Ardent Health, Inc.* 4,536 48,399
Astrana Health, Inc.*(a) 3,078 109,454
Aveanna Healthcare Holdings, Inc.* 7,268 68,247
BrightSpring Health Services, Inc.*(a) 4,582 273,591
Brookdale Senior Living, Inc.*(a) 14,694 214,532
Cardinal Health, Inc. 6,802 1,564,664
Castle Biosciences, Inc.* 948 26,544
Cencora , Inc. 4,582 1,426,560
Centene Corp.* 12,956 806,122
Chemed Corp. 316 168,191
Cigna Group (The) 7,268 2,028,135
Clover Health Investments Corp.,
Class A* 486 2,027
Concentra Group Holdings Parent,
Inc. 3,078 97,419
CorVel Corp.* 1,296 77,838
CVS Health Corp. 34,918 3,646,487
DaVita, Inc.* 7,288 1,749,776
Elevance Health, Inc. 6,004 2,256,543
Encompass Health Corp.(a) 3,402 377,860
Ensign Group, Inc. (The) 1,896 337,791
GeneDx Holdings Corp., Class A* 501 32,620
Guardant Health, Inc.* 5,184 839,756
HCA Healthcare, Inc. 4,108 1,653,840
HealthEquity, Inc.* 3,775 379,803
Henry Schein, Inc.*(a) 20,224 1,734,208
Hims & Hers Health, Inc.*(a) 6,004 166,731
Humana, Inc.(a) 3,564 1,296,797
Labcorp Holdings, Inc. 2,672 826,182
LifeStance Health Group, Inc.* 20,856 218,571
McKesson Corp. 3,318 2,840,838
Molina Healthcare, Inc.*(a) 2,686 525,435
National HealthCare Corp. 1,106 249,989
NeoGenomics , Inc.* 4,536 69,356

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Nutex Health, Inc.*(a) $ 790 $ 116,470
Omada Health, Inc.* 162 3,214
OPKO Health, Inc.*(a) 61,542 81,236
Option Care Health, Inc.* 31,758 731,387
PACS Group, Inc.* 2,370 109,044
Pediatrix Medical Group, Inc.*(a) 19,118 506,818
Pennant Group, Inc. (The)* 2,338 94,268
Privia Health Group, Inc.* 6,320 149,594
Progyny, Inc.* 2,430 75,646
Quest Diagnostics, Inc. 2,686 625,865
RadNet, Inc.*(a) 948 60,463
Surgery Partners, Inc.*(a) 3,078 47,401
Tenet Healthcare Corp.* 2,528 644,084
UnitedHealth Group, Inc. 25,122 10,410,557
Universal Health Services, Inc.,
Class B 9,796 1,650,038
US Physical Therapy, Inc.(a) 486 38,423
42,166,202
Health Care REITs -
0.4%
Alexandria Real Estate Equities, Inc.,
REIT 7,584 390,197
American Healthcare REIT, Inc.,
REIT(a) 6,320 351,392
CareTrust REIT, Inc., REIT(a) 7,208 302,303
Healthcare Realty Trust, Inc., Class
A, REIT 18,170 381,752
Healthpeak Properties, Inc., REIT 32,552 710,610
LTC Properties, Inc., REIT 4,698 189,048
Medical Properties Trust, Inc.,
REIT(a) 9,638 44,624
National Health Investors, Inc.,
REIT(a) 1,002 76,803
National Healthcare Properties, Inc.,
Class A, REIT 6,794 103,880
Omega Healthcare Investors, Inc.,
REIT 10,428 527,970
Sabra Health Care REIT, Inc.,
REIT(a) 11,257 238,311
Ventas, Inc., REIT(a) 9,718 908,730
Welltower, Inc., REIT 15,710 3,683,052
7,908,672
Health Care Technology -
0.1%
Certara, Inc.*(a) 12,324 99,824
Doximity, Inc., Class A* 158 3,304
HeartFlow , Inc.*(a) 3,160 79,727
Schrodinger, Inc.*(a) 474 7,176
Teladoc Health, Inc.*(a) 21,330 143,124
Veeva Systems, Inc., Class A* 2,844 579,550
Waystar Holding Corp.*(a) 33,496 707,101
1,619,806
Hotel & Resort REITs -
0.3%
Apple Hospitality REIT, Inc., REIT(a) 46,318 764,710
Investments Shares Value
Hotel & Resort REITs
(continued)
DiamondRock Hospitality Co., REIT $ 8,308 $ 109,998
Host Hotels & Resorts, Inc., REIT 140,304 3,525,840
Park Hotels & Resorts, Inc., REIT(a) 34,658 521,949
Pebblebrook Hotel Trust, REIT(a) 19,434 371,189
RLJ Lodging Trust, REIT 162 1,984
Ryman Hospitality Properties, Inc.,
REIT 2,754 368,072
Service Properties Trust, REIT(a) 25,091 201,481
Sunstone Hotel Investors, Inc., REIT 6,802 80,060
Xenia Hotels & Resorts, Inc., REIT(a) 7,110 146,324
6,091,607
Hotels, Restaurants & Leisure -
1.9%
Accel Entertainment, Inc., Class A* 8,422 101,232
Airbnb, Inc., Class A* 8,374 1,268,828
Aramark 10,204 581,322
BJ's Restaurants, Inc.* 716 48,409
Booking Holdings, Inc. 21,014 4,053,601
Boyd Gaming Corp.(a) 11,376 967,643
Brinker International, Inc.*(a) 9,070 1,938,259
Caesars Entertainment, Inc.* 40,812 1,214,157
Carnival Corp. Ltd. 39,026 1,085,313
Cava Group, Inc.*(a) 3,888 253,614
Cheesecake Factory, Inc. (The)(a) 3,058 310,142
Chipotle Mexican Grill, Inc., Class A* 26,386 982,087
Choice Hotels International, Inc.(a) 1,580 176,154
Churchill Downs, Inc.(a) 2,054 173,152
Darden Restaurants, Inc. 3,240 659,599
Domino's Pizza, Inc. 948 329,373
DoorDash, Inc., Class A* 7,900 1,549,664
DraftKings, Inc., Class A*(a) 21,172 497,119
Dutch Bros, Inc., Class A*(a) 3,950 260,028
Expedia Group, Inc. 3,564 1,050,453
First Watch Restaurant Group, Inc.* 6,162 79,182
Flutter Entertainment plc*(a) 2,370 247,594
Hilton Grand Vacations, Inc.* 11,534 532,179
Hilton Worldwide Holdings, Inc. 5,056 1,620,397
Hyatt Hotels Corp., Class A(a) 1,944 338,373
Las Vegas Sands Corp. 6,320 308,985
Life Time Group Holdings, Inc.* 6,484 292,428
Marriott International, Inc., Class A 4,898 1,826,121
Marriott Vacations Worldwide Corp.
(a) 5,994 584,475
McDonald's Corp. 19,434 5,259,618
MGM Resorts International* 9,954 443,650
Navan, Inc., Class A* 4,108 109,355
Norwegian Cruise Line Holdings
Ltd.*(a) 83,898 1,554,630
Papa John's International, Inc.(a) 4,424 132,278
Penn Entertainment, Inc.* 4,698 96,450
Planet Fitness, Inc., Class A* 1,106 61,836
Pursuit Attractions and Hospitality,
Inc.*(a) 2,221 112,227
Red Rock Resorts, Inc., Class A(a) 1,882 121,276
Royal Caribbean Cruises Ltd.(a) 7,268 2,313,404

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Rush Street Interactive, Inc., Class
A*(a) $ 1,738 $ 46,770
Shake Shack, Inc., Class A* 316 19,829
Sharplink , Inc.*(a) 27,018 165,350
Six Flags Entertainment Corp.*(a) 22,120 383,340
Starbucks Corp. 26,544 2,793,756
Target Hospitality Corp.* 60 912
Texas Roadhouse, Inc., Class A 3,002 616,731
Travel + Leisure Co. 12,634 960,437
United Parks & Resorts, Inc.*(a) 5,022 224,132
Vail Resorts, Inc.(a) 948 141,612
Wendy's Co. (The)(a) 45,978 338,398
Wingstop, Inc.(a) 632 81,838
Wyndham Hotels & Resorts, Inc. 4,108 307,525
Wynn Resorts Ltd.(a) 2,212 219,674
Yum! Brands, Inc.(a) 6,478 992,948
40,827,859
Household Durables -
0.6%
Cavco Industries, Inc.*(a) 340 185,990
Century Communities, Inc.(a) 6,190 415,721
Champion Homes, Inc.* 2,528 201,254
DR Horton, Inc. 7,612 1,088,973
Garmin Ltd. 3,476 1,021,179
Green Brick Partners, Inc.*(a) 7,504 530,758
Installed Building Products, Inc.(a) 632 140,898
KB Home(a) 12,956 712,191
La-Z-Boy, Inc.(a) 6,162 242,660
Leggett & Platt, Inc.(a) 17,696 173,421
Lennar Corp., Class A(a) 6,478 533,463
Lennar Corp., Class B(a) 513 41,399
LGI Homes, Inc.* 2,106 114,925
M/I Homes, Inc.*(a) 5,508 804,884
Meritage Homes Corp. 14,252 1,000,490
Mohawk Industries, Inc.* 10,112 1,244,787
Newell Brands, Inc.(a) 56,248 314,989
NVR, Inc.* 67 411,852
PulteGroup, Inc. 6,156 778,549
Somnigroup International, Inc. 5,357 349,973
Sonos, Inc.*(a) 850 12,461
Toll Brothers, Inc.(a) 18,802 2,743,024
Whirlpool Corp.(a) 15,326 574,725
13,638,566
Household Products -
0.8%
Central Garden & Pet Co.* 1,296 55,793
Central Garden & Pet Co., Class A* 10,528 399,116
Church & Dwight Co., Inc.(a) 6,137 606,397
Clorox Co. (The)(a) 25,596 2,445,186
Colgate-Palmolive Co. 18,626 1,700,554
Energizer Holdings, Inc.(a) 6,794 142,470
Kimberly-Clark Corp.(a) 10,270 1,122,614
Procter & Gamble Co. (The) 64,148 9,268,745
Reynolds Consumer Products, Inc. 11,662 290,850
Spectrum Brands Holdings, Inc.(a) 5,372 476,872
Investments Shares Value
Household Products
(continued)
WD-40 Co. $ 790 $ 179,441
16,688,038
Independent Power and Renewable Electricity Producers
-
0.2%
AES Corp. (The) 140,936 2,068,940
Clearway Energy, Inc., Class C 5,672 179,973
Ormat Technologies, Inc.(a) 2,210 215,652
Talen Energy Corp.* 1,068 356,819
Vistra Corp. 7,268 1,077,045
3,898,429
Industrial Conglomerates -
0.2%
3M Co. 12,324 2,172,475
Honeywell International, Inc. 8,690 2,112,104
4,284,579
Industrial REITs -
0.3%
Americold Realty Trust, Inc., REIT 8,216 115,764
EastGroup Properties, Inc., REIT 2,430 507,894
First Industrial Realty Trust, Inc.,
REIT 5,846 384,901
Innovative Industrial Properties, Inc.,
REIT 7,288 428,607
Lineage, Inc., REIT 4,898 207,528
LXP Industrial Trust, REIT 1,458 88,253
Prologis, Inc., REIT 20,382 2,947,441
Rexford Industrial Realty, Inc., REIT 6,320 238,706
STAG Industrial, Inc., REIT(a) 10,454 399,970
Terreno Realty Corp., REIT 4,698 336,612
5,655,676
Insurance -
3.0%
Accelerant Holdings, Class A* 1,620 19,246
Aflac, Inc. 11,060 1,409,929
Allstate Corp. (The) 7,612 2,010,177
American Financial Group, Inc.(a) 13,904 1,970,475
American International Group, Inc. 15,010 1,179,486
Aon plc, Class A 5,214 1,879,908
Arch Capital Group Ltd.* 10,690 1,074,666
Arthur J Gallagher & Co. 5,372 1,339,884
Assurant, Inc. 10,366 2,894,084
Assured Guaranty Ltd. 7,426 614,279
Ategrity Specialty Holdings LLC*(a) 1,134 27,239
Axis Capital Holdings Ltd. 14,536 1,530,932
Baldwin Insurance Group, Inc. (The),
Class A*(a) 158 4,383
Bowhead Specialty Holdings, Inc.* 3,950 120,830
Brighthouse Financial, Inc.*(a) 12,956 802,106
Brown & Brown, Inc. 6,004 422,682
Chubb Ltd. 10,112 3,546,076
Cincinnati Financial Corp. 3,402 604,467
CNO Financial Group, Inc. 20,382 1,122,844
Employers Holdings, Inc.(a) 2,592 131,026
Erie Indemnity Co., Class A(a) 1,422 344,181
Everest Group Ltd. 6,162 2,305,512
Exzeo Group, Inc.* 4,108 63,756

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
F&G Annuities & Life, Inc.(a) $ 4,898 $ 139,936
Fidelity National Financial, Inc.(a) 8,693 448,472
First American Financial Corp.(a) 19,592 1,469,204
Genworth Financial, Inc., Class A* 69,836 686,488
Globe Life, Inc. 16,116 2,937,141
Hamilton Insurance Group Ltd.,
Class B 6,636 238,631
Hanover Insurance Group, Inc. (The) 6,964 1,620,035
Hartford Insurance Group, Inc. (The) 7,584 1,076,245
HCI Group, Inc. 1,738 304,167
Heritage Insurance Holdings, Inc.* 1,106 32,483
Horace Mann Educators Corp. 7,612 396,661
Kemper Corp. 6,636 188,330
Kinsale Capital Group, Inc.(a) 632 225,257
Lemonade, Inc.*(a) 2,356 113,818
Lincoln National Corp. 34,602 1,578,197
Loews Corp. 5,056 586,547
Markel Group, Inc.* 334 628,702
Marsh & McLennan Cos., Inc. 10,586 2,008,058
Mercury General Corp. 4,108 440,049
MetLife, Inc. 16,116 1,549,231
Neptune Insurance Holdings, Inc.,
Class A* 4,740 150,305
Old Republic International Corp. 43,766 1,891,129
Oscar Health, Inc., Class A* 12,166 379,822
Palomar Holdings, Inc.*(a) 158 21,139
Primerica, Inc.(a) 1,360 435,146
Principal Financial Group, Inc. 6,478 736,549
Progressive Corp. (The) 15,958 3,373,840
Prudential Financial, Inc. 10,366 1,265,481
Reinsurance Group of America, Inc. 12,798 3,031,206
RenaissanceRe Holdings Ltd.(a) 8,058 2,578,399
RLI Corp. 2,054 125,787
Root, Inc., Class A* 810 43,861
Ryan Specialty Holdings, Inc., Class
A(a) 3,476 153,500
Safety Insurance Group, Inc. 1,422 147,021
Selective Insurance Group, Inc. 12,956 1,228,099
SiriusPoint Ltd.*(a) 17,006 402,192
Skyward Specialty Insurance Group,
Inc.* 8,216 492,549
Stewart Information Services Corp. 4,266 288,339
Travelers Cos., Inc. (The)(a) 6,156 2,304,560
Trupanion , Inc.* 5,056 123,821
United Fire Group, Inc. 3,402 174,727
Universal Insurance Holdings, Inc.(a) 4,212 184,106
Unum Group 30,178 2,598,628
W R Berkley Corp. 6,640 481,666
White Mountains Insurance Group
Ltd.(a) 486 1,019,497
Willis Towers Watson plc 2,370 796,130
66,513,319
Interactive Media & Services -
5.7%
Alphabet, Inc., Class A 131,298 46,759,157
Investments Shares Value
Interactive Media & Services
(continued)
Alphabet, Inc., Class C $ 105,860 $ 37,754,969
Cargurus , Inc., Class A*(a) 5,688 206,133
Grindr, Inc.*(a) 5,846 101,370
Match Group, Inc. 50,402 1,986,343
Meta Platforms, Inc., Class A 61,146 34,040,590
People, Inc.* 4,108 170,769
Pinterest, Inc., Class A* 102,068 2,450,653
Reddit, Inc., Class A*(a) 2,686 377,840
RUM Group, Inc.*(a) 9,954 58,131
Snap, Inc., Class A* 23,226 108,930
Taboola.com Ltd.* 31,798 159,308
TripAdvisor, Inc.*(a) 14,062 199,188
Trump Media & Technology Group
Corp.*(a) 18,960 186,945
Webtoon Entertainment, Inc.*(a) 162 1,477
Yelp, Inc., Class A*(a) 316 8,352
Ziff Davis, Inc.*(a) 4,898 259,986
ZoomInfo Technologies, Inc., Class
A*(a) 8,216 27,113
124,857,254
IT Services -
1.1%
Accenture plc, Class A 16,590 2,752,613
Akamai Technologies, Inc.*(a) 6,636 764,334
Applied Digital Corp.*(a) 9,779 267,847
BigBear.ai Holdings, Inc.*(a) 30,652 85,519
Cloudflare, Inc., Class A* 7,526 2,099,603
Cognizant Technology Solutions
Corp., Class A(a) 10,744 594,680
CoreWeave , Inc., Class A*(a) 7,426 532,964
DigitalOcean Holdings, Inc.*(a) 3,564 418,770
DXC Technology Co.*(a) 21,330 239,749
EPAM Systems, Inc.*(a) 11,692 1,234,208
Everforth , Inc.* 2,686 76,390
Fastly, Inc., Class A* 9,480 214,817
Gartner, Inc.*(a) 13,746 2,075,921
GoDaddy, Inc., Class A* 6,794 562,136
International Business Machines
Corp. 26,070 5,830,556
Kyndryl Holdings, Inc.*(a) 36,814 498,830
MongoDB, Inc., Class A* 1,580 533,218
Okta, Inc., Class A* 6,794 964,272
Snowflake, Inc., Class A* 7,268 2,131,559
Twilio, Inc., Class A* 3,634 717,170
VeriSign, Inc. 2,004 581,200
23,176,356
Leisure Products -
0.1%
Acushnet Holdings Corp. 1,026 103,903
Brunswick Corp.(a) 3,634 287,086
Callaway Golf Co.* 12,166 224,584
Hasbro, Inc. 6,524 612,865
Mattel, Inc.*(a) 49,138 741,492
Peloton Interactive, Inc., Class A*(a) 20,066 128,222
Polaris, Inc. 1,738 116,585
YETI Holdings, Inc.*(a) 1,264 61,860
2,276,597

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Life Sciences Tools & Services -
0.9%
10X Genomics, Inc., Class A*(a) $ 7,900 $ 373,433
Adaptive Biotechnologies Corp.*(a) 9,559 215,747
Agilent Technologies, Inc. 6,318 874,222
Avantor, Inc.*(a) 121,976 1,680,829
Azenta , Inc.*(a) 158 4,445
BioLife Solutions, Inc.* 5,621 175,825
Bio-Rad Laboratories, Inc., Class
A*(a) 689 224,256
Bio-Techne Corp. 6,952 501,170
Bruker Corp.(a) 3,564 223,962
Charles River Laboratories
International, Inc.*(a) 1,620 376,666
Danaher Corp. 18,486 3,604,400
Fortrea Holdings, Inc.* 7,584 145,385
Illumina, Inc.* 3,002 615,710
IQVIA Holdings, Inc.* 4,108 965,462
Medpace Holdings, Inc.* 948 547,100
Mettler-Toledo International, Inc.*(a) 513 726,562
Repligen Corp.*(a) 1,422 200,516
Revvity , Inc.(a) 4,536 510,391
Sotera Health Co.* 10,069 179,832
Tempus AI, Inc., Class A*(a) 5,846 256,464
Thermo Fisher Scientific, Inc. 10,428 5,988,800
Waters Corp.* 1,896 715,380
West Pharmaceutical Services, Inc. 1,706 581,678
19,688,235
Machinery -
2.0%
AGCO Corp.(a) 2,839 290,032
Alamo Group, Inc. 342 54,405
Albany International Corp., Class A 2,268 168,989
Allison Transmission Holdings, Inc.(a) 4,212 482,442
Astec Industries, Inc. 170 8,612
Blue Bird Corp.*(a) 2,686 199,812
Caterpillar, Inc. 10,428 8,496,839
CECO Environmental Corp.* 948 62,464
CNH Industrial NV(a) 45,346 464,796
Crane Co. 1,837 392,126
Cummins, Inc. 3,240 2,054,808
Deere & Co. 5,688 3,371,107
Donaldson Co., Inc. 5,832 549,608
Douglas Dynamics, Inc.(a) 2,754 121,534
Dover Corp. 2,686 549,609
Enerpac Tool Group Corp., Class A 4,173 149,143
Enpro , Inc. 1,106 347,195
Esab Corp.(a) 3,004 259,936
ESCO Technologies, Inc. 790 249,079
Federal Signal Corp.(a) 1,944 242,903
Flowserve Corp.(a) 6,162 468,250
Fortive Corp. 6,000 355,260
Franklin Electric Co., Inc. 1,190 124,617
Gates Industrial Corp. Ltd.* 12,640 353,667
Gorman-Rupp Co. (The)(a) 510 41,407
Graco, Inc. 5,688 451,513
Greenbrier Cos., Inc. (The)(a) 6,323 311,408
Investments Shares Value
Machinery
(continued)
Helios Technologies, Inc. $ 668 $ 52,044
Hillman Solutions Corp.*(a) 18,788 147,862
IDEX Corp. 2,754 634,659
Illinois Tool Works, Inc. 6,320 1,813,524
Ingersoll Rand, Inc.(a) 7,584 632,354
ITT, Inc.(a) 2,370 464,473
JBT Marel Corp.(a) 2,370 328,174
Kadant , Inc.(a) 324 99,630
Kennametal, Inc. 5,743 195,090
Lincoln Electric Holdings, Inc. 2,054 536,731
Lindsay Corp.(a) 342 37,900
Middleby Corp. (The)* 2,528 337,690
Mueller Industries, Inc. 10,112 671,538
Mueller Water Products, Inc., Class A 4,970 125,443
Nordson Corp. 1,896 564,591
Oshkosh Corp. 12,008 1,710,059
Otis Worldwide Corp. 7,584 545,669
PACCAR, Inc.(a) 11,850 1,572,258
Parker-Hannifin Corp. 2,754 2,689,364
Pentair plc 7,110 465,278
Proto Labs, Inc.* 1,020 76,551
RBC Bearings, Inc.* 790 435,535
Snap-on, Inc. 1,336 548,308
SPX Technologies, Inc.* 1,837 403,442
Standex International Corp. 171 50,701
Stanley Black & Decker, Inc. 29,862 2,824,348
Symbotic , Inc., Class A*(a) 1,106 47,613
Tennant Co.(a) 1,530 128,566
Terex Corp.(a) 21,378 1,343,394
Timken Co. (The) 3,002 412,925
Toro Co. (The) 3,002 275,794
Trinity Industries, Inc. 2,734 85,410
Watts Water Technologies, Inc.,
Class A(a) 1,002 346,482
Westinghouse Air Brake
Technologies Corp. 3,950 1,148,897
Worthington Enterprises, Inc. 2,888 162,334
Xylem, Inc. 5,530 646,844
43,183,036
Marine Transportation -
0.1%
Genco Shipping & Trading Ltd. 3,243 82,826
Kirby Corp.* 2,686 352,242
Matson, Inc. 6,323 1,280,977
1,716,045
Media -
0.4%
Charter Communications, Inc., Class
A*(a) 1,580 229,068
Clear Channel Outdoor Holdings,
Inc.* 21,014 50,854
DoubleVerify Holdings, Inc.* 10,270 115,538
EchoStar Corp., Class A*(a) 3,792 318,869
Fox Corp., Class A 4,424 257,610
Fox Corp., Class B 1,738 90,272
John Wiley & Sons, Inc., Class A(a) 7,110 371,142
Liberty Broadband Corp., Class A* 1,458 49,659

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Media
(continued)
Liberty Broadband Corp., Class C*(a) $ 27,176 $ 925,071
Magnite , Inc.* 4,212 81,292
New York Times Co. (The), Class A 7,126 533,666
News Corp., Class A 11,060 304,814
News Corp., Class B(a) 2,920 91,308
Nexstar Media Group, Inc., Class
A(a) 5,530 1,053,631
NIQ Global Intelligence plc*(a) 19,276 215,313
Omnicom Group, Inc. 8,747 688,389
Paramount Skydance Corp., Class
B(a) 190,390 1,515,504
Sirius XM Holdings, Inc.(a) 40,002 1,184,859
Stagwell , Inc., Class A*(a) 35,144 296,967
Trade Desk, Inc. (The), Class A* 22,278 401,895
8,775,721
Metals & Mining -
0.7%
Alcoa Corp. 8,690 393,309
Alpha Metallurgical Resources,
Inc.*(a) 922 126,462
Century Aluminum Co.* 12,166 544,672
Cleveland-Cliffs, Inc.* 112,718 1,298,511
Coeur Mining, Inc.(a) 32,010 477,269
Commercial Metals Co. 21,540 1,480,229
Compass Minerals International, Inc.* 4,266 125,165
Constellium SE, Class A* 24,092 669,276
Freeport-McMoRan, Inc. 32,390 2,028,586
Hecla Mining Co.(a) 19,276 272,177
Ivanhoe Electric, Inc.*(a) 7,693 70,391
Kaiser Aluminum Corp. 1,106 176,606
Materion Corp. 513 108,161
MP Materials Corp.*(a) 5,184 214,462
Newmont Corp. 28,914 2,709,531
Nucor Corp. 6,478 1,666,725
Reliance, Inc. 1,422 577,474
Royal Gold, Inc. 1,944 385,592
Ryerson Holding Corp. 5,214 144,897
Southern Copper Corp.(a) 2,068 377,844
Steel Dynamics, Inc. 4,050 1,017,603
Worthington Steel, Inc.(a) 4,536 163,341
15,028,283
Mortgage Real Estate Investment Trusts (REITs) -
0.4%
Adamas Trust, Inc. 15,168 137,574
AGNC Investment Corp.(a) 243,478 2,595,475
Annaly Capital Management, Inc. 25,122 570,772
Apollo Commercial Real Estate
Finance, Inc.(a) 31,442 208,146
Arbor Realty Trust, Inc.(a) 15,168 75,992
ARMOUR Residential REIT, Inc.(a) 23,322 384,113
Blackstone Mortgage Trust, Inc.,
Class A(a) 38,236 555,951
Chimera Investment Corp. 8,690 108,451
Dynex Capital, Inc.(a) 35,550 451,841
Ellington Financial, Inc.(a) 31,758 421,746
Investments Shares Value
Mortgage Real Estate Investment Trusts (REITs)
(continued)
Ladder Capital Corp., Class A(a) $ 29,862 $ 285,481
MFA Financial, Inc.(a) 6,794 61,893
Orchid Island Capital, Inc.(a) 57,196 371,202
PennyMac Mortgage Investment
Trust(a) 7,110 67,047
Rithm Capital Corp.(a) 105,702 1,044,336
Starwood Property Trust, Inc.(a) 65,570 1,047,809
Two Harbors Investment Corp. 12,008 145,177
8,533,006
Multi-Utilities -
0.5%
Ameren Corp. 6,802 745,567
Avista Corp.(a) 14,536 587,981
Black Hills Corp. 14,414 1,026,421
CenterPoint Energy, Inc.(a) 16,116 677,517
CMS Energy Corp.(a) 7,450 536,325
Consolidated Edison, Inc. 10,428 1,135,088
Dominion Energy, Inc. 21,962 1,519,111
DTE Energy Co. 6,004 851,787
NiSource, Inc. 12,218 542,846
Northwestern Energy Group, Inc. 11,534 792,847
Public Service Enterprise Group, Inc. 12,148 931,509
Sempra 14,852 1,315,145
Unitil Corp. 1,782 96,121
WEC Energy Group, Inc. 7,742 847,130
11,605,395
Office REITs -
0.1%
BXP, Inc., REIT(a) 4,424 310,211
COPT Defense Properties, REIT(a) 2,888 109,629
Cousins Properties, Inc., REIT 6,640 209,492
Douglas Emmett, Inc., REIT(a) 34,444 407,128
Easterly Government Properties,
Inc., Class A, REIT 1,620 39,463
Empire State Realty Trust, Inc., Class
A, REIT(a) 25,912 131,115
Highwoods Properties, Inc., REIT(a) 2,528 83,753
Kilroy Realty Corp., REIT(a) 4,536 176,088
Piedmont Realty Trust, Inc., Class A,
REIT* 21,702 210,292
SL Green Realty Corp., REIT(a) 14,694 777,753
Vornado Realty Trust, REIT 9,480 373,417
2,828,341
Oil, Gas & Consumable Fuels -
3.8%
Antero Midstream Corp.(a) 16,844 370,063
Antero Resources Corp.* 60,514 2,186,976
APA Corp.(a) 67,624 2,523,728
BKV Corp.*(a) 2,718 66,482
California Resources Corp. 13,746 723,314
Calumet, Inc.* 6,320 279,281
Centrus Energy Corp., Class A*(a) 158 27,955
Cheniere Energy, Inc. 5,022 1,323,649
Chevron Corp. 51,034 10,045,022
Chord Energy Corp. 10,112 1,419,523
CNX Resources Corp.*(a) 26,544 950,275
Comstock Resources, Inc.*(a) 4,674 61,977

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
ConocoPhillips $ 33,338 $ 4,016,562
Core Natural Resources, Inc.(a) 3,318 264,909
Crescent Energy Co., Class A(a) 50,086 574,486
CVR Energy, Inc. 3,839 136,745
Delek US Holdings, Inc. 10,112 686,301
Devon Energy Corp. 32,074 1,447,500
Diamondback Energy, Inc. 5,214 1,058,181
Diversified Energy Co.(a) 16,590 223,301
Dorian LPG Ltd.(a) 7,381 350,007
DT Midstream, Inc. 4,860 670,680
EOG Resources, Inc. 14,062 2,090,879
EQT Corp. 15,326 816,723
Expand Energy Corp. 7,742 727,980
ExxonMobil Holdings Corp.* 115,498 17,953,009
Granite Ridge Resources, Inc.(a) 22,278 105,820
Gulfport Energy Corp.*(a) 2,528 407,943
HF Sinclair Corp. 30,178 2,760,382
HighPeak Energy, Inc.(a) 14,252 101,902
International Seaways, Inc.(a) 7,900 759,822
Kinder Morgan, Inc. 42,976 1,382,968
Kinetik Holdings, Inc., Class A(a) 2,370 119,851
Kosmos Energy Ltd.*(a) 15,010 40,377
Magnolia Oil & Gas Corp., Class A 47,874 1,230,840
Marathon Petroleum Corp. 8,216 2,600,117
Matador Resources Co.(a) 21,172 1,056,271
Murphy Oil Corp.(a) 24,174 960,675
NextDecade Corp.*(a) 2,156 14,488
Northern Oil & Gas, Inc.(a) 11,850 250,627
Occidental Petroleum Corp. 18,486 1,054,996
ONEOK, Inc. 16,274 1,477,842
Ovintiv , Inc. 9,480 592,121
Par Pacific Holdings, Inc.* 7,900 679,637
PBF Energy, Inc., Class A(a) 18,274 1,320,845
Peabody Energy Corp.(a) 20,224 431,176
Permian Resources Corp., Class A 26,860 572,387
Phillips 66 11,060 2,341,181
Range Resources Corp.(a) 44,556 1,788,478
SM Energy Co. 48,190 1,567,139
Talos Energy, Inc.* 26,944 409,010
Tamboran Resources Corp.* 2,844 94,563
Targa Resources Corp. 4,740 1,281,554
Texas Pacific Land Corp.(a) 1,264 508,861
Uranium Energy Corp.*(a) 13,588 130,445
Valero Energy Corp. 8,216 2,570,786
Venture Global, Inc., Class A(a) 52,140 697,633
Viper Energy, Inc., Class A(a) 9,796 437,000
Vitesse Energy, Inc.(a) 5,530 86,268
Williams Cos., Inc. (The) 26,070 1,865,048
World Kinect Corp. 11,087 441,928
83,136,489
Paper & Forest Products -
0.0%(d)
Sylvamo Corp.(a) 4,898 183,234
Investments Shares Value
Passenger Airlines -
0.3%
Alaska Air Group, Inc.*(a) $ 21,864 $ 1,037,447
American Airlines Group, Inc.*(a) 132,246 2,019,396
Delta Air Lines, Inc. 18,302 1,600,327
Frontier Group Holdings, Inc.*(a) 26,560 179,280
JetBlue Airways Corp.*(a) 58,618 353,467
Joby Aviation, Inc.*(a) 29,546 211,254
SkyWest, Inc.*(a) 6,952 743,655
Southwest Airlines Co.(a) 11,692 525,789
United Airlines Holdings, Inc.*(a) 8,422 1,021,841
7,692,456
Personal Care Products -
0.1%
BellRing Brands, Inc.* 10,744 133,118
Coty, Inc., Class A*(a) 18,960 52,140
Edgewell Personal Care Co.(a) 5,530 150,361
elf Beauty, Inc.*(a) 790 65,483
Estee Lauder Cos., Inc. (The), Class
A 4,424 371,174
Herbalife Ltd.*(a) 27,370 339,935
Interparfums , Inc.(a) 1,738 216,468
Kenvue , Inc. 54,194 1,042,692
2,371,371
Pharmaceuticals -
3.0%
Amneal Pharmaceuticals, Inc.* 9,954 182,357
Amphastar Pharmaceuticals, Inc.*(a) 948 18,903
ANI Pharmaceuticals, Inc.*(a) 3,792 300,478
AtaiBeckley , Inc.* 12,008 86,217
Axsome Therapeutics, Inc.*(a) 1,880 409,821
Bristol-Myers Squibb Co. 54,984 3,591,005
Collegium Pharmaceutical, Inc.*(a) 7,774 275,122
Corcept Therapeutics, Inc.*(a) 4,173 477,767
Crinetics Pharmaceuticals, Inc.* 1,422 118,766
Edgewise Therapeutics, Inc.* 6,190 237,882
Elanco Animal Health, Inc.*(a) 22,278 587,471
Eli Lilly & Co. 18,012 20,692,906
Enliven Therapeutics, Inc.* 1,738 95,260
Harmony Biosciences Holdings,
Inc.*(a) 9,954 350,779
Indivior Pharmaceuticals, Inc.* 21,330 853,413
Innoviva , Inc.*(a) 6,691 140,310
Jazz Pharmaceuticals plc*(a) 12,324 3,116,247
Johnson & Johnson 66,676 17,092,393
Ligand Pharmaceuticals, Inc.*(a) 632 181,725
Liquidia Corp.*(a) 2,171 182,603
MBX Biosciences, Inc.*(a) 1,264 83,336
Merck & Co., Inc. 66,202 8,619,500
Nektar Therapeutics* 810 57,243
Nuvation Bio, Inc.*(a) 5,348 33,853
Ocular Therapeutix , Inc.*(a) 9,322 76,161
Organon & Co. 45,504 616,579
Pacira BioSciences , Inc.*(a) 7,900 208,639
Perrigo Co. plc(a) 16,748 169,322
Pfizer, Inc. 154,208 3,856,742
Phibro Animal Health Corp., Class
A(a) 1,580 57,401

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Prestige Consumer Healthcare,
Inc.*(a) $ 3,004 $ 150,861
Royalty Pharma plc, Class A 8,694 507,990
Supernus Pharmaceuticals, Inc.*(a) 3,888 173,521
Tarsus Pharmaceuticals, Inc.*(a) 1,580 93,283
Theravance Biopharma, Inc.* 4,266 71,925
Trevi Therapeutics, Inc.* 3,318 60,554
Viatris , Inc. 37,920 665,875
WaVe Life Sciences Ltd.* 8,361 46,069
Zoetis, Inc., Class A 8,216 635,015
65,175,294
Professional Services -
0.9%
Amentum Holdings, Inc.*(a) 39,974 887,423
Automatic Data Processing, Inc. 9,480 2,526,041
Barrett Business Services, Inc.(a) 2,672 104,315
Booz Allen Hamilton Holding Corp.,
Class A 25,438 1,773,537
Broadridge Financial Solutions, Inc. 1,896 291,889
CACI International, Inc., Class A* 790 393,223
CBIZ, Inc.*(a) 12,166 670,103
Clarivate plc*(a) 12,324 24,402
Concentrix Corp.(a) 4,108 101,057
Equifax, Inc. 2,054 354,561
ExlService Holdings, Inc.* 4,266 144,745
Exponent, Inc. 3,792 253,495
First Advantage Corp.*(a) 14,900 295,616
FTI Consulting, Inc.* 1,422 226,638
Genpact Ltd. 24,648 866,870
Huron Consulting Group, Inc.* 948 143,878
ICF International, Inc. 4,582 370,775
Innodata, Inc.*(a) 1,134 71,249
Insperity, Inc.(a) 810 40,994
Jacobs Solutions, Inc. 2,686 362,422
KBR, Inc.(a) 22,752 832,951
Korn Ferry 9,880 812,828
Legalzoom.com, Inc.* 39,184 308,378
Leidos Holdings, Inc. 2,528 292,237
ManpowerGroup, Inc. 10,112 530,071
Maximus, Inc.(a) 8,690 523,573
Parsons Corp.* 3,058 135,194
Paychex, Inc. 8,260 965,098
Paycom Software, Inc. 790 129,528
Paylocity Holding Corp.* 632 87,150
Planet Labs PBC* 12,800 262,144
Robert Half, Inc.(a) 6,156 232,697
Science Applications International
Corp.(a) 9,718 1,138,269
SS&C Technologies Holdings, Inc. 7,426 572,173
TIC Solutions, Inc.*(a) 18,170 132,823
TransUnion 9,480 745,318
TriNet Group, Inc. 6,794 447,249
UL Solutions, Inc., Class A(a) 2,592 237,531
Upwork, Inc.*(a) 9,322 85,390
Verisk Analytics, Inc., Class A 3,402 662,880
Investments Shares Value
Professional Services
(continued)
Verra Mobility Corp., Class A* $ 27,808 $ 147,104
19,183,819
Real Estate Management & Development -
0.3%
AGNT, Inc.(a) 25,596 103,664
CBRE Group, Inc., Class A* 5,846 858,251
Compass, Inc., Class A*(a) 30,652 349,126
CoStar Group, Inc.* 5,846 168,131
Cushman & Wakefield Ltd.* 37,288 500,405
Forestar Group, Inc.* 6,131 172,587
Howard Hughes Holdings, Inc.* 2,040 130,397
Jones Lang LaSalle, Inc.* 9,322 3,309,590
Newmark Group, Inc., Class A 29,862 447,781
Opendoor Technologies, Inc.*(a) 45,196 170,389
St Joe Co. (The) 1,580 98,339
Zillow Group, Inc., Class A*(a) 162 5,620
Zillow Group, Inc., Class C* 10,112 344,415
6,658,695
Residential REITs -
0.2%
American Homes 4 Rent, Class A,
REIT 10,204 341,018
AvalonBay Communities, Inc., REIT 3,564 661,514
Camden Property Trust, REIT 4,212 466,732
Centerspace , REIT 324 17,768
Equity LifeStyle Properties, Inc.,
REIT(a) 7,936 516,396
Equity Residential, REIT 8,098 538,112
Essex Property Trust, Inc., REIT 1,620 460,307
Independence Realty Trust, Inc.,
REIT(a) 4,374 72,740
Invitation Homes, Inc., REIT 12,324 366,269
Mid-America Apartment
Communities, Inc., REIT 3,318 439,104
Sun Communities, Inc., REIT 1,738 214,608
UDR, Inc., REIT(a) 10,528 401,748
UMH Properties, Inc., REIT 162 2,448
4,498,764
Retail REITs -
0.3%
Acadia Realty Trust, REIT(a) 9,729 218,611
Agree Realty Corp., REIT(a) 5,056 393,357
Alexander's, Inc., REIT(a) 162 41,310
Brixmor Property Group, Inc., REIT 10,366 326,633
CBL & Associates Properties, Inc.,
REIT 1,580 92,762
Curbline Properties Corp., REIT 3,564 109,201
Federal Realty Investment Trust,
REIT 2,754 341,744
Getty Realty Corp., REIT(a) 5,190 177,187
InvenTrust Properties Corp., REIT(a) 835 29,567
Kimco Realty Corp., REIT 19,238 490,184
Kite Realty Group Trust, REIT(a) 11,534 330,103
Macerich Co. (The), REIT(a) 14,900 385,016
NETSTREIT Corp., REIT(a) 6,162 132,175
NNN REIT, Inc., REIT(a) 6,478 307,835
Phillips Edison & Co., Inc., REIT 3,243 137,795

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Retail REITs
(continued)
Realty Income Corp., REIT(a) $ 18,644 $ 1,190,792
Regency Centers Corp., REIT 6,964 559,139
Saul Centers, Inc., REIT(a) 2,212 75,363
Simon Property Group, Inc., REIT 7,288 1,671,648
Tanger, Inc., REIT(a) 5,994 243,716
Urban Edge Properties, REIT 4,628 104,870
7,359,008
Semiconductors & Semiconductor Equipment -
11.8%
ACM Research, Inc., Class A* 3,160 247,965
Advanced Micro Devices, Inc.* 36,656 17,453,754
Aehr Test Systems*(a) 474 37,910
Allegro MicroSystems , Inc.*(a) 7,110 295,065
Alpha & Omega Semiconductor
Ltd.*(a) 2,844 90,269
Ambarella, Inc.*(a) 1,458 125,388
Ambiq Micro, Inc.* 632 40,189
Amkor Technology, Inc. 3,634 181,228
Analog Devices, Inc. 10,902 4,005,504
Applied Materials, Inc. 17,854 9,063,940
Astera Labs, Inc.*(a) 2,916 907,547
Axcelis Technologies, Inc.* 1,837 239,508
AXT, Inc.* 1,422 85,931
Broadcom, Inc. 104,754 40,778,637
Cirrus Logic, Inc.*(a) 1,700 219,895
Cohu, Inc.* 954 45,782
Credo Technology Group Holding
Ltd.* 3,540 732,745
Diodes, Inc.* 1,134 93,351
Enphase Energy, Inc.* 5,346 200,689
Entegris , Inc.(a) 3,753 446,795
First Solar, Inc.* 2,686 566,827
FormFactor , Inc.*(a) 3,634 385,931
Ichor Holdings Ltd.* 810 60,969
Impinj, Inc.*(a) 1,368 207,060
Intel Corp.* 98,142 8,852,408
KLA Corp. 29,388 5,372,714
Kulicke & Soffa Industries, Inc. 1,422 126,842
Lam Research Corp. 27,966 8,194,597
Lattice Semiconductor Corp.* 3,476 431,963
MACOM Technology Solutions
Holdings, Inc.* 1,738 437,003
Marvell Technology, Inc. 19,276 3,615,407
MaxLinear , Inc., Class A* 2,686 179,479
Microchip Technology, Inc. 11,218 833,385
Micron Technology, Inc. 31,442 25,877,709
MKS, Inc. 1,738 516,968
Monolithic Power Systems, Inc. 1,023 1,458,829
Navitas Semiconductor Corp., Class
A*(a) 6,156 66,854
NVIDIA Corp. 528,984 106,193,538
NXP Semiconductors NV 5,508 1,262,213
ON Semiconductor Corp.* 9,638 786,557
Onto Innovation, Inc.* 2,212 571,979
PDF Solutions, Inc.* 92 4,240
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Penguin Solutions, Inc.* $ 3,476 $ 182,942
Photronics , Inc.* 5,688 172,290
Power Integrations, Inc.(a) 1,944 118,020
Qnity Electronics, Inc. 4,536 595,032
Qorvo, Inc.* 4,632 419,520
QUALCOMM, Inc. 29,546 4,361,285
Rambus, Inc.* 4,771 434,304
Rigetti Computing, Inc.*(a) 16,601 248,185
Semtech Corp.* 4,424 521,236
Silicon Laboratories, Inc.*(a) 1,620 352,350
SiTime Corp.*(a) 844 451,709
Skyworks Solutions, Inc.(a) 4,740 295,207
SolarEdge Technologies, Inc.*(a) 4,212 173,534
Synaptics, Inc.*(a) 2,180 233,958
Teradyne, Inc. 3,564 1,310,447
Texas Instruments, Inc. 20,224 5,576,566
Ultra Clean Holdings, Inc.* 2,528 210,608
Universal Display Corp.(a) 3,002 240,640
Veeco Instruments, Inc.* 1,368 68,400
257,261,797
Software -
7.0%
ACI Worldwide, Inc.* 2,844 163,047
Adeia , Inc.(a) 7,936 211,494
Adobe, Inc.* 10,902 2,729,970
Agilysys, Inc.* 316 33,231
Alarm.com Holdings, Inc.* 3,160 173,010
Alkami Technology, Inc.*(a) 9,006 163,639
Amplitude, Inc., Class A*(a) 11,376 101,019
Appfolio , Inc., Class A*(a) 1,106 199,290
Appian Corp., Class A*(a) 972 26,205
AppLovin Corp., Class A* 5,056 2,001,670
Asana, Inc., Class A*(a) 632 5,258
Atlassian Corp., Class A* 7,584 766,098
Aurora Innovation, Inc., Class A*(a) 54,277 350,087
Autodesk, Inc.* 4,424 1,036,101
AvePoint, Inc.* 15,958 207,933
Bentley Systems, Inc., Class B(a) 948 33,597
BitMine Immersion Technologies,
Inc.(a) 114,392 1,976,694
Blackbaud, Inc.*(a) 10,902 466,606
Box, Inc., Class A*(a) 9,006 284,139
Braze, Inc., Class A*(a) 158 3,937
C3.ai, Inc., Class A*(a) 11,060 101,531
Cadence Design Systems, Inc.* 6,156 2,093,163
CCC Intelligent Solutions Holdings,
Inc.* 474 2,887
Cipher Digital, Inc.*(a) 12,166 271,545
Circle Internet Group, Inc., Class
A*(a) 4,898 306,664
Cleanspark , Inc.*(a) 15,010 206,538
Clear Secure, Inc., Class A 3,186 175,995
Commvault Systems, Inc.*(a) 2,338 275,416
Core Scientific, Inc.* 16,274 337,197
Crowdstrike Holdings, Inc., Class A* 21,488 4,101,200
Datadog, Inc., Class A* 7,288 1,952,965

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Docusign , Inc., Class A* $ 42,344 $ 2,321,722
Dolby Laboratories, Inc., Class A 316 18,584
Dropbox, Inc., Class A* 27,176 884,851
D-Wave Quantum, Inc.*(a) 14,414 260,605
Dynatrace, Inc.* 14,694 651,238
Elastic NV* 4,424 291,055
Fair Isaac Corp.*(a) 571 641,216
Figma, Inc., Class A*(a) 12,008 292,035
Five9, Inc.* 17,538 482,470
Fortinet, Inc.* 14,694 2,379,693
Freshworks , Inc., Class A* 18,960 215,291
Gen Digital, Inc.(a) 112,812 3,096,689
Gitlab, Inc., Class A*(a) 3,318 114,504
Guidewire Software, Inc.*(a) 4,266 648,176
HubSpot, Inc.* 2,528 600,046
Hut 8 Corp.*(a) 3,564 383,593
Intapp , Inc.* 4,740 154,951
InterDigital , Inc.(a) 835 254,529
Intuit, Inc. 7,742 2,447,014
JFrog Ltd.*(a) 5,056 403,418
Keel Infrastructure Corp.*(a) 19,276 76,526
Klaviyo , Inc., Class A*(a) 158 2,819
Life360, Inc.*(a) 1,738 93,939
LiveRamp Holdings, Inc.* 1,190 45,065
Manhattan Associates, Inc.* 2,212 423,288
MARA Holdings, Inc.*(a) 19,592 221,781
Microsoft Corp. 167,322 77,757,880
N-able, Inc.*(a) 18,328 85,775
nCino , Inc.* 158 2,917
NCR Voyix Corp.*(a) 12,640 104,533
Netskope, Inc., Class A*(a) 15,168 190,965
Nutanix, Inc., Class A* 11,692 689,945
Oracle Corp. 47,716 6,196,877
Pagaya Technologies Ltd., Class
A*(a) 15,642 301,421
Palantir Technologies, Inc., Class A* 49,138 6,046,922
Palo Alto Networks, Inc.* 18,140 6,019,396
Pegasystems, Inc. 1,106 33,788
Procore Technologies, Inc.* 2,212 121,151
Progress Software Corp.*(a) 10,744 436,099
PTC, Inc.* 1,738 238,454
Q2 Holdings, Inc.* 4,898 298,141
Qualys, Inc.* 632 91,482
RingCentral, Inc., Class A(a) 15,010 834,856
Riot Platforms, Inc.*(a) 13,118 264,590
Roper Technologies, Inc. 1,896 743,175
Rubrik, Inc., Class A* 4,740 342,986
SailPoint, Inc.*(a) 4,860 81,502
Salesforce, Inc. 22,594 4,157,748
Samsara, Inc., Class A*(a) 10,270 382,763
SentinelOne , Inc., Class A* 7,584 144,551
ServiceNow, Inc.* 22,278 2,477,982
ServiceTitan , Inc., Class A*(a) 948 78,741
SoundHound AI, Inc., Class A*(a) 790 4,843
Investments Shares Value
Software
(continued)
SPS Commerce, Inc.* $ 474 $ 34,787
Strategy, Inc., Class A*(a) 8,374 781,127
Synopsys, Inc.* 4,266 1,658,450
Tenable Holdings, Inc.*(a) 6,156 200,932
Teradata Corp.* 2,471 76,576
Terawulf , Inc.*(a) 14,852 262,286
Trimble, Inc.*(a) 4,266 241,370
Tyler Technologies, Inc.*(a) 632 195,667
UiPath, Inc., Class A*(a) 6,320 80,643
Unity Software, Inc.*(a) 15,326 485,988
Varonis Systems, Inc., Class B*(a) 4,431 177,018
Vertex, Inc., Class A* 11,692 150,944
Via Transportation, Inc., Class A*(a) 14,694 298,876
Workday, Inc., Class A*(a) 6,478 1,038,683
Workiva, Inc., Class A* 474 28,345
Zeta Global Holdings Corp., Class
A*(a) 4,740 102,384
Zoom Communications, Inc., Class
A* 6,320 607,162
Zscaler, Inc.* 1,580 238,896
152,952,841
Specialized REITs -
0.6%
American Tower Corp., REIT 10,112 1,753,016
Crown Castle, Inc., REIT 8,690 663,047
CubeSmart , REIT 9,718 402,908
Digital Realty Trust, Inc., REIT 7,742 1,459,522
EPR Properties, REIT 4,971 308,550
Equinix, Inc., REIT 2,268 2,311,727
Extra Space Storage, Inc., REIT 5,372 795,271
Four Corners Property Trust, Inc.,
REIT 2,268 58,061
Gaming and Leisure Properties, Inc.,
REIT 11,176 500,573
Iron Mountain, Inc., REIT 5,846 715,083
Lamar Advertising Co., Class A, REIT 4,173 667,513
Outfront Media, Inc., REIT(a) 7,025 223,887
Public Storage, REIT 4,179 1,354,706
Rayonier, Inc., REIT(a) 7,426 161,738
Safehold, Inc., REIT 9,394 151,995
SBA Communications Corp., Class
A, REIT 2,592 469,100
VICI Properties, Inc., Class A, REIT 25,280 666,128
Weyerhaeuser Co., REIT 11,218 280,787
12,943,612
Specialty Retail -
2.1%
Abercrombie & Fitch Co., Class A*(a) 8,690 865,003
Academy Sports & Outdoors, Inc.(a) 12,166 577,277
Advance Auto Parts, Inc.(a) 2,268 125,965
American Eagle Outfitters, Inc. 33,496 575,461
Asbury Automotive Group, Inc.* 3,888 900,850
AutoNation, Inc.* 5,372 1,141,013
AutoZone, Inc.* 384 1,158,240
Bath & Body Works, Inc. 34,286 689,834
Best Buy Co., Inc.(a) 39,342 3,393,641
Boot Barn Holdings, Inc.* 1,360 202,626

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
Burlington Stores, Inc.* $ 1,360 $ 501,133
CarMax, Inc.*(a) 27,694 1,585,758
Carvana Co., Class A*(a) 14,536 906,465
Chewy, Inc., Class A*(a) 3,792 85,699
Dick's Sporting Goods, Inc.(a) 2,054 402,399
Five Below, Inc.* 2,054 445,985
Floor & Decor Holdings, Inc., Class
A*(a) 2,844 163,729
GameStop Corp., Class A*(a) 84,688 1,839,423
Gap, Inc. (The)(a) 42,186 847,517
Group 1 Automotive, Inc. 2,370 679,645
Home Depot, Inc. (The) 27,492 9,126,244
Lithia Motors, Inc., Class A(a) 4,582 1,765,994
Lowe's Cos., Inc. 15,168 3,152,062
Murphy USA, Inc. 850 516,596
National Vision Holdings, Inc.*(a) 6,524 143,789
O'Reilly Automotive, Inc.* 19,750 1,764,663
Penske Automotive Group, Inc.(a) 4,212 915,310
RealReal , Inc. (The)* 5,056 61,127
Revolve Group, Inc., Class A* 1,670 41,934
RH*(a) 648 107,257
Ross Stores, Inc. 7,450 1,870,471
Sally Beauty Holdings, Inc.*(a) 11,376 170,299
Signet Jewelers Ltd.(a) 7,426 689,875
Sonic Automotive, Inc., Class A(a) 3,160 289,393
TJX Cos., Inc. (The) 24,490 3,853,257
Tractor Supply Co. 10,428 320,870
Ulta Beauty, Inc.* 790 405,136
Upbound Group, Inc. 10,239 198,534
Urban Outfitters, Inc.*(a) 10,902 808,710
Valvoline, Inc.*(a) 7,723 296,640
Victoria's Secret & Co.*(a) 4,108 364,297
Warby Parker, Inc., Class A*(a) 7,844 209,356
Wayfair, Inc., Class A* 5,111 433,924
Williams-Sonoma, Inc. 2,916 666,773
45,260,174
Technology Hardware, Storage & Peripherals -
5.7%
Apple, Inc. 330,694 102,154,683
Dell Technologies, Inc., Class C 8,058 3,266,471
Diebold Nixdorf, Inc.*(a) 2,054 151,154
Eastman Kodak Co.*(a) 7,110 59,724
Everpure , Inc., Class A* 8,362 645,296
GPGI, Inc., Class A(a) 158 2,086
Hewlett Packard Enterprise Co. 39,192 1,877,297
HP, Inc. 24,806 676,460
IonQ , Inc.*(a) 10,042 365,930
NetApp, Inc. 4,898 874,293
Quantum Computing, Inc.*(a) 13,430 108,783
Sandisk Corp.* 3,792 4,606,635
Seagate Technology Holdings plc(a) 5,022 4,299,485
Super Micro Computer, Inc.*(a) 14,738 418,559
Western Digital Corp. 7,584 4,132,067
123,638,923
Investments Shares Value
Textiles, Apparel & Luxury Goods -
0.3%
Capri Holdings Ltd.* $ 1,134 $ 18,065
Carter's, Inc. 6,156 237,437
Columbia Sportswear Co.(a) 162 9,619
Crocs, Inc.*(a) 10,428 1,334,888
Deckers Outdoor Corp.* 6,478 627,589
Figs, Inc., Class A* 8,908 95,316
G-III Apparel Group Ltd.(a) 8,848 322,156
Kontoor Brands, Inc.(a) 11,060 926,164
Levi Strauss & Co., Class A(a) 2,430 59,584
Lululemon Athletica, Inc.* 1,896 225,377
NIKE, Inc., Class B 23,858 995,117
PVH Corp. 10,204 884,279
Ralph Lauren Corp., Class A 1,782 677,766
Steven Madden Ltd. 4,266 196,577
Tapestry, Inc. 5,190 790,800
Under Armour , Inc., Class A*(a) 790 5,253
Under Armour , Inc., Class C*(a) 15,326 99,466
VF Corp.(a) 7,584 108,603
Wolverine World Wide, Inc. 2,592 51,011
7,665,067
Tobacco -
0.5%
Altria Group, Inc. 45,346 3,098,492
Philip Morris International, Inc. 43,450 8,291,129
Turning Point Brands, Inc. 790 58,942
Universal Corp. 3,160 166,500
11,615,063
Trading Companies & Distributors -
0.5%
Applied Industrial Technologies, Inc. 1,896 654,518
Boise Cascade Co. 2,268 173,230
Core & Main, Inc., Class A*(a) 4,898 215,365
Custom Truck One Source, Inc.* 7,693 78,084
DNOW, Inc.* 14,252 201,238
DXP Enterprises, Inc.*(a) 790 124,046
Fastenal Co. 24,174 1,153,342
Ferguson Enterprises, Inc. 3,950 925,603
GATX Corp. 1,944 347,723
Global Industrial Co. 340 12,152
Herc Holdings, Inc.(a) 6,162 925,163
McGrath RentCorp 1,296 149,234
MSC Industrial Direct Co., Inc., Class
A 2,370 292,458
QXO, Inc.*(a) 33,716 448,423
Rush Enterprises, Inc., Class A(a) 3,950 315,170
Rush Enterprises, Inc., Class B 766 59,541
SiteOne Landscape Supply, Inc.*(a) 790 74,608
Sunbelt Rentals Holdings, Inc.(a) 8,216 590,895
United Rentals, Inc. 1,422 1,534,708
Watsco, Inc.(a) 648 200,426
WESCO International, Inc. 1,264 434,171
Willis Lease Finance Corp.(a) 972 69,333
WW Grainger, Inc. 1,026 1,418,158
Xometry , Inc., Class A* 1,360 116,579
10,514,168

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Water Utilities -
0.1%
American States Water Co. $ 1,944 $ 166,484
American Water Works Co., Inc.(a) 3,476 466,375
California Water Service Group 1,620 81,178
Essential Utilities, Inc. 12,956 516,296
H2O America(a) 3,078 188,774
Middlesex Water Co. 42 2,407
1,421,514
Wireless Telecommunication Services -
0.1%
Telephone and Data Systems, Inc.(a) 5,372 180,392
T-Mobile US, Inc. 14,694 2,537,800
2,718,192
Total Common Stocks
(Cost $1,036,514,363) 2,170,188,894
Number of
Warrants
WARRANTS - 0.0%(d)
Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum Corp., expiring
8/3/2027, price 22.00 (Cost
$21,117)* 4,266 149,609
Shares
PREFERRED STOCKS -
0.0%(d)
Diversified Telecommunication Services -
0.0%(d)
Liberty Latin America Ltd., Series A
9.00%*(a)(e) (Cost $54,134) 2,255 45,649
Number
of Rights
RIGHTS - 0.0%(d)
Biotechnology - 0.0%(d)
Akero Therapeutics, Inc., CVR*‡ 2,876 —
Blueprint Medicines Corp., CVR,
expiring 12/31/2028*‡ 2,790 2,405
OmniAb , Inc., expiring 11/1/2027,
price 1.00*‡ 281 —
2,405
Health Care Equipment & Supplies - 0.0%(d)
ABIOMED, Inc., CVR*‡ 1,110 10
Hologic, Inc., CVR, expiring
12/27/2027*‡ 4,611 —
10
Life Sciences Tools & Services - 0.0%
OmniAb , Inc., expiring 11/1/2027,
price 1.00*‡(a) 281 —
Investments
Number
of Rights Value
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc.,
CVR*‡ $ 6,734 —
Total Rights
(Cost $1,132) 2,415
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 7.8%(f)
CERTIFICATES OF DEPOSIT - 1.2%
Bank of Montreal, Chicago
(SOFR + 0.28%), 3.93%,
11/13/2026(g) 2,000,000 $ 2,000,226
(SOFR + 0.35%), 4.00%,
11/18/2026(g) 1,000,000 1,000,317
(SOFR + 0.42%), 4.07%,
4/16/2027(g) 2,000,000 2,000,844
(SOFR + 0.39%), 4.04%,
5/5/2027(g) 2,000,000 2,000,148
Bank of Nova Scotia, Houston
(SOFR + 0.30%), 3.95%,
1/21/2027(g) 1,000,000 999,996
BNP Paribas, New York
(SOFR + 0.26%), 3.91%,
12/2/2026(g) 2,000,000 2,000,022
Mizuho Bank Ltd., New York
(SOFR + 0.35%), 4.00%,
9/24/2026(g) 2,000,000 2,000,000
Nordea Bank Abp , New York Branch
(SOFR + 0.31%), 3.96%,
9/24/2026(g) 2,000,000 2,000,000
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.22%), 3.87%,
8/31/2026(g) 3,000,000 3,000,000
Royal Bank of Canada, New York
(SOFR + 0.35%), 4.00%,
11/12/2026(g) 2,000,000 2,000,836
(SOFR + 0.30%), 3.95%,
1/22/2027(g) 1,000,000 1,000,327
(SOFR + 0.32%), 3.97%,
6/3/2027(g) 1,000,000 999,808
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.26%), 3.91%,
11/18/2026(g) 2,000,000 2,000,116
Toronto-Dominion Bank, New York
(SOFR + 0.31%), 3.96%,
10/9/2026(g) 2,000,000 2,000,466
Total Certificates of Deposit
(Cost $25,000,000) 25,003,106
COMMERCIAL PAPER - 0.1%
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.95%,
10/15/2026(g) (Cost $3,000,000) 3,000,000 3,000,432

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund
3.67%, 8/3/2026 $ 1,600,000 $ 1,600,000
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 1,600,000 1,600,000
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 1,600,000 1,600,000
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 1,600,000 1,600,000
Total Investment Companies
(Cost $6,400,000) 6,400,000
REPURCHASE AGREEMENTS - 6.2%
BofA Securities, Inc.
4.08%, dated 7/31/2026, due
8/3/2026, repurchase price
$6,000,000, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.50%,
maturing 12/15/2028 - 8/15/2041;
total market value $6,067,512 6,000,000 6,000,000
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$3,683,744, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $3,733,717 3,683,744 3,683,744
Citigroup Global Markets, Inc.
3.64%, dated 7/31/2026, due
8/3/2026, repurchase price
$11,000,000, collateralized by
various U.S. Treasury Securities,
ranging from 1.38% - 3.63%,
maturing 8/31/2029 - 11/15/2031;
total market value $11,095,665 11,000,000 11,000,000
MetLife, Inc.
3.64%, dated 7/31/2026, due
12/2/2026, repurchase price
$60,000,000, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 2/15/2045 -
8/15/2046; total market value
$60,421,027 60,000,000 60,000,000
National Bank of Canada Financial Inc.
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$20,000,000, collateralized by
various Common Stocks; total
market value $21,513,046 20,000,000 20,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
TD Securities (USA) LLC
3.98%, dated 7/31/2026, due
8/3/2026, repurchase price
$10,000,000, collateralized by
various Common Stocks; total
market value $11,011,151 $ 10,000,000 $ 10,000,000
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$25,010,000, collateralized by
various Common Stocks; total
market value $27,518,524 25,010,000 25,010,000
Total Repurchase Agreements
(Cost $135,693,744) 135,693,744
Total Securities Lending Reinvestments
(Cost $170,093,744) 170,097,282
Total Investments - 107.1%
(Cost $1,206,684,490) 2,340,483,849
Liabilities in excess of other assets - (7.1%) (154,895,875)
NET ASSETS - 100.0% $2,185,587,974
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July
31, 2026 was $249,164,458, collateralized in the form of
cash with a value of $170,093,744 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$22,679,838 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.50%, and maturity dates ranging
from November 23, 2026 – November 22, 2055 and
$65,198,934 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from August 11, 2026
– February 15, 2056; a total value of $257,972,516.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) Represents less than 0.05% of net assets.
(e) Perpetual security. The rate reflected was the rate in
effect on July 31, 2026. The maturity date reflects the
next call date.
(f) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $170,097,282.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2026.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Abbreviations
CVR — Contingent Value Rights
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Investment in a company which was affiliated for the period ended July 31, 2026, was as follows:
Security
Value
October 31,
2025
Purchases at
Cost
Sales
Proceeds
Shares
July 31, 2026
Value
July 31, 2026
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 714,118 $ 109,796 $ 105,489 5,508 $ 1,003,503 $ 261,320 $ 13,291 $ 23,758
Futures Contracts
FlexShares ® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
Russell 2000 E-Mini Index 8 09/18/2026 USD $ 1,175,200 $ (26,593)
S&P 500 E-Mini Index 25 09/18/2026 USD 9,399,063 21,146
S&P Midcap 400 E-Mini Index 12 09/18/2026 USD 4,527,480 (57,571)
$ (63,018)
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.3%
Warrants 0.0
†
Preferred Stocks 0.0
†
Rights 0.0
†
Securities Lending Reinvestments 7.8
Others
(1)
(7.1)
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.1%
Aerospace & Defense -
1.5%
Airbus SE $ 7,029 $ 1,635,235
Aryt Industries Ltd.(a) 22,605 186,250
Austal Ltd.* 2,573 6,524
Babcock International Group plc 8,344 125,876
BAE Systems plc 36,993 1,042,463
Bet Shemesh Engines Holdings 1997
Ltd.*(a) 297 80,599
Bombardier, Inc., Class B* 1,221 293,959
CAE, Inc.*(a) 4,615 118,957
Chemring Group plc 6,231 49,516
Cirrus Aircraft Ltd. 3,100 17,323
Dassault Aviation SA 330 113,221
Elbit Systems Ltd. 297 238,772
Exosens SAS 279 18,361
Hensoldt AG 825 75,709
Invisio AB(a) 32 697
Kongsberg Gruppen ASA 5,731 178,984
Leonardo SpA 4,983 316,013
LISI SA 880 64,090
MDA Space Ltd.*(a) 3,132 94,751
Melrose Industries plc 18,753 114,651
Montana Aerospace AG*(b) 1,326 39,663
MTU Aero Engines AG 693 288,474
QinetiQ Group plc 6,805 46,339
Rheinmetall AG 627 822,390
Rolls-Royce Holdings plc 100,650 1,988,131
Saab AB, Class B(a) 3,894 244,049
Safran SA 4,290 1,670,295
Singapore Technologies Engineering
Ltd. 18,900 148,397
Thales SA 1,221 345,446
10,365,135
Air Freight & Logistics -
0.6%
AZ-COM MARUWA Holdings, Inc.(a) 3,100 17,931
Deutsche Post AG 21,054 1,399,160
DSV A/S 2,310 499,743
Freightways Group Ltd. 7,410 60,310
Hamakyorex Co. Ltd. 6,600 76,062
ID Logistics Group SACA* 81 33,503
InPost SA* 3,608 64,177
KLN Logistics Group Ltd. 30,000 22,916
Konoike Transport Co. Ltd.(a) 9,900 186,031
Logista Integral SA 2,344 99,785
Mainfreight Ltd. 1,312 53,353
Nippon Express Holdings, Inc. 4,800 159,111
Oesterreichische Post AG 136 5,093
Sankyu, Inc.(a) 1,333 79,298
SBS Holdings, Inc.(a) 6,600 184,871
Senko Group Holdings Co. Ltd.(a) 59,400 822,777
SG Holdings Co. Ltd.(a) 9,900 98,332
Investments Shares Value
Air Freight & Logistics
(continued)
Yamato Holdings Co. Ltd.(a) $ 600 $ 7,798
3,870,251
Automobile Components -
1.9%
Aisin Corp. 6,600 92,166
Aumovio SE* 21,450 983,470
Brembo NV(a) 57,651 701,112
Bridgestone Corp. 26,400 657,409
CIE Automotive SA 15,378 467,984
Cie Generale des Etablissements
Michelin SCA 13,068 525,788
Continental AG 1,452 120,049
Denso Corp. 33,000 407,772
Dometic Group AB*(c) 86,691 216,091
Eagle Industry Co. Ltd.(a) 9,900 186,528
Exedy Corp.(a) 9,900 375,544
FCC Co. Ltd. 13,200 310,052
Forvia SE* 58,608 598,656
Gestamp Automocion SA(b) 35,244 118,811
GS Yuasa Corp. 3,100 106,731
Hella GmbH & Co. KGaA 328 26,681
Johnson Electric Holdings Ltd.(a) 148,000 350,862
Koito Manufacturing Co. Ltd. 3,100 52,499
KYB Corp.(a) 13,200 374,715
Linamar Corp. 15,147 1,116,333
Magna International, Inc.(a) 4,521 309,833
Musashi Seimitsu Industry Co. Ltd.(a) 3,200 64,814
NHK Spring Co. Ltd.(a) 6,200 140,568
Nifco, Inc. 2,400 78,515
Nippon Seiki Co. Ltd. 19,800 303,420
Niterra Co. Ltd. 3,300 195,130
NOK Corp. 4,100 78,459
Opmobility 18,612 274,100
Pirelli & C SpA(b) 3,854 29,266
Schaeffler AG 9,942 81,101
Seiren Co. Ltd.(a) 19,800 395,440
Stanley Electric Co. Ltd. 3,400 74,545
Sumitomo Electric Industries Ltd. 39,600 543,171
Sumitomo Rubber Industries Ltd.(a) 3,800 54,414
Tokai Rika Co. Ltd.(a) 16,500 329,016
Topre Corp.(a) 16,500 292,539
Toyo Tire Corp. 4,500 120,961
Toyoda Gosei Co. Ltd. 2,000 69,863
Toyota Boshoku Corp. 2,700 37,992
TS Tech Co. Ltd. 6,400 73,878
Valeo SE 78,111 1,337,275
Yokohama Rubber Co. Ltd. (The) 3,900 187,842
12,861,395
Automobiles -
1.4%
Bayerische Motoren Werke AG 5,181 353,487
Dr Ing hc F Porsche AG (Preference)
(b) 1,265 61,769
Ferrari NV 1,386 542,345

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Automobiles
(continued)
Honda Motor Co. Ltd. $ 42,900 $ 437,958
Isuzu Motors Ltd. 13,200 199,171
Mazda Motor Corp.(a) 3,300 24,383
Mercedes-Benz Group AG 13,992 752,283
Nissan Motor Co. Ltd.*(a) 3,300 6,968
Nissan Shatai Co. Ltd.(a) 36,300 220,684
Porsche Automobil Holding SE
(Preference) 1,089 36,060
Renault SA 3,069 96,256
Stellantis NV*(a) 31,779 181,427
Subaru Corp. 6,600 112,560
Suzuki Motor Corp. 39,600 518,798
Toyota Motor Corp. 250,800 4,830,922
Trigano SA(a) 2,706 469,810
Volkswagen AG (Preference) 3,696 317,487
Volvo Car AB, Class B*(a) 26,868 56,778
Yamaha Motor Co. Ltd.(a) 16,500 139,171
9,358,317
Banks -
15.4%
77 Bank Ltd. (The) 4,500 98,775
ABN AMRO Bank NV, CVA(b) 10,857 487,169
AIB Group plc 48,147 568,081
Aichi Financial Group, Inc.(a) 13,200 144,000
Aktia Bank OYJ(a) 18,282 252,412
AL Sydbank(a) 1,848 177,497
Alandsbanken Abp, Class B(a) 1,331 67,075
Alior Bank SA 2,640 97,041
AMCO - Asset Management Co.
SpA*‡ 239 201
ANZ Group Holdings Ltd. 35,497 930,187
Aozora Bank Ltd.(a) 3,100 59,148
Awa Bank Ltd. (The)(a) 13,200 691,399
Banca Monte dei Paschi di Siena
SpA 47,984 638,646
Banco Bilbao Vizcaya Argentaria SA 123,354 3,434,584
Banco BPM SpA 25,928 470,591
Banco Comercial Portugues SA,
Class R 195,469 239,515
Banco de Sabadell SA 101,409 387,948
Banco di Desio e della Brianza SpA 7,227 140,524
Banco Santander SA 308,550 4,372,917
Bank Hapoalim BM 27,489 667,262
Bank Leumi Le-Israel BM 33,924 801,972
Bank Millennium SA* 17,360 95,811
Bank of East Asia Ltd. (The) 25,413 54,056
Bank of Ireland Group plc 18,678 388,754
Bank of Iwate Ltd. (The)(a) 16,500 223,316
Bank of Montreal(a) 9,372 1,679,992
Bank of Nagoya Ltd. (The)(a) 18,200 744,117
Bank of Nova Scotia (The) 27,324 2,395,147
Bank of Queensland Ltd. 28,116 131,122
Bank Polska Kasa Opieki SA 3,993 261,869
Bankinter SA 12,436 227,930
Banque Cantonale de Geneve 2,409 96,771
Investments Shares Value
Banks
(continued)
Banque Cantonale Vaudoise
(Registered)(a) $ 410 $ 64,359
Barclays plc 297,396 2,035,923
BAWAG Group AG(b) 1,830 368,885
Bendigo & Adelaide Bank Ltd.(a) 7,372 59,337
BNP Paribas SA 22,176 2,797,931
BNPP Bank Polska SA 496 20,537
BPER Banca SpA 38,049 615,946
CaixaBank SA 72,732 1,051,462
Canadian Imperial Bank of
Commerce 12,144 1,437,352
CCI Group, Inc. 69,300 481,803
Chiba Bank Ltd. (The)(a) 9,900 163,337
Chugin Financial Group, Inc. 2,600 54,262
Commerzbank AG 15,906 689,385
Commonwealth Bank of Australia 20,460 2,551,121
Credit Agricole SA 26,070 578,151
Credito Emiliano SpA 31 678
Dah Sing Banking Group Ltd. 145,200 279,046
Dah Sing Financial Holdings Ltd. 66,000 419,654
Daishi Hokuetsu Financial Group,
Inc. 9,300 134,805
Danske Bank A/S 14,784 849,254
DBS Group Holdings Ltd. 26,461 1,525,661
DNB Bank ASA 16,368 526,374
EQB, Inc.(a) 1,650 167,123
Erste Bank Polska SA 891 174,944
Erste Group Bank AG 5,940 770,905
FIBI Holdings Ltd. 533 52,201
FinecoBank Banca Fineco SpA 7,392 201,480
First International Bank of Israel Ltd.
(The) 1,179 91,020
Fukuoka Financial Group, Inc. 2,800 129,427
Graubuendner Kantonalbank 7 20,592
Gunma Bank Ltd. (The) 8,400 133,920
Hachijuni Nagano Bank Ltd. 10,500 165,389
Hirogin Holdings, Inc. 9,200 127,376
Hokuhoku Financial Group, Inc.(a) 3,100 145,416
HSBC Holdings plc 369,468 7,836,054
Hyakugo Bank Ltd. (The)(a) 9,900 125,409
Hyakujushi Bank Ltd. (The)(a) 39,600 707,813
ING Bank Slaski SA 532 62,958
ING Groep NV 64,317 2,252,558
Intesa Sanpaolo SpA 322,179 2,423,896
Israel Discount Bank Ltd., Class A 24,042 250,929
Iyogin Holdings, Inc.(a) 6,200 141,503
Japan Post Bank Co. Ltd. 26,400 515,813
Judo Capital Holdings Ltd.*(a) 32,064 21,845
Juroku Financial Group, Inc. 66,000 980,725
Jyske Bank A/S (Registered) 1,191 188,822
KBC Ancora 803 81,857
KBC Group NV 5,049 724,108
Keiyo Bank Ltd. (The) 6,600 109,845
Kiyo Bank Ltd. (The)(a) 23,100 680,415
Kyoto Financial Group, Inc.(a) 3,100 86,385
Kyushu Financial Group, Inc. 16,500 153,834

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Liechtensteinische Landesbank AG $ 192 $ 26,817
Lion Finance Group plc 1,023 159,835
Lloyds Banking Group plc 1,223,310 1,888,271
Luzerner Kantonalbank AG
(Registered) 304 41,858
mBank SA* 93 33,576
Mebuki Financial Group, Inc. 27,210 255,823
Mitsubishi UFJ Financial Group, Inc. 141,900 3,182,446
Miyazaki Bank Ltd. (The)(a) 26,400 387,813
Mizrahi Tefahot Bank Ltd. 2,624 195,119
Mizuho Financial Group, Inc. 52,800 2,708,228
Musashino Bank Ltd. (The)(a) 39,600 640,912
Nanto Bank Ltd. (The) 57,200 617,893
National Australia Bank Ltd. 36,201 1,050,847
National Bank of Canada 4,635 749,179
NatWest Group plc 164,307 1,560,638
Nishi-Nippon Financial Holdings, Inc. 3,800 101,858
Nordea Bank Abp 66,924 1,349,003
Norion Bank AB*(a) 11,775 72,329
North Pacific Bank Ltd. 16,500 119,896
Oberbank AG 775 74,009
Ogaki Kyoritsu Bank Ltd. (The)(a) 16,500 747,150
Oita Bank Ltd. (The) 23,100 372,124
Oversea-Chinese Banking Corp. Ltd. 69,300 1,572,448
Permanent TSB Group Holdings plc 21,545 73,622
Powszechna Kasa Oszczednosci
Bank Polski SA 17,589 525,875
Raiffeisen Bank International AG 3,558 243,163
Rakuten Bank Ltd.* 400 13,749
Resona Holdings, Inc. 29,700 408,777
Ringkjoebing Landbobank A/S 507 135,944
Royal Bank of Canada 17,391 3,637,376
San ju San Financial Group, Inc.(a) 29,700 356,269
San-In Godo Bank Ltd. (The) 56,100 823,047
Senshu Ikeda Holdings, Inc.(a) 85,800 509,762
Seven Bank Ltd.(a) 6,200 12,406
Shawbrook Group plc*(b) 23,562 104,004
Shizuoka Financial Group, Inc. 9,900 197,720
Skandinaviska Enskilda Banken AB,
Class A(a) 28,908 676,641
Skandinaviska Enskilda Banken AB,
Class C(a) 684 16,275
Societe Generale SA 13,992 1,308,969
SpareBank 1 Nord Norge 37,587 627,124
Sparebank 1 Oestlandet 1,329 27,280
SpareBank 1 SMN 3,103 64,231
SpareBank 1 Sor-Norge ASA 5,104 114,090
Sparebanken Norge 6,138 127,223
St Galler Kantonalbank AG
(Registered) 41 32,940
Standard Chartered plc 40,458 1,191,286
Sumitomo Mitsui Financial Group,
Inc. 82,500 3,530,570
Sumitomo Mitsui Trust Group, Inc. 66,000 685,596
Investments Shares Value
Banks
(continued)
Suruga Bank Ltd.(a) $ 6,200 $ 101,435
Svenska Handelsbanken AB, Class
A(a) 33,924 517,928
Svenska Handelsbanken AB, Class
B(a) 31 756
Swedbank AB, Class A 19,404 774,940
TBC Bank Group plc 16,203 1,049,266
Toho Bank Ltd. (The)(a) 69,300 374,301
Tokyo Kiraboshi Financial Group,
Inc.(a) 92,400 988,269
TOMONY Holdings, Inc.(a) 62,700 392,601
Toronto-Dominion Bank (The) 20,790 2,490,324
Unicaja Banco SA(b) 39,732 152,044
UniCredit SpA 32,934 3,092,384
United Overseas Bank Ltd. 29,700 1,004,035
Valiant Holding AG (Registered) 825 161,115
Walliser Kantonalbank (Registered) 186 37,244
Westpac Banking Corp. 40,029 1,064,691
Yamaguchi Financial Group, Inc. 4,100 76,631
Yamanashi Chuo Bank Ltd. (The)(a) 9,900 400,415
Yokohama Financial Group, Inc. 19,800 228,684
103,514,728
Beverages -
0.7%
Anheuser-Busch InBev SA/NV 11,220 970,770
Asahi Group Holdings Ltd. 23,100 241,772
Budweiser Brewing Co. APAC Ltd.
(a)(b) 1,400 1,175
Carlsberg A/S, Class B 1,122 165,137
Coca-Cola Europacific Partners plc 2,618 286,566
Coca-Cola HBC AG 3,224 217,369
Davide Campari-Milano NV(a) 434 2,944
Diageo plc 24,189 532,068
Fevertree Drinks plc 2,201 25,532
Heineken Holding NV 3,465 290,827
Heineken NV 6,864 620,260
Ito En Ltd.(a) 800 14,993
Kirin Holdings Co. Ltd. 19,800 367,212
Pernod Ricard SA 5,346 417,150
Remy Cointreau SA(a) 1,848 103,079
Royal Unibrew A/S(a) 825 61,893
Sapporo Breweries Ltd.(a) 4,000 50,532
Suntory Beverage & Food Ltd.(a) 1,800 52,002
Takara Holdings, Inc.(a) 6,400 83,987
Treasury Wine Estates Ltd.(a) 36,696 127,063
4,632,331
Biotechnology -
0.5%
Abivax SA* 576 70,447
Argenx SE* 759 650,584
Bavarian Nordic A/S* 2,688 73,605
BioArctic AB, Class B(a)(b) 2,108 71,814
BioGaia AB, Class B 3,846 46,604
BoneSupport Holding AB*(a)(b) 3,520 81,248
CSL Ltd. 5,049 436,391
Genmab A/S* 693 198,244
Genus plc 1,891 55,833

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
GNI Group Ltd.* $ 3,200 $ 49,741
Grifols SA(a) 5,301 60,771
Lakefront Biotherapeutics NV*(a) 12,210 335,190
Mesoblast Ltd.*(a) 22,320 32,137
PeptiDream, Inc.* 3,300 19,631
Pharma Mar SA 217 19,736
Swedish Orphan Biovitrum AB* 2,531 124,852
Telix Pharmaceuticals Ltd.*(a) 4,018 40,101
Vitrolife AB(a) 880 7,942
Zealand Pharma A/S, Class A* 24,750 1,158,118
3,532,989
Broadline Retail -
0.7%
Allegro.eu SA*(b) 3,224 38,743
B&M European Value Retail plc 359,832 1,077,927
Canadian Tire Corp. Ltd., Class A(a) 825 120,323
Dollarama, Inc. 3,333 453,721
Europris ASA(b) 7,750 69,703
Harvey Norman Holdings Ltd.(a) 5,586 19,303
Isetan Mitsukoshi Holdings Ltd. 5,000 112,639
Izumi Co. Ltd.(a) 36,300 228,207
J Front Retailing Co. Ltd.(a) 4,100 76,773
Next plc 1,650 329,631
Pan Pacific International Holdings
Corp. 33,000 186,984
Prosus NV 14,256 655,516
Puuilo OYJ 2,622 51,647
Rakuten Group, Inc.* 16,000 83,766
Ryohin Keikaku Co. Ltd. 6,600 173,140
Seria Co. Ltd. 1,000 24,180
Takashimaya Co. Ltd.(a) 8,600 122,903
Wesfarmers Ltd. 13,134 824,316
4,649,422
Building Products -
0.6%
AGC, Inc. 4,200 160,350
Assa Abloy AB, Class B 12,936 478,795
Belimo Holding AG (Registered) 126 130,820
Bunka Shutter Co. Ltd.(a) 16,500 197,306
Carel Industries SpA(b) 961 29,909
Cie de Saint-Gobain SA 8,844 827,062
Daikin Industries Ltd.(a) 3,600 526,689
dormakaba Holding AG 620 44,524
Fletcher Building Ltd.* 651 1,396
Geberit AG (Registered) 297 195,369
Inrom Construction Industries Ltd.(a) 5,859 46,763
Kingspan Group plc(a) 1,716 158,441
Lindab International AB(a) 3,472 45,165
Munters Group AB(b) 2,720 48,184
Nibe Industrier AB, Class B(a) 16,399 65,562
Nitto Boseki Co. Ltd.(a) 5,000 87,926
Reliance Worldwide Corp. Ltd. 13,860 34,266
ROCKWOOL A/S, Class A 880 29,596
ROCKWOOL A/S, Class B 1,796 57,445
Sanwa Holdings Corp. 3,400 73,499
Investments Shares Value
Building Products
(continued)
Shin Nippon Air Technologies Co.
Ltd.(a) $ 13,200 $ 268,601
Systemair AB 4,018 35,168
Takara Standard Co. Ltd. 16,500 312,953
TOTO Ltd. 3,000 132,077
Volution Group plc 3,838 31,971
4,019,837
Capital Markets -
3.4%
3i Group plc 18,249 703,358
Aberdeen Group plc 62,601 202,694
AJ Bell plc 2,263 17,892
Allfunds Group plc 31 315
Amundi SA(b) 1,056 114,633
Anima Holding SpA(b) 14,850 117,549
Antin Infrastructure Partners SA 31 311
Ashmore Group plc 31 86
ASX Ltd. 754 29,063
Avanza Bank Holding AB(a) 2,464 101,091
Azimut Holding SpA 2,616 110,491
Banca Generali SpA(a) 1,209 90,903
Brederode SA 285 33,774
Bridgepoint Group plc(a)(b) 12,342 53,249
Brookfield Asset Management Ltd.,
Class A 4,488 216,938
Brookfield Corp., Class A 23,116 981,752
Bure Equity AB 968 26,422
Cie Financiere Tradition SA 31 11,342
CVC Capital Partners plc(a)(b) 18,744 312,921
Daiwa Securities Group, Inc. 33,000 374,508
Deutsche Bank AG (Registered) 39,138 1,435,338
Deutsche Boerse AG 2,376 717,051
EFG International AG(a) 1,680 33,390
EQT AB(a) 8,415 285,528
Euronext NV(b) 1,214 221,527
Fairfax India Holdings Corp.*(a)(b) 24,255 448,718
flatexDEGIRO SE 2,128 88,876
Flow Traders Ltd.* 9,273 282,516
Generation Capital Ltd. 755,073 695,116
Georgia Capital plc* 9,207 490,037
Gimv NV(a) 8,613 442,468
GMO Financial Holdings, Inc.(a) 19,800 135,295
Hong Kong Exchanges & Clearing
Ltd. 14,958 779,412
HUB24 Ltd. 1,023 61,224
ICG plc 4,032 102,444
iFAST Corp. Ltd. 10,000 70,805
IG Group Holdings plc 6,942 136,396
IGM Financial, Inc.(a) 2,268 140,912
IntegraFin Holdings plc(b) 9,734 48,272
Integral Corp.(a) 3,100 57,065
Investec plc 14,451 126,214
Japan Exchange Group, Inc. 13,200 181,762
JTC plc(b) 5,294 94,541
Julius Baer Group Ltd. 3,762 329,585
London Stock Exchange Group plc 5,214 589,266

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Macquarie Group Ltd. $ 4,983 $ 885,767
Magellan Financial Group Ltd.(a) 14,586 97,835
Man Group plc 426,195 1,733,274
Monex Group, Inc.(a) 12,300 54,461
Nihon M&A Center Holdings, Inc.(a) 2,900 11,613
Nomura Holdings, Inc. 62,700 598,549
Nordnet AB publ 2,420 92,589
Okasan Securities Group, Inc.(a) 72,600 508,394
Onex Corp.(a) 684 52,337
Partners Group Holding AG 198 164,460
Perpetual Ltd.(a) 32,736 435,931
Pinnacle Investment Management
Group Ltd.(a) 736 8,261
Plus500 Ltd. 2,904 152,805
Quilter plc(b) 53,724 139,682
Rathbones Group plc 23,034 517,047
Ratos AB, Class B(a) 69,861 263,480
SBI Holdings, Inc.(a) 9,900 188,891
Schroders plc 17,556 139,039
Singapore Exchange Ltd. 12,600 240,065
St James's Place plc 9,075 128,661
Swissquote Group Holding SA
(Registered) 1,600 82,823
Tamburi Investment Partners SpA(a) 2,546 27,330
Tel Aviv Stock Exchange Ltd. 2,244 86,473
Tikehau Capital SCA(a) 20,526 375,025
TMX Group Ltd. 3,630 132,588
Tokai Tokyo Financial Holdings, Inc. 92,400 465,409
TP ICAP Group plc 283,701 1,308,015
UBS Group AG (Registered) 38,445 2,021,920
UOB-Kay Hian Holdings Ltd. 29,667 94,977
Van Lanschot Kempen NV, CVA 832 62,270
VIEL & Cie SA 8,646 188,011
Vontobel Holding AG (Registered) 339 36,161
VZ Holding AG 285 54,531
XTB SA(b) 2,360 93,759
22,935,483
Chemicals -
3.0%
ADEKA Corp. 2,300 56,985
Aica Kogyo Co. Ltd.(a) 1,500 34,734
Air Liquide SA 7,514 1,475,914
Air Water, Inc.(a) 900 14,227
Akzo Nobel NV(a) 2,442 170,602
Arkema SA 1,101 74,612
Artience Co. Ltd.(a) 13,200 369,741
Asahi Kasei Corp. 23,100 249,896
BASF SE 9,900 574,078
Borregaard ASA 1,692 28,188
C Uyemura & Co. Ltd. 600 84,334
Chugoku Marine Paints Ltd.(a) 3,200 72,049
Clariant AG (Registered)(a) 83,325 942,369
Croda International plc 3,432 148,027
Daicel Corp. 95,700 871,803
Denka Co. Ltd. 3,300 71,088
Investments Shares Value
Chemicals
(continued)
DIC Corp.(a) $ 29,699 $ 825,174
DSM-Firmenich AG(a) 1,881 202,092
Dyno Nobel Ltd. 14,043 37,283
Elkem ASA(b) 27,970 91,423
EMS-Chemie Holding AG
(Registered)(a) 134 135,400
Evonik Industries AG 3,467 69,966
FUCHS SE 711 28,222
FUCHS SE (Preference) 1,182 54,616
Fujimi, Inc.(a) 3,100 74,373
Fuso Chemical Co. Ltd.(a) 3,300 77,617
Givaudan SA (Registered) 99 395,241
Hexpol AB 5,784 53,778
ICL Group Ltd. 3,776 19,298
Israel Corp. Ltd.(a) 1,040 27,211
Johnson Matthey plc 5,907 158,351
K+S AG (Registered) 5,445 91,215
Kaneka Corp.(a) 19,800 711,047
Kansai Paint Co. Ltd.(a) 3,800 67,587
Kemira OYJ(a) 2,992 58,556
Keppel Infrastructure Trust 153,600 65,206
Kuraray Co. Ltd. 8,000 92,448
LANXESS AG 930 17,698
Lintec Corp. 3,300 128,497
Methanex Corp. 2,772 153,948
Mitsubishi Chemical Group Corp. 23,100 172,352
Mitsubishi Gas Chemical Co., Inc.(a) 3,300 87,067
Mitsui Chemicals, Inc. 9,200 122,407
Nihon Parkerizing Co. Ltd.(a) 42,900 447,523
Nippon Kayaku Co. Ltd. 56,100 677,181
Nippon Paint Holdings Co. Ltd.(a) 19,800 150,466
Nippon Sanso Holdings Corp.(a) 2,800 101,660
Nippon Shokubai Co. Ltd. 49,500 670,881
Nippon Soda Co. Ltd. 19,878 478,770
Nissan Chemical Corp.(a) 2,900 136,654
Nitto Denko Corp. 9,200 192,118
NOF Corp. 3,600 63,047
Novonesis Novozymes B, Class B 4,489 291,586
Nutrien Ltd. 9,669 666,908
Orica Ltd. 4,446 72,820
Osaka Soda Co. Ltd.(a) 3,100 34,422
Resonac Holdings Corp.(a) 3,300 284,456
Shin-Etsu Chemical Co. Ltd. 23,100 841,451
Shin-Etsu Polymer Co. Ltd. 800 10,767
Sika AG (Registered) 1,650 370,870
SK Kaken Co. Ltd. 3,300 181,969
SOL SpA 1,085 71,031
Solvay SA 23,628 722,039
Sumitomo Chemical Co. Ltd.(a) 42,900 140,454
Symrise AG, Class A 1,320 135,319
T Hasegawa Co. Ltd. 900 18,370
Takasago International Corp.(a) 19,800 150,466
Teijin Ltd. 72,600 746,404
Toagosei Co. Ltd. 9,900 111,668
Tokai Carbon Co. Ltd. 13,200 127,461
Tokuyama Corp.(a) 26,400 628,725

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Tokyo Ohka Kogyo Co. Ltd. $ 2,100 $ 117,144
Toray Industries, Inc. 39,600 288,000
Tosoh Corp.(a) 7,200 122,566
UBE Corp.(a) 36,300 725,658
Umicore SA 6,138 152,541
Wacker Chemie AG 896 91,234
Yara International ASA 2,739 129,005
Zeon Corp. 69,300 984,062
20,392,416
Commercial Services & Supplies -
0.9%
ALSOK Co. Ltd. 6,200 45,675
Befesa SA(b) 14,289 574,585
Bilfinger SE 957 90,839
Boyd Group Services, Inc. 198 20,453
Brambles Ltd. 19,239 264,710
Bravida Holding AB(b) 12,045 165,903
Cleanaway Waste Management Ltd. 35,432 58,232
Dai Nippon Printing Co. Ltd. 9,900 181,648
Daiseki Co. Ltd.(a) 1,499 35,775
DO & CO AG 369 85,760
Downer EDI Ltd. 3,616 19,759
Element Fleet Management Corp. 6,204 139,129
Elis SA 4,281 122,054
GFL Environmental, Inc.(a) 2,080 85,833
ISS A/S 2,508 110,948
Loomis AB, Class B 984 54,151
Matsuda Sangyo Co. Ltd.(a) 6,600 223,005
Mitie Group plc 55,275 153,980
Mitsubishi Pencil Co. Ltd.(a) 1,800 31,325
Okamura Corp. 23,100 339,482
Park24 Co. Ltd.(a) 52,800 654,922
Pilot Corp.(a) 9,900 112,756
Prosegur Cia de Seguridad SA 30,620 106,394
RB Global, Inc.(a) 2,277 249,572
Rentokil Initial plc 20,097 93,253
Secom Co. Ltd. 5,500 237,720
Securitas AB, Class B 9,795 157,090
Serco Group plc 45,705 148,602
Societe BIC SA 7,392 577,480
SPIE SA 2,442 130,705
TOPPAN Holdings, Inc. 3,900 110,883
Veridis Environment Ltd.* 31 511
Waste Connections, Inc.(a) 2,772 464,039
5,847,173
Communications Equipment -
0.2%
Nokia OYJ 62,106 568,648
Telefonaktiebolaget LM Ericsson,
Class A 306 3,018
Telefonaktiebolaget LM Ericsson,
Class B 41,415 407,291
VTech Holdings Ltd.(a) 13,200 86,944
1,065,901
Investments Shares Value
Construction & Engineering -
2.1%
Ackermans & van Haaren NV $ 396 $ 122,652
ACS Actividades de Construccion y
Servicios SA 3,249 412,316
AF Gruppen ASA 837 16,715
Ashtrom Group Ltd.(a) 238 4,883
AtkinsRealis Group, Inc.(a) 2,132 132,052
Balfour Beatty plc 12,606 146,319
Bouygues SA 3,597 201,795
Budimex SA 93 17,922
Burkhalter Holding AG 31 5,242
Cadeler A/S* 19,404 109,764
Chiyoda Corp.*(a) 46,200 191,212
Chudenko Corp. 11,400 355,120
COMSYS Holdings Corp. 3,100 102,525
Deme Group NV 272 51,699
Eiffage SA 1,320 187,183
Elco Ltd.(a) 4,158 200,829
Elecnor SA 2,201 86,607
Electra Ltd.(a) 1,520 59,070
EXEO Group, Inc. 3,100 50,971
Ferrovial NV 6,038 394,174
Gold Finance Holdings Ltd.*‡ 89,827 —
Hazama Ando Corp. 49,500 567,202
HOCHTIEF AG 330 168,275
INFRONEER Holdings, Inc.(a) 4,100 66,872
JGC Holdings Corp. 6,800 96,496
Kajima Corp. 6,600 223,129
Keller Group plc 25,905 1,054,216
Kinden Corp.(a) 2,300 102,415
Koninklijke BAM Groep NV 98,274 1,310,471
Koninklijke Heijmans N.V, CVA 1,254 134,829
Kraftia Corp. 2,000 106,654
Kumagai Gumi Co. Ltd.(a) 9,900 88,974
Kvutzat Acro Ltd.*(a) 2,108 28,259
Maire SpA 1,395 20,689
MIRAIT ONE Corp. 3,300 73,617
Monadelphous Group Ltd. 6,233 128,137
Morgan Sindall Group plc 1,387 82,688
Mota-Engil SGPS SA(a) 14,883 79,317
NCC AB, Class B 34,650 616,726
Nippon Densetsu Kogyo Co. Ltd. 3,300 83,731
Nishimatsu Construction Co. Ltd. 9,900 330,342
NRW Holdings Ltd. 26,202 128,821
Obayashi Corp. 10,200 202,687
Okumura Corp. 9,900 360,000
Peab AB, Class B 8,060 79,586
Penta-Ocean Construction Co. Ltd. 9,900 93,762
Per Aarsleff Holding A/S 1,023 113,846
Porr AG 6,237 269,458
Raito Kogyo Co. Ltd. 3,100 73,497
Sacyr SA 9,265 50,101
Shapir Engineering and Industry Ltd. 2,525 37,758
Shikun & Binui Ltd.* 7,872 44,988
Shimizu Corp. 7,800 116,565
SHO-BOND Holdings Co. Ltd. 4,800 39,868
Skanska AB, Class B 5,181 144,840

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Stantec, Inc. $ 1,488 $ 104,935
Sweco AB, Class B 3,524 49,535
Taihei Dengyo Kaisha Ltd.(a) 3,300 50,197
Taikisha Ltd. 3,200 85,112
Taisei Corp.(a) 1,600 131,286
Takamatsu Construction Group Co.
Ltd.(a) 6,600 154,819
Techno Ryowa Ltd.(a) 6,600 233,368
TOA Corp. 16,500 210,984
Toda Corp.(a) 5,200 48,677
Toenec Corp. 6,600 84,974
Tokyu Construction Co. Ltd. 23,100 169,161
Veidekke ASA 3,088 61,277
Ventia Services Group Pty. Ltd. 2,356 9,631
Vinci SA 10,725 1,512,224
Webuild SpA(a) 187,836 485,394
Worley Ltd. 12,352 91,699
WSP Global, Inc. 1,254 153,097
Yokogawa Bridge Holdings Corp.(a) 12,400 230,517
Yurtec Corp. 9,900 148,725
13,983,478
Construction Materials -
0.7%
Amrize Ltd. 4,686 229,826
Breedon Group plc 81,873 364,698
Buzzi SpA(a) 2,382 112,666
Cementir Holding NV(a) 3,596 62,392
Heidelberg Materials AG 1,815 336,208
Holcim AG 5,874 532,475
Imerys SA(a) 9,240 250,256
Inmocemento SA 15,159 66,276
Mitani Sekisan Co. Ltd. 19,800 237,389
RHI Magnesita NV(a) 5,115 194,459
SigmaRoc plc* 51,739 85,781
Sumitomo Osaka Cement Co. Ltd. 9,900 339,171
Taiheiyo Cement Corp.(a) 3,400 86,994
Titan SA(a) 2,100 126,002
Vicat SACA 7,029 529,713
Wienerberger AG 42,933 1,050,171
4,604,477
Consumer Finance -
0.2%
Acom Co. Ltd. 20,500 61,374
AEON Financial Service Co. Ltd. 3,100 30,577
B2 Impact ASA 54,813 140,150
Cembra Money Bank AG 558 61,935
Credit Saison Co. Ltd. 2,100 60,023
Isracard Ltd.(a) 24,618 86,022
Jaccs Co. Ltd. 6,600 155,233
KRUK SA 5,874 667,835
Marui Group Co. Ltd.(a) 3,200 59,639
Muninova Holdings, Inc. 79,200 222,839
Orient Corp.(a) 3,300 18,715
Zip Co. Ltd.*(a) 33,914 60,740
1,625,082
Investments Shares Value
Consumer Staples Distribution & Retail -
1.5%
Aeon Co. Ltd.(a) $ 35,018 $ 299,981
Ain Holdings, Inc.(a) 9,900 365,782
Alimentation Couche-Tard, Inc. 9,372 608,009
Arcs Co. Ltd.(a) 3,200 72,652
Axfood AB 1,496 38,153
Belc Co. Ltd.(a) 4,100 171,493
Carrefour SA 17,424 319,452
Coles Group Ltd. 18,777 317,700
Cosmos Pharmaceutical Corp. 400 16,035
Create SD Holdings Co. Ltd.(a) 13,200 276,062
Dino Polska SA*(b) 6,480 55,376
Empire Co. Ltd., Class A 2,314 84,636
Fuji Co. Ltd.(a) 6,400 81,555
George Weston Ltd. 2,574 192,236
H2O Retailing Corp.(a) 36,300 652,819
Heiwado Co. Ltd. 13,200 220,767
J Sainsbury plc 25,641 124,016
Jeronimo Martins SGPS SA 4,413 88,143
Kato Sangyo Co. Ltd.(a) 9,900 396,062
Kesko OYJ, Class A 2,248 54,703
Kesko OYJ, Class B 4,715 117,068
Kobe Bussan Co. Ltd.(a) 1,900 32,827
Koninklijke Ahold Delhaize NV 19,635 776,228
Kusuri no Aoki Holdings Co. Ltd.(a) 1,800 45,445
Life Corp.(a) 16,500 267,772
Loblaw Cos. Ltd. 7,920 371,540
Marks & Spencer Group plc 59,202 322,748
MatsukiyoCocokara & Co.(a) 6,800 108,240
Metcash Ltd. 413,160 882,156
Metro, Inc., Class A 2,904 192,889
North West Co., Inc. (The)(a) 2,077 75,286
Olam Group Ltd. 55,800 60,851
Seven & i Holdings Co. Ltd. 49,500 655,648
Sheng Siong Group Ltd. 17,900 46,570
Shufersal Ltd. 4,983 71,129
Sugi Holdings Co. Ltd. 2,400 42,544
Sundrug Co. Ltd.(a) 1,600 37,984
Tesco plc 88,902 585,637
Tsuruha Holdings, Inc.(a) 7,345 111,818
United Super Markets Holdings, Inc.
(a) 2,000 10,325
Valor Holdings Co. Ltd. 13,200 270,674
Woolworths Group Ltd. 15,180 424,015
9,945,026
Containers & Packaging -
0.4%
Billerud AB 3,437 27,363
CCL Industries, Inc., Class B 2,223 147,291
FP Corp. 19,800 313,741
Fuji Seal International, Inc.(a) 13,200 250,777
Huhtamaki OYJ 896 31,855
Mayr Melnhof Karton AG 2,079 198,775
Metsa Board OYJ, Class B* 1,152 3,894
Orora Ltd.(a) 313,302 321,270
Rengo Co. Ltd.(a) 92,400 865,824
Toyo Seikan Group Holdings Ltd. 3,100 79,279

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
Verallia SA(a)(b) $ 1,881 $ 39,431
Vidrala SA(a) 561 56,542
Winpak Ltd. 1,716 53,785
2,389,827
Distributors -
0.3%
D'ieteren Group 119 24,562
Happinet Corp.(a) 13,200 274,819
Inchcape plc 121,803 1,374,439
Inter Cars SA 594 148,365
1,822,185
Diversified Consumer Services -
0.1%
AcadeMedia AB(a)(b) 22,143 231,643
Pearson plc 10,824 183,099
414,742
Diversified REITs -
0.5%
British Land Co. plc (The), REIT 16,000 95,172
CapitaLand Integrated Commercial
Trust, REIT 42,116 81,686
Centuria Capital Group, REIT 9,083 9,346
Charter Hall Group, REIT 4,836 79,242
Charter Hall Long Wale REIT,
REIT(a) 17,531 46,912
Covivio SA, REIT 1,344 81,801
Daiwa House REIT Investment Corp.,
REIT 64 49,641
GPT Group (The), REIT 43,131 155,706
Growthpoint Properties Australia Ltd.,
REIT(a) 150,249 235,326
H&R REIT, REIT(a) 37,488 294,485
Heiwa Real Estate REIT, Inc., REIT 31 26,167
ICADE, REIT(a) 9,174 204,242
KDX Realty Investment Corp.,
REIT(a) 68 66,665
Land Securities Group plc, REIT 10,496 99,652
Mapletree Pan Asia Commercial
Trust, REIT 65,100 67,443
Merlin Properties Socimi SA, REIT 4,522 78,354
Mirvac Group, REIT 150,579 189,309
Nomura Real Estate Master Fund,
Inc., REIT 6 5,754
NTT UD REIT Investment Corp.,
REIT 32 27,594
OUE REIT, REIT 151,900 42,004
Reit 1 Ltd., REIT 83,259 589,201
Sekisui House REIT, Inc., REIT 96 45,701
Sella Capital Real Estate Ltd., REIT 85,239 245,516
Shaftesbury Capital plc, REIT(a) 32,397 62,694
Sirius Real Estate Ltd., REIT 58,680 78,140
Star Asia Investment Corp., REIT(a) 1,155 388,808
Stockland, REIT(a) 38,263 114,752
Investments Shares Value
Diversified REITs
(continued)
Stoneweg Europe Stapled Trust,
REIT $ 89,100 $ 162,997
3,624,310
Diversified Telecommunication Services -
1.5%
BCE, Inc.(a) 8,531 184,929
Bezeq The Israeli Telecommunication
Corp. Ltd. 39,321 94,022
BT Group plc 94,677 256,479
Cellnex Telecom SA(b) 4,554 140,788
Chorus Ltd.(a) 31 172
Cogeco Communications, Inc.(a) 4,752 200,195
Cyfrowy Polsat SA* 71,511 326,092
Deutsche Telekom AG (Registered) 75,537 2,325,687
Elisa OYJ(a) 1,054 42,420
Helios Towers plc* 48,489 127,767
HKT Trust & HKT Ltd. 53,400 90,367
Infrastrutture Wireless Italiane
SpA(a)(b) 5,179 38,285
Koninklijke KPN NV 60,225 284,859
NOS SGPS SA 79,299 440,677
NTT, Inc. 501,600 480,099
Orange Polska SA 22,374 91,148
Orange SA 48,213 919,162
PCCW Ltd. 77,035 57,764
Proximus SADP(a) 42,075 311,030
Quebecor, Inc., Class B 3,465 160,227
RAI Way SpA(b) 8,120 43,349
Singapore Telecommunications Ltd. 108,900 376,629
Spark New Zealand Ltd. 1,486 1,677
Sunrise Communications AG, Class
A(a) 24,222 1,277,789
Swisscom AG (Registered) 363 279,075
Telecom Italia SpA* 21,411 181,137
Telefonica SA 80,322 331,214
Telekom Austria AG, Class A 4,091 47,728
Telenor ASA 3,980 56,149
Telia Co. AB 24,024 111,256
Telstra Group Ltd. 62,766 221,300
TELUS Corp. 17,919 170,907
United Internet AG (Registered) 1,720 46,782
Zegona Communications plc 1,023 20,127
9,737,288
Electric Utilities -
1.6%
Acciona SA(a) 561 154,006
BKW AG 384 63,553
Chubu Electric Power Co., Inc. 16,500 288,808
Chugoku Electric Power Co., Inc.
(The)(a) 132,000 779,772
CK Infrastructure Holdings Ltd. 11,000 87,814
CLP Holdings Ltd. 21,500 214,134
Contact Energy Ltd. 15,565 83,236
EDP SA 54,219 278,846
Elia Group SA/NV 465 66,715
Emera, Inc.(a) 3,267 174,453
Endesa SA 5,214 254,116

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Enea SA $ 17,325 $ 90,758
Enel SpA 158,862 1,791,048
EVN AG 1,705 57,478
Fortis, Inc.(a) 6,187 351,943
Fortum OYJ 4,665 105,870
Genesis Energy Ltd. 1,960 2,949
HK Electric Investments & HK
Electric Investments Ltd.(b) 15,500 12,769
Hokkaido Electric Power Co., Inc.(a) 62,700 404,021
Hokuriku Electric Power Co.(a) 66,000 398,549
Hydro One Ltd.(b) 3,729 155,237
Iberdrola SA 77,351 1,837,771
Kansai Electric Power Co., Inc. (The)
(a) 23,100 354,062
Kyushu Electric Power Co., Inc. 13,200 147,482
Mercury NZ Ltd. 12,261 48,275
Naturenergie Holding AG 2,673 103,081
Origin Energy Ltd.(a) 26,730 202,006
PGE Polska Grupa Energetyczna
SA* 25,070 67,708
Power Assets Holdings Ltd. 20,000 150,607
Redeia Corp. SA(a) 1,436 25,312
Romande Energie Holding SA
(Registered) 186 11,403
Shikoku Electric Power Co., Inc. 56,100 586,985
SSE plc 17,160 541,763
Tauron Polska Energia SA 43,428 104,550
Terna - Rete Elettrica Nazionale(a) 17,240 197,799
Tohoku Electric Power Co., Inc. 3,300 24,466
Tokyo Electric Power Co. Holdings,
Inc.*(a) 39,600 129,326
Verbund AG 495 33,915
10,382,586
Electrical Equipment -
1.6%
ABB Ltd. (Registered) 18,975 1,865,017
Accelleron Industries AG 1,334 120,119
Daihen Corp. 1,200 103,928
Fuji Electric Co. Ltd. 1,500 134,574
Fujikura Ltd. 19,800 518,798
Furukawa Electric Co. Ltd.(a) 12,000 237,023
Hammond Power Solutions, Inc.,
Class A 160 28,592
Huber + Suhner AG (Registered) 396 92,704
Kempower OYJ*(a) 1,457 17,250
Legrand SA 3,300 498,901
Mabuchi Motor Co. Ltd.(a) 6,400 66,924
Mitsubishi Electric Corp. 26,400 980,228
Nexans SA 760 115,248
Nidec Corp.* 19,832 322,718
Nitto Kogyo Corp.(a) 3,300 90,155
NKT A/S* 448 60,958
Nordex SE* 800 35,382
Prysmian SpA 3,168 438,122
Rosebank Industries plc* 20,512 92,750
Investments Shares Value
Electrical Equipment
(continued)
Schneider Electric SE $ 6,699 $ 2,232,102
Siemens Energy AG 10,098 1,712,995
Signify NV(b) 39,897 677,536
Time Interconnect Technology Ltd.(a) 30,000 50,462
TKH Group NV, CVA 2,475 121,194
Vestas Wind Systems A/S 12,936 347,555
10,961,235
Electronic Equipment, Instruments & Components -
1.3%
Ai Holdings Corp. 3,100 57,434
Alps Alpine Co. Ltd. 3,100 43,105
ALSO Holding AG (Registered) 31 7,387
Amano Corp. 800 19,464
Anritsu Corp.(a) 3,300 73,865
AT&S Austria Technologie &
Systemtechnik AG* 1,023 153,953
Azbil Corp.(a) 8,400 87,864
Canon Marketing Japan, Inc.(a) 3,000 67,866
Celestica, Inc.* 1,254 414,651
Citizen Watch Co. Ltd. 6,600 88,415
Codan Ltd. 3,564 100,327
Comet Holding AG (Registered) 192 77,460
Daiwabo Holdings Co. Ltd.(a) 33,000 741,140
FIH Mobile Ltd.(a) 33,000 81,221
FIT Hon Teng Ltd.*(a)(b) 96,000 57,539
Halma plc 5,247 249,259
Hamamatsu Photonics KK(a) 5,400 78,783
Hexagon AB, Class B 21,450 210,498
Hirose Electric Co. Ltd. 582 100,061
Horiba Ltd. 800 129,000
Hosiden Corp.(a) 16,500 297,202
Ibiden Co. Ltd.(a) 3,300 345,078
Inficon Holding AG (Registered) 561 112,748
Jenoptik AG 3,036 130,222
Jeol Ltd.(a) 3,300 170,425
Kaga Electronics Co. Ltd. 13,400 395,120
Keyence Corp. 2,300 1,172,209
Kitron ASA 7,953 72,870
Kyocera Corp. 13,200 305,990
Lagercrantz Group AB, Class B 2,640 61,987
Landis+Gyr Group AG 1,073 60,543
Macnica Holdings, Inc.(a) 4,800 99,331
Meiko Electronics Co. Ltd.(a) 600 77,927
Murata Manufacturing Co. Ltd. 23,100 1,075,896
Mycronic AB 1,848 60,786
NCAB Group AB 284 2,048
Next Vision Stabilized Systems Ltd. 66 5,119
Nohmi Bosai Ltd. 2,500 69,870
Oki Electric Industry Co. Ltd. 6,600 113,990
Omron Corp.(a) 2,800 95,488
Oxford Instruments plc 1,403 51,583
Renishaw plc 1,333 88,761
Rigaku Holdings Corp. 3,100 40,418
Riken Keiki Co. Ltd. 2,400 52,680
Softwareone Holding AG 11,649 126,562
Taiyo Yuden Co. Ltd.(a) 2,300 147,700

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
TDK Corp. $ 23,100 $ 436,394
Vaisala OYJ, Class A 31 1,962
Venture Corp. Ltd. 3,100 38,611
VSTECS Holdings Ltd. 198,000 237,350
Vusion(a) 246 36,766
Yokogawa Electric Corp. 3,300 119,834
8,942,762
Energy Equipment & Services -
0.2%
Aker Solutions ASA 22,440 99,468
BW Offshore Ltd. 17,424 85,704
CES Energy Solutions Corp. 11,979 139,528
DOF Group ASA 8,943 117,396
Enerflex Ltd.(a) 448 9,970
Lapidoth Capital Ltd.(a) 986 25,930
Odfjell Drilling Ltd. 8,288 79,523
Saipem SpA(a) 17,440 84,035
SBM Offshore NV 4,521 168,221
Subsea 7 SA 3,720 124,886
Technip Energies NV 3,234 111,254
Tecnicas Reunidas SA* 2,640 85,899
Tenaris SA 6,534 187,491
TGS ASA 7,425 99,739
Vallourec SACA 4,686 112,197
1,531,241
Entertainment -
0.5%
Anycolor, Inc. 13,200 217,036
Banijay Group NV(a) 14,025 140,710
Capcom Co. Ltd. 4,000 99,582
CD Projekt SA 745 49,734
CTS Eventim AG & Co. KGaA 502 33,788
Daiichikosho Co. Ltd. 19,800 225,140
DeNA Co. Ltd.(a) 23,100 358,560
Embracer Group AB, Class B*(a) 62,698 442,566
EVT Ltd.(a) 6,232 56,289
Koei Tecmo Holdings Co. Ltd. 2,492 25,190
Konami Group Corp. 1,000 129,628
Modern Times Group MTG AB, Class
B* 34,320 469,831
Nexon Co. Ltd. 3,100 48,693
Nintendo Co. Ltd. 14,700 708,942
Paradox Interactive AB 952 13,961
Square Enix Holdings Co. Ltd. 4,500 78,130
Toei Animation Co. Ltd. 1,000 18,452
Toho Co. Ltd.(a) 6,000 57,353
Universal Music Group NV(a) 8,877 147,431
Vivendi SE 6,262 11,499
3,332,515
Financial Services -
1.5%
Adyen NV*(b) 297 299,648
AMP Ltd. 65,142 98,368
Banca IFIS SpA(a) 7,722 131,047
Investments Shares Value
Financial Services
(continued)
Banca Mediolanum SpA $ 4,444 $ 118,469
Challenger Ltd. 2,852 19,650
Edenred SE 7,590 249,056
EXOR NV 1,452 115,773
Financial Partners Group Co. Ltd.(a) 16,500 177,409
Fuyo General Lease Co. Ltd. 3,000 85,596
Groupe Bruxelles Lambert NV 510 45,857
HAL Trust 606 114,904
Helia Group Ltd. 96,327 339,629
Industrivarden AB, Class A 2,574 148,126
Industrivarden AB, Class C 4,766 272,072
Infratil Ltd.(a) 11,814 102,610
Investor AB, Class A 13,959 591,136
Investor AB, Class B 38,874 1,674,760
Japan Investment Adviser Co. Ltd.(a) 6,600 88,953
Japan Securities Finance Co. Ltd. 3,300 49,492
Kinnevik AB, Class B* 31 171
L E Lundbergforetagen AB, Class B 1,178 70,569
M&G plc 47,586 228,939
Mitsubishi HC Capital, Inc. 13,600 125,814
ORIX Corp. 24,600 990,334
OSB Group plc 127,116 951,984
Paragon Banking Group plc 70,356 792,485
Peugeot Invest SA 896 58,349
Pluxee NV(a) 33,462 545,926
Poste Italiane SpA(a) 9,201 277,465
Ricoh Leasing Co. Ltd.(a) 4,600 194,140
Sofina SA(a) 326 92,195
Sony Financial Group, Inc.(a) 33,000 32,394
Tokyo Century Corp. 2,400 39,537
Washington H Soul Pattinson & Co.
Ltd.(a) 4,156 134,944
Wendel SE(a) 8,580 827,744
Wise Group plc, Class A* 8,608 102,590
Zenkoku Hosho Co. Ltd. 1,200 23,589
10,211,724
Food Products -
1.8%
a2 Milk Co. Ltd. (The)(a) 7,139 34,611
AAK AB(a) 2,771 59,661
Ajinomoto Co., Inc. 13,200 411,606
Ariake Japan Co. Ltd.(a) 800 26,981
Aryzta AG*(a) 1,551 101,604
Associated British Foods plc(a) 2,937 82,488
Austevoll Seafood ASA 3,432 30,759
Bakkafrost P/F 820 39,132
Barry Callebaut AG (Registered)(a) 62 86,365
Bell Food Group AG (Registered) 297 66,738
Bumitama Agri Ltd. 58,200 74,348
Calbee, Inc. 600 10,943
Chocoladefabriken Lindt & Spruengli
AG 19 218,874
Chocoladefabriken Lindt & Spruengli
AG (Registered) 2 235,091
Cranswick plc 1,386 99,789
Danone SA 8,283 643,466

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Ebro Foods SA $ 3,286 $ 69,187
Elders Ltd.(a) 56,298 222,615
Emmi AG (Registered) 41 43,987
First Pacific Co. Ltd. 62,000 44,277
First Resources Ltd. 42,900 113,282
Fraser and Neave Ltd. 24,800 28,011
Fuji Oil Co. Ltd.(a) 16,500 410,777
Glanbia plc 5,242 138,597
Golden Agri-Resources Ltd. 213,400 47,374
GrainCorp Ltd., Class A 3,348 13,145
Greencore Group plc 7,347 25,746
House Foods Group, Inc. 2,400 58,378
Itoham Yonekyu Holdings, Inc. 1,240 38,199
Kagome Co. Ltd. 900 14,753
Kerry Group plc, Class A 2,574 245,213
Kikkoman Corp.(a) 11,800 122,094
Kotobuki Spirits Co. Ltd.(a) 2,500 39,928
KWS Saat SE & Co. KGaA 186 15,387
Leroy Seafood Group ASA 5,456 23,874
Lotus Bakeries NV(a) 6 76,903
Magnum Ice Cream Co. NV (The)*(a) 6,369 118,682
Maple Leaf Foods, Inc. 3,893 79,367
Megmilk Snow Brand Co. Ltd. 16,500 390,155
MEIJI Holdings Co. Ltd. 3,400 80,908
Morinaga & Co. Ltd. 2,200 36,490
Morinaga Milk Industry Co. Ltd.(a) 13,200 98,736
Mowi ASA 7,128 152,267
Nestle SA (Registered) 30,657 3,069,679
Neto Malinda Trading Ltd.(a) 2,805 129,251
Nichirei Corp. 3,200 44,284
Nippn Corp.(a) 29,700 523,959
Nisshin Oillio Group Ltd. (The)(a) 29,700 355,523
Nisshin Seifun Group, Inc.(a) 2,690 34,000
Nissin Foods Holdings Co. Ltd.(a) 4,100 74,301
Nissui Corp. 8,200 64,992
Orkla ASA 9,132 101,486
Premier Foods plc 3,720 9,727
Premium Brands Holdings Corp.,
Class A(a) 1,881 124,309
Prima Meat Packers Ltd. 6,600 102,881
Sakata Seed Corp. 1,400 37,940
Salmar ASA 66 3,587
Saputo, Inc. 1,091 30,665
Schouw & Co. A/S 3,927 375,367
Societe LDC SADIR 2,244 294,329
Strauss Group Ltd. 952 36,001
Suedzucker AG 7,656 99,713
Tate & Lyle plc 142,890 1,065,310
Toyo Suisan Kaisha Ltd.(a) 1,800 117,174
Umios Corp. 49,500 407,565
Viscofan SA 74 4,887
WH Group Ltd.(b) 148,500 160,022
Wilmar International Ltd. 21,700 66,429
Yakult Honsha Co. Ltd.(a) 100 1,770
Investments Shares Value
Food Products
(continued)
Yamazaki Baking Co. Ltd. $ 2,900 $ 61,178
12,367,117
Gas Utilities -
0.4%
AltaGas Ltd.(a) 4,884 194,197
APA Group 9,415 67,383
Brookfield Infrastructure Corp., Class
A 1,395 58,928
Enagas SA 3,782 73,625
Hong Kong & China Gas Co. Ltd.(a) 66,000 59,169
Italgas SpA 8,939 92,008
K&O Energy Group, Inc.(a) 13,200 151,130
Naturgy Energy Group SA 2,234 74,437
Nippon Gas Co. Ltd. 1,900 34,020
Osaka Gas Co. Ltd. 8,100 280,556
Rubis SCA 28,644 1,103,379
Snam SpA 32,340 219,085
Tokyo Gas Co. Ltd. 6,600 257,782
2,665,699
Ground Transportation -
1.0%
Aurizon Holdings Ltd. 15,097 44,428
Ayvens SA(b) 6,498 86,949
Canadian National Railway Co. 7,623 968,599
Canadian Pacific Kansas City Ltd. 10,362 919,754
Central Japan Railway Co. 19,800 495,917
ComfortDelGro Corp. Ltd. 12,400 12,943
East Japan Railway Co. 23,100 533,306
Hankyu Hanshin Holdings, Inc.(a) 6,600 195,440
Jungfraubahn Holding AG
(Registered) 191 61,499
Keikyu Corp. 3,100 30,314
Keio Corp. 15,500 78,831
Keisei Electric Railway Co. Ltd.(a) 8,700 69,911
Kintetsu Group Holdings Co. Ltd.(a) 3,200 69,617
Kyushu Railway Co. 3,200 72,270
MTR Corp. Ltd.(a) 33,264 140,495
Nagoya Railroad Co. Ltd.(a) 3,100 36,894
NANKAI Co. Ltd.(a) 3,000 56,364
Nishi-Nippon Railroad Co. Ltd. 23,100 452,933
Odakyu Electric Railway Co. Ltd.(a) 1,400 15,523
Seibu Holdings, Inc. 3,900 87,246
Seino Holdings Co. Ltd.(a) 3,100 51,282
Sixt SE 5,544 455,755
Sixt SE (Preference) 5,346 367,820
Sotetsu Holdings, Inc.(a) 29,700 491,130
Stef SA(a) 1,122 174,790
TFI International, Inc. 1,188 160,384
Tobu Railway Co. Ltd. 500 9,722
Tokyo Metro Co. Ltd.(a) 3,100 28,377
Tokyu Corp.(a) 6,600 72,415
West Japan Railway Co.(a) 6,600 124,394
6,365,302
Health Care Equipment & Supplies -
0.8%
Alcon AG 5,808 397,561
Ambu A/S, Class B(a) 3,468 38,621

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies
(continued)
Ansell Ltd.(a) $ 2,720 $ 62,642
Asahi Intecc Co. Ltd.(a) 3,200 72,210
BioMerieux 800 63,602
Carl Zeiss Meditec AG 715 25,091
Cochlear Ltd.(a) 33 2,780
Coloplast A/S, Class B(a) 462 30,536
Convatec Group plc(b) 26,387 79,543
Demant A/S*(a) 1,879 81,271
DiaSorin SpA(a) 293 24,225
Draegerwerk AG & Co. KGaA 1,716 164,265
Draegerwerk AG & Co. KGaA
(Preference) 3,729 469,370
Elekta AB, Class B(a) 148,236 751,746
EssilorLuxottica SA 4,059 766,127
Fisher & Paykel Healthcare Corp.
Ltd. 6,501 155,448
Getinge AB, Class B 2,980 74,156
Hoya Corp. 3,900 604,381
Koninklijke Philips NV 10,540 275,763
Medacta Group SA(b) 336 54,820
Nakanishi, Inc. 3,300 62,902
Nihon Kohden Corp.(a) 4,600 45,949
Nipro Corp.(a) 4,100 41,843
Olympus Corp. 13,200 150,881
PHC Holdings Corp.(a) 16,500 113,990
Siemens Healthineers AG(b) 6,534 277,102
Smith & Nephew plc 10,890 169,781
Sonova Holding AG (Registered) 384 104,419
Straumann Holding AG (Registered) 1,320 162,958
Sysmex Corp.(a) 3,200 32,136
Terumo Corp. 16,500 240,829
Vimian Group AB*(a) 10,168 36,238
Ypsomed Holding AG (Registered)(a) 59 28,091
5,661,277
Health Care Providers & Services -
0.4%
Amplifon SpA(a) 2,112 29,524
As One Corp. 1,600 24,167
Asker Healthcare Group AB 3,776 32,060
Chartwell Retirement Residences 5,347 86,102
Clariane SE*(a) 38,907 178,610
EBOS Group Ltd.(a) 2,276 29,478
Fagron 3,264 87,125
Fresenius Medical Care AG 4,125 210,961
Fresenius SE & Co. KGaA 10,725 549,361
Galenica AG(b) 842 89,451
Medicover AB, Class B 2,077 49,095
Medipal Holdings Corp. 3,400 61,562
Mediterranean Towers Ltd. 19,206 95,147
Neuca SA 352 72,405
NMC Health plc*‡ 2,074 —
Raffles Medical Group Ltd. 6,200 4,250
Ramsay Health Care Ltd.(a) 4,554 141,822
Ship Healthcare Holdings, Inc. 1,900 30,560
Sigma Healthcare Ltd. 33,495 69,164
Investments Shares Value
Health Care Providers & Services
(continued)
Sonic Healthcare Ltd.(a) $ 4,829 $ 74,142
Summerset Group Holdings Ltd.(a) 101,013 494,471
Suzuken Co. Ltd. 1,880 60,110
Terveystalo OYJ(a)(b) 29,007 252,641
2,722,208
Health Care REITs -
0.1%
Aedifica SA, REIT 2,437 196,973
Parkway Life REIT, REIT 19,000 62,455
Primary Health Properties plc, REIT 44,558 56,636
Vital Healthcare Property Trust, REIT 17,666 19,621
335,685
Health Care Technology -
0.0%(d)
M3, Inc.(a) 3,100 34,684
Pro Medicus Ltd.(a) 1,353 154,145
Sectra AB, Class B 2,624 73,494
262,323
Hotel & Resort REITs -
0.0%(d)
CapitaLand Ascott Trust, REIT 3,100 2,185
Far East Hospitality Trust, REIT 3,100 1,389
Hoshino Resorts REIT, Inc., REIT 24 36,778
Invincible Investment Corp., REIT(a) 62 23,830
Japan Hotel REIT Investment Corp.,
REIT 31 15,848
80,030
Hotels, Restaurants & Leisure -
1.5%
Accor SA 2,772 143,201
Amadeus IT Group SA 3,828 234,926
Aristocrat Leisure Ltd. 8,547 384,731
Basic-Fit NV*(b) 1,209 48,157
Betsson AB, Class B 49,985 482,560
Cirsa Enterprises SA 6,468 98,827
Colowide Co. Ltd.(a) 3,500 45,227
Compass Group plc 23,991 760,755
Create Restaurants Holdings, Inc.(a) 8,800 43,054
Delivery Hero SE, Class A*(b) 2,560 110,276
Domino's Pizza Enterprises Ltd.(a) 700 9,130
Entain plc 7,424 54,090
Evolution AB(b) 3,729 284,639
FDJ UNITED 29 732
Flight Centre Travel Group Ltd.(a) 66,528 616,782
Food & Life Cos. Ltd.(a) 4,400 153,617
Fuji Kyuko Co. Ltd.(a) 1,000 17,240
Galaxy Entertainment Group Ltd.(a) 35,000 152,647
Genting Singapore Ltd. 3,100 1,533
Greggs plc(a) 33,792 854,941
HBX Group International plc(a) 15,708 139,522
Heiwa Corp.(a) 18,950 254,690
Ichibanya Co. Ltd.(a) 5,000 29,330
InterContinental Hotels Group plc 1,716 275,761
KOMEDA Holdings Co. Ltd.(a) 1,200 21,780
Kyoritsu Maintenance Co. Ltd.(a) 2,200 47,972
Lottery Corp. Ltd. (The) 28,013 109,983
Lottomatica Group Spa 3,696 99,847

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
McDonald's Holdings Co. Japan Ltd.
(a) $ 1,100 $ 55,820
Melia Hotels International SA(a) 8,481 101,189
MGM China Holdings Ltd. 37,200 53,891
Mitchells & Butlers plc* 81,840 303,976
Monogatari Corp. (The)(a) 1,500 51,625
MOS Food Services, Inc.(a) 2,100 50,843
NagaCorp Ltd. 528,000 233,646
Ohsho Food Service Corp. 2,112 40,058
Oriental Land Co. Ltd.(a) 11,500 228,736
Restaurant Brands International, Inc. 3,894 287,793
Round One Corp. 6,400 48,877
Royal Holdings Co. Ltd.(a) 3,200 26,729
Sands China Ltd. 12,000 22,526
Scandic Hotels Group AB(b) 1,824 16,185
Shangri-La Asia Ltd. 330,000 174,225
SJM Holdings Ltd.*(a) 21,000 4,258
SkiStar AB 2,828 49,386
Skylark Holdings Co. Ltd.(a) 3,700 72,989
Sodexo SA(a) 448 29,432
SSP Group plc 227,172 609,293
Tabcorp Holdings Ltd. 65,100 40,922
Toridoll Holdings Corp.(a) 1,100 30,017
TUI AG 175,197 1,514,216
Whitbread plc 825 27,867
Wynn Macau Ltd. 61,200 44,330
Yoshinoya Holdings Co. Ltd.(a) 3,400 82,061
Zensho Holdings Co. Ltd. 1,800 112,754
9,789,594
Household Durables -
1.7%
Archicom SA 2,473 34,088
Azorim-Investment Development &
Construction Co. Ltd.(a) 5,535 26,065
Barratt Redrow plc 2,871 11,332
Bellway plc 45,309 1,212,175
Berkeley Group Holdings plc* 34,419 1,621,178
Breville Group Ltd.(a) 2,420 55,852
Cairn Homes plc 247,566 694,643
De' Longhi SpA 1,012 47,133
Dom Development SA 2,376 163,122
Electrolux AB, Class B*(a) 192,456 560,220
Glenveagh Properties plc*(b) 130,977 359,409
Haseko Corp. 3,500 61,108
Iida Group Holdings Co. Ltd.(a) 3,400 48,878
JVCKenwood Corp.(a) 42,900 305,534
Man Wah Holdings Ltd.(a) 382,800 153,772
Nikon Corp.(a) 3,100 37,167
Open House Group Co. Ltd.(a) 1,800 96,192
Panasonic Holdings Corp. 29,700 799,088
Persimmon plc 2,666 39,717
Rinnai Corp. 1,800 40,471
Sangetsu Corp.(a) 16,456 319,870
SEB SA 8,811 590,509
Sekisui House Ltd.(a) 13,200 289,161
Investments Shares Value
Household Durables
(continued)
Sharp Corp.*(a) $ 3,300 $ 12,817
Sony Group Corp. 72,600 1,726,715
Sumitomo Forestry Co. Ltd.(a) 9,600 81,244
Tamron Co. Ltd.(a) 12,800 115,600
Taylor Wimpey plc(a) 1,351,482 1,418,630
Token Corp.(a) 2,400 201,526
Vistry Group plc*(a) 90,420 355,070
11,478,286
Household Products -
0.2%
Essity AB, Class A 1,020 29,723
Essity AB, Class B(a) 16,401 476,557
Henkel AG & Co. KGaA 2,937 240,259
Henkel AG & Co. KGaA (Preference) 2,343 203,852
Lion Corp. 9,900 106,197
Pigeon Corp.(a) 3,100 39,338
Reckitt Benckiser Group plc 7,128 502,647
Unicharm Corp.(a) 3,300 20,860
1,619,433
Independent Power and Renewable Electricity Producers
-
0.4%
Boralex, Inc., Class A 1,023 27,040
Brookfield Renewable Corp.(a) 1,209 40,316
Capital Power Corp. 1,280 60,102
Drax Group plc 128,073 1,271,113
EDP Renewables SA(a) 62 959
Electric Power Development Co. Ltd. 3,100 73,983
Energix-Renewable Energies Ltd.(a) 8,525 61,805
Enlight Renewable Energy Ltd.* 1,472 124,984
ERG SpA(a) 1,209 30,630
Grenergy Renovables SA* 155 16,443
Meridian Energy Ltd. 22,646 75,855
Orsted A/S*(b) 5,610 125,209
OY Nofar Energy Ltd.*(a) 1,188 69,833
RWE AG 9,372 616,569
Scatec ASA*(b) 7,254 70,060
Solaria Energia y Medio Ambiente
SA* 33 639
TransAlta Corp. 6,634 83,040
2,748,580
Industrial Conglomerates -
1.1%
Aker ASA, Class A 264 35,463
Bonheur ASA 5,742 135,919
CK Hutchison Holdings Ltd. 49,856 467,940
CTF Services Ltd. 43,636 45,630
Hikari Tsushin, Inc.(a) 100 24,607
Hitachi Ltd. 56,100 1,855,730
Investment AB Latour, Class B(a) 2,024 42,559
Italmobiliare SpA 1,024 30,868
Jardine Matheson Holdings Ltd. 3,300 219,153
Keppel Ltd. 19,000 169,754
Lifco AB, Class B(a) 3,729 126,645
Metlen Energy & Metals plc(a) 3,036 161,450
Nisshinbo Holdings, Inc.(a) 9,900 135,513
Nolato AB, Class B 11,029 56,417

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Industrial Conglomerates
(continued)
Sekisui Chemical Co. Ltd. $ 6,600 $ 110,466
Siemens AG (Registered) 8,844 2,876,095
Smiths Group plc 2,752 97,847
Storskogen Group AB, Class B(a) 465,498 521,367
Swire Pacific Ltd., Class A 10,500 133,232
TOKAI Holdings Corp. 52,800 385,326
7,631,981
Industrial REITs -
0.3%
ARGAN SA, REIT 7,458 650,425
CapitaLand Ascendas REIT, REIT 35,054 70,173
Centuria Industrial REIT, REIT(a) 31 65
Dream Industrial REIT, REIT(a) 31 318
Frasers Logistics & Commercial
Trust, REIT(b) 3,100 2,391
GLP J-REIT, REIT 38 34,605
Goodman Group, REIT 22,902 478,857
Goodman New Zealand Ltd. &
Goodman Property Services NZ
Ltd., REIT 19,085 22,431
Granite REIT, REIT(a) 1,302 89,293
Industrial & Infrastructure Fund
Investment Corp., REIT(a) 68 60,345
LondonMetric Property plc, REIT 4,750 12,542
Mapletree Industrial Trust, REIT 46,589 70,040
Mapletree Logistics Trust, REIT 43,400 41,919
Mitsui Fudosan Logistics Park, Inc.,
REIT(a) 79 53,634
Montea NV, REIT 1,088 85,122
Nippon Prologis REIT, Inc., REIT(a) 21 11,949
Property for Industry Ltd., REIT 26,697 37,025
Segro plc, REIT 17,160 222,848
Tritax Big Box REIT plc, REIT 50,424 115,427
Warehouses De Pauw CVA, REIT 2,883 74,036
2,133,445
Insurance -
5.1%
Admiral Group plc 3,201 162,488
Aegon Ltd. 29,305 277,760
Ageas SA/NV 3,234 267,531
AIA Group Ltd. 125,400 1,267,337
Allianz SE (Registered) 8,217 4,088,885
Alm Brand A/S 27,040 70,880
ASR Nederland NV 2,718 221,656
AUB Group Ltd.(a) 2,926 57,254
Aviva plc 56,991 531,808
AXA SA 35,706 1,846,204
Ayalon Holdings Ltd. 2,475 114,287
Beazley plc 11,187 194,284
CBL Corp. Ltd.*‡(e) 102,937 —
Clal Insurance Enterprises Holdings
Ltd. 899 68,053
Coface SA 39,468 717,477
Daiichi Life Group, Inc. 79,200 954,280
Definity Financial Corp. 1,025 58,474
Investments Shares Value
Insurance
(continued)
E-L Financial Corp. Ltd.(a) $ 47,421 $ 571,276
Fairfax Financial Holdings Ltd. 396 662,675
Generali(a) 19,668 995,451
Gjensidige Forsikring ASA 3,232 96,167
Great-West Lifeco, Inc. 7,062 467,864
Hannover Rueck SE 1,023 294,959
Harel Insurance Investments &
Financial Services Ltd.(a) 2,904 166,626
Helvetia Baloise Holding AG 1,650 442,148
Hiscox Ltd. 6,963 169,512
iA Financial Corp., Inc. 1,683 248,662
IDI Insurance Co. Ltd. 2,112 166,910
Insurance Australia Group Ltd. 45,177 269,388
Intact Financial Corp. 2,244 440,290
Japan Post Holdings Co. Ltd. 39,600 592,415
Japan Post Insurance Co. Ltd. 13,600 151,268
Lancashire Holdings Ltd. 75,009 608,184
Legal & General Group plc 118,767 480,131
Lifenet Insurance Co.*(a) 3,800 39,975
Mandatum OYJ 10,146 69,399
Manulife Financial Corp. 35,970 1,596,388
Mapfre SA 23,886 121,855
Medibank Pvt Ltd. 39,363 142,933
Menora Mivtachim Holdings Ltd. 492 76,962
Migdal Insurance & Financial
Holdings Ltd.* 17,622 100,076
MS&AD Insurance Group Holdings,
Inc. 29,700 918,466
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,640 1,586,157
nib holdings Ltd.(a) 6,172 32,512
NN Group NV 5,166 485,009
Phoenix Financial Ltd. 5,243 294,498
Power Corp. of Canada(a) 10,758 734,659
Powszechny Zaklad Ubezpieczen SA 10,015 190,166
Protector Forsikring ASA 1,519 78,703
Prudential plc 30,591 459,433
QBE Insurance Group Ltd. 28,908 502,106
Sampo OYJ, Class A 30,030 332,519
SCOR SE 2,204 86,978
Sompo Holdings, Inc. 19,800 884,518
Standard Life plc 18,546 230,365
Steadfast Group Ltd.(a) 18,258 65,528
Storebrand ASA 10,649 226,135
Sun Life Financial, Inc. 11,517 954,872
Suncorp Group Ltd. 25,344 341,589
Swiss Life Holding AG (Registered) 330 389,449
Swiss Re AG 5,643 940,558
T&D Holdings, Inc. 9,900 316,352
Talanx AG 998 132,393
Tokio Marine Holdings, Inc. 42,900 2,186,155
Trisura Group Ltd.* 874 25,955
Tryg A/S 4,240 100,963
Unipol Assicurazioni SpA(a) 6,270 195,282
Wuestenrot & Wuerttembergische AG 11,484 192,644

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Yunfeng Financial Group Ltd.*(a) $ 660,000 $ 135,508
Zurich Insurance Group AG 1,848 1,406,586
34,296,230
Interactive Media & Services -
0.1%
Autotrader Group plc(b) 11,584 81,656
CAR Group Ltd.(a) 5,345 97,568
Hemnet Group AB 925 8,145
Kakaku.com, Inc.(a) 1,600 37,080
LY Corp. 26,400 74,081
REA Group Ltd.(a) 874 98,653
Rightmove plc 12,138 75,891
Scout24 SE(b) 1,160 99,230
SEEK Ltd. 4,807 49,596
Vend Marketplaces ASA, Class B 4,290 108,107
730,007
IT Services -
1.0%
Alten SA 9,603 829,760
Atea ASA 2,420 43,684
Bechtle AG 1,364 56,653
BIPROGY, Inc. 1,100 33,630
Capgemini SE 2,904 342,473
CGI, Inc. 5,181 378,959
Computacenter plc 1,092 67,570
Data#3 Ltd.(a) 8,952 61,365
DTS Corp. 8,400 61,091
Formula Systems 1985 Ltd.(a) 155 16,345
Fujitsu Ltd. 19,800 455,005
GMO internet group, Inc. 1,200 32,060
Indra Sistemas SA 2,046 133,709
Kontron AG 2,573 66,194
Macquarie Technology Group Ltd.*(a) 372 15,781
Megaport Ltd.*(a) 9,210 117,082
NEC Corp. 16,500 491,192
Netcompany Group A/S*(a)(b) 434 21,577
NEXTDC Ltd.*(a) 12,240 114,853
Nomura Research Institute Ltd. 5,545 163,190
NS Solutions Corp.(a) 1,600 39,341
Obic Co. Ltd. 4,000 113,676
Otsuka Corp. 3,100 63,742
OVH Groupe SA* 6 103
Reply SpA 484 61,144
Sakura Internet, Inc.(a) 3,200 61,799
Shopify, Inc., Class A* 16,137 1,888,564
Simplex Holdings, Inc.(a) 3,300 23,440
Softcat plc 1,338 34,752
Sopra Steria Group(a) 4,686 986,640
Tieto OYJ(a) 3,348 71,417
TISI, Inc. 1,400 33,236
Wavestone 532 19,832
6,899,859
Leisure Products -
0.1%
Asmodee Group AB, Class B* 961 14,949
Investments Shares Value
Leisure Products
(continued)
Bandai Namco Holdings, Inc. $ 6,600 $ 191,047
BRP, Inc.(a) 1,178 72,737
Games Workshop Group plc 310 79,765
Mizuno Corp.(a) 3,000 69,618
Noritsu Koki Co. Ltd. 6,600 80,746
Sanlorenzo SpA(a) 31 1,349
Sega Sammy Holdings, Inc.(a) 2,600 44,881
Shimano, Inc.(a) 1,100 139,033
Technogym SpA(b) 5,058 78,621
Thule Group AB(a)(b) 2,024 46,420
Yamaha Corp. 6,200 48,420
Yonex Co. Ltd.(a) 2,400 39,235
906,821
Life Sciences Tools & Services -
0.2%
AddLife AB, Class B 336 5,692
Bachem Holding AG 31 2,866
Eurofins Scientific SE 1,452 113,868
Lonza Group AG (Registered) 858 596,215
Oxford Nanopore Technologies
plc*(a) 15,624 23,843
QIAGEN NV 1,428 58,687
Sartorius AG (Preference) 330 82,771
Sartorius Stedim Biotech 310 59,457
Schott Pharma AG & Co. KGaA 4,338 109,554
Siegfried Holding AG (Registered)(a) 1,155 108,141
SKAN Group AG(a) 3 217
Tecan Group AG (Registered) 224 51,525
Wuxi Biologics Cayman, Inc.*(b) 33,000 163,031
1,375,867
Machinery -
3.0%
Aalberts NV 3,960 193,911
Alfa Laval AB 3,960 233,947
Alstom SA* 3,168 58,611
Amada Co. Ltd. 7,400 129,526
ANDRITZ AG 1,438 134,345
Atlas Copco AB, Class A 32,274 680,325
Atlas Copco AB, Class B 18,513 341,249
ATS Corp.*(a) 4,125 112,472
AutoStore Holdings Ltd.*(b) 19,262 24,351
Beijer Alma AB 2,304 71,970
Bodycote plc 12,672 123,210
Bucher Industries AG (Registered)(a) 82 32,028
Burckhardt Compression Holding
AG(a) 31 18,507
Construcciones y Auxiliar de
Ferrocarriles SA 6,798 534,986
Daetwyler Holding AG 465 78,970
Daifuku Co. Ltd. 3,300 124,000
Daimler Truck Holding AG 10,164 572,314
Danieli & C Officine Meccaniche
SpA(a) 1,056 78,731
Danieli & C Officine Meccaniche SpA
(Retirement Savings Plan) 1,848 94,702
DMG Mori Co. Ltd.(a) 2,100 49,063
Duerr AG 14,091 289,229

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Ebara Corp. $ 5,600 $ 195,477
Electrolux Professional AB, Class B 5,882 29,225
Epiroc AB, Class A 7,656 195,894
Epiroc AB, Class B 4,530 99,052
FANUC Corp. 9,900 443,627
FLSmidth & Co. A/S 1,353 101,047
Fluidra SA 912 20,231
Fuji Corp. 1,000 46,035
GEA Group AG 2,277 161,511
Georg Fischer AG (Registered)(a) 1,280 81,874
Glory Ltd.(a) 19,800 568,415
Harmonic Drive Systems, Inc. 1,500 57,843
Hiab OYJ, Class B 684 46,274
Hitachi Construction Machinery Co.
Ltd. 2,800 94,854
Hoshizaki Corp.(a) 2,400 85,976
IHI Corp. 13,700 243,283
IMI plc 1,824 72,068
Indutrade AB 4,254 106,484
Interpump Group SpA 1,535 61,354
Iveco Group NV 6,336 101,293
Japan Steel Works Ltd. (The)(a) 900 42,336
Jungheinrich AG (Preference) 14,388 402,927
Kanadevia Corp. 66,000 492,435
Kardex Holding AG (Registered) 62 18,239
Kawasaki Heavy Industries Ltd. 10,000 173,528
Kitz Corp. 6,600 91,192
Knorr-Bremse AG 976 115,550
Komatsu Ltd. 19,800 869,720
Kone OYJ, Class B 4,323 249,189
Konecranes OYJ 4,182 130,106
Krones AG 246 31,530
KSB SE & Co. KGaA (Preference) 231 221,392
Kubota Corp. 26,400 455,212
Kurita Water Industries Ltd.(a) 2,500 137,259
Makita Corp. 3,800 123,695
Metso OYJ 10,197 189,005
MINEBEA MITSUMI, Inc. 6,600 153,451
MISUMI Group, Inc.(a) 900 21,824
Mitsubishi Heavy Industries Ltd. 41,500 981,039
Mitsui E&S Co. Ltd. 3,100 94,777
Miura Co. Ltd. 2,100 42,429
Namura Shipbuilding Co. Ltd.(a) 3,300 89,948
NFI Group, Inc.* 4,826 86,760
NGK Corp. 3,300 115,938
Nikkiso Co. Ltd. 23,100 544,041
Nitta Corp.(a) 6,600 264,870
Nomura Micro Science Co. Ltd.(a) 3,100 78,072
Noritake Co. Ltd.(a) 3,300 70,466
NSK Ltd. 3,100 22,429
NTN Corp.(a) 214,500 526,736
OC Oerlikon Corp. AG Pfaeffikon
(Registered)(a) 22,143 129,867
OKUMA Corp.(a) 1,400 43,479
Investments Shares Value
Machinery
(continued)
OSG Corp.(a) $ 3,300 $ 76,187
Palfinger AG 5,016 169,384
Pfeiffer Vacuum Technology AG 220 41,461
Rational AG 165 127,953
RENK Group AG 1,023 56,320
Rotork plc 13,640 89,247
Sandvik AB 12,705 474,107
Schindler Holding AG 530 166,786
Schindler Holding AG (Registered) 370 113,188
Seatrium Ltd. 12,400 20,766
SFS Group AG 220 35,894
Shinmaywa Industries Ltd.(a) 6,600 81,782
SKF AB, Class A(a) 1,408 38,152
SKF AB, Class B(a) 5,742 155,166
SMC Corp. 700 309,851
Spirax Group plc 744 69,536
Stadler Rail AG(a) 3,295 99,699
Sulzer AG (Registered) 280 50,667
Sumitomo Heavy Industries Ltd. 3,400 111,849
Tadano Ltd.(a) 39,600 332,767
Takeuchi Manufacturing Co. Ltd.(a) 1,500 70,184
Techtronic Industries Co. Ltd. 16,500 277,749
Tocalo Co. Ltd. 3,800 69,473
TOMRA Systems ASA 3,872 42,785
Trelleborg AB, Class B 1,209 53,556
Tsubakimoto Chain Co.(a) 33,000 535,959
Valmet OYJ(a) 2,784 83,666
VAT Group AG(b) 363 270,102
Vesuvius plc 82,104 409,923
Volvo AB, Class A(a) 4,785 183,174
Volvo AB, Class B(a) 22,473 858,167
Wacker Neuson SE 9,636 240,581
Wartsila OYJ Abp 5,552 187,420
Weir Group plc (The) 3,498 124,088
YAMABIKO Corp.(a) 13,200 321,244
Yaskawa Electric Corp.(a) 3,100 94,757
20,241,295
Marine Transportation -
0.4%
AP Moller - Maersk A/S, Class A 31 80,640
AP Moller - Maersk A/S, Class B(a) 66 176,816
Hoegh Autoliners ASA 1,824 32,406
Iino Kaiun Kaisha Ltd.(a) 36,300 338,549
Kawasaki Kisen Kaisha Ltd.(a) 9,900 177,202
Kuehne + Nagel International AG
(Registered) 594 151,024
Mitsui OSK Lines Ltd.(a) 7,700 285,029
MPC Container Ships ASA 149,919 385,064
Nippon Yusen KK(a) 9,900 379,896
NS United Kaiun Kaisha Ltd.(a) 3,400 171,682
Odfjell SE, Class A 8,943 107,495
Pacific Basin Shipping Ltd. 297,000 124,230
SITC International Holdings Co. Ltd. 24,000 120,833
Stolt-Nielsen Ltd. 6,501 217,975
TS Lines Ltd.(a) 64,000 72,557

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Marine Transportation
(continued)
Wallenius Wilhelmsen ASA $ 2,952 $ 45,972
2,867,370
Media -
1.2%
4imprint Group plc 1,023 56,693
Atresmedia Corp. de Medios de
Comunicacion SA(a) 41,250 247,268
Canal+ SA 264,825 937,301
CyberAgent, Inc. 6,300 57,589
Dentsu Group, Inc.*(a) 3,200 71,245
Eutelsat Communications SACA*(a) 10,848 25,624
Hakuhodo DY Holdings, Inc.(a) 12,700 103,889
Havas NV 27,337 583,445
Informa plc 15,840 188,823
IPSOS SA 13,926 572,646
ITV plc 1,303,236 1,302,219
Metropole Television SA(a) 13,431 186,982
MFE-MediaForEurope NV, Class A(a) 75,504 228,471
MFE-MediaForEurope NV, Class
B(a) 9,383 37,936
Nine Entertainment Co. Holdings
Ltd.(a) 568,821 383,531
Publicis Groupe SA 5,709 608,374
RTL Group SA(a) 434 16,204
Sanoma OYJ 3,895 39,705
SKY Perfect JSAT Corp. 3,100 40,924
Stroeer SE & Co. KGaA 9,372 427,436
Television Francaise 1 SA(a) 18,975 154,896
TX Group AG 205 35,018
WPP plc 413,127 1,660,669
7,966,888
Metals & Mining -
5.9%
Acerinox SA(a) 9,240 184,768
Agnico Eagle Mines Ltd. 6,501 943,140
Aichi Steel Corp.(a) 13,200 245,057
Alamos Gold, Inc., Class A 4,177 116,004
Alkane Resources Ltd.*(a) 369,336 345,006
Alleima AB(a) 9,472 112,195
Allied Gold Corp.* 38,742 702,567
Anglo American plc 13,804 693,469
Antofagasta plc 4,666 229,507
Aperam SA 2,574 134,630
ArcelorMittal SA 8,019 560,403
ARE Holdings, Inc. 33,000 641,451
Aris Mining Corp.* 67,485 901,019
Atalaya Mining Copper SA(a) 41,514 494,706
Aurubis AG 660 137,900
AVZ Minerals Ltd.*‡(a) 111,012 2,339
B2Gold Corp. 27,051 101,235
Barrick Mining Corp. 35,706 1,309,530
Bekaert SA 11,154 511,404
BHP Group Ltd.(a) 63,789 2,702,021
BlueScope Steel Ltd. 8,217 188,834
Boliden AB 5,247 262,240
Investments Shares Value
Metals & Mining
(continued)
Capricorn Metals Ltd.(a) $ 10,385 $ 92,997
Capstone Copper Corp.* 11,016 104,518
Catalyst Metals Ltd.*(a) 58,575 222,157
Centerra Gold, Inc. 73,359 1,260,257
Champion Iron Ltd.(a) 152,559 365,381
Daido Steel Co. Ltd.(a) 62,700 895,658
Deterra Royalties Ltd.(a) 26,412 80,695
Discovery Mining Ltd.* 8,060 50,273
Dowa Holdings Co. Ltd. 1,100 56,891
DPM Metals, Inc. 4,554 159,975
Eldorado Gold Corp.(a) 5,940 179,151
Emerald Resources NL* 21,402 81,021
Endeavour Mining plc 3,997 189,447
Endeavour Silver Corp.* 6,448 48,308
EQ Resources Ltd.*(a) 1,426,359 255,460
Equinox Gold Corp.(a) 20,626 184,669
ERO Copper Corp.*(a) 38,577 1,035,063
Evolution Mining Ltd. 29,371 232,486
Falcon Metals Ltd.* 1 —(f)
First Majestic Silver Corp.(a) 8,349 125,219
First Quantum Minerals Ltd.* 10,461 289,778
Fortescue Ltd.(a) 33,594 436,739
Fortuna Mining Corp.*(a) 104,973 883,723
Franco-Nevada Corp. 2,402 510,655
Fresnillo plc 1,023 34,073
G Mining Ventures Corp.* 1,550 47,212
Genesis Minerals Ltd.*(a) 25,543 102,438
Glencore plc 196,218 1,433,848
Granges AB 6,171 115,916
Greatland Resources Ltd.*(a) 14,256 99,626
Grupa Kety SA 248 82,812
Hill & Smith plc 3,178 121,889
Hochschild Mining plc 121,242 703,878
Hudbay Minerals, Inc. 6,233 141,335
IAMGOLD Corp.* 14,619 206,751
IGO Ltd.*(a) 10,323 49,810
Iluka Resources Ltd.(a) 26,499 112,600
Ivanhoe Mines Ltd., Class A*(a) 11,748 84,330
Jastrzebska Spolka Weglowa SA* 28,413 190,513
JFE Holdings, Inc.(a) 6,600 75,337
JX Advanced Metals Corp.(a) 6,200 147,850
K92 Mining, Inc.*(a) 5,700 91,543
KGHM Polska Miedz SA 2,205 181,394
Kingsgate Consolidated Ltd.(a) 96,162 272,859
Kinross Gold Corp. 25,410 585,416
Kobe Steel Ltd. 10,000 130,444
Labrador Iron Ore Royalty Corp. 512 9,763
Lundin Gold, Inc. 1,327 74,246
Lundin Mining Corp.(a) 11,220 277,611
Lynas Rare Earths Ltd.*(a) 14,795 146,413
Maruichi Steel Tube Ltd.(a) 6,000 67,414
Mineral Resources Ltd.*(a) 1,267 51,595
Mitsui Kinzoku Co. Ltd.(a) 700 136,065
Montage Gold Corp.*(a) 2,496 28,219
Nanshan Aluminium International
Holdings Ltd. 9,600 33,275

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
NGEx Minerals Ltd.* $ 5,511 $ 98,407
Nickel Industries Ltd.*(a) 148,467 84,985
Nippon Light Metal Holdings Co. Ltd. 19,800 337,617
Nippon Steel Corp.(a) 92,475 377,276
Norsk Hydro ASA 26,004 237,606
Northern Star Resources Ltd. 34,287 479,221
Novagold Resources, Inc.* 7,843 45,621
OceanaGold Corp. 6,963 167,765
OR Royalties, Inc. 651 19,333
Ora Banda Mining Ltd.*(a) 498,828 397,649
Outokumpu OYJ(a) 7,392 44,140
Pan African Resources plc(a) 779,130 966,206
Pan American Silver Corp. 6,402 275,457
Pantoro Gold Ltd.* 173,250 248,232
Perenti Ltd. 290,532 432,597
Perseus Mining Ltd. 33,297 113,423
PLS Group Ltd.*(a) 35,838 104,459
Ramelius Resources Ltd.(a) 45,936 98,403
Regis Resources Ltd. 19,948 85,324
Resolute Mining Ltd.* 803,022 524,522
Rio Tinto Ltd.(a) 5,313 636,497
Rio Tinto plc 22,902 2,211,053
Salzgitter AG 9,603 569,562
Sandfire Resources Ltd.*(a) 10,857 144,502
Seabridge Gold, Inc.* 3,716 95,731
Silvercorp Metals, Inc. 3,104 28,831
Sims Ltd. 3,162 56,831
Skeena Resources Ltd.* 1,023 27,120
South32 Ltd. 99,363 318,929
SSAB AB, Class A 6,150 64,530
SSAB AB, Class B(a) 12,333 129,341
SSR Mining, Inc.* 6,303 161,029
Stanmore Resources Ltd.(a) 24,928 40,444
Sumitomo Metal Mining Co. Ltd. 3,300 169,637
Teck Resources Ltd., Class B 6,699 402,842
thyssenkrupp AG 12,276 170,267
Tokyo Steel Manufacturing Co. Ltd.
(a) 6,600 73,451
Torex Gold Resources, Inc. 34,782 1,337,626
Trekor Metals Ltd.* 2,336 15,753
UACJ Corp. 5,200 76,910
Vault Minerals Ltd. 30,591 102,486
voestalpine AG 1,393 72,090
Vulcan Energy Resources Ltd.* 9,472 16,964
Wesdome Gold Mines Ltd.*(a) 57,057 1,057,884
Westgold Resources Ltd.(a) 35,574 118,181
Wheaton Precious Metals Corp. 5,148 559,552
Yamato Kogyo Co. Ltd.(a) 1,300 110,221
Yodoko Ltd.(a) 42,900 373,161
39,376,089
Multi-Utilities -
0.8%
A2A SpA 30,429 79,438
ACEA SpA 2,387 57,948
AGL Energy Ltd.(a) 17,325 100,753
Investments Shares Value
Multi-Utilities
(continued)
Algonquin Power & Utilities Corp.(a) $ 1,333 $ 7,792
Atco Ltd., Class I 2,014 114,579
Canadian Utilities Ltd., Class A(a) 2,278 90,480
Centrica plc 88,836 185,304
E.ON SE 45,507 979,881
Engie SA 38,742 1,208,418
Hera SpA 20,514 89,500
Iren SpA 227,832 661,097
National Grid plc 65,208 1,044,269
REN - Redes Energeticas Nacionais
SGPS SA 6,188 24,598
Sembcorp Industries Ltd. 16,800 72,236
Telecom Plus plc 29,997 343,536
Veolia Environnement SA 14,091 558,841
5,618,670
Office REITs -
0.1%
Allied Properties REIT, REIT(a) 43,890 307,232
Champion REIT, REIT(a) 186,000 55,267
Colonial SFL Socimi SA, REIT(a) 1,488 9,502
Dexus, REIT 15,904 66,909
Gecina SA, REIT 207 17,850
Global One Real Estate Investment
Corp., REIT 48 33,764
Great Portland Estates plc, REIT 7,534 35,385
Ichigo Office REIT Investment Corp.,
REIT 495 299,378
Japan Prime Realty Investment
Corp., REIT(a) 20 12,322
Japan Real Estate Investment Corp.,
REIT(a) 30 23,005
Keppel REIT, REIT 48,555 34,796
Nippon Building Fund, Inc., REIT(a) 30 25,379
NIPPON REIT Investment Corp.,
REIT 31 16,315
Orix JREIT, Inc., REIT 62 40,146
Precinct Properties Group, REIT 31 19
977,269
Oil, Gas & Consumable Fuels -
5.5%
Aker BP ASA 4,554 160,616
Ampol Ltd.(a) 2,356 66,024
ARC Resources Ltd. 12,111 289,469
Athabasca Oil Corp.* 22,770 168,156
Baytex Energy Corp.(a) 36,333 165,497
Beach Energy Ltd.(a) 439,494 280,898
Birchcliff Energy Ltd. 83,523 380,448
Bluenord ASA 8,745 472,095
Bollore SE(a) 12,457 55,495
BP plc 321,981 2,394,015
BRIGHTOIL*‡ 50,147 —
BW Energy Ltd.* 14,025 76,748
Cameco Corp. 5,214 449,649
Canadian Natural Resources Ltd. 42,933 2,043,744
Cenovus Energy, Inc. 26,994 813,370
China Aviation Oil Singapore Corp.
Ltd. 79,200 107,344

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
CMB Tech NV $ 8,349 $ 135,252
Cosmo Energy Holdings Co. Ltd.(a) 3,300 82,570
DCC Energy plc 1,376 117,216
Deep Yellow Ltd.*(a) 25,823 23,941
Denison Mines Corp.*(a) 28,036 78,941
DNO ASA 57,387 101,169
Enbridge, Inc. 26,202 1,424,734
ENEOS Holdings, Inc. 49,500 412,694
Energean plc(a) 44,583 457,781
Energy Fuels, Inc.*(a) 2,144 24,545
Eni SpA 40,788 1,125,349
Equinor ASA 15,081 614,422
Equital Ltd.* 4,488 167,962
Freehold Royalties Ltd.(a) 5,060 61,751
Friedrich Vorwerk Group SE 2,442 184,313
Galp Energia SGPS SA 7,854 177,927
Gaztransport Et Technigaz SA 436 98,171
Gibson Energy, Inc.(a) 4,785 109,456
Harbour Energy plc 36,927 118,969
Idemitsu Kosan Co. Ltd. 23,100 190,197
Imperial Oil Ltd.(a) 2,376 307,829
Inpex Corp. 18,500 421,413
International Petroleum Corp.* 4,219 95,035
Ithaca Energy plc 22,784 74,262
Itochu Enex Co. Ltd.(a) 16,600 226,233
Iwatani Corp.(a) 5,588 71,997
Japan Petroleum Exploration Co.
Ltd.(a) 6,600 73,244
Karoon Energy Ltd.(a) 190,014 232,214
Keyera Corp. 3,205 136,073
Koninklijke Vopak NV 2,442 137,616
Neste OYJ 4,686 164,764
New Hope Corp. Ltd.(a) 10,930 39,842
NexGen Energy Ltd.*(a) 12,705 116,105
Oil Refineries Ltd. 207,702 132,131
Okeanis Eco Tankers Corp.(b) 1,980 120,042
OMV AG 3,498 254,155
ORLEN SA 13,266 524,630
Paladin Energy Ltd.*(a) 5,712 37,791
Paramount Resources Ltd., Class A 5,940 125,291
Parex Resources, Inc. 30,525 528,315
Paz Retail And Energy Ltd. 473 133,229
Pembina Pipeline Corp. 7,854 383,728
Peyto Exploration & Development
Corp.(a) 73,887 1,355,179
PrairieSky Royalty Ltd.(a) 3,853 95,223
Repsol SA 26,202 795,270
San-Ai Obbli Co. Ltd.(a) 6,600 96,373
Santos Ltd. 53,262 293,283
Secure Waste Infrastructure Corp.(a) 5,504 94,790
Serica Energy plc 75,768 239,821
Shell plc 119,922 5,460,463
South Bow Corp. 1,888 69,956
Strathcona Resources Ltd. 837 25,369
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Suncor Energy, Inc. $ 25,839 $ 1,733,958
Tamar Petroleum Ltd.(a)(b) 5,115 49,928
Tamarack Valley Energy Ltd. 14,289 136,590
TC Energy Corp. 12,639 850,498
Topaz Energy Corp.(a) 3,731 84,176
TORM plc, Class A 22,044 671,491
TotalEnergies SE 44,979 3,954,780
Tourmaline Oil Corp.(a) 5,940 262,142
United Energy Group Ltd.(a) 2,904,000 133,320
Var Energi ASA 5,379 26,770
Viva Energy Group Ltd.(a)(b) 72,468 145,059
Whitecap Resources, Inc. 30,855 363,789
Whitehaven Coal Ltd. 20,196 99,009
Woodside Energy Group Ltd.(a) 37,653 871,382
Yellow Cake plc*(a)(b) 85,965 633,388
36,508,874
Paper & Forest Products -
0.2%
Daio Paper Corp.(a) 23,100 143,917
Hokuetsu Corp.(a) 23,100 133,036
Holmen AB, Class B 1,116 37,785
Mondi plc(a) 3,200 38,422
Navigator Co. SA (The)(a) 5,269 19,763
Nippon Paper Industries Co. Ltd.(a) 33,000 285,181
Oji Holdings Corp. 11,400 62,991
Semapa-Sociedade de Investimento
e Gestao(a) 5,187 119,955
Stella-Jones, Inc. 1,224 67,480
Stora Enso OYJ, Class R(a) 1,637 18,718
Svenska Cellulosa AB SCA, Class
A(a) 2,068 23,411
Svenska Cellulosa AB SCA, Class B 2,883 32,713
UPM-Kymmene OYJ 8,811 238,434
West Fraser Timber Co. Ltd.(a) 1,105 71,506
1,293,312
Passenger Airlines -
0.7%
Air Canada* 5,030 90,965
Air France-KLM*(a) 44,187 610,581
Air New Zealand Ltd.(a) 888,096 216,584
ANA Holdings, Inc.(a) 3,200 62,623
Cathay Pacific Airways Ltd. 38,000 70,751
Deutsche Lufthansa AG (Registered) 14,718 153,014
easyJet plc 147,147 1,247,545
El Al Israel Airlines(a) 15,717 69,753
Exchange Income Corp.(a) 1,630 145,879
International Consolidated Airlines
Group SA 71,709 416,794
Japan Airlines Co. Ltd. 3,100 57,298
JET2 plc 27,456 569,013
Norwegian Air Shuttle ASA 155,067 212,959
Qantas Airways Ltd. 20,691 144,597
Singapore Airlines Ltd. 33,099 198,522
Virgin Australia Holdings Ltd.*(a) 48,609 94,911
4,361,789

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Personal Care Products -
0.5%
Beiersdorf AG $ 66 $ 6,130
Intercos SpA(a) 31 476
Interparfums SA 10 283
Kao Corp.(a) 9,400 192,929
Kobayashi Pharmaceutical Co. Ltd.
(a) 900 31,585
Kose Holdings Corp. 700 24,993
L'Oreal SA 2,937 1,307,568
Noevir Holdings Co. Ltd. 1,000 31,214
Pola Orbis Holdings, Inc. 2,000 16,838
Puig Brands SA, Class B 3,520 67,593
Rohto Pharmaceutical Co. Ltd. 3,900 58,503
Shiseido Co. Ltd.(a) 3,100 61,406
Unilever plc 26,341 1,681,318
3,480,836
Pharmaceuticals -
4.0%
ALK-Abello A/S, Class B 2,158 73,741
Almirall SA 4,820 61,557
Astellas Pharma, Inc.(a) 42,900 593,285
AstraZeneca plc 19,998 3,399,563
Bausch Health Cos., Inc.* 78,045 536,860
Bayer AG (Registered) 18,018 996,106
Camurus AB*(a) 702 45,439
Chugai Pharmaceutical Co. Ltd. 8,700 378,762
Daiichi Sankyo Co. Ltd. 19,800 319,275
Faes Farma SA 15,680 82,265
Financiere de Tubize SA(a) 415 92,631
Galderma Group AG 2,178 473,127
GSK plc 90,189 2,344,297
H Lundbeck A/S, Class A 5,650 31,308
Haleon plc 96,987 474,180
Haw Par Corp. Ltd. 6,200 77,754
Hikma Pharmaceuticals plc 2,890 61,644
Hutchmed China Ltd.* 230 526
Ipsen SA 754 145,048
Kaken Pharmaceutical Co. Ltd. 1,500 35,751
Kissei Pharmaceutical Co. Ltd. 1,400 35,918
Kyowa Kirin Co. Ltd. 4,300 68,986
Laboratorios Farmaceuticos Rovi SA 424 28,563
Merck KGaA 2,112 347,849
Novartis AG (Registered) 24,585 3,847,056
Novo Nordisk A/S, Class B 38,346 1,809,066
Ono Pharmaceutical Co. Ltd. 9,900 148,228
Orion OYJ, Class A 352 32,683
Orion OYJ, Class B 1,287 120,089
Otsuka Holdings Co. Ltd. 6,700 467,075
Recordati Industria Chimica e
Farmaceutica SpA 1,628 96,745
Roche Holding AG 8,547 3,735,516
Roche Holding AG - BR 462 204,775
Sandoz Group AG 4,455 362,105
Sanofi SA 23,199 1,987,724
Santen Pharmaceutical Co. Ltd. 1,100 13,016
Sawai Group Holdings Co. Ltd.(a) 36,300 376,280
Investments Shares Value
Pharmaceuticals
(continued)
Shionogi & Co. Ltd. $ 6,600 $ 120,560
Sino Biopharmaceutical Ltd. 231,000 148,175
Sumitomo Pharma Co. Ltd.*(a) 3,200 25,081
Takeda Pharmaceutical Co. Ltd. 19,800 685,554
Teva Pharmaceutical Industries Ltd.* 16,368 581,030
Towa Pharmaceutical Co. Ltd.(a) 9,900 249,016
Tsumura & Co.(a) 23,100 553,762
UCB SA 1,386 355,450
Virbac SACA 132 51,257
26,674,678
Professional Services -
1.2%
Adecco Group AG (Registered)(a) 65,307 1,816,213
AFRY AB 33,462 360,576
ALS Ltd. 8,984 136,357
Arcadis NV(a) 1,152 53,839
BayCurrent, Inc. 1,400 62,770
Benefit Systems SA* 31 44,719
Bureau Veritas SA 4,059 129,174
Computershare Ltd. 7,161 205,909
Experian plc 9,801 367,992
Hilan Ltd. 646 46,159
Intertek Group plc 2,310 181,547
JAC Recruitment Co. Ltd. 5,200 30,797
MEITEC Group Holdings, Inc. 2,400 50,329
Persol Holdings Co. Ltd.(a) 37,200 61,632
Randstad NV(a) 409 17,176
Recruit Holdings Co. Ltd. 17,100 1,347,810
RELX plc 23,727 832,431
SGS SA (Registered) 2,003 237,127
SMS Co. Ltd.(a) 2,000 27,722
Teleperformance SE(a) 20,295 1,611,178
Thomson Reuters Corp.(a) 1,688 165,473
Timee, Inc.* 3,200 29,463
Transcosmos, Inc. 9,900 236,269
Wolters Kluwer NV 2,442 190,719
8,243,381
Real Estate Management & Development -
1.9%
AFI Properties Ltd.*(a) 578 36,260
Africa Israel Residences Ltd.(a) 510 36,141
Airport City Ltd.* 1,928 34,692
Allreal Holding AG (Registered) 429 112,148
Altra Fastigheter AB 1,798 14,691
Amot Investments Ltd. 5,448 33,074
Aroundtown SA 251,625 627,651
Atrium Ljungberg AB, Class B 3,960 11,021
Aura Investments Ltd.(a) 6,930 36,210
Azrieli Group Ltd.(a) 532 70,310
Big Shopping Centers Ltd. 287 64,473
Blue Square Real Estate Ltd.(a) 1,551 162,842
CA Immobilien Anlagen AG 586 16,282
Capitaland India Trust 551,100 455,029
CapitaLand Investment Ltd. 15,100 31,287
Castellum AB(a) 5,643 79,174
Catena AB 924 38,200
Cibus Real Estate AB publ(a) 3,503 52,784

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
City Developments Ltd. $ 15,500 $ 94,777
CK Asset Holdings Ltd. 33,000 201,326
Colliers International Group, Inc. 726 71,335
CPI Europe AG* 9,141 163,227
CTP NV(b) 1,574 28,215
Daito Trust Construction Co. Ltd. 5,500 116,373
Daiwa House Industry Co. Ltd. 12,900 378,999
Deutsche EuroShop AG 4,587 97,213
Develia SA 160,281 451,291
Dios Fastigheter AB 47,377 326,524
Electra Real Estate Ltd.*(a) 1,476 15,424
Fabege AB 5,412 42,377
Fastighets AB Balder, Class B*(a) 278 1,520
FastPartner AB, Class A 31 138
FirstService Corp.(a) 590 83,050
Great Eagle Holdings Ltd. 66,000 133,488
Hang Lung Group Ltd. 32,000 56,397
Hang Lung Properties Ltd. 73,983 68,779
Heiwa Real Estate Co. Ltd. 2,600 38,455
Henderson Land Development Co.
Ltd.(a) 33,239 120,382
Ho Bee Land Ltd. 36,600 58,444
Hufvudstaden AB, Class A 304 3,862
Hulic Co. Ltd.(a) 9,900 109,337
Hysan Development Co. Ltd. 198,000 470,912
Ichigo, Inc.(a) 33,000 85,803
International Workplace Group plc 29,497 78,240
Intershop Holding AG 350 74,495
Israel Canada T.R Ltd.(a) 12,240 62,596
Isras Investment Co. Ltd.(a) 264 72,851
Jeudan A/S 5,511 173,895
Kasumigaseki Capital Co. Ltd.(a) 6,600 307,979
LEG Immobilien SE 297 17,786
Lendlease Corp. Ltd.(a) 267,399 569,057
Leopalace21 Corp. 59,400 252,560
Lumo Kodit OYJ(a) 1,085 9,831
Mega Or Holdings Ltd., REIT 660 107,099
Melisron Ltd. 460 60,359
Mitsubishi Estate Co. Ltd. 13,200 322,736
Mitsui Fudosan Co. Ltd. 33,000 323,316
Mivne Real Estate KD Ltd. 14,248 62,815
Mobimo Holding AG (Registered) 235 101,517
New World Development Co. Ltd.*(a) 528,000 463,252
Nomura Real Estate Holdings, Inc.(a) 7,000 40,446
NP3 Fastigheter AB(a) 1,462 40,611
Pandox AB, Class B 620 11,490
PEXA Group Ltd.*(a) 32 167
Prashkovsky Investments and
Construction Ltd.(a) 1,312 57,028
Property & Building Corp. Ltd.(a) 608 62,266
PSP Swiss Property AG (Registered) 717 129,389
Relo Group, Inc. 2,270 28,713
Sagax AB, Class B(a) 2,914 51,102
Savills plc 43,131 534,001
Investments Shares Value
Real Estate Management & Development
(continued)
Sino Land Co. Ltd. $ 10,757 $ 14,678
Starts Corp., Inc.(a) 13,200 394,197
Sumitomo Realty & Development
Co. Ltd. 13,200 298,694
Summit Real Estate Holdings Ltd.(a) 17,226 280,654
Sun Frontier Fudousan Co. Ltd. 6,600 103,959
Sun Hung Kai Properties Ltd. 21,500 337,788
Swire Properties Ltd. 13,600 41,451
Swiss Prime Site AG (Registered) 1,017 165,677
TAG Immobilien AG 2,432 38,642
Tokyo Tatemono Co. Ltd.(a) 5,200 110,613
Tokyu Fudosan Holdings Corp. 11,200 94,010
Tosei Corp. 26,400 301,596
UOL Group Ltd. 3,100 23,906
VGP NV(a) 465 45,154
Villar International Ltd.(a) 640 36,158
Vonovia SE 21,879 529,386
Wallenstam AB, Class B(a) 4,248 18,435
Wharf Holdings Ltd. (The) 17,000 42,600
Wharf Real Estate Investment Co.
Ltd.(a) 25,000 84,740
Wihlborgs Fastigheter AB 6,293 51,023
Wing Tai Holdings Ltd. 168,300 205,819
YH Dimri Construction &
Development Ltd.(a) 452 53,405
12,418,099
Residential REITs -
0.2%
Altarea SCA, REIT(a) 763 88,489
Boardwalk REIT, REIT 552 26,068
Comforia Residential REIT, Inc.,
REIT 57 36,550
Daiwa Securities Living Investments
Corp., REIT 26 15,856
Grainger plc, REIT 1,485 3,487
Ingenia Communities Group, REIT(a) 8,284 25,426
Killam Apartment REIT, REIT(a) 1,488 19,718
Mitsui Fudosan Accommodations
Fund, Inc., REIT(a) 40 30,849
UNITE Group plc (The), REIT 162,690 1,177,898
Xior Student Housing NV, REIT(b) 651 20,673
1,445,014
Retail REITs -
0.5%
BWP Property Group Ltd., REIT 14,098 38,518
CapitaLand China Trust, REIT 102,300 52,592
Carmila SA, REIT 24,354 473,546
Choice Properties REIT, REIT 3,957 45,018
Eurocommercial Properties NV, REIT 16,282 524,531
First Capital REIT, REIT 2,774 45,342
Frasers Centrepoint Trust, REIT 12,749 22,543
Hammerson plc, REIT 21,356 109,786
HomeCo Daily Needs REIT, REIT(b) 94,816 84,241
Japan Metropolitan Fund Invest,
REIT 165 122,176
Kiwi Property Group Ltd., REIT 120,079 65,625
Klepierre SA, REIT 3,267 147,873

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Retail REITs
(continued)
Lendlease Global Commercial REIT,
REIT $ 3,194 $ 1,468
Link REIT, REIT(a) 49,000 244,450
Mitsui Fudosan Retail Fund
Investment Corp., REIT(a) 31 15,965
Primaris REIT, REIT(a) 22,110 361,079
Region Group, REIT 78,540 131,287
RioCan REIT, REIT 3,472 54,895
Scentre Group, REIT 67,320 185,346
Unibail-Rodamco-Westfield, REIT 2,607 315,846
Vicinity Ltd., REIT 67,250 126,585
Waypoint REIT Ltd., REIT 33,326 58,282
3,226,994
Semiconductors & Semiconductor Equipment -
2.9%
Advantest Corp. 9,400 1,918,669
AIXTRON SE 2,640 110,168
ams-OSRAM AG* 37,422 737,755
ASM International NV 495 456,301
ASML Holding NV 4,917 8,113,634
ASMPT Ltd. 3,100 59,813
BE Semiconductor Industries NV 990 225,816
Camtek Ltd.* 510 70,967
Disco Corp. 1,200 440,735
Elmos Semiconductor SE 410 68,872
Infineon Technologies AG 16,533 1,173,089
Japan Material Co. Ltd. 2,500 35,594
Kioxia Holdings Corp.* 4,200 1,226,566
Kokusai Electric Corp. 3,100 144,501
Lasertec Corp. 1,100 261,900
Melexis NV 495 38,898
Mitsui High-Tec, Inc.(a) 9,300 52,742
Nordic Semiconductor ASA* 2,324 38,888
Nova Ltd.* 363 145,264
Renesas Electronics Corp. 18,900 408,565
Rohm Co. Ltd.(a) 6,200 168,643
Rorze Corp.(a) 3,100 77,663
SCREEN Holdings Co. Ltd. 2,600 205,747
Siltronic AG 1,122 98,239
Socionext, Inc.(a) 3,000 36,034
SOITEC* 198 23,692
STMicroelectronics NV 7,821 411,004
SUMCO Corp.(a) 3,100 65,359
Tokyo Electron Ltd. 5,500 1,917,099
Tower Semiconductor Ltd.* 1,658 366,562
Ulvac, Inc. 1,000 54,313
19,153,092
Software -
0.7%
Asseco Poland SA 1,271 67,821
Atoss Software SE 352 34,101
BlackBerry Ltd.*(a) 13,206 112,305
Constellation Software, Inc. 231 494,487
Dassault Systemes SE 12,606 290,802
Investments Shares Value
Software
(continued)
Descartes Systems Group, Inc.
(The)* $ 1,159 $ 86,980
Freee KK*(a) 3,200 52,233
IRESS Ltd. 2,263 10,840
Kinaxis, Inc.* 520 62,273
Nemetschek SE 884 59,042
Nice Ltd.* 2,145 208,395
Open Text Corp. 1,617 40,965
Oracle Corp. Japan 800 44,626
Sage Group plc (The) 12,276 160,777
Sansan, Inc.(a) 3,400 42,472
SAP SE 12,507 2,269,004
Sinch AB*(b) 31 130
Systena Corp. 11,400 30,071
Technology One Ltd.(a) 4,736 102,318
Temenos AG (Registered)(a) 779 64,463
Trend Micro, Inc. 1,200 47,789
Vitec Software Group AB, Class B 1 24
WiseTech Global Ltd.(a) 2,528 64,452
4,346,370
Specialized REITs -
0.0%(d)
Arena REIT, REIT(a) 592 1,326
Big Yellow Group plc, REIT 1,952 23,314
Keppel DC REIT, REIT 24,747 42,986
Safestore Holdings plc, REIT(a) 2,508 20,774
88,400
Specialty Retail -
1.8%
ABC-Mart, Inc.(a) 2,100 35,913
and ST HD Co. Ltd.(a) 9,900 210,156
AOKI Holdings, Inc.(a) 9,900 107,067
Aritzia, Inc.* 1,584 157,717
Autobacs Seven Co. Ltd. 33,000 322,487
Avolta AG 1,980 118,303
Bic Camera, Inc.(a) 4,200 46,003
Bilia AB, Class A 19,899 321,012
Carasso Motors Ltd.(a) 7,744 77,386
CECONOMY AG* 43,776 214,561
Currys plc 365,178 825,125
DCM Holdings Co. Ltd.(a) 36,300 350,176
Delek Automotive Systems Ltd.(a) 6,435 35,599
Douglas AG* 2,772 25,674
Dunelm Group plc 53,130 621,690
Eagers Automotive Ltd.(a) 5,709 94,309
EDION Corp.(a) 26,400 401,575
Fast Retailing Co. Ltd. 2,300 1,129,452
Fielmann Group AG 152 7,109
Fox Wizel Ltd.(a) 864 85,295
Frasers Group plc*(a) 44,517 485,561
H & M Hennes & Mauritz AB, Class
B(a) 2,821 51,511
Hornbach Holding AG & Co. KGaA 3,168 303,624
Hour Glass Ltd. (The) 99,000 212,837
IDOM, Inc.(a) 19,800 159,668
Industria de Diseno Textil SA 13,860 900,028
JB Hi-Fi Ltd. 1,722 99,090

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
JD Sports Fashion plc $ 40,083 $ 48,256
Joyful Honda Co. Ltd.(a) 2,000 31,314
Kingfisher plc 24,585 102,101
Komeri Co. Ltd. 9,900 240,000
K's Holdings Corp. 9,900 117,295
Leon's Furniture Ltd. 6,996 122,730
Lovisa Holdings Ltd.(a) 1,530 25,640
Luk Fook Holdings International Ltd. 132,672 416,884
Modivo SA* 952 23,600
Nextage Co. Ltd. 3,100 65,222
Nitori Holdings Co. Ltd.(a) 5,500 87,686
Nojima Corp. 9,300 76,222
Premier Investments Ltd.(a) 491 4,721
Sanrio Co. Ltd.(a) 13,000 103,894
Shimamura Co. Ltd. 3,000 63,118
Super Retail Group Ltd.(a) 68,937 644,442
USS Co. Ltd. 3,600 45,615
Watches of Switzerland Group plc*(c) 75,570 741,889
Yamada Holdings Co. Ltd.(a) 224,400 1,004,991
Yellow Hat Ltd. 29,700 337,430
Zalando SE*(b) 2,343 76,182
ZOZO, Inc.(a) 8,400 60,300
11,838,460
Technology Hardware, Storage & Peripherals -
0.4%
Brother Industries Ltd. 4,000 100,763
Canon, Inc.(a) 16,500 458,860
Elecom Co. Ltd.(a) 1,600 18,701
FUJIFILM Holdings Corp. 26,400 625,410
Konica Minolta, Inc.(a) 201,300 746,918
Logitech International SA
(Registered) 2,112 214,267
Ricoh Co. Ltd.(a) 9,600 95,231
Seiko Epson Corp. 3,100 57,435
Toshiba TEC Corp. 1,100 21,865
2,339,450
Textiles, Apparel & Luxury Goods -
1.4%
adidas AG 2,640 484,170
Asics Corp. 9,600 286,628
Brunello Cucinelli SpA(a) 660 66,763
Burberry Group plc* 4,681 74,806
Cie Financiere Richemont SA
(Registered) 6,435 1,518,375
Coats Group plc 42,191 45,536
Crystal International Group Ltd.(b) 339,500 280,550
Delta Galil Ltd.(a) 272 15,722
Gildan Activewear, Inc.(a) 2,624 145,149
Goldwin, Inc. 3,000 43,175
Hermes International SCA 396 697,779
HUGO BOSS AG 15,906 695,974
Japan Wool Textile Co. Ltd. (The)(a) 16,500 198,135
Kering SA 627 205,020
Kurabo Industries Ltd.(a) 6,600 410,363
LPP SA 19 110,242
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
LVMH Moet Hennessy Louis Vuitton
SE $ 3,201 $ 1,749,935
Moncler SpA 1,914 108,126
New Wave Group AB, Class B 3,468 34,353
OVS SpA(b) 57,453 413,802
Pandora A/S 960 119,986
Puma SE 5,346 169,148
Salvatore Ferragamo SpA* 8,153 95,493
Samsonite Group SA(b) 485,100 874,115
Stella International Holdings Ltd.(a) 165,000 306,366
Swatch Group AG (The) 93 20,725
Swatch Group AG (The) (Registered) 1,767 78,844
Unitika Ltd.*(a) 19,800 103,212
Wacoal Holdings Corp.(a) 700 19,353
Yue Yuen Industrial Holdings Ltd.(a) 16,000 28,933
9,400,778
Tobacco -
0.6%
British American Tobacco plc 46,398 2,853,513
Imperial Brands plc 16,269 618,506
Japan Tobacco, Inc.(a) 13,200 591,502
4,063,521
Trading Companies & Distributors -
2.1%
AddTech AB, Class B 2,432 88,358
Azelis Group NV(a) 12,474 162,321
Beijer Ref AB, Class B(a) 3,876 54,443
Brenntag SE 1,848 129,997
Bufab AB 4,840 68,288
Bunzl plc 3,597 135,635
Diploma plc 1,921 189,236
DKSH Holding AG 660 54,657
Finning International, Inc. 2,640 174,827
Hanwa Co. Ltd. 72,600 778,321
Howden Joinery Group plc 9,499 100,796
IMCD NV 768 83,750
Inaba Denki Sangyo Co. Ltd. 44,700 803,603
Inabata & Co. Ltd.(a) 16,500 410,881
ITOCHU Corp. 148,500 1,878,342
Kanamoto Co. Ltd. 13,200 434,404
Kanematsu Corp. 59,400 782,860
Marubeni Corp. 23,100 754,549
Mitani Corp.(a) 13,200 240,166
Mitsubishi Corp. 45,700 1,370,785
Mitsui & Co. Ltd. 33,000 1,023,212
MonotaRO Co. Ltd.(a) 2,400 30,191
Nagase & Co. Ltd. 8,800 62,895
Nishio Holdings Co. Ltd.(a) 6,900 186,123
Redox Ltd.(a) 10,323 26,609
Reece Ltd.(a) 3,087 34,886
Rexel SA 5,016 206,838
Richelieu Hardware Ltd. 899 22,724
RS GROUP plc 16,995 160,440
Russel Metals, Inc. 3,333 159,802
SGH Ltd.(a) 3,423 106,335
Sojitz Corp. 3,999 135,146
Sumitomo Corp. 105,600 1,107,565

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Toromont Industries Ltd.(a) $ 1,070 $ 160,838
Toyota Tsusho Corp.(a) 16,500 696,580
Travis Perkins plc(a) 66,396 495,459
Trusco Nakayama Corp.(a) 13,200 200,207
Yamazen Corp.(a) 16,500 184,041
Yuasa Co. Ltd.(a) 6,600 240,829
13,936,939
Transportation Infrastructure -
0.3%
Aena SME SA(b) 8,250 253,248
Aeroports de Paris SA(a) 704 97,117
Auckland International Airport Ltd.(a) 18,188 93,094
Dalrymple Bay Infrastructure Ltd. 15,200 59,784
Enav SpA(b) 12,657 73,686
Flughafen Zurich AG (Registered) 330 96,669
Fraport AG Frankfurt Airport Services
Worldwide 890 69,273
Getlink SE(a) 5,544 117,877
Hutchison Port Holdings Trust, Class
U 1,699,500 328,003
Japan Airport Terminal Co. Ltd. 3,300 117,451
Mitsubishi Logistics Corp. 8,500 85,574
Port of Tauranga Ltd. 5,225 24,871
Qube Holdings Ltd. 32,835 110,696
SATS Ltd. 8,200 30,212
Transurban Group 44,748 465,460
2,023,015
Water Utilities -
0.1%
Pennon Group plc 15,972 99,519
Severn Trent plc 3,102 125,987
United Utilities Group plc 8,415 156,617
382,123
Wireless Telecommunication Services -
0.7%
Airtel Africa plc(b) 17,896 80,198
Cellcom Israel Ltd. 4,930 53,194
Freenet AG 2,356 65,924
KDDI Corp. 66,000 1,210,777
Partner Communications Co. Ltd. 775 9,547
Rogers Communications, Inc., Class
B 6,501 219,936
SoftBank Corp. 396,000 555,606
SoftBank Group Corp. 45,300 1,496,486
StarHub Ltd. 49,600 42,499
Tele2 AB, Class B(a) 8,303 143,736
Vodafone Group plc 369,600 586,173
4,464,076
Total Common Stocks
(Cost $416,303,667) 657,360,382
Investments Shares Value
CLOSED END FUNDS -
0.1%
Independent Power and Renewable Electricity Producers
-
0.1%
Renewables Infrastructure Group
Ltd. (The)
(Cost $883,686) $ 779,493 $ 798,291
Number of
Warrants
WARRANTS - 0.0%
Construction & Engineering - 0.0%
Webuild SpA, expiring 8/31/2030*‡ 10,785 —
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040*‡ 280 —
Total Warrants
(Cost $–) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1.1%(g)
INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund
3.67%, 8/3/2026 72,660 72,660
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 72,660 72,660
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 72,660 72,660
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 72,660 72,660
Total Investment Companies
(Cost $290,640) 290,640
REPURCHASE AGREEMENTS - 1.1%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$1,152,418, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $1,168,051 1,152,418 1,152,418
MetLife, Inc.
3.64%, dated 7/31/2026, due
12/2/2026, repurchase price
$5,000,000, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 2/15/2045 -
8/15/2046; total market value
$5,035,086 5,000,000 5,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
National Bank of Canada Financial Inc.
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$50,000, collateralized by various
Common Stocks; total market
value $53,783 $ 50,000 $ 50,000
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$1,000,000, collateralized by
various Common Stocks; total
market value $1,100,301 1,000,000 1,000,000
Total Repurchase Agreements
(Cost $7,202,418) 7,202,418
Total Securities Lending Reinvestments
(Cost $7,493,058) 7,493,058
Total Investments - 99.3%
(Cost $424,680,411) 665,651,731
Other assets less liabilities - 0.7% 4,441,281
NET ASSETS - 100.0% $670,093,012
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July 31,
2026 was $94,795,283, collateralized in the form of cash
with a value of $7,493,058 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $47,164,234
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00%
– 5.55%, and maturity dates ranging from September
14, 2026 – June 30, 2120 and $47,453,634 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from August 16, 2026 – May 15, 2056; a
total value of $102,110,926.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2026, the value of these securities amounted to
approximately $957,980 or 0.14% of net assets.
(d) Represents less than 0.05% of net assets.
(e) Security fair valued as of July 31, 2026 in accordance
with procedures approved by the Board of Trustees.
Total value of all such securities at July 31, 2026
amounted to $0, which represents approximately 0.00%
of net assets of the Fund.
(f) Amount less than one dollar.
(g) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $7,493,058.
Percentages shown are based on Net Assets.
Abbreviations
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE Index 63 09/18/2026 USD $ 10,024,245 $ 107,544
S&P/TSX 60 Index 6 09/17/2026 CAD 1,783,084 18,312
$ 125,856
Forward Foreign Currency Contracts
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
JPY 332,521,000 JPMORGAN BANK, N.A. NEW YORK USD 2,094,159 09/16/2026 $ 1,509
USD 188,821 BANK OF MONTREAL, THE CAD 260,000 09/16/2026 3,127
USD 644,387 JPMORGAN BANK, N.A. NEW YORK CHF 500,000 09/16/2026 23,395
USD 156,788 JPMORGAN BANK, N.A. NEW YORK DKK 1,000,000 09/16/2026 2,512
USD 2,340,181 JPMORGAN BANK, N.A. NEW YORK EUR 2,000,000 09/16/2026 35,029
USD 759,483 TORONTO DOMINION BANK JPY 120,000,000 09/16/2026 3,200
Total unrealized appreciation $ 68,772
CAD 2,038,000 JPMORGAN BANK, N.A. NEW YORK USD 1,456,903 09/16/2026 $ (1,347)
USD 640,313 CITIBANK N.A. CHF 522,000 09/16/2026 (8,002)
USD 936,463 MORGAN STANLEY & CO INC NY GBP 696,797 09/16/2026 (1,230)
Total unrealized depreciation $ (10,579)
Net unrealized appreciation $ 58,193
Abbreviations:
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Australia 5.5%
Austria 0.8
Belgium 0.9
Brazil 0.4
Burkina Faso 0.0
†
Cambodia 0.0
†
Canada 9.2
Chile 0.1
China 0.3
Colombia 0.1
Democratic Republic of the Congo 0.0
†
Denmark 1.2
Faroe Islands 0.0
†
Finland 0.8
France 7.3
Gabon 0.0
†
Georgia 0.3
Germany 6.4
Greece 0.0
†
Guernsey 0.1
Hong Kong 1.5
India 0.1
Indonesia 0.1
Ireland 0.4
Israel 1.6
Italy 2.8
Ivory Coast 0.0
†
Japan 25.8
Jersey 0.0
†
Liechtenstein 0.0
†
Luxembourg 0.2
Macao 0.0
†
Mexico 0.0
†
Netherlands 3.1
New Zealand 0.2
Nigeria 0.0
†
Norway 1.0
Peru 0.1
Poland 0.8
Portugal 0.2
Singapore 1.2
South Africa 0.3
South Korea 0.0
†
Spain 2.9
Sweden 3.1
Switzerland 3.1
Taiwan 0.0
†
Tanzania 0.0
†
Turkey 0.0
†
United Kingdom 11.4
United States 4.9
Zambia 0.0
†
Other
1
1.8
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Security Type % of Net Assets
Common Stocks 98.1%
Closed End Funds 0.1
Warrants –
Securities Lending Reinvestments 1.1
Others
(1)
0.7
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.2%
Aerospace & Defense -
0.4%
AECC Aero-Engine Control Co. Ltd.,
Class A $ 4,600 $ 12,353
AECC Aviation Power Co. Ltd., Class
A 4,700 24,184
Apollo Micro Systems Ltd.(a) 5,382 21,993
Aselsan Elektronik Sanayi ve Ticaret
A/S 15,962 114,950
AviChina Industry & Technology Co.
Ltd., Class H(b) 52,000 19,960
Baimtec Material Co. Ltd., Class A 1,015 7,762
Bharat Dynamics Ltd.(a) 1,410 18,518
Bharat Electronics Ltd. 48,024 195,211
Colt CZ Group SE(b) 460 19,881
Data Patterns India Ltd. 506 22,703
Embraer SA 9,200 157,340
Garden Reach Shipbuilders &
Engineers Ltd. 276 7,524
Hanwha Aerospace Co. Ltd. 471 302,944
Hanwha Systems Co. Ltd. 925 40,550
Hindustan Aeronautics Ltd.(a) 2,714 132,166
Korea Aerospace Industries Ltd. 966 86,254
Kuang-Chi Technologies Co. Ltd.,
Class A 3,200 14,645
LIG Defense & Aerospace Co. Ltd. 150 73,543
Mazagon Dock Shipbuilders Ltd. 1,034 25,811
Satrec Initiative Co. Ltd. 276 12,448
United Aircraft Corp. PAO*‡ 25,155,036 —
Zen Technologies Ltd. 1,440 24,512
1,335,252
Air Freight & Logistics -
0.3%
Abu Dhabi Aviation Co. 122,268 171,111
Agility Global plc 164,910 75,882
Agility Public Warehousing Co.
KSCC 14,265 6,731
Blue Dart Express Ltd. 360 19,470
CJ Logistics Corp. 3,286 171,710
Delhivery Ltd.* 7,452 37,641
Hyundai Glovis Co. Ltd. 782 109,701
J&T Global Express Ltd.*(b) 82,800 106,541
JD Logistics, Inc.*(a) 52,000 99,602
Reysas Tasimacilik ve Lojistik Ticaret
A/S* 44,804 20,929
SAL Saudi Logistics Services 314 14,465
SF Holding Co. Ltd., Class A 9,200 47,707
Sinotrans Ltd., Class A 4,700 4,555
Sinotrans Ltd., Class H 47,000 28,290
Xiamen Xiangyu Co. Ltd., Class A 13,800 13,703
YTO Express Group Co. Ltd., Class A 4,700 13,137
YUNDA Holding Group Co. Ltd.,
Class A 13,800 14,153
Investments Shares Value
Air Freight & Logistics
(continued)
ZTO Express Cayman, Inc.(b) $ 4,950 $ 117,917
1,073,245
Automobile Components -
1.3%
Apollo Tyres Ltd. 6,531 29,306
Asahi India Glass Ltd. 2,401 22,057
Autel Intelligent Technology Corp.
Ltd., Class A 3,060 13,301
Balkrishna Industries Ltd. 1,137 29,475
Belrise Industries Ltd. 8,460 20,990
Bharat Forge Ltd. 3,588 82,722
Bosch Ltd. 98 42,198
CALB Group Co. Ltd., Class H*(a) 4,500 9,704
Ceat Ltd. 799 28,722
Cheng Shin Rubber Industry Co. Ltd. 35,000 32,976
CIE Automotive India Ltd. 3,233 13,845
Depo Auto Parts Ind Co. Ltd. 50,200 208,138
DN Automotive Corp. 8,510 240,849
Endurance Technologies Ltd.(a) 350 10,118
Exide Industries Ltd. 8,016 37,789
Fras-Le SA 4,700 19,584
Fuyao Glass Industry Group Co. Ltd.,
Class A 600 5,309
Fuyao Glass Industry Group Co. Ltd.,
Class H(a) 9,200 69,690
Gabriel India Ltd. 2,451 37,037
Hankook & Co. Co Ltd. 8,464 148,121
Hankook Tire & Technology Co. Ltd. 1,656 78,520
Hanon Systems* 6,289 14,579
Hesai Group, ADR*(b) 1,104 18,658
HL Mando Co. Ltd. 12,742 399,500
Huayu Automotive Systems Co. Ltd.,
Class A 4,700 11,744
Hyundai Mobis Co. Ltd. 1,426 476,100
Hyundai Wia Corp. 6,210 253,505
JBM Auto Ltd. 2,385 16,456
JK Tyre & Industries Ltd. 58,696 245,912
Kumho Tire Co., Inc.* 52,946 270,728
Lumax Auto Technologies Ltd. 1,104 18,146
Minda Corp. Ltd. 3,724 27,358
Minth Group Ltd. 15,700 55,379
Motherson Sumi Wiring India Ltd. 45,189 19,233
MRF Ltd. 48 66,792
Nan Kang Rubber Tire Co. Ltd. 12,321 12,676
Nexteer Automotive Group Ltd. 431,000 230,846
Ningbo Tuopu Group Co. Ltd., Class
A 2,465 17,042
PATEO CONNECT Technology
Shanghai Corp., Class H* 1,720 28,580
Sailun Group Co. Ltd., Class A 9,200 19,306
Samhyun Co. Ltd. 450 11,884
Samvardhana Motherson
International Ltd. 58,443 92,336
Sansera Engineering Ltd.(a) 1,518 53,247

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Automobile Components
(continued)
Schaeffler India Ltd. $ 574 $ 24,540
Sensteed Hi-tech Group, Class A* 13,300 5,243
Shandong Linglong Tyre Co. Ltd.,
Class A 4,400 7,571
Shenzhen VMAX New Energy Group
Co. Ltd., Class A 1,994 8,824
SL Corp. 5,796 215,058
Sona Blw Precision Forgings Ltd.(a) 6,030 48,624
SPR Auto Technologies Ltd. 368 16,952
Sundram Fasteners Ltd. 4,784 49,008
Tong Yang Industry Co. Ltd. 188,788 415,907
Tube Investments of India Ltd. 1,610 46,453
TVS Holdings Ltd. 150 23,130
UNO Minda Ltd. 3,527 43,637
WeRide , Inc., ADR*(b) 3,510 20,428
ZF Commercial Vehicle Control
Systems India Ltd. 552 13,988
4,479,821
Automobiles -
1.8%
BAIC BluePark New Energy
Technology Co. Ltd., Class A* 5,000 4,461
BAIC Foton Motor Co. Ltd., Class A* 22,100 10,317
Bajaj Auto Ltd. 874 105,528
Brilliance China Automotive Holdings
Ltd.(b) 1,172,000 306,392
BYD Co. Ltd., Class A 6,900 97,934
BYD Co. Ltd., Class H(b) 47,300 567,906
China Automotive Engineering
Research Institute Co. Ltd., Class
A 4,700 10,239
China Motor Corp. 92,000 151,156
Chongqing Changan Automobile Co.
Ltd., Class A 7,908 9,223
Chongqing Changan Automobile Co.
Ltd., Class B 18,990 8,670
DongFeng Automobile Co. Ltd.,
Class A 13,800 11,658
Eicher Motors Ltd. 2,116 173,722
Ford Otomotiv Sanayi A/S 12,282 20,700
Geely Automobile Holdings Ltd. 138,000 348,449
Great Wall Motor Co. Ltd., Class A 4,700 11,709
Great Wall Motor Co. Ltd., Class H 41,000 47,475
Guangzhou Automobile Group Co.
Ltd., Class A 4,100 3,354
Guangzhou Automobile Group Co.
Ltd., Class H(b) 14,000 4,196
Hero MotoCorp Ltd. 1,794 101,268
Hong Leong Industries Bhd. 32,200 139,627
Hyundai Motor Co. 3,358 913,870
Hyundai Motor Co. (2nd Preference) 506 70,841
Hyundai Motor Co. (3rd Preference) 828 116,734
Hyundai Motor Co. (Preference) 104 13,831
Hyundai Motor India Ltd. 1,426 32,591
Kia Corp. 5,612 519,200
Investments Shares Value
Automobiles
(continued)
Li Auto, Inc., Class A* $ 13,800 $ 93,976
Mahindra & Mahindra Ltd. 12,972 462,038
Maruti Suzuki India Ltd. 1,748 260,766
NIO, Inc., Class A* 22,080 109,307
Ola Electric Mobility Ltd.* 77,096 31,238
SAIC Motor Corp. Ltd., Class A 11,800 19,796
Sanyang Motor Co. Ltd. 267,895 537,133
Seres Group Co. Ltd., Class A 2,200 20,296
Tata Motors Passenger Vehicles Ltd. 25,254 89,923
Tofas Turk Otomobil Fabrikasi A/S 2,655 15,223
TVS Motor Co. Ltd. 3,404 153,873
XPeng, Inc., Class A*(b) 18,100 116,795
Yadea Group Holdings Ltd.(a)(b) 12,000 16,420
Yulon Motor Co. Ltd. 272,247 235,865
Zhejiang Leapmotor Technology Co.
Ltd., Class H*(a)(b) 9,400 47,901
6,011,601
Banks -
12.1%
Absa Group Ltd. 19,090 262,868
Abu Dhabi Commercial Bank PJSC 73,324 299,461
Abu Dhabi Islamic Bank* 193,062 199,479
Abu Dhabi Islamic Bank PJSC 20,010 115,610
AFFIN Bank Bhd. 7,554 4,085
Agricultural Bank of China Ltd., Class
A 276,000 282,236
Agricultural Bank of China Ltd., Class
H 644,000 518,216
Ahli Bank QSC 29,516 32,937
Akbank TAS 68,356 91,190
Al Ahli Bank of Kuwait KSCP 24,720 21,412
Al Rajhi Bank 38,709 644,721
Al Rayan Bank 82,984 45,355
Alinma Bank 34,932 217,284
Alliance Bank Malaysia Bhd. 30,847 35,931
Alpha Bank SA 29,762 146,079
AMMB Holdings Bhd. 64,400 106,532
Arab National Bank 21,298 123,064
AU Small Finance Bank Ltd.(a) 6,895 75,681
Axis Bank Ltd. 30,360 391,213
Banco Bradesco SA 33,700 106,062
Banco Bradesco SA (Preference) 124,200 450,534
Banco de Bogota SA 2,792 34,357
Banco de Chile 662,492 138,217
Banco de Credito e Inversiones SA 1,288 92,805
Banco del Bajio SA(a) 13,800 45,901
Banco do Brasil SA 41,400 173,972
Banco do Estado do Rio Grande do
Sul SA (Preference), Class B 78,200 216,408
Banco Itau Chile SA 1,943 43,946
Banco Mercantil do Brasil SA
(Preference) 8,188 93,312
Banco Santander Brasil SA 9,200 51,825
Banco Santander Chile 943,966 82,341
Bandhan Bank Ltd.(a) 15,051 27,468
Bangkok Bank PCL, NVDR 13,800 79,141

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Bank AlBilad $ 10,810 $ 70,781
Bank Al-Jazira 8,970 29,020
Bank Central Asia Tbk . PT 703,800 247,390
Bank Islam Malaysia Bhd. 402,900 210,003
Bank Jago Tbk . PT* 133,400 9,045
Bank Mandiri Persero Tbk . PT 846,480 197,107
Bank Negara Indonesia Persero Tbk .
PT 322,000 63,169
Bank OCBC Nisp Tbk . PT 1,283,400 92,008
Bank of Baroda 25,712 65,375
Bank of Beijing Co. Ltd., Class A 41,700 32,260
Bank of Changsha Co. Ltd., Class A 9,400 13,276
Bank of Chengdu Co. Ltd., Class A 10,600 29,062
Bank of China Ltd., Class A 124,200 111,544
Bank of China Ltd., Class H 1,840,000 1,292,899
Bank of Chongqing Co. Ltd., Class A 5,400 9,139
Bank of Chongqing Co. Ltd., Class H 23,000 25,107
Bank of Communications Co. Ltd.,
Class A 68,500 72,890
Bank of Communications Co. Ltd.,
Class H 190,000 183,177
Bank of Hangzhou Co. Ltd., Class A 14,100 34,375
Bank of India 21,338 30,850
Bank of Jiangsu Co. Ltd., Class A 36,380 63,782
Bank of Kaohsiung Co. Ltd. 46,460 17,394
Bank of Maharashtra 28,294 23,524
Bank of Nanjing Co. Ltd., Class A 26,000 44,813
Bank of Ningbo Co. Ltd., Class A 11,950 56,460
Bank of Shanghai Co. Ltd., Class A 16,800 23,529
Bank of the Philippine Islands 54,740 91,651
Bank of Xi'an Co. Ltd., Class A 4,900 2,665
Bank Pan Indonesia Tbk . PT 1,255,800 62,462
Bank Rakyat Indonesia Persero Tbk .
PT 1,426,000 240,916
Bank Tabungan Negara Persero Tbk .
PT* 2,240,200 151,264
Banque Saudi Fransi 26,266 138,202
BDO Unibank, Inc. 51,434 104,599
BNK Financial Group, Inc. 7,268 77,334
BOC Hong Kong Holdings Ltd. 85,500 569,157
Boubyan Bank KSCP 21,938 45,663
Burgan Bank SAK 36,468 22,159
Canara Bank 45,713 59,877
Capitec Bank Holdings Ltd. 1,288 366,845
Central Bank of India Ltd. 22,724 7,376
Chang Hwa Commercial Bank Ltd. 169,705 132,324
China Banking Corp. 27,990 24,255
China CITIC Bank Corp. Ltd., Class A 14,500 16,805
China CITIC Bank Corp. Ltd., Class
H 184,000 181,381
China Construction Bank Corp.,
Class A 37,800 60,782
China Construction Bank Corp.,
Class H 2,254,000 2,647,335
Investments Shares Value
Banks
(continued)
China Everbright Bank Co. Ltd.,
Class A $ 64,400 $ 30,255
China Everbright Bank Co. Ltd.,
Class H 53,000 21,561
China Merchants Bank Co. Ltd.,
Class A 36,800 216,081
China Merchants Bank Co. Ltd.,
Class H(b) 62,500 405,689
China Minsheng Banking Corp. Ltd.,
Class A 47,400 25,430
China Minsheng Banking Corp. Ltd.,
Class H 161,000 74,529
China Zheshang Bank Co. Ltd.,
Class A 14,100 6,332
China Zheshang Bank Co. Ltd.,
Class H(b) 60,900 18,561
Chongqing Rural Commercial Bank
Co. Ltd., Class A 18,800 18,835
Chongqing Rural Commercial Bank
Co. Ltd., Class H 46,000 38,482
CIMB Group Holdings Bhd. 197,840 381,979
City Union Bank Ltd. 23,671 51,229
CNPC Capital Co. Ltd., Class A 14,700 15,686
Commercial Bank PSQC (The) 71,852 81,305
Commercial International Bank -
Egypt (CIB) 61,324 169,046
Commercial International Bank -
Egypt (CIB) (Registered), GDR(a) 440 1,185
CrediaBank SA* 7,314 8,415
Credicorp Ltd. 1,564 626,507
Credit Bank of Moscow PJSC*‡ 229,590 —
CTBC Financial Holding Co. Ltd. 446,271 896,160
Doha Bank QPSC 941,298 749,212
Dubai Islamic Bank PJSC 69,368 137,308
Dukhan Bank 22,264 19,873
E.Sun Financial Holding Co. Ltd. 217,092 259,618
Emirates NBD Bank PJSC 56,948 468,261
Eurobank SA 57,638 295,104
Far Eastern International Bank 121,884 50,912
Federal Bank Ltd. 25,346 95,325
First Abu Dhabi Bank PJSC 102,209 539,875
First Financial Holding Co. Ltd. 138,000 156,920
Grupo Aval Acciones y Valores SA
(Preference) 106,455 28,554
Grupo Cibest SA 6,302 179,091
Grupo Cibest SA (Preference) 9,798 231,982
Grupo Financiero Banorte SAB de
CV, Class O 64,400 744,499
Grupo Financiero Inbursa SAB de
CV, Class O 50,600 129,749
Gulf Bank KSCP 40,318 45,869
Haci Omer Sabanci Holding A/S 12,604 22,410
Hana Financial Group, Inc. 6,256 550,258
HDFC Bank Ltd. 150,420 1,179,445
Hong Leong Bank Bhd. 18,400 99,238
Hong Leong Financial Group Bhd. 4,900 22,207
Housing & Development Bank 6,798 11,031

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Hua Nan Financial Holdings Co. Ltd. $ 144,918 $ 195,950
Huaxia Bank Co. Ltd., Class A 36,000 37,187
Huishang Bank Corp. Ltd., Class H 38,000 24,617
ICICI Bank Ltd. 68,678 1,033,175
IDFC First Bank Ltd. 80,362 71,321
iM Financial Group Co. Ltd. 59,340 705,487
Indian Bank 7,117 62,394
IndusInd Bank Ltd. 6,762 71,752
Industrial & Commercial Bank of
China Ltd., Class A 197,800 234,222
Industrial & Commercial Bank of
China Ltd., Class H 1,748,000 1,674,082
Industrial Bank Co. Ltd., Class A 36,800 103,077
Industrial Bank of Korea 5,796 83,950
Intercorp Financial Services, Inc.(a) 856 49,648
Itau Unibanco Holding SA 10,000 89,831
Itau Unibanco Holding SA
(Preference) 123,265 1,040,583
Itausa SA 21,926 60,073
Itausa SA (Preference) 145,626 396,121
Jammu & Kashmir Bank Ltd. (The) 168,912 276,165
JB Financial Group Co. Ltd. 2,885 53,523
Jiangsu Changshu Rural Commercial
Bank Co. Ltd., Class A 8,917 8,497
K Bank Co. Ltd.* 4,002 15,691
KakaoBank Corp. 3,910 60,610
Karur Vysya Bank Ltd. (The) 15,400 55,272
Kasikornbank PCL, NVDR 27,600 201,674
KB Financial Group, Inc. 8,234 973,156
Kiatnakin Phatra Bank PCL, NVDR 5,100 16,953
Komercni Banka A/S 1,702 84,970
Kotak Mahindra Bank Ltd. 70,656 289,022
Krung Thai Bank PCL, NVDR 78,200 103,627
Kuwait Finance House KSCP 187,726 476,293
Kuwait International Bank KSCP 13,655 11,254
Kuwait Projects Co. Holding KSCP* 27,462 7,083
Malayan Banking Bhd. 179,400 478,517
Mashreqbank PSC 552 38,626
MBSB Bhd. 119,900 18,631
Mega Financial Holding Co. Ltd. 171,964 282,536
Metropolitan Bank & Trust Co. 35,250 37,830
Moneta Money Bank A/S(a) 6,992 63,896
National Bank of Greece SA 18,998 351,916
National Bank of Kuwait SAKP 124,759 345,970
National Bank of Ras Al-Khaimah
PSC (The) 15,272 38,089
Nedbank Group Ltd. 10,212 172,536
O-Bank Co. Ltd. 92,000 29,178
OTP Bank Nyrt . 4,646 686,435
Philippine National Bank 228,620 232,653
Ping An Bank Co. Ltd., Class A 30,600 52,742
Piraeus Bank SA* 16,606 191,060
Postal Savings Bank of China Co.
Ltd., Class H(a)(b) 184,000 119,200
Investments Shares Value
Banks
(continued)
Public Bank Bhd. $ 354,200 $ 448,113
Punjab National Bank 46,368 54,773
Qatar International Islamic Bank QSC 15,410 45,794
Qatar Islamic Bank QPSC 25,484 151,602
Qatar National Bank QPSC 99,314 451,973
RBL Bank Ltd.(a) 18,906 74,403
Regional SAB de CV 1,197 9,812
RHB Bank Bhd. 87,451 182,970
Riyad Bank 43,485 235,517
Saudi Awwal Bank 22,448 202,274
Saudi Investment Bank (The) 12,144 44,819
Saudi National Bank (The) 66,470 693,815
Sberbank of Russia PJSC*‡ 369,050 —
Sberbank of Russia PJSC
(Preference)*‡ 39,708 —
SCB X PCL, NVDR 18,400 84,306
Shanghai Commercial & Savings
Bank Ltd. (The) 92,920 130,673
Shanghai Pudong Development
Bank Co. Ltd., Class A 64,400 90,765
Shanghai Rural Commercial Bank
Co. Ltd., Class A 20,000 25,461
Sharjah Islamic Bank 53,299 42,084
Shinhan Financial Group Co. Ltd. 10,488 740,788
SinoPac Financial Holdings Co. Ltd. 204,531 256,938
South Indian Bank Ltd. (The) 477,020 233,473
Standard Bank Group Ltd. 29,670 590,164
State Bank of India 25,300 272,423
Taichung Commercial Bank Co. Ltd. 62,132 39,410
Taiwan Business Bank 184,000 103,617
Taiwan Cooperative Financial
Holding Co. Ltd. 154,738 132,144
Tamilnad Mercantile Bank Ltd. 28,888 257,862
Thanachart Capital PCL, NVDR 19,300 45,226
Tisco Financial Group PCL, NVDR 9,400 36,173
TMBThanachart Bank PCL, NVDR 1,117,900 102,441
TS Financial Holding Co. Ltd. 584,474 650,139
Turkiye Garanti Bankasi A/S 13,019 33,804
Turkiye Is Bankasi A/S, Class B 1 9,866
Turkiye Is Bankasi A/S, Class C 175,214 45,974
Turkiye Vakiflar Bankasi TAO, Class
D* 26,299 16,170
Ujjivan Small Finance Bank Ltd.*(a) 33,442 25,148
Union Bank of India Ltd. 37,950 68,108
Union Bank of Taiwan 63,713 40,906
VTB Bank PJSC*‡ 27,302 —
Warba Bank KSCP 41,674 37,579
Woori Financial Group, Inc. 14,720 346,912
Yapi ve Kredi Bankasi A/S* 74,579 51,409
Yes Bank Ltd.* 243,110 58,016
41,275,601
Beverages -
0.6%
Ambev SA 101,200 318,500
Anadolu Efes Biracilik ve Malt
Sanayii A/S, Class B 53,500 24,631

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Anhui Gujing Distillery Co. Ltd., Class
A $ 600 $ 8,443
Anhui Gujing Distillery Co. Ltd., Class
B 1,100 8,892
Arca Continental SAB de CV 10,082 115,321
Becle SAB de CV(b) 9,200 8,251
Carabao Group PCL, NVDR 18,100 27,779
Carlsberg Brewery Malaysia Bhd. 4,600 17,943
China Foods Ltd. 276,000 121,429
China Resources Beer Holdings Co.
Ltd. 31,107 93,857
Chongqing Brewery Co. Ltd., Class A 1,800 12,410
Cia Cervecerias Unidas SA 7,263 42,124
Coca-Cola Icecek A/S 21,666 41,509
Eastroc Beverage Group Co. Ltd.,
Class A 1,014 20,423
Embotelladora Andina SA
(Preference), Class A 4,140 16,052
Embotelladora Andina SA
(Preference), Class B 10,506 52,390
Emperador, Inc. 26,200 6,736
Ginebra San Miguel, Inc. 28,980 126,107
Guangzhou Zhujiang Brewery Co.
Ltd., Class A 1,700 2,270
Heineken Malaysia Bhd. 500 2,347
Hite Jinro Co. Ltd. 13,294 143,598
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 600 3,815
JiuGui Liquor Co. Ltd., Class A 500 3,101
Kweichow Moutai Co. Ltd., Class A 1,200 240,194
Lotte Chilsung Beverage Co. Ltd. 1,564 110,797
Luzhou Laojiao Co. Ltd., Class A 1,000 13,476
Nongfu Spring Co. Ltd., Class H(a)(b) 26,000 145,159
Osotspa PCL, NVDR 31,100 16,392
Radico Khaitan Ltd. 1,373 62,463
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A 960 18,103
Tilaknagar Industries Ltd. 3,060 14,918
Tsingtao Brewery Co. Ltd., Class H 10,000 59,427
United Breweries Ltd. 1,379 20,505
United Spirits Ltd. 4,968 78,929
Varun Beverages Ltd. 18,609 86,263
Wuliangye Yibin Co. Ltd., Class A 3,600 41,615
ZJLD Group, Inc.(a)(b) 7,000 7,115
2,133,284
Biotechnology -
0.6%
Abbisko Cayman Ltd.* 7,000 9,007
ABLBio , Inc.* 460 21,553
Akeso , Inc.*(a)(b) 7,000 83,867
Alphamab Oncology*(a) 25,000 23,815
Alteogen , Inc. 506 109,491
APRILBIO Co. Ltd.* 690 10,720
Ascentage Pharma Group
International*(a)(b) 4,500 19,397
Investments Shares Value
Biotechnology
(continued)
BeOne Medicines Ltd., Class A* $ 405 $ 15,429
BeOne Medicines Ltd., Class H* 10,900 269,664
Biocon Ltd. 9,395 41,916
CanSino Biologics, Inc., Class H*(a) 800 2,375
CARsgen Therapeutics Holdings
Ltd.*(a)(b) 9,000 15,391
Celltrion, Inc. 2,076 271,859
CStone Pharmaceuticals*(a) 22,500 12,395
D&D PharmaTech , Inc.* 1,275 45,073
Dizal Jiangsu Pharmaceutical Co.
Ltd., Class A* 1,201 9,086
Duality Biotherapeutics, Inc.* 400 9,274
Everest Medicines Ltd.*(a)(b) 5,500 17,745
GC Biopharma Corp. 138 11,219
Hugel, Inc.* 194 31,637
InnoCare Pharma Ltd., Class H*(a) 20,000 34,789
Innovent Biologics, Inc.*(a) 19,500 215,600
Keymed Biosciences, Inc.*(a) 4,000 37,288
L&C Bio Co. Ltd. 805 29,305
Lepu Biopharma Co. Ltd., Class
H*(a)(b) 45,000 24,561
Naturecell Co. Ltd.* 1,980 30,553
OliX Pharmaceuticals, Inc.* 598 39,763
Pell Bio-Med Technology Co. Ltd.* 2,000 49,259
PharmaEssentia Corp. 4,799 157,389
PharmaResearch Co. Ltd. 234 55,558
Qurient Co. Ltd.* 1,058 12,363
Remegen Co. Ltd., Class A* 450 7,539
Remegen Co. Ltd., Class H*(a) 3,000 31,276
Shanghai Henlius Biotech, Inc.,
Class H*(a)(b) 3,100 22,000
Shanghai Junshi Biosciences Co.
Ltd., Class A* 1,629 8,814
Shanghai RAAS Blood Products Co.
Ltd., Class A 13,800 10,594
Sichuan Kelun -Biotech
Biopharmaceutical Co. Ltd., Class
H* 300 18,509
SK Bioscience Co. Ltd.* 1,150 27,304
SunMax Biotechnology Co. Ltd. 1,000 11,851
Voronoi, Inc.* 135 10,501
Zai Lab Ltd.*(b) 18,700 34,102
1,899,831
Broadline Retail -
2.1%
Alibaba Group Holding Ltd. 239,200 3,568,966
CCOOP Group Co. Ltd., Class A* 45,000 9,470
Central Retail Corp. PCL, NVDR 60,275 48,285
Easyhome New Retail Group Co.
Ltd., Class A* 14,400 4,844
El Puerto de Liverpool SAB de CV,
Class C1 5,200 31,184
Falabella SA 17,756 118,874
Far Eastern Department Stores Ltd. 368,000 252,211
GoTo Gojek Tokopedia Tbk . PT,
Class A* 12,906,200 35,862
Hyundai Department Store Co. Ltd. 4,508 375,640

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Broadline Retail
(continued)
JD.com, Inc., Class A $ 58,450 $ 947,383
Lotte Shopping Co. Ltd. 4,462 367,113
Magazine Luiza SA 153,390 151,861
MINISO Group Holding Ltd. 7,968 26,053
momo.com, Inc. 1,891 14,364
Naspers Ltd., Class N 10,074 527,996
Poya International Co. Ltd. 1,028 22,902
Shinsegae, Inc. 2,300 682,402
Vishal Mega Mart Ltd.* 34,638 38,880
Woolworths Holdings Ltd. 20,680 58,699
7,282,989
Building Products -
0.1%
Astral Ltd. 1,227 18,628
Beijing New Building Materials plc,
Class A 4,500 12,858
Blue Star Ltd. 1,974 34,782
China Lesso Group Holdings Ltd. 322,000 166,305
Kajaria Ceramics Ltd. 2,760 34,662
Sung Kwang Bend Co. Ltd. 414 7,768
Supreme Industries Ltd. 997 36,210
Taiwan Glass Industry Corp.* 31,834 45,014
Xinyi Glass Holdings Ltd.(b) 50,642 60,190
Zhuzhou Kibing Group Co. Ltd.,
Class A 8,800 7,382
423,799
Capital Markets -
2.3%
360 ONE WAM Ltd. 4,510 53,662
Aditya Birla Sun Life Asset
Management Co. Ltd. 598 6,341
Administradora de Fondos de
Pensiones Habitat SA 70,840 102,955
Anand Rathi Wealth Ltd. 1,476 32,079
Angel One Ltd. 5,520 17,237
Authum Investment & Infrastucture
Ltd. 2,530 14,300
B3 SA - Brasil Bolsa Balcao 69,000 213,628
Banco BTG Pactual SA 18,400 205,706
Billionbrains Garage Ventures
Ltd.*(a) 10,166 20,709
Bolsa Mexicana de Valores SAB de
CV 18,100 40,153
Boursa Kuwait Securities Co. KPSC 1,296 11,749
Bursa Malaysia Bhd. 9,500 19,993
Caitong Securities Co. Ltd., Class A 2,820 3,502
Capital Securities Co. Ltd., Class A 4,400 9,540
Capital Securities Corp. 825,503 873,548
China Bills Finance Corp. 343,312 177,929
China Cinda Asset Management Co.
Ltd., Class H(b) 3,634,000 458,792
China CITIC Financial Asset
Management Co. Ltd., Class H*(a)
(b) 423,000 31,826
China Everbright Ltd.(b) 284,000 211,508
Investments Shares Value
Capital Markets
(continued)
China Galaxy Securities Co. Ltd.,
Class A $ 14,400 $ 26,954
China Galaxy Securities Co. Ltd.,
Class H 88,000 85,401
China International Capital Corp.
Ltd., Class H(a)(b) 37,600 103,571
China Merchants Securities Co. Ltd.,
Class A 11,820 30,813
China Merchants Securities Co. Ltd.,
Class H(a) 7,200 13,378
Choice International Ltd.* 3,559 30,696
CITIC Securities Co. Ltd., Class A 13,800 58,145
CITIC Securities Co. Ltd., Class H 23,000 80,132
Coronation Fund Managers Ltd. 124,706 319,766
CRISIL Ltd. 384 17,546
CSC Financial Co. Ltd., Class A 4,900 18,714
CSC Financial Co. Ltd., Class H(a) 321,500 482,972
Daishin Securities Co. Ltd. 11,500 208,512
Daishin Securities Co. Ltd.
(Preference) 8,418 116,082
Daou Technology, Inc. 8,464 217,581
Dubai Financial Market PJSC 26,726 10,260
Edelweiss Financial Services Ltd. 14,628 17,703
EFG Holding S.A.E. 411,378 210,716
Everbright Securities Co. Ltd., Class
A 4,700 10,309
Founder Securities Co. Ltd., Class A 3,000 3,157
GF Securities Co. Ltd., Class A 14,700 46,534
GF Securities Co. Ltd., Class H 18,800 40,949
Guangzhou Yuexiu Capital Holdings
Group Co. Ltd., Class A 13,800 16,075
Guolian Minsheng Securities Co.
Ltd., Class A 9,200 12,285
Guosen Securities Co. Ltd., Class A 14,600 22,330
Guotai Haitong Securities Co. Ltd.,
Class A 23,014 62,621
Guotai Haitong Securities Co. Ltd.,
Class H(a)(b) 55,351 105,385
Guotai Junan International Holdings
Ltd.(b) 92,000 24,403
Hanwha Investment & Securities Co.
Ltd.* 45,237 131,678
HDFC Asset Management Co. Ltd.(a) 2,944 80,710
Hedef Holdings A/S* 7,958 50,947
Huatai Securities Co. Ltd., Class A 9,500 27,623
Huatai Securities Co. Ltd., Class H(a) 27,600 59,448
IBF Financial Holdings Co. Ltd. 105,424 50,887
Indian Energy Exchange Ltd.(a) 15,730 21,801
Industrial Securities Co. Ltd., Class A 12,250 10,965
International Financial Advisors KSC* 13,909 16,408
Investec Ltd. 4,653 40,325
Is Yatirim Menkul Degerler A/S 14,639 10,639
JM Financial Ltd. 185,380 237,342
JSE Ltd. 31,326 285,225
J-Yuan Trust Co. Ltd., Class A* 22,100 8,385
Kfin Technologies Ltd. 3,015 29,636

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
KIWOOM Securities Co. Ltd. $ 344 $ 70,817
Korea Investment Holdings Co. Ltd. 966 139,916
Maharashtra Scooters Ltd. 92 12,543
Mirae Asset Securities Co. Ltd. 2,936 71,150
Mirae Asset Securities Co. Ltd.
(Preference) 1,702 13,060
Mirae Asset Venture Investment Co.
Ltd.* 598 5,243
Moscow Exchange MICEX-RTS
PJSC*‡ 29,911 —
Motilal Oswal Financial Services Ltd. 2,350 20,983
Multi Commodity Exchange of India
Ltd. 1,542 43,509
National Securities Depository Ltd. 2,392 20,444
NH Investment & Securities Co. Ltd. 3,266 65,288
Ninety One Ltd. 8,464 23,176
Nippon Life India Asset Management
Ltd.(a) 2,736 33,303
Noor Financial Investment Co. KSC 80,776 110,695
Nuvama Wealth Management Ltd. 690 13,044
Orient Securities Co. Ltd., Class A 12,032 16,387
Orient Securities Co. Ltd., Class H(a) 20,400 14,855
Pihsiang Machinery Manufacturing
Co. Ltd.*‡ 5,000 —
Polaris Bay Group Co. Ltd., Class A* 13,800 12,271
President Securities Corp. 410,867 550,467
Prudent Corporate Advisory Services
Ltd. 322 11,110
PSG Financial Services Ltd. 15,750 32,069
Reinet Investments SCA 3,404 92,347
Samsung Securities Co. Ltd. 1,564 109,481
Saudi Tadawul Group Holding Co. 368 11,622
Shenwan Hongyuan Group Co. Ltd.,
Class A 19,700 13,693
Shenwan Hongyuan Group Co. Ltd.,
Class H(a) 40,800 13,372
Shinyoung Securities Co. Ltd. 1,886 185,597
Sociedad de Inversiones Oro Blanco
SA 1,228,479 13,363
SPIC Industry-Finance Holdings Co.
Ltd., Class A 10,000 8,151
Tata Investment Corp. Ltd. 2,400 17,090
Tera Finansal Yatirimlar Holding A/S* 414 16,151
Tera Yatirim Menkul Degerler A/S* 4,140 15,680
Tianfeng Securities Co. Ltd., Class A* 27,000 14,845
UTI Asset Management Co. Ltd. 2,576 24,382
Xiangcai Co. Ltd., Class A* 4,900 6,332
Yuanta Futures Co. Ltd. 53,924 146,160
Zhejiang Orient Holdings Group Co.
Ltd., Class A 13,800 10,635
7,939,397
Chemicals -
2.3%
Aarti Industries Ltd. 9,246 47,395
Investments Shares Value
Chemicals
(continued)
Abou Kir Fertilizers & Chemical
Industries $ 7,584 $ 10,824
ADAMA Ltd., Class A* 4,900 3,871
Advanced Petrochemical Co.* 5,566 32,606
Anupam Rasayan India Ltd.* 1,242 15,722
Asian Paints Ltd. 9,246 266,222
Atul Ltd. 495 34,948
Avia Avian Tbk . PT 579,600 10,436
Barito Pacific Tbk . PT 431,799 44,274
BASF India Ltd. 540 20,565
Bayer CropScience Ltd. 47 2,086
Berger Paints India Ltd. 4,632 25,266
Boubyan Petrochemicals Co. KSCP 176,439 353,562
Braskem SA (Preference), Class A* 69,000 81,078
Carborundum Universal Ltd. 4,653 51,877
Castrol India Ltd. 13,488 26,182
Cathay Biotech, Inc., Class A 1,518 10,238
Chambal Fertilisers and Chemicals
Ltd. 84,640 389,336
Chandra Asri Pacific Tbk . PT 141,600 16,998
China Hainan Rubber Industry Group
Co. Ltd., Class A 9,600 7,071
China Lumena New Materials
Corp.*‡ 22,200 —
China Petrochemical Development
Corp.* 1,426,000 334,008
China Risun Group Ltd.(a)(b) 414,000 97,671
China XLX Fertiliser Ltd. 188,000 219,848
Coromandel International Ltd. 1,898 41,248
Daxin Materials Corp. 1,221 11,768
DCM Shriram Ltd. 1,125 12,190
Deepak Fertilisers & Petrochemicals
Corp. Ltd. 2,295 37,349
Deepak Nitrite Ltd. 1,440 25,086
DL Holdings Co. Ltd.* 4,232 127,491
Dongjin Semichem Co. Ltd. 1,334 36,632
Dongyue Group Ltd. 33,000 49,911
EID Parry India Ltd.* 41,078 327,216
Eternal Materials Co. Ltd. 16,388 30,374
Everlight Chemical Industrial Corp.* 18,000 17,711
Fertiglobe plc 8,602 6,230
Finolex Industries Ltd. 4,193 7,135
Formosa Chemicals & Fibre Corp. 51,209 90,949
Formosa Plastics Corp. 56,985 96,976
Fufeng Group Ltd.(b) 46,000 30,387
Ganfeng Lithium Group Co. Ltd.,
Class H(a) 6,200 29,112
Grace Fabric Technology Co. Ltd..,
Class A 700 13,292
Grandit Co. Ltd., Class A 3,971 11,494
Guangzhou Guanggang Gases &
Energy Co. Ltd., Class A 3,870 18,044
Gubre Fabrikalari TAS* 1,794 15,043
Gujarat Fluorochemicals Ltd. 365 16,705
Han Kuk Carbon Co. Ltd. 1,284 19,228
Hansol Chemical Co. Ltd. 318 46,394

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Hanwha Solutions Corp.* $ 2,508 $ 44,858
Hengli Petrochemical Co. Ltd., Class
A 13,800 34,196
Hextar Global Bhd. 70,380 13,261
Himadri Speciality Chemical Ltd. 4,493 35,347
Huabao International Holdings Ltd. 17,000 7,067
Hyosung TNC Corp. 828 178,876
Impack Pratama Industri Tbk . PT* 234,600 20,143
Indorama Ventures PCL, NVDR 19,900 13,170
Inner Mongolia Berun Chemical Co.
Ltd., Class A 9,200 8,153
ISU Specialty Chemical* 782 28,742
Jiangsu Eastern Shenghong Co. Ltd.,
Class A* 6,300 10,989
Jinan Acetate Chemical Co. Ltd. 224,357 334,949
JSW Dulux Ltd. 398 12,258
Jubilant Ingrevia Ltd. 2,701 20,826
Kansai Nerolac Paints Ltd. 4,002 8,252
KCC Corp. 106 28,848
Kolon Industries, Inc. 920 31,007
KuibyshevAzot PJSC*‡ 9,900 —
Kumho Petrochemical Co. Ltd. 423 33,942
Lake Materials Co. Ltd. 1,440 10,949
LB Group Co. Ltd., Class A 4,600 11,167
LG Chem Ltd. 1,058 191,460
LG Chem Ltd. (Preference) 90 7,487
Linde India Ltd. 282 19,935
Lotte Chemical Corp. 517 20,489
LOTTE Fine Chemical Co. Ltd. 5,428 169,994
Luxi Chemical Group Co. Ltd., Class
A 1,800 3,372
Meihua Holdings Group Co. Ltd.,
Class A 10,900 13,133
Mesaieed Petrochemical Holding Co. 102,228 30,716
Misr Fertilizers Production Co. SAE 19,988 14,310
Nan Pao Resins Chemical Co. Ltd. 2,000 19,091
Nan Ya Plastics Corp. 73,764 364,038
National Industrialization Co.* 12,834 29,048
Navin Fluorine International Ltd. 450 35,690
Ningbo Shanshan Co. Ltd., Class A* 4,500 8,490
Ningxia Baofeng Energy Group Co.
Ltd., Class A 8,700 30,029
Nizhnekamskneftekhim PJSC*‡ 28,600 —
Nizhnekamskneftekhim PJSC
(Preference)*‡ 26,400 —
OCI Co. Ltd.* 184 8,892
OCI Holdings Co. Ltd. 230 30,700
Omnia Holdings Ltd. 59,340 378,421
Orbia Advance Corp. SAB de CV* 36,800 51,837
Organichesky Sintez PJSC*‡ 11,550 —
Paradeep Phosphates Ltd.(a) 173,466 267,848
PCBL Chemical Ltd. 6,996 23,309
Peric Special Gases Co. Ltd., Class A 631 24,875
Petkim Petrokimya Holding A/S* 51,612 20,764
Petronas Chemicals Group Bhd. 31,300 36,612
Investments Shares Value
Chemicals
(continued)
PhosAgro PJSC*‡ $ 1,540 $ —
PI Industries Ltd. 1,189 34,284
Pidilite Industries Ltd. 6,486 109,538
Privi Speciality Chemicals Ltd. 450 17,059
PTT Global Chemical PCL, NVDR 21,700 23,882
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 6,500 26,318
Rongsheng Petrochemical Co. Ltd.,
Class A 14,600 26,744
SABIC Agri-Nutrients Co. 3,174 103,870
Sahara International Petrochemical
Co. 1,892 6,413
Sasa Polyester Sanayi A/S* 73,575 3,824
Sasol Ltd.* 12,374 145,247
Satellite Chemical Co. Ltd., Class A 4,662 17,542
Saudi Aramco Base Oil Co. 983 33,164
Saudi Basic Industries Corp. 11,362 150,061
Saudi Industrial Investment Group 4,363 13,883
Saudi Kayan Petrochemical Co.* 7,875 10,485
Scientex Bhd. 24,900 22,545
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A 1,963 6,269
Shanghai Chlor-Alkali Chemical Co.
Ltd., Class B 10,000 6,640
Shanghai Pret Composites Co. Ltd.,
Class A 4,400 5,934
Shanghai Putailai New Energy
Technology Group Co. Ltd., Class
A 4,060 14,320
Shinkong Synthetic Fibers Corp. 486,961 312,647
Shiny Chemical Industrial Co. Ltd. 2,322 10,813
Sichuan Hebang Biotechnology Co.
Ltd., Class A* 18,400 6,463
Sichuan Yahua Industrial Group Co.
Ltd., Class A 3,600 9,353
Sinofert Holdings Ltd. 1,196,000 198,276
SKC Co. Ltd.* 268 13,572
Sociedad Quimica y Minera de Chile
SA (Preference), Class B 1,932 130,468
Solar Applied Materials Technology
Corp. 12,078 37,147
Solar Industries India Ltd. 373 71,895
Soulbrain Co. Ltd. 184 32,588
SRF Ltd. 1,780 48,924
Sumitomo Chemical India Ltd. 2,585 13,825
Supreme Petrochem Ltd. 2,115 15,808
Taiwan Fertilizer Co. Ltd. 32,360 45,858
Taiwan Speciality Chemicals Corp. 2,000 13,398
Tata Chemicals Ltd. 2,679 18,912
Tianqi Lithium Corp., Class A* 800 5,377
Tinergy Chemical Co. Ltd., Class A 7,975 5,484
Tongkun Group Co. Ltd., Class A 4,600 15,271
Unipar Carbocloro SA (Preference),
Class B 3,300 41,043
UPL Ltd. 12,282 77,787
Vinati Organics Ltd. 855 11,690

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Wanhua Chemical Group Co. Ltd.,
Class A $ 4,100 $ 45,274
Yanbu National Petrochemical Co. 4,275 34,947
Yunnan Yuntianhua Co. Ltd., Class A 4,700 20,806
Zangge Mining Co. Ltd., Class A 2,400 28,675
Zhejiang Longsheng Group Co. Ltd.,
Class A 9,600 18,894
Zhejiang NHU Co. Ltd., Class A 4,800 21,348
7,992,154
Commercial Services & Supplies -
0.3%
Catrion Catering Holding Co. 1,912 35,511
China Everbright Environment Group
Ltd.(b) 96,000 62,436
China Southern Power Grid Energy
Efficiency & Clean Energy Co.
Ltd., Class A 9,400 7,732
Cleanaway Co. Ltd. 47,201 36,147
Doms Industries Ltd. 368 8,716
Dynagreen Environmental Protection
Group Co. Ltd., Class H(a)(b) 156,000 110,809
Frontken Corp. Bhd. 28,200 35,953
GPS Participacoes e
Empreendimentos SA(c) 160,930 371,232
HD Hyundai Marine Solution Co. Ltd. 276 35,620
Indian Railway Catering & Tourism
Corp. Ltd. 4,635 23,793
KEPCO Plant Service & Engineering
Co. Ltd. 598 18,854
L&K Engineering Co. Ltd. 3,508 76,740
Orizon Valorizacao de Residuos SA* 2,800 38,853
Parkin Co. PJSC 14,922 22,508
S-1 Corp. 623 31,113
Taiwan Secom Co. Ltd. 12,108 40,836
Tuhu Car, Inc., Class A*(a)(b) 14,500 22,319
979,172
Communications Equipment -
0.4%
Accton Technology Corp. 6,934 455,916
Arcadyan Technology Corp. 58,370 311,545
Astra Microwave Products Ltd. 966 18,847
Browave Corp. 1,175 19,778
EZconn Corp. 1,000 35,737
Fiberhome Telecommunication
Technologies Co. Ltd., Class A 2,500 12,260
FOCI Fiber Optic Communications,
Inc.* 2,144 31,876
Glarun Technology Co. Ltd., Class A 1,800 6,456
Hengtong Optic-electric Co. Ltd.,
Class A 4,700 33,163
Intellian Technologies, Inc. 276 11,267
Jiangsu Etern Co. Ltd., Class A 2,800 13,295
LuxNet Corp. 3,840 43,962
Seojin System Co. Ltd.* 1,373 31,780
Sercomm Corp. 92,000 234,277
Investments Shares Value
Communications Equipment
(continued)
Sterlite Technologies Ltd.* $ 7,820 $ 45,655
Taihan Fiberoptics Co. Ltd.* 4,830 28,898
WNC Corp. 6,218 42,712
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co., Class A 500 20,118
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co., Class H(a)(b) 5,500 67,859
ZTE Corp., Class A 3,100 15,533
ZTE Corp., Class H(b) 10,400 32,971
1,513,905
Construction & Engineering -
1.4%
Acter Group Corp. Ltd. 1,810 51,804
Aktor Holding Co. Technical and
Energy Projects SA*(b) 1,395 16,724
BES Engineering Corp.* 55,692 20,420
CCCC Design & Consulting Group
Co. Ltd., Class A 9,400 7,383
Cemindia Projects Ltd. 2,070 29,674
Central New Energy Holding Group
Ltd.*(b) 15,000 15,705
Century Wind Power Co. Ltd. 30,000 142,950
CH Karnchang PCL, NVDR 169,000 92,617
China Communications Services
Corp. Ltd., Class H 828,000 450,872
China Conch Venture Holdings Ltd.
(b) 46,000 51,798
China Energy Engineering Corp. Ltd.,
Class A 84,700 32,637
China Energy Engineering Corp. Ltd.,
Class H(b) 104,000 14,589
China Railway Group Ltd., Class A 44,300 30,266
China Railway Group Ltd., Class H(b) 74,000 34,067
China Southern Power Grid
Technology Co. Ltd., Class A 926 5,750
CTCI Corp. 310,015 338,130
Daewoo Engineering & Construction
Co. Ltd.* 3,128 28,039
DL E&C Co. Ltd. 11,292 463,339
Engineers India Ltd. 9,696 22,598
Enka Insaat ve Sanayi A/S 13,946 25,706
Estithmar Holding QPSC* 28,333 32,839
Gamuda Bhd. 80,200 83,801
GEK Terna SA 1,042 54,213
GS Engineering & Construction Corp. 26,864 441,861
Guangdong Construction
Engineering Group Co. Ltd., Class
A 27,900 13,728
HDC Holdings Co. Ltd. 7,498 104,973
Hwang Chang General Contractor
Co. Ltd. 15,578 17,834
Hyundai Engineering & Construction
Co. Ltd. 1,038 68,875
Hyundai Movex Co. Ltd. 1,627 24,307
IJM Corp. Bhd. 67,500 39,643
IPARK Hyundai Development Co.,
Class E 13,340 185,733

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
IRB Infrastructure Developers Ltd. $ 78,878 $ 16,534
IRCON International Ltd.(a) 7,912 10,447
Kalpataru Projects International Ltd. 2,050 27,707
KEC International Ltd. 3,398 16,701
Kelington Group Bhd. 23,000 46,771
KEPCO Engineering & Construction
Co., Inc. 235 14,670
Kerjaya Prospek Group Bhd. 133,400 82,916
Larsen & Toubro Ltd. 8,924 368,399
Metallurgical Corp. of China Ltd.,
Class A 42,300 17,052
Metallurgical Corp. of China Ltd.,
Class H 106,000 20,277
NBCC India Ltd. 21,225 21,088
NCC Ltd. 198,804 293,950
NMDC Group PJSC 3,404 21,187
Power Construction Corp. of China
Ltd., Class A 35,600 25,800
Rail Vikas Nigam Ltd.(a) 8,864 20,947
Ruentex Engineering & Construction
Co. 3,108 15,723
Run Long Construction Co. Ltd. 11,324 11,563
Samsung E&A Co. Ltd. 2,392 73,486
Shanghai Tunnel Engineering Co.
Ltd., Class A 14,100 11,807
Sichuan Road and Bridge Group Co.
Ltd., Class A 9,200 12,312
Sinoma International Engineering
Co., Class A 9,200 10,867
Sinopec Engineering Group Co. Ltd.,
Class H 552,000 381,534
Sunway Construction Group Bhd. 9,200 17,830
Techno Electric & Engineering Co.
Ltd. 1,479 15,195
Tekfen Holding A/S 6,026 19,590
United Integrated Services Co. Ltd. 2,550 86,791
Voltas Ltd. 2,852 39,721
Waaree Renewable Technologies
Ltd.* 1,242 11,887
Waskita Karya Persero Tbk . PT*‡ 173,900 —
Yankey Engineering Co. Ltd. 1,277 25,683
4,681,310
Construction Materials -
0.9%
ACC Ltd. 1,141 16,232
Ambuja Cements Ltd. 11,362 51,466
Anhui Conch Cement Co. Ltd., Class
A 5,100 14,028
Anhui Conch Cement Co. Ltd., Class
H(b) 28,000 66,022
Apex Investment Co. PSC* 10,350 9,074
Asia Cement Corp. 67,631 69,056
Baticim Bati Anadolu Sanayi ve
Ticaret A/S* 1,193,746 123,080
Baticim Cimento Sanayi A/S* 10,492 7,850
Investments Shares Value
Construction Materials
(continued)
BBMG Corp., Class A $ 50,600 $ 10,649
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., Class A 9,200 16,198
Berkah Beton Sadaya Tbk . PT*‡ 425,000 40
Cementos Argos SA 10,643 37,274
Cemex SAB de CV 333,888 394,691
China National Building Material Co.
Ltd., Class H(b) 94,462 44,933
China Resources Building Materials
Technology Holdings Ltd.(b) 920,000 131,402
CSG Holding Co. Ltd., Class B 62,100 11,721
Dalmia Bharat Ltd. 1,564 29,500
EMSTEEL Building Materials PJSC* 324,392 98,038
GCC SAB de CV 2,953 33,965
Goldsun Building Materials Co. Ltd. 342,000 330,159
Grasim Industries Ltd. 5,198 168,925
Grupo Argos SA 4,950 26,586
Grupo Argos SA (Preference) 4,140 16,946
Hanil Cement Co. Ltd. 10,580 103,151
Huaxin Building Materials Group Co.
Ltd., Class A 3,700 12,228
Huaxin Building Materials Group Co.
Ltd., Class H(b) 9,200 17,411
India Cements Ltd. (The)* 2,773 11,567
Indocement Tunggal Prakarsa Tbk .
PT 510,600 132,516
JK Cement Ltd. 530 30,240
Kuwait Cement Co. KSC 10,845 13,845
Malayan Cement Bhd. 9,200 14,634
Nuh Cimento Sanayi A/S 2,068 9,429
Nuvoco Vistas Corp. Ltd.* 830 2,998
Oyak Cimento Fabrikalari A/S 17,222 7,356
Qassim Cement Co. (The) 2,806 32,278
Ramco Cements Ltd. (The) 2,289 22,029
Saudi Cement Co. 2,852 21,567
Shree Cement Ltd. 230 62,806
Siam Cement PCL (The), NVDR 9,200 69,980
Siam City Cement PCL, NVDR 26,000 116,014
TCC Group Holdings Co. Ltd. 174,430 131,150
TianShan Material Co. Ltd., Class A* 18,400 10,444
UltraTech Cement Ltd. 1,656 206,586
Universal Cement Corp. 174,776 144,930
West China Cement Ltd.(b) 80,000 18,262
Yamama Cement Co. 38,548 232,284
3,131,540
Consumer Finance -
0.8%
AEON Credit Service M Bhd. 78,200 107,354
Arzan Financial Group for Financing
& Investment KPSC 18,269 18,600
Bajaj Finance Ltd. 37,260 445,644
Capri Global Capital Ltd. 10,598 25,811
Cholamandalam Financial Holdings
Ltd. 2,198 35,342
Cholamandalam Investment and
Finance Co. Ltd. 6,026 116,832
CreditAccess Grameen Ltd.* 855 14,273

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Finance
(continued)
Five-Star Business Finance Ltd. $ 6,850 $ 39,338
Gentera SAB de CV(b) 26,588 61,527
HDB Financial Services Ltd. 1,845 13,272
Hotai Finance Co. Ltd. 84,357 160,262
Katilimevim Tasarruf Finansman A/S 19,826 64,912
Krungthai Card PCL, NVDR 18,900 21,649
L&T Finance Ltd. 11,562 37,716
Lufax Holding Ltd.*‡ 18,800 11,669
Mahindra & Mahindra Financial
Services Ltd. 9,024 36,483
Manappuram Finance Ltd. 10,668 41,575
Muangthai Capital PCL, NVDR 200 205
Muthoot Finance Ltd. 1,435 46,917
Optasia Ltd.*(b) 34,868 30,694
Poonawalla Fincorp Ltd.* 5,720 27,789
Qfin Holdings, Inc., Class A 78,300 538,203
Samsung Card Co. Ltd. 539 17,769
SBFC Finance Ltd.* 8,004 7,583
SBI Cards & Payment Services Ltd. 2,990 20,687
Shriram Finance Ltd. 17,940 196,801
Srisawad Corp. PCL, NVDR 314,280 232,469
Sundaram Finance Ltd. 1,518 74,227
Taiwan Acceptance Corp. 132,260 335,571
Tata Capital Ltd. 3,726 14,269
Yixin Group Ltd.(a)(b) 644,000 110,049
2,905,492
Consumer Staples Distribution & Retail -
0.9%
99 Speed Mart Retail Holdings Bhd. 18,000 16,121
Abdullah Al Othaim Markets Co. 8,914 12,200
Alibaba Health Information
Technology Ltd.*(b) 52,000 23,806
Almacenes Exito SA 59,156 88,454
Avenue Supermarts Ltd.*(a) 2,024 83,175
Berli Jucker PCL 500 243
Berli Jucker PCL, NVDR 600 291
BGF retail Co. Ltd. 3,588 314,582
Bid Corp. Ltd. 4,554 124,580
BIM Birlesik Magazalar A/S 20,608 169,223
Boxer Retail Ltd.(b) 4,094 19,299
Cencosud SA 32,568 68,572
Clicks Group Ltd. 3,680 49,035
CP ALL PCL, NVDR 104,700 150,501
CP Axtra PCL, NVDR 792 353
DaShenLin Pharmaceutical Group
Co. Ltd., Class A 4,320 12,068
Dis-Chem Pharmacies Ltd.(a)(b) 24,268 44,031
Dongsuh Cos., Inc. 859 15,364
East Buy Holding Ltd.*(a)(b) 8,500 23,240
E-MART, Inc. 7,314 409,383
Grainturk Tarim A/S 1,058 5,472
Grupo Comercial Chedraui SA de CV 4,623 24,100
Grupo Mateus SA 184,000 145,950
GS Retail Co. Ltd. 13,110 227,588
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
Guoquan Food Shanghai Co. Ltd.,
Class H $ 36,000 $ 9,320
InRetail Peru Corp.(a) 1,058 39,485
JD Health International, Inc.*(a) 11,500 57,782
Lulu Retail Holdings plc 83,252 21,761
Magnit PJSC*‡ 2,296 —
Medplus Health Services Ltd.* 1,880 13,890
Migros Ticaret A/S 1,380 18,163
Nahdi Medical Co. 628 15,894
Pick n Pay Stores Ltd.*(b) 22,356 25,677
Ping An Healthcare and Technology
Co. Ltd.*(a)(b) 13,500 13,463
President Chain Store Corp. 8,000 55,447
Puregold Price Club, Inc. 26,700 17,881
Raia Drogasil SA 18,825 68,473
Sendas Distribuidora SA 31,700 53,035
Shanghai Bailian Group Co. Ltd.,
Class A 9,200 11,003
Shoprite Holdings Ltd. 5,842 101,301
SPAR Group Ltd. (The)*(b) 77,096 228,289
Spinneys 1961 Holding plc 357,343 123,564
Sumber Alfaria Trijaya Tbk . PT 289,600 21,325
Sun Art Retail Group Ltd.(b) 851,000 129,143
Wal-Mart de Mexico SAB de CV(b) 68,600 198,678
Yonghui Superstores Co. Ltd., Class
A* 14,100 6,854
3,258,059
Containers & Packaging -
0.2%
Cheng Loong Corp. 26,600 17,243
Klabin SA 18,425 66,184
SCG Packaging PCL, NVDR 27,600 25,209
Taiwan Hon Chuan Enterprise Co.
Ltd. 105,029 415,969
Ton Yi Industrial Corp. 256,100 118,862
643,467
Distributors -
0.0%(d)
China Tobacco International HK Co.
Ltd.(a)(b) 6,000 18,486
Silicon2 Co. Ltd. 1,288 30,671
Wuchan Zhongda Group Co. Ltd.,
Class A 13,800 10,308
Zhejiang China Commodities City
Group Co. Ltd., Class A 7,800 14,796
74,261
Diversified Consumer Services -
0.3%
Advtech Ltd. 16,748 48,156
Alef Education Holding plc 90,804 24,377
China East Education Holdings Ltd.
(a) 23,000 13,345
Cogna Educacao SA 773,700 347,207
Humansoft Holding Co. KSC 37,352 289,617
National Co. for Learning &
Education 736 24,850

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified Consumer Services
(continued)
New Oriental Education &
Technology Group, Inc. $ 18,400 $ 106,247
Offcn Education Technology Co. Ltd.,
Class A* 4,700 1,470
Urban Co. Ltd.*(a) 6,394 8,671
863,940
Diversified REITs -
0.1%
Axis REIT, REIT 69,644 32,721
Concentradora Fibra Danhos SA de
CV, REIT 28,200 47,638
Fibra Uno Administracion SA de CV,
REIT 59,800 107,500
Growthpoint Properties Ltd., REIT 70,886 75,720
KLCCP Stapled Group, REIT 9,600 20,720
Peker Gayrimenkul Yatirim Ortakligi
A/S, REIT* 56,494 17,510
Redefine Properties Ltd., REIT 161,690 63,792
SK REITs Co. Ltd., REIT 4,738 18,212
Ziraat Gayrimenkul Yatirim Ortakligi
A/S, REIT 16,698 6,570
390,383
Diversified Telecommunication Services -
1.1%
Chief Telecom, Inc. 1,104 11,290
China Tower Corp. Ltd., Class H(a) 101,400 129,698
Chunghwa Telecom Co. Ltd. 50,609 218,446
CITIC Telecom International Holdings
Ltd. 598,000 212,003
Converge Information and
Communications Technology
Solutions, Inc. 893,400 157,315
Dayamitra Telekomunikasi PT 414,000 10,630
Ekamas Mora Republik Tbk . PT* 133,400 46,335
Emirates Integrated
Telecommunications Co. PJSC 19,429 64,326
Emirates Telecommunications Group
Co. PJSC 79,028 438,088
Grupo Televisa SAB, Series CPO 924,600 522,773
Hellenic Telecommunications
Organization SA 4,370 100,659
HFCL Ltd. 41,400 84,141
Indus Towers Ltd.* 15,732 64,484
LG Uplus Corp. 4,373 45,334
Magyar Telekom Telecommunications
plc 7,007 60,719
Ooredoo QPSC 28,106 96,491
Operadora De Sites Mexicanos SAB
de CV, Class 1, Series A1 13,800 14,014
Railtel Corp. of India Ltd. 3,796 11,319
Rostelecom PJSC*‡ 33,770 —
Rostelecom PJSC (Preference)*‡ 15,392 —
Sarana Menara Nusantara Tbk . PT 7,314,084 164,215
Saudi Telecom Co. 25,162 289,040
Space42 plc* 44,482 19,620
Investments Shares Value
Diversified Telecommunication Services
(continued)
Tata Communications Ltd. $ 1,610 $ 29,637
Telecom Egypt Co. 14,030 28,417
Telefonica Brasil SA 17,560 112,778
Telekom Malaysia Bhd. 27,600 52,343
Telkom Indonesia Persero Tbk . PT 1,154,600 168,756
Telkom SA SOC Ltd. 107,502 354,567
TIME dotCom Bhd. 15,400 22,611
True Corp. PCL, NVDR 192,000 82,797
Turk Telekomunikasyon A/S* 14,732 15,809
3,628,655
Electric Utilities -
0.8%
Adani Energy Solutions Ltd.* 4,600 79,326
Alupar Investimento SA 4,600 29,534
Axia Energia SA 25,560 265,730
Celsia SA 177,422 282,491
CESC Ltd. 14,301 24,816
CEZ A/S(b) 2,208 142,041
Cia Energetica de Minas Gerais 6,110 19,651
Cia Energetica de Minas Gerais
(Preference) 43,412 96,896
Cia Paranaense de Energia - Copel 27,500 80,270
CPFL Energia SA 4,800 43,591
Enel Americas SA 316,204 29,966
Enel Chile SA 603,998 53,337
Energisa SA 5,180 50,784
Enerjisa Enerji A/S(a) 7,676 17,589
Engie Energia Chile SA 158,654 314,753
Equatorial SA 16,213 123,369
Federal Grid Co. - Rosseti PJSC
(Registered), Class D*‡ 22,532,366 —
Inter RAO UES PJSC*‡ 1,596,292 —
Interconexion Electrica SA ESP 10,718 101,846
Isa Energia Brasil SA (Preference) 9,300 49,221
Korea Electric Power Corp. 5,980 145,966
Manila Electric Co. 4,600 36,067
Mosenergo PJSC*‡ 4,455,000 —
Power Grid Corp. of India Ltd. 61,778 184,042
Public Power Corp. SA 6,118 156,971
Reliance Infrastructure Ltd.* 76,084 47,876
RusHydro PJSC*‡ 2,361,000 —
Saudi Energy Co. 16,422 74,119
SJVN Ltd. 13,152 9,459
Synergy Grid & Development Phils,
Inc. 46,000 21,415
Tata Power Co. Ltd. (The) 24,426 97,458
Tenaga Nasional Bhd. 64,400 230,084
Torrent Power Ltd. 1,932 28,617
Transmissora Alianca de Energia
Eletrica SA 5,000 39,030
2,876,315
Electrical Equipment -
1.3%
ABB India Ltd. 843 64,359
AcBel Polytech, Inc. 35,683 46,813
Allis Electric Co. Ltd. 6,738 20,348
Amara Raja Energy & Mobility Ltd. 3,735 35,639

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S, Class B $ 5,760 $ 35,815
Bharat Heavy Electricals Ltd. 17,388 74,170
Bizlink Holding, Inc. 2,893 187,979
Cenergy Holdings SA 966 23,807
CG Power & Industrial Solutions Ltd. 9,660 87,412
Chicony Power Technology Co. Ltd. 46,000 108,883
China XD Electric Co. Ltd., Class A 5,000 9,885
Chung-Hsin Electric & Machinery
Manufacturing Corp. 7,728 36,704
Contemporary Amperex Technology
Co. Ltd., Class H(b) 2,600 206,399
CS Wind Corp. 552 14,442
CW Enerji Muhendislik Ticaret ve
Sanayi A/S* 189,566 135,619
Dongfang Electric Corp. Ltd., Class A 5,000 18,599
Dongfang Electric Corp. Ltd., Class H 9,200 25,248
Doosan Enerbility Co. Ltd.* 5,934 279,281
Doosan Fuel Cell Co. Ltd.* 690 11,882
Ecopro BM Co. Ltd. 690 50,091
Ecopro Co. Ltd. 1,289 71,516
Ecopro Materials Co. Ltd.* 506 11,428
Elecon Engineering Co. Ltd. 3,552 15,600
Electrical Industries Co. 7,222 27,211
Fangda Carbon New Material Co.
Ltd., Class A 5,300 4,069
Farasis Energy Gan Zhou Co. Ltd.,
Class A* 784 1,184
Finolex Cables Ltd. 2,760 28,568
Fortune Electric Co. Ltd. 3,543 77,286
GE Vernova T&D India Ltd. 1,564 70,866
GEM Co. Ltd., Class A 7,300 7,249
Goldwind Science & Technology Co.
Ltd., Class A 4,400 11,992
Goldwind Science & Technology Co.
Ltd., Class H(b) 8,800 10,942
Graphite India Ltd. 2,629 18,086
Gulf Cables & Electrical Industries
Group Co. KSCP 3,008 16,226
Harbin Electric Co. Ltd., Class H 266,000 534,944
Havells India Ltd. 3,404 44,976
HBL Engineering Ltd. 2,565 19,320
HD Hyundai Electric Co. Ltd. 276 132,415
HEG Ltd. 2,565 17,669
Hitachi Energy India Ltd. 195 65,756
Hyosung Heavy Industries Corp. 47 79,679
Iljin Electric Co. Ltd. 473 17,252
Inox Wind Ltd.* 45,854 37,552
Jiangsu Zhongtian Technology Co.
Ltd., Class A 4,500 19,020
KEI Industries Ltd. 968 50,716
L&F Co. Ltd.* 408 20,977
LG Energy Solution Ltd.* 598 137,577
LS Corp. 322 60,303
Investments Shares Value
Electrical Equipment
(continued)
LS Eco Energy Ltd. $ 585 $ 16,557
LS Electric Co. Ltd. 1,012 131,176
LS Materials Ltd. 1,794 13,024
Ming Yang Smart Energy Group Ltd.,
Class A 4,500 7,436
Minmetals New Energy Materials
Hunan Co. Ltd., Class A 7,067 7,981
NARI Technology Co. Ltd., Class A 9,700 35,005
Ningbo Deye Technology Corp.,
Class A 2,469 29,935
Ningbo Ronbay New Energy
Technology Co. Ltd., Class A 1,978 8,193
Ningbo Sanxing Medical Electric Co.
Ltd., Class A 4,500 11,051
Polycab India Ltd. 828 79,025
POSCO Future M Co. Ltd. 514 49,644
REPT BATTERO Energy Co. Ltd.,
Class H* 23,800 32,749
Riyadh Cables Group Co. 720 19,134
RR Kabel Ltd. 1,380 37,645
Sanil Electric Co. Ltd. 276 27,722
Schneider Electric Infrastructure Ltd.* 1,400 19,886
Shanghai Electric Group Co. Ltd.,
Class A 14,800 15,134
Shanghai Electric Group Co. Ltd.,
Class H 52,000 21,353
Shenzhen Megmeet Electrical Co.
Ltd., Class A 1,000 15,776
Shihlin Electric & Engineering Corp. 5,136 30,989
Shinsung Delta Tech Co. Ltd. 368 7,485
Sichuan Huafeng Technology Co.
Ltd., Class A* 927 18,945
Siemens Energy India Ltd. 950 32,167
Sieyuan Electric Co. Ltd., Class A 900 20,876
SK IE Technology Co. Ltd.*(a) 644 5,990
Solarvest Holdings Bhd.* 18,400 13,553
SPG Co. Ltd.* 552 36,627
State Grid Yingda Co. Ltd., Class A 4,600 3,484
Suzhou Veichi Electric Co. Ltd.,
Class A 1,305 9,214
Suzlon Energy Ltd.* 175,168 88,139
Ta Ya Electric Wire & Cable 16,625 17,413
Taihan Cable & Solution Co. Ltd.* 1,021 16,614
Tatung Co. Ltd. 70,161 52,753
TBEA Co. Ltd., Class A 4,550 14,120
TD Power Systems Ltd. 4,837 57,335
Teco Electric and Machinery Co. Ltd. 22,000 44,110
Transformers & Rectifiers India Ltd. 4,443 13,807
Triveni Turbine Ltd. 4,356 27,470
V-Guard Industries Ltd. 4,754 15,670
Vitzrocell Co. Ltd. 1,104 21,295
Voltamp Transformers Ltd. 230 23,920
Voltronic Power Technology Corp. 1,000 29,611
Walsin Lihwa Corp. 50,376 49,021
WEG SA 22,700 210,886

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Xi'An Shaangu Power Co. Ltd., Class
A $ 9,200 $ 13,089
XTC New Energy Materials Xiamen
Co. Ltd., Class A 1,021 6,974
Zhejiang Chint Electrics Co. Ltd.,
Class A 4,500 16,819
Zhejiang Huayou Cobalt Co. Ltd.,
Class A 5,040 29,810
Zhejiang Rongtai Electric Material
Co. Ltd., Class A 2,730 18,514
Zhuhai CosMX Battery Co. Ltd.,
Class A 2,622 5,693
4,614,573
Electronic Equipment, Instruments & Components -
4.5%
AAC Technologies Holdings, Inc. 13,000 63,893
Accelink Technologies Co. Ltd., Class
A* 1,100 26,352
Aditya Infotech Ltd. 322 11,444
All Ring Tech Co. Ltd. 2,000 57,489
Anhui XDLK Microsystem Corp. Ltd.,
Class A 1,665 9,305
Asia Optical Co., Inc. 7,296 28,896
AUO Corp. 138,000 103,332
Avary Holding Shenzhen Co. Ltd.,
Class A 4,100 49,522
BOE Technology Group Co. Ltd.,
Class A 56,400 46,056
BYD Electronic International Co. Ltd. 21,500 64,377
Cal-Comp Electronics Thailand PCL,
NVDR 81,000 20,133
CCP Contact Probes Co. Ltd.* 3,000 10,304
Chang Wah Electromaterials , Inc. 10,200 14,407
China Railway Signal &
Communication Corp. Ltd., Class
A 21,630 16,381
China Railway Signal &
Communication Corp. Ltd., Class
H(a)(b) 52,000 22,347
Chroma ATE, Inc. 5,583 362,768
Chunghwa Precision Test Tech Co.
Ltd. 272 20,998
Compeq Manufacturing Co. Ltd. 17,571 91,881
Coretronic Corp. 9,168 20,907
Cowell e Holdings, Inc.(b) 6,000 15,762
Daeduck Electronics Co. Ltd. 555 37,682
Daejoo Electronic Materials Co. Ltd. 460 22,876
DataTec Ltd. 77,421 396,992
Delta Electronics Thailand PCL,
NVDR 59,900 498,681
Delta Electronics, Inc. 25,287 1,283,167
Delton Technology Guangzhou, Inc.,
Class A 1,200 25,222
Dynamic Holding Co. Ltd. 9,320 28,809
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Dynapack International Technology
Corp. $ 6,399 $ 57,815
E Ink Holdings, Inc. 13,429 78,532
Elite Material Co. Ltd. 4,163 611,202
Everdisplay Optronics Shanghai Co.
Ltd., Class A* 19,986 7,168
First Hi-Tec Enterprise Co. Ltd. 2,000 12,346
FLEXium Interconnect, Inc.* 8,432 12,836
Fositek Corp. 1,000 41,771
Foxconn Industrial Internet Co. Ltd.,
Class A 9,200 77,308
Foxconn Technology Co. Ltd. 464,479 812,001
Fulltech Fiber Glass Corp.* 20,959 42,996
General Interface Solution GIS
Holding Ltd.* 11,191 19,010
Genius Electronic Optical Co. Ltd. 2,150 31,998
Global Brands Manufacture Ltd. 10,211 25,781
GoerTek , Inc., Class A 3,800 13,009
Gold Circuit Electronics Ltd. 5,240 128,572
Hannstar Board Corp. 92,000 190,439
HannStar Display Corp.* 71,288 27,462
Holy Stone Enterprise Co. Ltd. 5,426 75,550
Hon Hai Precision Industry Co. Ltd. 279,504 2,166,396
Honeywell Automation India Ltd. 46 18,395
Ichia Technologies, Inc. 11,000 17,630
I- Chiun Precision Industry Co. Ltd. 8,192 47,653
Innolux Corp. 102,479 144,274
IRICO Display Devices Co. Ltd.,
Class A 9,200 10,635
IsuPetasys Co. Ltd. 828 43,267
ITEQ Corp. 6,096 49,607
ITMAX SYSTEM Bhd. 13,800 16,041
Kaynes Technology India Ltd.* 535 21,333
KCE Electronics PCL, NVDR 30,900 38,865
Kingboard Holdings Ltd. 18,000 89,982
Kingboard Laminates Holdings Ltd.
(b) 13,000 48,773
Korea Circuit Co. Ltd. 322 10,491
Largan Precision Co. Ltd. 1,309 163,428
Lelon Electronics Corp. 5,308 36,132
LG Display Co. Ltd.* 6,625 42,797
LG Innotek Co. Ltd. 329 118,613
Lingyi iTech Guangdong Co., Class A 6,500 11,945
Lotes Co. Ltd. 1,500 86,095
Lotte Energy Materials Corp.* 675 12,949
Luxshare Precision Industry Co. Ltd.,
Class A 8,300 70,705
MH Development Ltd.*‡ 22,000 —
Mloptic Corp., Class A 177 8,329
Nan Ya Printed Circuit Board Corp. 1,664 47,368
Nichidenbo Corp. 10,677 41,295
Pan-International Industrial Corp. 20,845 26,541
Park Systems Corp. 138 24,683
PG Electroplast Ltd. 4,320 27,770
Primax Electronics Ltd. 180,390 365,033

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Q Technology Group Co. Ltd.(a) $ 166,000 $ 145,644
Raytron Technology Co. Ltd., Class A 343 7,200
Redington Ltd. 226,688 764,180
RoboSense Technology Co. Ltd.*(b) 4,900 14,884
Robotis Co. Ltd.* 90 11,603
Samsung Electro-Mechanics Co. Ltd. 690 552,697
Samsung Electro-Mechanics Co. Ltd.
(Preference) 46 13,422
Samsung SDI Co. Ltd.* 782 217,755
Scientech Corp. 1,000 20,112
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A 1,030 15,984
Shengyi Electronics Co. Ltd., Class A 1,349 18,893
Shengyi Technology Co. Ltd., Class A 4,100 64,190
Shennan Circuits Co. Ltd., Class A 900 41,082
Shenzhen Kinwong Electronic Co.
Ltd., Class A 1,800 19,394
Shenzhen SEICHI Technologies Co.
Ltd., Class A 218 13,301
Simplo Technology Co. Ltd. 66,839 729,006
Sinbon Electronics Co. Ltd. 9,267 84,874
Solomon Technology Corp. 3,078 11,524
Sungho Electronics Co. Ltd.* 1,058 11,087
Sunny Optical Technology Group Co.
Ltd.(b) 10,400 74,337
SUPCON Technology Co. Ltd., Class
A 1,439 19,859
Supreme Electronics Co. Ltd. 188,780 469,044
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class A 1,000 25,414
Synnex Technology International
Corp. 36,401 105,535
Syrma SGS Technology Ltd. 2,530 36,242
Ta Liang Technology Co. Ltd. 2,000 30,075
Taiflex Scientific Co. Ltd. 7,793 41,836
Taiwan Surface Mounting Technology
Corp. 10,188 44,133
Taiwan Union Technology Corp. 4,128 141,777
TCL Technology Group Corp., Class
A 36,260 25,418
Test Research, Inc. 4,350 36,139
Thinking Electronic Industrial Co. Ltd. 2,688 18,173
Tong Hsing Electronic Industries Ltd. 6,403 31,699
Topoint Technology Co. Ltd. 6,000 59,965
TPK Holding Co. Ltd. 128,842 218,065
Tripod Technology Corp. 7,930 90,540
TXC Corp. 4,608 21,315
Unimicron Technology Corp. 17,756 432,376
Unisplendour Corp. Ltd., Class A 4,600 23,785
Unitech Printed Circuit Board Corp. 28,849 32,403
Universal Microwave Technology, Inc. 1,032 30,942
Universal Scientific Industrial
Shanghai Co. Ltd., Class A 4,200 13,675
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Victory Giant Technology Huizhou
Co. Ltd., Class H*(b) $ 1,100 $ 25,867
Wah Lee Industrial Corp. 69,810 243,003
Walsin Technology Corp. 11,445 77,199
Wasion Holdings Ltd. 12,000 27,086
Wintek Corp.*‡ 64,000 —
Woori Technology, Inc.* 5,796 36,710
WPG Holdings Ltd. 38,158 132,825
WT Microelectronics Co. Ltd. 19,672 119,606
Wuhan Guide Infrared Co. Ltd., Class
A* 4,500 8,410
WUS Printed Circuit Co. Ltd. 5,000 21,968
WUS Printed Circuit Kunshan Co.
Ltd., Class A 2,400 36,902
Yageo Corp. 24,325 377,832
Zhejiang Dahua Technology Co. Ltd.,
Class A 5,200 12,885
Zhen Ding Technology Holding Ltd. 10,467 133,918
15,456,594
Energy Equipment & Services -
0.2%
Ades Holding Co. 4,621 20,475
ADNOC Drilling Co. PJSC 32,649 51,736
Arabian Drilling Co.* 598 12,850
China Oilfield Services Ltd., Class A 5,000 9,359
China Oilfield Services Ltd., Class H 46,000 41,532
China Petroleum Engineering Corp.,
Class A 27,800 14,008
Dialog Group Bhd. 79,100 38,326
Gulf International Services QSC 555,542 277,695
NMDC Energy PJSC 31,579 23,989
Offshore Oil Engineering Co. Ltd.,
Class A 14,300 12,122
Yantai Jereh Oilfield Services Group
Co. Ltd., Class A 2,200 43,918
Yinson Holdings Bhd. 39,688 18,939
564,949
Entertainment -
0.4%
China Ruyi Holdings Ltd.*(b) 132,000 24,240
Damai Entertainment Holdings
Ltd.*(b) 130,000 8,621
HYBE Co. Ltd. 276 32,678
International Games System Co. Ltd. 3,640 87,399
JYP Entertainment Corp. 1,170 35,452
Kingsoft Corp. Ltd. 16,400 55,966
Krafton, Inc. 460 78,404
MD Entertainment Tbk . PT* 256,555 15,113
MNC Digital Entertainment Tbk . PT* 377,700 8,396
NC Corp. 138 22,698
NetEase Cloud Music, Inc.*(a) 950 15,434
NetEase, Inc. 23,000 609,493
Netmarble Corp.(a) 276 7,414
NHN Corp. 5,244 136,461
Pearl Abyss Corp.* 969 22,565
Perfect World Co. Ltd., Class A 4,100 6,666

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
Prime Focus Ltd.* $ 3,675 $ 11,058
PVR Inox Ltd.* 2,385 28,261
SHIFT UP Corp.* 900 19,948
SM Entertainment Co. Ltd. 374 17,943
SMI Holdings Group Ltd.*‡ 72,000 —
Tencent Music Entertainment Group,
Class A 28,354 139,210
XD, Inc.(a)(b) 6,000 36,375
XPEC Entertainment, Inc.*‡ 14,800 —
1,419,795
Financial Services -
1.3%
Aavas Financiers Ltd.* 1,853 26,408
Aditya Birla Capital Ltd.* 13,950 59,110
Aptus Value Housing Finance India
Ltd. 6,532 17,881
Bajaj Finserv Ltd. 5,520 117,389
Bajaj Holdings & Investment Ltd. 449 53,377
Bajaj Housing Finance Ltd.* 21,375 19,270
BICECORP SA 48,852 21,099
Borusan Yatirim ve Pazarlama A/S 230 8,271
Can Fin Homes Ltd. 2,250 19,351
Chailease Holding Co. Ltd. 39,605 136,635
Corp. Financiera Colombiana SA* 41,584 270,919
CSSC Hong Kong Shipping Co. Ltd.
(a)(b) 552,000 154,866
E-Finance for Digital & Financial
Investments 67,298 29,801
Far East Horizon Ltd.(b) 51,000 44,746
Fawry for Banking & Payment
Technology Services SAE* 44,933 16,489
FirstRand Ltd. 127,282 758,866
Grupo de Inversiones Suramericana
SA 3,229 56,399
Grupo de Inversiones Suramericana
SA (Preference) 3,772 53,584
Home First Finance Co. India Ltd.(a) 3,036 37,833
Housing & Urban Development Corp.
Ltd. 7,450 15,233
IFCI Ltd.* 20,654 16,568
IIFL Finance Ltd. 99,554 635,053
Indian Railway Finance Corp. Ltd.(a) 25,619 23,937
Indian Renewable Energy
Development Agency Ltd. 12,600 15,792
Inversiones la Construccion SA 12,190 284,900
Jio Financial Services Ltd. 42,136 113,255
JSW Holdings Ltd.* 94 11,090
Kakaopay Corp.* 495 14,791
LIC Housing Finance Ltd. 7,544 41,359
Meritz Financial Group, Inc.* 1,702 148,031
National Investments Co. KSCP 26,496 22,009
One 97 Communications Ltd.* 5,014 70,574
Piramal Finance Ltd. 1,058 22,792
PNB Housing Finance Ltd.(a) 2,390 26,379
Power Finance Corp. Ltd. 31,970 142,184
Investments Shares Value
Financial Services
(continued)
REC Ltd. $ 28,152 $ 110,038
Remgro Ltd. 11,270 132,363
Sammaan Capital Ltd.* 33,396 56,852
SY Holdings Group Ltd.(a)(b) 12,000 10,942
Turkiye Sinai Kalkinma Bankasi A/S 458,482 105,541
Yuanta Financial Holding Co. Ltd. 172,708 363,916
4,285,893
Food Products -
1.8%
Alicorp SAA 28,888 107,569
Almarai Co. JSC 5,842 72,179
Anjoy Foods Group Co. Ltd., Class A 500 6,661
Avanti Feeds Ltd. 424 3,998
AVI Ltd. 9,380 51,005
AWL Agri Business Ltd. 3,312 6,576
Balrampur Chini Mills Ltd. 3,850 23,653
Beijing Dabeinong Technology Group
Co. Ltd., Class A 27,000 12,204
Betagro PCL 288,800 185,081
Bikaji Foods International Ltd. 1,845 12,407
Bombay Burmah Trading Co. 6,992 109,707
Britannia Industries Ltd. 1,840 104,453
CCL Products India Ltd. 2,597 31,445
Century Pacific Food, Inc. 17,700 9,064
Charoen Pokphand Enterprise 4,272 13,747
Charoen Pokphand Foods PCL,
NVDR 79,100 53,298
Charoen Pokphand Indonesia Tbk .
PT 133,980 24,497
Cherkizovo Group PJSC*‡ 2,594 —
China Feihe Ltd.(a)(b) 92,000 38,599
China Huiyuan Juice Group Ltd.*‡ 24,000 —
China Mengniu Dairy Co. Ltd. 73,000 175,946
China Modern Dairy Holdings Ltd.(b) 90,000 16,986
China Youran Dairy Group Ltd.*(a)(b) 46,000 25,048
Chongqing Fuling Zhacai Group Co.
Ltd., Class A 3,120 5,636
Cisarua Mountain Dairy PT Tbk . 36,800 9,408
CJ CheilJedang Corp. 141 18,929
Dekon Food and Agriculture Group,
Class H*(b) 3,000 19,435
Dharma Satya Nusantara Tbk . PT 1,232,800 91,463
Dongwon Industries Co. Ltd. 3,910 97,085
Farm Fresh Bhd. 23,000 12,607
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 5,280 30,080
Genting Plantations Bhd. 13,800 19,418
Godrej Agrovet Ltd.(a) 414 2,416
Great Wall Enterprise Co. Ltd. 288,770 500,360
Gruma SAB de CV, Class B 3,680 54,770
Grupo Bimbo SAB de CV, Class A,
Series A(b) 16,468 58,809
Grupo Herdez SAB de CV(b) 41,400 125,653
Guangdong Haid Group Co. Ltd.,
Class A 1,900 13,927
Health & Happiness H&H
International Holdings Ltd. 86,500 167,560

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Heilongjiang Agriculture Co. Ltd.,
Class A $ 5,500 $ 10,067
Henan Shuanghui Investment &
Development Co. Ltd., Class A 2,700 10,400
Huishan Dairy*‡ 158,000 —
Indofood CBP Sukses Makmur Tbk .
PT 42,400 16,435
Indofood Sukses Makmur Tbk . PT 81,000 31,398
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 5,700 22,893
IOI Corp. Bhd. 32,900 35,665
Japfa Comfeed Indonesia Tbk . PT 2,047,000 244,584
Johor Plantations Group Bhd. 423,200 207,121
Jonjee Hi-Tech Industrial and
Commercial Holding Co. Ltd.,
Class A 4,600 13,846
Kim Loong Resources Bhd. 23,000 15,759
Kuala Lumpur Kepong Bhd. 4,692 24,135
Leong Hup International Bhd.(a) 570,400 107,478
Lian HWA Food Corp. 2,435 6,141
Lien Hwa Industrial Holdings Corp. 20,012 24,984
LT Foods Ltd. 3,911 16,820
M Dias Branco SA 46,000 155,275
Marico Ltd. 9,430 86,048
Mayora Indah Tbk . PT 121,500 11,377
MBRF Global Foods Co. SA 18,400 63,523
Mezzan Holding Co. KSCC 3,330 11,742
Monde Nissin Corp.(a) 150,400 17,000
Muyuan Foods Group Co. Ltd., Class
A 9,320 54,228
Muyuan Foods Group Co. Ltd., Class
H 4,600 19,429
National Agriculture Development
Co. (The)* 5,393 20,176
Nestle India Ltd. 9,982 157,929
Nestle Malaysia Bhd. 700 17,318
New Hope Liuhe Co. Ltd., Class A 4,300 4,461
NongShim Co. Ltd. 1,341 360,246
Orion Corp. 627 57,963
Orion Holdings Corp. 7,866 140,691
Otoki Corp. 644 146,127
Patanjali Foods Ltd. 3,036 11,283
PPB Group Bhd. 18,680 42,923
Premier Group Ltd.(b) 3,243 34,932
QL Resources Bhd. 33,392 32,685
Samyang Foods Co. Ltd. 52 42,601
San Miguel Food and Beverage, Inc. 28,060 22,344
Sarawak Oil Palms Bhd. 78,200 97,786
Saudia Dairy & Foodstuff Co. 708 38,308
Savola Group (The) 4,680 32,475
SD Guthrie Bhd. 28,203 45,343
Sigma Foods SAB de CV, Class A 87,400 88,960
SLC Agricola SA 86,175 226,944
Standard Foods Corp. 1,350 1,222
Tata Consumer Products Ltd. 9,371 106,375
Investments Shares Value
Food Products
(continued)
Thai Union Group PCL, NVDR $ 702,800 $ 256,769
Thaifoods Group PCL, NVDR 101,200 29,852
Tiger Brands Ltd. 3,818 63,614
Tingyi Cayman Islands Holding Corp. 36,000 54,632
Tres Tentos Agroindustrial SA 46,000 106,837
Triputra Agro Persada PT 151,200 14,705
Ulker Biskuvi Sanayi A/S 75,670 137,409
Uni-President China Holdings Ltd.(b) 28,000 26,923
Uni-President Enterprises Corp. 116,053 265,005
United Plantations Bhd. 3,200 26,405
Universal Robina Corp. 13,770 13,293
Want Want China Holdings Ltd. 47,000 20,259
Yihai International Holding Ltd. 15,000 29,745
Zad Holding Co. 4,815 16,478
Zydus Wellness Ltd. 4,410 26,694
6,335,739
Gas Utilities -
0.4%
Adani Total Gas Ltd. 2,567 17,526
Aygaz A/S 3,358 18,707
Beijing Enterprises Holdings Ltd. 8,500 34,297
China Gas Holdings Ltd.(b) 55,200 43,011
China Resources Gas Group Ltd. 18,400 39,256
ENN Energy Holdings Ltd. 15,400 92,185
ENN Natural Gas Co. Ltd., Class A 9,000 23,742
GAIL India Ltd. 64,584 122,812
Gas Malaysia Bhd. 9,200 11,752
Grupo Energia Bogota SA ESP 64,952 59,139
Gujarat Energy Ltd. 11,090 31,905
Indraprastha Gas Ltd. 4,710 7,502
Korea Gas Corp. 9,785 236,441
Kunlun Energy Co. Ltd. 92,000 84,942
Mahanagar Gas Ltd.(a) 1,150 13,505
National Gas & Industrialization Co. 1,155 19,637
Perusahaan Gas Negara Persero
Tbk . PT 154,790 12,903
Petronas Gas Bhd. 13,800 59,232
Promigas SA ESP 144,578 305,092
Towngas Smart Energy Co. Ltd.(b) 414,290 184,913
1,418,499
Ground Transportation -
0.2%
BTS Group Holdings PCL, NVDR* 275,448 17,652
Caocao , Inc.*(b) 36,800 69,596
China Railway Special Cargo
Logistics Co. Ltd., Class A 18,400 9,790
Container Corp. of India Ltd. 3,326 18,318
Daqin Railway Co. Ltd., Class A 37,400 27,548
Dubai Taxi Co. PJSC 21,690 12,579
Guangshen Railway Co. Ltd., Class A 27,600 12,598
GUR-Sel Turizm Tasimacilik ve
Servis Ticaret A/S 12,650 94,759
Localiza Rent a Car SA 22,706 168,083
Lotte Rental Co. Ltd. 5,060 139,658
Rumo SA 27,600 78,444
Transfar Zhilian Co. Ltd., Class A 5,000 3,579

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
United International Transportation
Co. $ 1,349 $ 9,986
662,590
Health Care Equipment & Supplies -
0.1%
Angelalign Technology, Inc.(a) 2,000 20,379
Classys , Inc. 144 4,156
Hartalega Holdings Bhd. 85,500 21,341
HLB Co. Ltd.* 1,886 40,479
Kossan Rubber Industries Bhd. 35,000 8,993
Lifetech Scientific Corp.*(b) 184,000 34,493
Poly Medicure Ltd. 1,104 19,693
Seers Co. Ltd.* 675 11,245
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 54,000 23,138
Shanghai Conant Optical Co. Ltd.,
Class H(b) 3,500 14,113
Shanghai MicroPort MedBot Group
Co. Ltd., Class H*(b) 8,500 22,568
Shanghai United Imaging Healthcare
Co. Ltd., Class A 890 15,237
Top Glove Corp. Bhd. 41,400 6,737
242,572
Health Care Providers & Services -
0.9%
Al Hammadi Holding 1,840 12,709
Apollo Hospitals Enterprise Ltd. 1,426 133,864
Aster DM Quality Care Ltd.(a) 2,392 20,611
Bangkok Dusit Medical Services
PCL, NVDR 53,200 30,589
Bradsaude SA 9,290 29,110
Bumrungrad Hospital PCL, NVDR 4,900 27,514
Burjeel Holdings plc 55,935 18,885
Chabiotech Co. Ltd.* 2,025 12,002
Dallah Healthcare Co. 585 16,387
Dr Lal PathLabs Ltd.(a) 1,644 32,827
Dr Sulaiman Al Habib Medical
Services Group Co. 1,426 89,232
Fleury SA 110,400 372,444
Fortis Healthcare Ltd. 7,288 72,181
Genertec Universal Medical Group
Co. Ltd.(a)(b) 322,000 200,388
Global Health Ltd. 1,426 21,007
Guangzhou Baiyunshan
Pharmaceutical Holdings Co. Ltd.,
Class A 4,600 15,189
Hanmi Science Co. Ltd. 552 13,880
Hapvida Participacoes e
Investimentos SA*(a) 81,233 180,352
IHH Healthcare Bhd. 27,600 56,395
Jointown Pharmaceutical Group Co.
Ltd., Class A 18,400 14,044
KPJ Healthcare Bhd. 30,224 22,928
Krishna Institute of Medical Sciences
Ltd.*(a) 4,320 36,433
Investments Shares Value
Health Care Providers & Services
(continued)
Life Healthcare Group Holdings Ltd. $ 516,948 $ 352,310
Max Healthcare Institute Ltd. 9,568 110,155
Medikaloka Hermina Tbk . PT(a) 360,094 16,009
Mitra Keluarga Karyasehat Tbk .
PT(a) 100,200 9,828
MLP Saglik Hizmetleri A/S, Class
B*(a) 21,344 181,891
Mouwasat Medical Services Co. 1,080 17,887
Narayana Hrudayalaya Ltd.(a) 1,200 25,520
National Medical Care Co. 782 23,530
Netcare Ltd. 443,348 507,066
New Horizon Health Ltd., Class D*‡ 4,000 133
Pure Health Holding PJSC 74,871 46,071
Rainbow Children's Medicare Ltd. 1,794 28,681
Rede D'Or Sao Luiz SA(a) 18,400 125,452
Saudi Chemical Co. Holding 13,754 29,702
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 14,600 22,380
Sinopharm Group Co. Ltd., Class H 25,200 55,853
Sunway Healthcare Holdings Bhd.* 138,000 65,175
Topchoice Medical Corp., Class A 700 3,826
Vijaya Diagnostic Centre Ltd. 1,564 22,037
3,072,477
Health Care Technology -
0.0%(d)
Inventurus Knowledge Solutions Ltd.* 506 9,805
Lunit , Inc.* 2,400 15,571
Sphere Corp.* 1,150 12,422
37,798
Hotels, Restaurants & Leisure -
1.5%
Abu Dhabi National Hotels 3,246,036 351,754
Allwyn AG(b) 2,524 38,739
Alsea SAB de CV 193,200 469,014
Americana Restaurants International
plc 57,895 34,206
Asset World Corp. PCL, NVDR 126,000 11,169
Ballys Intralot SA(b) 7,896 9,948
Bukit Uluwatu Villa Tbk . PT* 483,000 23,621
Central Plaza Hotel PCL 1,600 1,845
Central Plaza Hotel PCL, NVDR 15,100 17,410
Chalet Hotels Ltd. 2,045 17,390
Devyani International Ltd.* 15,732 18,826
DoubleUGames Co. Ltd. 3,772 159,008
EIH Ltd. 4,500 15,422
Eternal Ltd.* 62,560 198,305
Genting Bhd. 31,500 16,342
Genting Malaysia Bhd. 36,000 15,417
Guming Holdings Ltd.(b) 6,800 20,274
H World Group Ltd.(b) 23,000 97,613
Haidilao International Holding Ltd.
(a)(b) 12,164 18,444
Hanjin Kal Corp. 358 28,048
Indian Hotels Co. Ltd. (The), Class A 12,190 94,355
ITC Hotels Ltd. 10,350 17,613
Jabal Omar Development Co.* 14,018 59,723
Jollibee Foods Corp. 8,100 19,688

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Jubilant Foodworks Ltd. $ 6,968 $ 32,005
Kangwon Land, Inc. 40,416 416,718
Leejam Sports Co. JSC 444 9,423
Leela Palaces Hotels & Resorts Ltd.* 2,760 14,307
Lotte Tour Development Co. Ltd.* 966 7,873
Meituan , Class B*(a) 70,800 835,161
Minor International PCL, NVDR 44,400 31,380
Mixue Group, Class H*(b) 400 11,559
Paradise Co. Ltd. 2,099 14,281
Petrokent Turizm A/S* 2,070 5,540
Seera Group Holding* 6,298 34,144
Smartfit Escola de Ginastica e Danca
SA 175,249 679,520
Southern Sun Ltd. 273,194 169,186
Swiggy Ltd.* 20,987 62,656
TAB Gida Sanayi ve Ticaret A/S 2,346 12,000
Talabat Holding plc 50,738 14,505
Tbo Tek Ltd.* 828 13,288
Tongcheng Travel Holdings Ltd.(a) 35,200 64,101
Travellers International Hotel Group,
Inc.*‡ 209,900 —
TravelSky Technology Ltd., Class H 368,000 405,468
Trip.com Group Ltd.* 7,550 352,775
Yum China Holdings, Inc. 4,508 217,195
5,157,259
Household Durables -
0.8%
Ability Enterprise Co. Ltd. 6,904 13,650
Amber Enterprises India Ltd.* 239 18,637
Arcelik A/S* 2,915 5,965
Aux Electric Co. Ltd.*(b) 92,000 126,709
Beijing Roborock Technology Co.
Ltd., Class A 515 8,496
Coway Co. Ltd. 1,242 79,710
Crompton Greaves Consumer
Electricals Ltd. 20,194 55,070
Cury Construtora e Incorporadora SA 55,200 326,921
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 87,400 367,618
Direcional Engenharia SA 147,200 328,840
Dixon Technologies India Ltd.(a) 499 73,473
Gree Electric Appliances, Inc. of
Zhuhai, Class A 9,200 57,674
Haier Smart Home Co. Ltd., Class A 9,000 30,931
Haier Smart Home Co. Ltd., Class H 55,200 159,090
Hisense Home Appliances Group Co.
Ltd., Class H 10,000 29,994
Hisense Visual Technology Co. Ltd.,
Class A 4,700 18,925
LG Electronics India Ltd.* 900 14,059
LG Electronics, Inc. 2,484 282,427
LG Electronics, Inc. (Preference) 446 18,488
Merry Electronics Co. Ltd. 74,281 184,329
Midea Group Co. Ltd., Class A 13,800 179,158
Midea Group Co. Ltd., Class H(b) 12,200 154,569
Investments Shares Value
Household Durables
(continued)
Nien Made Enterprise Co. Ltd. $ 3,000 $ 35,366
PIK- Spetsializirovannyy
Zastroyshchik PAO*‡ 4,646 —
Shenzhen MTC Co. Ltd., Class A 9,600 10,571
Sichuan Changhong Electric Co.
Ltd., Class A 9,200 9,463
Skyworth Group Ltd.* 226,000 125,370
TCL Electronics Holdings Ltd. 30,000 61,863
Whirlpool of India Ltd. 3,465 29,157
2,806,523
Household Products -
0.0%(d)
Blue Moon Group Holdings Ltd.(a)(b) 25,000 10,139
Kimberly-Clark de Mexico SAB de
CV, Class A(b) 19,918 46,149
Unilever Indonesia Tbk . PT 115,000 11,216
67,504
Independent Power and Renewable Electricity Producers
-
0.8%
Aboitiz Equity Ventures, Inc. 64,730 37,535
Aboitiz Power Corp. 29,900 20,904
ACEN Corp. 368,000 17,492
Acme Solar Holdings Ltd. 1,932 7,342
ACWA Power Co.* 1,932 96,510
Adani Green Energy Ltd.* 4,596 66,617
Adani Power Ltd.* 68,126 150,875
Aksa Enerji Uretim A/S, Class B* 3,760 7,449
Auren Energia SA* 9,200 19,883
B Grimm Power PCL, NVDR 33,700 18,973
Barito Renewables Energy Tbk . PT 188,600 35,112
Beijing Jingneng Power Co. Ltd.,
Class A 18,400 15,707
CECEP Solar Energy Co. Ltd., Class
A 13,800 9,265
CGN New Energy Holdings Co. Ltd.
(b) 460,000 136,681
CGN Power Co. Ltd., Class A 34,600 21,178
CGN Power Co. Ltd., Class H(a) 230,000 84,766
China Longyuan Power Group Corp.
Ltd., Class H(b) 59,000 43,413
China National Nuclear Power Co.
Ltd., Class A 20,700 27,794
China Power International
Development Ltd. 94,000 34,044
China Resources Power Holdings
Co. Ltd.(b) 50,000 123,317
China Three Gorges Renewables
Group Co. Ltd., Class A 40,500 23,409
China Yangtze Power Co. Ltd., Class
A 27,600 118,989
Clean Max Enviro Energy Solutions
Ltd.* 552 7,727
Colbun SA 169,138 25,319
Datang International Power
Generation Co. Ltd., Class A 18,000 15,766

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
(continued)
Datang International Power
Generation Co. Ltd., Class H(b) $ 36,000 $ 11,569
Electricity Generating PCL, NVDR 4,900 19,736
Eneva SA* 18,400 95,284
Engie Brasil Energia SA 3,240 19,004
Fujian Funeng Co. Ltd., Class A 3,340 5,381
GD Power Development Co. Ltd.,
Class A 42,500 31,997
Global Power Synergy PCL, NVDR 4,600 7,129
Guangdong Electric Power
Development Co. Ltd., Class A 4,900 4,052
Guangdong Electric Power
Development Co. Ltd., Class B 14,400 3,507
Gulf Development PCL, NVDR 93,071 186,044
Huadian Power International Corp.
Ltd., Class A 26,500 18,891
Huadian Power International Corp.
Ltd., Class H(b) 38,000 20,159
Huaneng Lancang River Hydropower,
Inc., Class A 13,800 20,697
Huaneng Power International, Inc.,
Class A 23,700 25,254
Huaneng Power International, Inc.,
Class H(b) 94,000 72,284
Hubei Energy Group Co. Ltd., Class
A 8,700 6,086
Inner Mongolia MengDian HuaNeng
Thermal Power Corp. Ltd., Class
A 9,800 7,160
Jaiprakash Power Ventures Ltd.* 229,494 43,991
JSW Energy Ltd. 8,510 49,469
Malakoff Corp. Bhd. 995,400 196,084
Margun Enerji Uretim Sanayi ve
Ticaret A/S* 11,070 8,595
Mega First Corp. Bhd. 243,800 178,383
NHPC Ltd. 53,314 43,991
NLC India Ltd. 6,668 20,818
NTPC Green Energy Ltd.* 8,050 7,596
NTPC Ltd. 65,366 237,891
OGK-2 PJSC*‡ 11,431,280 —
Pertamina Geothermal Energy PT(a) 166,704 9,357
Ratch Group PCL, NVDR 14,800 17,064
Reliance Power Ltd.* 67,528 16,568
SDIC Power Holdings Co. Ltd., Class
A 8,600 19,437
Shaanxi Energy Investment Co. Ltd.,
Class A 8,900 13,810
Shenergy Co. Ltd., Class A 4,900 6,209
Shenzhen Energy Group Co. Ltd.,
Class A 10,600 10,195
Sichuan Chuantou Energy Co. Ltd.,
Class A 9,400 22,025
SP New Energy Corp.* 874,000 19,987
SPIC Green Energy Co. Ltd., Class A 10,200 8,239
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Taiwan Cogeneration Corp. $ 22,486 $ 41,049
Unipro PAO*‡ 5,337,000 —
Xinyi Energy Holdings Ltd.(b) 1,012,031 116,153
Zhejiang Zheneng Electric Power Co.
Ltd., Class A 19,600 14,727
2,821,939
Industrial Conglomerates -
1.7%
3M India Ltd. 53 19,228
Aamal Co. 663,975 128,200
AG Anadolu Grubu Holding A/S 34,780 25,980
Alarko Holding A/S 5,336 11,340
Alliance Global Group, Inc. 1,200,600 168,657
Alpha Dhabi Holding PJSC 31,234 62,250
AntarChile SA 1,748 14,127
Apar Industries Ltd. 240 36,090
Astra Industrial Group Co. 693 22,402
Astra International Tbk . PT 386,400 109,517
Ayala Corp. 5,890 49,212
Bidvest Group Ltd. 6,854 102,728
China Baoan Group Co. Ltd., Class A 9,200 10,730
CITIC Ltd. 121,000 190,876
CJ Corp. 322 29,226
DMCI Holdings, Inc. 121,000 14,448
Doosan Co. Ltd. 92 75,500
Doosan Co. Ltd. (Preference) 46 14,180
Dubai Investments PJSC 33,435 32,772
Far Eastern New Century Corp. 92,000 77,286
Fosun International Ltd. 70,500 42,795
Godrej Industries Ltd.* 1,296 17,897
Grupo Carso SAB de CV, Series A1 9,200 78,614
GS Holdings Corp. 1,610 100,505
GT Capital Holdings, Inc. 2,700 21,390
Hanwha Corp. 782 45,965
HAP Seng Consolidated Bhd. 9,000 6,101
Hyosung Corp. 316 32,028
Industries Qatar QSC 37,490 108,526
International Holding Co. PJSC* 9,660 1,004,716
JG Summit Holdings, Inc. 54,011 19,630
Kiler Holding A/S* 2,790 4,303
KOC Holding A/S 16,928 70,134
LG Corp. 1,470 104,241
Lotte Corp. 10,913 172,991
LT Group, Inc. 98,000 23,435
Modon Holding PSC* 82,708 64,179
National Industries Group Holding
SAK 39,530 29,002
Nava Ltd. 7,314 42,424
Quinenco SA 4,414 21,203
Samsung C&T Corp. 1,104 272,186
San Miguel Corp. 4,500 4,925
Shanghai Industrial Holdings Ltd.(b) 10,000 17,637
Siemens Ltd. 1,380 54,381
Sigdo Koppers SA 134,918 240,926
Sime Darby Bhd. 91,100 48,153

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Industrial Conglomerates
(continued)
SK Square Co. Ltd. $ 1,932 $ 1,406,619
SK, Inc. 782 305,516
SM Investments Corp. 11,500 111,675
Sunway Bhd. 32,200 41,604
Tanco Holdings Bhd.* 33,840 2,153
Turkiye Sise ve Cam Fabrikalari A/S 21,206 18,625
Two Point Zero Group PJSC* 212,498 115,714
5,844,942
Industrial REITs -
0.4%
Equites Property Fund Ltd., REIT 323,932 349,350
FIBRA Macquarie Mexico, REIT(a) 294,400 762,877
Frasers Property Thailand Industrial
Freehold & Leasehold REIT, REIT 60,000 23,359
Prologis Property Mexico SA de CV,
REIT 15,567 69,785
Reysas Gayrimenkul Yatirim Ortakligi
A/S, REIT* 28,244 22,762
WHA Premium Growth Freehold
& Leasehold Real Estate
InvestmentTrust , Class F, REIT 60,000 20,484
1,248,617
Insurance -
3.5%
Abu Dhabi National Insurance Co.
PSC 111,136 214,538
Agesa Hayat ve Emeklilik A/S 12,834 65,595
Al Rajhi Co. for Co-operative
Insurance* 644 8,317
Allianz Malaysia Bhd. 27,600 141,833
Anadolu Anonim Turk Sigorta Sirketi 26,496 15,165
BB Seguridade Participacoes SA 14,100 114,506
BKI Holdings PCL, NVDR 18,400 204,980
Bupa Arabia for Cooperative
Insurance Co. 966 40,384
Caixa Seguridade Participacoes SA 10,300 41,053
Canara HSBC Life Insurance Co.
Ltd.* 5,520 8,472
Capital Financial Indonesia Tbk . PT* 252,022 25,631
Cathay Financial Holding Co. Ltd. 220,942 693,883
Central Reinsurance Co. Ltd. 161,794 172,712
China Life Insurance Co. Ltd., Class
A 4,600 26,942
China Life Insurance Co. Ltd., Class
H 173,000 644,205
China Pacific Insurance Group Co.
Ltd., Class A 13,800 66,182
China Pacific Insurance Group Co.
Ltd., Class H 61,600 240,065
China Reinsurance Group Corp.,
Class H 2,530,000 442,014
China Taiping Insurance Holdings
Co. Ltd. 31,200 87,613
Co. for Cooperative Insurance (The) 990 32,319
Investments Shares Value
Insurance
(continued)
COFCO Capital Holdings Co. Ltd.,
Class A $ 4,900 $ 6,732
DB Insurance Co. Ltd. 1,104 121,574
Discovery Ltd. 7,452 118,034
Fubon Financial Holding Co. Ltd. 230,244 926,134
Hanwha Life Insurance Co. Ltd.* 103,362 320,446
HDFC Life Insurance Co. Ltd.(a) 11,546 66,373
Hyundai Marine & Fire Insurance Co.
Ltd.* 22,770 614,089
ICICI Lombard General Insurance
Co. Ltd.(a) 3,726 63,406
ICICI Prudential Life Insurance Co.
Ltd.(a) 5,220 28,197
KGI Financial Holding Co. Ltd. 386,584 369,013
Korean Reinsurance Co. 56,396 544,696
LPI Capital Bhd. 4,900 17,986
Maase, Inc., Class A, ADR*(b) 2,484 44,190
Max Financial Services Ltd.* 3,864 60,705
Mercuries Life Insurance Co. Ltd.* 104,278 31,943
Mirae Asset Life Insurance Co. Ltd.* 7,544 81,964
Momentum Group Ltd. 26,864 66,287
New China Life Insurance Co. Ltd.,
Class A 4,800 44,916
New China Life Insurance Co. Ltd.,
Class H 23,000 141,843
Old Mutual Ltd. 89,286 72,071
OUTsurance Group Ltd. 10,264 51,223
PB Fintech Ltd.* 4,738 79,525
People's Insurance Co. Group of
China Ltd. (The), Class H 213,000 148,309
PICC Property & Casualty Co. Ltd.,
Class H 158,000 330,443
Ping An Insurance Group Co. of
China Ltd., Class A 18,500 150,521
Ping An Insurance Group Co. of
China Ltd., Class H(b) 144,500 1,080,765
Porto Seguro SA 4,800 51,678
Qatar Insurance Co. SAQ 981,640 518,724
Qualitas Controladora SAB de CV(b) 4,900 44,712
Rasan Information Technology Co.* 736 25,517
Samsung Fire & Marine Insurance
Co. Ltd. 644 285,479
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 47 12,626
Samsung Life Insurance Co. Ltd. 2,254 492,475
Sanlam Ltd. 40,664 215,908
Santam Ltd. 723 17,648
Saudi Reinsurance Co.* 2,126 13,530
SBI Life Insurance Co. Ltd.(a) 5,934 117,044
Seoul Guarantee Insurance Co. 4,462 134,420
Shinkong Insurance Co. Ltd. 88,381 440,278
Star Health & Allied Insurance Co.
Ltd.* 2,475 15,590
Sunshine Insurance Group Co. Ltd.,
Class H 713,000 333,696
Syarikat Takaful Malaysia Keluarga
Bhd. 225,400 176,503

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Thai Life Insurance PCL, NVDR $ 30,700 $ 10,757
Tongyang Life Insurance Co. Ltd.* 14,402 84,147
Turkiye Sigorta A/S 99,360 13,150
ZhongAn Online P&C Insurance Co.
Ltd., Class H*(a) 28,900 40,872
11,912,548
Interactive Media & Services -
1.9%
Baidu, Inc., Class A* 28,600 386,240
Bilibili , Inc., Class Z* 2,760 51,986
Info Edge India Ltd. 6,210 79,809
Kakao Corp. 4,342 113,902
Kuaishou Technology(a) 64,400 358,891
Meitu , Inc.(a) 48,000 28,892
NAVER Corp. 1,886 275,155
Newborn Town, Inc.*(b) 20,000 20,787
Tencent Holdings Ltd. 80,700 4,890,410
Weibo Corp., Class A(b) 37,720 304,248
6,510,320
IT Services -
0.8%
4iG Nyrt .*(b) 1,886 10,433
Al Moammar Information Systems
Co. 505 32,434
Arabian Internet & Communications
Services Co. 180 10,300
Chinasoft International Ltd.(b) 884,000 443,037
Clobot Co. Ltd.* 405 6,590
Coforge Ltd. 5,060 91,267
Elm Co. 368 66,437
GDS Holdings Ltd., Class A*(b) 13,600 53,938
HCL Technologies Ltd. 14,260 201,297
Hexaware Technologies Ltd. 1,150 6,769
Hyundai Autoever Corp. 94 24,032
Infosys Ltd. 53,130 629,274
Kingsoft Cloud Holdings Ltd.* 26,000 19,264
LG CNS Co. Ltd. 1,179 51,685
LTM Ltd.(a) 1,426 65,193
Mphasis Ltd. 1,492 36,626
Odine Solutions Teknoloji Ticaret ve
Sanayi A/S* 460 24,198
Persistent Systems Ltd. 1,588 92,353
Posco DX Co. Ltd. 769 10,389
Presight AI Holding plc* 17,894 16,565
Samsung SDS Co. Ltd. 552 79,759
Systex Corp. 9,484 45,191
Tata Consultancy Services Ltd. 12,788 317,050
Tata Technologies Ltd. 1,472 11,534
Tech Mahindra Ltd. 8,602 148,871
WellCell Holdings Co. Ltd.*(b) 22,400 526
Wipro Ltd. 40,020 77,029
Zensar Technologies Ltd. 2,950 15,705
2,587,746
Investments Shares Value
Leisure Products -
0.3%
Bloks Group Ltd.* $ 900 $ 5,939
Fusheng Precision Co. Ltd. 43,077 338,549
Giant Manufacturing Co. Ltd. 132,807 347,232
Johnson Health Tech Co. Ltd. 37,332 142,079
Thunder Tiger Corp.* 7,440 37,984
871,783
Life Sciences Tools & Services -
0.2%
Anthem Biosciences Ltd. 874 7,412
Curiox Biosystems Co. Ltd.* 270 7,111
Divi's Laboratories Ltd. 1,932 163,121
Genscript Biotech Corp.* 14,000 32,244
Indegene Ltd. 1,564 8,444
LigaChem Biosciences, Inc.* 368 22,585
MGI Tech Co. Ltd., Class A* 1,665 12,293
Peptron , Inc.* 276 24,741
SAI Life Sciences Ltd.*(a) 2,648 36,497
Samsung Biologics Co. Ltd.*(a) 168 174,988
Syngene International Ltd.(a) 4,876 19,721
WuXi AppTec Co. Ltd., Class A 2,860 54,436
WuXi AppTec Co. Ltd., Class H(a) 5,418 111,033
XtalPi Holdings Ltd.*(b) 41,000 35,763
710,389
Machinery -
1.5%
Action Construction Equipment Ltd. 1,488 16,691
AIA Engineering Ltd. 600 28,870
Airtac International Group 1,913 78,428
Anhui Heli Co. Ltd., Class A 4,600 12,448
Ashok Leyland Ltd. 40,940 71,303
Azad Engineering Ltd.* 828 19,894
BEML Ltd. 1,380 25,316
BHI Co. Ltd.* 681 19,250
C Sun Manufacturing Ltd. 2,828 41,870
China CSSC Holdings Ltd., Class A 5,000 26,069
China International Marine
Containers Group Co. Ltd., Class
A 9,600 12,335
China International Marine
Containers Group Co. Ltd., Class
H(b) 9,400 9,110
China Railway Construction Heavy
Industry Corp. Ltd., Class A 21,060 13,421
China Yuchai International Ltd. 4,728 222,973
CIMC Enric Holdings Ltd. 20,000 19,843
Cochin Shipyard Ltd.(a) 1,450 21,625
Craftsman Automation Ltd. 343 35,494
CSBC Corp. Taiwan* 29,992 17,632
Cummins India Ltd. 1,794 103,769
Daehan Shipbuilding Co. Ltd. 460 16,165
Doosan Bobcat, Inc. 950 39,847
Doosan Robotics, Inc.* 322 13,913
Elgi Equipments Ltd. 8,280 49,434
Escorts Kubota Ltd. 564 18,241
Eternal Precision Mechanics Co. Ltd. 1,000 10,845
Farsoon Technologies Co. Ltd., Class
A 1,150 11,913

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
First Tractor Co. Ltd., Class H $ 162,000 $ 183,039
Force Motors Ltd. 89 16,698
G Shank Enterprise Co. Ltd. 4,472 15,705
Grindwell Norton Ltd. 1,755 38,998
Haitian International Holdings Ltd.(b) 22,000 58,412
Hangcha Group Co. Ltd., Class A 4,600 19,150
Hanwha Engine* 966 26,459
Hanwha Ocean Co. Ltd.* 1,610 96,214
HD Construction Equipment Co. Ltd. 506 44,329
HD Hyundai Heavy Industries Co.
Ltd. 414 139,675
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 1,104 297,740
HD-Hyundai Marine Engine* 360 12,487
Hefei Meiya Optoelectronic
Technology, Inc., Class A 4,600 10,792
Hiwin Technologies Corp. 4,535 42,727
HJ Shipbuilding & Construction Co.
Ltd.* 1,840 20,262
Hyulim ROBOT Co. Ltd.* 4,600 19,972
Hyundai Elevator Co. Ltd. 524 24,956
Hyundai Rotem Co. Ltd. 966 90,590
Ingersoll Rand India Ltd. 141 6,407
INOX India Ltd. 736 14,718
Jiangsu Hengli Hydraulic Co. Ltd.,
Class A 2,000 32,145
Jupiter Wagons Ltd.* 6,716 18,244
Jyoti CNC Automation Ltd.*(a) 3,970 33,646
Kaori Heat Treatment Co. Ltd. 1,214 32,116
Keda Industrial Group Co. Ltd., Class
A 4,900 11,975
Kinik Co. 2,800 55,447
Kirloskar Brothers Ltd. 700 13,720
Kirloskar Oil Engines Ltd. 1,711 39,268
KSB Ltd. 1,944 17,438
Lonking Holdings Ltd. 736,000 292,838
Marcopolo SA 85,950 82,894
Marcopolo SA (Preference) 294,400 307,690
Mega Union Technology, Inc. 3,575 79,754
Morimatsu International Holdings Co.
Ltd.(a) 186,000 155,364
MTAR Technologies Ltd.*(a) 736 44,169
North Industries Group Red Arrow
Co. Ltd., Class A 4,600 9,810
Olectra Greentech Ltd. 1,485 20,609
Otokar Otomotiv ve Savunma Sanayi
A/S* 1,440 9,242
Pentamaster Corp. Bhd.* 23,000 29,774
People & Technology, Inc. 7,222 143,356
Precision Tsugami China Corp. Ltd.
(a)(b) 9,000 59,682
Rainbow Robotics* 92 27,941
Sam Engineering & Equipment M
Bhd. 5,100 5,678
Samsung Heavy Industries Co. Ltd.* 8,832 132,260
Investments Shares Value
Machinery
(continued)
Sany Heavy Equipment International
Holdings Co. Ltd. $ 28,000 $ 26,530
Sany Heavy Industry Co. Ltd., Class
A 4,700 14,314
SFA Nexel Co. Ltd.* 2,392 11,140
Shaily Engineering Plastics Ltd. 907 29,101
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class A 18,400 11,808
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class B 4,800 1,238
Shin Zu Shing Co. Ltd. 8,278 43,799
Sinotruk Hong Kong Ltd. 18,500 95,878
SK oceanplant Co. Ltd.* 828 7,271
STX Engine Co. Ltd.* 552 8,924
Sunonwealth Electric Machine
Industry Co. Ltd. 5,208 21,110
Syntec Technology Co. Ltd. 1,000 62,966
Taiwan Microloops Corp. 2,000 32,489
Tata Motors Ltd. 26,174 119,822
Tega Industries Ltd. 598 9,310
Thermax Ltd. 576 25,994
Tian Di Science & Technology Co.
Ltd., Class A 18,700 13,663
Timken India Ltd. 329 10,846
Titagarh Rail System Ltd. 3,150 27,243
Turk Traktor ve Ziraat Makineleri A/S* 788 6,835
UBTech Robotics Corp. Ltd., Class
H*(b) 2,350 24,439
UWC Bhd.* 18,400 28,592
Weichai Power Co. Ltd., Class A 13,800 57,163
Weichai Power Co. Ltd., Class H 46,000 193,231
XCMG Construction Machinery Co.
Ltd., Class A 20,200 26,823
Yangzijiang Shipbuilding Holdings
Ltd. 59,800 182,595
Yantai Eddie Precision Machinery
Co. Ltd., Class A 100 290
Yuil Robotics Co. Ltd.* 225 9,832
Yutong Bus Co. Ltd., Class A 4,500 21,474
ZCZL Industrial Technology Group
Co. Ltd., Class A 4,600 11,010
Zhejiang Sanhua Intelligent Controls
Co. Ltd., Class A 4,500 25,029
Zhejiang Sanhua Intelligent Controls
Co. Ltd., Class H(b) 4,500 15,024
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 4,500 19,316
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class A 17,400 19,598
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class
H(b) 29,200 28,189
5,033,975
Marine Transportation -
0.6%
COSCO SHIPPING Holdings Co.
Ltd., Class A 18,300 42,390

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Marine Transportation
(continued)
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) $ 60,500 $ 121,670
COSCO SHIPPING Specialized
Carriers Co. Ltd., Class A 4,600 7,710
Etihad Energy Holding PJSC* 75,371 60,949
Evergreen Marine Corp. Taiwan Ltd. 26,814 169,252
Far-Eastern Shipping Co. plc*‡ 302,500 —
Hainan Strait Shipping Co. Ltd.,
Class A 4,500 4,482
HMM Co. Ltd. 6,373 93,648
MISC Bhd. 32,200 62,958
Orient Overseas International Ltd. 3,500 68,334
Pan Ocean Co. Ltd. 91,862 352,448
Qatar Navigation QSC 24,656 67,061
Shanghai Zhonggu Logistics Co.
Ltd., Class A 2,552 4,077
Shipping Corp. of India Ltd. 63,253 193,209
U-Ming Marine Transport Corp. 163,984 317,627
Wan Hai Lines Ltd. 34,121 89,423
Wisdom Marine Lines Co. Ltd. 184,416 446,789
Yang Ming Marine Transport Corp. 38,380 60,327
2,162,354
Media -
0.2%
Affle 3i Ltd.* 1,628 27,061
Arabian Contracting Services Co.* 828 17,671
Cheil Worldwide, Inc. 27,830 369,518
China Literature Ltd.*(a) 4,200 10,830
China South Publishing & Media
Group Co. Ltd., Class A 4,900 7,981
Elang Mahkota Teknologi Tbk . PT 211,506 6,230
Focus Media Information Technology
Co. Ltd., Class A 14,900 12,410
Jiangsu Broadcasting Cable
Information Network Corp. Ltd.,
Class A 23,000 10,635
Leo Group Co. Ltd., Class A 8,400 5,801
Megacable Holdings SAB de CV 18,400 62,601
Mobvista , Inc.*(a) 19,000 27,016
Saudi Research & Media Group* 1,249 19,639
Shandong Publishing & Media Co.
Ltd., Class A 4,300 4,786
Sun TV Network Ltd. 1,380 7,356
Surya Citra Media Tbk . PT 5,464,800 63,170
Wasu Media Holding Co. Ltd., Class
A 9,200 9,544
662,249
Metals & Mining -
4.2%
African Rainbow Minerals Ltd. 2,392 24,473
Al Masane Al Kobra Mining Co. 1,403 27,421
Alamtri Minerals Indonesia Tbk . PT 193,200 16,266
Alrosa PJSC*‡ 85,800 —
Aluminum Corp. of China Ltd., Class
A 19,600 27,798
Investments Shares Value
Metals & Mining
(continued)
Aluminum Corp. of China Ltd., Class
H $ 92,000 $ 99,255
Amman Mineral Internasional PT* 123,400 28,117
Angang Steel Co. Ltd., Class H*(b) 38,000 5,960
ANTAM Persero Tbk . PT 193,000 30,890
Apex Mining Co., Inc. 621,000 144,447
APL Apollo Tubes Ltd. 2,467 47,044
Baoshan Iron & Steel Co. Ltd., Class
A 46,000 41,790
Beijing Shougang Co. Ltd., Class A 10,600 6,111
Borusan Birlesik Boru Fabrikalari
Sanayi ve Ticaret A/S* 720 7,901
Bradespar SA (Preference) 101,200 438,212
Bumi Resources Minerals Tbk . PT* 1,262,400 39,288
CAP SA* 966 6,169
Century Iron & Steel Industrial Co.
Ltd. 73,250 236,846
China Gold International Resources
Corp. Ltd. 3,800 85,240
China Hongqiao Group Ltd.(b) 90,000 281,652
China Metal Recycling Holdings
Ltd.*‡ 51,000 —
China Nonferrous Mining Corp. Ltd. 37,000 69,597
China Northern Rare Earth Group
High-Tech Co. Ltd., Class A 4,600 27,065
China Steel Corp. 172,050 100,880
China Tungsten and Hightech
Materials Co. Ltd., Class A 3,000 22,012
China Zhongwang Holdings Ltd.*‡ 699,600 —
Chung Hung Steel Corp.* 23,000 11,813
Cia Brasileira de Aluminio 4,600 10,032
Cia Siderurgica Nacional SA* 15,300 14,575
CMOC Group Ltd., Class A 16,500 47,733
CMOC Group Ltd., Class H 48,000 103,387
CSN Mineracao SA 9,600 10,789
CVK Maden Isletmeleri Sanayi ve
Ticaret A/S* 18,998 15,118
Darma Henwa Tbk . PT 1,081,000 27,635
DRDGOLD Ltd. 10,054 20,586
East Pipes Integrated Co. for Industry 6,026 295,243
ElvalHalcor SA(b) 20,792 89,469
Eregli Demir ve Celik Fabrikalari TAS 51,613 46,199
EVERGREEN Steel Corp. 89,281 240,337
Feng Hsin Steel Co. Ltd. 22,970 46,339
Gerdau SA (Preference) 25,764 126,674
GMK Norilskiy Nickel PAO*‡ 209,000 —
Godawari Power and Ispat Ltd. 13,606 34,566
Gold Fields Ltd. 20,516 666,627
Gravita India Ltd. 552 9,351
Grupo Mexico SAB de CV, Series B 41,400 495,643
Guangdong HEC Technology Holding
Co. Ltd., Class A* 4,700 19,754
Guangxi Huaxi Nonferrous Metal Co.
Ltd., Class A 100 610
Hangzhou Iron & Steel Co., Class A 9,400 9,125
Harmony Gold Mining Co. Ltd. 13,064 205,662

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Henan Shenhuo Coal Industry &
Electricity Power Co. Ltd., Class A $ 4,700 $ 18,159
Hindalco Industries Ltd. 33,304 340,126
Hindustan Copper Ltd. 5,462 28,141
Hindustan Zinc Ltd. 7,173 40,535
Huaibei Mining Holdings Co. Ltd.,
Class A 4,600 10,301
Hunan Valin Steel Co. Ltd., Class A 23,500 13,687
Hyundai Steel Co. 1,748 32,307
Impala Platinum Holdings Ltd. 20,010 217,107
Industrias Penoles SAB de CV 2,530 116,261
Inner Mongolia BaoTou Steel Union
Co. Ltd., Class A 70,500 23,300
Inner Mongolia ERDOS Resources
Co. Ltd., Class B 10,388 12,185
Jayaswal NECO Industries Ltd.* 11,914 10,742
Jiangxi Copper Co. Ltd., Class A 4,700 30,147
Jiangxi Copper Co. Ltd., Class H 27,000 121,131
Jinchuan Group International
Resources Co. Ltd.‡(b) 235,000 5,907
Jindal Saw Ltd. 14,996 40,384
Jindal Stainless Ltd. 5,612 43,219
Jindal Steel Ltd. 5,152 59,525
Jinduicheng Molybdenum Co. Ltd.,
Class A 4,800 14,932
JSW Steel Ltd. 16,468 219,194
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A* 8,280 7,401
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class D* 34,110 29,570
Korea Zinc Co. Ltd. 138 96,698
Kumba Iron Ore Ltd.(b) 1,215 19,266
Lianyou Metals Co. Ltd. 1,200 44,558
Lingbao Gold Group Co. Ltd., Class
H(b) 18,500 45,533
Lloyds Metals & Energy Ltd. 2,064 44,280
Maanshan Iron & Steel Co. Ltd.,
Class H* 22,000 4,797
Magnitogorsk Iron & Steel Works
PJSC*‡ 45,174 —
Merdeka Battery Materials Tbk . PT* 391,000 10,973
Merdeka Copper Gold Tbk . PT 183,462 27,732
Merdeka Gold Resources Tbk . PT* 56,100 20,577
Metalurgica Gerdau SA 45,898 88,532
Metalurgica Gerdau SA (Preference) 323,492 695,291
Minsur SA 355,672 723,342
MMG Ltd.* 92,000 98,434
Nanjing Iron & Steel Co. Ltd., Class A 18,400 13,716
National Aluminium Co. Ltd. 18,936 69,471
Nexa Resources Peru SAA, Class P 91,402 108,428
NMDC Ltd. 70,656 62,973
NMDC Steel Ltd.* 439,346 198,089
Northam Platinum Holdings Ltd. 8,418 120,101
Novolipetsk Steel PJSC*‡ 51,150 —
OceanaGold Philippines, Inc. 170,200 92,996
Investments Shares Value
Metals & Mining
(continued)
Pangang Group Vanadium Titanium
& Resources Co. Ltd., Class A* $ 18,400 $ 8,399
Petrosea Tbk . PT 54,012 14,138
PMB Technology Bhd.* 41,500 18,178
Polyus PJSC*‡ 11,550 —
Poongsan Corp. 6,480 323,614
POSCO Holdings, Inc. 1,656 362,980
Press Metal Aluminium Holdings Bhd. 59,800 116,483
PT TIMAH Persero Tbk . 147,200 31,086
PTC Industries Ltd.* 100 18,589
Qatar Aluminum Manufacturing Co. 1,086,934 423,907
Ramkrishna Forgings Ltd. 3,910 26,683
Raspadskaya PAO*‡ 4,240 —
Sarda Energy & Minerals Ltd. 3,700 20,033
Saudi Arabian Mining Co.* 17,894 269,685
SeAH Besteel Holdings Corp. 828 19,340
Severstal PAO*‡ 5,995 —
Shandong Gold Mining Co. Ltd.,
Class A 5,200 21,732
Shandong Gold Mining Co. Ltd.,
Class H(a) 12,250 31,494
Shandong Hongqiao Aluminum
Industry Holding Co. Ltd., Class A 9,200 28,319
Shandong Nanshan Aluminum Co.
Ltd., Class A 18,800 13,151
Shanxi Meijin Energy Co. Ltd., Class
A* 9,200 4,922
Shanxi Taigang Stainless Steel Co.
Ltd., Class A 15,900 8,554
Shougang Fushan Resources Group
Ltd. 90,000 27,431
Shyam Metalics & Energy Ltd. 1,950 21,077
Sibanye Stillwater Ltd.(b) 66,424 143,995
Sociedad Punta del Cobre SA, Class
A 13,156 230,821
Steel Authority of India Ltd. 29,968 53,089
TA Chen Stainless Pipe 48,920 65,390
Tata Steel Ltd. 114,080 226,797
Tianshan Aluminum Group Co. Ltd.,
Class A 6,100 11,933
Tongguan Gold Group Ltd. 90,000 23,528
Tongling Nonferrous Metals Group
Co. Ltd., Class A 22,500 20,707
TR Anadolu Metal Madencilik
Isletmeleri A/S* 7,083 18,555
Trimegah Bangun Persada Tbk . PT 230,000 11,440
Tung Ho Steel Enterprise Corp. 192,514 444,368
Turk Altin Isletmeleri A/S* 14,797 13,749
United Co. RUSAL International
PJSC*‡ 75,100 —
Usha Martin Ltd. 6,762 35,148
Usinas Siderurgicas de Minas Gerais
SA Usiminas (Preference), Class
A* 184,000 266,549
Vale Indonesia Tbk . PT 64,400 18,879
Vale SA 82,800 1,243,145
Valterra Platinum Ltd. 3,450 258,420

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Vedanta Ltd. $ 38,272 $ 105,994
Volcan Cia Minera SAA, Class B* 909,742 209,949
VSMPO-AVISMA Corp. PJSC*‡ 53 —
Wanguo Gold Group Ltd.(b) 15,500 20,814
Welspun Corp. Ltd. 2,613 45,203
Western Mining Co. Ltd., Class A 4,800 27,345
Xiamen Tungsten Co. Ltd., Class A 2,600 18,129
Yieh Phui Enterprise Co. Ltd.* 322,000 135,997
Yunnan Aluminium Co. Ltd., Class A 6,300 24,854
Yunnan Copper Co. Ltd., Class A 4,800 11,254
Yunnan Tin Co. Ltd., Class A 300 1,516
Zhaojin Mining Industry Co. Ltd.,
Class H 24,000 64,885
Zhejiang JIULI Hi-tech Metals Co.
Ltd., Class A 100 299
Zhongjin Gold Corp. Ltd., Class A 1,900 6,479
Zijin Mining Group Co. Ltd., Class A 18,400 89,852
Zijin Mining Group Co. Ltd., Class H 76,000 322,159
14,362,786
Multi-Utilities -
0.1%
Dubai Electricity & Water Authority
PJSC 130,824 97,598
Nebras Energy 11,994 48,688
Power & Water Utility Co. for Jubail
& Yanbu 690 6,908
YTL Corp. Bhd. 120,520 57,215
YTL Power International Bhd. 47,037 48,113
258,522
Office REITs -
0.0%(d)
AREIT, Inc., REIT 18,400 11,421
Brookfield India Real Estate Trust,
REIT(a) 9,879 35,356
Embassy Office Parks REIT, REIT 5,719 26,252
RL Commercial REIT, Inc., REIT 189,000 22,537
95,566
Oil, Gas & Consumable Fuels -
3.2%
Adaro Andalan Indonesia PT 84,300 43,218
Adnoc Gas plc 79,488 71,420
ADNOC Logistics & Services 34,960 59,015
Aegis Logistics Ltd. 2,650 35,572
AKR Corporindo Tbk . PT 3,680 300
Alamtri Resources Indonesia Tbk . PT 334,892 45,784
Bangchak Corp. PCL, NVDR 116,500 156,124
Banpu PCL, NVDR 110,300 19,158
Bashneft PJSC*‡ 1,305 —
Bashneft PJSC (Preference)*‡ 1,163 —
Bharat Petroleum Corp. Ltd. 44,602 149,468
Brava Energia 179,450 699,342
Bukit Asam Persero Tbk . PT 161,082 20,769
Bumi Resources Tbk . PT* 2,320,998 21,283
CGN Mining Co. Ltd.(b) 75,000 23,146
Chennai Petroleum Corp. Ltd. 18,170 240,058
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
China Coal Energy Co. Ltd., Class A $ 11,400 $ 23,315
China Coal Energy Co. Ltd., Class H 47,000 64,192
China Coal Xinji Energy Co. Ltd.,
Class A 4,600 6,674
China Merchants Energy Shipping
Co. Ltd., Class A 9,500 23,639
China Petroleum & Chemical Corp.,
Class A 64,400 50,202
China Petroleum & Chemical Corp.,
Class H 552,000 311,844
China Shenhua Energy Co. Ltd.,
Class A 9,200 62,296
China Shenhua Energy Co. Ltd.,
Class H(b) 46,500 257,714
China Suntien Green Energy Corp.
Ltd., Class H(b) 50,000 20,978
Coal India Ltd. 52,762 229,014
COSCO SHIPPING Energy
Transportation Co. Ltd., Class A 8,600 21,501
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H(b) 32,000 56,764
Dana Gas PJSC 2,135,412 496,526
Dian Swastatika Sentosa Tbk . PT* 575,000 27,162
Ecopetrol SA 116,426 98,977
Energi Mega Persada Tbk . PT* 193,200 13,851
Exxaro Resources Ltd.(b) 6,164 75,877
Formosa Petrochemical Corp. 20,736 45,426
Gansu Energy Chemical Co. Ltd.,
Class A 28,200 10,824
Gazprom PJSC*‡ 412,500 —
Golden Energy Mines Tbk . PT 18,400 6,621
Great Eastern Shipping Co. Ltd.
(The) 4,370 61,848
Gspl Transmission Ltd.* 3,696 5,810
Guanghui Energy Co. Ltd., Class A 13,800 11,146
Guangzhou Development Group,
Inc., Class A 7,400 7,019
Gujarat Mineral Development Corp.
Ltd. 2,208 13,057
HD Hyundai Co. Ltd. 874 122,361
HELLENiQ ENERGY Holdings SA 1,316 19,684
Hindustan Petroleum Corp. Ltd. 22,678 92,635
Indian Oil Corp. Ltd. 89,976 132,180
Indo Tambangraya Megah Tbk . PT 142,600 194,753
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A 5,500 21,992
Inner Mongolia Yitai Coal Co. Ltd.,
Class B 20,116 57,914
Jiangsu Xukuang Energy Co. Ltd.,
Class A 17,600 11,451
Jinneng Holding Shanxi Coal Industry
Co. Ltd., Class A 4,900 11,946
Jizhong Energy Resources Co. Ltd.,
Class A 5,280 3,709
Kinetic Development Group Ltd. 92,000 19,828
LUKOIL PJSC*‡ 12,265 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Mangalore Refinery &
Petrochemicals Ltd. $ 5,520 $ 9,831
Medco Energi Internasional Tbk . PT 78,218 5,586
MOL Hungarian Oil & Gas plc 8,234 117,706
Motor Oil Hellas Corinth Refineries
SA 1,443 84,340
Novatek PJSC*‡ 20,020 —
Oil & Natural Gas Corp. Ltd. 96,646 245,659
Oil India Ltd. 15,261 73,350
Petrindo Jaya Kreasi Tbk . PT 189,980 7,021
PetroChina Co. Ltd., Class A 55,200 90,643
PetroChina Co. Ltd., Class H 500,000 633,799
Petroleo Brasileiro SA - Petrobras 87,400 843,612
Petroleo Brasileiro SA - Petrobras
(Preference) 105,800 904,183
Petronet LNG Ltd. 20,146 59,278
Pingdingshan Tianan Coal Mining
Co. Ltd., Class A 4,300 5,092
PRIO SA* 18,600 222,769
PTT Exploration & Production PCL 469 2,093
PTT Exploration & Production PCL,
NVDR 31,731 141,586
PTT PCL, NVDR 197,800 228,054
Qatar Fuel QSC 18,354 70,069
Qatar Gas Transport Co. Ltd. 54,142 61,413
Rabigh Refining & Petrochemical
Co.* 6,436 25,483
Raharja Energi Cepu PT 27,000 7,728
Reliance Industries Ltd. 99,360 1,361,872
Rosneft Oil Co. PJSC*‡ 72,122 —
Rosneft Oil Co. PJSC, GDR*‡(a) 1,920 —
Rukun Raharja Tbk . PT 225,000 11,129
Saudi Arabian Oil Co.(a) 75,164 529,981
Semirara Mining & Power Corp.,
Class A 9,400 3,140
Shaanxi Coal Industry Co. Ltd., Class
A 18,400 67,627
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A 7,050 9,006
Shanxi Coking Coal Energy Group
Co. Ltd., Class A 13,800 13,294
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 4,500 10,070
Sinopec Kantons Holdings Ltd.(b) 294,000 139,471
SK Gas Ltd. 830 130,115
SK Innovation Co. Ltd.* 1,702 131,915
S-Oil Corp. 898 80,182
Surgutneftegas PAO*‡ 319,000 —
Surgutneftegas PAO (Preference)*‡ 225,500 —
Tatneft PJSC*‡ 22,094 —
Tatneft PJSC, ADR*‡ 4,806 —
Tatneft PJSC (Preference)*‡ 3,870 —
Thai Oil PCL, NVDR 14,402 28,250
Transneft PJSC (Preference)*‡ 5,500 —
Turkiye Petrol Rafinerileri A/S 18,768 116,597
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
United Tractors Tbk . PT $ 27,600 $ 36,736
Vista Energy SAB de CV, ADR* 2,024 142,591
Yancoal Australia Ltd.(a)(b) 4,800 18,621
Yankuang Energy Group Co. Ltd.,
Class A 5,735 17,160
Yankuang Energy Group Co. Ltd.,
Class H 41,699 63,067
11,025,506
Paper & Forest Products -
0.3%
Empresas CMPC SA 19,872 22,580
Indah Kiat Pulp & Paper Tbk . PT 56,420 26,338
Lee & Man Paper Manufacturing Ltd. 874,000 446,942
Nine Dragons Paper Holdings Ltd.* 41,000 39,475
Pabrik Kertas Tjiwi Kimia Tbk . PT 506,000 182,783
Shandong Sun Paper Industry JSC
Ltd., Class A 9,200 19,852
Suzano SA 15,300 130,455
YFY, Inc. 22,472 20,199
888,624
Passenger Airlines -
0.6%
Aegean Airlines SA(b) 13,478 188,412
Aeroflot PJSC*‡ 74,029 —
Air Arabia PJSC 55,982 74,687
AirAsia Group Bhd.* 906,200 232,842
Asiana Airlines, Inc.* 2,576 12,576
Azul SA* 130,042 567,197
Bangkok Airways PCL, NVDR 245,000 142,337
China Airlines Ltd. 61,000 42,279
China Eastern Airlines Corp. Ltd.,
Class A* 14,300 7,926
China Eastern Airlines Corp. Ltd.,
Class H* 46,000 19,241
China Southern Airlines Co. Ltd.,
Class A* 14,100 10,971
China Southern Airlines Co. Ltd.,
Class H* 24,000 10,773
Eva Airways Corp. 70,566 94,542
flynas Co. SJSC* 279 3,658
InterGlobe Aviation Ltd.(a) 2,760 149,578
Jazeera Airways Co. KSCP 3,358 17,973
Korean Air Lines Co. Ltd. 3,772 68,524
Latam Airlines Group SA 8,063,754 214,866
Pegasus Hava Tasimaciligi A/S* 5,171 16,647
Thai Airways International PCL,
NVDR 195,000 32,702
Tigerair Taiwan Co. Ltd. 67,540 119,954
Turk Hava Yollari AO 15,640 103,335
2,131,020
Personal Care Products -
0.3%
Amorepacific Corp. 455 41,488
Amorepacific Holdings Corp. 11,132 199,106
APR Corp. 376 84,394
Bloomage Biotechnology Corp. Ltd.,
Class A 2,475 14,683

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Personal Care Products
(continued)
Colgate-Palmolive India Ltd. $ 1,927 $ 41,929
Cosmax , Inc. 144 18,655
Cupid Ltd.* 20,838 50,366
Dabur India Ltd. 8,037 35,500
D'Alba Global Co. Ltd. 364 56,424
Emami Ltd. 7,406 30,896
Giant Biogene Holding Co. Ltd.(a) 7,800 30,617
Gillette India Ltd. 192 15,341
Godrej Consumer Products Ltd. 5,704 63,989
Hengan International Group Co. Ltd.
(b) 12,000 37,890
Hindustan Unilever Ltd. 11,546 254,275
Honasa Consumer Ltd.* 5,152 24,274
Hyundai Bioscience Co. Ltd.* 3,910 16,181
Kolmar Korea Co. Ltd. 562 37,527
LG H&H Co. Ltd. 97 19,527
Mao Geping Cosmetics Co. Ltd.,
Class H(b) 3,300 24,724
Natura Cosmeticos SA* 23,058 38,032
Procter & Gamble Hygiene & Health
Care Ltd. 92 8,286
Sarantis SA(b) 1,316 21,955
Shanghai Chicmax Cosmetic Co.
Ltd., Class H(b) 1,900 7,206
1,173,265
Pharmaceuticals -
1.0%
Abbott India Ltd. 46 13,402
Acutaas Chemicals Ltd. 1,440 46,859
Aether Industries Ltd.* 1,518 24,494
Ajanta Pharma Ltd. 576 20,919
Alembic Pharmaceuticals Ltd. 2,000 16,707
Alivus Life Sciences Ltd. 874 10,626
Alkem Laboratories Ltd. 782 47,138
Aspen Pharmacare Holdings Ltd. 8,035 72,382
Asymchem Laboratories Tianjin Co.
Ltd., Class A 700 15,836
Aurobindo Pharma Ltd. 4,094 67,802
Bora Pharmaceuticals Co. Ltd. 3,542 41,920
BrightGene Bio-Medical Technology
Co. Ltd., Class A 1,334 6,512
Caliway Biopharmaceuticals Co. Ltd.* 11,299 36,010
Caplin Point Laboratories Ltd. 912 24,056
Caregen Co. Ltd. 225 8,775
Celltrion Pharm, Inc. 1,018 28,704
Center Laboratories, Inc. 12,026 14,047
Changchun High-Tech Industry
Group Co. Ltd., Class A 600 7,203
China Medical System Holdings Ltd. 21,000 31,922
China Resources Jiangzhong
Pharmaceutical Co. Ltd., Class A 100 391
China Resources Pharmaceutical
Group Ltd.(a) 28,000 17,318
China Traditional Chinese Medicine
Holdings Co. Ltd. 920,000 168,945
Investments Shares Value
Pharmaceuticals
(continued)
Cipla Ltd. $ 8,280 $ 127,842
Cohance Lifesciences Ltd.* 5,155 22,964
Concord Biotech Ltd. 1,288 19,179
Consun Pharmaceutical Group Ltd. 168,000 293,297
CSPC Pharmaceutical Group Ltd. 124,080 135,764
Daewoong Pharmaceutical Co. Ltd. 49 3,911
Dr Reddy's Laboratories Ltd. 7,912 95,203
Eris Lifesciences Ltd.(a) 1,575 22,362
Gland Pharma Ltd.(a) 920 24,133
GlaxoSmithKline Pharmaceuticals
Ltd. 376 10,464
Glenmark Pharmaceuticals Ltd. 2,208 51,695
Grand Pharmaceutical Group Ltd. 28,500 18,754
Granules India Ltd. 5,580 48,227
Hanall Biopharma Co. Ltd.* 1,126 34,277
Hanmi Pharm Co. Ltd. 103 24,094
Hansoh Pharmaceutical Group Co.
Ltd.(a) 14,000 57,453
HK inno N Corp. 192 4,862
Hua Han Health Industry Holdings
Ltd.*‡ 3,780,000 —
Hypera SA 10,296 43,104
Ipca Laboratories Ltd. 2,208 40,446
Jamjoom Pharmaceuticals Factory
Co. 480 17,485
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 5,000 40,074
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class H(b) 1,400 10,194
Jilin Aodong Pharmaceutical Group
Co. Ltd., Class A 4,600 12,523
Jubilant Pharmova Ltd., Class A 2,208 21,640
Kalbe Farma Tbk . PT 252,494 10,173
Kangmei Pharmaceutical Co. Ltd.,
Class A* 58,500 11,791
Laurus Labs Ltd.(a) 4,733 90,091
Livzon Pharmaceutical Group, Inc.,
Class H 3,930 13,010
Lotus Pharmaceutical Co. Ltd. 2,000 10,830
Lumosa Therapeutics Co. Ltd.* 2,188 5,890
Lupin Ltd. 3,220 81,500
Luye Pharma Group Ltd.*(a)(b) 90,000 23,299
Mankind Pharma Ltd. 1,125 29,118
Mega Lifesciences PCL, NVDR 4,000 4,552
Mezzion Pharma Co. Ltd.* 874 36,169
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd., Class A 9,200 11,030
Natco Pharma Ltd. 2,479 23,825
Neuland Laboratories Ltd. 286 57,080
Oneness Biotech Co. Ltd.* 4,406 5,692
Oscotec , Inc.* 855 18,021
Pfizer Ltd. 341 17,240
Pharmally International Holding Co.
Ltd.*‡ 2,564 —
Piramal Pharma Ltd. 13,309 27,285
Richter Gedeon Nyrt . 3,121 116,216

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Rubicon Research Ltd.* $ 966 $ 15,095
Sam Chun Dang Pharm Co. Ltd. 235 24,659
Shandong Buchang Pharmaceuticals
Co. Ltd., Class A 4,600 10,744
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A 2,200 7,574
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H 11,500 24,081
Sichuan Biokin Pharmaceutical Co.
Ltd., Class A* 851 37,584
Sihuan Pharmaceutical Holdings
Group Ltd. 135,000 15,494
Simcere Pharmaceutical Group Ltd.
(a) 19,000 29,924
SK Biopharmaceuticals Co. Ltd.* 480 26,597
ST Pharm Co. Ltd. 499 30,975
Sun Pharmaceutical Industries Ltd. 14,904 310,920
Tianjin Pharmaceutical Da Re Tang
Group Corp. Ltd., Class S 4,900 13,671
Tonghua Dongbao Pharmaceutical
Co. Ltd., Class A 9,200 11,412
Torrent Pharmaceuticals Ltd. 2,059 110,547
United Laboratories International
Holdings Ltd. (The)(b) 24,000 27,301
Wockhardt Ltd.* 1,511 31,034
Yuhan Corp. 828 42,686
Yunnan Baiyao Group Co. Ltd., Class
A 2,600 20,368
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class A 600 12,399
Zydus Lifesciences Ltd. 3,642 43,010
3,340,802
Professional Services -
0.1%
BLS International Services Ltd. 7,965 19,985
Computer Age Management Services
Ltd. 7,194 60,027
eClerx Services Ltd. 1,640 31,721
Firstsource Solutions Ltd. 11,270 35,685
International Gemological Institute
Ltd. 2,346 8,690
Kanzhun Ltd.(b) 13,800 110,870
L&T Technology Services Ltd.(a) 138 5,142
RITES Ltd. 4,200 9,424
Sagility Ltd.(a) 61,962 28,184
Sporton International, Inc. 1,595 9,500
Zetrix Ai Bhd. 93,407 17,029
336,257
Real Estate Management & Development -
2.6%
Aditya Birla Real Estate Ltd. 1,050 15,606
Aldar Properties PJSC 88,826 179,693
Allos SA 4,600 24,527
Anant Raj Ltd. 5,711 37,379
Arabian Centres Co.(a) 88,219 365,749
Investments Shares Value
Real Estate Management & Development
(continued)
Arriyadh Development Co. $ 3,496 $ 15,062
Ayala Land, Inc. 136,300 37,626
Barwa Real Estate Co. 65,344 41,798
Brigade Enterprises Ltd. 5,610 34,113
Bumi Serpong Damai Tbk . PT* 2,497,800 79,123
C&D International Investment Group
Ltd.(b) 14,196 27,825
Cathay Real Estate Development
Co. Ltd. 322,000 219,190
Cencosud Shopping SA 6,030 15,165
Central Pattana PCL, NVDR 33,700 69,635
China Dili Group, Class D*‡ 50,001 —
China Enterprise Co. Ltd., Class A* 28,200 9,445
China Jinmao Holdings Group Ltd.(b) 96,000 16,894
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 4,500 4,635
China Overseas Grand Oceans
Group Ltd.(b) 644,000 201,209
China Overseas Land & Investment
Ltd.(b) 92,000 158,503
China Overseas Property Holdings
Ltd. 475,000 208,376
China Resources Land Ltd. 69,000 292,134
China Resources Mixc Lifestyle
Services Ltd.(a)(b) 9,600 48,872
China Vanke Co. Ltd., Class H*(b) 18,000 5,693
Chong Hong Development Co. Ltd. 96,063 230,653
Commercial Real Estate Co. KSC 56,094 34,991
Corp. Inmobiliaria Vesta SAB de CV 10,300 35,648
Country Garden Services Holdings
Co. Ltd. 50,000 35,707
Da-Li Development Co. Ltd. 100,182 146,620
Dar Al Arkan Real Estate
Development Co.* 7,331 35,899
DLF Ltd. 10,810 74,695
Eco World Development Group Bhd. 42,300 21,323
Emaar Development PJSC 20,968 73,989
Emaar Economic City* 14,711 36,822
Emaar Properties PJSC 143,474 429,703
Evergrande Property Services Group
Ltd.*(a) 144,000 19,833
Farglory Land Development Co. Ltd. 92,000 184,746
Fortress Real Estate Investments
Ltd., Class B 467,790 715,340
Genus Prime Infra Ltd.* 848 263
Godrej Properties Ltd. 1,974 43,564
Greater Bay Area AI Computing Tech
Co. Ltd.* 22,000 25,839
Greenland Holdings Corp. Ltd., Class
A* 46,000 8,862
Greentown China Holdings Ltd.(b) 24,500 22,277
Greentown Service Group Co. Ltd.(a) 460,000 254,004
Hainan Airport Infrastructure Co. Ltd.,
Class A 23,000 9,987
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A 4,300 5,914
Hanson International Tbk . PT*‡ 2,409,275 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Highwealth Construction Corp. $ 32,559 $ 44,327
Hopson Development Holdings
Ltd.*‡(b) 32,200 10,557
Huaku Development Co. Ltd. 114,595 345,356
Iguatemi SA 9,200 44,962
IOI Properties Group Bhd. 29,500 27,360
Jaya Sukses Makmur Sentosa Tbk .
PT* 39,960 2,210
JHSF Participacoes SA 110,400 240,328
JSL Construction & Development
Co. Ltd. 15,676 29,587
KE Holdings, Inc., Class A 27,611 152,886
KSL Holdings Bhd. 142,600 101,197
Kuwait Real Estate Co. KSC* 14,149 15,137
LAMDA Development SA*(b) 31,648 229,946
Land & Houses PCL, NVDR 1,391,000 159,126
Lodha Developers Ltd.(a) 4,230 55,148
Longfor Group Holdings Ltd.(a)(b) 48,995 42,862
LSR Group PJSC, Class A*‡ 21,295 —
Lydia Holding A/S* 3,780 14,834
Mabanee Co. KPSC 10,930 32,783
Mah Sing Group Bhd. 625,600 159,213
Makkah Construction & Development
Co. 1,595 34,805
Matrix Concepts Holdings Bhd. 524,450 155,288
Megaworld Corp. 3,128,000 113,430
Multiplan Empreendimentos
Imobiliarios SA 5,000 27,683
Nanjing Gaoke Co. Ltd., Class A 4,900 5,744
National Real Estate Co. KPSC* 42,964 18,191
Oberoi Realty Ltd. 1,935 37,065
Onewo , Inc., Class H(b) 5,000 10,776
OSK Holdings Bhd. 55,200 26,746
Pantai Indah Kapuk Dua Tbk . PT 25,721 8,934
Parque Arauco SA 9,821 41,707
Phoenix Mills Ltd. (The) 3,068 60,878
Plaza SA 9,995 40,583
PNB Holdings Corp.*‡ 46,815 50,600
Poly Developments and Holdings
Group Co. Ltd., Class A 17,100 13,381
Poly Property Services Co. Ltd.,
Class H(a) 56,600 202,823
Prestige Estates Projects Ltd. 2,031 34,402
Retal Urban Development Co., Class
A 7,936 21,470
Robinsons Land Corp. 630,200 175,822
Ruentex Development Co. Ltd. 775,428 649,009
Sakura Development Co. Ltd. 167,562 221,124
Salhia Real Estate Co. KSCP 15,840 19,608
Saudi Real Estate Co.* 7,165 30,411
Seazen Group Ltd.*(b) 94,000 17,262
Shanghai Jinqiao Export Processing
Zone Development Co. Ltd., Class
B 92,092 66,951
Investments Shares Value
Real Estate Management & Development
(continued)
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
A $ 9,200 $ 10,949
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
B 4,900 1,891
Shenzhen Overseas Chinese Town
Co. Ltd., Class A* 32,200 8,399
Sichuan Languang Justbon Services
Group Co. Ltd., Class H*‡ 26,500 —
SignatureGlobal India Ltd.* 1,472 12,657
Sime Darby Property Bhd. 67,600 22,332
Sinic Holdings Group Co. Ltd.*‡ 318,000 —
SM Prime Holdings, Inc. 181,900 54,374
Sobha Ltd. 1,104 15,877
SP Setia Bhd. Group 989,000 225,075
Sunac China Holdings Ltd.*(b) 184,000 12,905
Supalai PCL, NVDR 253,800 120,848
Talaat Moustafa Group 19,728 37,528
TECOM Group PJSC 14,398 13,250
Tera Yatirim Teknoloji Holding A/S,
REIT* 62,962 63,592
Tropicana Corp. Bhd.* 50,600 14,982
UEM Sunrise Bhd. 64,400 9,298
UOA Development Bhd. 10,300 4,285
WHA Corp. PCL, NVDR 227,890 33,167
Youngor Fashion Co. Ltd., Class A 14,400 16,753
Yuexiu Property Co. Ltd.(b) 19,079 8,808
9,034,413
Residential REITs -
0.0%(d)
Dubai Residential REIT, REIT(a) 76,866 26,370
Emlak Konut Gayrimenkul Yatirim
Ortakligi A/S, REIT 51,117 19,264
45,634
Retail REITs -
0.7%
Axtra Future City Freehold and
Leasehold REIT, REIT 41,000 16,207
CPN Retail Growth Leasehold REIT,
REIT 849,000 340,693
Fairvest Ltd., Class B, REIT 85,514 37,975
Hyprop Investments Ltd., REIT(b) 156,262 575,057
IGB REIT, REIT 39,800 26,783
LOTTE REIT Co. Ltd., REIT 2,174 5,512
Pavilion REIT, REIT 15,000 6,534
Resilient REIT Ltd., REIT 12,466 62,506
Sunway REIT, REIT 30,900 16,787
Vukile Property Fund Ltd., REIT 553,518 843,424
Yeni Gimat Gayrimenkul Ortakligi
A/S, REIT 71,418 317,833
2,249,311
Semiconductors & Semiconductor Equipment -
15.1%
3peak, Inc., Class A 322 10,642
AblePrint Technology Co. Ltd. 580 60,478

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
ACM Research Shanghai, Inc., Class
A $ 460 $ 18,536
ADATA Technology Co. Ltd. 6,526 80,467
Advanced Echem Materials Co. Ltd. 1,017 22,720
Advanced Wireless Semiconductor
Co. 5,104 17,372
Airoha Technology Corp. 1,250 20,112
Alchip Technologies Ltd. 1,100 104,149
Amlogic Shanghai Co. Ltd., Class A 1,104 15,936
Anji Microelectronics Technology
Shanghai Co. Ltd., Class A 278 9,780
AP Memory Technology Corp. 2,224 45,899
Apacer Technology, Inc. 3,000 20,700
Ardentec Corp. 7,040 38,556
ASE Technology Holding Co. Ltd. 46,105 791,741
ASMedia Technology, Inc. 464 18,879
ASPEED Technology, Inc. 440 197,747
ASR Microelectronics Co. Ltd., Class
A* 987 13,705
Beijing Jingyi Automation Equipment
Co. Ltd., Class A 666 12,671
Biwin Storage Technology Co. Ltd.,
Class A 662 22,172
Black Sesame International Holding
Ltd.*(b) 18,400 27,712
Brite Semiconductor Shanghai Co.
Ltd., Class A 484 4,297
Cambricon Technologies Corp. Ltd.,
Class A 730 119,655
Chang Wah Technology Co. Ltd. 20,844 41,921
Chengdu Sino Microelectronics
Technology Co. Ltd., Class A 1,320 4,869
China Micro Semicon Shenzhen Ltd.,
Class A 1,949 10,188
China Resources Microelectronics
Ltd., Class A 1,610 12,956
Chipbond Technology Corp. 9,497 38,201
ChipMOS Technologies, Inc. 24,098 54,133
CSI Solar Co. Ltd., Class A 9,200 14,303
DB HiTek Co. Ltd. 460 26,812
Doosan Tesna , Inc. 448 20,142
Dosilicon Co. Ltd., Class A* 553 8,372
Duk San Neolux Co. Ltd.* 506 10,647
Elan Microelectronics Corp. 9,036 42,218
Elite Advanced Laser Corp. 4,903 56,435
Elite Semiconductor Microelectronics
Technology, Inc. 102,718 572,086
eMemory Technology, Inc. 900 68,922
Emmvee Photovoltaic Power Ltd.*(a) 51,612 171,797
Ennostar , Inc. 27,316 40,612
Eo Technics Co. Ltd. 86 17,855
Episil Technologies, Inc.* 6,292 10,221
Episil -Precision, Inc. 4,306 10,645
Etron Technology, Inc.* 11,332 25,491
Eugene Technology Co. Ltd. 503 39,620
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Everlight Electronics Co. Ltd. $ 138,000 $ 266,871
Faraday Technology Corp. 4,154 19,215
Flat Glass Group Co. Ltd., Class H(b) 1,000 886
Formosa Sumco Technology Corp. 3,787 31,813
Foxsemicon Integrated Technology,
Inc. 2,650 24,435
GalaxyCore , Inc., Class A 5,014 11,087
GCL System Integration Technology
Co. Ltd., Class A* 9,800 3,689
GCL Technology Holdings Ltd.*(b) 322,000 25,048
GCS Holdings, Inc.* 4,000 43,689
GigaDevice Semiconductor, Inc.,
Class A 800 44,887
GigaDevice Semiconductor, Inc.,
Class H 300 17,560
GigaVis Co. Ltd. 92 6,679
Global Mixed Mode Technology, Inc. 2,448 18,633
Global Unichip Corp. 1,432 168,593
Globalwafers Co. Ltd. 3,187 84,312
Grand Process Technology Corp. 500 36,666
Greatech Technology Bhd.* 26,700 15,550
Greatek Electronics, Inc. 13,849 43,065
Gudeng Precision Industrial Co. Ltd. 1,812 22,370
Guobo Electronics Co. Ltd., Class A 889 9,549
HAESUNG DS Co. Ltd. 276 9,331
Hana Materials, Inc. 184 6,789
Hana Micron, Inc. 1,932 40,247
Hangzhou First Applied Material Co.
Ltd., Class A 4,600 10,001
Hanmi Semiconductor Co. Ltd. 598 89,971
HD Hyundai Energy Solutions Co.
Ltd.* 138 10,851
Hon Precision, Inc. 1,327 253,747
HPSP Co. Ltd. 765 18,566
Hua Hong Grace Semiconductor
Ltd., Class H*(a)(b) 9,000 147,253
Hwatsing Technology Co. Ltd., Class
A 1,629 62,040
Hygon Information Technology Co.
Ltd., Class A 2,235 91,751
Inari Amertron Bhd. 16,200 8,801
ISC Co. Ltd. 133 12,090
ITE Technology, Inc. 4,100 15,858
JA Solar Technology Co. Ltd., Class
A* 9,200 10,240
Jeju Semiconductor Corp.* 1,012 46,210
Jentech Precision Industrial Co. Ltd. 1,287 137,186
Jusung Engineering Co. Ltd. 438 38,249
King Yuan Electronics Co. Ltd. 17,677 122,242
Kinsus Interconnect Technology
Corp. 4,459 87,610
Koh Young Technology, Inc. 1,932 36,927
KoMiCo Ltd. 470 17,934
LandMark Optoelectronics Corp. 1,489 75,117
LEENO Industrial, Inc. 530 23,829

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
LONGi Green Energy Technology
Co. Ltd., Class A* $ 5,848 $ 11,258
M31 Technology Corp. 460 5,587
Machvision , Inc. 1,235 23,463
Macronix International Co. Ltd.* 26,711 83,061
Marketech International Corp. 2,489 36,042
Materials Analysis Technology, Inc. 2,182 14,077
MediaTek, Inc. 20,290 2,231,844
Mi Technovation Bhd. 9,200 12,562
Montage Technology Co. Ltd., Class
A 1,408 42,756
Montage Technology Co. Ltd., Class
H(b) 700 24,013
MPI Corp. 1,106 180,689
Myson Century, Inc. 82,579 132,611
Nanya Technology Corp. 16,681 186,067
NAURA Technology Group Co. Ltd.,
Class A 980 99,778
Nexchip Semiconductor Corp., Class
A 9,200 50,789
Novatek Microelectronics Corp. 9,312 149,538
Nuvoton Technology Corp. 4,000 14,481
OmniVision Integrated Circuits
Group, Inc., Class A 900 11,831
Orient Semiconductor Electronics
Ltd. 14,256 17,887
Pan Jit International, Inc. 11,187 40,672
Parade Technologies Ltd. 2,574 44,760
Phison Electronics Corp. 2,776 140,866
Phoenix Silicon International Corp. 4,061 30,785
Piotech , Inc., Class A 387 38,139
Pixart Imaging, Inc. 5,853 34,771
Powerchip Semiconductor
Manufacturing Corp.* 53,000 89,375
Powertech Technology, Inc. 14,550 106,022
Primarius Technologies Co. Ltd.,
Class A 1,908 8,992
PSK Holdings, Inc. 414 28,400
PSK, Inc. 772 70,177
Radiant Opto-Electronics Corp. 181,894 463,191
Realtek Semiconductor Corp. 6,724 142,099
RFHIC Corp.* 506 15,155
S&S Tech Corp. 495 14,183
Sanan Optoelectronics Co. Ltd.,
Class A 9,200 16,689
SDI Corp. 1,781 8,018
SFA Semicon Co. Ltd.* 1,472 5,028
Shanghai Awinic Technology Co.
Ltd., Class A 1,104 8,788
Shanghai Biren Technology Co. Ltd.,
Class H* 4,800 19,086
Shanghai Fudan Microelectronics
Group Co. Ltd., Class A 1,564 11,276
Shanghai Fudan Microelectronics
Group Co. Ltd., Class H 4,000 12,222
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
ShunSin Technology Holding Ltd. $ 1,592 $ 16,797
Sigurd Microelectronics Corp. 7,736 44,641
Silergy Corp. 4,000 51,115
Silicon Integrated Systems Corp. 5,959 9,072
SIMMTECH Co. Ltd. 772 44,889
Sino-American Silicon Products, Inc. 16,352 79,435
Sitronix Technology Corp. 5,674 46,787
SK hynix , Inc. 12,839 15,471,279
Skytech , Inc. 1,000 7,859
Skyverse Technology Co. Ltd., Class
A* 612 31,436
Smartsens Technology Shanghai Co.
Ltd., Class A 1,170 15,958
Southchip Semiconductor
Technology Shanghai Co. Ltd.,
Class A 1,641 8,283
Suzhou Centec Communications Co.
Ltd., Class A* 618 31,350
Suzhou Novosense Microelectronics
Co. Ltd., Class A* 398 10,978
Taiwan Semiconductor Manufacturing
Co. Ltd. 318,989 23,934,785
TCL Zhonghuan Renewable Energy
Technology Co. Ltd., Class A* 4,300 5,627
Team Group, Inc.* 31,000 223,970
TechWing , Inc. 1,126 32,737
TES Co. Ltd. 368 33,555
Tokai Carbon Korea Co. Ltd. 184 21,359
Tongwei Co. Ltd., Class A* 4,600 7,963
Topco Scientific Co. Ltd. 2,704 41,833
Trina Solar Co. Ltd., Class A* 4,502 9,054
TSE Co. Ltd. 138 18,062
Unisem M Bhd. 8,800 9,820
United Microelectronics Corp. 161,276 603,806
United Nova Technology Co. Ltd.,
Class A* 17,701 20,462
Vanguard International
Semiconductor Corp. 15,078 70,680
Verisilicon Microelectronics Shanghai
Co. Ltd., Class A* 1,233 35,267
Via Technologies, Inc. 15,876 34,632
VisEra Technologies Co. Ltd. 1,392 18,240
Visual Photonics Epitaxy Co. Ltd. 5,947 53,731
ViTrox Corp. Bhd. 9,400 20,012
VM, Inc.* 644 29,587
WAAREE Energies Ltd. 1,058 29,719
Wafer Works Corp.* 20,967 57,739
Wafer Works Shanghai Co. Ltd.,
Class A 3,020 10,652
Walton Advanced Engineering, Inc. 9,000 10,331
Win Semiconductors Corp. 5,452 49,680
Winbond Electronics Corp. 71,491 287,566
WinWay Technology Co. Ltd. 385 69,271
Wonik Holdings Co. Ltd.* 855 9,164
WONIK IPS Co. Ltd. 395 27,041

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Xinjiang Daqo New Energy Co. Ltd.,
Class A* $ 4,462 $ 11,989
XinTec , Inc. 3,000 25,712
Xinyi Solar Holdings Ltd. 123,637 34,687
YC Corp.* 1,575 9,545
Yuanjie Semiconductor Technology
Co. Ltd., Class A 173 28,000
51,672,994
Software -
0.2%
360 Security Technology, Inc., Class
A 9,200 12,721
Beijing Kingsoft Office Software, Inc.,
Class A 151 6,033
Beijing Shiji Information Technology
Co. Ltd., Class A 9,200 11,617
Birlasoft Ltd. 6,026 19,098
BlackBuck Ltd.* 4,177 23,749
CETC Cyberspace Security
Technology Co. Ltd., Class A 4,600 9,933
Fractal Analytics Ltd.* 920 7,830
Horizon Robotics*(b) 138,000 90,984
Intellect Design Arena Ltd. 2,484 18,742
Intelligo Technology, Inc. 1,000 9,901
Intsig Information Co. Ltd., Class A 657 11,186
Kingdee International Software
Group Co. Ltd.* 40,000 42,491
KPIT Technologies Ltd. 2,330 14,613
Marketingforce Management Ltd.* 4,500 25,250
NavInfo Co. Ltd., Class A* 13,500 13,365
Oracle Financial Services Software
Ltd. 322 37,750
Phancy Group Co. Ltd., Class H*(b) 9,100 33,979
Phoenix Group plc* 16,033 2,073
Pony AI, Inc., ADR*(b) 2,208 17,377
Qi An Xin Technology Group, Inc.,
Class A* 2,254 9,029
Shanghai Baosight Software Co.
Ltd., Class A 3,200 8,816
Shanghai Stonehill Technology Co.
Ltd., Class A 13,800 13,907
Shenzhen Intellifusion Technologies
Co. Ltd., Class A* 2,151 18,135
Tata Elxsi Ltd. 506 19,478
TOTVS SA 8,200 50,130
Tuya, Inc., Class A 9,200 15,604
Venustech Group, Inc., Class A* 4,700 9,745
Wuhan Dameng Database Co. Ltd.,
Class A 355 12,571
566,107
Specialty Retail -
0.9%
Abu Dhabi National Oil Co. for
Distribution PJSC 28,106 30,610
Aditya Birla Lifestyle Brands Ltd.* 10,575 10,492
Investments Shares Value
Specialty Retail
(continued)
Aldrees Petroleum and Transport
Services Co. $ 768 $ 23,497
Ali Alghanim Sons Automotive Co.
KSCC 3,762 10,895
BrainBees Solutions Ltd.* 3,369 7,495
China Tourism Group Duty Free
Corp. Ltd., Class A 900 7,738
China Tourism Group Duty Free
Corp. Ltd., Class H(a)(b) 2,100 14,354
Chow Tai Fook Jewellery Group Ltd.
(b) 18,000 28,395
Com7 PCL, NVDR 400 365
Cosan SA* 36,800 29,480
Dogan Sirketler Grubu Holding A/S 42,918 18,892
Dogus Otomotiv Servis ve Ticaret A/S 28,152 112,786
Empresas Copec SA 8,418 57,572
Foschini Group Ltd.(b) 124,982 427,248
FSN E-Commerce Ventures Ltd.* 18,240 63,734
HLA Group Corp. Ltd., Class A 5,200 4,855
Home Product Center PCL, NVDR 800 156
Hotai Motor Co. Ltd. 10,755 185,689
Hotel Shilla Co. Ltd.* 1,314 40,138
Jarir Marketing Co. 6,498 28,757
JUMBO SA 2,576 71,724
Lenskart Solutions Ltd.* 1,564 9,202
Lojas Renner SA 21,220 56,802
M.Video PJSC*‡ 31,680 —
Map Aktif Adiperkasa PT 3,233,882 116,818
Metro Brands Ltd. 1,409 15,308
Motus Holdings Ltd. 52,670 333,944
MR DIY Group M Bhd.(a) 57,600 22,270
Mr Price Group Ltd. 6,532 67,119
Oriental Holdings Bhd. 101,200 170,132
Pepkor Holdings Ltd.(a) 77,514 99,707
Petronas Dagangan Bhd. 4,900 23,406
Pop Mart International Group Ltd.
(a)(b) 9,200 190,767
PTT Oil & Retail Business PCL,
NVDR 13,500 5,175
Shanghai Yuyuan Tourist Mart Group
Co. Ltd., Class A 13,800 9,510
Siam Global House PCL, NVDR 37,343 8,275
Thanga Mayil Jewellery Ltd. 414 22,678
Topsports International Holdings Ltd.
(a) 52,000 9,019
Trent Ltd. 3,519 110,861
Truworths International Ltd. 135,194 434,058
Ultrapar Participacoes SA 13,800 89,770
United Electronics Co. 874 15,395
Vibra Energia SA 24,599 174,543
We Buy Cars Holdings Ltd.(b) 8,372 16,687
Zhongsheng Group Holdings Ltd. 12,000 6,932
3,183,250
Technology Hardware, Storage & Peripherals -
8.6%
Acer, Inc. 58,750 52,444
Advantech Co. Ltd. 7,541 131,365

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals
(continued)
AIC, Inc. $ 1,808 $ 25,006
Asia Vital Components Co. Ltd. 4,136 296,900
Asrock Rack, Inc. 1,000 9,050
ASROCK, Inc. 19,355 116,481
Asustek Computer, Inc. 16,728 419,248
AURAS Technology Co. Ltd. 1,550 43,259
Catcher Technology Co. Ltd. 7,418 42,003
Chenbro Micom Co. Ltd. 1,000 32,334
Chenming Electronic Technology
Corp. 3,654 8,694
Chicony Electronics Co. Ltd. 13,050 42,802
China Greatwall Technology Group
Co. Ltd., Class A* 5,500 11,200
Clevo Co. 22,230 28,855
Compal Electronics, Inc. 94,000 104,706
CosmoAM&T Co. Ltd.* 874 19,893
Ennoconn Corp. 40,572 508,421
Getac Holdings Corp. 165,094 582,342
Gigabyte Technology Co. Ltd. 13,285 138,321
HTC Corp. 23,276 28,772
Huaqin Co. Ltd., Class A 2,540 30,597
IEIT Systems Co. Ltd., Class A 2,600 27,670
Innodisk Corp. 2,347 94,043
Inventec Corp. 61,230 117,083
JPC connectivity, Inc. 1,842 16,471
King Slide Works Co. Ltd. 1,104 268,152
Kinpo Electronics 511,767 475,046
Legend Holdings Corp., Class H(a) 230,000 385,993
Lenovo Group Ltd.(b) 124,000 377,301
Lintes Technology Co. Ltd. 1,000 9,623
Lite-On Technology Corp. 28,902 186,903
Micro-Star International Co. Ltd. 16,000 70,299
Mitac Holdings Corp. 15,734 42,549
Netweb Technologies India Ltd. 225 10,668
Pegatron Corp. 54,304 141,813
Qisda Corp. 483,971 409,561
QNAP Systems, Inc.* 6,000 112,504
Quanta Computer, Inc. 63,733 574,837
Quanta Storage, Inc. 5,200 10,667
Samsung Electronics Co. Ltd. 105,938 19,505,313
Samsung Electronics Co. Ltd.
(Preference) 18,538 2,483,523
Shanghai Longcheer Technology Co.
Ltd. 2,500 13,498
Shenzhen Transsion Holdings Co.
Ltd., Class A 1,303 12,450
Wistron Corp. 71,031 386,814
Wiwynn Corp. 1,650 275,179
Xiaomi Corp., Class B*(a)(b) 220,800 810,373
29,491,026
Textiles, Apparel & Luxury Goods -
1.4%
361 Degrees International Ltd. 276,000 164,370
Aksa Akrilik Kimya Sanayii A/S 38,400 10,504
Alpargatas SA (Preference) 4,500 10,868
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
ANTA Sports Products Ltd. $ 18,400 $ 185,253
Bosideng International Holdings Ltd.
(b) 92,000 57,958
China National Gold Group Gold
Jewellery Co. Ltd., Class A 9,200 10,512
Eclat Textile Co. Ltd. 3,546 37,963
F&F Co. Ltd. 5,428 306,484
Feng TAY Enterprise Co. Ltd. 264,496 559,780
FF Group*‡ 3,536 —
Formosa Taffeta Co. Ltd. 46,000 24,552
Fuguiniao Group Ltd.*‡ 334,800 —
Isiklar Enerji ve Yapi Holding A/S* 16,284 57,393
JNBY Design Ltd.(a) 65,500 173,072
Kalyan Jewellers India Ltd. 5,934 38,099
KPR Mill Ltd. 1,754 19,298
Lai Yih Footwear Co. Ltd. 19,522 101,479
Lao Feng Xiang Co. Ltd., Class B 7,400 22,407
Laopu Gold Co. Ltd., Class H(b) 700 28,994
Li Ning Co. Ltd. 48,500 93,702
Makalot Industrial Co. Ltd. 4,420 30,019
Mavi Giyim Sanayi ve Ticaret A/S,
Class B(a) 209,070 172,096
Misto Holdings Corp. 12,144 384,584
Page Industries Ltd. 94 39,776
Pou Chen Corp. 75,600 56,023
Ruentex Industries Ltd. 317,636 513,029
Shenzhou International Group
Holdings Ltd. 18,900 107,448
Shinkong Textile Co. Ltd. 7,600 15,897
Star Shine Holdings Group Ltd.*(a) 15,000 24,600
Swan Corp. Ltd. 9,024 29,111
Tainan Spinning Co. Ltd. 46,000 17,293
Titan Co. Ltd. 5,336 272,641
Trident Ltd. 71,865 18,611
Vardhman Textiles Ltd. 5,982 36,726
Vedant Fashions Ltd. 4,320 18,774
Vivara Participacoes SA 46,700 203,873
Welspun Living Ltd. 7,370 12,045
Wiselink Co. Ltd. 13,409 36,801
Xtep International Holdings Ltd.(b) 581,449 280,284
Youngone Corp. 7,564 474,308
Youngone Holdings Co. Ltd. 1,748 235,404
4,882,031
Tobacco -
0.2%
Eastern Co. SAE 16,785 11,945
Godfrey Phillips India Ltd. 414 9,257
Gudang Garam Tbk . PT 183,382 193,634
ITC Ltd. 40,986 120,705
KT&G Corp. 1,472 184,916
Smoore International Holdings Ltd.
(a)(b) 31,000 36,370
556,827
Trading Companies & Distributors -
0.3%
Adani Enterprises Ltd. 5,888 185,715
BOC Aviation Ltd.(a) 5,000 49,352

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Bohai Leasing Co. Ltd., Class A* $ 18,800 $ 12,677
Brighton-Best International Taiwan,
Inc. 154,624 177,019
Chin Hin Group Bhd.* 18,800 9,661
CITIC Metal Co. Ltd., Class A 9,000 15,846
COSCO SHIPPING Development
Co. Ltd., Class A 37,600 13,764
Hyundai GF Holdings 12,558 103,762
IndiaMart InterMesh Ltd.(a) 715 13,487
Lloyds Enterprises Ltd. 19,044 15,959
LX International Corp. 9,660 253,408
Posco International Corp. 1,013 37,090
Realord Technology Co. Ltd.*(b) 14,000 12,533
Shanxi Coal International Energy
Group Co. Ltd., Class A 6,800 12,728
Sinochem International Corp., Class
A* 9,600 6,516
SK Networks Co. Ltd. 41,262 211,852
Xiamen C & D, Inc., Class A 9,400 12,510
Xiamen ITG Group Corp. Ltd., Class
A 13,800 12,067
1,155,946
Transportation Infrastructure -
0.7%
Abu Dhabi Ports Co. PJSC* 22,050 29,418
Adani Ports & Special Economic
Zone Ltd. 11,408 202,837
Airports of Thailand PCL 54,000 103,092
Airports of Thailand PCL, NVDR 5,800 11,073
Athens International Airport SA 598 7,266
Bangkok Expressway & Metro PCL,
NVDR 18,200 3,679
Beibuwan Port Co. Ltd., Class A 4,900 9,012
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A 49,400 37,558
China Merchants Expressway
Network & Technology Holdings
Co. Ltd., Class A 9,600 14,384
China Merchants Port Holdings Co.
Ltd. 34,521 67,311
COSCO SHIPPING International
Hong Kong Co. Ltd. 122,000 93,037
COSCO SHIPPING Ports Ltd. 12,544 8,526
EcoRodovias Infraestrutura e
Logistica SA 124,200 169,409
Evergreen International Storage &
Transport Corp. 2,718 3,965
GMR Airports Ltd.* 40,146 44,288
Grindrod Ltd. 217,488 350,845
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 3,680 49,065
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 5,060 109,810
Grupo Aeroportuario del Sureste
SAB de CV, Class B 2,400 66,345
Investments Shares Value
Transportation Infrastructure
(continued)
Guangdong Provincial Expressway
Development Co. Ltd., Class B $ 9,800 $ 12,347
Huaihe Energy Group Co. Ltd., Class
A 23,000 11,896
International Container Terminal
Services, Inc. 11,040 173,661
Jasa Marga Persero Tbk . PT 791,223 120,482
Jiangsu Expressway Co. Ltd., Class
H(b) 32,000 39,665
JSW Infrastructure Ltd. 3,818 12,501
Motiva Infraestrutura de Mobilidade
SA 23,782 69,090
Ningbo Zhoushan Port Co. Ltd.,
Class A 23,500 12,120
Novorossiysk Commercial Sea Port
PJSC*‡ 189,696 —
Piraeus Port Authority SA 2,484 127,179
Promotora y Operadora de
Infraestructura SAB de CV 3,635 57,298
Qingdao Port International Co. Ltd.,
Class A 5,200 6,967
Qingdao Port International Co. Ltd.,
Class H(a) 23,000 20,854
Salik Co. PJSC 26,389 38,224
Saudi Ground Services Co. 4,391 31,592
Shanghai International Port Group
Co. Ltd., Class A 19,300 15,131
Shenzhen Expressway Corp. Ltd.,
Class H 18,000 15,609
Shenzhen International Holdings Ltd. 26,562 20,663
Shenzhen Yan Tian Port Holding Co.
Ltd., Class A 13,200 8,764
Sociedad Matriz SAAM SA 178,802 25,888
Taiwan High Speed Rail Corp. 48,000 38,689
TangShan Port Group Co. Ltd., Class
A 23,300 16,748
TAV Havalimanlari Holding A/S 4,067 23,255
Westports Holdings Bhd. 17,648 30,792
Zhejiang Expressway Co. Ltd., Class
H 52,000 46,087
2,356,422
Water Utilities -
0.4%
Aguas Andinas SA, Class A 69,842 25,538
AlKhorayef Water & Power
Technologies Co. 593 15,790
Athens Water Supply & Sewage Co.
SA*(b) 598 7,830
Beijing Capital Eco-Environment
Protection Group Co. Ltd., Class A 24,000 10,493
Beijing Enterprises Water Group Ltd.
(b) 132,000 38,885
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 29,788 162,406
Cia de Saneamento de Minas Gerais
Copasa MG 3,500 44,206

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Water Utilities
(continued)
Cia de Saneamento do Parana
Sanepar $ 92,600 $ 660,329
Emirates Central Cooling Systems
Corp. 15,594 6,708
Guangdong Investment Ltd. 56,000 60,488
Luenmei Quantum Co. Ltd., Class A 13,800 11,964
Manila Water Co., Inc. 36,800 21,339
National Central Cooling Co. PJSC 226,044 153,248
1,219,224
Wireless Telecommunication Services -
0.9%
Advanced Info Service PCL, NVDR 13,800 157,041
America Movil SAB de CV, Series
B(b) 234,600 298,415
Axiata Group Bhd. 18,004 8,767
Bharti Airtel Ltd. 41,308 853,738
Bharti Hexacom Ltd. 874 14,725
Celcomdigi Bhd. 36,000 26,252
Empresa Nacional de
Telecomunicaciones SA 48,346 189,015
Etihad Etisalat Co. 5,244 86,783
Far EasTone Telecommunications
Co. Ltd. 27,936 90,760
Globe Telecom, Inc. 675 19,957
Indosat Tbk . PT 127,200 13,431
Kuwait Telecommunications Co. 5,658 11,466
Maxis Bhd. 43,800 39,658
Mobile Telecommunications Co.
KSCP 51,474 99,321
Mobile Telecommunications Co.
Saudi Arabia 6,750 18,603
Mobile TeleSystems PJSC*‡ 31,356 —
MTN Group Ltd. 38,686 479,086
PLDT, Inc. 2,500 49,657
Sistema AFK PAO*‡ 122,643 —
SK Telecom Co. Ltd. 1,518 86,670
Taiwan Mobile Co. Ltd. 20,000 69,619
TIM SA 18,400 70,367
Turkcell Iletisim Hizmetleri A/S 26,726 56,208
Vodacom Group Ltd. 13,570 131,213
Vodafone Idea Ltd.* 373,484 50,925
Vodafone Qatar PQSC 35,044 24,842
XLSMART Telecom Sejahtera Tbk .
PT 127,502 17,289
2,963,808
Total Common Stocks
(Cost $208,008,216) 336,292,441
Investments
Number
of Rights Value
RIGHTS - 0.0% (d)
IT Services - 0.0%(d)
Clobot Co. Ltd., expiring 8/14/2026,
price 20,600.00 KRW* $ 87 134
Metals & Mining - 0.0%
Lianyou Metals Co. Ltd., expiring
8/24/2026, price 1,400.00 TWD*‡ 30 —
Technology Hardware, Storage & Peripherals - 0.0%(d)
Lintes Technology Co. Ltd., expiring
8/13/2026, price 310.00 TWD 70 2
Total Rights
(Cost $–) 136
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0.7%(e)
INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund
3.67%, 8/3/2026 18,370 $ 18,370
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 18,370 18,370
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 18,370 18,370
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 18,370 18,370
Total Investment Companies
(Cost $73,480) 73,480
REPURCHASE AGREEMENTS - 0.7%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$2,357,380, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $2,389,360 2,357,380 2,357,380
National Bank of Canada Financial Inc.
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$10,000, collateralized by various
Common Stocks; total market
value $10,757 10,000 10,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$100,000, collateralized by
various Common Stocks; total
market value $110,030 $ 100,000 $ 100,000
Total Repurchase Agreements
(Cost $2,467,380) 2,467,380
Total Securities Lending Reinvestments
(Cost $2,540,860) 2,540,860
Total Investments - 98.9%
(Cost $210,549,076) 338,833,437
Other assets less liabilities - 1.1% 3,658,335
NET ASSETS - 100.0% $342,491,772
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July 31,
2026 was $10,200,033, collateralized in the form of cash
with a value of $2,540,860 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $4,616,915
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from September 14,
2026 – June 30, 2120 and $4,001,249 of collateral in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.13%, and maturity dates
ranging from August 06, 2026 – May 15, 2056; a total
value of $11,159,024.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2026, the value of these securities amounted to
approximately $371,232 or 0.11% of net assets.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $2,540,860.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
Futures Contracts
FlexShares ® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
MSCI Emerging Markets Index 89 09/18/2026 USD $ 7,308,235 $ (514,991)

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts
FlexShares ® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 734,102 BANK OF MONTREAL, THE HKD 5,731,137 09/16/2026 $ 2,111
USD 347,116 GOLDMAN SACHS BANK USA TWD
*
10,950,120 09/16/2026 7,398
USD 57,568 BNP-PARIBAS SA ZAR 950,000 09/16/2026 369
Total unrealized appreciation $ 9,878
USD 258,895 GOLDMAN SACHS BANK USA BRL
*
1,332,000 09/16/2026 $ (490)
USD 171,989 GOLDMAN SACHS BANK USA INR
*
16,675,500 09/16/2026 (2,119)
USD 163,150 GOLDMAN SACHS BANK USA KRW
*
244,793,590 09/16/2026 (8,651)
USD 23,132 UBS AG STAMFORD BRANCH MXN 404,000 09/17/2026 (65)
Total unrealized depreciation $ (11,325)
Net unrealized depreciation $ (1,447)
* Non-deliverable forward.
Abbreviations:
BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares ® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Australia 0.0
†
Belgium 0.0
†
Brazil 5.4%
Chile 0.8
China 18.1
Colombia 0.5
Czech Republic 0.1
Egypt 0 .2
Germany 0.0
†
Greece 0.7
Hong Kong 0.2
Hungary 0.3
India 10.3
Indonesia 1.2
Kuwait 0.7
Luxembourg 0.0
†
Malaysia 2.0
Mexico 1.6
North Korea 0.0
†
Peru 0.5
Philippines 0.7
Qatar 1.0
Saudi Arabia 1.9
South Africa 4.1
South Korea 21.0
Taiwan 22.4
Thailand 1.5
Turkey 1.0
United Arab Emirates 1.9
United States 0.1
Other
1
1.8
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98.2%
Rights 0.0
†
Securities Lending Reinvestments 0.7
Others
(1)
1.1
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
US Quality Large Cap Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.7%
Aerospace & Defense -
1.8%
GE Aerospace $ 34,048 $ 12,259,663
General Dynamics Corp. 2,240 858,861
Lockheed Martin Corp. 8,064 4,699,215
17,817,739
Air Freight & Logistics -
1.1%
CH Robinson Worldwide, Inc. 26,432 3,904,799
Expeditors International of
Washington, Inc. 32,704 5,490,675
United Parcel Service, Inc., Class B 21,056 2,194,456
11,589,930
Automobile Components -
0.3%
Aptiv plc* 56,000 3,162,320
Automobiles -
0.9%
Ford Motor Co. 102,144 1,499,474
Tesla, Inc.* 23,296 7,249,948
8,749,422
Banks -
5.9%
Bank of America Corp. 238,336 14,764,915
Citigroup, Inc. 127,232 16,851,879
East West Bancorp, Inc. 2,240 293,440
JPMorgan Chase & Co. 56,896 20,015,444
US Bancorp 60,928 3,839,073
Wells Fargo & Co. 44,800 3,872,960
59,637,711
Biotechnology -
1.4%
AbbVie, Inc. 8,064 2,023,580
Amgen, Inc.(a) 14,784 5,694,205
Gilead Sciences, Inc. 35,840 4,666,726
United Therapeutics Corp.* 3,136 1,623,539
14,008,050
Broadline Retail -
3.1%
Amazon.com, Inc.* 96,768 26,280,254
eBay, Inc. 47,936 5,465,183
31,745,437
Building Products -
0.4%
Carlisle Cos., Inc.(a) 5,824 2,096,174
Masco Corp. 22,400 1,601,152
3,697,326
Capital Markets -
3.9%
Bank of New York Mellon Corp. (The) 51,072 7,984,086
Franklin Resources, Inc. 158,592 5,369,925
Goldman Sachs Group, Inc. (The) 11,648 11,862,090
Morgan Stanley 37,632 7,918,526
State Street Corp. 35,840 6,600,294
39,734,921
Investments Shares Value
Chemicals -
0.8%
CF Industries Holdings, Inc. $ 41,664 $ 5,215,916
DuPont de Nemours, Inc. 17,761 2,433,257
7,649,173
Communications Equipment -
2.4%
Arista Networks, Inc.* 21,504 3,878,246
Cisco Systems, Inc. 161,728 18,758,831
F5, Inc.* 3,136 1,262,460
23,899,537
Construction & Engineering -
0.1%
EMCOR Group, Inc. 1,792 1,428,995
Consumer Finance -
0.7%
Capital One Financial Corp. 9,856 2,060,003
Synchrony Financial(a) 71,680 5,432,627
7,492,630
Consumer Staples Distribution & Retail -
0.8%
Dollar General Corp. 10,304 1,309,123
Dollar Tree, Inc.* 24,192 3,077,465
Kroger Co. (The)(a) 59,584 3,440,380
Target Corp. 3,584 517,852
8,344,820
Diversified REITs -
0.0%(b)
WP Carey, Inc., REIT 3,584 263,782
Diversified Telecommunication Services -
0.7%
AT&T, Inc. 254,912 5,926,704
Comcast Corp., Class A 46,144 1,105,610
7,032,314
Electric Utilities -
2.4%
Edison International 68,992 5,061,943
Evergy, Inc. 59,136 4,908,879
Exelon Corp. 127,232 5,829,770
FirstEnergy Corp.(a) 37,632 1,818,002
NRG Energy, Inc. 16,128 2,165,829
PPL Corp. 54,656 1,924,438
Southern Co. (The) 28,224 2,668,297
24,377,158
Electrical Equipment -
0.4%
Emerson Electric Co. 10,304 1,543,745
GE Vernova, Inc. 2,688 2,661,900
4,205,645
Electronic Equipment, Instruments & Components -
1.1%
Amphenol Corp., Class A 23,744 3,815,661
Flex Ltd.* 13,440 1,528,800
Jabil, Inc. 16,128 5,081,126
Zebra Technologies Corp., Class A* 3,136 921,420
11,347,007

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Energy Equipment & Services -
0.0%(b)
Halliburton Co. $ 16,128 $ 520,128
Entertainment -
1.0%
Electronic Arts, Inc. 8,960 1,880,346
Netflix, Inc.* 58,688 4,208,516
Spotify Technology SA* 6,720 3,359,597
Warner Bros Discovery, Inc.* 44,800 1,178,240
10,626,699
Financial Services -
2.2%
Berkshire Hathaway, Inc., Class B* 25,088 12,833,515
Fidelity National Information
Services, Inc. 32,704 1,464,158
Fiserv, Inc.*(a) 17,024 918,275
Global Payments, Inc. 53,760 4,520,141
PayPal Holdings, Inc. 37,184 2,127,297
21,863,386
Food Products -
0.5%
Archer-Daniels-Midland Co. 27,776 2,201,803
Tyson Foods, Inc., Class A 48,384 2,804,337
5,006,140
Ground Transportation -
0.0%(b)
Uber Technologies, Inc.* 4,032 283,691
Health Care Equipment & Supplies -
0.6%
IDEXX Laboratories, Inc.* 2,240 1,252,317
Medtronic plc 5,824 497,311
ResMed, Inc.(a) 19,264 4,064,319
5,813,947
Health Care Providers & Services -
2.9%
Cardinal Health, Inc. 18,368 4,225,191
Cencora, Inc. 10,304 3,208,047
Centene Corp.* 29,568 1,839,721
Cigna Group (The) 17,472 4,875,562
CVS Health Corp. 8,960 935,693
HCA Healthcare, Inc. 9,856 3,967,927
McKesson Corp. 8,960 7,671,462
Tenet Healthcare Corp.* 8,512 2,168,687
28,892,290
Health Care REITs -
0.5%
Alexandria Real Estate Equities, Inc.,
REIT 107,520 5,531,904
Health Care Technology -
0.1%
Veeva Systems, Inc., Class A* 3,136 639,054
Hotels, Restaurants & Leisure -
1.6%
Booking Holdings, Inc. 31,360 6,049,344
Expedia Group, Inc. 16,576 4,885,610
Las Vegas Sands Corp. 81,088 3,964,393
Royal Caribbean Cruises Ltd.(a) 4,480 1,425,984
16,325,331
Investments Shares Value
Household Durables -
0.0%(b)
NVR, Inc.* $ 50 $ 307,352
Household Products -
0.8%
Colgate-Palmolive Co. 25,984 2,372,339
Kimberly-Clark Corp.(a) 23,744 2,595,457
Procter & Gamble Co. (The) 20,608 2,977,650
7,945,446
Industrial Conglomerates -
0.4%
3M Co. 21,952 3,869,699
Insurance -
1.1%
Aflac, Inc. 39,872 5,082,882
American International Group, Inc. 64,064 5,034,149
Prudential Financial, Inc. 9,408 1,148,529
11,265,560
Interactive Media & Services -
9.2%
Alphabet, Inc., Class A 116,480 41,482,022
Alphabet, Inc., Class C 103,936 37,068,774
Meta Platforms, Inc., Class A 25,536 14,216,147
92,766,943
IT Services -
0.6%
Accenture plc, Class A 14,784 2,452,961
Cognizant Technology Solutions
Corp., Class A 33,600 1,859,760
Gartner, Inc.* 2,240 338,285
Twilio, Inc., Class A* 6,720 1,326,192
5,977,198
Life Sciences Tools & Services -
0.4%
ICON plc*(a) 5,376 879,326
Medpace Holdings, Inc.* 5,376 3,102,543
3,981,869
Machinery -
1.9%
Caterpillar, Inc. 8,512 6,935,663
Cummins, Inc. 6,272 3,977,702
Fortive Corp. 38,080 2,254,717
Illinois Tool Works, Inc. 20,160 5,784,912
Snap-on, Inc. 896 367,727
19,320,721
Media -
0.5%
Fox Corp., Class A(a) 3,584 208,696
Omnicom Group, Inc.(a) 57,344 4,512,973
4,721,669
Metals & Mining -
1.0%
Agnico Eagle Mines Ltd. 16,576 2,407,996
Newmont Corp. 78,848 7,388,846
9,796,842
Multi-Utilities -
0.9%
Consolidated Edison, Inc. 51,968 5,656,717
Public Service Enterprise Group, Inc. 48,384 3,710,085
9,366,802

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels -
2.3%
Devon Energy Corp. $ 62,720 $ 2,830,554
EOG Resources, Inc. 42,560 6,328,246
Marathon Petroleum Corp. 14,336 4,536,914
Occidental Petroleum Corp. 41,664 2,377,764
Valero Energy Corp. 23,744 7,429,498
23,502,976
Pharmaceuticals -
4.8%
Bristol-Myers Squibb Co. 145,152 9,479,877
Eli Lilly & Co. 9,856 11,322,967
Johnson & Johnson 71,680 18,375,168
Merck & Co., Inc. 28,672 3,733,094
Pfizer, Inc. 32,704 817,927
Royalty Pharma plc, Class A 78,848 4,607,089
48,336,122
Professional Services -
1.0%
Automatic Data Processing, Inc. 9,408 2,506,856
Broadridge Financial Solutions, Inc. 27,776 4,276,115
Leidos Holdings, Inc. 1,344 155,366
Paychex, Inc. 7,616 889,854
Paycom Software, Inc. 12,992 2,130,168
9,958,359
Real Estate Management & Development -
1.1%
CBRE Group, Inc., Class A* 32,704 4,801,274
Jones Lang LaSalle, Inc.* 17,920 6,362,138
11,163,412
Residential REITs -
0.0%(b)
AvalonBay Communities, Inc., REIT 2,240 415,766
Retail REITs -
0.6%
Kimco Realty Corp., REIT 9,856 251,131
Regency Centers Corp., REIT 2,240 179,850
Simon Property Group, Inc., REIT 25,536 5,857,192
6,288,173
Semiconductors & Semiconductor Equipment -
15.6%
Advanced Micro Devices, Inc.* 13,888 6,612,771
Analog Devices, Inc. 5,376 1,975,196
Applied Materials, Inc. 22,848 11,599,244
Broadcom, Inc. 76,608 29,821,962
Intel Corp.* 23,296 2,101,299
KLA Corp. 59,881 10,947,445
Lam Research Corp. 27,776 8,138,924
Micron Technology, Inc. 13,440 11,061,523
NVIDIA Corp. 358,400 71,948,800
QUALCOMM, Inc. 29,120 4,298,403
158,505,567
Software -
6.5%
Adobe, Inc.* 12,096 3,028,960
AppLovin Corp., Class A* 4,928 1,950,995
Check Point Software Technologies
Ltd.*(a) 18,368 2,335,124
Investments Shares Value
Software
(continued)
Fair Isaac Corp.*(a) $ 896 $ 1,006,181
Fortinet, Inc.* 21,056 3,410,019
Intuit, Inc. 11,648 3,681,583
Microsoft Corp. 92,736 43,096,274
Oracle Corp. 1,344 174,545
Palantir Technologies, Inc., Class A* 24,640 3,032,199
PTC, Inc.* 13,440 1,843,968
Roper Technologies, Inc. 2,688 1,053,615
Salesforce, Inc. 6,272 1,154,174
Zoom Communications, Inc., Class
A* 5,376 516,472
66,284,109
Specialized REITs -
0.5%
Gaming and Leisure Properties, Inc.,
REIT 3,136 140,461
VICI Properties, Inc., Class A, REIT 189,056 4,981,626
5,122,087
Specialty Retail -
0.7%
Best Buy Co., Inc. 18,368 1,584,423
Home Depot, Inc. (The) 4,480 1,487,181
Lowe's Cos., Inc. 896 186,198
Ulta Beauty, Inc.* 448 229,748
Williams-Sonoma, Inc. 13,888 3,175,630
6,663,180
Technology Hardware, Storage & Peripherals -
9.5%
Apple, Inc. 240,576 74,316,332
Dell Technologies, Inc., Class C 18,816 7,627,442
NetApp, Inc. 34,496 6,157,536
Seagate Technology Holdings plc 896 767,093
Western Digital Corp. 12,992 7,078,561
95,946,964
Textiles, Apparel & Luxury Goods -
1.2%
Deckers Outdoor Corp.* 34,944 3,385,375
Ralph Lauren Corp., Class A 6,272 2,385,493
Tapestry, Inc. 40,320 6,143,558
11,914,426
Tobacco -
1.3%
Altria Group, Inc. 105,280 7,193,783
Philip Morris International, Inc. 31,360 5,984,115
13,177,898
Trading Companies & Distributors -
0.2%
WW Grainger, Inc. 1,344 1,857,704
Total Common Stocks
(Cost $783,022,876) 1,010,143,331

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments
Number
of Rights Value
RIGHTS - 0.0%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc., CVR, expiring
12/27/2027*‡
(Cost $–) $ 5,796 —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0.9%(c)
INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund
3.67%, 8/3/2026 100,000 $ 100,000
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 100,000 100,000
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 100,000 100,000
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 100,000 100,000
Total Investment Companies
(Cost $400,000) 400,000
REPURCHASE AGREEMENTS - 0.9%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$1,484,203, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $1,504,338 1,484,203 1,484,203
MetLife, Inc.
3.64%, dated 7/31/2026, due
12/2/2026, repurchase price
$5,000,000, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 2/15/2045 -
8/15/2046; total market value
$5,035,086 5,000,000 5,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$2,000,000, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $1,504,338 $ 2,000,000 $ 2,000,000
Total Repurchase Agreements
(Cost $8,484,203) 8,484,203
Total Securities Lending Reinvestments
(Cost $8,884,203) 8,884,203
Total Investments - 100.6%
(Cost $791,907,079) 1,019,027,534
Liabilities in excess of other assets - (0.6%) (5,747,200)
NET ASSETS - 100.0% $1,013,280,334
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July 31,
2026 was $18,110,587, collateralized in the form of cash
with a value of $8,884,203 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments and $9,801,847
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%,
and maturity dates ranging from August 31, 2026 – May
15, 2056; a total value of $18,686,050.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $8,884,203.
Percentages shown are based on Net Assets.
Abbreviations
CVR — Contingent Value Rights
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 E-Mini Index 8 09/18/2026 USD $ 3,007,700 $ 15,416
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Security Type % of Net Assets
Common Stocks 99.7%
Rights –
Securities Lending Reinvestments 0.9
Others
(1)
(0.6)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
US ESG Select Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.4%
Aerospace & Defense -
0.1%
Carpenter Technology Corp. $ 180 $ 93,539
Air Freight & Logistics -
0.4%
CH Robinson Worldwide, Inc. 210 31,023
FedEx Corp. 600 184,440
United Parcel Service, Inc., Class B 3,360 350,179
565,642
Automobile Components -
0.0%(a)
Aptiv plc* 630 35,576
Automobiles -
1.7%
General Motors Co. 4,170 370,546
Tesla, Inc.* 6,210 1,932,614
2,303,160
Banks -
8.0%
Bank of America Corp. 24,540 1,520,253
Citigroup, Inc. 9,540 1,263,573
Citizens Financial Group, Inc. 1,590 113,924
Fifth Third Bancorp 1,920 108,480
Huntington Bancshares, Inc. 4,500 76,680
JPMorgan Chase & Co. 14,880 5,234,635
KeyCorp 3,570 80,646
Regions Financial Corp. 2,850 88,208
Truist Financial Corp. 3,720 192,845
US Bancorp 5,940 374,279
Wells Fargo & Co. 17,040 1,473,108
10,526,631
Beverages -
2.5%
Coca-Cola Co. (The) 21,780 1,907,710
Coca-Cola Europacific Partners plc 1,230 134,636
Keurig Dr Pepper, Inc. 5,880 182,986
Monster Beverage Corp.* 2,010 193,724
PepsiCo, Inc. 6,240 870,854
3,289,910
Biotechnology -
1.6%
AbbVie, Inc. 3,270 820,574
Amgen, Inc. 990 381,308
Gilead Sciences, Inc. 2,220 289,066
Moderna, Inc.*(b) 750 41,115
Vertex Pharmaceuticals, Inc.* 1,200 572,520
2,104,583
Broadline Retail -
3.9%
Amazon.com, Inc.* 18,240 4,953,619
eBay, Inc. 2,010 229,160
5,182,779
Building Products -
0.5%
Masco Corp. 1,290 92,209
Investments Shares Value
Building Products
(continued)
Trane Technologies plc $ 1,230 $ 559,589
651,798
Capital Markets -
3.2%
Bank of New York Mellon Corp. (The) 3,120 487,750
BlackRock, Inc. 810 883,216
Goldman Sachs Group, Inc. (The) 810 824,888
Intercontinental Exchange, Inc. 3,060 466,589
Morgan Stanley 2,190 460,820
MSCI, Inc., Class A 270 154,505
Nasdaq, Inc. 2,100 197,799
Northern Trust Corp.(c) 390 71,054
S&P Global, Inc. 1,110 457,242
State Street Corp. 960 176,793
4,180,656
Chemicals -
1.5%
Air Products and Chemicals, Inc. 810 238,861
Albemarle Corp. 330 38,821
CF Industries Holdings, Inc. 330 41,313
Corteva, Inc. 2,400 188,904
Dow, Inc. 960 29,078
DuPont de Nemours, Inc. 510 69,870
Ecolab, Inc. 1,080 299,841
International Flavors & Fragrances,
Inc.(b) 1,290 102,194
Linde plc 1,290 617,110
LyondellBasell Industries NV, Class A 750 46,560
PPG Industries, Inc. 720 79,574
RPM International, Inc. 330 35,333
Sherwin-Williams Co. (The) 630 214,736
2,002,195
Commercial Services & Supplies -
0.3%
Cintas Corp. 1,860 380,612
Communications Equipment -
0.8%
Arista Networks, Inc.* 2,970 535,639
Lumentum Holdings, Inc.*(b) 360 257,018
Motorola Solutions, Inc. 750 326,813
1,119,470
Construction & Engineering -
0.0%(a)
EMCOR Group, Inc. 60 47,846
Construction Materials -
0.2%
CRH plc 2,490 236,575
Vulcan Materials Co. 240 64,457
301,032
Consumer Finance -
0.2%
Capital One Financial Corp. 1,200 250,812
Consumer Staples Distribution & Retail -
4.1%
Costco Wholesale Corp. 2,040 1,941,855

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail
(continued)
Dollar General Corp. $ 300 $ 38,115
Dollar Tree, Inc.* 810 103,040
Kroger Co. (The) 3,240 187,078
Sysco Corp. 2,550 217,362
Target Corp. 750 108,367
US Foods Holding Corp.*(b) 1,140 114,673
Walmart, Inc. 24,600 2,735,520
5,446,010
Containers & Packaging -
0.2%
Avery Dennison Corp. 270 45,827
Ball Corp. 750 48,675
International Paper Co.(b) 1,680 68,594
Smurfit Westrock plc 2,520 115,845
278,941
Diversified REITs -
0.1%
WP Carey, Inc., REIT 1,200 88,320
Diversified Telecommunication Services -
0.4%
Verizon Communications, Inc. 11,310 529,421
Electric Utilities -
0.0%(a)
Edison International 720 52,826
Electrical Equipment -
0.8%
GE Vernova , Inc. 750 742,718
nVent Electric plc 900 138,447
Rockwell Automation, Inc. 300 144,024
1,025,189
Electronic Equipment, Instruments & Components -
0.5%
CDW Corp. 510 75,383
Corning, Inc. 2,160 298,620
Flex Ltd.* 660 75,075
TD SYNNEX Corp. 210 53,697
TE Connectivity plc 780 160,438
663,213
Energy Equipment & Services -
0.4%
SLB Ltd. 7,110 352,585
TechnipFMC plc(b) 2,010 144,036
496,621
Entertainment -
0.4%
Electronic Arts, Inc. 630 132,212
Walt Disney Co. (The)(b) 4,710 453,055
585,267
Financial Services -
5.2%
Apollo Global Management, Inc.(b) 2,520 316,487
Berkshire Hathaway, Inc., Class B* 7,770 3,974,666
Fidelity National Information
Services, Inc. 1,590 71,184
Mastercard, Inc., Class A 1,500 859,650
Investments Shares Value
Financial Services
(continued)
Visa, Inc., Class A $ 4,590 $ 1,680,537
6,902,524
Food Products -
0.8%
Archer-Daniels-Midland Co.(b) 2,280 180,736
Bunge Global SA 810 86,046
General Mills, Inc. 2,580 92,235
Hershey Co. (The) 780 136,539
Kraft Heinz Co. (The) 2,640 68,244
Mondelez International, Inc., Class A 6,120 381,337
Tyson Foods, Inc., Class A 1,740 100,850
1,045,987
Ground Transportation -
0.8%
CSX Corp. 3,600 181,440
JB Hunt Transport Services, Inc. 150 40,763
Uber Technologies, Inc.* 5,490 386,276
Union Pacific Corp. 1,140 333,028
XPO, Inc.* 330 66,320
1,007,827
Health Care Equipment & Supplies -
2.1%
Abbott Laboratories 8,190 865,683
Becton Dickinson & Co. 840 139,121
Boston Scientific Corp.* 4,350 203,275
GE HealthCare Technologies, Inc. 1,800 122,436
IDEXX Laboratories, Inc.* 300 167,721
Intuitive Surgical, Inc.* 1,650 582,995
Stryker Corp. 1,980 644,886
2,726,117
Health Care Providers & Services -
1.5%
Cardinal Health, Inc. 1,320 303,640
Cencora , Inc. 540 168,124
Cigna Group (The) 480 133,944
CVS Health Corp. 4,650 485,599
Elevance Health, Inc. 990 372,082
Labcorp Holdings, Inc. 300 92,760
McKesson Corp. 540 462,342
2,018,491
Health Care REITs -
0.6%
Ventas, Inc., REIT(b) 2,160 201,982
Welltower, Inc., REIT 2,610 611,888
813,870
Hotels, Restaurants & Leisure -
1.6%
Booking Holdings, Inc. 2,820 543,978
Carnival Corp. Ltd. 4,710 130,985
Chipotle Mexican Grill, Inc., Class A* 4,350 161,907
Expedia Group, Inc. 450 132,633
Flutter Entertainment plc*(b) 540 56,414
Hilton Worldwide Holdings, Inc. 870 278,826
Marriott International, Inc., Class A 1,110 413,841
McDonald's Corp. 1,290 349,126
Yum! Brands, Inc. 570 87,370
2,155,080

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Household Durables -
0.0%(a)
Somnigroup International, Inc. $ 810 $ 52,917
Household Products -
1.9%
Church & Dwight Co., Inc. 570 56,322
Colgate-Palmolive Co. 4,560 416,328
Kimberly-Clark Corp.(b) 1,740 190,199
Procter & Gamble Co. (The) 12,840 1,855,252
2,518,101
Industrial REITs -
0.2%
Prologis, Inc., REIT 1,770 255,960
Insurance -
2.0%
Aflac, Inc. 2,220 283,006
Allstate Corp. (The) 990 261,439
American International Group, Inc. 2,790 219,238
Aon plc, Class A 390 140,614
Hartford Insurance Group, Inc. (The) 1,170 166,035
Marsh & McLennan Cos., Inc. 1,260 239,009
MetLife, Inc. 2,130 204,757
Principal Financial Group, Inc. 990 112,563
Progressive Corp. (The) 3,180 672,316
Prudential Financial, Inc. 1,710 208,757
Willis Towers Watson plc 390 131,009
2,638,743
IT Services -
1.4%
Accenture plc, Class A(b) 3,330 552,514
International Business Machines
Corp. 5,250 1,174,162
Twilio, Inc., Class A* 330 65,126
1,791,802
Life Sciences Tools & Services -
0.6%
Illumina, Inc.* 420 86,142
IQVIA Holdings, Inc.* 630 148,063
Mettler-Toledo International, Inc.* 120 169,956
Thermo Fisher Scientific, Inc. 690 396,267
West Pharmaceutical Services, Inc. 120 40,915
841,343
Machinery -
2.0%
Caterpillar, Inc. 1,710 1,393,325
Cummins, Inc. 390 247,338
Deere & Co. 750 444,502
Fortive Corp. 750 44,407
Ingersoll Rand, Inc.(b) 1,290 107,560
Nordson Corp. 120 35,734
Otis Worldwide Corp. 1,620 116,559
Westinghouse Air Brake
Technologies Corp. 630 183,242
Xylem, Inc. 780 91,237
2,663,904
Media -
0.1%
Omnicom Group, Inc.(b) 1,680 132,216
Investments Shares Value
Metals & Mining -
1.1%
Alcoa Corp. $ 510 $ 23,083
Coeur Mining, Inc.(b) 4,110 61,280
Freeport-McMoRan, Inc. 6,720 420,874
Newmont Corp. 5,040 472,298
Nucor Corp. 1,080 277,873
Royal Gold, Inc. 240 47,604
Southern Copper Corp.(b) 330 60,294
Steel Dynamics, Inc. 270 67,840
1,431,146
Oil, Gas & Consumable Fuels -
3.2%
ExxonMobil Holdings Corp.* 22,920 3,562,685
Marathon Petroleum Corp. 540 170,894
Targa Resources Corp. 780 210,888
Valero Energy Corp. 810 253,449
4,197,916
Passenger Airlines -
0.1%
United Airlines Holdings, Inc.* 900 109,197
Personal Care Products -
0.2%
Estee Lauder Cos., Inc. (The), Class
A 780 65,442
Kenvue , Inc. 9,960 191,630
257,072
Pharmaceuticals -
7.8%
Bristol-Myers Squibb Co. 5,790 378,145
Eli Lilly & Co. 3,930 4,514,941
Johnson & Johnson 13,320 3,414,582
Merck & Co., Inc. 13,800 1,796,760
Zoetis, Inc., Class A 2,010 155,353
10,259,781
Professional Services -
0.5%
Automatic Data Processing, Inc. 1,890 503,609
Broadridge Financial Solutions, Inc. 450 69,278
Verisk Analytics, Inc., Class A 300 58,455
631,342
Real Estate Management & Development -
0.3%
CBRE Group, Inc., Class A* 1,620 237,832
CoStar Group, Inc.* 1,500 43,140
Jones Lang LaSalle, Inc.* 150 53,255
334,227
Residential REITs -
0.2%
Equity Residential, REIT 810 53,824
Essex Property Trust, Inc., REIT 390 110,815
Mid-America Apartment
Communities, Inc., REIT 390 51,613
Sun Communities, Inc., REIT 390 48,157
264,409
Semiconductors & Semiconductor Equipment -
16.5%
Advanced Micro Devices, Inc.* 3,030 1,442,734
Broadcom, Inc. 16,800 6,539,904
Entegris , Inc.(b) 540 64,287

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Intel Corp.* $ 12,840 $ 1,158,168
Lattice Semiconductor Corp.* 210 26,097
Micron Technology, Inc. 6,241 5,136,530
MKS, Inc.(b) 90 26,771
NVIDIA Corp. 31,560 6,335,670
NXP Semiconductors NV 930 213,119
ON Semiconductor Corp.* 690 56,311
QUALCOMM, Inc. 3,900 575,679
Teradyne, Inc. 570 209,583
21,784,853
Software -
7.4%
Adobe, Inc.* 690 172,783
Atlassian Corp., Class A* 540 54,548
Autodesk, Inc.* 930 217,806
Cadence Design Systems, Inc.* 510 173,410
Crowdstrike Holdings, Inc., Class A* 2,760 526,774
Fortinet, Inc.* 2,280 369,246
Gen Digital, Inc. 2,280 62,586
Microsoft Corp. 16,590 7,709,705
PTC, Inc.* 270 37,044
ServiceNow, Inc.* 2,760 306,995
Synopsys, Inc.* 360 139,953
9,770,850
Specialized REITs -
1.5%
American Tower Corp., REIT 2,520 436,867
Crown Castle, Inc., REIT 1,740 132,762
Digital Realty Trust, Inc., REIT 1,230 231,880
Equinix, Inc., REIT 540 550,411
Extra Space Storage, Inc., REIT 660 97,706
Iron Mountain, Inc., REIT 1,140 139,445
Public Storage, REIT 600 194,502
SBA Communications Corp., Class
A, REIT 210 38,006
VICI Properties, Inc., Class A, REIT 4,590 120,947
Weyerhaeuser Co., REIT 3,480 87,104
2,029,630
Specialty Retail -
1.0%
Burlington Stores, Inc.* 180 66,326
Ross Stores, Inc. 630 158,174
TJX Cos., Inc. (The) 5,160 811,875
Tractor Supply Co.(b) 2,010 61,848
Ulta Beauty, Inc.* 240 123,079
Williams-Sonoma, Inc. 570 130,336
1,351,638
Technology Hardware, Storage & Peripherals -
6.1%
Apple, Inc. 21,900 6,765,129
Hewlett Packard Enterprise Co. 7,380 353,502
HP, Inc. 4,620 125,988
Sandisk Corp.* 270 328,004
Super Micro Computer, Inc.*(b) 2,520 71,568
Investments Shares Value
Technology Hardware, Storage & Peripherals
(continued)
Western Digital Corp. $ 630 $ 343,249
7,987,440
Textiles, Apparel & Luxury Goods -
0.3%
Deckers Outdoor Corp.* 450 43,596
Lululemon Athletica, Inc.* 450 53,491
NIKE, Inc., Class B 3,060 127,633
Tapestry, Inc. 960 146,275
370,995
Trading Companies & Distributors -
0.5%
Fastenal Co. 4,230 201,813
Ferguson Enterprises, Inc. 1,080 253,076
Sunbelt Rentals Holdings, Inc. 2,280 163,978
618,867
Water Utilities -
0.1%
American Water Works Co., Inc.(b) 810 108,678
Total Common Stocks
(Cost $93,311,758) 131,274,972
Number
of Rights
RIGHTS - 0.0%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc., CVR, expiring
12/27/2027*‡
(Cost $–) 1,333 —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0.8%(d)
INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund
3.67%, 8/3/2026 10,312 10,312
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 10,312 10,312
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 10,312 10,312
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 10,312 10,312
Total Investment Companies
(Cost $41,248) 41,248
REPURCHASE AGREEMENTS - 0.8%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$937,626, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $950,346 937,626 937,626

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$50,000, collateralized by various
Common Stocks; total market
value $55,015 $ 50,000 $ 50,000
Total Repurchase Agreements
(Cost $987,626) 987,626
Total Securities Lending Reinvestments
(Cost $1,028,874) 1,028,874
Total Investments - 100.2%
(Cost $94,340,632) 132,303,846
Liabilities in excess of other assets - (0.2%) (247,467)
NET ASSETS - 100.0% $132,056,379
* Non-income producing security.
‡ Security is valued using significant unobservable inputs and is classified as Level
3 in the fair value hierarchy.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 was $2,142,380, collateralized in the form of cash with a value of $1,028,874 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Investments and $1,146,595 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 6.12%, and maturity dates ranging from August 13, 2026 – May 15, 2056; a total value of $2,175,469.
(c) Investment in affiliated company. Northern Trust Investments, Inc., the
Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(d) The security was purchased with cash collateral held from securities on loan at
July 31, 2026. The total value of securities purchased was $1,028,874.
Percentages shown are based on Net Assets.
Abbreviations
CVR — Contingent Value Rights
REIT — Real Estate Investment Trust
Investment in a company which was affiliated for the period ended July 31, 2026, was as follows:
Security
Value
October 31,
2025
Purchases at
Cost
Sales
Proceeds
Shares
July 31, 2026
Value
July 31, 2026
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 42,461 $ 55,810 $ 49,065 390 $ 71,054 $ 20,173 $ 1,137 $ 1,675

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Futures Contracts
FlexShares
®
STOXX
®
US ESG Select Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 Micro E-Mini Index 21 09/18/2026 USD $ 789,521 $ 1,455
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.4%
Rights –
Securities Lending Reinvestments 0.8
Others
(1)
(0.2)
100.0%
(1) Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
Global ESG Select Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.6%
Air Freight & Logistics -
0.2%
Deutsche Post AG $ 340 $ 22,595
DSV A/S 323 69,877
Nippon Express Holdings, Inc.(a) 200 6,630
United Parcel Service, Inc., Class B 1,368 142,573
241,675
Automobile Components -
0.1%
Bridgestone Corp. 1,900 47,314
Cie Generale des Etablissements
Michelin SCA 1,729 69,566
Niterra Co. Ltd.(a) 700 41,391
158,271
Automobiles -
0.5%
Bayerische Motoren Werke AG 38 2,593
Dr Ing hc F Porsche AG (Preference)
(b) 280 13,672
General Motors Co. 2,964 263,381
Honda Motor Co. Ltd. 7,600 77,587
Mercedes-Benz Group AG 532 28,603
Nissan Motor Co. Ltd.*(a) 9,500 20,059
Renault SA 540 16,937
Stellantis NV*(a) 19 108
Suzuki Motor Corp. 3,800 49,784
Volkswagen AG (Preference) 285 24,481
Yamaha Motor Co. Ltd.(a) 1,900 16,026
513,231
Banks -
13.5%
ABN AMRO Bank NV, CVA(b) 1,634 73,320
AIB Group plc 3,800 44,836
AL Sydbank 228 21,899
ANZ Group Holdings Ltd. 5,639 147,768
Banca Monte dei Paschi di Siena
SpA 2,740 36,468
Banco Bilbao Vizcaya Argentaria SA 17,898 498,339
Banco BPM SpA 2,261 41,037
Banco Comercial Portugues SA,
Class R 9,140 11,199
Banco Santander SA 39,140 554,711
Bank of Ireland Group plc 1,805 37,568
Bank Polska Kasa Opieki SA 340 22,298
Bankinter SA 2,375 43,530
Banque Cantonale Vaudoise
(Registered) 87 13,657
Barclays plc 23,959 164,019
BAWAG Group AG(b) 133 26,810
BNP Paribas SA 2,755 347,596
BPER Banca SpA 2,793 45,214
CaixaBank SA 8,417 121,682
Canadian Imperial Bank of
Commerce 2,356 278,854
Citigroup, Inc. 7,049 933,640
Investments Shares Value
Banks
(continued)
Commonwealth Bank of Australia $ 3,439 $ 428,803
Danske Bank A/S 893 51,298
DBS Group Holdings Ltd. 1,580 91,098
DNB Bank ASA 931 29,940
Erste Bank Polska SA 46 9,032
Erste Group Bank AG 399 51,783
FinecoBank Banca Fineco SpA 1,482 40,394
HSBC Holdings plc 35,321 749,124
Intesa Sanpaolo SpA 9,386 70,615
Japan Post Bank Co. Ltd. 3,800 74,246
JPMorgan Chase & Co. 16,435 5,781,669
KBC Group NV 266 38,149
Lloyds Banking Group plc 119,849 184,996
Mitsubishi UFJ Financial Group, Inc. 24,700 553,956
National Australia Bank Ltd. 4,503 130,714
National Bank of Canada 475 76,777
NatWest Group plc 17,309 164,406
Nordea Bank Abp 4,693 94,492
Oversea-Chinese Banking Corp. Ltd. 3,800 86,224
Resona Holdings, Inc.(a) 3,800 52,301
Ringkjoebing Landbobank A/S 80 21,451
Skandinaviska Enskilda Banken AB,
Class A(a) 2,888 67,598
Societe Generale SA 1,862 174,192
SpareBank 1 Sor-Norge ASA 126 2,816
Standard Chartered plc 3,363 99,023
Sumitomo Mitsui Financial Group,
Inc. 5,600 239,651
Svenska Handelsbanken AB, Class
A(a) 3,249 49,603
Swedbank AB, Class A(a) 1,501 59,946
Toronto-Dominion Bank (The) 2,394 286,765
UniCredit SpA 1,539 144,506
Wells Fargo & Co. 15,789 1,364,959
Westpac Banking Corp. 7,049 187,489
14,922,461
Beverages -
1.4%
Anheuser-Busch InBev SA/NV 665 57,537
Asahi Group Holdings Ltd. 3,800 39,772
Carlsberg A/S, Class B 152 22,371
Coca-Cola Co. (The) 12,141 1,063,430
Coca-Cola Europacific Partners plc 665 72,791
Coca-Cola HBC AG 391 26,362
Diageo plc 4,066 89,437
Heineken Holding NV 149 12,506
Heineken NV 475 42,923
Kirin Holdings Co. Ltd. 1,700 31,528
Pernod Ricard SA 323 25,204
Treasury Wine Estates Ltd.(a) 6,680 23,130
1,506,991
Biotechnology -
0.4%
CSL Ltd. 988 85,394

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Genmab A/S* $ 19 $ 5,435
Vertex Pharmaceuticals, Inc.* 741 353,531
444,360
Broadline Retail -
0.6%
Allegro.eu SA*(b) 20 240
Dollarama, Inc. 247 33,624
eBay, Inc. 1,387 158,132
Isetan Mitsukoshi Holdings Ltd. 1,500 33,792
J Front Retailing Co. Ltd.(a) 1,300 24,343
Next plc 200 39,955
Prosus NV 1,900 87,365
Rakuten Group, Inc.* 3,800 19,895
Ryohin Keikaku Co. Ltd. 1,900 49,843
Wesfarmers Ltd. 2,698 169,332
616,521
Building Products -
0.6%
Assa Abloy AB, Class B 1,463 54,149
Belimo Holding AG (Registered) 21 21,803
Cie de Saint-Gobain SA 1,311 122,600
Geberit AG (Registered) 57 37,495
Lixil Corp.(a) 1,300 14,166
Masco Corp. 1,045 74,697
ROCKWOOL A/S, Class B 200 6,397
Trane Technologies plc 703 319,830
651,137
Capital Markets -
2.1%
3i Group plc 1,140 43,938
Aberdeen Group plc 3,700 11,980
Allfunds Group plc 824 8,381
Amundi SA(b) 40 4,342
Bank of New York Mellon Corp. (The) 2,109 329,700
BlackRock, Inc. 608 662,957
CVC Capital Partners plc(a)(b) 418 6,978
Daiwa Securities Group, Inc. 5,700 64,688
EQT AB(a) 380 12,894
Euronext NV(b) 120 21,897
Hong Kong Exchanges & Clearing
Ltd. 1,600 83,371
IG Group Holdings plc 853 16,760
Intercontinental Exchange, Inc. 2,774 422,980
Julius Baer Group Ltd. 363 31,802
London Stock Exchange Group plc 817 92,334
Macquarie Group Ltd. 855 151,983
Man Group plc 2,576 10,476
Nasdaq, Inc. 1,102 103,797
Netwealth Group Ltd. 1,026 15,551
Nomura Holdings, Inc. 5,700 54,414
Partners Group Holding AG 38 31,563
Schroders plc 680 5,385
Swissquote Group Holding SA
(Registered) 200 10,353
Investments Shares Value
Capital Markets
(continued)
UBS Group AG (Registered) $ 3,116 $ 163,878
2,362,402
Chemicals -
0.4%
Air Liquide SA 513 100,765
Akzo Nobel NV(a) 437 30,529
Arkema SA 120 8,132
Asahi Kasei Corp. 2,000 21,636
BASF SE 1,121 65,004
Croda International plc 200 8,626
DSM-Firmenich AG(a) 171 18,372
Dyno Nobel Ltd. 3,726 9,892
FUCHS SE (Preference) 20 924
Nippon Sanso Holdings Corp.(a) 500 18,154
Nitto Denko Corp. 1,400 29,235
Novonesis Novozymes B, Class B 400 25,982
Orica Ltd. 1,198 19,622
Resonac Holdings Corp.(a) 200 17,240
Syensqo SA(a) 55 4,863
Yara International ASA 492 23,173
402,149
Commercial Services & Supplies -
0.5%
Brambles Ltd. 3,553 48,886
Cintas Corp. 1,501 307,149
Downer EDI Ltd. 2,477 13,535
ISS A/S 598 26,454
Rentokil Initial plc 4,964 23,034
Securitas AB, Class B 1,131 18,139
SPIE SA 466 24,942
TOPPAN Holdings, Inc. 600 17,059
Waste Connections, Inc.(a) 456 76,335
555,533
Communications Equipment -
0.4%
Lumentum Holdings, Inc.*(a) 228 162,778
Motorola Solutions, Inc. 532 231,819
Nokia OYJ 3,610 33,054
427,651
Construction & Engineering -
0.4%
Ackermans & van Haaren NV 53 16,416
ACS Actividades de Construccion y
Servicios SA 462 58,630
Balfour Beatty plc 1,015 11,781
Bouygues SA 480 26,928
Eiffage SA 211 29,921
Ferrovial NV 939 61,300
HOCHTIEF AG 19 9,689
Obayashi Corp. 1,800 35,768
Skanska AB, Class B 616 17,221
Sweco AB, Class B 632 8,884
Vinci SA 1,463 206,283
Worley Ltd. 380 2,821
WSP Global, Inc.(a) 38 4,639
490,281

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction Materials -
0.2%
Buzzi SpA $ 244 $ 11,541
Holcim AG 1,691 153,289
Wienerberger AG 285 6,971
171,801
Consumer Finance -
0.0%(c)
Cembra Money Bank AG(a) 38 4,218
Marui Group Co. Ltd. 900 16,773
20,991
Consumer Staples Distribution & Retail -
2.9%
Aeon Co. Ltd. 3,800 32,553
Axfood AB 19 485
Carrefour SA 1,120 20,534
Costco Wholesale Corp. 1,368 1,302,186
Dollar Tree, Inc.* 646 82,178
Endeavour Group Ltd.(a) 1,672 4,087
J Sainsbury plc 3,108 15,032
Jeronimo Martins SGPS SA 703 14,041
Kesko OYJ, Class B 472 11,719
Koninklijke Ahold Delhaize NV 2,527 99,900
Marks & Spencer Group plc 3,280 17,881
Walmart, Inc. 13,756 1,529,667
Woolworths Group Ltd. 3,192 89,160
3,219,423
Containers & Packaging -
0.1%
Smurfit Westrock plc 2,527 116,166
Distributors -
0.0%(c)
D'ieteren Group 55 11,352
Inchcape plc 1,147 12,943
24,295
Diversified Consumer Services -
0.0%(c)
Pearson plc 1,344 22,735
Diversified REITs -
0.1%
British Land Co. plc (The), REIT 2,348 13,966
CapitaLand Integrated Commercial
Trust, REIT 16,600 32,197
Charter Hall Group, REIT 722 11,830
Covivio SA, REIT 49 2,982
Land Securities Group plc, REIT 900 8,545
Mirvac Group, REIT 1,260 1,584
Shaftesbury Capital plc, REIT 2,147 4,155
Stockland, REIT(a) 4,556 13,664
88,923
Diversified Telecommunication Services -
0.6%
BCE, Inc.(a) 475 10,297
BT Group plc 10,000 27,090
Cellnex Telecom SA(b) 570 17,622
Deutsche Telekom AG (Registered) 5,149 158,531
Elisa OYJ(a) 20 805
Koninklijke KPN NV 8,892 42,058
Investments Shares Value
Diversified Telecommunication Services
(continued)
NTT, Inc. $ 159,600 $ 152,759
Orange SA 1,180 22,496
Singapore Telecommunications Ltd. 13,300 45,998
Swisscom AG (Registered) 57 43,822
Telenor ASA 1,605 22,643
Telia Co. AB(a) 4,722 21,868
Telstra Group Ltd. 28,272 99,681
TELUS Corp. 4,674 44,579
710,249
Electric Utilities -
0.8%
Acciona SA(a) 95 26,080
BKW AG 42 6,951
Edison International 931 68,307
EDP SA 5,740 29,521
Elia Group SA/NV 152 21,808
Emera, Inc.(a) 665 35,510
Endesa SA 743 36,212
Fortis, Inc.(a) 1,666 94,769
Fortum OYJ 460 10,440
Iberdrola SA(a) 17,363 412,525
Kansai Electric Power Co., Inc. (The)
(a) 1,900 29,122
Origin Energy Ltd. 4,921 37,189
Redeia Corp. SA(a) 580 10,223
SSE plc 2,253 71,130
889,787
Electrical Equipment -
1.8%
ABB Ltd. (Registered) 3,496 343,615
Accelleron Industries AG 105 9,455
GE Vernova, Inc. 817 809,067
Legrand SA 646 97,664
Mitsubishi Electric Corp. 2,500 92,825
Nexans SA 103 15,619
nVent Electric plc 589 90,606
Prysmian SpA 418 57,808
Schneider Electric SE 760 253,231
Siemens Energy AG 1,178 199,832
Vestas Wind Systems A/S 1,554 41,752
2,011,474
Electronic Equipment, Instruments & Components -
0.9%
CDW Corp. 399 58,976
Celestica, Inc.* 228 75,391
Corning, Inc. 1,596 220,647
Flex Ltd.* 703 79,966
Halma plc 280 13,302
Hexagon AB, Class B 266 2,610
Ibiden Co. Ltd.(a) 600 62,742
Kyocera Corp. 1,900 44,044
Lagercrantz Group AB, Class B 218 5,119
Murata Manufacturing Co. Ltd. 3,800 176,987
Taiyo Yuden Co. Ltd.(a) 400 25,687
TD SYNNEX Corp. 190 48,583
TE Connectivity plc 551 113,335

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Yokogawa Electric Corp. $ 700 $ 25,419
952,808
Energy Equipment & Services -
0.3%
SLB Ltd. 4,598 228,015
Technip Energies NV 138 4,748
TechnipFMC plc(a) 1,064 76,246
Vallourec SACA 420 10,056
319,065
Entertainment -
0.0%(c)
Universal Music Group NV 1,406 23,351
Financial Services -
2.5%
Adyen NV*(b) 114 115,017
AMP Ltd. 4,000 6,040
Apollo Global Management, Inc.(a) 1,805 226,690
Banca Mediolanum SpA 1,020 27,191
Berkshire Hathaway, Inc., Class B* 4,294 2,196,553
Edenred SE 779 25,562
EXOR NV 200 15,947
Fidelity National Information
Services, Inc. 608 27,220
Industrivarden AB, Class C 480 27,401
Infratil Ltd.(a) 2,526 21,940
M&G plc 4,540 21,842
Nexi SpA(b) 3,140 15,325
Poste Italiane SpA(a) 952 28,708
2,755,436
Food Products -
0.6%
AAK AB(a) 553 11,906
Ajinomoto Co., Inc. 2,900 90,429
Associated British Foods plc(a) 603 16,936
Mowi ASA 1,158 24,737
Nestle SA (Registered) 4,655 466,104
Orkla ASA 1,914 21,271
Salmar ASA 147 7,990
639,373
Gas Utilities -
0.1%
APA Group 1,656 11,852
Italgas SpA 1,900 19,556
Naturgy Energy Group SA 596 19,859
Rubis SCA 276 10,632
Snam SpA 5,111 34,624
Tokyo Gas Co. Ltd. 500 19,529
116,052
Ground Transportation -
0.2%
Ayvens SA(b) 756 10,116
Canadian National Railway Co. 1,653 210,035
ComfortDelGro Corp. Ltd. 4,500 4,697
Investments Shares Value
Ground Transportation
(continued)
Hankyu Hanshin Holdings, Inc.(a) $ 300 $ 8,883
233,731
Health Care Equipment & Supplies -
1.8%
Abbott Laboratories 5,130 542,241
Alcon AG 912 62,427
Ansell Ltd. 1,178 27,129
Convatec Group plc(b) 8,531 25,717
Demant A/S*(a) 20 865
EssilorLuxottica SA 361 68,138
GE HealthCare Technologies, Inc. 665 45,233
Getinge AB, Class B 358 8,909
Hoya Corp. 1,000 154,969
IDEXX Laboratories, Inc.* 133 74,356
Intuitive Surgical, Inc.* 1,045 369,230
Koninklijke Philips NV 1,710 44,740
Olympus Corp. 3,800 43,435
Siemens Healthineers AG(b) 190 8,058
Sonova Holding AG (Registered) 76 20,666
Straumann Holding AG (Registered) 399 49,258
Stryker Corp. 1,425 464,123
2,009,494
Health Care Providers & Services -
0.4%
Elevance Health, Inc. 627 235,652
Fresenius Medical Care AG 476 24,344
Fresenius SE & Co. KGaA 703 36,009
Galenica AG(b) 152 16,148
Labcorp Holdings, Inc. 228 70,498
Ramsay Health Care Ltd.(a) 19 592
Sigma Healthcare Ltd. 6,631 13,692
Sonic Healthcare Ltd.(a) 969 14,877
411,812
Health Care REITs -
0.0%(c)
Aedifica SA, REIT 40 3,233
Hotel & Resort REITs -
0.0%(c)
Invincible Investment Corp., REIT 20 7,687
Hotels, Restaurants & Leisure -
1.3%
Accor SA 580 29,963
Amadeus IT Group SA 1,121 68,796
Aristocrat Leisure Ltd. 1,501 67,566
Booking Holdings, Inc. 1,501 289,543
Carnival Corp. Ltd. 3,388 94,220
Chipotle Mexican Grill, Inc., Class A* 2,090 77,790
Compass Group plc 3,534 112,063
Delivery Hero SE, Class A*(b) 200 8,615
Entain plc 1,577 11,490
Expedia Group, Inc. 266 78,401
FDJ UNITED 19 479
Food & Life Cos. Ltd.(a) 800 27,930
Hilton Worldwide Holdings, Inc. 513 164,411
InterContinental Hotels Group plc 247 39,693
Lottery Corp. Ltd. (The) 7,752 30,435
Lottomatica Group Spa 140 3,782

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Marriott International, Inc., Class A $ 760 $ 283,351
Oriental Land Co. Ltd.(a) 1,900 37,791
Sodexo SA(a) 300 19,709
TUI AG 714 6,171
Whitbread plc 300 10,134
1,462,333
Household Durables -
0.5%
Bellway plc 931 24,907
Breville Group Ltd.(a) 1,007 23,241
Persimmon plc 1,330 19,814
Sekisui House Ltd.(a) 2,000 43,812
Somnigroup International, Inc. 646 42,203
Sony Group Corp. 15,400 366,273
Taylor Wimpey plc(a) 19 20
520,270
Household Products -
0.2%
Essity AB, Class B(a) 38 1,104
Henkel AG & Co. KGaA (Preference) 399 34,715
Kimberly-Clark Corp.(a) 513 56,076
Reckitt Benckiser Group plc 1,064 75,030
166,925
Independent Power and Renewable Electricity Producers
-
0.1%
Drax Group plc 897 8,903
EDP Renewables SA(a) 1,372 21,231
Meridian Energy Ltd.(a) 2,732 9,151
Orsted A/S*(b) 880 19,641
58,926
Industrial Conglomerates -
0.2%
CK Hutchison Holdings Ltd. 3,500 32,850
Hitachi Ltd. 6,400 211,705
Investment AB Latour, Class B(a) 19 400
Keppel Ltd. 2,000 17,869
262,824
Industrial REITs -
0.1%
CapitaLand Ascendas REIT, REIT 7,093 14,199
Goodman Group, REIT 3,458 72,303
Mapletree Logistics Trust, REIT 12,000 11,591
Segro plc, REIT 2,888 37,505
Tritax Big Box REIT plc, REIT 5,198 11,899
147,497
Insurance -
2.5%
Aegon Ltd. 1,341 12,710
Aflac, Inc. 1,064 135,639
Ageas SA/NV 399 33,007
Allianz SE (Registered) 285 141,820
American International Group, Inc. 1,938 152,288
ASR Nederland NV 240 19,572
AUB Group Ltd.(a) 228 4,461
Investments Shares Value
Insurance
(continued)
Aviva plc $ 5,339 $ 49,821
AXA SA 4,579 236,761
Beazley plc 972 16,881
Generali(a) 1,786 90,394
Gjensidige Forsikring ASA 294 8,748
Hannover Rueck SE 114 32,869
Hartford Insurance Group, Inc. (The) 722 102,459
Helvetia Baloise Holding AG 95 25,457
Hiscox Ltd. 768 18,697
Insurance Australia Group Ltd. 2,960 17,650
Japan Post Holdings Co. Ltd. 1,900 28,424
Legal & General Group plc 5,631 22,764
Manulife Financial Corp. 3,173 140,821
Mapfre SA 3,971 20,258
Medibank Pvt Ltd. 3,009 10,926
MS&AD Insurance Group Holdings,
Inc. 3,200 98,959
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 171 102,740
nib holdings Ltd. 1 5
NN Group NV 251 23,565
Power Corp. of Canada(a) 1,616 110,356
Principal Financial Group, Inc. 570 64,809
Progressive Corp. (The) 1,710 361,528
Prudential Financial, Inc. 1,216 148,449
Prudential plc 2,166 32,530
QBE Insurance Group Ltd.(a) 1,440 25,012
Standard Life plc 1,239 15,390
Steadfast Group Ltd. 2,204 7,910
Sun Life Financial, Inc. 969 80,340
Suncorp Group Ltd. 600 8,087
Swiss Life Holding AG (Registered) 57 67,269
Swiss Re AG 741 123,508
Tryg A/S 742 17,669
Unipol Assicurazioni SpA(a) 640 19,933
Willis Towers Watson plc 133 44,677
Zurich Insurance Group AG 152 115,693
2,790,856
Interactive Media & Services -
0.1%
Autotrader Group plc(b) 4,484 31,608
CAR Group Ltd.(a) 1,349 24,625
LY Corp. 9,500 26,658
REA Group Ltd.(a) 114 12,868
Rightmove plc 4,313 26,966
Vend Marketplaces ASA, Class B 120 3,024
125,749
IT Services -
1.7%
Accenture plc, Class A(a) 3,648 605,276
Capgemini SE 323 38,092
CGI, Inc.(a) 513 37,523
Fujitsu Ltd. 5,000 114,900
International Business Machines
Corp. 3,857 862,618
NEC Corp. 3,800 113,123

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
IT Services
(continued)
Nomura Research Institute Ltd. $ 600 $ 17,658
Obic Co. Ltd. 400 11,368
Reply SpA 100 12,633
Sopra Steria Group 80 16,844
Twilio, Inc., Class A* 323 63,744
1,893,779
Leisure Products -
0.0%(c)
Games Workshop Group plc 76 19,555
Yamaha Corp. 1,900 14,839
34,394
Life Sciences Tools & Services -
0.2%
Eurofins Scientific SE 405 31,761
IQVIA Holdings, Inc.* 247 58,050
Mettler-Toledo International, Inc.* 114 161,458
Sartorius AG (Preference) 20 5,016
Siegfried Holding AG (Registered)(a) 114 10,674
266,959
Machinery -
0.9%
Aalberts NV 100 4,897
Alfa Laval AB 342 20,205
Alstom SA* 323 5,976
Atlas Copco AB, Class A 2,907 61,279
Daimler Truck Holding AG 80 4,505
Ebara Corp. 1,500 52,360
Epiroc AB, Class A 1,159 29,655
FANUC Corp. 1,900 85,141
Georg Fischer AG (Registered)(a) 440 28,144
IMI plc 120 4,741
Indutrade AB 19 476
KION Group AG 108 4,837
Knorr-Bremse AG 92 10,892
Komatsu Ltd. 1,400 61,495
Kone OYJ, Class B 665 38,332
Konecranes OYJ 648 20,160
Kurita Water Industries Ltd.(a) 400 21,961
Metso OYJ 1,078 19,981
MINEBEA MITSUMI, Inc. 1,500 34,875
NGK Corp. 800 28,106
Otis Worldwide Corp. 931 66,985
Rotork plc 2,384 15,599
Sandvik AB 1,368 51,049
Schindler Holding AG 60 18,881
SKF AB, Class B(a) 516 13,944
Spirax Group plc 194 18,132
Techtronic Industries Co. Ltd. 1,500 25,250
Trelleborg AB, Class B 426 18,871
Valmet OYJ(a) 225 6,762
VAT Group AG(b) 40 29,763
Volvo AB, Class B(a) 2,280 87,065
Weir Group plc (The) 380 13,480
Xylem, Inc. 342 40,004
943,803
Investments Shares Value
Marine Transportation -
0.1%
Kuehne + Nagel International AG
(Registered) $ 100 $ 25,425
Mitsui OSK Lines Ltd.(a) 500 18,509
Nippon Yusen KK(a) 1,000 38,373
82,307
Media -
0.2%
Dentsu Group, Inc.*(a) 400 8,906
Informa plc 2,050 24,437
ITV plc 10,219 10,211
Omnicom Group, Inc. 1,235 97,194
Publicis Groupe SA 494 52,643
193,391
Metals & Mining -
1.5%
Alamos Gold, Inc., Class A 969 26,911
Anglo American plc 1,615 81,133
Antofagasta plc 688 33,841
ArcelorMittal SA 969 67,718
Aurubis AG 60 12,536
BHP Group Ltd.(a) 12,426 526,350
BlueScope Steel Ltd. 613 14,087
Boliden AB 380 18,992
Fortescue Ltd.(a) 4,123 53,601
Freeport-McMoRan, Inc. 3,059 191,585
IGO Ltd.*(a) 1,622 7,826
Liontown Ltd.* 2,299 1,558
Lynas Rare Earths Ltd.*(a) 2,383 23,582
Nippon Steel Corp.(a) 7,600 31,006
Norsk Hydro ASA 3,196 29,203
Northern Star Resources Ltd. 2,973 41,553
Pan American Silver Corp. 532 22,935
PLS Group Ltd.*(a) 7,760 22,618
Rio Tinto Ltd.(a) 855 102,429
Rio Tinto plc 1,957 188,937
South32 Ltd. 10,581 33,962
SSAB AB, Class B(a) 1,242 13,025
Teck Resources Ltd., Class B 1,311 78,837
voestalpine AG 283 14,646
Wheaton Precious Metals Corp. 551 59,890
1,698,761
Multi-Utilities -
0.3%
A2A SpA 3,990 10,416
Engie SA 4,199 130,973
Hera SpA 2,055 8,966
National Grid plc 7,467 119,580
Public Service Enterprise Group, Inc. 798 61,190
Veolia Environnement SA 931 36,923
368,048
Office REITs -
0.0%(c)
Dexus, REIT 1,596 6,715
Oil, Gas & Consumable Fuels -
4.4%
Bollore SE(a) 4,320 19,245
BP plc 19,912 148,051

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Enbridge, Inc. $ 6,175 $ 335,766
Eni SpA 3,382 93,310
Equinor ASA 1,444 58,831
ExxonMobil Holdings Corp. 21,090 3,278,230
Galp Energia SGPS SA 440 9,968
Imperial Oil Ltd.(a) 304 39,385
Pembina Pipeline Corp. 1,102 53,841
Santos Ltd. 6,156 33,898
Shell plc 11,400 520,978
TC Energy Corp. 1,178 79,269
TotalEnergies SE 1,919 168,728
4,839,500
Passenger Airlines -
0.1%
ANA Holdings, Inc.(a) 700 13,699
International Consolidated Airlines
Group SA 6,119 35,565
Qantas Airways Ltd. 4,237 29,610
Ryanair Holdings plc 1,482 41,366
Singapore Airlines Ltd. 1,900 11,396
131,636
Personal Care Products -
0.4%
Beiersdorf AG 114 10,587
Estee Lauder Cos., Inc. (The), Class
A 589 49,417
L'Oreal SA 475 211,473
Shiseido Co. Ltd.(a) 1,200 23,770
Unilever plc 2,793 178,274
473,521
Pharmaceuticals -
11.0%
ALK-Abello A/S, Class B 105 3,588
Astellas Pharma, Inc.(a) 7,600 105,104
AstraZeneca plc 3,192 542,624
Bayer AG (Registered) 475 26,260
Chugai Pharmaceutical Co. Ltd. 1,000 43,536
Eli Lilly & Co. 3,458 3,972,689
Galderma Group AG 380 82,547
GSK plc 7,904 205,450
Haleon plc 14,839 72,550
Ipsen SA 76 14,620
Johnson & Johnson 14,706 3,769,883
Merck & Co., Inc. 10,203 1,328,431
Merck KGaA 228 37,552
Novartis AG (Registered) 4,560 713,548
Novo Nordisk A/S, Class B 2,147 101,290
Orion OYJ, Class B 282 26,313
Roche Holding AG 1,349 589,588
Sandoz Group AG 608 49,419
Sanofi SA 2,945 252,332
Santen Pharmaceutical Co. Ltd. 1,700 20,115
Shionogi & Co. Ltd. 3,800 69,413
UCB SA 95 24,363
Investments Shares Value
Pharmaceuticals
(continued)
Zoetis, Inc., Class A $ 1,064 $ 82,237
12,133,452
Professional Services -
0.8%
Adecco Group AG (Registered)(a) 19 528
ALS Ltd. 1,192 18,092
Arcadis NV 228 10,656
Automatic Data Processing, Inc. 741 197,447
Bureau Veritas SA 751 23,900
Computershare Ltd. 1,140 32,780
Experian plc 133 4,994
Intertek Group plc 300 23,577
Randstad NV(a) 340 14,278
Recruit Holdings Co. Ltd. 3,100 244,340
RELX plc 3,952 138,651
SGS SA (Registered) 375 44,395
Teleperformance SE 300 23,816
Wolters Kluwer NV 703 54,904
832,358
Real Estate Management & Development -
0.2%
Castellum AB(a) 19 267
CBRE Group, Inc., Class A* 1,064 156,206
CK Asset Holdings Ltd. 3,000 18,302
Hulic Co. Ltd. 1,900 20,984
Nomura Real Estate Holdings, Inc. 1,900 10,978
PSP Swiss Property AG (Registered) 19 3,429
Swiss Prime Site AG (Registered) 171 27,857
Tokyu Fudosan Holdings Corp. 1,600 13,430
Vonovia SE 266 6,436
Wihlborgs Fastigheter AB 19 154
258,043
Residential REITs -
0.1%
Essex Property Trust, Inc., REIT 304 86,378
UNITE Group plc (The), REIT 1,311 9,492
95,870
Retail REITs -
0.1%
Klepierre SA, REIT 651 29,466
Link REIT, REIT(a) 5,300 26,441
Unibail-Rodamco-Westfield, REIT 361 43,736
99,643
Semiconductors & Semiconductor Equipment -
19.3%
Advanced Micro Devices, Inc.* 3,306 1,574,152
Advantest Corp. 2,000 408,227
ASM International NV 133 122,602
ASML Holding NV 836 1,379,499
ASMPT Ltd. 500 9,647
BE Semiconductor Industries NV 152 34,671
Broadcom, Inc. 13,870 5,399,314
Disco Corp. 300 110,184
Entegris, Inc.(a) 513 61,073
Infineon Technologies AG 1,045 74,147
Intel Corp.* 9,481 855,186
Lattice Semiconductor Corp.* 228 28,333

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Micron Technology, Inc. $ 5,358 $ 4,409,795
NVIDIA Corp. 25,973 5,214,080
NXP Semiconductors NV 741 169,808
ON Semiconductor Corp.* 931 75,979
QUALCOMM, Inc. 3,211 473,976
Renesas Electronics Corp. 7,600 164,291
Rohm Co. Ltd.(a) 900 24,480
SOITEC* 19 2,273
STMicroelectronics NV 700 36,790
Teradyne, Inc. 456 167,667
Tokyo Electron Ltd. 1,600 557,701
21,353,875
Software -
8.2%
Adobe, Inc.* 741 185,554
Atlassian Corp., Class A* 646 65,256
Autodesk, Inc.* 779 182,442
Cadence Design Systems, Inc.* 589 200,272
Crowdstrike Holdings, Inc., Class A* 3,116 594,720
Dassault Systemes SE 836 19,285
Fortinet, Inc.* 1,938 313,859
Gen Digital, Inc. 2,375 65,194
Microsoft Corp. 13,699 6,366,199
Palo Alto Networks, Inc.* 1,710 567,429
PTC, Inc.* 380 52,136
Sage Group plc (The) 1,272 16,659
ServiceNow, Inc.* 1,938 215,564
Synopsys, Inc.* 418 162,501
Technology One Ltd.(a) 627 13,546
Temenos AG (Registered) 19 1,572
Xero Ltd.* 19 934
9,023,122
Specialized REITs -
0.4%
American Tower Corp., REIT 874 151,517
Equinix, Inc., REIT 209 213,029
Keppel DC REIT, REIT 2,696 4,683
VICI Properties, Inc., Class A, REIT 1,672 44,057
Weyerhaeuser Co., REIT 2,964 74,189
487,475
Specialty Retail -
1.0%
Auto1 Group SE*(b) 240 6,235
H & M Hennes & Mauritz AB, Class
B(a) 1,596 29,143
Industria de Diseno Textil SA 1,558 101,172
JB Hi-Fi Ltd. 437 25,146
Kingfisher plc 3,203 13,302
Nitori Holdings Co. Ltd.(a) 700 11,160
TJX Cos., Inc. (The) 3,477 547,071
Tractor Supply Co. 1,045 32,155
Ulta Beauty, Inc.* 190 97,438
USS Co. Ltd. 2,200 27,876
Williams-Sonoma, Inc. 551 125,992
Zalando SE*(b) 414 13,461
Investments Shares Value
Specialty Retail
(continued)
ZOZO, Inc.(a) $ 3,800 $ 27,278
1,057,429
Technology Hardware, Storage & Peripherals -
6.3%
Apple, Inc. 18,088 5,587,564
FUJIFILM Holdings Corp. 3,800 90,021
Hewlett Packard Enterprise Co. 6,707 321,265
HP, Inc. 4,351 118,652
Logitech International SA
(Registered) 280 28,407
Ricoh Co. Ltd.(a) 1,700 16,864
Sandisk Corp.* 304 369,308
Seiko Epson Corp. 1,100 20,380
Super Micro Computer, Inc.*(a) 1,615 45,866
Western Digital Corp.(a) 684 372,671
6,970,998
Textiles, Apparel & Luxury Goods -
0.7%
Asics Corp. 1,900 56,729
Brunello Cucinelli SpA(a) 20 2,023
Burberry Group plc* 1,216 19,433
Hermes International SCA 27 47,576
Kering SA 190 62,127
LPP SA 1 5,802
Lululemon Athletica, Inc.* 266 31,619
LVMH Moet Hennessy Louis Vuitton
SE 703 384,319
Moncler SpA 329 18,586
Pandora A/S 180 22,497
PRADA SpA(a) 2,000 11,034
Puma SE 608 19,237
Swatch Group AG (The) 80 17,828
Tapestry, Inc. 722 110,011
808,821
Trading Companies & Distributors -
0.8%
AddTech AB, Class B 398 14,460
Diploma plc 229 22,559
DKSH Holding AG 40 3,313
Ferguson Enterprises, Inc. 950 222,614
Howden Joinery Group plc 722 7,661
IMCD NV 140 15,267
Marubeni Corp. 2,500 81,661
Mitsubishi Corp. 6,500 194,969
MonotaRO Co. Ltd.(a) 1,900 23,901
Rexel SA 677 27,917
RS GROUP plc 418 3,946
Sojitz Corp. 399 13,484
Sunbelt Rentals Holdings, Inc. 1,786 128,449
Sunbelt Rentals Holdings, Inc.
(London Stock Exchange) 912 64,950
Toyota Tsusho Corp. 1,600 67,547
892,698
Transportation Infrastructure -
0.2%
Aena SME SA(b) 1,254 38,494
Aeroports de Paris SA(a) 19 2,621

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Auckland International Airport Ltd.(a) $ 4,143 $ 21,206
Flughafen Zurich AG (Registered) 46 13,475
Getlink SE(a) 1,080 22,963
SATS Ltd. 2,300 8,474
Transurban Group 6,650 69,172
176,405
Water Utilities -
0.1%
American Water Works Co., Inc.(a) 665 89,223
Pennon Group plc 19 118
Severn Trent plc 779 31,639
United Utilities Group plc 1,512 28,141
149,121
Wireless Telecommunication Services -
0.2%
KDDI Corp. 5,700 104,567
Tele2 AB, Class B(a) 1,093 18,921
Vodafone Group plc 40,147 63,672
187,160
Total Common Stocks
(Cost $72,982,784) 109,035,213
Number
of Rights
RIGHTS - 0.0%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc., CVR, expiring
12/27/2027*‡
(Cost $–) 1,260 —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1.0%(d)
INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund
3.67%, 8/3/2026 10,718 10,718
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 10,718 10,718
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 10,718 10,718
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 10,718 10,718
Total Investment Companies
(Cost $42,872) 42,872
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS - 1.0%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$912,730, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $925,112 $ 912,730 $ 912,730
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$100,000, collateralized by
various Common Stocks; total
market value $110,030 100,000 100,000
Total Repurchase Agreements
(Cost $1,012,730) 1,012,730
Total Securities Lending Reinvestments
(Cost $1,055,602) 1,055,602
Total Investments - 99.6%
(Cost $74,038,386) 110,090,815
Other assets less liabilities - 0.4% 423,484
NET ASSETS - 100.0% $110,514,299
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July 31,
2026 was $3,879,299, collateralized in the form of cash
with a value of $1,055,602 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $988,699 of
collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from September 14,
2026 – November 2, 2086 and $2,001,448 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from August 06, 2026 – May 15, 2056; a
total value of $4,045,749.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $1,055,602.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Abbreviations
CVA — Dutch Certification
CVR — Contingent Value Rights
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
Futures Contracts
FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
EURO STOXX 50 Index 4 09/18/2026 EUR $ 293,298 $ 2,917
MSCI EAFE Index 1 09/18/2026 USD 159,115 2,105
S&P 500 E-Mini Index 2 09/18/2026 USD 751,925 4,004
S&P 500 Micro E-Mini Index 6 09/18/2026 USD 225,578 579
$ 9,605
Forward Foreign Currency Contracts
FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of July 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
EUR 93,000 TORONTO DOMINION BANK USD 107,042 09/16/2026 $ 147
GBP 52,000 TORONTO DOMINION BANK USD 68,793 09/16/2026 1,184
USD 21,787 BANK OF MONTREAL, THE CAD 30,000 09/16/2026 361
USD 38,663 JPMORGAN BANK, N.A. NEW YORK CHF 30,000 09/16/2026 1,404
USD 110,378 JPMORGAN BANK, N.A. NEW YORK DKK 704,000 09/16/2026 1,768
USD 167,323 JPMORGAN BANK, N.A. NEW YORK EUR 143,000 09/16/2026 2,504
USD 130,164 MORGAN STANLEY & CO INC NY SEK 1,196,000 09/16/2026 4,502
Total unrealized appreciation $ 11,870
AUD 15,000 MORGAN STANLEY & CO INC NY USD 10,678 09/16/2026 $ (151)
JPY 16,647,000 TORONTO DOMINION BANK USD 105,359 09/16/2026 (444)
USD 116,893 BANK OF MONTREAL, THE NOK 1,133,000 09/16/2026 (2,491)
USD 72,163 BANK OF MONTREAL, THE SEK 688,000 09/16/2026 (124)
Total unrealized depreciation $ (3,210)
Net unrealized appreciation $ 8,660
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Australia 2.9%
Austria 0.1
Belgium 0.2
Brazil 0.1
Canada 1.9
Chile 0.0
†
China 0.1
Denmark 0.4
Finland 0.2
France 2.8
Germany 1.0
Hong Kong 0.2
Ireland 0.1
Italy 0.8
Japan 6.1
Luxembourg 0.1
Netherlands 2.2
New Zealand 0.0
†
Norway 0.2
Poland 0.0
†
Portugal 0.1
Singapore 0.3
South Africa 0.1
South Korea 0.0
†
Spain 1.8
Sweden 0.7
Switzerland 1.4
United Kingdom 3.7
United States 71.1
Other
1
1.4
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.6%
Rights –
Securities Lending Reinvestments 0.0
Others
(1)
0.4
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.4%
Aerospace & Defense -
0.9%
Axon Enterprise, Inc.* $ 616 $ 325,100
Carpenter Technology Corp. 440 228,651
FTAI Aviation Ltd.(a) 880 181,280
Rocket Lab Corp.* 3,355 217,907
952,938
Automobiles -
1.7%
Rivian Automotive, Inc., Class A* 1,568 23,865
Tesla, Inc.* 6,105 1,899,937
1,923,802
Banks -
3.5%
Bank of America Corp. 9,185 569,011
Citigroup, Inc. 6,765 896,024
Fifth Third Bancorp 495 27,968
JPMorgan Chase & Co. 6,985 2,457,253
3,950,256
Beverages -
0.6%
Keurig Dr Pepper, Inc. 10,505 326,916
PepsiCo, Inc. 2,090 291,680
618,596
Biotechnology -
1.1%
AbbVie, Inc. 110 27,603
Amgen, Inc. 2,915 1,122,742
Gilead Sciences, Inc. 952 123,960
1,274,305
Broadline Retail -
4.7%
Amazon.com, Inc.* 17,765 4,824,619
eBay, Inc. 3,740 426,397
5,251,016
Building Products -
1.1%
Carrier Global Corp. 385 23,797
Johnson Controls International plc 4,565 669,503
Trane Technologies plc 1,265 575,511
1,268,811
Capital Markets -
3.9%
Bank of New York Mellon Corp. (The) 5,775 902,806
BlackRock, Inc. 415 452,512
Goldman Sachs Group, Inc. (The) 1,210 1,232,240
Moody's Corp. 825 394,663
Morgan Stanley 2,750 578,655
MSCI, Inc., Class A 495 283,259
S&P Global, Inc. 275 113,281
State Street Corp. 2,310 425,409
4,382,825
Chemicals -
1.4%
DuPont de Nemours, Inc. 1,137 155,769
Investments Shares Value
Chemicals
(continued)
Ecolab, Inc. $ 2,145 $ 595,516
LyondellBasell Industries NV, Class A 1,870 116,090
Sherwin-Williams Co. (The) 1,925 656,136
1,523,511
Commercial Services & Supplies -
1.0%
Cintas Corp. 2,970 607,751
Republic Services, Inc., Class A 275 57,901
Waste Management, Inc. 2,200 498,410
1,164,062
Communications Equipment -
1.5%
Ciena Corp.* 55 20,738
Cisco Systems, Inc. 13,805 1,601,242
1,621,980
Construction & Engineering -
0.5%
Quanta Services, Inc. 825 550,572
Consumer Finance -
0.0%(b)
American Express Co. 110 36,988
Consumer Staples Distribution & Retail -
2.3%
Kroger Co. (The) 5,225 301,692
Sysco Corp. 3,960 337,550
Target Corp. 3,740 540,393
Walmart, Inc. 12,760 1,418,912
2,598,547
Diversified Telecommunication Services -
1.2%
AST SpaceMobile, Inc., Class A*(a) 385 22,707
Comcast Corp., Class A 29,205 699,752
Verizon Communications, Inc. 13,805 646,212
1,368,671
Electric Utilities -
1.0%
Edison International 3,246 238,159
Eversource Energy 3,080 220,497
NextEra Energy, Inc. 4,455 387,229
PG&E Corp. 18,040 313,535
1,159,420
Electrical Equipment -
1.2%
Emerson Electric Co. 4,510 675,688
GE Vernova, Inc. 288 285,204
Hubbell, Inc., Class B 440 207,922
nVent Electric plc 1,375 211,516
1,380,330
Electronic Equipment, Instruments & Components -
0.3%
Jabil, Inc. 880 277,244
Keysight Technologies, Inc.* 55 17,549
294,793

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Energy Equipment & Services -
0.9%
Baker Hughes Co., Class A $ 6,985 $ 422,523
Halliburton Co. 5,720 184,470
SLB Ltd. 6,875 340,931
947,924
Entertainment -
0.6%
Electronic Arts, Inc. 1,265 265,473
Netflix, Inc.* 990 70,993
TKO Group Holdings, Inc., Class A(a) 392 71,269
Walt Disney Co. (The) 1,045 100,519
Warner Bros Discovery, Inc.* 5,995 157,668
665,922
Financial Services -
4.1%
Berkshire Hathaway, Inc., Class B* 825 422,021
Fiserv, Inc.* 4,062 219,104
Global Payments, Inc. 1,980 166,478
Mastercard, Inc., Class A 2,695 1,544,505
PayPal Holdings, Inc. 7,315 418,491
Visa, Inc., Class A 5,060 1,852,618
4,623,217
Food Products -
0.5%
Mondelez International, Inc., Class A 9,570 596,307
Ground Transportation -
1.6%
CSX Corp. 13,585 684,684
Norfolk Southern Corp. 1,815 608,896
Union Pacific Corp. 1,540 449,880
1,743,460
Health Care Equipment & Supplies -
1.7%
Abbott Laboratories 8,415 889,465
Becton Dickinson & Co. 1,155 191,291
Medtronic plc 9,405 803,093
Stryker Corp. 168 54,718
1,938,567
Health Care Providers & Services -
2.1%
Cigna Group (The) 2,200 613,910
CVS Health Corp. 10,395 1,085,550
Elevance Health, Inc. 1,815 682,149
2,381,609
Health Care REITs -
0.3%
Ventas, Inc., REIT(a) 2,970 277,725
Hotels, Restaurants & Leisure -
1.9%
Airbnb, Inc., Class A* 3,520 533,350
Booking Holdings, Inc. 5,005 965,465
Expedia Group, Inc. 990 291,793
Las Vegas Sands Corp. 2,915 142,514
Restaurant Brands International, Inc. 2,475 183,199
2,116,321
Investments Shares Value
Household Durables -
0.2%
PulteGroup, Inc. $ 1,320 $ 166,940
Household Products -
0.8%
Church & Dwight Co., Inc. 1,980 195,644
Clorox Co. (The)(a) 990 94,575
Colgate-Palmolive Co. 6,325 577,472
867,691
Industrial REITs -
0.9%
Prologis, Inc., REIT 6,600 954,426
Insurance -
0.9%
Hartford Insurance Group, Inc. (The) 2,310 327,812
MetLife, Inc. 4,675 449,408
Travelers Cos., Inc. (The) 385 144,129
Unum Group 1,375 118,401
1,039,750
Interactive Media & Services -
8.1%
Alphabet, Inc., Class A 10,670 3,799,907
Alphabet, Inc., Class C 9,185 3,275,830
Meta Platforms, Inc., Class A 3,575 1,990,239
9,065,976
IT Services -
1.0%
Cognizant Technology Solutions
Corp., Class A 4,030 223,060
GoDaddy, Inc., Class A* 1,232 101,936
International Business Machines
Corp. 3,685 824,150
1,149,146
Life Sciences Tools & Services -
0.2%
Illumina, Inc.* 1,320 270,732
Machinery -
1.4%
Caterpillar, Inc. 1,155 941,105
CNH Industrial NV 7,095 72,724
Cummins, Inc. 275 174,405
Ingersoll Rand, Inc. 3,190 265,982
Xylem, Inc. 1,176 137,557
1,591,773
Metals & Mining -
0.4%
Agnico Eagle Mines Ltd. 1,100 159,797
Anglogold Ashanti plc 1,430 113,428
Freeport-McMoRan, Inc. 605 37,891
Newmont Corp. 1,320 123,697
434,813
Multi-Utilities -
0.5%
Consolidated Edison, Inc. 3,025 329,271
Public Service Enterprise Group, Inc. 3,080 236,175
Sempra 275 24,351
589,797
Oil, Gas & Consumable Fuels -
2.7%
ConocoPhillips 7,095 854,806

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Devon Energy Corp. $ 9,185 $ 414,519
ExxonMobil Holdings Corp.* 770 119,689
Occidental Petroleum Corp. 6,050 345,273
ONEOK, Inc. 5,060 459,499
Phillips 66 168 35,562
Valero Energy Corp. 2,530 791,637
3,020,985
Personal Care Products -
0.1%
Estee Lauder Cos., Inc. (The), Class
A 1,925 161,508
Pharmaceuticals -
4.0%
Bristol-Myers Squibb Co. 3,465 226,299
Eli Lilly & Co. 550 631,862
Johnson & Johnson 6,985 1,790,605
Merck & Co., Inc. 8,800 1,145,760
Pfizer, Inc. 26,840 671,268
4,465,794
Professional Services -
1.2%
Automatic Data Processing, Inc. 3,300 879,318
Broadridge Financial Solutions, Inc. 935 143,943
Mobility Global, Inc.* 275 5,604
Paychex, Inc. 440 51,410
Paycom Software, Inc. 275 45,089
Verisk Analytics, Inc., Class A 1,155 225,052
1,350,416
Real Estate Management & Development -
0.0%(b)
Zillow Group, Inc., Class C* 1,485 50,579
Residential REITs -
0.2%
AvalonBay Communities, Inc., REIT 1,210 224,588
Semiconductors & Semiconductor Equipment -
15.4%
Advanced Micro Devices, Inc.* 2,145 1,021,342
Applied Materials, Inc. 1,155 586,359
Broadcom, Inc. 6,380 2,483,606
First Solar, Inc.* 825 174,100
GLOBALFOUNDRIES, Inc. 825 41,242
Intel Corp.* 12,265 1,106,303
KLA Corp. 550 100,551
Lam Research Corp. 1,815 531,831
Microchip Technology, Inc. 275 20,430
Micron Technology, Inc. 2,012 1,655,936
NVIDIA Corp. 42,460 8,523,845
NXP Semiconductors NV 1,870 428,529
QUALCOMM, Inc. 3,575 527,706
17,201,780
Software -
8.7%
Adobe, Inc.* 2,365 592,220
Autodesk, Inc.* 1,760 412,192
Cadence Design Systems, Inc.* 2,240 761,645
Fortinet, Inc.* 5,170 837,281
Investments Shares Value
Software
(continued)
Microsoft Corp. $ 13,200 $ 6,134,304
Oracle Corp. 825 107,143
Salesforce, Inc. 2,420 445,328
ServiceNow, Inc.* 3,630 403,765
9,693,878
Specialized REITs -
0.7%
Equinix, Inc., REIT 809 824,598
Specialty Retail -
0.9%
Best Buy Co., Inc. 1,595 137,585
Home Depot, Inc. (The) 660 219,094
Lowe's Cos., Inc. 715 148,584
Tractor Supply Co. 4,180 128,619
Ulta Beauty, Inc.* 385 197,439
Williams-Sonoma, Inc. 990 226,373
1,057,694
Technology Hardware, Storage & Peripherals -
9.0%
Apple, Inc. 26,565 8,206,194
Dell Technologies, Inc., Class C 2,520 1,021,532
Hewlett Packard Enterprise Co. 10,890 521,631
HP, Inc. 7,480 203,980
NetApp, Inc. 220 39,270
Seagate Technology Holdings plc 55 47,087
10,039,694
Textiles, Apparel & Luxury Goods -
0.3%
Amer Sports, Inc.*(a) 1,210 42,967
Lululemon Athletica, Inc.* 935 111,144
Ralph Lauren Corp., Class A 336 127,794
281,905
Trading Companies & Distributors -
0.0%(b)
QXO, Inc.* 1,430 19,019
Water Utilities -
0.2%
American Water Works Co., Inc.(a) 1,595 214,001
Total Common Stocks
(Cost $93,834,739) 111,349,958
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0.0%(b)(c)
INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund
3.67%, 8/3/2026 272 272
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 272 272
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 272 272

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 $ 272 $ 272
Total Investment Companies
(Cost $1,088) 1,088
REPURCHASE AGREEMENTS - 0.0%(b)
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$6,645, collateralized by various
U.S. Treasury Securities, ranging
from 0.00% - 4.88%, maturing
8/15/2026 - 2/15/2056; total
market value $6,735
(Cost $6,645) $6,645 6,645
Total Securities Lending Reinvestments
(Cost $7,733) 7,733
SHORT-TERM INVESTMENTS - 0.1%(d)
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
3.66%, 10/15/2026
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS (continued)
(Cost $41,685) $ 42,000 $ 41,686
Total Investments - 99.5%
(Cost $93,884,157) 111,399,377
Other assets less liabilities - 0.5% 582,119
NET ASSETS - 100.0% $111,981,496
* Non-income producing security.
(a) The security or a portion of this security is on loan at
July 31, 2026. The total value of securities on loan at
July 31, 2026 was $811,884, collateralized in the form
of cash with a value of $7,733 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $2,585 of
collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.50%, and maturity dates ranging from November 30,
2026 – December 07, 2055 and $817,491 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.12%, and maturity
dates ranging from August 13, 2026 – May 15, 2056; a
total value of $827,809.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $7,733.
(d) The rate shown was the current yield as of July 31,
2026.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares® ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 Micro E-Mini Index 16 09/18/2026 USD $ 601,540 $ 390
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.4%
Securities Lending Reinvestments 0.0
†
Short-Term Investments 0.1
†
Others
(1)
0.5
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.2%
Air Freight & Logistics -
0.6%
Deutsche Post AG $ 7,546 $ 501,475
Automobile Components -
0.6%
Bridgestone Corp. 18,500 460,685
Automobiles -
0.7%
Dr Ing hc F Porsche AG (Preference)
(a) 980 47,853
Mercedes-Benz Group AG 4,900 263,449
Nissan Motor Co. Ltd.*(b) 34,300 72,424
Toyota Motor Corp. 7,900 152,170
535,896
Banks -
17.1%
ABN AMRO Bank NV, CVA(a) 7,203 323,209
Banco Bilbao Vizcaya Argentaria SA 43,169 1,201,968
Banco Santander SA 57,379 813,202
Bank of Montreal(b) 931 166,888
Barclays plc 56,105 384,085
BNP Paribas SA 2,107 265,839
Canadian Imperial Bank of
Commerce 7,987 945,334
Commonwealth Bank of Australia 8,869 1,105,860
Danske Bank A/S 7,791 447,547
DBS Group Holdings Ltd. 1,100 63,423
HSBC Holdings plc 37,338 791,902
ING Groep NV 17,934 628,098
Intesa Sanpaolo SpA 126,077 948,534
KBC Group NV 3,675 527,054
Lloyds Banking Group plc 64,190 99,082
Mediobanca Banca di Credito
Finanziario SpA 1,519 48,795
Mitsubishi UFJ Financial Group, Inc. 46,400 1,040,631
Mizuho Financial Group, Inc. 4,100 210,298
National Australia Bank Ltd. 2,891 83,920
National Bank of Canada 1,666 269,284
NatWest Group plc 49,980 474,725
Royal Bank of Canada 7,497 1,568,019
Standard Chartered plc 11,711 344,830
Svenska Handelsbanken AB, Class
A(b) 23,128 353,102
UniCredit SpA 686 64,413
Westpac Banking Corp. 13,377 355,801
13,525,843
Beverages -
1.2%
Asahi Group Holdings Ltd. 24,500 256,425
Carlsberg A/S, Class B 784 115,390
Diageo plc 22,491 494,718
Heineken NV 1,323 119,552
986,085
Investments Shares Value
Biotechnology -
0.4%
CSL Ltd. $ 1,666 $ 143,994
Swedish Orphan Biovitrum AB* 3,038 149,862
293,856
Broadline Retail -
1.1%
Dollarama, Inc. 2,646 360,200
Next plc 1,862 371,984
Rakuten Group, Inc.* 24,500 128,266
860,450
Building Products -
1.1%
Cie de Saint-Gobain SA 6,811 636,943
Kingspan Group plc(b) 2,401 221,688
858,631
Capital Markets -
4.3%
3i Group plc 13,132 506,137
Amundi SA(a) 1,029 111,702
Brookfield Asset Management Ltd.,
Class A 3,087 149,217
Daiwa Securities Group, Inc.(b) 21,200 240,593
Deutsche Boerse AG 931 280,966
EQT AB(b) 7,742 262,692
Hong Kong Exchanges & Clearing
Ltd. 13,100 682,598
IGM Financial, Inc.(b) 1,372 85,243
London Stock Exchange Group plc 147 16,613
Macquarie Group Ltd. 2,597 461,637
Nomura Holdings, Inc. 47,200 450,583
SBI Holdings, Inc. 4,900 93,492
Schroders plc 11,466 90,808
3,432,281
Chemicals -
3.0%
Akzo Nobel NV(b) 2,695 188,276
Asahi Kasei Corp. 16,000 173,088
Givaudan SA (Registered) 147 586,874
Nippon Paint Holdings Co. Ltd. 7,500 56,995
Nitto Denko Corp. 10,800 225,530
Novonesis Novozymes B, Class B 5,537 359,659
Shin-Etsu Chemical Co. Ltd. 400 14,571
Sika AG (Registered) 2,450 550,686
Symrise AG, Class A 2,107 215,997
Toray Industries, Inc. 2,600 18,909
2,390,585
Commercial Services & Supplies -
1.0%
Brambles Ltd. 17,395 239,338
Rentokil Initial plc 40,474 187,805
Secom Co. Ltd. 6,300 272,298
TOPPAN Holdings, Inc. 3,800 108,040
807,481
Communications Equipment -
0.6%
Nokia OYJ 48,167 441,021

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering -
0.2%
WSP Global, Inc. $ 1,127 $ 137,592
Consumer Staples Distribution & Retail -
2.0%
Carrefour SA 9,359 171,588
Jeronimo Martins SGPS SA 4,312 86,126
Loblaw Cos. Ltd. 2,842 133,323
Tesco plc 100,744 663,646
Woolworths Group Ltd. 18,620 520,102
1,574,785
Diversified REITs -
0.2%
CapitaLand Integrated Commercial
Trust, REIT 83,300 161,565
Diversified Telecommunication Services -
1.3%
Deutsche Telekom AG (Registered) 16,317 502,379
Singapore Telecommunications Ltd. 19,600 67,786
Swisscom AG (Registered) 418 321,360
Telefonica SA 19,502 80,418
TELUS Corp. 7,840 74,776
1,046,719
Electric Utilities -
2.0%
EDP SA 50,127 257,801
Enel SpA 39,249 442,503
Iberdrola SA 27,089 643,604
Terna - Rete Elettrica Nazionale 22,687 260,294
1,604,202
Electrical Equipment -
3.8%
Legrand SA 3,430 518,555
Mitsubishi Electric Corp. 4,100 152,232
Schneider Electric SE 3,528 1,175,527
Siemens Energy AG 4,165 706,539
Vestas Wind Systems A/S 16,121 433,128
2,985,981
Electronic Equipment, Instruments & Components -
1.6%
Celestica, Inc.* 1,372 453,669
Murata Manufacturing Co. Ltd. 8,100 377,262
TDK Corp. 21,800 411,835
1,242,766
Energy Equipment & Services -
0.2%
TechnipFMC plc 196 14,045
Tenaris SA 5,831 167,319
181,364
Financial Services -
0.1%
Mitsubishi HC Capital, Inc. 12,800 118,414
Food Products -
1.1%
Nestle SA (Registered) 8,673 868,426
Gas Utilities -
0.0%(c)
Hong Kong & China Gas Co. Ltd.(b) 20,000 17,930
Investments Shares Value
Ground Transportation -
1.6%
Canadian National Railway Co. $ 6,615 $ 840,520
Central Japan Railway Co. 9,800 245,454
East Japan Railway Co. 4,900 113,125
MTR Corp. Ltd.(b) 24,500 103,479
1,302,578
Health Care Equipment & Supplies -
1.0%
Koninklijke Philips NV 12,054 315,375
Olympus Corp. 6,700 76,584
Siemens Healthineers AG(a) 5,292 224,430
Sonova Holding AG (Registered) 784 213,188
829,577
Hotels, Restaurants & Leisure -
1.3%
Amadeus IT Group SA 7,154 439,043
Aristocrat Leisure Ltd. 3,234 145,574
Galaxy Entertainment Group Ltd. 19,000 82,866
Oriental Land Co. Ltd.(b) 14,700 292,384
Sands China Ltd. 39,200 73,585
1,033,452
Household Durables -
1.2%
Panasonic Holdings Corp. 6,500 174,885
Sekisui House Ltd.(b) 6,300 138,008
Sony Group Corp. 25,900 616,004
928,897
Household Products -
0.6%
Reckitt Benckiser Group plc 6,517 459,561
Independent Power and Renewable Electricity Producers
-
0.3%
EDP Renewables SA(b) 4,992 77,251
Orsted A/S*(a) 8,281 184,822
262,073
Industrial Conglomerates -
3.0%
Hitachi Ltd. 31,700 1,048,604
Siemens AG (Registered) 3,969 1,290,730
2,339,334
Industrial REITs -
0.3%
Segro plc, REIT 20,041 260,262
Insurance -
7.3%
Aegon Ltd. 7,938 75,238
AIA Group Ltd. 32,000 323,403
Allianz SE (Registered) 1,715 853,406
ASR Nederland NV 2,548 207,792
Aviva plc 48,216 449,924
AXA SA 5,047 260,959
Japan Post Holdings Co. Ltd. 15,900 237,863
Manulife Financial Corp. 20,139 893,791
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 392 235,520
QBE Insurance Group Ltd. 18,473 320,860

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Sompo Holdings, Inc. $ 12,500 $ 558,408
Swiss Re AG 1,274 212,347
Tokio Marine Holdings, Inc. 3,400 173,262
Zurich Insurance Group AG 1,246 948,380
5,751,153
Interactive Media & Services -
0.2%
LY Corp. 44,100 123,749
IT Services -
1.7%
Capgemini SE 2,401 283,153
CGI, Inc.(b) 3,038 222,212
Fujitsu Ltd. 28,000 643,442
Nomura Research Institute Ltd. 6,000 176,580
1,325,387
Leisure Products -
0.2%
Shimano, Inc.(b) 1,100 139,033
Machinery -
1.8%
Atlas Copco AB, Class A 12,250 258,226
Daifuku Co. Ltd. 1,800 67,636
Daimler Truck Holding AG 833 46,905
Epiroc AB, Class A 6,468 165,497
GEA Group AG 2,303 163,355
Komatsu Ltd. 3,400 149,346
Kone OYJ, Class B 1,764 101,682
Kubota Corp. 13,600 234,503
Makita Corp. 400 13,021
SKF AB, Class B(b) 5,439 146,978
Weir Group plc (The) 1,372 48,670
1,395,819
Media -
0.4%
Publicis Groupe SA 2,744 292,411
Metals & Mining -
3.2%
Anglo American plc 9,310 467,705
Antofagasta plc 735 36,153
BHP Group Ltd.(b) 3,479 147,366
Evolution Mining Ltd.(b) 32,683 258,702
Fortescue Ltd.(b) 5,537 71,984
Fresnillo plc 3,430 114,244
Kinross Gold Corp. 19,257 443,658
Lundin Gold, Inc. 1,127 63,056
Northern Star Resources Ltd. 21,364 298,600
Rio Tinto Ltd.(b) 294 35,221
Wheaton Precious Metals Corp. 5,341 580,529
2,517,218
Multi-Utilities -
0.4%
National Grid plc 17,591 281,710
Oil, Gas & Consumable Fuels -
5.3%
Enbridge, Inc. 16,807 913,881
ENEOS Holdings, Inc. 35,900 299,308
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Imperial Oil Ltd.(b) $ 1,078 $ 139,663
Pembina Pipeline Corp. 9,310 454,865
Repsol SA 17,934 544,324
Shell plc 27,146 1,236,051
TC Energy Corp. 392 26,378
TotalEnergies SE 6,664 585,933
4,200,403
Personal Care Products -
1.3%
Kao Corp.(b) 14,600 299,656
L'Oreal SA 1,617 719,897
1,019,553
Pharmaceuticals -
7.6%
Astellas Pharma, Inc. 24,500 338,822
AstraZeneca plc 6,223 1,057,880
Daiichi Sankyo Co. Ltd. 9,800 158,025
GSK plc 12,838 333,700
Novartis AG (Registered) 7,742 1,211,467
Novo Nordisk A/S, Class B 12,593 594,105
Roche Holding AG 392 171,326
Sanofi SA 7,644 654,949
Takeda Pharmaceutical Co. Ltd. 15,900 550,521
Teva Pharmaceutical Industries Ltd.* 13,426 476,595
UCB SA 1,960 502,657
6,050,047
Professional Services -
2.5%
Recruit Holdings Co. Ltd. 13,500 1,064,061
RELX plc 23,275 816,573
Wolters Kluwer NV 1,421 110,979
1,991,613
Real Estate Management & Development -
0.6%
CapitaLand Investment Ltd. 9,800 20,305
CK Asset Holdings Ltd. 9,000 54,907
Mitsubishi Estate Co. Ltd. 16,600 405,865
481,077
Retail REITs -
0.6%
Scentre Group, REIT 74,382 204,789
Unibail-Rodamco-Westfield, REIT 1,960 237,460
442,249
Semiconductors & Semiconductor Equipment -
4.5%
Advantest Corp. 5,200 1,061,391
ASML Holding NV 1,404 2,316,767
Tokyo Electron Ltd. 500 174,282
3,552,440
Software -
1.3%
SAP SE 5,096 924,510
Xero Ltd.* 1,911 93,953
1,018,463
Specialty Retail -
1.1%
Fast Retailing Co. Ltd.(b) 500 245,533

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
Industria de Diseno Textil SA $ 9,800 $ 636,383
881,916
Textiles, Apparel & Luxury Goods -
1.5%
Asics Corp. 4,900 146,300
Cie Financiere Richemont SA
(Registered) 1,029 242,798
Hermes International SCA 67 118,058
Kering SA 980 320,447
LVMH Moet Hennessy Louis Vuitton
SE 637 348,238
1,175,841
Trading Companies & Distributors -
1.3%
Bunzl plc 5,096 192,160
Ferguson Enterprises, Inc. 147 34,446
ITOCHU Corp. 62,400 789,283
1,015,889
Transportation Infrastructure -
1.0%
Aena SME SA(a) 6,370 195,538
Getlink SE(b) 4,704 100,017
Transurban Group 44,198 459,739
755,294
Water Utilities -
0.3%
Severn Trent plc 4,361 177,121
United Utilities Group plc 5,341 99,405
276,526
Wireless Telecommunication Services -
1.6%
SoftBank Corp. 455,700 639,368
SoftBank Group Corp. 6,600 218,031
Vodafone Group plc 275,331 436,666
1,294,065
Total Common Stocks
(Cost $59,315,871) 78,431,623
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0.1%(d)
INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund
3.67%, 8/3/2026 800 800
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 800 800
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 800 800
Investments
Principal
Amount Value
INVESTMENT COMPANIES (continued)
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 $ 800 $ 800
Total Investment Companies
(Cost $3,200) 3,200
REPURCHASE AGREEMENTS - 0.1%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$68,598, collateralized by various
Common Stocks; total market
value $10,757 68,598 68,598
National Bank of Canada Financial Inc.
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$10,000, collateralized by various
U.S. Treasury Securities, ranging
from 0.00% - 4.88%, maturing
8/15/2026 - 2/15/2056; total
market value $69,530 10,000 10,000
Total Repurchase Agreements
(Cost $78,598) 78,598
Total Securities Lending Reinvestments
(Cost $81,798) 81,798
Total Investments - 99.3%
(Cost $59,397,669) 78,513,421
Other assets less liabilities - 0.7% 591,426
NET ASSETS - 100.0% $79,104,847
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July
31, 2026 was $3,079,168, collateralized in the form of
cash with a value of $81,799 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $1,554,626
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.50%, and maturity dates ranging from September 14,
2026 – November 2, 2086 and $1,698,232 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from August 06, 2026 – May 15, 2056; a
total value of $3,334,657.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $81,798.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Abbreviations
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
Futures Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI EAFE Index 4 09/18/2026 USD $ 636,460 $ 9,760
Forward Foreign Currency Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of July 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
JPY 15,607,000 BANK OF MONTREAL USD 97,692 09/16/2026 $ 669
USD 14,287 MORGAN STANLEY & CO. INCORPORATED AUD 20,070 09/16/2026 203
USD 84,875 JPMORGAN BANK CHF 65,857 09/16/2026 3,081
USD 18,260 JPMORGAN BANK EUR 15,606 09/16/2026 273
USD 63,892 BNP PARIBAS HKD 499,000 09/16/2026 159
USD 305,047 TORONTO DOMINION BANK JPY 48,198,090 09/16/2026 1,285
USD 27,764 TORONTO DOMINION BANK NOK 257,473 09/16/2026 634
USD 21,396 BANK OF MONTREAL NZD 36,099 09/16/2026 154
USD 16,564 MORGAN STANLEY & CO. INCORPORATED SEK 152,201 09/16/2026 573
USD 18,928 MORGAN STANLEY & CO. INCORPORATED SGD 24,000 09/16/2026 175
Total unrealized appreciation $ 7,206
CAD 36,291 BANK OF MONTREAL USD 26,356 09/16/2026 $ (437)
CAD 122,000 TORONTO DOMINION BANK USD 88,966 09/16/2026 (1,833)
HKD 68,972 BANK OF MONTREAL USD 8,835 09/16/2026 (25)
JPY 17,162,000 CITIGROUP GLOBAL MARKETS INC USD 108,728 09/16/2026 (566)
USD 67,533 BANK OF MONTREAL CAD 95,000 09/16/2026 (317)
USD 8,078 MORGAN STANLEY & CO. INCORPORATED GBP 6,011 09/16/2026 (11)
Total unrealized depreciation $ (3,189)
Net unrealized appreciation $ 4,017
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
Abbreviations: (continued)
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

FlexShares® ESG & Climate Developed Markets ex-US Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Australia 6.1%
Belgium 1.3
Canada 11.3
Denmark 2.7
Finland 0.7
France 8.6
Germany 7.9
Hong Kong 1.7
Ireland 0.3
Israel 0.6
Italy 2.5
Japan 21.1
Netherlands 5.4
New Zealand 0.1
Portugal 0.5
Singapore 0.4
Spain 5.8
Sweden 1.7
Switzerland 6.7
United Kingdom 13.8
Other
1
0.8
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.2%
Securities Lending Reinvestments 0.1
Others
(1)
0.7
100.0%
(1) Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .5%
Building Products -
0 .6%
Simpson Manufacturing Co., Inc. $ 149,634 $ 28,092,287
UFP Industries, Inc.(a) 191,199 16,584,602
44,676,889
Chemicals -
17 .2%
Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A 2,493,900 19,167,498
CF Industries Holdings, Inc. 1,025,270 128,353,551
Corteva, Inc. 4,533,356 356,820,451
ICL Group Ltd. 7,913,976 40,446,655
K+S AG (Registered) 1,815,005 30,404,978
Mosaic Co. (The)(a) 2,211,258 48,913,027
Nutrien Ltd. 4,538,898 313,065,382
PhosAgro PJSC*‡ 308,581 —
PI Industries Ltd. 1,025,270 29,562,677
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 16,071,800 65,072,741
SABIC Agri-Nutrients Co. 2,316,556 75,810,074
UPL Ltd. 5,852,352 37,065,203
Yara International ASA 1,673,684 78,829,489
Yunnan Yuntianhua Co. Ltd., Class A 5,542,000 24,533,281
1,248,045,007
Commercial Services & Supplies -
0 .1%
Chengdu Xingrong Environment Co.
Ltd., Class A 4,156,500 4,533,770
Containers & Packaging -
0 .2%
Klabin SA 4,710,700 16,921,117
Food Products -
11 .8%
Archer-Daniels-Midland Co. 2,948,344 233,715,229
Bakkafrost P/F 534,803 25,521,587
Bunge Global SA(a) 856,239 90,958,269
Cal-Maine Foods, Inc.(a) 279,871 24,567,076
Charoen Pokphand Foods PCL,
NVDR 29,095,500 19,604,664
Charoen Pokphand Indonesia Tbk.
PT 92,828,500 16,972,644
Golden Agri-Resources Ltd. 59,299,400 13,164,301
Heilongjiang Agriculture Co. Ltd.,
Class A 4,983,734 9,121,698
Mowi ASA 4,563,837 97,491,974
Muyuan Foods Group Co. Ltd., Class
A 17,176,125 99,937,706
New Hope Liuhe Co. Ltd., Class A 14,128,047 14,656,628
PPB Group Bhd. 6,927,500 15,918,078
QL Resources Bhd. 16,348,900 16,002,839
Salmar ASA 778,651 42,322,451
Tyson Foods, Inc., Class A 1,961,868 113,709,869
United Plantations Bhd. 2,612,800 21,559,676
855,224,689
Investments Shares Value
Industrial Conglomerates -
1 .2%
Industries Qatar QSC $ 29,946,197 $ 86,688,524
Metals & Mining -
27 .5%
Agnico Eagle Mines Ltd. 853,468 123,817,805
Alcoa Corp.(a) 324,207 14,673,609
Anglo American plc 1,557,302 78,233,943
Antofagasta plc 540,345 26,578,037
Barrick Mining Corp. 2,712,809 99,493,191
BHP Group Ltd.(a) 7,880,724 333,817,448
Coeur Mining, Inc. 1,443,691 21,525,433
Evolution Mining Ltd.(a) 3,194,963 25,289,680
First Quantum Minerals Ltd.* 1,083,461 30,012,684
Fortescue Ltd.(a) 2,632,450 34,223,162
Franco-Nevada Corp. 310,352 65,979,528
Freeport-McMoRan, Inc. 1,790,066 112,111,834
Glencore plc 13,730,305 100,333,140
GMK Norilskiy Nickel PAO*‡ 4,615,800 —
GMK Norilskiy Nickel PAO, ADR*‡ 1,231,473 —
Gold Fields Ltd. 1,474,172 47,900,292
Grupo Mexico SAB de CV, Series B 4,987,800 59,714,232
Kinross Gold Corp. 2,111,502 48,646,501
Lundin Mining Corp.(a) 1,116,713 27,630,259
Newmont Corp. 1,432,607 134,249,602
Northern Star Resources Ltd. 2,011,746 28,117,701
Pan American Silver Corp. 734,315 31,595,148
Rio Tinto plc 1,695,852 163,724,513
Royal Gold, Inc. 110,840 21,985,114
Saudi Arabian Mining Co.* 2,175,235 32,783,464
Southern Copper Corp.(a) 133,008 24,301,892
Teck Resources Ltd., Class B 739,857 44,491,098
Vale SA 5,819,100 87,366,961
Valterra Platinum Ltd. 468,299 35,077,615
Wheaton Precious Metals Corp. 795,277 86,441,057
Zijin Mining Group Co. Ltd., Class A 9,975,600 48,713,388
1,988,828,331
Oil, Gas & Consumable Fuels -
31 .4%
BP plc 16,379,381 121,785,100
Cameco Corp. 667,811 57,591,171
Canadian Natural Resources Ltd. 2,219,571 105,658,446
Cenovus Energy, Inc. 1,427,065 42,999,635
Chevron Corp. 1,368,874 269,435,469
ConocoPhillips 897,804 108,167,426
Devon Energy Corp. 803,590 36,266,017
Diamondback Energy, Inc. 135,779 27,556,348
Eni SpA 1,981,265 54,663,476
EOG Resources, Inc. 387,940 57,682,799
EQT Corp. 490,467 26,136,986
Equinor ASA 834,071 33,981,257
Expand Energy Corp. 188,428 17,717,885
ExxonMobil Holdings Corp. 2,366,434 367,838,501
Gazprom PJSC*‡ 15,937,700 —
Imperial Oil Ltd.(a) 157,947 20,463,248
Inpex Corp. 965,600 21,995,486

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
LUKOIL PJSC*‡ $ 214,305 $ —
LUKOIL PJSC, ADR*‡ 269,035 —
Novatek PJSC*‡ 1,237,715 —
Occidental Petroleum Corp. 548,658 31,311,912
ORLEN SA 640,101 25,314,033
Ovintiv, Inc. 199,512 12,461,519
Permian Resources Corp., Class A 562,513 11,987,152
PetroChina Co. Ltd., Class H 23,618,000 29,938,140
Petroleo Brasileiro SA - Petrobras
(Preference) 5,264,900 44,994,628
Repsol SA 1,183,217 35,912,421
Rosneft Oil Co. PJSC*‡ 2,926,433 —
Santos Ltd. 3,460,979 19,057,618
Saudi Arabian Oil Co.(b) 6,575,583 46,364,382
Shell plc 5,985,360 272,534,098
Suncor Energy, Inc. 1,291,286 86,653,359
Tatneft PJSC*‡ 2,021,036 —
Texas Pacific Land Corp.(a) 44,336 17,848,787
TotalEnergies SE 2,288,846 201,246,856
Tourmaline Oil Corp.(a) 401,795 17,731,852
Woodside Energy Group Ltd.(a) 2,119,815 49,057,675
2,272,353,682
Paper & Forest Products -
3 .1%
Holmen AB, Class B 349,146 11,821,191
Mondi plc(a) 2,136,441 25,651,780
Oji Holdings Corp.(a) 4,156,500 22,966,800
Shandong Sun Paper Industry JSC
Ltd., Class A 4,156,500 8,968,980
Stella-Jones, Inc. 218,909 12,068,590
Suzano SA 3,325,200 28,352,212
Svenska Cellulosa AB SCA, Class
B(a) 2,344,266 26,600,293
UPM-Kymmene OYJ 2,496,671 67,562,254
West Fraser Timber Co. Ltd.(a) 260,474 16,855,565
Zhongfu Straits Pingtan Development
Co. Ltd., Class A* 3,048,100 2,633,611
223,481,276
Specialized REITs -
1 .2%
Rayonier, Inc., REIT(a) 1,066,835 23,235,667
Weyerhaeuser Co., REIT 2,477,274 62,006,168
85,241,835
Water Utilities -
5 .2%
Aguas Andinas SA, Class A 12,865,753 4,704,406
American Water Works Co., Inc.(a) 656,727 88,113,062
Beijing Enterprises Water Group Ltd.
(a) 22,168,000 6,530,310
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 11,361,100 61,941,380
Cia de Saneamento de Minas Gerais
Copasa MG 831,300 10,499,546
Cia de Saneamento do Parana
Sanepar 1,108,400 7,903,975
Investments Shares Value
Water Utilities
(continued)
Emirates Central Cooling Systems
Corp. $ 9,379,835 $ 4,035,107
Essential Utilities, Inc. 992,018 39,531,917
Grandblue Environment Co. Ltd.,
Class A 1,104,370 5,067,216
Guangdong Investment Ltd. 12,558,000 13,564,357
Maynilad Water Services, Inc. 9,975,600 3,063,399
Pennon Group plc(a) 2,161,380 13,467,175
Severn Trent plc 1,235,866 50,194,370
United Utilities Group plc 3,519,170 65,497,815
374,114,035
Total Common Stocks
(Cost $5,502,460,532) 7,200,109,155
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2 .3% (c)
CERTIFICATES OF DEPOSIT - 0 .4%
Bank of Montreal, Chicago
(SOFR + 0.28%), 3.93%,
11/13/2026(d) 3,000,000 3,000,339
(SOFR + 0.35%), 4.00%,
11/18/2026(d) 2,000,000 2,000,634
(SOFR + 0.42%), 4.07%,
4/16/2027(d) 2,000,000 2,000,844
(SOFR + 0.39%), 4.04%,
5/5/2027(d) 2,000,000 2,000,148
Bank of Nova Scotia, Houston
(SOFR + 0.30%), 3.95%,
1/21/2027(d) 1,000,000 999,996
BNP Paribas, New York
(SOFR + 0.26%), 3.91%,
12/2/2026(d) 2,000,000 2,000,022
Mizuho Bank Ltd., New York
(SOFR + 0.35%), 4.00%,
9/24/2026(d) 2,000,000 2,000,000
Nordea Bank Abp, New York Branch
(SOFR + 0.31%), 3.96%,
9/24/2026(d) 2,000,000 2,000,000
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.22%), 3.87%,
8/31/2026(d) 1,000,000 1,000,000
Royal Bank of Canada, New York
(SOFR + 0.35%), 4.00%,
11/12/2026(d) 3,000,000 3,001,254
(SOFR + 0.30%), 3.95%,
1/22/2027(d) 1,000,000 1,000,327
(SOFR + 0.32%), 3.97%,
6/3/2027(d) 1,000,000 999,808

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.26%), 3.91%,
11/18/2026(d) $ 3,000,000 $ 3,000,174
Toronto-Dominion Bank, New York
(SOFR + 0.31%), 3.96%,
10/9/2026(d) 2,000,000 2,000,466
Total Certificates of Deposit
(Cost $27,000,000) 27,004,012
COMMERCIAL PAPER - 0 .0% (e)
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.95%,
10/15/2026(d) (Cost $2,000,000) 2,000,000 2,000,288
INVESTMENT COMPANIES - 0 .1%
BlackRock Liquidity FedFund
3.67%, 8/3/2026 1,400,000 1,400,000
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 1,400,000 1,400,000
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 1,400,000 1,400,000
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 1,400,000 1,400,000
Total Investment Companies
(Cost $5,600,000) 5,600,000
REPURCHASE AGREEMENTS - 1 .8%
BofA Securities, Inc.
4.08%, dated 7/31/2026, due
9/24/2026, repurchase price
$8,000,000, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.50%,
maturing 12/15/2028 - 8/15/2041;
total market value $8,090,016 8,000,000 8,000,000
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$22,462,384, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $22,767,107 22,462,384 22,462,384
Citigroup Global Markets, Inc.
3.64%, dated 7/31/2026, due
1/21/2027, repurchase price
$49,000,000, collateralized by
various U.S. Treasury Securities,
ranging from 1.38% - 3.63%,
maturing 8/31/2029 - 11/15/2031;
total market value $49,426,145 49,000,000 49,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
MetLife, Inc.
3.64%, dated 7/31/2026, due
12/2/2026, repurchase price
$30,000,000, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 2/15/2045 -
8/15/2046; total market value
$30,210,513 $ 30,000,000 $ 30,000,000
National Bank of Canada Financial Inc.
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$2,000,000, collateralized by
various Common Stocks; total
market value $2,151,305 2,000,000 2,000,000
TD Securities (USA) LLC
3.98%, dated 7/31/2026, due
8/3/2026, repurchase price
$5,000,000, collateralized by
various Common Stocks; total
market value $5,505,576 5,000,000 5,000,000
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$15,000,000, collateralized by
various Common Stocks; total
market value $16,504,513 15,000,000 15,000,000
Total Repurchase Agreements
(Cost $131,462,384) 131,462,384
Total Securities Lending Reinvestments
(Cost $166,062,384) 166,066,684
Total Investments - 101.8%
(Cost $5,668,522,916) 7,366,175,839
Liabilities in excess of other assets - (1.8%) (127,487,421)
NET ASSETS - 100.0% $7,238,688,418
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
July 31, 2026. The total value of securities on loan at
July 31, 2026 was $432,047,806, collateralized in the
form of cash with a value of $166,062,384 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $125,983,997 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from September 14, 2026 – June 30, 2120
and $165,011,342 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
August 06, 2026 – May 15, 2056; a total value of
$457,057,723.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $166,066,684.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2026.
(e) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
Futures Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
FTSE 100 Index 50 09/18/2026 GBP $ 7,310,787 $ 192,228
FTSE/JSE Top 40 Index 71 09/17/2026 ZAR 4,427,406 (171,804)
Hang Seng Index 27 08/28/2026 HKD 4,465,798 121,667
MSCI Emerging Markets Index 2 09/18/2026 USD 164,230 (9,636)
S&P Midcap 400 E-Mini Index 17 09/18/2026 USD 6,413,930 (51,044)
S&P/TSX 60 Index 54 09/17/2026 CAD 16,047,760 215,239
SPI 200 Index 8 09/17/2026 AUD 1,256,223 10,288
$ 306,938
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
INR
*
53,715,711 GOLDMAN SACHS BANK USA USD 554,016 09/16/2026 $ 6,827
Total unrealized appreciation $ 6,827
CAD 5,908,000 BANK OF MONTREAL, THE USD 4,290,598 09/16/2026 $ (71,059)
USD 1,982,520 TORONTO DOMINION BANK CAD 2,800,000 09/16/2026 (17,262)
Total unrealized depreciation $ (88,321)
Net unrealized depreciation $ (81,494)
* Non-deliverable forward.
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Australia 10 .4%
Austria 0 .4
Brazil 5 .8
Canada 15 .0
Chile 0 .8
China 4 .9
Faroe Islands 0 .4
Finland 0 .9
France 2 .8
Germany 0 .4
India 0 .9
Indonesia 0 .4
Israel 0 .6
Italy 0 .8
Japan 0 .6
Malaysia 0 .7
Mexico 1 .2
Norway 2 .4
Philippines 0 .0
†
Poland 0 .4
Qatar 1 .2
Saudi Arabia 2 .1
South Africa 2 .2
Spain 0 .5
Sweden 0 .5
Thailand 0 .3
United Arab Emirates 0 .1
United Kingdom 1 .8
United States 40 .6
Zambia 0 .4
Other
1
0 .5
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .5%
Securities Lending Reinvestments 2 .3
Others
(1)
( 1 .8 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.3%
Air Freight & Logistics -
3.1%
CTT-Correios de Portugal SA $ 93,021 $ 659,276
Deutsche Post AG 1,344,660 89,360,413
Oesterreichische Post AG 46,971 1,759,083
PostNL NV(a) 361,953 373,759
Singapore Post Ltd. 2,394,600 634,183
Viettel Post Joint Stock Corp. 153,975 281,014
93,067,728
Chemicals -
0.0%(b)
PureCycle Technologies, Inc.*(a) 77,364 492,809
Commercial Services & Supplies -
5.1%
Befesa SA(c) 47,892 1,925,820
Casella Waste Systems, Inc., Class
A*(a) 26,709 2,396,064
Clean Harbors, Inc.* 20,262 6,339,575
Cleanaway Co. Ltd. 1,487,000 1,138,750
Cleanaway Waste Management Ltd.
(a) 3,055,878 5,022,333
CoreCivic, Inc.* 42,366 1,266,743
Daiei Kankyo Co. Ltd.(a) 61,700 1,449,257
Daiseki Co. Ltd.(a) 65,660 1,567,015
GEO Group, Inc. (The)* 56,181 1,735,431
GFL Environmental, Inc. 363,795 15,032,009
Republic Services, Inc., Class A 81,969 17,258,573
Sunny Friend Environmental
Technology Co. Ltd. 149,000 352,226
TRE Holdings Corp.(a) 47,200 598,208
Veridis Environment Ltd.* 110,520 1,822,661
Waste Connections, Inc.(a) 361,953 60,591,683
Waste Management, Inc. 154,728 35,053,628
153,549,976
Communications Equipment -
0.1%
Viasat, Inc.*(a) 52,497 4,038,594
Construction & Engineering -
0.0%(b)
Envision Greenwise Holdings Ltd.*(a)
(c) 2,321,000 1,420,731
Diversified Telecommunication Services -
14.1%
AST SpaceMobile, Inc., Class A*(a) 116,967 6,898,714
AT&T, Inc. 2,884,572 67,066,299
BCE, Inc.(a) 693,513 15,033,489
BT Group plc 5,075,631 13,749,858
Cellnex Telecom SA(c) 393,267 12,157,959
China Tower Corp. Ltd., Class H(c) 3,322,500 4,249,729
Comcast Corp., Class A 1,477,284 35,395,724
Deutsche Telekom AG (Registered) 2,761,158 85,012,515
Helios Towers plc* 843,636 2,222,963
HKT Trust & HKT Ltd. 2,763,000 4,675,705
Indus Towers Ltd.* 979,944 4,016,728
Investments Shares Value
Diversified Telecommunication Services
(continued)
Infrastrutture Wireless Italiane
SpA(a)(c) $ 184,200 $ 1,361,659
Koninklijke KPN NV 3,085,350 14,593,431
Lumen Technologies, Inc.*(a) 396,030 2,526,671
NTT, Inc. 41,537,100 39,756,659
Quebecor, Inc., Class B(a) 123,414 5,706,858
Swisscom AG (Registered) 20,262 15,577,485
Telecom Italia SpA*(a) 1,388,868 11,749,815
Verizon Communications, Inc. 1,733,322 81,136,803
422,889,064
Electric Utilities -
13.8%
American Electric Power Co., Inc. 227,487 29,084,213
Constellation Energy Corp. 140,913 37,024,891
Duke Energy Corp. 324,192 40,663,403
Enel SpA 3,612,162 40,724,379
Entergy Corp. 190,647 20,517,430
Exelon Corp.(a) 422,739 19,369,901
Iberdrola SA 2,911,281 69,168,710
NextEra Energy, Inc. 866,661 75,330,174
Southern Co. (The) 466,026 44,058,098
SSE plc 560,889 17,707,992
Xcel Energy, Inc.(a) 257,880 20,166,216
413,815,407
Gas Utilities -
0.7%
AltaGas Ltd.(a) 149,202 5,932,557
APA Group 610,623 4,370,196
Enagas SA 101,310 1,972,233
Petronas Gas Bhd. 276,300 1,185,930
Snam SpA 980,865 6,644,809
20,105,725
Ground Transportation -
16.1%
Aurizon Holdings Ltd. 2,370,654 6,976,471
Canadian National Railway Co. 791,139 100,524,309
Canadian Pacific Kansas City Ltd. 1,267,296 112,487,934
Central Japan Railway Co. 1,417,500 35,503,156
CSX Corp. 769,956 38,805,782
East Japan Railway Co.(a) 1,617,400 37,340,634
Keisei Electric Railway Co. Ltd.(a) 704,500 5,661,220
Kyushu Railway Co. 222,800 5,031,803
MTR Corp. Ltd.(a) 2,302,500 9,724,903
Norfolk Southern Corp. 93,021 31,206,685
Odakyu Electric Railway Co. Ltd.(a) 504,800 5,597,264
Rumo SA 1,934,100 5,497,014
Tobu Railway Co. Ltd. 276,300 5,372,428
Union Pacific Corp. 246,828 72,105,863
West Japan Railway Co.(a) 644,700 12,151,011
483,986,477
Health Care Providers & Services -
4.7%
Acadia Healthcare Co., Inc.*(a) 38,682 1,145,761
Apollo Hospitals Enterprise Ltd. 166,701 15,648,911

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Bangkok Dusit Medical Services
PCL, NVDR $ 18,880,500 $ 10,855,899
Bumrungrad Hospital PCL, NVDR 1,105,200 6,205,735
Encompass Health Corp. 41,445 4,603,296
Fresenius SE & Co. KGaA 582,993 29,862,351
HCA Healthcare, Inc.(a) 62,628 25,213,407
IHH Healthcare Bhd. 2,855,100 5,833,864
Max Healthcare Institute Ltd. 1,052,703 12,119,627
Ramsay Health Care Ltd.(a) 270,774 8,432,498
Rede D'Or Sao Luiz SA(c) 1,105,200 7,535,281
Tenet Healthcare Corp.* 35,919 9,151,443
Universal Health Services, Inc.,
Class B 20,262 3,412,931
140,021,004
Independent Power and Renewable Electricity Producers
-
1.3%
RWE AG 298,404 19,631,536
Vistra Corp. 131,703 19,517,068
39,148,604
IT Services -
0.6%
CoreWeave, Inc., Class A*(a) 165,780 11,898,031
Fastly, Inc., Class A* 62,628 1,419,150
NEXTDC Ltd.*(a) 624,438 5,859,349
19,176,530
Media -
0.5%
Charter Communications, Inc., Class
A*(a) 34,998 5,074,010
EchoStar Corp., Class A*(a) 58,944 4,956,601
Liberty Broadband Corp., Class C*(a) 48,813 1,661,594
Sirius XM Holdings, Inc.(a) 79,206 2,346,082
14,038,287
Multi-Utilities -
6.4%
Dominion Energy, Inc. 362,874 25,099,995
E.ON SE 1,048,098 22,568,216
Engie SA 909,027 28,353,834
National Grid plc 2,417,625 38,716,874
Public Service Enterprise Group, Inc. 205,383 15,748,768
Sempra 269,853 23,895,483
Veolia Environnement SA 949,551 37,658,679
192,041,849
Oil, Gas & Consumable Fuels -
9.0%
Antero Midstream Corp.(a) 136,308 2,994,687
Cheniere Energy, Inc. 86,574 22,818,309
DT Midstream, Inc.(a) 41,445 5,719,410
Enbridge, Inc. 1,014,021 55,137,414
Hess Midstream LP, Class A(a) 52,497 2,143,453
Keyera Corp. 126,177 5,357,025
Kinder Morgan, Inc. 815,085 26,229,435
Kinetik Holdings, Inc., Class A(a) 23,025 1,164,374
Koninklijke Vopak NV(a) 28,551 1,608,961
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
ONEOK, Inc.(a) $ 259,722 $ 23,585,355
Pembina Pipeline Corp. 272,616 13,319,386
Santos Ltd. 1,542,675 8,494,623
Secure Waste Infrastructure Corp.(a) 307,614 5,297,754
South Bow Corp.(a) 101,310 3,753,854
Targa Resources Corp. 88,416 23,905,034
TC Energy Corp. 484,446 32,599,139
Transneft PJSC (Preference)*‡ 147,300 —
Williams Cos., Inc. (The) 506,550 36,238,587
270,366,800
Software -
0.6%
Nebius Group NV, Class A*(a) 91,179 17,361,393
Specialized REITs -
4.2%
American Tower Corp., REIT 193,410 33,529,558
Crown Castle, Inc., REIT 182,358 13,913,915
Digital Realty Trust, Inc., REIT 137,229 25,870,411
Equinix, Inc., REIT 41,131 41,924,006
Fermi, Inc., REIT*(a) 124,335 707,466
Keppel DC REIT, REIT 1,565,700 2,719,669
SBA Communications Corp., Class
A, REIT 44,208 8,000,764
126,665,789
Transportation Infrastructure -
8.1%
Adani Ports & Special Economic
Zone Ltd. 1,268,217 22,549,181
Aena SME SA(c) 1,044,414 32,060,036
Airports of Thailand PCL, NVDR 6,078,600 11,604,724
Atlas Arteria Ltd. 672,330 2,375,221
Auckland International Airport Ltd.(a) 2,399,205 12,280,167
Bangkok Expressway & Metro PCL,
NVDR 8,473,200 1,712,783
China Merchants Port Holdings Co.
Ltd. 1,842,000 3,591,637
Dalrymple Bay Infrastructure Ltd. 711,012 2,796,524
Flughafen Zurich AG (Registered) 26,709 7,824,032
Gemadept Group Corp. 644,700 1,887,489
Getlink SE(a) 364,716 7,754,651
GMR Airports Ltd.* 5,273,646 5,817,785
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 391,425 5,218,805
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 580,230 12,591,871
Grupo Aeroportuario del Sureste
SAB de CV, Class B(a) 248,670 6,874,170
International Container Terminal
Services, Inc. 2,155,140 33,900,683
Jiangsu Expressway Co. Ltd., Class
H(a) 1,842,000 2,283,238
Kamigumi Co. Ltd. 132,500 4,309,735
Motiva Infraestrutura de Mobilidade
SA 1,565,700 4,548,578
Promotora y Operadora de
Infraestructura SAB de CV 257,880 4,064,898
Qube Holdings Ltd. 2,541,942 8,569,598

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Shenzhen International Holdings Ltd.
(a) $ 1,842,000 $ 1,432,896
Transurban Group 4,427,247 46,051,353
Westports Holdings Bhd. 1,381,500 2,410,399
244,510,454
Water Utilities -
3.0%
Aguas Andinas SA, Class A 3,786,231 1,384,448
American States Water Co. 17,499 1,498,614
American Water Works Co., Inc.(a) 81,048 10,874,210
Beijing Enterprises Water Group Ltd.
(a) 6,152,000 1,812,273
California Water Service Group 26,709 1,338,388
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 3,328,043 18,144,684
Cia de Saneamento de Minas Gerais
Copasa MG 276,300 3,489,745
Cia de Saneamento do Parana
Sanepar (Preference) 1,565,700 2,191,083
Essential Utilities, Inc. 108,678 4,330,818
Guangdong Investment Ltd. 3,684,000 3,979,224
H2O America(a) 14,736 903,759
Maynilad Water Services, Inc. 3,776,100 1,159,599
Middlesex Water Co.(a) 9,210 527,733
Pennon Group plc 659,436 4,108,829
Severn Trent plc 380,373 15,448,749
United Utilities Group plc 1,045,335 19,455,485
90,647,641
Wireless Telecommunication Services -
7.9%
Bharti Airtel Ltd. 2,664,453 55,067,875
KDDI Corp. 2,302,500 42,239,614
SoftBank Group Corp. 3,191,200 105,421,334
T-Mobile US, Inc. 208,146 35,948,896
238,677,719
Total Common Stocks
(Cost $2,376,765,317) 2,986,022,581
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3.4%(d)
CERTIFICATES OF DEPOSIT - 0.3%
Bank of Montreal, Chicago
(SOFR + 0.35%), 4.00%,
11/18/2026(e) 1,000,000 1,000,317
(SOFR + 0.42%), 4.07%,
4/16/2027(e) 2,000,000 2,000,844
(SOFR + 0.39%), 4.04%,
5/5/2027(e) 2,000,000 2,000,148
Nordea Bank Abp, New York Branch
(SOFR + 0.31%), 3.96%,
9/24/2026(e) 2,000,000 2,000,000
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Royal Bank of Canada, New York
(SOFR + 0.32%), 3.97%,
6/3/2027(e) $ 1,000,000 $ 999,808
Total Certificates of Deposit
(Cost $8,000,000) 8,001,117
COMMERCIAL PAPER - 0.1%
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.95%,
10/15/2026(e) (Cost $2,000,000) 2,000,000 2,000,288
INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund
3.67%, 8/3/2026 800,000 800,000
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 800,000 800,000
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 800,000 800,000
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 800,000 800,000
Total Investment Companies
(Cost $3,200,000) 3,200,000
REPURCHASE AGREEMENTS - 2.9%
BofA Securities, Inc.
4.08%, dated 7/31/2026, due
8/3/2026, repurchase price
$2,000,000, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.50%,
maturing 12/15/2028 - 8/15/2041;
total market value $2,022,504 2,000,000 2,000,000
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$19,963,347, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $20,234,168 19,963,347 19,963,347
Citigroup Global Markets, Inc.
3.64%, dated 7/31/2026, due
8/3/2026, repurchase price
$20,000,000, collateralized by
various U.S. Treasury Securities,
ranging from 1.38% - 3.63%,
maturing 8/31/2029 - 11/15/2031;
total market value $20,173,937 20,000,000 20,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
MetLife, Inc.
3.64%, dated 7/31/2026, due
12/2/2026, repurchase price
$39,000,000, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 2/15/2045 -
8/15/2046; total market value
$39,273,668 $ 39,000,000 $ 39,000,000
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$7,000,000, collateralized by
various Common Stocks; total
market value $7,702,106 7,000,000 7,000,000
Total Repurchase Agreements
(Cost $87,963,347) 87,963,347
Total Securities Lending Reinvestments
(Cost $101,163,347) 101,164,752
Total Investments - 102.7%
(Cost $2,477,928,664) 3,087,187,333
Liabilities in excess of other assets - (2.7%) (81,186,616)
NET ASSETS - 100.0% $3,006,000,717
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
July 31, 2026. The total value of securities on loan at
July 31, 2026 was $248,194,608, collateralized in the
form of cash with a value of $101,163,347 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $46,239,154 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from September 14, 2026 – June 30, 2120
and $112,673,034 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
August 06, 2026 – May 15, 2056; a total value of
$260,075,535.
(b) Represents less than 0.05% of net assets.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $101,164,752.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2026.
Percentages shown are based on Net Assets.
Abbreviations
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Futures Contracts
FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
FTSE 100 Index 89 09/18/2026 GBP $ 13,013,201 $ 350,500
S&P 500 E-Mini Index 13 09/18/2026 USD 4,887,512 23,312
S&P/TSX 60 Index 31 09/17/2026 CAD 9,212,603 85,585
SPI 200 Index 31 09/17/2026 AUD 4,867,865 54,980
$ 514,377
Forward Foreign Currency Contracts
FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
CAD 2,049,000 TORONTO DOMINION BANK USD 1,449,843 09/16/2026 $ 13,568
GBP 575,000 JPMORGAN BANK, N.A. NEW YORK USD 772,041 09/16/2026 1,748
JPY 250,000,000 MORGAN STANLEY & CO INC NY USD 1,552,431 09/16/2026 23,159
Total unrealized appreciation $ 38,475
CAD 1,350,000 JPMORGAN BANK, N.A. NEW YORK USD 965,073 09/16/2026 $ (892)
USD 5,196,456 BANK OF NEW YORK DTC00901 AUD 7,500,000 09/16/2026 (66,871)
USD 9,929,138 TORONTO DOMINION BANK AUD 14,370,000 09/16/2026 (155,396)
USD 806,426 BANK OF MONTREAL, THE GBP 600,000 09/16/2026 (1,005)
USD 926,066 TORONTO DOMINION BANK GBP 700,000 09/16/2026 (15,937)
Total unrealized depreciation $ (240,101)
Net unrealized depreciation $ (201,626)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Australia 3.3%
Austria 0.1
Brazil 1.4
Canada 11.8
Chile 0.0
†
China 0.6
France 2.5
Germany 8.2
Hong Kong 0.5
India 3.8
Israel 0.1
Italy 2.0
Japan 10.0
Malaysia 0.3
Mexico 1.0
Netherlands 1.1
New Zealand 0.4
Philippines 1.2
Portugal 0.0
†
Singapore 0.1
Spain 3.9
Switzerland 0.8
Taiwan 0.0
†
Tanzania 0.1
Thailand 1.0
United Kingdom 3.6
United States 41.4
Vietnam 0.1
Other
1
0.7
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.3%
Securities Lending Reinvestments 3.4
Others
(1)
(2.7)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Global Quality Real Estate Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .1%
Diversified REITs -
5 .6%
American Assets Trust, Inc., REIT $ 46,800 $ 1,104,012
Broadstone Net Lease, Inc., REIT(a) 98,540 2,109,741
Charter Hall Group, REIT 233,610 3,827,893
Covivio SA, REIT 25,220 1,534,992
Daiwa House REIT Investment Corp.,
REIT 2,272 1,762,236
H&R REIT, REIT(a) 129,870 1,020,186
Mapletree Pan Asia Commercial
Trust, REIT 1,227,700 1,271,881
Shaftesbury Capital plc, REIT(a) 758,030 1,466,931
Sirius Real Estate Ltd., REIT(a) 856,960 1,141,145
Stockland, REIT(a) 152,230 456,543
WP Carey, Inc., REIT 113,230 8,333,728
24,029,288
Health Care REITs -
9 .1%
CareTrust REIT, Inc., REIT(a) 116,740 4,896,075
LTC Properties, Inc., REIT 29,510 1,187,482
Medical Properties Trust, Inc.,
REIT(a) 265,460 1,229,080
National Health Investors, Inc.,
REIT(a) 24,180 1,853,397
Omega Healthcare Investors, Inc.,
REIT 153,530 7,773,224
Sabra Health Care REIT, Inc.,
REIT(a) 129,610 2,743,844
Welltower, Inc., REIT 81,250 19,048,250
38,731,352
Hotel & Resort REITs -
4 .5%
Apple Hospitality REIT, Inc., REIT(a) 116,740 1,927,377
CapitaLand Ascott Trust, REIT 1,521,000 1,072,211
DiamondRock Hospitality Co., REIT 112,450 1,488,838
Host Hotels & Resorts, Inc., REIT 359,450 9,032,979
Park Hotels & Resorts, Inc., REIT(a) 107,900 1,624,974
RLJ Lodging Trust, REIT(a) 111,800 1,369,550
Sunstone Hotel Investors, Inc., REIT 108,940 1,282,224
Xenia Hotels & Resorts, Inc., REIT(a) 66,560 1,369,805
19,167,958
Household Durables -
0 .8%
Iida Group Holdings Co. Ltd.(a) 88,400 1,270,828
Open House Group Co. Ltd.(a) 36,300 1,939,876
3,210,704
Industrial REITs -
12 .0%
ARGAN SA, REIT 2,340 204,075
Centuria Industrial REIT, REIT(a) 434,720 919,030
Dream Industrial REIT, REIT(a) 106,730 1,094,803
EastGroup Properties, Inc., REIT 27,560 5,760,316
First Industrial Realty Trust, Inc.,
REIT 69,290 4,562,054
GLP J-REIT, REIT 2,340 2,130,947
Investments Shares Value
Industrial REITs
(continued)
Granite REIT, REIT(a) $ 17,420 $ 1,194,695
Innovative Industrial Properties, Inc.,
REIT 19,760 1,162,086
LXP Industrial Trust, REIT 30,940 1,872,798
Mitsui Fudosan Logistics Park, Inc.,
REIT(a) 1,762 1,196,245
Montea NV, REIT 12,740 996,744
Prologis, Inc., REIT 134,420 19,438,476
STAG Industrial, Inc., REIT(a) 96,980 3,710,455
Terreno Realty Corp., REIT 54,080 3,874,832
Tritax Big Box REIT plc, REIT 1,263,990 2,893,426
51,010,982
Office REITs -
4 .7%
Colonial SFL Socimi SA, REIT(a) 33,020 210,851
COPT Defense Properties, REIT(a) 58,890 2,235,465
Cousins Properties, Inc., REIT 86,840 2,739,802
Great Portland Estates plc, REIT(a) 239,460 1,124,664
Highwoods Properties, Inc., REIT(a) 57,070 1,890,729
Japan Excellent, Inc., REIT(a) 1,040 941,209
JBG SMITH Properties, REIT(a) 62,400 876,720
Keppel REIT, REIT 1,807,000 1,294,937
Kilroy Realty Corp., REIT(a) 58,760 2,281,063
NIPPON REIT Investment Corp.,
REIT 1,580 831,553
Piedmont Realty Trust, Inc., Class A,
REIT*(a) 123,890 1,200,494
Tokyu REIT, Inc., REIT(a) 727 867,058
Vornado Realty Trust, REIT 85,280 3,359,179
19,853,724
Real Estate Management & Development -
16 .6%
Allreal Holding AG (Registered) 7,670 2,005,074
Amot Investments Ltd. 142,350 864,192
Aroundtown SA 399,230 995,836
Big Shopping Centers Ltd. 8,320 1,869,055
Capitaland India Trust 988,000 815,766
City Developments Ltd. 260,000 1,589,812
CK Asset Holdings Ltd. 994,500 6,067,241
CTP NV(b) 69,185 1,240,180
Daito Trust Construction Co. Ltd. 153,000 3,237,287
Grand City Properties SA 75,140 836,859
Hang Lung Group Ltd.(a) 520,000 916,446
Hongkong Land Holdings Ltd. 560,564 4,551,780
Howard Hughes Holdings, Inc.* 17,030 1,088,558
Ichigo, Inc.(a) 299,000 777,428
Intershop Holding AG 4,680 996,102
Investis Holding SA(b) 417 78,344
Isras Investment Co. Ltd.(a) 2,860 789,217
Katitas Co. Ltd.(a) 45,000 959,491
Mega Or Holdings Ltd., REIT(a) 12,350 2,004,054
Melisron Ltd. 12,220 1,603,447
Mobimo Holding AG (Registered) 3,770 1,628,595
Nomura Real Estate Holdings, Inc.(a) 279,100 1,612,636

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
PSP Swiss Property AG (Registered) $ 23,660 $ 4,269,650
Singapore Land Group Ltd. 26,000 66,833
Sino Land Co. Ltd. 1,870,633 2,552,511
St Joe Co. (The) 19,240 1,197,498
Sumitomo Realty & Development
Co. Ltd. 315,900 7,148,298
Sun Hung Kai Properties Ltd.(a) 703,500 11,052,744
Tokyo Tatemono Co. Ltd.(a) 95,900 2,039,964
Tokyu Fudosan Holdings Corp. 299,000 2,509,741
UOL Group Ltd. 238,400 1,838,417
VGP NV(a) 11,050 1,073,026
Zug Estates Holding AG, Class B 40 109,758
70,385,840
Residential REITs -
9 .9%
American Homes 4 Rent, Class A,
REIT 173,030 5,782,663
AvalonBay Communities, Inc., REIT 73,450 13,633,054
Boardwalk REIT, REIT(a) 21,060 994,565
Camden Property Trust, REIT 55,120 6,107,847
Centerspace, REIT 14,950 819,858
Equity Residential, REIT 187,720 12,473,994
Independence Realty Trust, Inc.,
REIT(a) 124,150 2,064,614
41,876,595
Retail REITs -
19 .8%
Brixmor Property Group, Inc., REIT 160,030 5,042,545
BWP Property Group Ltd., REIT 408,070 1,114,905
Carmila SA, REIT 50,050 973,187
CT REIT, REIT(a) 73,840 981,130
Eurocommercial Properties NV, REIT 34,737 1,119,066
First Capital REIT, REIT 66,690 1,090,068
Fukuoka REIT Corp., REIT(a) 824 925,819
Getty Realty Corp., REIT(a) 34,320 1,171,685
HomeCo Daily Needs REIT, REIT(b) 1,225,250 1,088,601
InvenTrust Properties Corp., REIT(a) 40,300 1,427,023
Japan Metropolitan Fund Invest,
REIT 3,689 2,731,563
Kimco Realty Corp., REIT(a) 353,990 9,019,665
Kite Realty Group Trust, REIT 113,360 3,244,363
Klepierre SA, REIT 111,410 5,042,710
NNN REIT, Inc., REIT(a) 97,240 4,620,845
Primaris REIT, REIT(a) 69,420 1,133,701
Realty Income Corp., REIT 32,630 2,084,078
Regency Centers Corp., REIT 90,740 7,285,515
Retail Estates NV, REIT 2,190 166,301
RioCan REIT, REIT 78,000 1,233,232
Simon Property Group, Inc., REIT 72,280 16,578,864
SmartCentres REIT, REIT(a) 52,000 1,095,342
Starhill Global REIT, REIT 265,700 114,865
Tanger, Inc., REIT(a) 60,190 2,447,325
Unibail-Rodamco-Westfield, REIT 63,700 7,717,441
Vicinity Ltd., REIT 2,007,330 3,778,393
Investments Shares Value
Retail REITs
(continued)
Waypoint REIT Ltd., REIT $ 560,170 $ 979,654
84,207,886
Specialized REITs -
15 .1%
American Tower Corp., REIT 35,620 6,175,083
Big Yellow Group plc, REIT(a) 105,690 1,262,312
Digital Realty Trust, Inc., REIT 16,640 3,136,973
EPR Properties, REIT 39,000 2,420,730
Equinix, Inc., REIT 27,170 27,693,838
Millrose Properties, Inc., REIT(a) 64,090 1,793,238
Outfront Media, Inc., REIT(a) 78,260 2,494,146
Public Storage, REIT 3,900 1,264,263
Rayonier, Inc., REIT(a) 79,560 1,732,817
Safestore Holdings plc, REIT(a) 116,090 961,584
Shurgard Self Storage Ltd., REIT 27,560 803,827
VICI Properties, Inc., Class A, REIT 554,840 14,620,034
64,358,845
Total Common Stocks
(Cost $365,503,672) 416,833,174
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 5 .3% (c)
INVESTMENT COMPANIES - 0 .1%
BlackRock Liquidity FedFund
3.67%, 8/3/2026 200,000 200,000
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 200,000 200,000
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 200,000 200,000
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 200,000 200,000
Total Investment Companies
(Cost $800,000) 800,000
REPURCHASE AGREEMENTS - 5 .2%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$9,928,548, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $10,063,238 9,928,548 9,928,548

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc.
3.64%, dated 7/31/2026, due
8/3/2026, repurchase price
$7,000,000, collateralized by
various U.S. Treasury Securities,
ranging from 1.38% - 3.63%,
maturing 8/31/2029 - 11/15/2031;
total market value $7,060,878 $ 7,000,000 $ 7,000,000
National Bank of Canada Financial Inc.
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$3,000,000, collateralized by
various Common Stocks; total
market value $3,226,957 3,000,000 3,000,000
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$2,000,000, collateralized by
various Common Stocks; total
market value $2,200,602 2,000,000 2,000,000
Total Repurchase Agreements
(Cost $21,928,548) 21,928,548
Total Securities Lending Reinvestments
(Cost $22,728,548) 22,728,548
Total Investments - 103.4%
(Cost $388,232,220) 439,561,722
Liabilities in excess of other assets - (3.4%) (14,644,320)
NET ASSETS - 100.0% $424,917,402
* Non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July 31,
2026 was $55,595,475, collateralized in the form of cash
with a value of $22,728,548 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $9,541,255
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from September
14, 2026 – June 30, 2120 and $26,049,120 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from August 06, 2026 – May 15, 2056; a
total value of $58,318,923.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $22,728,548.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
EURO STOXX 50 Index 8 09/18/2026 EUR $ 586,596 $ 1,197
S&P Midcap 400 E-Mini Index 13 09/18/2026 USD 4,904,770 (62,725)
SPI 200 Index 16 09/17/2026 AUD 2,512,447 33,756
$ (27,772)

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Forward Foreign Currency Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
GBP 20,000 MORGAN STANLEY & CO INC NY USD 26,879 09/16/2026 $ 35
USD 140,482 BANK OF MONTREAL, THE AUD 200,000 09/16/2026 127
USD 51,551 JPMORGAN BANK, N.A. NEW YORK CHF 40,000 09/16/2026 1,872
USD 195,952 BANK OF MONTREAL, THE EUR 170,000 09/16/2026 13
USD 257,847 CITIBANK N.A. EUR 220,000 09/16/2026 4,281
USD 188,657 CITIBANK N.A. GBP 140,000 09/16/2026 257
USD 250,959 BNP-PARIBAS SA HKD 1,960,000 09/16/2026 624
USD 179,116 JPMORGAN BANK, N.A. NEW YORK HKD 1,400,000 09/16/2026 305
USD 237,577 CITIBANK N.A. JPY 37,500,000 09/16/2026 1,238
USD 89,035 MORGAN STANLEY & CO INC NY SGD 112,894 09/16/2026 823
Total unrealized appreciation $ 9,575
AUD 75,641 MORGAN STANLEY & CO INC NY USD 53,847 09/16/2026 $ (764)
CAD 169,730 BANK OF MONTREAL, THE USD 123,264 09/16/2026 (2,041)
CHF 80,000 UBS AG STAMFORD BRANCH USD 103,548 09/16/2026 (4,189)
EUR 135,645 JPMORGAN BANK, N.A. NEW YORK USD 158,717 09/16/2026 (2,376)
HKD 3,070,000 BANK OF MONTREAL, THE USD 393,237 09/16/2026 (1,131)
HKD 1,850,000 JPMORGAN BANK, N.A. NEW YORK USD 236,533 09/16/2026 (248)
ILS 108,154 MORGAN STANLEY & CO INC NY USD 37,939 09/16/2026 (2,568)
JPY 66,213,000 TORONTO DOMINION BANK USD 419,064 09/16/2026 (1,765)
SGD 250,000 BNP-PARIBAS SA USD 197,481 09/16/2026 (2,140)
USD 127,957 BANK OF MONTREAL, THE CAD 180,000 09/16/2026 (600)
USD 212,304 JPMORGAN BANK, N.A. NEW YORK CAD 300,000 09/16/2026 (1,959)
USD 79,508 BANK OF MONTREAL, THE GBP 60,000 09/16/2026 (1,235)
USD 316,917 BANK OF MONTREAL, THE JPY 50,630,000 09/16/2026 (2,171)
Total unrealized depreciation $ (23,187)
Net unrealized depreciation $ (13,612)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Australia 2 .9%
Belgium 0 .7
Canada 2 .3
France 3 .6
Germany 0 .4
Hong Kong 4 .8
Israel 1 .7
Japan 7 .7
Netherlands 0 .6
Singapore 3 .0
Spain 0 .1
Switzerland 2 .1
United Kingdom 2 .1
United States 66 .1
Other
1
1 .9
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .1%
Securities Lending Reinvestments 5 .3
Others
(1)
( 3 .4 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Quality Dividend Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .1%
Aerospace & Defense -
2 .6%
GE Aerospace $ 161,205 $ 58,045,084
Automobile Components -
0 .3%
Autoliv, Inc.(a) 47,873 5,896,517
Banks -
5 .6%
Bank of America Corp. 30,287 1,876,279
Cullen/Frost Bankers, Inc.(a) 80,114 13,326,163
East West Bancorp, Inc. 89,884 11,774,804
JPMorgan Chase & Co. 161,205 56,710,307
Prosperity Bancshares, Inc.(a) 187,786 14,059,538
Truist Financial Corp. 234,480 12,155,443
US Bancorp 243,273 15,328,632
125,231,166
Beverages -
0 .0% (b)
Coca-Cola Co. (The) 2,931 256,726
Biotechnology -
4 .1%
AbbVie, Inc. 259,882 65,214,789
Gilead Sciences, Inc. 189,538 24,679,743
89,894,532
Broadline Retail -
1 .1%
Dillard's, Inc., Class A(a) 19,540 11,496,163
eBay, Inc. 107,470 12,252,655
23,748,818
Building Products -
1 .0%
A O Smith Corp.(a) 126,033 7,578,365
Trane Technologies plc 34,195 15,557,015
23,135,380
Capital Markets -
2 .8%
Ameriprise Financial, Inc. 25,402 13,865,428
Blue Owl Capital Corp.(a) 990,678 10,649,788
Invesco Ltd. 395,685 11,712,276
State Street Corp. 76,206 14,034,097
T. Rowe Price Group, Inc.(a) 108,447 12,118,952
62,380,541
Chemicals -
0 .5%
Scotts Miracle-Gro Co. (The)(a) 185,630 12,192,178
Commercial Services & Supplies -
0 .3%
Cintas Corp. 30,287 6,197,629
Communications Equipment -
3 .0%
Cisco Systems, Inc. 565,683 65,613,571
Construction & Engineering -
0 .5%
Comfort Systems USA, Inc. 6,839 11,829,350
Investments Shares Value
Consumer Finance -
1 .1%
Ally Financial, Inc. $ 159,251 $ 6,900,346
OneMain Holdings, Inc.(a) 104,539 6,542,050
Synchrony Financial 157,297 11,921,540
25,363,936
Consumer Staples Distribution & Retail -
0 .2%
Costco Wholesale Corp. 3,908 3,719,986
Diversified Consumer Services -
0 .6%
H&R Block, Inc.(a) 281,376 12,388,985
Diversified Telecommunication Services -
0 .6%
Comcast Corp., Class A 566,660 13,577,174
Electric Utilities -
0 .2%
Edison International(a) 67,413 4,946,092
Electrical Equipment -
2 .6%
GE Vernova, Inc. 32,241 31,927,940
Rockwell Automation, Inc. 27,611 13,255,489
Vertiv Holdings Co., Class A 55,689 13,452,792
58,636,221
Energy Equipment & Services -
0 .0% (b)
Weatherford International plc(a) 11,724 1,029,250
Entertainment -
0 .6%
Electronic Arts, Inc. 58,620 12,301,993
Warner Music Group Corp., Class A 16,609 431,170
12,733,163
Financial Services -
2 .2%
Corebridge Financial, Inc.(a) 388,846 12,128,107
Jackson Financial, Inc., Class A 95,746 11,707,821
Mastercard, Inc., Class A 3,908 2,239,675
PayPal Holdings, Inc. 260,859 14,923,743
Visa, Inc., Class A 21,494 7,869,598
48,868,944
Gas Utilities -
0 .5%
UGI Corp. 313,617 11,327,846
Ground Transportation -
1 .2%
Union Pacific Corp. 89,884 26,257,813
Health Care Equipment & Supplies -
0 .3%
ResMed, Inc.(a) 36,149 7,626,716
Health Care Providers & Services -
0 .0% (b)
UnitedHealth Group, Inc. 977 404,869
Hotel & Resort REITs -
0 .6%
Host Hotels & Resorts, Inc., REIT 510,971 12,840,701
Hotels, Restaurants & Leisure -
2 .2%
Booking Holdings, Inc. 122,125 23,557,913

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Domino's Pizza, Inc. $ 7,146 $ 2,482,806
Expedia Group, Inc. 52,758 15,549,893
Starbucks Corp. 44,942 4,730,146
Vail Resorts, Inc.(a) 20,517 3,064,829
49,385,587
Household Durables -
0 .3%
Installed Building Products, Inc.(a) 29,310 6,534,371
Household Products -
2 .7%
Clorox Co. (The)(a) 73,275 6,999,961
Colgate-Palmolive Co. 30,287 2,765,203
Procter & Gamble Co. (The) 350,743 50,678,856
60,444,020
Industrial REITs -
0 .5%
First Industrial Realty Trust, Inc.,
REIT 172,929 11,385,645
Insurance -
3 .2%
Aflac, Inc. 94,769 12,081,152
Kemper Corp. 357,582 10,148,177
MetLife, Inc. 144,596 13,900,014
Old Republic International Corp.(a) 271,606 11,736,095
Principal Financial Group, Inc. 80,114 9,108,962
Prudential Financial, Inc. 115,286 14,074,115
71,048,515
Interactive Media & Services -
4 .9%
Alphabet, Inc., Class A 149,481 53,234,669
Alphabet, Inc., Class C 121,148 43,207,434
Match Group, Inc. 296,031 11,666,582
108,108,685
IT Services -
1 .5%
Accenture plc, Class A 93,792 15,561,969
Amdocs Ltd. 91,838 5,117,213
Cognizant Technology Solutions
Corp., Class A(a) 223,722 12,383,013
33,062,195
Leisure Products -
0 .5%
Hasbro, Inc. 118,217 11,105,305
Machinery -
1 .2%
Caterpillar, Inc. 1,954 1,592,138
Illinois Tool Works, Inc. 50,804 14,578,208
Snap-on, Inc. 25,402 10,425,235
26,595,581
Media -
0 .5%
New York Times Co. (The), Class
A(a) 141,665 10,609,292
Metals & Mining -
1 .0%
Anglogold Ashanti plc(a) 126,033 9,996,938
Investments Shares Value
Metals & Mining
(continued)
Southern Copper Corp.(a) $ 63,505 $ 11,602,998
21,599,936
Mortgage Real Estate Investment Trusts (REITs) -
0 .4%
Starwood Property Trust, Inc.(a) 552,005 8,821,040
Oil, Gas & Consumable Fuels -
0 .9%
APA Corp.(a) 276,048 10,302,112
ExxonMobil Holdings Corp.* 64,482 10,023,082
20,325,194
Pharmaceuticals -
4 .7%
Bristol-Myers Squibb Co. 310,686 20,290,903
Eli Lilly & Co. 13,678 15,713,833
Johnson & Johnson 243,273 62,363,034
Zoetis, Inc., Class A 67,413 5,210,351
103,578,121
Professional Services -
1 .0%
Automatic Data Processing, Inc. 62,528 16,661,211
Booz Allen Hamilton Holding Corp.,
Class A 15,632 1,089,863
Broadridge Financial Solutions, Inc. 22,471 3,459,410
21,210,484
Residential REITs -
1 .1%
American Homes 4 Rent, Class A,
REIT(a) 51,781 1,730,521
AvalonBay Communities, Inc., REIT 60,574 11,243,140
Camden Property Trust, REIT 104,539 11,583,967
24,557,628
Retail REITs -
1 .4%
Brixmor Property Group, Inc., REIT 243,273 7,665,532
Federal Realty Investment Trust,
REIT 95,746 11,881,121
Regency Centers Corp., REIT 132,872 10,668,293
30,214,946
Semiconductors & Semiconductor Equipment -
15 .7%
Broadcom, Inc. 228,618 88,996,415
KLA Corp. 199,812 36,529,630
Lam Research Corp. 194,423 56,969,827
NVIDIA Corp. 699,532 140,431,049
QUALCOMM, Inc. 165,113 24,372,330
347,299,251
Software -
4 .8%
Clear Secure, Inc., Class A 110,653 6,112,472
Intuit, Inc. 42,011 13,278,417
Microsoft Corp. 189,538 88,082,099
107,472,988
Specialized REITs -
1 .6%
EPR Properties, REIT(a) 175,860 10,915,630
Public Storage, REIT(a) 41,034 13,301,992
VICI Properties, Inc., Class A, REIT 407,409 10,735,227
34,952,849

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail -
2 .0%
Bath & Body Works, Inc. $ 662,406 $ 13,327,609
Best Buy Co., Inc.(a) 190,515 16,433,824
TJX Cos., Inc. (The) 1,954 307,442
Williams-Sonoma, Inc. 65,459 14,967,855
45,036,730
Technology Hardware, Storage & Peripherals -
10 .7%
Apple, Inc. 622,349 192,249,830
NetApp, Inc. 94,769 16,916,266
Western Digital Corp. 51,781 28,212,360
237,378,456
Textiles, Apparel & Luxury Goods -
0 .6%
Tapestry, Inc. 85,976 13,100,163
Tobacco -
2 .7%
Altria Group, Inc. 257,928 17,624,220
Philip Morris International, Inc. 220,802 42,133,438
59,757,658
Trading Companies & Distributors -
0 .5%
Fastenal Co. 225,687 10,767,527
Total Common Stocks
(Cost $1,453,065,424) 2,198,495,355
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 4 .3% (c)
CERTIFICATES OF DEPOSIT - 0 .5%
Bank of Montreal, Chicago
(SOFR + 0.35%), 4.00%,
11/18/2026(d) 1,000,000 1,000,317
(SOFR + 0.42%), 4.07%,
4/16/2027(d) 2,000,000 2,000,844
(SOFR + 0.39%), 4.04%,
5/5/2027(d) 2,000,000 2,000,148
BNP Paribas, New York
(SOFR + 0.26%), 3.91%,
12/2/2026(d) 2,000,000 2,000,022
Nordea Bank Abp, New York Branch
(SOFR + 0.31%), 3.96%,
9/24/2026(d) 2,000,000 2,000,000
Royal Bank of Canada, New York
(SOFR + 0.32%), 3.97%,
6/3/2027(d) 1,000,000 999,808
Toronto-Dominion Bank, New York
(SOFR + 0.31%), 3.96%,
10/9/2026(d) 2,000,000 2,000,466
Total Certificates of Deposit
(Cost $12,000,000) 12,001,605
Investments
Principal
Amount Value
COMMERCIAL PAPER - 0 .1%
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.95%,
10/15/2026(d) (Cost $2,000,000) $ 2,000,000 $ 2,000,288
INVESTMENT COMPANIES - 0 .1%
BlackRock Liquidity FedFund
3.67%, 8/3/2026 600,000 600,000
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 600,000 600,000
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 600,000 600,000
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 600,000 600,000
Total Investment Companies
(Cost $2,400,000) 2,400,000
REPURCHASE AGREEMENTS - 3 .6%
BofA Securities, Inc.
4.08%, dated 7/31/2026, due
4/16/2027, repurchase price
$8,000,000, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.50%,
maturing 12/15/2028 - 8/15/2041;
total market value $8,090,016 8,000,000 8,000,000
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$19,128,814, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.00% - 4.88%, maturing
8/15/2026 - 2/15/2056; total
market value $19,388,315 19,128,814 19,128,814
Citigroup Global Markets, Inc.
3.64%, dated 7/31/2026, due
8/3/2026, repurchase price
$15,000,000, collateralized by
various U.S. Treasury Securities,
ranging from 1.38% - 3.63%,
maturing 8/31/2029 - 11/15/2031;
total market value $15,130,453 15,000,000 15,000,000
MetLife, Inc.
3.64%, dated 7/31/2026, due
12/2/2026, repurchase price
$10,000,000, collateralized by
various U.S. Treasury Securities,
0.00%, maturing 2/15/2045 -
8/15/2046; total market value
$10,070,171 10,000,000 10,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
National Bank of Canada Financial Inc.
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$10,000,000, collateralized by
various Common Stocks; total
market value $10,756,523 $ 10,000,000 $ 10,000,000
TD Securities (USA) LLC
3.98%, dated 7/31/2026, due
8/3/2026, repurchase price
$2,000,000, collateralized by
various Common Stocks; total
market value $2,202,231 2,000,000 2,000,000
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$15,000,000, collateralized by
various Common Stocks; total
market value $16,504,513 15,000,000 15,000,000
Total Repurchase Agreements
(Cost $79,128,814) 79,128,814
Total Securities Lending Reinvestments
(Cost $95,528,814) 95,530,707
Total Investments - 103.4%
(Cost $1,548,594,238) 2,294,026,062
Liabilities in excess of other assets - (3.4%) (76,190,330)
NET ASSETS - 100.0% $2,217,835,732
* Non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July
31, 2026 was $144,591,594, collateralized in the form
of cash with a value of $95,528,814 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$2,355,214 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.75%, and maturity dates ranging
from November 30, 2026 – December 07, 2055 and
$52,128,033 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.13%, and maturity dates ranging from August 13, 2026
– November 15, 2055; a total value of $150,012,061.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $95,530,707.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2026.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Futures Contracts
FlexShares
®
Quality Dividend Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
S&P 500 E-Mini Index 40 09/18/2026 USD $ 15,038,500 $ 66,932
S&P Midcap 400 E-Mini Index 11 09/18/2026 USD 4,150,190 (48,157)
$ 18,775
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .1%
Securities Lending Reinvestments 4 .3
Others
(1)
( 3 .4 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Quality Dividend Defensive Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Aerospace & Defense -
0 .9%
GE Aerospace $ 512 $ 184,356
Lockheed Martin Corp. 7,872 4,587,329
4,771,685
Air Freight & Logistics -
0 .9%
CH Robinson Worldwide, Inc. 15,006 2,216,837
Expeditors International of
Washington, Inc. 15,498 2,601,959
4,818,796
Banks -
5 .9%
Bank of America Corp. 7,626 472,431
Citigroup, Inc. 11,316 1,498,804
Commerce Bancshares, Inc. 48,954 2,901,504
Cullen/Frost Bankers, Inc. 17,958 2,987,134
East West Bancorp, Inc. 22,386 2,932,566
JPMorgan Chase & Co. 32,718 11,509,865
Prosperity Bancshares, Inc. 42,312 3,167,899
Truist Financial Corp. 58,794 3,047,881
US Bancorp 61,008 3,844,114
32,362,198
Beverages -
0 .0% (a)
Coca-Cola Co. (The) 1,280 112,115
Biotechnology -
4 .8%
AbbVie, Inc. 65,928 16,543,972
Amgen, Inc. 10,086 3,884,724
Gilead Sciences, Inc. 44,772 5,829,762
26,258,458
Broadline Retail -
1 .0%
Dillard's, Inc., Class A(b) 3,936 2,315,706
eBay, Inc. 26,568 3,029,018
5,344,724
Building Products -
1 .2%
Carlisle Cos., Inc. 5,166 1,859,347
Masco Corp. 12,546 896,788
Trane Technologies plc 8,364 3,805,202
6,561,337
Capital Markets -
0 .5%
Blue Owl Capital Corp.(b) 244,278 2,625,989
Invesco Ltd. 12,054 356,798
2,982,787
Chemicals -
1 .0%
CF Industries Holdings, Inc. 22,386 2,802,503
NewMarket Corp. 3,198 2,718,812
5,521,315
Investments Shares Value
Commercial Services & Supplies -
0 .1%
Rollins, Inc. $ 10,749 $ 408,140
Communications Equipment -
2 .3%
Cisco Systems, Inc. 106,764 12,383,556
Consumer Finance -
0 .4%
OneMain Holdings, Inc. 39,114 2,447,754
Consumer Staples Distribution & Retail -
0 .2%
Costco Wholesale Corp. 984 936,660
Containers & Packaging -
0 .4%
Avery Dennison Corp. 11,562 1,962,418
Diversified Consumer Services -
0 .6%
H&R Block, Inc.(b) 69,126 3,043,618
Diversified Telecommunication Services -
0 .6%
Comcast Corp., Class A 139,728 3,347,883
Electric Utilities -
1 .7%
Duke Energy Corp. 29,520 3,702,694
Edison International 38,376 2,815,647
Evergy, Inc. 32,718 2,715,921
9,234,262
Electrical Equipment -
0 .8%
GE Vernova, Inc. 4,182 4,141,393
Entertainment -
0 .6%
Electronic Arts, Inc. 14,514 3,045,908
Financial Services -
0 .9%
Mastercard, Inc., Class A 1,012 579,977
MGIC Investment Corp.(b) 83,148 2,497,766
Visa, Inc., Class A 5,412 1,981,496
5,059,239
Food Products -
0 .8%
Cal-Maine Foods, Inc.(b) 27,060 2,375,327
Hershey Co. (The)(b) 12,546 2,196,177
4,571,504
Ground Transportation -
0 .4%
Landstar System, Inc. 12,054 2,106,678
Health Care Equipment & Supplies -
0 .4%
ResMed, Inc.(b) 9,348 1,972,241
Health Care Providers & Services -
0 .7%
Chemed Corp. 1,536 817,536
McKesson Corp. 3,198 2,738,096
UnitedHealth Group, Inc. 246 101,942
3,657,574

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotel & Resort REITs -
0 .2%
Host Hotels & Resorts, Inc., REIT $ 44,772 $ 1,125,120
Hotels, Restaurants & Leisure -
2 .7%
Booking Holdings, Inc. 18,204 3,511,552
Domino's Pizza, Inc. 4,674 1,623,935
Expedia Group, Inc. 7,134 2,102,675
Las Vegas Sands Corp. 55,350 2,706,061
Starbucks Corp. 984 103,566
Vail Resorts, Inc.(b) 14,514 2,168,101
Yum! Brands, Inc.(b) 17,958 2,752,602
14,968,492
Household Products -
3 .2%
Clorox Co. (The)(b) 7,421 708,928
Colgate-Palmolive Co. 15,498 1,414,967
Kimberly-Clark Corp.(b) 25,830 2,823,477
Procter & Gamble Co. (The) 88,560 12,796,035
17,743,407
Independent Power and Renewable Electricity Producers
-
0 .5%
AES Corp. (The) 160,392 2,354,554
Vistra Corp. 2,952 437,457
2,792,011
Insurance -
4 .1%
Aflac, Inc. 24,600 3,136,008
American Financial Group, Inc. 17,466 2,475,282
American International Group, Inc. 35,670 2,802,949
Globe Life, Inc. 17,466 3,183,178
MetLife, Inc. 35,424 3,405,309
Prudential Financial, Inc. 14,022 1,711,806
Unum Group 32,718 2,817,347
Willis Towers Watson plc 7,872 2,644,362
22,176,241
Interactive Media & Services -
5 .0%
Alphabet, Inc., Class A 37,394 13,317,125
Alphabet, Inc., Class C 30,258 10,791,516
Match Group, Inc. 75,522 2,976,322
27,084,963
IT Services -
1 .4%
Accenture plc, Class A 15,744 2,612,245
Amdocs Ltd. 37,638 2,097,189
Cognizant Technology Solutions
Corp., Class A 55,104 3,050,006
7,759,440
Leisure Products -
0 .5%
Hasbro, Inc. 29,274 2,750,000
Machinery -
1 .0%
Caterpillar, Inc. 492 400,886
Illinois Tool Works, Inc. 10,824 3,105,947
Investments Shares Value
Machinery
(continued)
Toro Co. (The) $ 22,140 $ 2,034,002
5,540,835
Media -
0 .5%
New York Times Co. (The), Class
A(b) 35,424 2,652,903
Metals & Mining -
2 .0%
Agnico Eagle Mines Ltd. 19,188 2,787,441
Anglogold Ashanti plc 28,044 2,224,450
Newmont Corp. 41,820 3,918,952
Southern Copper Corp.(b) 11,071 2,022,783
10,953,626
Mortgage Real Estate Investment Trusts (REITs) -
0 .4%
Starwood Property Trust, Inc.(b) 121,278 1,938,022
Multi-Utilities -
0 .5%
Consolidated Edison, Inc. 25,092 2,731,264
Oil, Gas & Consumable Fuels -
4 .2%
APA Corp. 68,634 2,561,421
Cheniere Energy, Inc. 11,070 2,917,720
ConocoPhillips 47,970 5,779,425
Devon Energy Corp. 61,992 2,797,699
ExxonMobil Holdings Corp.* 16,236 2,523,724
Range Resources Corp.(b) 64,206 2,577,229
Valero Energy Corp. 12,546 3,925,643
23,082,861
Pharmaceuticals -
4 .5%
Bristol-Myers Squibb Co. 77,490 5,060,872
Eli Lilly & Co. 3,936 4,521,834
Johnson & Johnson 58,794 15,071,842
Zoetis, Inc., Class A 1,148 88,729
24,743,277
Professional Services -
2 .6%
Automatic Data Processing, Inc. 15,498 4,129,597
Booz Allen Hamilton Holding Corp.,
Class A 36,162 2,521,215
Broadridge Financial Solutions, Inc. 6,150 946,792
Maximus, Inc.(b) 3,198 192,679
Paycom Software, Inc. 19,434 3,186,399
UL Solutions, Inc., Class A(b) 18,204 1,668,215
Verisk Analytics, Inc., Class A 8,445 1,645,508
14,290,405
Residential REITs -
1 .1%
American Homes 4 Rent, Class A,
REIT 14,268 476,837
AvalonBay Communities, Inc., REIT 15,252 2,830,924
Camden Property Trust, REIT 24,108 2,671,407
5,979,168
Retail REITs -
1 .1%
Brixmor Property Group, Inc., REIT 17,658 556,404

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Retail REITs
(continued)
Federal Realty Investment Trust,
REIT(b) $ 23,616 $ 2,930,509
Regency Centers Corp., REIT 34,194 2,745,436
6,232,349
Semiconductors & Semiconductor Equipment -
15 .2%
Broadcom, Inc. 65,436 25,472,926
KLA Corp. 50,485 9,229,668
Lam Research Corp. 25,338 7,424,541
NVIDIA Corp. 173,922 34,914,841
QUALCOMM, Inc. 41,082 6,064,114
83,106,090
Software -
5 .4%
Bentley Systems, Inc., Class B(b) 45,018 1,595,438
Clear Secure, Inc., Class A 12,546 693,041
Gen Digital, Inc. 79,212 2,174,369
Intuit, Inc. 8,856 2,799,116
Microsoft Corp. 47,478 22,063,976
Pegasystems, Inc.(b) 11,070 338,189
29,664,129
Specialized REITs -
1 .0%
Public Storage, REIT(b) 9,594 3,110,087
VICI Properties, Inc., Class A, REIT 100,368 2,644,697
5,754,784
Specialty Retail -
2 .0%
Bath & Body Works, Inc. 37,884 762,226
Best Buy Co., Inc. 39,852 3,437,634
TJX Cos., Inc. (The) 42,312 6,657,370
10,857,230
Technology Hardware, Storage & Peripherals -
8 .9%
Apple, Inc. 146,862 45,367,140
Western Digital Corp. 5,658 3,082,705
48,449,845
Textiles, Apparel & Luxury Goods -
0 .5%
Tapestry, Inc. 17,958 2,736,261
Tobacco -
2 .9%
Altria Group, Inc. 63,960 4,370,387
Philip Morris International, Inc. 59,286 11,312,954
15,683,341
Trading Companies & Distributors -
0 .6%
Fastenal Co. 68,634 3,274,528
Wireless Telecommunication Services -
0 .2%
T-Mobile US, Inc. 7,677 1,325,895
Total Common Stocks
(Cost $387,893,967) 542,448,730
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 4 .0% (c)
INVESTMENT COMPANIES - 0 .1%
BlackRock Liquidity FedFund
3.67%, 8/3/2026 $ 200,000 $ 200,000
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 200,000 200,000
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 200,000 200,000
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 200,000 200,000
Total Investment Companies
(Cost $800,000) 800,000
REPURCHASE AGREEMENTS - 3 .9%
BofA Securities, Inc.
4.08%, dated 7/31/2026, due
9/24/2026, repurchase price
$1,000,000, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.50%,
maturing 12/15/2028 - 8/15/2041;
total market value $1,011,252 1,000,000 1,000,000
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$11,843,206, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $12,003,870 11,843,206 11,843,206
MetLife, Inc.
3.64%, dated 7/31/2026, due
12/2/2026, repurchase price
$1,000,000, collateralized by
various Common Stocks, U.S.
Treasury Securities, 0.00%,
maturing 2/15/2045 - 8/15/2046;
total market value $13,010,887 1,000,000 1,000,000
National Bank of Canada Financial Inc.
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$5,000,000, collateralized by
various Common Stocks; total
market value $5,378,262 5,000,000 5,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$2,000,000, collateralized by
various Common Stocks; total
market value $2,200,602 $ 2,000,000 $ 2,000,000
Total Repurchase Agreements
(Cost $20,843,206) 20,843,206
Total Securities Lending Reinvestments
(Cost $21,643,206) 21,643,206
Total Investments - 103.3%
(Cost $409,537,173) 564,091,936
Liabilities in excess of other assets - (3.3%) (18,242,870)
NET ASSETS - 100.0% $545,849,066
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July 31,
2026 was $35,806,708, collateralized in the form of cash
with a value of $21,643,206 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $291,926 of
collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00%
– 5.75%, and maturity dates ranging from November
30, 2026 – December 07, 2055 and $14,900,795 of
collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.12%,
and maturity dates ranging from August 13, 2026 –
November 15, 2056; a total value of $36,835,927.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $21,643,206.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares
®
Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
S&P 500 E-Mini Index 8 09/18/2026 USD $ 3,007,700 $ 16,013
S&P 500 Micro E-Mini Index 8 09/18/2026 USD 300,770 (711)
$ 15,302
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 4 .0
Others
(1)
( 3 .3 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
International Quality Dividend Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Air Freight & Logistics -
0 .4%
Deutsche Post AG $ 73,920 $ 4,912,410
Automobile Components -
0 .6%
Continental AG 63,360 5,238,511
Magna International, Inc.(a) 26,400 1,809,243
7,047,754
Automobiles -
1 .1%
Dr Ing hc F Porsche AG (Preference)
(b) 21,120 1,031,276
Hero MotoCorp Ltd. 22,440 1,266,696
Kia Corp. 27,720 2,564,542
Mercedes-Benz Group AG 59,730 3,211,396
Renault SA 70,950 2,225,275
Subaru Corp. 165,000 2,813,990
13,113,175
Banks -
18 .3%
Banco BPM SpA 185,130 3,360,096
Bank Hapoalim BM 292,050 7,089,162
Bank Mandiri Persero Tbk. PT 21,153,000 4,925,590
Bank Negara Indonesia Persero Tbk.
PT 8,382,000 1,644,351
Bank Polska Kasa Opieki SA 136,620 8,959,825
Bank Rakyat Indonesia Persero Tbk.
PT 15,246,000 2,575,739
BNP Paribas SA 80,190 10,117,517
CaixaBank SA 770,880 11,144,351
Danske Bank A/S 63,360 3,639,659
DBS Group Holdings Ltd. 60,300 3,476,714
DNB Bank ASA 99,000 3,183,716
Erste Bank Polska SA 52,470 10,302,252
FinecoBank Banca Fineco SpA 80,850 2,203,690
Grupo Cibest SA (Preference) 15,840 375,035
Grupo Financiero Banorte SAB de
CV, Class O 858,000 9,918,944
HSBC Holdings plc 239,580 5,081,257
ING Bank Slaski SA 2,970 351,475
Intesa Sanpaolo SpA 2,215,620 16,669,098
Japan Post Bank Co. Ltd. 33,000 644,767
KBC Group NV 64,020 9,181,496
Komercni Banka A/S 49,830 2,487,697
Krung Thai Bank PCL, NVDR 2,186,600 2,897,568
Mitsubishi UFJ Financial Group, Inc. 363,000 8,141,140
National Australia Bank Ltd. 245,190 7,117,406
NatWest Group plc 1,351,680 12,838,667
Nordea Bank Abp 247,500 4,983,320
Powszechna Kasa Oszczednosci
Bank Polski SA 151,140 4,518,777
Royal Bank of Canada 34,650 7,247,144
Sberbank of Russia PJSC*‡ 1,227,390 —
Skandinaviska Enskilda Banken AB,
Class A(a) 416,790 9,755,682
Investments Shares Value
Banks
(continued)
Swedbank AB, Class A(a) $ 265,980 $ 10,622,472
Toronto-Dominion Bank (The) 101,640 12,174,919
UniCredit SpA 143,550 13,478,826
211,108,352
Beverages -
0 .8%
Ambev SA 2,772,000 8,724,136
Broadline Retail -
0 .4%
Alibaba Group Holding Ltd., ADR(a) 33,660 4,114,935
Capital Markets -
3 .8%
Brookfield Asset Management Ltd.,
Class A(a) 186,450 9,012,492
Daiwa Securities Group, Inc. 264,000 2,996,062
IGM Financial, Inc.(a) 150,150 9,328,919
Japan Exchange Group, Inc. 396,000 5,452,850
Julius Baer Group Ltd. 30,690 2,688,718
Korea Investment Holdings Co. Ltd. 44,550 6,452,672
Moscow Exchange MICEX-RTS
PJSC*‡ 775,590 —
Nomura Holdings, Inc. 330,000 3,150,259
Partners Group Holding AG(a) 4,950 4,111,489
Schroders plc 122,760 972,227
44,165,688
Chemicals -
0 .9%
Mitsubishi Chemical Group Corp. 1,023,000 7,632,746
Nitto Denko Corp. 114,600 2,393,123
10,025,869
Construction & Engineering -
0 .6%
Bouygues SA 44,220 2,480,778
Enka Insaat ve Sanayi A/S 1,100,880 2,029,197
HOCHTIEF AG 5,280 2,692,398
7,202,373
Consumer Staples Distribution & Retail -
0 .4%
Alibaba Health Information
Technology Ltd.*(a) 4,620,000 2,115,104
Carrefour SA 130,680 2,395,889
4,510,993
Diversified REITs -
0 .9%
Fibra Uno Administracion SA de CV,
REIT 693,000 1,245,774
Stockland, REIT(a) 3,092,760 9,275,294
10,521,068
Diversified Telecommunication Services -
2 .0%
BCE, Inc.(a) 119,460 2,589,893
Deutsche Telekom AG (Registered) 89,760 2,763,595
Telefonica SA(a) 571,890 2,358,229
Telenor ASA 492,360 6,946,054
Telkom Indonesia Persero Tbk. PT 29,172,000 4,263,775

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services
(continued)
Telstra Group Ltd. $ 683,430 $ 2,409,636
TELUS Corp. 191,730 1,828,668
23,159,850
Electric Utilities -
2 .1%
Enel SpA 1,280,070 14,431,816
Fortum OYJ 339,240 7,698,916
Origin Energy Ltd. 323,400 2,444,026
24,574,758
Electrical Equipment -
0 .4%
Fujikura Ltd. 198,000 5,187,979
Financial Services -
1 .9%
Banca Mediolanum SpA 376,530 10,037,628
Chailease Holding Co. Ltd. 673,200 2,322,529
ORIX Corp. 246,800 9,935,550
22,295,707
Food Products -
1 .9%
China Feihe Ltd.(a)(b) 5,610,000 2,353,716
Nestle SA (Registered) 117,810 11,796,290
WH Group Ltd.(b) 7,095,000 7,645,474
21,795,480
Gas Utilities -
0 .8%
China Gas Holdings Ltd.(a) 8,976,000 6,993,899
Hong Kong & China Gas Co. Ltd.(a) 2,171,000 1,946,303
8,940,202
Health Care Equipment & Supplies -
1 .3%
Cochlear Ltd.(a) 34,980 2,946,710
Coloplast A/S, Class B(a) 135,300 8,942,598
Siemens Healthineers AG(b) 65,670 2,785,017
14,674,325
Hotels, Restaurants & Leisure -
2 .9%
Allwyn AG(a) 605,550 9,294,186
H World Group Ltd., ADR(a) 188,430 8,044,077
Haidilao International Holding Ltd.
(a)(b) 3,836,000 5,816,420
Talabat Holding plc 35,441,010 10,132,068
33,286,751
Household Products -
0 .7%
Unilever Indonesia Tbk. PT 82,797,000 8,075,399
Independent Power and Renewable Electricity Producers
-
0 .3%
Datang International Power
Generation Co. Ltd., Class H(a) 5,940,000 1,908,896
Huaneng Power International, Inc.,
Class H(a) 1,320,000 1,015,048
Unipro PAO*‡ 125,500,000 —
2,923,944
Investments Shares Value
Industrial Conglomerates -
1 .8%
Astra International Tbk. PT $ 18,084,000 $ 5,125,508
Hitachi Ltd. 198,000 6,549,637
Quinenco SA 1,883,970 9,049,793
20,724,938
Industrial REITs -
0 .2%
CapitaLand Ascendas REIT, REIT 1,254,000 2,510,344
Insurance -
4 .3%
Admiral Group plc 48,510 2,462,450
Aviva plc 365,640 3,411,944
BB Seguridade Participacoes SA 1,254,000 10,183,744
Caixa Seguridade Participacoes SA 2,376,000 9,470,048
China Taiping Insurance Holdings
Co. Ltd. 792,000 2,224,016
Legal & General Group plc 2,536,050 10,252,319
MS&AD Insurance Group Holdings,
Inc. 89,000 2,752,306
Powszechny Zaklad Ubezpieczen SA 408,540 7,757,393
Tokio Marine Holdings, Inc. 18,400 937,652
49,451,872
Interactive Media & Services -
0 .6%
Tencent Holdings Ltd. 106,100 6,429,647
IT Services -
0 .8%
HCL Technologies Ltd. 617,760 8,720,442
Infosys Ltd. 81,180 961,500
9,681,942
Machinery -
2 .1%
FANUC Corp. 26,200 1,174,043
GEA Group AG 8,250 585,184
Komatsu Ltd. 198,000 8,697,202
Kone OYJ, Class B 111,870 6,448,473
Makita Corp.(a) 243,200 7,916,505
24,821,407
Marine Transportation -
2 .0%
COSCO SHIPPING Holdings Co.
Ltd., Class H(a) 4,516,000 9,081,988
Evergreen Marine Corp. Taiwan Ltd. 1,356,164 8,560,211
Nippon Yusen KK(a) 66,000 2,532,643
Orient Overseas International Ltd.(a) 129,500 2,528,368
22,703,210
Metals & Mining -
5 .5%
Barrick Mining Corp. 113,850 4,175,487
BHP Group Ltd.(a) 394,350 16,704,165
China Hongqiao Group Ltd.(a) 2,145,000 6,712,699
Fortescue Ltd.(a) 576,180 7,490,627
GMK Norilskiy Nickel PAO*‡ 1,631,500 —
Kumba Iron Ore Ltd.(a) 436,920 6,928,157
Lundin Gold, Inc. 134,640 7,533,160
Rio Tinto Ltd.(a) 29,700 3,558,055
Rio Tinto plc 87,450 8,442,782
Severstal PAO*‡ 58,985 —

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Vedanta Ltd. $ 724,350 $ 2,006,073
63,551,205
Oil, Gas & Consumable Fuels -
5 .3%
BP plc 1,222,980 9,093,185
Canadian Natural Resources Ltd. 163,020 7,760,256
Equinor ASA 114,510 4,665,303
PetroChina Co. Ltd., Class H(a) 2,818,000 3,572,093
PTT Exploration & Production PCL,
NVDR 1,782,000 7,951,426
Shell plc 56,430 2,569,453
Suncor Energy, Inc. 33,330 2,236,651
TotalEnergies SE 129,030 11,344,967
United Tractors Tbk. PT 4,686,000 6,237,062
Var Energi ASA 470,250 2,340,292
Woodside Energy Group Ltd.(a) 159,060 3,681,035
61,451,723
Paper & Forest Products -
0 .7%
UPM-Kymmene OYJ 296,670 8,028,168
Passenger Airlines -
1 .8%
Cathay Pacific Airways Ltd. 5,431,000 10,111,789
Eva Airways Corp. 5,940,000 7,958,229
Qantas Airways Ltd. 381,810 2,668,234
20,738,252
Pharmaceuticals -
3 .7%
Astellas Pharma, Inc.(a) 198,000 2,738,238
AstraZeneca plc 19,140 3,253,707
Novartis AG (Registered) 23,430 3,666,322
Novo Nordisk A/S, Class B 398,640 18,806,813
Roche Holding AG 33,660 14,711,299
Sanofi SA 1,980 169,649
43,346,028
Professional Services -
2 .5%
Bureau Veritas SA 172,590 5,492,541
Intertek Group plc 116,820 9,181,094
SGS SA (Registered) 40,920 4,844,345
Wolters Kluwer NV 117,810 9,200,883
28,718,863
Real Estate Management & Development -
0 .9%
China Resources Land Ltd.(a) 537,000 2,273,567
CK Asset Holdings Ltd. 495,000 3,019,894
Emaar Properties PJSC 951,060 2,848,415
Vonovia SE 107,910 2,610,997
10,752,873
Retail REITs -
1 .0%
Klepierre SA, REIT 207,570 9,395,166
Link REIT, REIT(a) 495,000 2,469,445
11,864,611
Investments Shares Value
Semiconductors & Semiconductor Equipment -
15 .0%
Advantest Corp. $ 120,700 $ 24,636,521
ASML Holding NV 8,580 14,158,019
Lasertec Corp. 2,900 690,463
MediaTek, Inc. 208,775 22,964,669
Novatek Microelectronics Corp. 573,528 9,210,094
Realtek Semiconductor Corp. 455,500 9,626,118
SK hynix, Inc. 12,870 15,508,634
Taiwan Semiconductor Manufacturing
Co. Ltd. 702,052 52,677,252
Tokyo Electron Ltd. 69,500 24,225,153
173,696,923
Software -
0 .1%
SAP SE 5,610 1,017,759
Specialty Retail -
0 .7%
Chow Tai Fook Jewellery Group Ltd.
(a) 3,828,000 6,038,609
H & M Hennes & Mauritz AB, Class
B(a) 128,700 2,350,057
8,388,666
Technology Hardware, Storage & Peripherals -
2 .5%
Asustek Computer, Inc. 130,828 3,278,897
Quanta Computer, Inc. 330,000 2,976,423
Samsung Electronics Co. Ltd. 120,450 22,177,264
28,432,584
Textiles, Apparel & Luxury Goods -
1 .1%
Bosideng International Holdings Ltd.
(a) 15,840,000 9,978,780
LVMH Moet Hennessy Louis Vuitton
SE 1,980 1,082,434
Shenzhou International Group
Holdings Ltd. 396,000 2,251,285
13,312,499
Tobacco -
1 .9%
British American Tobacco plc 153,120 9,416,999
Imperial Brands plc 209,550 7,966,554
Japan Tobacco, Inc.(a) 93,600 4,194,291
21,577,844
Trading Companies & Distributors -
0 .5%
Mitsubishi Corp. 176,400 5,291,169
Transportation Infrastructure -
0 .7%
Aena SME SA(b) 186,780 5,733,525
Grupo Aeroportuario del Pacifico
SAB de CV, Class B(a) 100,650 2,184,257
7,917,782
Wireless Telecommunication Services -
1 .1%
Mobile Telecommunications Co.
KSCP 1,258,620 2,428,559
Tele2 AB, Class B(a) 405,570 7,020,952

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Wireless Telecommunication Services
(continued)
Vodafone Group plc $ 2,033,790 $ 3,225,523
12,675,034
Total Common Stocks
(Cost $904,723,145) 1,147,446,491
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2 .1% (c)
INVESTMENT COMPANIES - 0 .0% (d)
BlackRock Liquidity FedFund
3.67%, 8/3/2026 200,000 200,000
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 200,000 200,000
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 200,000 200,000
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 200,000 200,000
Total Investment Companies
(Cost $800,000) 800,000
REPURCHASE AGREEMENTS - 2 .1%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$19,016,947, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $19,274,930 19,016,947 19,016,947
National Bank of Canada Financial Inc.
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$4,000,000, collateralized by
various Common Stocks; total
market value $4,302,609 4,000,000 4,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$1,000,000, collateralized by
various Common Stocks; total
market value $1,100,301 $ 1,000,000 $ 1,000,000
Total Repurchase Agreements
(Cost $24,016,947) 24,016,947
Total Securities Lending Reinvestments
(Cost $24,816,947) 24,816,947
Total Investments - 101.4%
(Cost $929,540,092) 1,172,263,438
Liabilities in excess of other assets - (1.4%) (15,806,264)
NET ASSETS - 100.0% $1,156,457,174
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
July 31, 2026. The total value of securities on loan
at July 31, 2026 was $163,954,042, collateralized in
the form of cash with a value of $24,816,947 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $82,767,715 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from September 14, 2026 – June 30, 2120 and
$66,013,048 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.13%, and maturity dates ranging from August 06, 2026
– May 15, 2056; a total value of $173,597,710.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $24,816,947.
(d) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Futures Contracts
FlexShares
®
International Quality Dividend Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
MSCI EAFE Index 40 09/18/2026 USD $ 6,364,600 $ 88,409
MSCI Emerging Markets Index 30 09/18/2026 USD 2,463,450 (125,681)
$ (37,272)
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
INR
*
336,419,000 GOLDMAN SACHS BANK USA USD 3,498,825 09/16/2026 $ 13,706
JPY 202,735,000 BANK OF MONTREAL, THE USD 1,269,015 09/16/2026 8,695
USD 424,990 MORGAN STANLEY & CO INC NY AUD 597,000 09/16/2026 6,029
USD 137,757 BANK OF MONTREAL, THE CAD 191,000 09/16/2026 1,343
USD 1,652,677 JPMORGAN BANK, N.A. NEW YORK CHF 1,282,364 09/16/2026 60,002
USD 450,433 UBS AG STAMFORD BRANCH CHF 348,000 09/16/2026 18,222
USD 407,456 JPMORGAN BANK, N.A. NEW YORK DKK 2,598,779 09/16/2026 6,527
USD 2,394,955 JPMORGAN BANK, N.A. NEW YORK EUR 2,046,812 09/16/2026 35,849
USD 1,181,170 BNP-PARIBAS SA HKD 9,225,000 09/16/2026 2,937
USD 2,322,921 TORONTO DOMINION BANK JPY 367,026,715 09/16/2026 9,786
USD 162,464 MORGAN STANLEY & CO INC NY SGD 206,000 09/16/2026 1,503
Total unrealized appreciation $ 164,599
AUD 782,000 BANK OF MONTREAL, THE USD 561,396 09/16/2026 $ (12,607)
CAD 621,313 BANK OF MONTREAL, THE USD 451,220 09/16/2026 (7,473)
DKK 2,224,000 BARCLAYS LONDON USD 346,078 09/16/2026 (2,968)
EUR 513,000 TORONTO DOMINION BANK USD 596,081 09/16/2026 (4,810)
HKD 5,033,000 BANK OF MONTREAL, THE USD 644,677 09/16/2026 (1,854)
USD 37,543 GOLDMAN SACHS BANK USA BRL
*
193,155 09/16/2026 (71)
USD 1,267,288 MORGAN STANLEY & CO INC NY GBP 942,955 09/16/2026 (1,664)
USD 3,834,205 GOLDMAN SACHS BANK USA INR
*
371,753,000 09/16/2026 (47,246)
USD 371,450 GOLDMAN SACHS BANK USA KRW
*
557,330,039 09/16/2026 (19,697)
Total unrealized depreciation $ (98,390)
Net unrealized appreciation $ 66,209
* Non-deliverable forward.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Australia 5 .1%
Belgium 0 .8
Brazil 2 .5
Canada 5 .7
Chile 0 .8
China 7 .2
Colombia 0 .0
†
Czech Republic 0 .2
Denmark 2 .7
Finland 1 .9
France 3 .9
Germany 2 .3
Greece 0 .8
Hong Kong 2 .2
India 1 .1
Indonesia 2 .9
Israel 0 .6
Italy 5 .2
Japan 12 .2
Kuwait 0 .2
Mexico 1 .2
Netherlands 2 .0
Norway 1 .5
Poland 2 .8
Singapore 0 .5
South Africa 0 .6
South Korea 4 .0
Spain 1 .7
Sweden 3 .0
Switzerland 3 .6
Taiwan 10 .3
Thailand 0 .9
Turkey 0 .2
United Arab Emirates 1 .1
United Kingdom 7 .6
Other
1
0 .7
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 2 .1
Others
(1)
( 1 .4 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
International Quality Dividend Dynamic Index Fund
July 31, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .2%
Air Freight & Logistics -
0 .4%
Deutsche Post AG $ 7,098 $ 471,703
Automobile Components -
1 .3%
Continental AG 10,140 838,360
Magna International, Inc. 4,004 274,402
Sumitomo Electric Industries Ltd. 20,800 285,302
1,398,064
Automobiles -
1 .0%
Dr Ing hc F Porsche AG (Preference)
(a) 4,082 199,321
Isuzu Motors Ltd. 11,500 173,520
Kia Corp. 2,730 252,569
Mercedes-Benz Group AG 5,616 301,946
Renault SA 6,968 218,544
1,145,900
Banks -
18 .3%
Banco BPM SpA 16,510 299,655
Bank Mandiri Persero Tbk. PT 907,400 211,293
Bank Negara Indonesia Persero Tbk.
PT 764,400 149,957
Bank Polska Kasa Opieki SA 12,974 850,862
Bank Rakyat Indonesia Persero Tbk.
PT 1,424,800 240,713
Barclays plc 102,024 698,439
BNP Paribas SA 7,488 944,756
CaixaBank SA 39,598 572,455
Chongqing Rural Commercial Bank
Co. Ltd., Class H 78,000 65,252
Danske Bank A/S 6,006 345,009
DBS Group Holdings Ltd. 13,000 749,541
DNB Bank ASA 2,574 82,777
Erste Bank Polska SA 4,732 929,107
FinecoBank Banca Fineco SpA 17,576 479,061
Grupo Cibest SA (Preference) 10,400 246,235
Grupo Financiero Banorte SAB de
CV, Class O 80,600 931,780
HSBC Holdings plc 110,838 2,350,765
ING Bank Slaski SA 1,950 230,766
Intesa Sanpaolo SpA 208,104 1,565,659
KBC Group NV 6,006 861,357
Komercni Banka A/S 3,354 167,444
Mitsubishi UFJ Financial Group, Inc. 96,200 2,157,514
NatWest Group plc 116,948 1,110,808
Nordea Bank Abp 23,764 478,479
Powszechna Kasa Oszczednosci
Bank Polski SA 25,038 748,585
Royal Bank of Canada 4,446 929,893
Sberbank of Russia PJSC
(Preference)*‡ 31,920 —
Skandinaviska Enskilda Banken AB,
Class A(b) 38,428 899,473
Investments Shares Value
Banks
(continued)
Swedbank AB, Class A(b) $ 22,646 $ 904,416
UniCredit SpA 1,612 151,361
20,353,412
Beverages -
0 .7%
Ambev SA 262,600 826,464
Broadline Retail -
0 .6%
Alibaba Group Holding Ltd., ADR(b) 2,054 251,102
JD.com, Inc., ADR(b) 11,544 381,067
632,169
Building Products -
0 .3%
Cie de Saint-Gobain SA 3,874 362,284
Capital Markets -
4 .0%
Brookfield Asset Management Ltd.,
Class A(b) 17,420 842,036
CVC Capital Partners plc(a)(b) 52,754 880,701
Daiwa Securities Group, Inc. 10,400 118,027
EQT AB(b) 5,798 196,731
Hong Kong Exchanges & Clearing
Ltd. 8,400 437,696
Julius Baer Group Ltd. 3,146 275,618
Korea Investment Holdings Co. Ltd. 4,992 723,047
Nomura Holdings, Inc. 36,400 347,483
Partners Group Holding AG(b) 754 626,275
4,447,614
Chemicals -
0 .3%
Shin-Etsu Chemical Co. Ltd. 10,000 364,264
Construction & Engineering -
0 .2%
Bouygues SA 4,186 234,838
Construction Materials -
0 .8%
Holcim AG 9,776 886,190
Consumer Staples Distribution & Retail -
0 .2%
Alibaba Health Information
Technology Ltd.*(b) 416,000 190,451
Carrefour SA 2,990 54,819
245,270
Diversified Telecommunication Services -
1 .1%
BCE, Inc.(b) 6,760 146,557
Telefonica SA 56,290 232,116
Telkom Indonesia Persero Tbk. PT 4,630,600 676,807
TELUS Corp. 17,862 170,363
1,225,843
Electric Utilities -
1 .4%
Enel SpA 116,740 1,316,155
Origin Energy Ltd.(b) 28,340 214,173
1,530,328

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment -
0 .8%
Fujikura Ltd. $ 26,000 $ 681,250
Siemens Energy AG 1,144 194,065
875,315
Electronic Equipment, Instruments & Components -
0 .6%
Hon Hai Precision Industry Co. Ltd. 93,000 720,830
Energy Equipment & Services -
0 .7%
Tenaris SA 25,818 740,840
Financial Services -
1 .1%
Banca Mediolanum SpA 35,984 959,270
Chailease Holding Co. Ltd. 64,260 221,696
1,180,966
Food Products -
0 .9%
Charoen Pokphand Foods PCL,
NVDR 296,400 199,716
China Feihe Ltd.(a)(b) 208,000 87,268
Nestle SA (Registered) 286 28,637
WH Group Ltd.(a) 637,000 686,422
1,002,043
Gas Utilities -
0 .7%
China Gas Holdings Ltd.(b) 598,000 465,948
ENN Energy Holdings Ltd. 13,000 77,818
Grupo Energia Bogota SA ESP 167,440 152,456
Hong Kong & China Gas Co. Ltd.(b) 78,000 69,927
766,149
Health Care Equipment & Supplies -
1 .4%
Cochlear Ltd.(b) 3,354 282,541
Coloplast A/S, Class B(b) 832 54,991
Koninklijke Philips NV 10,192 266,658
Siemens Healthineers AG(a) 6,110 259,121
Sonova Holding AG (Registered) 1,664 452,481
Straumann Holding AG (Registered) 2,210 272,832
1,588,624
Hotels, Restaurants & Leisure -
3 .1%
Accor SA 4,654 240,424
Allwyn AG(b) 58,110 891,892
H World Group Ltd., ADR 17,680 754,759
Haidilao International Holding Ltd.
(a)(b) 364,000 551,923
Talabat Holding plc 3,391,414 969,556
3,408,554
Household Products -
0 .7%
Unilever Indonesia Tbk. PT 7,878,000 768,361
Industrial Conglomerates -
3 .3%
Astra International Tbk. PT 546,000 154,752
Hitachi Ltd. 63,400 2,097,207
Quinenco SA 178,152 855,767
Investments Shares Value
Industrial Conglomerates
(continued)
SK Square Co. Ltd. $ 702 $ 511,100
3,618,826
Insurance -
4 .5%
Aegon Ltd. 4,602 43,619
Ageas SA/NV 1,066 88,184
BB Seguridade Participacoes SA 117,000 950,158
Caixa Seguridade Participacoes SA 184,600 735,762
Daiichi Life Group, Inc. 31,200 375,928
Legal & General Group plc 236,444 955,856
Manulife Financial Corp. 12,714 564,261
Ping An Insurance Group Co. of
China Ltd., Class H(b) 48,000 359,008
Powszechny Zaklad Ubezpieczen SA 36,972 702,028
Tokio Marine Holdings, Inc. 5,200 264,989
5,039,793
Interactive Media & Services -
0 .3%
Tencent Holdings Ltd. 5,200 315,119
IT Services -
0 .9%
HCL Technologies Ltd. 40,352 569,618
Infosys Ltd. 13,910 164,751
Tech Mahindra Ltd. 15,262 264,132
998,501
Machinery -
4 .5%
FANUC Corp. 18,200 815,557
Komatsu Ltd. 18,200 799,440
Kone OYJ, Class B 7,384 425,633
Makita Corp.(b) 23,400 761,703
Metso OYJ 13,234 245,297
SKF AB, Class B(b) 9,152 247,315
Techtronic Industries Co. Ltd. 52,000 875,331
VAT Group AG(a) 1,144 851,230
5,021,506
Marine Transportation -
2 .1%
AP Moller - Maersk A/S, Class B 78 208,964
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 429,000 862,749
Evergreen Marine Corp. Taiwan Ltd. 130,000 820,570
Orient Overseas International Ltd.(b) 13,000 253,813
Yang Ming Marine Transport Corp. 130,000 204,338
2,350,434
Media -
0 .3%
Publicis Groupe SA 2,990 318,626
Metals & Mining -
5 .8%
Barrick Mining Corp. 23,582 864,878
BHP Group Ltd.(b) 37,336 1,581,506
China Hongqiao Group Ltd.(b) 208,000 650,928
Fortescue Ltd.(b) 54,496 708,475
GMK Norilskiy Nickel PAO*‡ 212,800 —
Kumba Iron Ore Ltd.(b) 34,918 553,688
Lundin Gold, Inc. 12,896 721,536

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Lundin Mining Corp.(b) $ 9,126 $ 225,800
NMDC Ltd. 221,806 197,688
Rio Tinto plc 8,216 793,206
Severstal PAO*‡ 7,952 —
Vedanta Ltd. 50,388 139,549
6,437,254
Oil, Gas & Consumable Fuels -
4 .3%
BP plc 90,506 672,936
Cameco Corp. 104 8,969
Canadian Natural Resources Ltd. 15,574 741,371
Cenovus Energy, Inc. 11,414 343,921
Ovintiv, Inc. 4,420 276,073
PTT Exploration & Production PCL,
NVDR 171,600 765,693
TotalEnergies SE 10,582 930,423
United Tractors Tbk. PT 317,200 422,193
Var Energi ASA 45,474 226,310
Woodside Energy Group Ltd.(b) 15,288 353,802
4,741,691
Paper & Forest Products -
0 .2%
UPM-Kymmene OYJ 8,008 216,704
Passenger Airlines -
2 .1%
Cathay Pacific Airways Ltd. 520,000 968,170
Eva Airways Corp. 624,000 836,016
Qantas Airways Ltd. 35,282 246,564
Singapore Airlines Ltd. 41,600 249,509
2,300,259
Pharmaceuticals -
3 .6%
AstraZeneca plc 416 70,718
Novartis AG (Registered) 4,498 703,846
Novo Nordisk A/S, Class B 48,412 2,283,954
Roche Holding AG 494 215,906
Sanofi SA 8,164 699,503
3,973,927
Professional Services -
1 .2%
Bureau Veritas SA 18,148 577,546
Intertek Group plc 8,892 698,838
1,276,384
Real Estate Management & Development -
1 .2%
CK Asset Holdings Ltd. 130,000 793,103
Emaar Properties PJSC 85,904 257,282
Sun Hung Kai Properties Ltd.(b) 5,000 78,555
Vonovia SE 10,296 249,123
1,378,063
Semiconductors & Semiconductor Equipment -
14 .7%
Advantest Corp. 8,800 1,796,200
ASML Holding NV 624 1,029,674
BE Semiconductor Industries NV 936 213,498
Disco Corp. 700 257,095
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Lasertec Corp. $ 3,500 $ 833,318
MediaTek, Inc. 22,300 2,452,938
Novatek Microelectronics Corp. 54,000 867,168
Realtek Semiconductor Corp. 13,000 274,730
Renesas Electronics Corp. 13,900 300,479
SK hynix, Inc. 1,014 1,221,893
Taiwan Semiconductor Manufacturing
Co. Ltd. 63,000 4,727,096
Tokyo Electron Ltd. 6,600 2,300,518
United Microelectronics Corp. 14,000 52,415
16,327,022
Software -
0 .1%
SAP SE 312 56,603
Specialty Retail -
1 .6%
Chow Tai Fook Jewellery Group Ltd.
(b) 343,200 541,392
H & M Hennes & Mauritz AB, Class
B(b) 12,428 226,935
Industria de Diseno Textil SA 15,236 989,381
1,757,708
Technology Hardware, Storage & Peripherals -
3 .7%
Asustek Computer, Inc. 13,000 325,815
Gigabyte Technology Co. Ltd. 22,000 229,060
Inventec Corp. 52,000 99,434
Lenovo Group Ltd.(b) 156,000 474,668
Lite-On Technology Corp. 39,000 252,205
Logitech International SA
(Registered) 4,004 406,215
Pegatron Corp. 89,000 232,421
Quanta Computer, Inc. 31,000 279,603
Samsung Electronics Co. Ltd. 10,010 1,843,042
4,142,463
Textiles, Apparel & Luxury Goods -
1 .2%
Bosideng International Holdings Ltd.
(b) 1,040,000 655,172
Cie Financiere Richemont SA
(Registered) 1,560 368,091
LVMH Moet Hennessy Louis Vuitton
SE 182 99,496
Shenzhou International Group
Holdings Ltd. 39,000 221,718
1,344,477
Tobacco -
0 .4%
British American Tobacco plc 1,248 76,753
Imperial Brands plc 10,400 395,381
Japan Tobacco, Inc. 600 26,887
499,021
Trading Companies & Distributors -
0 .5%
Marubeni Corp. 10,400 339,711
Rexel SA 5,746 236,940
576,651

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure -
0 .2%
Grupo Aeroportuario del Pacifico
SAB de CV, Class B $ 9,490 $ 205,947
Wireless Telecommunication Services -
0 .9%
Mobile Telecommunications Co.
KSCP 123,396 238,098
SoftBank Group Corp. 2,600 85,891
Tele2 AB, Class B(b) 20,462 354,224
Vodafone Group plc 193,336 306,624
984,837
Total Common Stocks
(Cost $83,644,450) 109,057,841
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1 .0% (c)
INVESTMENT COMPANIES - 0 .0% (d)
BlackRock Liquidity FedFund
3.67%, 8/3/2026 11,570 11,570
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 11,570 11,570
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 11,570 11,570
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 11,570 11,570
Total Investment Companies
(Cost $46,280) 46,280
REPURCHASE AGREEMENTS - 1 .0%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$954,335, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $967,281 954,335 954,335
National Bank of Canada Financial Inc.
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$25,000, collateralized by various
Common Stocks; total market
value $26,891 25,000 25,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$100,000, collateralized by
various Common Stocks; total
market value $110,030 $ 100,000 $ 100,000
Total Repurchase Agreements
(Cost $1,079,335) 1,079,335
Total Securities Lending Reinvestments
(Cost $1,125,615) 1,125,615
Total Investments - 99.2%
(Cost $84,770,065) 110,183,456
Other assets less liabilities - 0.8% 863,886
NET ASSETS - 100.0% $111,047,342
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July 31,
2026 was $12,345,786, collateralized in the form of cash
with a value of $1,125,615 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $6,502,802
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from September 14,
2026 – June 30, 2120 and $5,474,342 of collateral in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 5.00%, and maturity dates
ranging from August 06, 2026 – May 15, 2056; a total
value of $13,102,759.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $1,125,615.
(d) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
MSCI EAFE Index 8 09/18/2026 USD $ 1,272,920 $ 14,677
MSCI Emerging Markets Index 8 09/18/2026 USD 656,920 (45,229)
$ (30,552)
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of July 31, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
GBP 30,000 BANK OF MONTREAL, THE USD 39,596 09/16/2026 $ 775
JPY 11,400,000 MORGAN STANLEY & CO INC NY USD 70,946 09/16/2026 901
JPY 6,000,000 UBS AG STAMFORD BRANCH USD 37,280 09/16/2026 534
USD 148,209 JPMORGAN BANK, N.A. NEW YORK CHF 115,000 09/16/2026 5,381
USD 58,011 JPMORGAN BANK, N.A. NEW YORK DKK 370,000 09/16/2026 929
USD 152,112 JPMORGAN BANK, N.A. NEW YORK EUR 130,000 09/16/2026 2,277
USD 152,086 TORONTO DOMINION BANK JPY 24,030,000 09/16/2026 641
Total unrealized appreciation $ 11,438
USD 147,835 MORGAN STANLEY & CO INC NY GBP 110,000 09/16/2026 $ (194)
Total unrealized depreciation $ (194)
Net unrealized appreciation $ 11,244
Abbreviations:
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Australia 3 .0%
Belgium 0 .9
Brazil 2 .3
Canada 5 .5
Chile 0 .8
China 6 .4
Colombia 0 .4
Czech Republic 0 .1
Denmark 2 .6
Finland 0 .8
France 4 .4
Germany 2 .3
Greece 0 .8
Hong Kong 3 .5
India 1 .2
Indonesia 2 .4
Italy 5 .0
Japan 13 .7
Kuwait 0 .2
Mexico 1 .0
Netherlands 2 .2
Norway 0 .3
Poland 3 .1
Singapore 0 .9
South Africa 0 .5
South Korea 4 .1
Spain 1 .6
Sweden 3 .0
Switzerland 4 .6
Taiwan 11 .3
Thailand 0 .9
United Arab Emirates 1 .1
United Kingdom 7 .3
Other
1
1 .8
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .2%
Securities Lending Reinvestments 1 .0
Others
(1)
0 .8
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
iBoxx
®
3-Year Target Duration TIPS Index Fund
July 31, 2026 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .6%
U.S. Treasury Inflation Linked Bonds
1.75%, 1/15/2028
$ 42,810,101
$ 42,334,472
3.63%, 4/15/2028
59,348,010
60,460,399
2.50%, 1/15/2029
38,185,613
38,421,054
3.88%, 4/15/2029
227,717,149
237,256,289
3.38%, 4/15/2032
16,178,443
17,200,888
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/2027
77,548,352
76,860,522
0.50%, 1/15/2028
90,192,683
87,639,374
1.25%, 4/15/2028
76,379,929
74,852,071
0.75%, 7/15/2028
83,605,462
81,433,367
2.38%, 10/15/2028
78,626,746
79,042,838
0.88%, 1/15/2029
278,144,727
269,246,849
2.13%, 4/15/2029
269,665,610
268,675,425
0.25%, 7/15/2029
301,882,775
286,507,644
1.63%, 10/15/2029
286,097,991
282,212,380
0.13%, 1/15/2030
91,589,403
85,494,430
1.63%, 4/15/2030
92,985,027
91,134,188
0.13%, 7/15/2030
94,223,476
87,413,333
1.13%, 10/15/2030
95,864,892
92,267,418
0.13%, 1/15/2031
94,790,340
86,828,435
1.25%, 4/15/2031
102,656,843
98,509,773
0.13%, 7/15/2031(a)
98,582,133
89,668,968
Total U.S. Treasury Obligations
(Cost $2,580,123,479) 2,533,460,117
Total Investments - 99.6%
(Cost $2,580,123,479) 2,533,460,117
Other assets less liabilities - 0.4% 9,414,864
NET ASSETS - 100.0% $2,542,874,981
(a)
The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July 31,
2026 was $43,273,562, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 4.25%, and maturity dates ranging from
October 10, 2028 – February 15, 2039; a total value of
$44,140,874.
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .6%
Others
(1)
0 .4
100 .0%

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
iBoxx
®
5-Year Target Duration TIPS Index Fund
July 31, 2026 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99.8%
U.S. Treasury Inflation Linked Bonds
3.38%, 4/15/2032
$ 21,914,248
$ 23,299,185
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/2029
44,492,464
43,888,194
0.13%, 1/15/2030
48,149,694
44,945,490
1.63%, 4/15/2030
48,885,963
47,912,903
0.13%, 7/15/2030(a)
49,535,718
45,955,449
1.13%, 10/15/2030
50,396,643
48,505,434
0.13%, 1/15/2031
128,298,007
117,521,629
1.25%, 4/15/2031
135,649,279
130,169,401
0.13%, 7/15/2031(a)
133,288,376
121,237,294
0.13%, 1/15/2032(a)
140,651,661
126,072,230
0.63%, 7/15/2032
49,600,520
45,443,426
1.13%, 1/15/2033
50,422,043
47,114,604
1.38%, 7/15/2033
46,789,166
44,272,742
1.75%, 1/15/2034
50,447,750
48,570,710
1.88%, 7/15/2034
52,809,890
51,220,366
2.13%, 1/15/2035
56,866,869
55,796,674
Total U.S. Treasury Obligations
(Cost $1,069,212,400) 1,041,925,731
Total Investments - 99.8%
(Cost $1,069,212,400) 1,041,925,731
Other assets less liabilities - 0.2% 1,782,544
NET ASSETS - 100.0% $1,043,708,275
(a) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July
31, 2026 was $179,402,529, $157,262,574 of collateral
in the form of Foreign Government Fixed Income
Securities, interest rates ranging from 0.00% – 6.25%,
and maturity dates ranging from December 1, 2026 –
June 30, 2120 and $40,365,880 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.75%, and maturity dates ranging
from August 11, 2026 – May 15, 2056; a total value of
$197,628,454.
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99.8%
Others
(1)
0.2
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Disciplined Duration MBS Index Fund
July 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 99.3%
FHLMC
2.50%, 4/1/2028 $ 274,651 $ 271,761
2.50%, 5/1/2028 124,367 122,517
2.50%, 6/1/2028 144,035 141,787
3.00%, 6/1/2029 222,621 218,595
3.00%, 8/1/2029 119,241 118,644
2.50%, 12/1/2030 432,059 415,943
3.00%, 1/1/2032 565,133 545,643
2.50%, 2/1/2032 698,797 667,603
3.00%, 9/1/2032 375,436 361,787
5.00%, 5/1/2034 23,701 23,456
5.00%, 7/1/2035 6,512 6,500
5.00%, 10/1/2035 10,683 10,629
5.00%, 12/1/2035 48,005 47,769
6.00%, 1/1/2037 35,618 36,995
6.00%, 4/1/2037 20,540 21,334
6.00%, 5/1/2037 31,484 32,702
5.00%, 2/1/2038 25,410 25,329
5.00%, 7/1/2038 30,358 30,194
5.00%, 10/1/2038 26,442 26,299
5.00%, 2/1/2039 60,749 60,447
5.00%, 5/1/2039 33,554 33,368
5.00%, 6/1/2039 11,236 11,176
5.00%, 7/1/2039 32,773 32,590
5.00%, 9/1/2039 3,050 3,034
6.00%, 11/1/2039 20,243 21,024
5.00%, 1/1/2040 9,079 9,027
6.00%, 4/1/2040 23,659 24,483
6.00%, 5/1/2040 57,449 59,613
6.00%, 7/1/2040 83,634 86,861
4.00%, 1/1/2041 8,597 8,215
5.00%, 5/1/2041 77,155 76,713
3.50%, 11/1/2041 42,319 39,413
3.00%, 3/1/2042 7,233 6,518
3.00%, 4/1/2042 54,688 49,265
3.00%, 6/1/2042 45,942 41,318
3.50%, 7/1/2042 429,389 399,414
3.00%, 8/1/2042 25,194 22,686
3.00%, 12/1/2042 53,710 48,321
3.00%, 1/1/2043 28,864 25,914
3.00%, 2/1/2043 13,807 12,476
3.00%, 4/1/2043 18,804 16,858
3.00%, 6/1/2043 10,395 9,341
3.50%, 8/1/2043 481,395 445,485
3.00%, 10/1/2043 37,806 33,925
4.00%, 8/1/2044 8,249 7,756
5.00%, 8/1/2044 20,350 20,241
4.00%, 1/1/2045 25,064 23,573
4.00%, 2/1/2045 52,508 49,507
4.00%, 8/1/2045 60,430 56,768
4.00%, 9/1/2045 10,188 9,567
4.00%, 10/1/2045 105,078 98,620
4.00%, 11/1/2045 21,238 19,923
4.00%, 12/1/2045 8,785 8,244
Investments
Principal
Amount Value
4.00%, 1/1/2046 $ 27,490 $ 25,834
2.50%, 9/1/2046 17,324 14,589
3.00%, 11/1/2046 15,747 13,957
FHLMC UMBS
3.00%, 8/1/2026 294 293
3.00%, 1/1/2027 4,127 4,109
3.00%, 2/1/2027 2,724 2,710
3.00%, 4/1/2027 18,612 18,504
2.50%, 6/1/2027 3,253 3,225
2.50%, 3/1/2028 163,186 160,825
2.50%, 7/1/2028 582,537 572,363
2.50%, 8/1/2030 391,668 377,841
2.50%, 11/1/2030 9,287 9,086
3.00%, 5/1/2031 9,545 9,351
2.00%, 8/1/2031 14,303 13,566
2.00%, 11/1/2031 22,779 21,564
2.00%, 1/1/2032 46,227 43,732
2.00%, 2/1/2032 50,829 47,864
2.00%, 12/1/2032 202,016 190,772
3.00%, 4/1/2033 420,356 413,195
2.50%, 12/1/2033 1,863,331 1,785,337
2.50%, 8/1/2034 857,643 805,014
2.00%, 10/1/2035 701,244 636,121
1.50%, 11/1/2035 426,150 379,183
1.50%, 2/1/2036 474,456 420,680
2.00%, 3/1/2036 255,966 232,989
1.50%, 4/1/2036 209,028 185,254
2.50%, 4/1/2037 532,717 492,669
4.50%, 9/1/2037 591,429 579,872
5.00%, 3/1/2038 31,566 31,361
5.00%, 7/1/2039 51,500 51,146
3.00%, 9/1/2039 73,755 67,923
3.00%, 10/1/2039 20,685 19,045
4.00%, 10/1/2039 750,605 720,018
5.00%, 10/1/2039 15,095 14,991
3.00%, 11/1/2039 81,770 75,170
5.00%, 1/1/2040 13,951 13,904
5.00%, 3/1/2040 25,326 25,150
5.00%, 5/1/2040 34,274 34,034
6.00%, 5/1/2040 564,088 589,726
2.00%, 7/1/2040 80,370 69,614
1.50%, 10/1/2040 422,948 352,139
3.50%, 12/1/2040 30,844 28,694
2.00%, 1/1/2041 128,662 110,796
2.00%, 2/1/2041 401,891 345,796
1.50%, 3/1/2041 554,328 461,208
2.00%, 3/1/2041 465,983 400,657
4.50%, 3/1/2041 52,968 51,456
4.50%, 4/1/2041 10,512 10,214
1.50%, 5/1/2041 457,077 379,667
2.00%, 6/1/2041 627,916 538,725
2.50%, 6/1/2041 353,959 312,959
2.00%, 10/1/2041 395,417 337,691
4.00%, 1/1/2042 37,909 36,057
5.00%, 2/1/2042 30,424 30,206

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
3.50%, 11/1/2042 $ 59,111 $ 54,783
3.50%, 1/1/2043 24,819 23,071
3.50%, 2/1/2043 18,253 16,950
2.50%, 6/1/2043 289,115 249,226
4.00%, 12/1/2043 8,381 7,920
4.50%, 3/1/2044 38,564 37,307
4.00%, 6/1/2044 2,923 2,743
4.50%, 7/1/2044 13,076 12,562
4.00%, 8/1/2044 8,913 8,370
4.50%, 12/1/2044 8,788 8,446
4.00%, 2/1/2045 10,502 9,888
4.50%, 9/1/2045 7,921 7,614
4.00%, 10/1/2045 28,702 26,900
4.00%, 12/1/2045 14,007 13,178
4.50%, 12/1/2045 373,891 359,455
3.00%, 1/1/2046 29,516 26,286
4.00%, 1/1/2046 23,479 22,061
4.00%, 2/1/2046 175,593 166,523
4.50%, 4/1/2046 22,227 21,487
4.00%, 11/1/2046 125,091 116,950
4.50%, 3/1/2047 314,710 301,955
2.00%, 6/1/2051 702,750 551,306
2.00%, 5/1/2052 1,182,839 925,289
6.50%, 2/1/2053 57,342 59,459
6.00%, 10/1/2053 253,736 257,450
7.00%, 12/1/2053 195,210 204,314
6.50%, 4/1/2054 116,093 119,711
6.50%, 8/1/2054 249,639 257,362
6.50%, 6/1/2055 1,249,718 1,307,357
FNMA UMBS
3.00%, 11/1/2026 24,873 24,779
3.00%, 12/1/2026 8,690 8,654
3.00%, 1/1/2027 3,462 3,446
3.00%, 2/1/2027 5,469 5,443
3.00%, 4/1/2027 174,980 173,947
3.00%, 6/1/2027 29,156 28,953
3.00%, 8/1/2027 35,861 35,565
3.00%, 10/1/2027 13,876 13,757
3.00%, 11/1/2027 12,186 12,080
2.50%, 12/1/2027 34,561 34,138
2.50%, 1/1/2028 187,412 184,715
2.50%, 4/1/2028 11,511 11,345
2.00%, 5/1/2028 54,333 53,261
2.50%, 9/1/2028 8,459 8,354
3.00%, 2/1/2029 29,703 29,251
2.50%, 3/1/2029 47,807 47,086
2.50%, 6/1/2029 14,647 14,466
3.00%, 8/1/2029 687,920 674,696
2.50%, 7/1/2030 44,643 43,970
3.00%, 7/1/2030 169,095 166,520
2.50%, 8/1/2030 220,690 212,971
3.00%, 9/1/2030 271,536 267,855
3.00%, 12/1/2030 664,060 645,930
2.50%, 2/1/2031 208,625 202,464
2.50%, 3/1/2031 101,463 99,196
2.00%, 9/1/2031 11,770 11,155
Investments
Principal
Amount Value
2.00%, 11/1/2031 $ 28,337 $ 26,836
3.50%, 12/1/2031 256,851 249,664
2.00%, 2/1/2032 300,119 291,983
3.50%, 2/1/2032 757,774 735,933
3.00%, 12/1/2032 796,596 771,199
6.00%, 12/1/2032 4,908 4,996
6.00%, 4/1/2033 3,866 3,925
6.00%, 8/1/2034 19,770 20,100
6.50%, 9/1/2034 42,979 44,324
6.00%, 12/1/2034 81,606 83,173
3.50%, 1/1/2035 89,689 86,196
2.50%, 2/1/2035 1,280,969 1,227,503
3.00%, 2/1/2035 266,319 259,768
3.00%, 7/1/2035 437,812 423,549
5.00%, 8/1/2035 12,310 12,233
1.50%, 10/1/2035 105,655 94,012
6.00%, 11/1/2035 17,029 17,344
5.00%, 12/1/2035 27,513 27,342
1.50%, 1/1/2036 656,138 582,394
6.00%, 6/1/2036 25,464 26,027
2.00%, 7/1/2036 605,990 548,525
5.00%, 7/1/2036 12,198 12,122
6.50%, 8/1/2036 7,782 8,023
2.00%, 9/1/2036 1,277,771 1,157,201
2.50%, 11/1/2036 231,063 211,691
6.00%, 11/1/2036 25,594 26,552
2.50%, 4/1/2037 550,699 502,465
1.50%, 8/1/2037 215,628 190,505
6.00%, 8/1/2037 80,491 82,070
6.00%, 9/1/2037 11,667 12,073
6.50%, 10/1/2037 22,391 23,441
5.00%, 3/1/2038 31,890 31,676
5.00%, 5/1/2038 23,537 23,391
6.00%, 5/1/2038 9,204 9,548
4.50%, 7/1/2038 557,484 546,587
6.00%, 9/1/2038 17,019 17,653
5.50%, 11/1/2038 585,362 596,546
5.50%, 2/1/2039 677,349 685,518
5.00%, 6/1/2039 27,321 27,141
6.00%, 9/1/2039 1,062,679 1,087,764
5.00%, 10/1/2039 28,146 27,953
3.00%, 1/1/2040 25,883 23,776
5.00%, 2/1/2040 24,028 24,084
3.00%, 6/1/2040 305,780 279,276
5.00%, 6/1/2040 8,480 8,421
6.00%, 6/1/2040 654,468 670,452
4.00%, 8/1/2040 1,247,398 1,196,548
3.00%, 9/1/2040 268,896 245,720
3.50%, 1/1/2041 23,371 21,744
1.50%, 2/1/2041 610,164 508,181
3.50%, 2/1/2041 15,800 14,698
1.50%, 4/1/2041 331,789 275,883
4.50%, 5/1/2041 27,789 26,997
5.00%, 5/1/2041 21,326 21,174
6.00%, 5/1/2041 15,246 15,814
4.50%, 6/1/2041 8,260 8,024
2.50%, 7/1/2041 432,255 381,932

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
5.00%, 7/1/2041 $ 290,724 $ 288,663
6.00%, 7/1/2041 16,747 17,373
4.50%, 8/1/2041 78,915 76,669
5.00%, 8/1/2041 41,754 41,465
4.00%, 9/1/2041 117,531 111,820
4.50%, 9/1/2041 49,072 47,670
3.50%, 10/1/2041 90,611 84,285
4.00%, 10/1/2041 36,896 34,890
5.00%, 10/1/2041 42,651 42,346
4.00%, 11/1/2041 50,508 48,048
4.00%, 12/1/2041 12,698 12,062
4.00%, 1/1/2042 105,495 99,181
4.50%, 1/1/2042 12,658 12,297
6.00%, 1/1/2042 41,395 42,946
3.00%, 3/1/2042 18,287 16,455
4.00%, 3/1/2042 55,329 52,786
3.00%, 4/1/2042 34,323 30,854
4.50%, 4/1/2042 47,036 45,698
3.50%, 5/1/2042 16,710 15,412
4.50%, 5/1/2042 43,780 42,342
3.50%, 6/1/2042 28,384 26,377
3.50%, 7/1/2042 85,263 79,264
4.00%, 7/1/2042 71,443 67,867
3.50%, 8/1/2042 28,688 26,655
3.00%, 9/1/2042 49,180 44,192
3.50%, 9/1/2042 9,287 8,635
4.00%, 9/1/2042 44,965 42,644
3.00%, 10/1/2042 92,027 82,854
3.50%, 10/1/2042 17,309 16,079
2.50%, 12/1/2042 174,311 150,534
3.00%, 12/1/2042 93,271 83,715
2.50%, 1/1/2043 6,130 5,294
3.00%, 1/1/2043 98,823 88,577
3.50%, 1/1/2043 27,917 25,889
4.00%, 1/1/2043 47,780 45,406
4.50%, 1/1/2043 123,226 119,709
2.50%, 2/1/2043 228,312 196,140
3.00%, 2/1/2043 128,263 115,045
3.50%, 2/1/2043 49,256 45,768
3.50%, 3/1/2043 56,651 52,681
2.50%, 5/1/2043 9,159 7,881
2.50%, 6/1/2043 4,839 4,213
4.00%, 8/1/2043 27,286 25,787
4.00%, 9/1/2043 66,022 62,514
4.50%, 9/1/2043 20,615 19,849
4.00%, 10/1/2043 78,245 73,951
4.00%, 11/1/2043 174,571 164,954
4.50%, 11/1/2043 58,316 56,129
4.50%, 12/1/2043 47,530 45,875
4.00%, 1/1/2044 62,791 59,313
4.50%, 2/1/2044 11,893 11,445
4.50%, 3/1/2044 73,244 71,675
5.00%, 3/1/2044 11,794 11,635
4.00%, 4/1/2044 612,920 576,083
4.50%, 4/1/2044 133,666 128,602
5.00%, 6/1/2044 21,542 21,347
Investments
Principal
Amount Value
4.00%, 10/1/2044 $ 24,504 $ 23,174
4.50%, 10/1/2044 5,603 5,387
4.50%, 12/1/2044 22,733 21,879
4.00%, 2/1/2045 19,098 17,943
4.50%, 2/1/2045 78,919 75,957
4.00%, 4/1/2045 16,579 15,564
4.00%, 8/1/2045 8,426 7,911
5.00%, 9/1/2045 424,073 416,299
4.00%, 11/1/2045 50,632 47,374
4.50%, 11/1/2045 51,795 49,823
4.00%, 12/1/2045 100,162 94,823
4.00%, 2/1/2046 5,404 5,056
4.50%, 3/1/2046 81,598 78,476
4.00%, 4/1/2046 7,738 7,273
2.50%, 6/1/2046 55,225 47,562
4.50%, 6/1/2046 60,799 58,470
4.50%, 7/1/2046 12,495 11,996
4.50%, 8/1/2046 9,412 9,051
2.50%, 10/1/2046 45,618 38,363
4.50%, 10/1/2046 20,975 20,116
2.50%, 12/1/2046 15,106 12,687
4.50%, 1/1/2047 19,442 18,664
4.00%, 2/1/2047 21,360 20,019
4.50%, 2/1/2047 23,586 22,751
4.50%, 5/1/2047 354,329 337,349
4.50%, 7/1/2047 48,365 46,481
5.00%, 7/1/2047 18,704 18,577
5.00%, 8/1/2048 894,858 880,798
5.50%, 2/1/2049 1,068,428 1,087,580
6.00%, 2/1/2049 50,287 52,278
4.50%, 7/1/2049 331,398 315,744
4.50%, 11/1/2049 338,401 323,880
4.00%, 1/1/2050 448,230 415,550
3.50%, 7/1/2050 795,046 725,779
4.00%, 7/1/2050 551,998 510,549
4.50%, 9/1/2050 799,191 776,163
4.50%, 10/1/2050 903,990 864,637
1.50%, 2/1/2051 598,682 446,277
1.50%, 10/1/2051 1,153,695 860,025
2.50%, 2/1/2052 976,423 803,288
6.50%, 11/1/2052 59,376 62,250
6.50%, 1/1/2053 133,386 137,552
6.50%, 2/1/2053 663,245 685,541
6.50%, 11/1/2053 399,737 412,193
7.00%, 12/1/2053 271,806 284,483
7.00%, 3/1/2054 302,618 316,740
6.50%, 8/1/2054 184,277 190,020
7.00%, 11/1/2054 705,067 738,088
7.00%, 3/1/2055 589,501 617,064
6.50%, 5/1/2055 384,756 396,790
5.50%, 6/1/2055 814,084 806,412
6.50%, 4/1/2056 1,087,476 1,131,536
FNMA/FHLMC UMBS, 15 Year, Single Family
TBA 3.50%, 9/25/2041(a)(a) 400,000 375,789
TBA 4.50%, 9/25/2041 100,000 97,599
TBA 6.00%, 9/25/2041 300,000 306,536

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
FNMA/FHLMC UMBS, 30 Year, Single Family
TBA 3.00%, 9/25/2056 $ 1,125,000 $ 958,183
TBA 3.50%, 9/25/2056 500,000 443,164
TBA 4.00%, 9/25/2056 2,100,000 1,915,479
TBA 5.00%, 9/25/2056 400,000 385,549
TBA 6.50%, 9/25/2056 2,200,000 2,264,281
TBA 7.00%, 9/25/2056 1,000,000 1,045,991
GNMA
5.50%, 8/20/2033 14,535 14,662
5.50%, 11/20/2033 14,082 14,207
5.50%, 3/20/2034 17,001 17,302
5.50%, 7/20/2034 11,055 11,184
5.50%, 9/20/2034 5,096 5,190
5.50%, 3/20/2036 38,572 39,238
5.50%, 9/20/2038 25,504 25,945
5.50%, 2/20/2039 42,477 43,212
4.50%, 5/15/2039 1,389,654 1,347,446
5.00%, 8/15/2039 699,831 695,712
4.00%, 6/15/2040 204,311 189,974
4.00%, 8/15/2040 212,629 197,706
4.00%, 11/15/2040 161,936 150,568
5.50%, 12/20/2040 11,999 12,147
5.50%, 1/20/2041 11,375 11,572
4.00%, 9/15/2041 653,898 603,963
5.50%, 12/20/2041 30,823 30,810
5.50%, 2/20/2042 8,696 8,847
3.00%, 4/15/2042 735,760 659,277
3.50%, 6/15/2042 333,991 304,180
2.50%, 3/20/2043 28,800 24,918
2.50%, 5/20/2043 40,921 35,341
5.50%, 3/20/2044 33,328 33,903
4.50%, 10/20/2044 85,463 81,982
2.50%, 11/20/2044 28,610 24,813
5.00%, 6/20/2045 98,799 97,935
4.00%, 8/15/2045 638,213 591,070
4.50%, 12/20/2045 178,914 171,624
4.50%, 4/20/2046 210,154 201,615
5.00%, 5/20/2046 248,013 245,847
3.50%, 6/15/2046 1,232,923 1,133,040
3.50%, 10/20/2047 288,145 256,855
4.00%, 2/20/2048 668,664 617,821
5.00%, 5/20/2048 91,485 90,294
5.50%, 1/20/2049 206,525 208,743
5.50%, 7/20/2049 5,396 5,473
3.00%, 11/20/2049 1,197,787 1,042,338
2.50%, 10/20/2050 930,510 777,438
2.00%, 12/20/2051 1,033,527 829,271
4.00%, 12/20/2051 297,346 273,477
2.00%, 2/20/2052 1,063,115 852,904
2.50%, 3/20/2052 927,039 774,498
3.00%, 3/20/2052 1,214,261 1,054,862
5.50%, 12/20/2052 402,393 403,246
6.00%, 12/20/2052 251,088 257,271
6.50%, 12/20/2052 673,047 700,066
7.50%, 2/20/2053 90,224 93,931
7.50%, 3/20/2053 123,933 129,039
Investments
Principal
Amount Value
6.50%, 6/20/2053 $ 341,437 $ 354,635
7.00%, 8/20/2053 282,600 294,479
6.50%, 10/20/2053 479,124 497,371
7.00%, 10/20/2053 78,920 82,209
7.50%, 2/20/2054 163,316 169,734
6.50%, 7/20/2054 222,352 229,704
7.00%, 7/20/2054 458,720 476,707
6.50%, 8/20/2054 189,931 196,211
7.50%, 8/20/2054 96,331 99,850
7.00%, 9/20/2054 420,836 437,041
7.50%, 9/20/2054 1,807,733 1,877,949
7.00%, 5/20/2055 332,699 345,398
TBA 6.50%, 9/15/2056 300,000 309,171
Total Mortgage-Backed Securities
(Cost $91,514,533) 88,049,476
Total Investments - 99.3%
(Cost $91,514,533) 88,049,476
Other assets less liabilities - 0.7% 597,533
NET ASSETS - 100.0% $88,647,009
(a) When issued security. Total market value of all such
securities amounts to $375,789, which represents
approximately 0.42% of net assets of the fund.
Percentages shown are based on Net Assets.
Abbreviations
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
TBA — To Be Announced; Security is subject to delayed
delivery.
UMBS — Uniform Mortgage-Backed Securities
Security Type % of Net Assets
Mortgage-Backed Securities 99.3%
Others
(1)
0.7
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
July 31, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 97.7%
Aerospace & Defense - 1.3%
General Dynamics Corp.
2.63%, 11/15/2027 $ 25,000 $ 24,473
3.63%, 4/1/2030 95,000 91,274
4.95%, 8/15/2035(a) 880,000 864,507
HEICO Corp.
5.25%, 8/1/2028(a) 490,000 495,091
5.35%, 8/1/2033(a) 400,000 400,134
Hexcel Corp.
5.88%, 2/26/2035(a) 200,000 203,014
Honeywell Aerospace, Inc.
4.30%, 3/16/2031(b) 320,000 311,344
Howmet Aerospace, Inc.
6.75%, 1/15/2028 349,000 359,460
3.00%, 1/15/2029(a) 1,200,000 1,152,625
4.85%, 10/15/2031 400,000 396,971
4.55%, 11/15/2032 225,000 218,168
L3Harris Technologies, Inc.
5.05%, 6/1/2029 70,000 70,481
5.40%, 7/31/2033 1,050,000 1,055,460
Leidos, Inc.
4.38%, 5/15/2030 662,000 645,099
2.30%, 2/15/2031 725,000 640,485
5.40%, 3/15/2032 395,000 397,207
5.75%, 3/15/2033 750,000 761,329
5.50%, 3/15/2035 260,000 256,742
5.00%, 3/15/2036(a) 210,000 198,340
RTX Corp.
6.10%, 3/15/2034 350,000 369,018
Textron, Inc.
3.90%, 9/17/2029 200,000 194,188
3.00%, 6/1/2030(a) 150,000 139,885
6.10%, 11/15/2033 150,000 155,981
5.50%, 5/15/2035 250,000 249,487
9,650,763
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028(a) 500,000 495,501
Automobile Components - 0.1%
Lear Corp.
3.80%, 9/15/2027 100,000 99,027
4.25%, 5/15/2029 280,000 274,710
373,737
Banks - 23.4%
Banco Bilbao Vizcaya Argentaria SA
6.14%, 9/14/2028(c) 300,000 304,897
7.88%, 11/15/2034(d) 700,000 784,120
6.03%, 3/13/2035(d) 700,000 716,714
5.13%, 3/3/2036(a) 400,000 381,657
Banco Santander SA
4.38%, 4/12/2028 400,000 397,417
6.92%, 8/8/2033 200,000 213,290
6.94%, 11/7/2033 200,000 219,744
6.35%, 3/14/2034(a) 550,000 570,478
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.4% (continued)
Bank of America Corp.
3.59%, 7/21/2028(a)(d) $ 1,010,000 $ 1,000,285
4.95%, 7/22/2028(c) 585,000 586,637
6.20%, 11/10/2028(a)(d) 1,039,000 1,059,108
3.97%, 3/5/2029(d) 90,000 88,934
5.20%, 4/25/2029(d) 390,000 393,154
4.27%, 7/23/2029(c) 765,000 757,914
5.82%, 9/15/2029(d) 280,000 285,645
3.97%, 2/7/2030(c) 240,000 234,689
(SOFR + 0.87%), 4.48%,
4/23/2030(e) 2,640,000 2,611,093
3.19%, 7/23/2030(c) 1,460,000 1,391,221
2.88%, 10/22/2030(a)(d) 10,000 9,390
2.59%, 4/29/2031(c) 525,000 481,646
1.90%, 7/23/2031(a)(c) 990,000 878,038
1.92%, 10/24/2031(d) 440,000 387,625
Series N, 2.65%, 3/11/2032(c) 90,000 80,814
2.69%, 4/22/2032(c) 980,000 879,024
2.30%, 7/21/2032(c) 830,000 726,339
2.57%, 10/20/2032(c) 690,000 608,299
5.02%, 7/22/2033(a)(d) 100,000 98,985
5.29%, 4/25/2034(d) 641,000 639,295
5.87%, 9/15/2034(d) 160,000 164,564
5.47%, 1/23/2035(d) 430,000 431,717
5.43%, 8/15/2035(d) 885,000 870,205
5.52%, 10/25/2035(d) 1,470,000 1,453,567
5.74%, 2/12/2036(d) 60,000 60,038
2.48%, 9/21/2036(d) 755,000 651,596
3.85%, 3/8/2037(a)(c) 1,575,000 1,447,881
Bank of Montreal
Series J, 4.44%, 1/14/2032(d) 450,000 437,911
3.80%, 12/15/2032(a)(c) 1,565,000 1,538,243
7.70%, 5/26/2084(d) 700,000 725,964
7.30%, 11/26/2084(d) 690,000 714,003
Bank of Nova Scotia (The)
4.40%, 9/8/2028(d) 40,000 39,895
4.93%, 2/14/2029(d) 40,000 40,098
5.13%, 2/14/2031(d) 120,000 120,393
2.15%, 8/1/2031 100,000 87,534
2.45%, 2/2/2032 30,000 26,274
8.63%, 10/27/2082(c) 3,605,000 3,732,544
8.00%, 1/27/2084(a)(d) 870,000 912,577
7.35%, 4/27/2085(d) 480,000 495,044
Barclays plc
7.44%, 11/2/2033(a)(d) 190,000 209,484
(SOFR + 2.98%), 6.22%,
5/9/2034(e) 200,000 206,964
7.12%, 6/27/2034(a)(d) 270,000 290,882
6.69%, 9/13/2034(d) 500,000 530,610
5.34%, 9/10/2035(d) 400,000 389,586
3.56%, 9/23/2035(d) 300,000 279,436
5.21%, 2/24/2037(d) 10,000 9,516

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.4% (continued)
Canadian Imperial Bank of Commerce
5.99%, 10/3/2028 $ 50,000 $ 51,291
4.86%, 3/30/2029(d) 1,460,000 1,462,027
5.26%, 4/8/2029 120,000 121,333
4.63%, 9/11/2030(a)(d) 750,000 742,760
5.25%, 1/13/2031(d) 400,000 402,637
4.58%, 9/8/2031(d) 810,000 794,538
6.09%, 10/3/2033(a) 500,000 522,740
6.95%, 1/28/2085(d) 400,000 402,960
7.00%, 10/28/2085(a)(d) 600,000 607,606
Capital One NA
4.65%, 9/13/2028 427,000 427,083
Citigroup, Inc.
4.45%, 9/29/2027 1,740,000 1,735,585
3.07%, 2/24/2028(a)(d) 10,000 9,917
4.64%, 5/7/2028(d) 10,000 10,001
4.66%, 5/24/2028(d) 10,000 10,001
3.67%, 7/24/2028(a)(c) 20,000 19,808
4.08%, 4/23/2029(a)(d) 10,000 9,888
5.17%, 2/13/2030(d) 113,000 113,647
4.54%, 9/19/2030(a)(d) 520,000 513,804
2.98%, 11/5/2030(c) 550,000 516,417
2.67%, 1/29/2031(c) 976,000 901,233
2.57%, 6/3/2031(c) 875,000 798,995
2.56%, 5/1/2032(c) 750,000 668,335
3.06%, 1/25/2033(c) 291,000 260,923
3.79%, 3/17/2033(d) 580,000 539,340
4.91%, 5/24/2033(a)(d) 450,000 442,858
6.27%, 11/17/2033(d) 133,000 139,929
6.17%, 5/25/2034(a)(d) 2,220,000 2,278,395
5.59%, 11/19/2034(d) 80,000 80,607
5.83%, 2/13/2035(d) 1,750,000 1,754,809
5.45%, 6/11/2035(a)(d) 475,000 474,318
6.02%, 1/24/2036(a)(d) 860,000 870,546
5.17%, 9/11/2036(d) 300,000 292,297
5.41%, 9/19/2039(d) 800,000 775,531
Citizens Bank NA
4.58%, 8/9/2028(c) 420,000 419,469
Citizens Financial Group, Inc.
5.84%, 1/23/2030(a)(d) 1,290,000 1,315,989
2.50%, 2/6/2030 50,000 45,977
5.25%, 3/5/2031(a)(d) 100,000 100,292
5.72%, 7/23/2032(a)(d) 880,000 894,385
6.65%, 4/25/2035(a)(d) 300,000 317,058
5.64%, 5/21/2037(d) 50,000 49,555
Cooperatieve Rabobank UA
4.80%, 1/9/2029 250,000 251,402
4.49%, 10/17/2029 250,000 248,850
Fifth Third Bancorp
6.36%, 10/27/2028(c) 1,065,000 1,084,966
4.00%, 2/1/2029(a)(b) 583,000 570,146
6.34%, 7/27/2029(a)(d) 575,000 591,066
(SOFR + 2.16%), 5.98%,
1/30/2030(b)(e) 370,000 378,686
4.77%, 7/28/2030(c) 776,000 771,728
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.4% (continued)
Fifth Third Bancorp (continued)
4.90%, 9/6/2030(a)(d) $ 400,000 $ 398,822
5.63%, 1/29/2032(a)(d) 800,000 813,515
4.57%, 4/29/2032(d) 300,000 291,519
4.34%, 4/25/2033(a)(d) 150,000 142,636
5.14%, 1/29/2037(a)(d) 580,000 557,259
Fifth Third Bank NA
5.33%, 8/25/2033(d) 110,000 108,573
First Citizens BancShares, Inc.
5.23%, 3/12/2031(d) 350,000 346,007
6.25%, 3/12/2040(d) 640,000 620,406
First Horizon Corp.
5.51%, 3/7/2031(d) 350,000 351,363
FNB Corp.
5.72%, 12/11/2030(d) 700,000 701,014
HSBC Holdings plc
4.04%, 3/13/2028(c) 874,000 870,795
4.76%, 6/9/2028(d) 1,925,000 1,925,380
5.21%, 8/11/2028(a)(d) 1,000,000 1,004,734
2.01%, 9/22/2028(d) 2,750,000 2,667,815
7.39%, 11/3/2028(c) 883,000 910,452
6.16%, 3/9/2029(d) 300,000 306,154
4.58%, 6/19/2029(a)(c) 1,120,000 1,114,988
2.21%, 8/17/2029(d) 1,560,000 1,479,712
5.55%, 3/4/2030(a)(d) 400,000 405,482
3.97%, 5/22/2030(a)(c) 1,603,000 1,557,903
5.29%, 11/19/2030(d) 400,000 402,249
5.13%, 3/3/2031(d) 110,000 109,839
2.85%, 6/4/2031(d) 600,000 552,243
2.36%, 8/18/2031(c) 250,000 224,450
5.73%, 5/17/2032(a)(d) 650,000 662,670
2.80%, 5/24/2032(c) 410,000 366,654
2.87%, 11/22/2032(a)(d) 360,000 319,874
4.76%, 3/29/2033(a)(c) 602,000 579,966
5.40%, 8/11/2033(a)(c) 450,000 451,070
6.25%, 3/9/2034(d) 550,000 573,504
6.55%, 6/20/2034(d) 400,000 418,263
5.87%, 11/18/2035(d) 350,000 350,629
5.45%, 3/3/2036(d) 300,000 295,786
5.79%, 5/13/2036(a)(d) 700,000 705,409
5.74%, 9/10/2036(d) 570,000 563,288
5.13%, 11/6/2036(a)(d) 50,000 48,080
5.28%, 3/10/2037(a)(d) 60,000 58,059
Huntington Bancshares, Inc.
4.44%, 8/4/2028(d) 381,000 379,766
6.21%, 8/21/2029(d) 855,000 877,269
5.27%, 1/15/2031(d) 110,000 110,473
5.02%, 5/17/2033(d) 300,000 294,838
5.71%, 2/2/2035(d) 1,015,000 1,018,566
6.14%, 11/18/2039(d) 200,000 200,294
Huntington National Bank (The)
5.65%, 1/10/2030 344,000 351,119
ING Groep NV
4.55%, 10/2/2028(a) 100,000 99,685
4.86%, 3/25/2029(d) 70,000 70,114

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.4% (continued)
ING Groep NV (continued)
5.34%, 3/19/2030(d) $ 50,000 $ 50,563
2.73%, 4/1/2032(d) 50,000 45,034
6.11%, 9/11/2034(d) 200,000 207,860
5.55%, 3/19/2035(a)(d) 705,000 706,659
5.42%, 3/23/2037(d) 490,000 480,846
JPMorgan Chase & Co.
4.32%, 4/26/2028(d) 1,062,000 1,059,806
2.18%, 6/1/2028(d) 995,000 975,697
4.85%, 7/25/2028(c) 1,308,000 1,310,454
4.51%, 10/22/2028(d) 850,000 848,137
3.51%, 1/23/2029(a)(c) 700,000 688,188
4.01%, 4/23/2029(a)(c) 350,000 345,857
2.07%, 6/1/2029(a)(d) 600,000 571,928
4.20%, 7/23/2029(c) 1,650,000 1,632,645
5.30%, 7/24/2029(a)(d) 1,250,000 1,262,892
6.09%, 10/23/2029(d) 1,600,000 1,642,971
4.45%, 12/5/2029(c) 2,570,000 2,550,400
5.01%, 1/23/2030(d) 600,000 601,662
(SOFR + 0.85%), 4.86%,
7/23/2030(e) 100,000 99,786
1.95%, 2/4/2032(c) 350,000 305,963
2.58%, 4/22/2032(c) 750,000 669,940
(SOFR + 1.02%), 5.04%,
7/23/2032(e) 10,000 9,956
2.55%, 11/8/2032(d) 210,000 184,611
5.72%, 9/14/2033(d) 825,000 840,213
5.35%, 6/1/2034(a)(d) 1,720,000 1,722,512
6.25%, 10/23/2034(d) 750,000 787,288
5.34%, 1/23/2035(d) 500,000 498,505
5.77%, 4/22/2035(d) 1,035,000 1,057,413
5.29%, 7/22/2035(d) 600,000 594,899
5.50%, 1/24/2036(a)(d) 400,000 400,571
4.81%, 10/22/2036(d) 230,000 218,379
5.19%, 2/5/2037(d) 250,000 240,079
(US Treasury Yield Curve
Rate T Note Constant Maturity
5 Year + 1.25%), 5.80%,
7/23/2041(e) 30,000 29,697
KeyBank NA
5.85%, 11/15/2027 550,000 557,580
4.90%, 8/8/2032 200,000 194,012
5.00%, 1/26/2033(a) 550,000 535,847
KeyCorp
4.10%, 4/30/2028(a) 100,000 99,019
5.12%, 4/4/2031(a)(d) 600,000 599,838
4.79%, 6/1/2033(d) 600,000 581,688
6.40%, 3/6/2035(d) 750,000 782,948
5.31%, 1/28/2037(a)(d) 420,000 406,494
Lloyds Banking Group plc
4.55%, 8/16/2028 400,000 399,179
3.57%, 11/7/2028(a)(d) 350,000 345,227
M&T Bank Corp.
4.55%, 8/16/2028(a)(c) 811,000 809,420
4.83%, 1/16/2029(d) 250,000 250,222
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.4% (continued)
M&T Bank Corp. (continued)
7.41%, 10/30/2029(d) $ 1,100,000 $ 1,158,518
5.18%, 7/8/2031(a)(d) 380,000 380,344
6.08%, 3/13/2032(a)(d) 595,000 614,899
5.05%, 1/27/2034(d) 800,000 779,802
5.39%, 1/16/2036(d) 700,000 685,557
Manufacturers & Traders Trust Co.
4.70%, 1/27/2028 402,000 402,226
4.76%, 7/6/2028(d) 260,000 260,083
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/2029 100,000 97,692
3.20%, 7/18/2029(a) 100,000 95,548
5.26%, 4/17/2030(d) 375,000 378,001
2.31%, 7/20/2032(a)(c) 200,000 174,633
2.49%, 10/13/2032(a)(d) 200,000 175,228
5.62%, 4/24/2036(a)(d) 300,000 301,326
Mizuho Financial Group, Inc.
5.67%, 5/27/2029(d) 375,000 380,938
5.78%, 7/6/2029(d) 300,000 305,662
4.25%, 9/11/2029(c) 50,000 49,489
2.17%, 5/22/2032(d) 50,000 43,608
National Bank of Canada
5.60%, 12/18/2028 90,000 91,856
4.50%, 10/10/2029 200,000 198,133
NatWest Group plc
4.89%, 5/18/2029(a)(d) 330,000 330,779
5.81%, 9/13/2029(d) 20,000 20,387
5.08%, 1/27/2030(c) 443,000 444,391
4.45%, 5/8/2030(a)(c) 425,000 419,296
3.03%, 11/28/2035(a)(d) 360,000 328,124
Pinnacle Bank
5.63%, 2/15/2028 350,000 352,312
Pinnacle Financial Partners, Inc.
6.17%, 11/1/2030(a)(d) 250,000 254,262
(SOFR + 1.70%), 5.60%,
5/19/2032(e) 40,000 39,656
PNC Bank NA
4.05%, 7/26/2028 250,000 246,793
PNC Financial Services Group, Inc. (The)
3.45%, 4/23/2029 250,000 242,149
5.49%, 5/14/2030(a)(d) 70,000 71,043
4.81%, 10/21/2032(d) 400,000 393,722
4.63%, 6/6/2033(c) 70,000 67,100
6.04%, 10/28/2033(d) 1,890,000 1,960,580
6.88%, 10/20/2034(a)(d) 920,000 997,675
5.68%, 1/22/2035(d) 460,000 464,712
5.40%, 7/23/2035(d) 50,000 49,664
5.58%, 1/29/2036(d) 705,000 708,116
5.37%, 7/21/2036(d) 535,000 528,766
Regions Bank
(SOFR + 0.81%), 4.76%,
7/27/2029(e) 460,000 459,137
Regions Financial Corp.
5.72%, 6/6/2030(a)(d) 500,000 510,228
5.50%, 9/6/2035(a)(d) 790,000 780,689

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.4% (continued)
Royal Bank of Canada
4.52%, 10/18/2028(d) $ 85,000 $ 84,865
4.97%, 1/24/2029(d) 880,000 884,053
4.50%, 8/6/2029(a)(d) 590,000 587,151
(SOFR + 0.84%), 4.40%,
4/17/2030(e) 700,000 690,879
4.97%, 8/2/2030(a)(d) 1,227,000 1,229,770
4.65%, 10/18/2030(d) 1,460,000 1,447,770
5.15%, 2/4/2031(d) 580,000 582,167
4.70%, 8/6/2031(d) 1,440,000 1,421,551
2.30%, 11/3/2031(a) 480,000 422,455
3.88%, 5/4/2032(a) 55,000 51,901
5.15%, 2/1/2034 50,000 50,105
7.50%, 5/2/2084(d) 900,000 929,506
6.35%, 11/24/2084(d) 840,000 797,871
6.75%, 8/24/2085(d) 840,000 851,392
Santander Holdings USA, Inc.
6.50%, 3/9/2029(d) 645,000 660,019
6.57%, 6/12/2029(d) 400,000 411,089
6.17%, 1/9/2030(d) 650,000 665,052
(SOFR + 1.10%), 5.04%,
6/5/2030(e) 280,000 278,610
5.35%, 9/6/2030(a)(d) 1,290,000 1,296,705
5.74%, 3/20/2031(a)(d) 200,000 202,666
7.66%, 11/9/2031(a)(d) 350,000 379,716
(SOFR + 1.28%), 5.22%,
6/5/2032(e) 10,000 9,868
6.34%, 5/31/2035(a)(d) 500,000 518,239
(SOFR + 1.60%), 5.70%,
6/5/2037(e) 300,000 292,422
Santander UK Group Holdings plc
2.47%, 1/11/2028(d) 20,000 19,805
3.82%, 11/3/2028(c) 300,000 296,402
6.53%, 1/10/2029(c) 100,000 102,253
4.32%, 9/22/2029(d) 600,000 592,440
5.69%, 4/15/2031(d) 200,000 202,848
Sumitomo Mitsui Financial Group, Inc.
5.71%, 1/13/2030 200,000 204,460
2.14%, 9/23/2030(a) 50,000 44,489
5.42%, 7/9/2031 400,000 404,984
5.81%, 9/14/2033(a) 220,000 225,401
Toronto-Dominion Bank (The)
5.52%, 7/17/2028(a) 1,400,000 1,422,341
2.00%, 9/10/2031 115,000 100,602
5.30%, 1/30/2032(a) 50,000 50,559
4.93%, 10/15/2035 440,000 422,140
8.13%, 10/31/2082(c) 2,285,000 2,354,581
7.25%, 7/31/2084(d) 740,000 762,620
6.35%, 10/31/2085(a)(d) 650,000 649,848
Truist Bank
4.14%, 10/23/2029(a)(d) 630,000 620,669
Truist Financial Corp.
4.87%, 1/26/2029(a)(d) 855,000 856,444
1.89%, 6/7/2029(c) 250,000 237,144
7.16%, 10/30/2029(a)(d) 975,000 1,021,000
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.4% (continued)
Truist Financial Corp. (continued)
5.44%, 1/24/2030(a)(d) $ 820,000 $ 829,366
Series I, (SOFR + 0.88%),
4.96%, 7/23/2030(e) 1,010,000 1,008,476
4.92%, 7/28/2033(a)(d) 50,000 48,445
5.12%, 1/26/2034(d) 850,000 836,030
5.87%, 6/8/2034(d) 1,644,000 1,679,043
5.71%, 1/24/2035(d) 1,750,000 1,767,725
4.96%, 10/23/2036(a)(d) 735,000 699,438
US Bancorp
5.38%, 1/23/2030(a)(d) 650,000 658,060
1.38%, 7/22/2030 55,000 48,088
(SOFR + 1.25%), 5.10%,
7/23/2030(a)(e) 120,000 120,853
(SOFR + 0.78%), 4.86%,
7/27/2030(e) 500,000 499,029
(SOFR + 1.30%), 5.08%,
5/15/2031(e) 370,000 370,521
(SOFR + 0.87%), 4.48%,
1/26/2032(e) 290,000 282,662
4.97%, 7/22/2033(c) 251,000 245,372
5.84%, 6/12/2034(d) 485,000 496,986
5.68%, 1/23/2035(d) 260,000 263,610
(SOFR + 1.25%), 5.47%,
7/27/2037(e) 1,000,000 990,087
Webster Financial Corp.
4.10%, 3/25/2029 815,000 792,331
Wells Fargo & Co.
3.53%, 3/24/2028(c) 5,000 4,966
3.58%, 5/22/2028(c) 690,000 684,367
4.15%, 1/24/2029 150,000 148,065
5.57%, 7/25/2029(d) 50,000 50,755
6.30%, 10/23/2029(a)(d) 1,360,000 1,402,292
5.20%, 1/23/2030(a)(d) 500,000 503,880
2.88%, 10/30/2030(c) 50,000 46,922
2.57%, 2/11/2031(c) 730,000 672,234
4.90%, 7/25/2033(d) 300,000 294,671
6.49%, 10/23/2034(d) 100,000 106,162
5.50%, 1/23/2035(d) 50,000 50,101
Western Alliance Bank
6.54%, 11/15/2035(a)(d) 150,000 148,021
Westpac Banking Corp.
3.40%, 1/25/2028 25,000 24,648
5.54%, 11/17/2028(a) 50,000 51,155
5.05%, 4/16/2029(a) 25,000 25,290
6.82%, 11/17/2033 400,000 429,052
3.02%, 11/18/2036(d) 550,000 486,711
Zions Bancorp NA
3.25%, 10/29/2029 502,000 471,608
6.82%, 11/19/2035(d) 250,000 258,608
172,381,883
Beverages - 0.5%
Coca-Cola Co. (The)
3.45%, 3/25/2030(a) 368,000 354,556
1.65%, 6/1/2030 750,000 672,489

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 0.5% (continued)
Coca-Cola Co. (The) (continued)
2.00%, 3/5/2031 $ 100,000 $ 89,081
5.00%, 5/13/2034(a) 350,000 352,708
4.65%, 8/14/2034(a) 620,000 610,689
Coca-Cola Consolidated, Inc.
5.25%, 6/1/2029(a) 385,000 390,161
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029 470,000 459,013
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 2/16/2034(a) 150,000 146,296
PepsiCo, Inc.
2.75%, 3/19/2030 15,000 14,034
1.63%, 5/1/2030(a) 300,000 268,704
5.00%, 7/23/2035(a) 150,000 148,093
3,505,824
Biotechnology - 0.7%
AbbVie, Inc.
3.20%, 11/21/2029 260,000 247,839
5.05%, 3/15/2034 450,000 446,620
4.50%, 5/14/2035(a) 220,000 207,897
Gilead Sciences, Inc.
1.20%, 10/1/2027(a) 500,000 482,129
4.40%, 5/20/2029 570,000 566,377
4.80%, 11/15/2029(a) 310,000 311,096
1.65%, 10/1/2030 50,000 44,060
4.60%, 5/20/2031 940,000 928,658
4.90%, 5/20/2034 720,000 705,669
5.10%, 6/15/2035 310,000 306,773
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 865,000 760,466
5,007,584
Broadline Retail - 1.5%
Amazon.com, Inc.
3.90%, 11/20/2028(a) 200,000 196,803
4.00%, 3/13/2029 490,000 481,909
4.60%, 7/9/2029 2,590,000 2,581,137
1.50%, 6/3/2030 180,000 159,194
4.10%, 11/20/2030(a) 200,000 193,752
2.10%, 5/12/2031(a) 2,090,000 1,838,231
4.80%, 7/9/2031 490,000 485,352
4.35%, 3/20/2033 150,000 143,234
5.10%, 7/9/2033 280,000 277,398
4.65%, 11/20/2035 770,000 725,530
4.88%, 3/13/2036 590,000 564,663
5.30%, 7/9/2036 780,000 766,385
eBay, Inc.
5.95%, 11/22/2027 300,000 304,528
4.25%, 3/6/2029(a) 130,000 128,310
2.70%, 3/11/2030 950,000 877,661
2.60%, 5/10/2031(a) 640,000 572,314
6.30%, 11/22/2032(a) 300,000 316,241
MercadoLibre, Inc.
3.13%, 1/14/2031 450,000 410,286
11,022,928
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Building Products - 0.8%
Allegion plc
3.50%, 10/1/2029(a) $ 352,000 $ 337,236
Carlisle Cos., Inc.
3.75%, 12/1/2027 350,000 345,794
2.75%, 3/1/2030(a) 525,000 487,620
2.20%, 3/1/2032 350,000 299,188
Johnson Controls International plc
5.50%, 4/19/2029(a) 620,000 630,595
4.90%, 12/1/2032 600,000 593,449
Lennox International, Inc.
5.50%, 9/15/2028 450,000 456,710
Masco Corp.
3.50%, 11/15/2027 150,000 147,969
1.50%, 2/15/2028(a) 401,000 382,375
2.00%, 10/1/2030 300,000 265,810
2.00%, 2/15/2031(a) 500,000 438,228
Trane Technologies Financing Ltd.
3.80%, 3/21/2029 712,000 695,806
5.10%, 6/13/2034 790,000 782,754
Trane Technologies Holdco, Inc.
3.75%, 8/21/2028(a) 350,000 344,850
6,208,384
Capital Markets - 5.4%
Ameriprise Financial, Inc.
5.70%, 12/15/2028(a) 300,000 306,990
5.15%, 5/15/2033(a) 275,000 274,322
5.20%, 4/15/2035(a) 450,000 441,639
Apollo Debt Solutions BDC
5.20%, 12/8/2028(b) 370,000 364,366
6.90%, 4/13/2029 525,000 536,804
5.88%, 8/30/2030 100,000 98,278
5.70%, 1/23/2031(a)(b) 160,000 155,737
6.70%, 7/29/2031 950,000 960,109
6.55%, 3/15/2032 520,000 521,619
Ares Capital Corp.
5.88%, 3/1/2029 610,000 612,638
5.95%, 7/15/2029 300,000 302,427
5.55%, 1/15/2030 400,000 395,850
5.50%, 9/1/2030 250,000 245,447
5.80%, 3/8/2032(a) 300,000 295,231
Bank of New York Mellon Corp. (The)
Series J, 4.97%, 4/26/2034(a)
(d) 100,000 98,356
BlackRock Finance, Inc.
1.90%, 1/28/2031 50,000 44,245
Blackstone Private Credit Fund
4.95%, 9/26/2027 150,000 149,517
7.30%, 11/27/2028 350,000 361,434
4.00%, 1/15/2029(a) 625,000 598,873
5.95%, 7/16/2029(a) 630,000 629,422
5.60%, 11/22/2029 250,000 245,737
5.25%, 4/1/2030(a) 250,000 241,458
5.05%, 9/10/2030(a) 250,000 238,992
6.25%, 1/25/2031 365,000 363,727
5.35%, 3/12/2031(a) 120,000 114,717

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 5.4% (continued)
Blackstone Private Credit Fund (continued)
5.95%, 5/15/2031(a) $ 290,000 $ 283,966
6.00%, 1/29/2032(a) 900,000 880,055
6.00%, 11/22/2034 650,000 617,762
Blackstone Reg Finance Co. LLC
5.00%, 12/6/2034(a) 650,000 629,518
Blackstone Secured Lending Fund
5.35%, 4/13/2028(a) 550,000 547,120
Brookfield Asset Management Ltd.
5.80%, 4/24/2035 250,000 249,786
Brookfield Finance I UK plc
2.34%, 1/30/2032(a) 25,000 21,647
Brookfield Finance, Inc.
6.35%, 1/5/2034(a) 570,000 594,705
Carlyle Secured Lending, Inc.
6.75%, 2/18/2030 75,000 74,990
Cboe Global Markets, Inc.
1.63%, 12/15/2030 351,000 303,294
3.00%, 3/16/2032 200,000 178,818
Charles Schwab Corp. (The)
2.00%, 3/20/2028 1,100,000 1,055,957
5.64%, 5/19/2029(a)(d) 500,000 508,517
6.20%, 11/17/2029(d) 150,000 154,630
5.85%, 5/19/2034(a)(d) 870,000 895,149
6.14%, 8/24/2034(d) 995,000 1,039,184
4.91%, 11/14/2036(a)(d) 250,000 238,850
CME Group, Inc.
3.75%, 6/15/2028 100,000 98,824
4.40%, 3/15/2030 250,000 247,214
2.65%, 3/15/2032(a) 250,000 223,230
Deutsche Bank AG
5.88%, 7/8/2031(d) 200,000 202,187
3.55%, 9/18/2031(c) 120,000 112,251
3.73%, 1/14/2032(d) 630,000 582,200
4.88%, 12/1/2032(c) 240,000 238,240
3.74%, 1/7/2033(c) 650,000 591,846
FactSet Research Systems, Inc.
3.45%, 3/1/2032(a) 480,000 431,880
Franklin Resources, Inc.
1.60%, 10/30/2030 50,000 43,746
Goldman Sachs Group, Inc. (The)
3.81%, 4/23/2029(d) 740,000 727,624
4.22%, 5/1/2029(d) 540,000 534,374
5.73%, 4/25/2030(d) 490,000 498,817
5.05%, 7/23/2030(a)(d) 20,000 20,037
5.33%, 7/23/2035(d) 350,000 344,029
5.02%, 10/23/2035(a)(d) 460,000 442,632
4.94%, 10/21/2036(d) 810,000 766,103
(SOFR + 1.19%), 5.07%,
1/21/2037(e) 850,000 809,585
(SOFR + 1.31%), 5.43%,
6/3/2037(e) 720,000 703,388
Golub Capital BDC, Inc.
7.05%, 12/5/2028 175,000 179,465
6.00%, 7/15/2029(a) 150,000 150,155
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 5.4% (continued)
HPS Corporate Lending Fund
5.85%, 6/5/2030(a) $ 50,000 $ 48,911
5.65%, 4/2/2031(a)(b) 80,000 77,050
6.30%, 8/19/2031(b) 80,000 79,085
5.95%, 4/14/2032(a) 530,000 512,226
Jefferies Financial Group, Inc.
6.20%, 4/14/2034 250,000 252,262
5.50%, 2/15/2036 100,000 94,629
LPL Holdings, Inc.
5.20%, 3/15/2030(a) 150,000 149,809
6.00%, 5/20/2034(a) 210,000 211,603
Main Street Capital Corp.
5.40%, 8/15/2028 170,000 169,558
6.95%, 3/1/2029(a) 300,000 308,385
Moody's Corp.
3.25%, 1/15/2028 290,000 285,375
4.25%, 2/1/2029 302,000 298,911
2.00%, 8/19/2031(a) 353,000 308,084
4.25%, 8/8/2032 575,000 551,908
5.00%, 8/5/2034(a) 350,000 342,570
Morgan Stanley
+ 0.00%), 3.59%,
7/22/2028(e) 50,000 49,453
7.25%, 4/1/2032(a) 910,000 1,011,361
Series I, 4.89%, 10/22/2036(d) 270,000 255,966
(United States SOFR
Compounded Index + 1.41%),
5.30%, 4/10/2037(e) 500,000 485,235
Morgan Stanley Direct Lending Fund
6.00%, 5/19/2030 250,000 246,269
MSCI, Inc.
5.25%, 9/1/2035 610,000 585,356
5.15%, 3/15/2036 90,000 85,399
Nasdaq, Inc.
5.35%, 6/28/2028(a) 278,000 281,345
5.55%, 2/15/2034(a) 917,000 927,027
Nomura Holdings, Inc.
5.61%, 7/6/2029 740,000 752,175
2.68%, 7/16/2030 250,000 227,251
5.78%, 7/3/2034(a) 175,000 177,575
Raymond James Financial, Inc.
4.65%, 4/1/2030(a) 40,000 39,775
4.90%, 9/11/2035 290,000 276,685
S&P Global, Inc.
4.75%, 8/1/2028 100,000 100,281
2.95%, 3/1/2029(a)(f) 1,262,000 1,209,056
4.25%, 5/1/2029(a) 1,200,000 1,184,922
2.50%, 12/1/2029 250,000 232,528
1.25%, 8/15/2030 200,000 173,566
4.25%, 1/15/2031(b) 350,000 340,010
2.90%, 3/1/2032(a) 1,125,000 1,011,188
5.25%, 9/15/2033(a) 500,000 504,035
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 50,000 50,420
5.63%, 8/15/2030 160,000 157,686

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 5.4% (continued)
State Street Corp.
4.54%, 4/24/2028(a)(d) $ 60,000 $ 60,018
5.82%, 11/4/2028(d) 50,000 50,772
2.40%, 1/24/2030 25,000 23,218
2.20%, 3/3/2031 50,000 44,216
4.42%, 5/13/2033(d) 150,000 145,157
5.16%, 5/18/2034(d) 300,000 298,410
6.12%, 11/21/2034(d) 10,000 10,410
Stifel Financial Corp.
4.00%, 5/15/2030 446,000 428,870
39,935,711
Chemicals - 0.8%
Cabot Corp.
5.00%, 6/30/2032(a) 150,000 148,501
CF Industries, Inc.
5.15%, 3/15/2034(a) 667,000 652,615
5.30%, 11/26/2035(a) 600,000 586,541
Ecolab, Inc.
3.25%, 12/1/2027 370,000 364,698
4.30%, 6/15/2028(a) 1,010,000 1,006,639
4.80%, 3/24/2030 150,000 149,799
1.30%, 1/30/2031(a) 150,000 128,498
EIDP, Inc.
5.13%, 5/15/2032 250,000 250,347
4.80%, 5/15/2033(a) 315,000 305,580
Lubrizol Corp. (The)
6.50%, 10/1/2034 250,000 272,229
NewMarket Corp.
2.70%, 3/18/2031 400,000 359,398
RPM International, Inc.
4.55%, 3/1/2029(a) 150,000 148,868
2.95%, 1/15/2032 150,000 133,881
Sherwin-Williams Co. (The)
2.95%, 8/15/2029(a) 701,000 664,644
2.30%, 5/15/2030(a) 400,000 363,883
4.80%, 9/1/2031(a) 55,000 54,457
2.20%, 3/15/2032(a) 250,000 215,930
5,806,508
Commercial Services & Supplies - 0.7%
Cintas Corp. No. 2
4.20%, 5/1/2028 390,000 387,400
4.00%, 5/1/2032(a) 515,000 492,128
RELX Capital, Inc.
4.00%, 3/18/2029 1,052,000 1,031,864
4.75%, 3/27/2030 50,000 49,709
3.00%, 5/22/2030 552,000 514,940
4.75%, 5/20/2032(a) 500,000 492,366
5.25%, 3/27/2035(a) 500,000 493,647
Republic Services, Inc.
4.88%, 4/1/2029 345,000 346,424
2.30%, 3/1/2030(a) 250,000 229,381
5.00%, 4/1/2034(a) 20,000 19,751
Rollins, Inc.
5.25%, 2/24/2035 325,000 317,453
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 0.7% (continued)
Veralto Corp.
5.35%, 9/18/2028 $ 485,000 $ 490,681
5.45%, 9/18/2033 500,000 504,064
Waste Management, Inc.
4.95%, 3/15/2035(a) 50,000 48,986
5,418,794
Communications Equipment - 0.8%
Cisco Systems, Inc.
4.95%, 2/24/2032 2,000 2,000
5.05%, 2/26/2034 1,423,000 1,409,981
5.10%, 2/24/2035 200,000 197,794
Motorola Solutions, Inc.
4.60%, 2/23/2028 11,000 11,001
5.00%, 4/15/2029(a) 300,000 301,564
4.60%, 5/23/2029(a) 258,000 256,523
2.30%, 11/15/2030(a) 552,000 493,378
2.75%, 5/24/2031(a) 650,000 584,449
5.60%, 6/1/2032(a) 1,330,000 1,352,666
5.40%, 4/15/2034 600,000 594,970
5.55%, 8/15/2035 470,000 468,705
5,673,031
Construction & Engineering - 0.3%
MasTec, Inc.
5.90%, 6/15/2029 600,000 613,314
Quanta Services, Inc.
4.75%, 8/9/2027 150,000 150,243
2.90%, 10/1/2030 50,000 46,051
4.50%, 1/15/2031(a) 500,000 488,255
5.25%, 8/9/2034(a) 150,000 148,177
5.10%, 8/9/2035 500,000 485,508
1,931,548
Construction Materials - 0.2%
Martin Marietta Materials, Inc.
Series CB, 2.50%,
3/15/2030(a) 220,000 201,973
2.40%, 7/15/2031 203,000 178,625
5.15%, 12/1/2034(a) 180,000 176,129
Vulcan Materials Co.
4.95%, 12/1/2029 420,000 421,728
3.50%, 6/1/2030 175,000 165,971
5.35%, 12/1/2034(a) 380,000 378,612
1,523,038
Consumer Finance - 1.3%
AerCap Ireland Capital DAC
6.15%, 9/30/2030(a) 230,000 238,218
4.95%, 9/10/2034 150,000 143,581
6.95%, 3/10/2055(a)(d) 550,000 562,673
American Express Co.
4.73%, 4/25/2029(a)(d) 350,000 350,239
5.28%, 7/27/2029(a)(d) 200,000 202,102
5.53%, 4/25/2030(a)(d) 900,000 915,590
5.09%, 1/30/2031(d) 250,000 251,173
5.02%, 4/25/2031(a)(d) 150,000 150,479
6.49%, 10/30/2031(d) 1,050,000 1,109,212
4.92%, 7/20/2033(d) 20,000 19,724

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 1.3% (continued)
American Express Co. (continued)
5.04%, 5/1/2034(d) $ 50,000 $ 49,316
5.92%, 4/25/2035(d) 230,000 234,923
5.28%, 7/26/2035(d) 340,000 337,554
(SOFR + 1.24%), 4.80%,
10/24/2036(e) 170,000 161,107
Capital One Financial Corp.
7.62%, 10/30/2031(d) 100,000 108,747
5.27%, 5/10/2033(a)(c) 500,000 495,424
5.40%, 1/30/2037(a)(d) 180,000 174,166
Ford Motor Credit Co. LLC
7.35%, 11/4/2027 200,000 205,146
7.20%, 6/10/2030(a) 100,000 104,638
Synchrony Financial
3.95%, 12/1/2027 705,000 697,015
5.15%, 3/19/2029 752,000 750,026
5.94%, 8/2/2030(d) 340,000 345,063
5.45%, 3/6/2031(d) 500,000 498,175
2.88%, 10/28/2031 1,075,000 940,881
6.00%, 7/29/2036(d) 215,000 211,974
9,257,146
Consumer Staples Distribution & Retail - 0.6%
Ahold Finance USA LLC
6.88%, 5/1/2029(a) 580,000 609,838
Costco Wholesale Corp.
1.60%, 4/20/2030(a) 340,000 305,352
1.75%, 4/20/2032 520,000 445,140
Dollar Tree, Inc.
4.20%, 5/15/2028 900,000 891,918
Kroger Co. (The)
Series B, 7.70%, 6/1/2029 100,000 107,563
8.00%, 9/15/2029 50,000 54,825
7.50%, 4/1/2031 50,000 55,313
5.00%, 9/15/2034 150,000 145,378
Sysco Corp.
2.40%, 2/15/2030 70,000 64,062
5.95%, 4/1/2030 45,000 46,232
2.45%, 12/14/2031(a) 100,000 87,826
6.00%, 1/17/2034 375,000 387,675
5.40%, 3/23/2035 350,000 345,512
5.38%, 9/21/2035 1,100,000 1,076,274
4.95%, 3/25/2036 40,000 37,703
4,660,611
Containers & Packaging - 0.3%
AptarGroup, Inc.
3.60%, 3/15/2032(a) 310,000 286,857
Avery Dennison Corp.
4.88%, 12/6/2028 536,000 537,061
2.65%, 4/30/2030 350,000 322,298
2.25%, 2/15/2032 100,000 86,280
5.75%, 3/15/2033 400,000 411,059
Packaging Corp. of America
3.00%, 12/15/2029 198,000 186,570
5.70%, 12/1/2033(a) 350,000 357,285
2,187,410
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Distributors - 0.3%
Genuine Parts Co.
6.50%, 11/1/2028 $ 360,000 $ 371,396
4.95%, 8/15/2029(a) 740,000 735,097
2.75%, 2/1/2032(a) 235,000 204,222
6.88%, 11/1/2033(a) 250,000 267,353
LKQ Corp.
5.75%, 6/15/2028(a) 600,000 607,096
6.25%, 6/15/2033(a) 50,000 50,926
2,236,090
Diversified REITs - 1.5%
American Assets Trust LP
REIT, 6.15%, 10/1/2034(a) 250,000 248,302
Broadstone Net Lease LLC
REIT, 2.60%, 9/15/2031 250,000 219,848
Digital Realty Trust LP
REIT, 3.70%, 8/15/2027 240,000 238,039
GLP Capital LP
REIT, 5.75%, 6/1/2028 450,000 453,528
REIT, 5.30%, 1/15/2029 600,000 600,592
REIT, 4.00%, 1/15/2030 415,000 396,095
REIT, 4.00%, 1/15/2031 1,200,000 1,123,956
REIT, 3.25%, 1/15/2032 655,000 579,336
REIT, 6.75%, 12/1/2033 635,000 661,028
REIT, 5.63%, 9/15/2034(a) 550,000 535,630
Rayonier LP
REIT, 2.75%, 5/17/2031 350,000 312,329
Simon Property Group LP
REIT, 6.25%, 1/15/2034 40,000 42,117
REIT, 4.75%, 9/26/2034(a) 450,000 430,826
VICI Properties LP
REIT, 4.75%, 2/15/2028(a) 955,000 953,122
REIT, 4.75%, 4/1/2028 350,000 349,080
REIT, 4.95%, 2/15/2030 703,000 695,010
REIT, 5.13%, 11/15/2031(a) 500,000 490,531
REIT, 5.13%, 5/15/2032(a) 1,040,000 1,014,328
REIT, 5.75%, 4/1/2034 300,000 298,226
REIT, 5.63%, 4/1/2035(a) 735,000 720,006
WP Carey, Inc.
REIT, 2.40%, 2/1/2031(a) 100,000 89,225
REIT, 2.25%, 4/1/2033(a) 640,000 530,027
REIT, 5.38%, 6/30/2034(a) 300,000 297,773
11,278,954
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
1.65%, 2/1/2028(a) 140,000 133,881
4.10%, 2/15/2028 10,000 9,909
2.25%, 2/1/2032 180,000 154,577
Deutsche Telekom International Finance BV
+ 0.00%), 8.25%,
6/15/2030(e)(f) 400,000 445,295
Koninklijke KPN NV
8.38%, 10/1/2030(a) 326,000 367,484
Space Exploration Technologies Corp.
5.35%, 7/15/2031(a)(b) 1,730,000 1,683,860

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 0.5% (continued)
Sprint Capital Corp.
6.88%, 11/15/2028 $ 600,000 $ 626,258
8.75%, 3/15/2032(a) 380,000 442,174
3,863,438
Electric Utilities - 2.3%
AEP Texas, Inc.
Series E, 6.65%, 2/15/2033 50,000 53,178
5.70%, 5/15/2034 300,000 303,451
American Electric Power Co., Inc.
5.63%, 3/1/2033 50,000 51,049
6.95%, 12/15/2054(d) 300,000 315,444
7.05%, 12/15/2054(d) 700,000 722,888
3.88%, 2/15/2062(c) 91,000 90,206
Appalachian Power Co.
5.65%, 4/1/2034(a) 150,000 151,402
Arizona Public Service Co.
6.35%, 12/15/2032 235,000 247,958
Duke Energy Carolinas LLC
6.45%, 10/15/2032 40,000 42,678
Duke Energy Corp.
6.45%, 9/1/2054(d) 882,000 903,315
Emera US Finance LP
2.64%, 6/15/2031 150,000 133,638
Evergy Kansas Central, Inc.
4.70%, 3/13/2028 150,000 149,947
5.25%, 3/15/2035(a) 260,000 256,209
Evergy, Inc.
2.90%, 9/15/2029(a) 640,000 602,812
6.65%, 6/1/2055(a)(d) 100,000 101,402
Interstate Power and Light Co.
5.70%, 10/15/2033 280,000 284,547
4.95%, 9/30/2034 250,000 241,264
5.60%, 6/29/2035(a) 195,000 196,060
MidAmerican Energy Co.
3.65%, 4/15/2029(a) 853,000 831,542
6.75%, 12/30/2031 550,000 596,218
5.35%, 1/15/2034(a) 380,000 383,217
Nevada Power Co.
Series CC, 3.70%, 5/1/2029 702,000 683,399
Series DD, 2.40%,
5/1/2030(a) 445,000 407,595
6.25%, 5/15/2055(a)(d) 50,000 49,806
OGE Energy Corp.
5.45%, 5/15/2029 150,000 152,320
Ohio Power Co.
Series Q, 1.63%, 1/15/2031 150,000 129,909
Series G, 6.60%, 2/15/2033 50,000 53,155
Series D, 6.60%, 3/1/2033 200,000 212,508
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033 270,000 272,550
PacifiCorp
5.10%, 2/15/2029 400,000 402,303
3.50%, 6/15/2029(a) 200,000 192,546
2.70%, 9/15/2030 440,000 400,570
5.30%, 2/15/2031(a) 550,000 553,017
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 2.3% (continued)
PacifiCorp (continued)
7.70%, 11/15/2031 $ 650,000 $ 720,788
5.45%, 2/15/2034 1,250,000 1,243,798
5.25%, 6/15/2035 200,000 193,314
Pinnacle West Capital Corp.
4.90%, 5/15/2028(a) 350,000 351,051
Progress Energy, Inc.
7.75%, 3/1/2031 620,000 685,873
Public Service Co. of Oklahoma
5.25%, 1/15/2033 250,000 248,671
5.20%, 1/15/2035 1,080,000 1,052,765
Southern California Edison Co.
6.65%, 4/1/2029 150,000 155,342
Southern Co. (The)
5.11%, 8/1/2027(f) 25,000 25,109
5.50%, 3/15/2029(a) 20,000 20,347
5.20%, 6/15/2033 377,000 374,074
5.70%, 3/15/2034 230,000 234,301
4.85%, 3/15/2035 163,000 155,857
Series 2025, 6.38%,
3/15/2055(a)(d) 350,000 354,364
Southwestern Electric Power Co.
5.30%, 4/1/2033 150,000 149,314
Tucson Electric Power Co.
3.25%, 5/15/2032(a) 400,000 362,655
5.20%, 9/15/2034 100,000 99,218
Wisconsin Electric Power Co.
5.00%, 5/15/2029 300,000 302,606
16,897,550
Electrical Equipment - 0.4%
Acuity Brands Lighting, Inc.
2.15%, 12/15/2030 350,000 310,878
Eaton Corp.
4.20%, 3/6/2031 930,000 901,948
GE Vernova, Inc.
4.88%, 2/4/2036 330,000 317,085
Hubbell, Inc.
3.15%, 8/15/2027 200,000 197,259
3.50%, 2/15/2028(a) 405,000 398,315
5.15%, 6/15/2036 120,000 116,632
Rockwell Automation, Inc.
6.70%, 1/15/2028 400,000 411,765
2,653,882
Electronic Equipment, Instruments & Components - 1.9%
Allegion US Holding Co., Inc.
3.55%, 10/1/2027(a) 250,000 247,043
5.41%, 7/1/2032(a) 400,000 403,790
5.60%, 5/29/2034 550,000 552,649
Amphenol Corp.
4.38%, 6/12/2028(a) 150,000 149,566
3.90%, 11/15/2028(a) 150,000 147,910
5.05%, 4/5/2029(a) 300,000 303,067
2.80%, 2/15/2030 50,000 46,655
2.20%, 9/15/2031(a) 350,000 308,455
5.25%, 4/5/2034(a) 300,000 300,593

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 1.9%
(continued)
Amphenol Corp. (continued)
5.00%, 1/15/2035(a) $ 100,000 $ 97,781
Arrow Electronics, Inc.
3.88%, 1/12/2028(a) 295,000 290,745
5.15%, 8/21/2029 550,000 551,768
Avnet, Inc.
6.25%, 3/15/2028(a) 250,000 254,708
3.00%, 5/15/2031(a) 150,000 134,860
CDW LLC
4.25%, 4/1/2028(a) 392,000 386,710
3.28%, 12/1/2028(a) 357,000 342,693
3.25%, 2/15/2029 420,000 400,136
5.10%, 3/1/2030(a) 450,000 445,361
3.57%, 12/1/2031 720,000 652,776
5.55%, 8/22/2034(a) 400,000 387,999
Flex Ltd.
6.00%, 1/15/2028 230,000 233,191
4.88%, 6/15/2029 200,000 199,324
4.88%, 5/12/2030 262,000 258,313
Jabil, Inc.
3.95%, 1/12/2028(a) 280,000 276,706
3.60%, 1/15/2030 450,000 427,435
3.00%, 1/15/2031(a) 250,000 227,440
Keysight Technologies, Inc.
3.00%, 10/30/2029(a) 350,000 330,554
5.35%, 7/30/2030 500,000 506,479
4.95%, 10/15/2034 500,000 483,374
nVent Finance Sarl
4.55%, 4/15/2028 170,000 169,037
5.65%, 5/15/2033(a) 330,000 334,220
TD SYNNEX Corp.
2.38%, 8/9/2028 52,000 49,456
4.30%, 1/17/2029 330,000 324,423
2.65%, 8/9/2031(a) 370,000 325,981
6.10%, 4/12/2034 400,000 407,485
Teledyne Technologies, Inc.
2.25%, 4/1/2028(a) 357,000 343,141
2.75%, 4/1/2031 700,000 632,996
Tyco Electronics Group SA
3.13%, 8/15/2027 20,000 19,737
4.63%, 2/1/2030 200,000 198,416
4.50%, 2/9/2031(a) 240,000 236,413
2.50%, 2/4/2032 725,000 636,008
Vontier Corp.
2.40%, 4/1/2028 402,000 385,881
2.95%, 4/1/2031(a) 475,000 428,889
13,840,164
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
3.34%, 12/15/2027(a) 370,000 364,384
Entertainment - 0.8%
Netflix, Inc.
4.88%, 4/15/2028(a) 1,065,000 1,070,485
5.88%, 11/15/2028(a) 15,000 15,411
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 0.8% (continued)
Netflix, Inc. (continued)
6.38%, 5/15/2029(a) $ 650,000 $ 678,534
4.90%, 8/15/2034(a) 700,000 686,062
5.25%, 8/15/2036 2,000,000 1,971,947
Take-Two Interactive Software, Inc.
4.95%, 3/28/2028(a) 350,000 351,593
4.00%, 4/14/2032(a) 411,000 387,965
5.60%, 6/12/2034 100,000 100,743
Tencent Music Entertainment Group
2.00%, 9/3/2030 600,000 536,736
5,799,476
Financial Services - 2.3%
Apollo Global Management, Inc.
6.38%, 11/15/2033(a) 655,000 687,094
5.15%, 8/12/2035 190,000 181,701
6.00%, 12/15/2054(a)(d) 300,000 287,235
Block Financial LLC
2.50%, 7/15/2028 380,000 362,411
3.88%, 8/15/2030 485,000 458,369
Corebridge Financial, Inc.
6.88%, 12/15/2052(a)(d) 365,000 369,194
Enact Holdings, Inc.
6.25%, 5/28/2029 200,000 205,152
Equitable Holdings, Inc.
4.35%, 4/20/2028 150,000 148,912
6.70%, 3/28/2055(d) 90,000 91,391
Essent Group Ltd.
6.25%, 7/1/2029 300,000 308,288
Fiserv, Inc.
5.45%, 3/2/2028 300,000 302,377
5.60%, 3/2/2033(a) 50,000 49,816
5.63%, 8/21/2033 350,000 347,345
5.45%, 3/15/2034(a) 50,000 48,735
5.25%, 8/11/2035 110,000 105,034
Global Payments, Inc.
3.20%, 8/15/2029 50,000 47,180
5.30%, 8/15/2029 100,000 100,140
2.90%, 5/15/2030(a) 200,000 182,684
5.40%, 8/15/2032(a) 265,000 261,116
5.55%, 11/15/2035 100,000 95,237
Mastercard, Inc.
4.88%, 3/9/2028 50,000 50,314
4.55%, 3/15/2028 200,000 200,232
2.95%, 6/1/2029(a) 931,000 891,316
4.43%, 6/8/2029 130,000 129,249
3.35%, 3/26/2030(a) 1,603,000 1,528,784
2.00%, 11/18/2031 275,000 240,113
4.35%, 1/15/2032(a) 2,200,000 2,141,769
4.85%, 3/9/2033(a) 600,000 595,446
4.88%, 5/9/2034(a) 1,000,000 985,826
4.55%, 1/15/2035(a) 410,000 392,729
MGIC Investment Corp.
5.25%, 8/15/2028 790,000 788,756

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 2.3% (continued)
National Rural Utilities Cooperative Finance
Corp.
Series D, 4.15%, 8/25/2028 $ 80,000 $ 79,239
Series C, 8.00%, 3/1/2032 400,000 454,021
NMI Holdings, Inc.
6.00%, 8/15/2029 600,000 608,706
ORIX Corp.
5.00%, 9/13/2027 50,000 50,244
Radian Group, Inc.
6.20%, 5/15/2029 400,000 411,745
Synchrony Bank
5.63%, 8/23/2027 404,000 407,873
Visa, Inc.
0.75%, 8/15/2027 10,000 9,646
2.75%, 9/15/2027 410,000 403,287
2.05%, 4/15/2030(a) 325,000 296,623
1.10%, 2/15/2031(a) 50,000 42,939
4.40%, 2/12/2033(a) 90,000 87,413
4.70%, 2/12/2036(a) 750,000 725,750
Woodside Finance Ltd.
4.90%, 5/19/2028(a) 250,000 250,483
5.10%, 9/12/2034(a) 450,000 435,626
6.00%, 5/19/2035 440,000 449,195
17,296,735
Food Products - 0.9%
Flowers Foods, Inc.
2.40%, 3/15/2031(a) 250,000 214,965
General Mills, Inc.
4.95%, 3/29/2033(a) 285,000 279,072
Hormel Foods Corp.
1.80%, 6/11/2030(a) 440,000 393,162
Ingredion, Inc.
2.90%, 6/1/2030 800,000 744,184
McCormick & Co., Inc.
3.40%, 8/15/2027(a) 290,000 286,693
1.85%, 2/15/2031 150,000 131,074
4.70%, 10/15/2034 250,000 237,498
Mondelez International, Inc.
4.25%, 5/6/2028(a) 360,000 357,800
4.75%, 2/20/2029(a) 50,000 50,064
2.75%, 4/13/2030 623,000 578,335
1.50%, 2/4/2031 250,000 215,902
6.50%, 11/1/2031 150,000 160,839
3.00%, 3/17/2032(a) 550,000 495,060
4.75%, 8/28/2034(a) 150,000 144,500
5.13%, 5/6/2035(a) 250,000 245,581
Tyson Foods, Inc.
4.35%, 3/1/2029(a) 690,000 682,209
5.70%, 3/15/2034(a) 350,000 355,429
Unilever Capital Corp.
3.50%, 3/22/2028 462,000 455,402
2.13%, 9/6/2029 135,000 125,598
5.00%, 12/8/2033(a) 190,000 189,980
4.63%, 8/12/2034 600,000 582,491
6,925,838
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Gas Utilities - 0.5%
Atmos Energy Corp.
2.63%, 9/15/2029 $ 250,000 $ 235,886
1.50%, 1/15/2031(a) 500,000 433,616
5.45%, 10/15/2032 300,000 305,377
5.90%, 11/15/2033 500,000 521,123
National Fuel Gas Co.
3.95%, 9/15/2027 240,000 237,880
4.75%, 5/15/2029 270,000 268,038
2.95%, 3/1/2031(a) 250,000 226,557
5.95%, 3/15/2035 590,000 599,878
5.50%, 5/15/2036 50,000 48,501
Southwest Gas Corp.
5.80%, 12/1/2027 250,000 253,072
5.45%, 3/23/2028(a) 210,000 211,710
3,341,638
Ground Transportation - 0.5%
Burlington Northern Santa Fe LLC
7.95%, 8/15/2030(a) 330,000 367,063
Canadian Pacific Railway Co.
7.13%, 10/15/2031 60,000 65,602
Fedex Freight Holding Co., Inc.
5.25%, 3/15/2036(b) 120,000 114,495
Uber Technologies, Inc.
4.30%, 1/15/2030(a) 1,830,000 1,794,299
4.80%, 9/15/2034 1,645,000 1,574,766
4.80%, 9/15/2035 100,000 94,760
4,010,985
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories
3.70%, 3/9/2029(a) 490,000 478,799
4.30%, 3/15/2033 100,000 95,820
4.65%, 3/15/2036 1,150,000 1,092,444
Augusta SpinCo Corp.
4.32%, 9/23/2027 50,000 49,839
Boston Scientific Corp.
4.00%, 3/1/2029 120,000 117,807
2.65%, 6/1/2030(a) 755,000 697,168
DH Europe Finance II Sarl
2.60%, 11/15/2029(a) 152,000 142,071
Edwards Lifesciences Corp.
4.30%, 6/15/2028(a) 650,000 645,857
Medtronic Global Holdings SCA
4.25%, 3/30/2028(a) 740,000 737,320
4.50%, 3/30/2033(a) 150,000 144,835
Medtronic, Inc.
4.38%, 3/15/2035(a) 550,000 518,524
Smith & Nephew plc
2.03%, 10/14/2030(a) 400,000 353,566
STERIS Irish FinCo. UnLtd Co.
2.70%, 3/15/2031 400,000 360,245
Stryker Corp.
3.65%, 3/7/2028 400,000 394,177
4.85%, 12/8/2028 600,000 601,973
4.25%, 9/11/2029(a) 150,000 148,094
4.85%, 2/10/2030 50,000 49,995

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 1.3% (continued)
Stryker Corp. (continued)
1.95%, 6/15/2030(a) $ 1,374,000 $ 1,234,710
4.63%, 9/11/2034 775,000 742,674
5.20%, 2/10/2035(a) 680,000 674,332
9,280,250
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.
5.13%, 2/15/2029 700,000 705,547
5.00%, 11/15/2029(a) 450,000 451,830
5.45%, 2/15/2034 475,000 476,770
5.35%, 11/15/2034 550,000 545,761
5.15%, 9/15/2035(a) 85,000 83,028
Cencora, Inc.
3.45%, 12/15/2027(a) 861,000 848,424
4.63%, 12/15/2027(a) 40,000 40,041
4.85%, 12/15/2029 40,000 40,046
2.80%, 5/15/2030(a) 370,000 343,133
2.70%, 3/15/2031(a) 880,000 797,384
5.13%, 2/15/2034 400,000 394,588
5.15%, 2/15/2035(a) 290,000 285,097
4.90%, 2/13/2036 280,000 268,014
Centene Corp.
4.63%, 12/15/2029 77,000 74,700
3.38%, 2/15/2030 390,000 360,707
3.00%, 10/15/2030 125,000 112,331
2.50%, 3/1/2031 160,000 139,118
CommonSpirit Health
6.07%, 11/1/2027 830,000 842,942
Elevance Health, Inc.
4.00%, 9/15/2028 20,000 19,732
4.75%, 2/15/2033 200,000 194,178
HCA, Inc.
5.20%, 6/1/2028(a) 190,000 191,488
5.63%, 9/1/2028(a) 200,000 202,580
3.50%, 9/1/2030 200,000 188,520
5.45%, 4/1/2031(a) 200,000 202,520
5.50%, 6/1/2033(a) 150,000 150,676
7.50%, 11/6/2033 50,000 55,568
5.60%, 4/1/2034 125,000 125,687
5.45%, 9/15/2034(a) 280,000 278,106
Laboratory Corp. of America Holdings
2.95%, 12/1/2029(a) 400,000 377,065
4.35%, 4/1/2030 220,000 215,635
4.80%, 10/1/2034(a) 900,000 862,842
McKesson Corp.
4.90%, 7/15/2028 200,000 201,150
4.25%, 9/15/2029(a) 530,000 522,410
4.65%, 5/30/2030(a) 450,000 446,873
5.10%, 7/15/2033(a) 450,000 450,074
5.25%, 5/30/2035(a) 850,000 847,358
OhioHealth Corp.
2.30%, 11/15/2031 200,000 175,738
Quest Diagnostics, Inc.
4.60%, 12/15/2027(a) 780,000 780,805
2.95%, 6/30/2030(a) 120,000 111,665
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.2% (continued)
Quest Diagnostics, Inc. (continued)
6.40%, 11/30/2033 $ 560,000 $ 597,534
UnitedHealth Group, Inc.
5.35%, 2/15/2033 450,000 454,802
4.50%, 4/15/2033 130,000 125,021
5.15%, 7/15/2034 20,000 19,838
5.30%, 6/15/2035 400,000 400,213
Universal Health Services, Inc.
4.63%, 10/15/2029 400,000 393,693
2.65%, 10/15/2030 600,000 537,028
2.65%, 1/15/2032(a) 350,000 303,185
16,241,445
Health Care REITs - 0.9%
Alexandria Real Estate Equities, Inc.
REIT, 1.88%, 2/1/2033(a) 550,000 441,351
REIT, 2.95%, 3/15/2034 153,000 127,401
REIT, 5.50%, 10/1/2035(a) 30,000 29,326
Healthcare Realty Holdings LP
REIT, 3.10%, 2/15/2030 50,000 46,753
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 200,000 192,603
REIT, 3.00%, 1/15/2030 50,000 46,794
National Health Investors, Inc.
REIT, 3.00%, 2/1/2031 300,000 269,936
Omega Healthcare Investors, Inc.
REIT, 4.75%, 1/15/2028 761,000 759,044
REIT, 3.63%, 10/1/2029 352,000 336,125
REIT, 5.20%, 7/1/2030 410,000 407,734
REIT, 3.38%, 2/1/2031 635,000 583,784
REIT, 3.25%, 4/15/2033(a) 475,000 413,477
Sabra Health Care LP
REIT, 3.90%, 10/15/2029 151,000 145,590
REIT, 3.20%, 12/1/2031 600,000 538,803
Welltower OP LLC
REIT, 3.10%, 1/15/2030 395,000 373,223
REIT, 4.50%, 7/1/2030(a) 620,000 611,269
REIT, 2.75%, 1/15/2031(a) 100,000 91,343
REIT, 2.80%, 6/1/2031(a) 443,000 402,774
REIT, 5.13%, 7/1/2035 680,000 670,405
6,487,735
Health Care Technology - 0.0%(g)
IQVIA, Inc.
6.25%, 2/1/2029 80,000 82,152
Hotel & Resort REITs - 0.4%
Host Hotels & Resorts LP
Series H, REIT, 3.38%,
12/15/2029 103,000 97,657
Series I, REIT, 3.50%,
9/15/2030(a) 650,000 609,469
Series J, REIT, 2.90%,
12/15/2031 250,000 221,095
REIT, 5.70%, 6/15/2032 670,000 678,582
REIT, 5.70%, 7/1/2034(a) 570,000 569,571
REIT, 5.50%, 4/15/2035 600,000 590,182
2,766,556

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc.
4.40%, 3/16/2029 $ 20,000 $ 19,834
4.65%, 3/16/2031 190,000 187,316
5.25%, 3/16/2036(a) 660,000 643,100
Booking Holdings, Inc.
3.55%, 3/15/2028(a) 425,000 418,361
Choice Hotels International, Inc.
3.70%, 12/1/2029(a) 288,000 276,302
3.70%, 1/15/2031 425,000 398,450
5.85%, 8/1/2034(a) 415,000 414,319
Darden Restaurants, Inc.
4.35%, 10/15/2027 30,000 29,909
4.55%, 10/15/2029 10,000 9,894
Hyatt Hotels Corp.
4.38%, 9/15/2028 40,000 39,588
5.25%, 6/30/2029 10,000 10,081
Marriott International, Inc.
5.00%, 10/15/2027(a) 188,000 188,928
Series X, 4.00%, 4/15/2028 102,000 100,979
5.55%, 10/15/2028 850,000 864,522
Series AA, 4.65%, 12/1/2028 100,000 99,849
4.90%, 4/15/2029 500,000 501,489
4.88%, 5/15/2029(a) 200,000 200,572
4.80%, 3/15/2030 800,000 796,002
Series FF, 4.63%, 6/15/2030 827,000 817,599
Series HH, 2.85%, 4/15/2031 1,250,000 1,137,849
Series GG, 3.50%,
10/15/2032(a) 565,000 514,027
4.50%, 5/1/2033(a) 190,000 181,283
Series II, 2.75%,
10/15/2033(a) 100,000 85,411
5.30%, 5/15/2034 50,000 49,451
5.35%, 3/15/2035(a) 820,000 810,950
5.25%, 10/15/2035(a) 250,000 244,619
McDonald's Corp.
4.80%, 8/14/2028(a) 390,000 391,568
2.63%, 9/1/2029(a) 1,145,000 1,079,295
2.13%, 3/1/2030 551,000 503,154
3.60%, 7/1/2030(a) 395,000 379,395
4.60%, 9/9/2032 530,000 522,240
4.95%, 8/14/2033(a) 540,000 538,029
5.20%, 5/17/2034 220,000 220,596
4.95%, 3/3/2035(a) 650,000 633,521
13,308,482
Household Durables - 0.6%
DR Horton, Inc.
1.40%, 10/15/2027(a) 910,000 876,759
5.00%, 10/15/2034 660,000 640,716
Lennar Corp.
5.20%, 7/30/2030(a) 500,000 502,337
NVR, Inc.
3.00%, 5/15/2030 627,000 582,949
PulteGroup, Inc.
7.88%, 6/15/2032 250,000 283,250
6.38%, 5/15/2033 570,000 602,696
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 0.6% (continued)
Sekisui House US, Inc.
3.85%, 1/15/2030 $ 250,000 $ 236,814
Toll Brothers Finance Corp.
4.35%, 2/15/2028 260,000 258,478
3.80%, 11/1/2029(a) 250,000 241,220
4,225,219
Household Products - 0.7%
Church & Dwight Co., Inc.
3.15%, 8/1/2027(a) 605,000 597,628
2.30%, 12/15/2031 300,000 262,347
5.60%, 11/15/2032(a) 400,000 412,733
Clorox Co. (The)
4.40%, 5/1/2029 440,000 435,087
1.80%, 5/15/2030 300,000 267,377
4.60%, 5/1/2032(a) 350,000 339,576
Colgate-Palmolive Co.
4.60%, 3/1/2028 200,000 200,700
4.20%, 5/1/2030(a) 200,000 198,103
3.25%, 8/15/2032(a) 200,000 185,240
4.60%, 3/1/2033 200,000 199,225
Kimberly-Clark Corp.
3.10%, 3/26/2030 12,000 11,336
Procter & Gamble Co. (The)
2.85%, 8/11/2027 50,000 49,301
3.00%, 3/25/2030(a) 1,444,000 1,367,279
1.20%, 10/29/2030 200,000 173,915
4.55%, 1/29/2034(a) 375,000 367,331
5.50%, 2/1/2034 220,000 226,167
4.35%, 11/3/2035 80,000 75,933
5,369,278
Independent Power and Renewable Electricity Producers - 0.0%(g)
Southern Power Co.
Series B, 4.90%, 10/1/2035 195,000 185,406
Industrial Conglomerates - 0.2%
3M Co.
3.38%, 3/1/2029 500,000 484,010
4.80%, 3/15/2030 310,000 309,913
5.15%, 3/15/2035 220,000 217,422
Pentair Finance Sarl
4.50%, 7/1/2029 200,000 197,656
5.90%, 7/15/2032(a) 450,000 458,749
1,667,750
Industrial REITs - 0.0%(g)
LXP Industrial Trust
REIT, 2.38%, 10/1/2031(a) 200,000 176,129
Insurance - 4.9%
ACE Capital Trust II
9.70%, 4/1/2030 170,000 195,502
Alleghany Corp.
3.63%, 5/15/2030 425,000 406,953
Allstate Corp. (The)
5.05%, 6/24/2029(a) 150,000 151,241
5.25%, 3/30/2033 50,000 50,180
5.35%, 6/1/2033 195,000 196,363
5.95%, 4/1/2036(a) 1,690,000 1,748,200

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 4.9% (continued)
American Financial Group, Inc.
5.25%, 4/2/2030 $ 325,000 $ 326,213
American National Group, Inc.
5.75%, 10/1/2029(a) 250,000 253,200
Aon Corp.
4.50%, 12/15/2028 360,000 358,348
3.75%, 5/2/2029(a) 475,000 461,763
2.80%, 5/15/2030(a) 487,000 451,087
2.05%, 8/23/2031(a) 200,000 173,522
2.60%, 12/2/2031(a) 315,000 278,126
5.00%, 9/12/2032 275,000 272,755
5.35%, 2/28/2033(a) 574,000 576,545
Aon North America, Inc.
5.15%, 3/1/2029 500,000 503,972
5.30%, 3/1/2031(a) 650,000 656,553
5.45%, 3/1/2034 1,855,000 1,857,620
Arch Capital Group Ltd.
7.35%, 5/1/2034 200,000 223,710
Arthur J Gallagher & Co.
2.40%, 11/9/2031 70,000 61,256
6.50%, 2/15/2034(a) 300,000 317,773
5.45%, 7/15/2034 80,000 79,680
Assurant, Inc.
4.90%, 3/27/2028 250,000 250,033
3.70%, 2/22/2030 51,000 48,516
2.65%, 1/15/2032 575,000 499,730
Assured Guaranty US Holdings, Inc.
6.13%, 9/15/2028(a) 170,000 174,198
Athene Holding Ltd.
4.13%, 1/12/2028(a) 650,000 641,904
6.15%, 4/3/2030 475,000 489,424
3.50%, 1/15/2031(a) 750,000 695,766
6.65%, 2/1/2033 450,000 468,986
5.88%, 1/15/2034 500,000 498,461
6.63%, 10/15/2054(d) 300,000 282,740
6.88%, 6/28/2055(a)(d) 320,000 302,259
AXIS Specialty Finance LLC
3.90%, 7/15/2029 200,000 194,465
4.90%, 1/15/2040(a)(c) 352,000 344,613
AXIS Specialty Finance plc
4.00%, 12/6/2027 110,000 108,964
Brighthouse Financial, Inc.
5.63%, 5/15/2030(a) 10,000 10,072
Brown & Brown, Inc.
4.50%, 3/15/2029 420,000 414,518
2.38%, 3/15/2031 402,000 354,312
4.20%, 3/17/2032 10,000 9,394
5.55%, 6/23/2035 360,000 353,004
Chubb INA Holdings LLC
5.00%, 3/15/2034(a) 350,000 344,993
4.90%, 8/15/2035(a) 810,000 782,407
Cincinnati Financial Corp.
6.92%, 5/15/2028(a) 200,000 207,678
6.13%, 11/1/2034 550,000 566,277
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 4.9% (continued)
CNA Financial Corp.
3.45%, 8/15/2027 $ 760,000 $ 751,790
2.05%, 8/15/2030(a) 565,000 503,287
5.50%, 6/15/2033 450,000 450,939
F&G Annuities & Life, Inc.
7.40%, 1/13/2028(a) 595,000 609,349
6.50%, 6/4/2029 545,000 555,799
6.25%, 10/4/2034 70,000 67,738
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028 940,000 940,435
3.38%, 3/3/2031 400,000 370,635
5.63%, 8/16/2032(a) 630,000 637,920
6.00%, 12/7/2033(a) 400,000 411,110
Fidelity National Financial, Inc.
4.50%, 8/15/2028 10,000 9,932
Globe Life, Inc.
2.15%, 8/15/2030(a) 250,000 224,339
4.80%, 6/15/2032 200,000 195,586
5.85%, 9/15/2034 1,060,000 1,074,288
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030 250,000 226,001
5.50%, 9/1/2035 400,000 393,797
Hartford Insurance Group, Inc. (The)
2.80%, 8/19/2029(a) 302,000 284,828
Horace Mann Educators Corp.
7.25%, 9/15/2028 200,000 208,483
Loews Corp.
3.20%, 5/15/2030 150,000 141,300
Manulife Financial Corp.
4.06%, 2/24/2032(c) 101,000 100,367
4.99%, 12/11/2035 300,000 289,071
Markel Group, Inc.
3.50%, 11/1/2027 300,000 295,733
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029(a) 520,000 515,750
4.65%, 3/15/2030(a) 500,000 496,403
2.25%, 11/15/2030(a) 150,000 134,706
4.85%, 11/15/2031 270,000 267,826
2.38%, 12/15/2031(a) 250,000 219,420
5.88%, 8/1/2033 10,000 10,361
5.40%, 9/15/2033(a) 260,000 262,847
5.15%, 3/15/2034 945,000 935,423
5.00%, 3/15/2035 1,510,000 1,467,794
Old Republic International Corp.
5.75%, 3/28/2034 250,000 250,757
Primerica, Inc.
2.80%, 11/19/2031(a) 400,000 356,104
Principal Financial Group, Inc.
3.70%, 5/15/2029 160,000 155,413
Progressive Corp. (The)
3.20%, 3/26/2030 51,000 48,222
3.00%, 3/15/2032 10,000 9,039
6.25%, 12/1/2032 100,000 106,622
4.95%, 6/15/2033(a) 10,000 9,916
5.15%, 3/26/2036(a) 120,000 117,480

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 4.9% (continued)
Prudential Financial, Inc.
6.00%, 9/1/2052(c) $ 20,000 $ 20,129
6.50%, 3/15/2054(d) 630,000 644,532
Reinsurance Group of America, Inc.
(US Treasury Yield Curve
Rate T Note Constant Maturity
5 Year + 2.39%), 6.65%,
9/15/2055(e) 80,000 79,794
RenaissanceRe Holdings Ltd.
3.60%, 4/15/2029(a) 900,000 870,995
5.75%, 6/5/2033(a) 600,000 604,581
5.80%, 4/1/2035 200,000 201,241
Travelers Cos., Inc. (The)
4.95%, 7/24/2031 500,000 499,530
Unum Group
4.00%, 6/15/2029(a) 100,000 97,641
Willis North America, Inc.
4.50%, 9/15/2028 240,000 238,726
2.95%, 9/15/2029 284,000 267,755
4.55%, 3/15/2031 460,000 447,337
5.35%, 5/15/2033(a) 485,000 483,859
36,206,206
Interactive Media & Services - 3.1%
Alphabet, Inc.
1.10%, 8/15/2030(a) 1,440,000 1,250,926
4.10%, 2/15/2031(a) 1,210,000 1,172,974
4.38%, 11/15/2032 406,000 392,291
4.50%, 5/15/2035 740,000 704,665
4.70%, 11/15/2035 2,670,000 2,542,191
4.80%, 2/15/2036(a) 2,935,000 2,816,077
Meta Platforms, Inc.
4.80%, 5/15/2030(a) 260,000 259,492
4.20%, 11/15/2030(a) 800,000 775,383
4.55%, 5/15/2031(a) 1,480,000 1,444,293
4.55%, 8/15/2031(a) 465,000 453,300
3.85%, 8/15/2032 1,940,000 1,797,565
4.60%, 11/15/2032(a) 1,150,000 1,106,993
4.95%, 5/15/2033 1,854,000 1,811,072
4.75%, 8/15/2034(a) 2,330,000 2,216,957
4.88%, 11/15/2035 2,880,000 2,701,647
5.25%, 5/15/2036(a) 1,390,000 1,332,688
22,778,514
IT Services - 0.8%
Accenture Capital, Inc.
4.05%, 10/4/2029 550,000 538,896
4.25%, 10/4/2031 450,000 433,339
4.50%, 10/4/2034(a) 1,037,000 974,120
Amdocs Ltd.
2.54%, 6/15/2030(a) 450,000 405,009
Booz Allen Hamilton, Inc.
5.95%, 8/4/2033(a) 500,000 497,187
5.95%, 4/15/2035(a) 400,000 392,994
CGI, Inc.
2.30%, 9/14/2031 495,000 425,531
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
IT Services - 0.8% (continued)
Gartner, Inc.
5.60%, 11/20/2035(a) $ 600,000 $ 564,429
Genpact Luxembourg Sarl
6.00%, 6/4/2029 5,000 5,090
Genpact UK Finco plc
4.95%, 11/18/2030(a) 470,000 460,220
IBM International Capital Pte. Ltd.
4.90%, 2/5/2034(a) 355,000 341,729
International Business Machines Corp.
6.50%, 1/15/2028 70,000 71,909
VeriSign, Inc.
2.70%, 6/15/2031(a) 790,000 706,045
5.25%, 6/1/2032(a) 290,000 289,322
6,105,820
Leisure Products - 0.0%(g)
Hasbro, Inc.
6.05%, 5/14/2034 150,000 154,470
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.
4.20%, 9/9/2027 200,000 199,271
2.75%, 9/15/2029 332,000 312,506
2.10%, 6/4/2030(a) 450,000 405,677
2.30%, 3/12/2031(a) 751,000 668,539
4.75%, 9/9/2034(a) 250,000 240,363
1,826,356
Machinery - 1.2%
Cummins, Inc.
7.13%, 3/1/2028 100,000 104,027
Dover Corp.
2.95%, 11/4/2029 450,000 424,554
Flowserve Corp.
3.50%, 10/1/2030(a) 300,000 281,034
2.80%, 1/15/2032 225,000 197,058
IDEX Corp.
4.95%, 9/1/2029 505,000 505,780
3.00%, 5/1/2030(a) 350,000 325,494
2.63%, 6/15/2031(a) 300,000 269,024
Ingersoll Rand, Inc.
5.18%, 6/15/2029(a) 300,000 304,000
5.70%, 8/14/2033 75,000 76,708
Nordson Corp.
5.60%, 9/15/2028(a) 250,000 253,965
4.50%, 12/15/2029 990,000 978,354
5.80%, 9/15/2033 200,000 204,629
Oshkosh Corp.
4.60%, 5/15/2028 25,000 24,914
Otis Worldwide Corp.
5.25%, 8/16/2028 770,000 777,973
4.49%, 5/7/2029 250,000 248,455
2.57%, 2/15/2030(a) 798,000 736,488
Parker-Hannifin Corp.
4.25%, 9/15/2027(a) 230,000 229,468
3.25%, 6/14/2029 835,000 802,043

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.2% (continued)
Westinghouse Air Brake Technologies Corp.
+ 0.00%), 4.70%,
9/15/2028(a)(e)(f) $ 864,000 $ 862,790
4.90%, 5/29/2030 120,000 119,637
5.61%, 3/11/2034(a) 300,000 303,292
5.50%, 5/29/2035 450,000 450,428
Xylem, Inc.
1.95%, 1/30/2028(a) 350,000 336,878
2.25%, 1/30/2031(a) 350,000 313,345
9,130,338
Marine Transportation - 0.0%(g)
Kirby Corp.
4.20%, 3/1/2028 250,000 247,935
Media - 0.3%
Fox Corp.
4.71%, 1/25/2029 1,655,000 1,647,258
3.50%, 4/8/2030(a) 350,000 333,369
1,980,627
Metals & Mining - 1.3%
AngloGold Ashanti Holdings plc
3.75%, 10/1/2030(a) 500,000 472,268
BHP Billiton Finance USA Ltd.
5.25%, 9/8/2030(a) 220,000 223,041
4.90%, 2/28/2033 250,000 246,439
5.25%, 9/8/2033 1,650,000 1,655,167
5.30%, 2/21/2035(a) 475,000 473,711
Kinross Gold Corp.
6.25%, 7/15/2033 175,000 182,794
Newmont Corp.
3.25%, 5/13/2030(a) 350,000 332,122
Reliance, Inc.
2.15%, 8/15/2030 350,000 313,324
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033 550,000 577,091
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028(a) 282,000 295,125
Rio Tinto Finance USA plc
4.50%, 3/14/2028 40,000 40,039
4.88%, 3/14/2030 225,000 225,320
5.00%, 3/9/2033 150,000 148,790
5.25%, 3/14/2035 810,000 805,460
Southern Copper Corp.
7.50%, 7/27/2035 850,000 961,244
Steel Dynamics, Inc.
3.45%, 4/15/2030 430,000 408,054
3.25%, 1/15/2031(a) 150,000 139,297
5.38%, 8/15/2034(a) 540,000 537,988
5.25%, 5/15/2035 150,000 147,482
Vale Canada Ltd.
7.20%, 9/15/2032 150,000 161,325
Vale Overseas Ltd.
3.75%, 7/8/2030 545,000 518,487
6.13%, 6/12/2033(a) 525,000 544,307
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 1.3% (continued)
Yamana Gold, Inc.
2.63%, 8/15/2031 $ 285,000 $ 250,931
9,659,806
Multi-Utilities - 1.8%
Ameren Corp.
5.00%, 1/15/2029(a) 320,000 321,674
5.38%, 3/15/2035 420,000 415,885
Berkshire Hathaway Energy Co.
8.48%, 9/15/2028 375,000 402,220
3.70%, 7/15/2030 2,323,000 2,228,854
1.65%, 5/15/2031(a) 1,050,000 902,813
Black Hills Corp.
6.00%, 1/15/2035 360,000 365,749
CenterPoint Energy, Inc.
Series A, 7.00%, 2/15/2055(d) 200,000 206,148
6.70%, 5/15/2055(d) 150,000 152,511
CMS Energy Corp.
3.45%, 8/15/2027(a) 50,000 49,416
4.75%, 6/1/2050(c) 135,000 131,308
3.75%, 12/1/2050(d) 150,000 138,202
6.50%, 6/1/2055(d) 250,000 252,936
Dominion Energy, Inc.
Series B, 7.00%, 6/1/2054(d) 230,000 239,970
6.63%, 5/15/2055(d) 95,000 95,713
DTE Energy Co.
5.20%, 4/1/2030(a) 250,000 251,583
National Grid plc
5.60%, 6/12/2028(a) 75,000 76,227
5.81%, 6/12/2033 130,000 133,150
5.42%, 1/11/2034 290,000 289,626
NiSource, Inc.
5.25%, 3/30/2028(a) 450,000 453,889
5.20%, 7/1/2029 620,000 627,438
5.40%, 6/30/2033(a) 590,000 594,505
5.35%, 7/15/2035(a) 300,000 296,393
6.95%, 11/30/2054(d) 140,000 143,872
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027 700,000 711,006
5.88%, 10/15/2028 1,320,000 1,348,931
5.20%, 4/1/2029(a) 150,000 151,356
6.13%, 10/15/2033 350,000 363,712
5.45%, 4/1/2034(a) 350,000 350,359
5.40%, 3/15/2035 200,000 198,392
Sempra
4.13%, 4/1/2052(c) 200,000 198,468
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032(a) 50,000 50,142
4.95%, 9/15/2034(a) 95,000 92,316
WEC Energy Group, Inc.
5.15%, 10/1/2027(a) 700,000 704,051
12,938,815
Office REITs - 0.3%
Boston Properties LP
REIT, 3.40%, 6/21/2029 200,000 191,798

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Office REITs - 0.3% (continued)
COPT Defense Properties LP
REIT, 2.00%, 1/15/2029(a) $ 375,000 $ 350,098
REIT, 4.50%, 10/15/2030(a) 230,000 224,599
REIT, 2.75%, 4/15/2031(a) 50,000 44,873
REIT, 2.90%, 12/1/2033 300,000 252,256
Kilroy Realty LP
REIT, 4.75%, 12/15/2028(a) 60,000 59,453
REIT, 2.65%, 11/15/2033 910,000 725,644
1,848,721
Oil, Gas & Consumable Fuels - 5.1%
Boardwalk Pipelines LP
4.80%, 5/3/2029 400,000 399,336
3.40%, 2/15/2031(a) 250,000 231,663
3.60%, 9/1/2032(a) 270,000 247,279
Burlington Resources LLC
7.20%, 8/15/2031 150,000 164,882
Canadian Natural Resources Ltd.
5.00%, 12/15/2029(a) 220,000 221,238
2.95%, 7/15/2030(a) 300,000 278,527
7.20%, 1/15/2032 225,000 245,853
6.45%, 6/30/2033(a) 200,000 212,851
5.40%, 12/15/2034 900,000 894,625
5.85%, 2/1/2035(a) 150,000 153,441
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 715,000 689,570
Cheniere Energy Partners LP
4.50%, 10/1/2029(a) 350,000 346,193
3.25%, 1/31/2032 700,000 633,321
5.95%, 6/30/2033 80,000 82,377
5.75%, 8/15/2034 350,000 354,242
5.55%, 10/30/2035 100,000 99,343
Cheniere Energy, Inc.
5.65%, 4/15/2034(a) 660,000 666,447
Chevron Corp.
2.24%, 5/11/2030 755,000 690,827
Chevron USA, Inc.
4.69%, 4/15/2030 750,000 749,760
ConocoPhillips Co.
5.00%, 1/15/2035(a) 200,000 195,875
Continental Resources, Inc.
4.38%, 1/15/2028 300,000 297,707
DCP Midstream Operating LP
3.25%, 2/15/2032 100,000 90,966
Diamondback Energy, Inc.
6.25%, 3/15/2033 205,000 214,927
5.40%, 4/18/2034(a) 100,000 99,687
Eastern Energy Gas Holdings LLC
5.80%, 1/15/2035 300,000 304,663
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029 252,000 237,294
El Paso Natural Gas Co. LLC
8.38%, 6/15/2032(f) 100,000 115,142
Enbridge, Inc.
5.70%, 3/8/2033 5,000 5,099
7.38%, 3/15/2055(a)(d) 25,000 26,104
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 5.1% (continued)
Enbridge, Inc. (continued)
Series 20-A, 5.75%,
7/15/2080(c) $ 35,000 $ 34,939
7.63%, 1/15/2083(c) 60,000 64,613
8.50%, 1/15/2084(a)(d) 240,000 271,208
Eni USA, Inc.
7.30%, 11/15/2027 200,000 206,236
Enterprise Products Operating LLC
5.35%, 1/31/2033 92,000 93,230
Series D, 6.88%, 3/1/2033(a) 200,000 218,931
4.85%, 1/31/2034 25,000 24,395
4.95%, 2/15/2035 500,000 487,462
Series J, 5.75%, 3/1/2035 100,000 101,566
Series E, 5.25%, 8/16/2077(c) 702,000 700,317
5.38%, 2/15/2078(c) 150,000 149,351
EOG Resources, Inc.
4.40%, 7/15/2028(a) 300,000 299,266
4.38%, 4/15/2030(a) 802,000 790,752
4.40%, 1/15/2031 50,000 49,031
5.00%, 7/15/2032 350,000 348,901
3.90%, 4/1/2035(a) 100,000 89,809
5.35%, 1/15/2036 1,030,000 1,021,907
EQT Corp.
7.00%, 2/1/2030(a)(f) 1,280,000 1,349,880
4.75%, 1/15/2031 100,000 98,314
5.75%, 2/1/2034(a) 650,000 655,970
Expand Energy Corp.
5.38%, 3/15/2030 240,000 240,693
4.75%, 2/1/2032(a) 750,000 726,867
Exxon Mobil Corp.
2.61%, 10/15/2030(a) 780,000 719,616
Hess Corp.
7.88%, 10/1/2029 250,000 272,225
7.30%, 8/15/2031 375,000 413,019
7.13%, 3/15/2033 350,000 388,426
HF Sinclair Corp.
5.00%, 2/1/2028(a) 430,000 429,536
Kinder Morgan Energy Partners LP
5.80%, 3/15/2035(a) 70,000 71,343
Kinder Morgan, Inc.
5.40%, 2/1/2034(a) 255,000 255,756
5.55%, 8/1/2036 2,000,000 1,986,437
MPLX LP
4.80%, 2/15/2029 140,000 139,938
2.65%, 8/15/2030 20,000 18,288
4.80%, 2/15/2031 90,000 88,847
5.00%, 3/1/2033 40,000 39,126
5.50%, 6/1/2034 505,000 502,959
5.40%, 4/1/2035(a) 550,000 540,123
5.40%, 9/15/2035(a) 340,000 333,252
Occidental Petroleum Corp.
3.50%, 8/15/2029 100,000 95,667
6.13%, 1/1/2031 100,000 103,215
7.50%, 5/1/2031 85,000 92,987
7.88%, 9/15/2031 50,000 55,777

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 5.1% (continued)
Occidental Petroleum Corp. (continued)
5.55%, 10/1/2034(a) $ 250,000 $ 250,681
Pioneer Natural Resources Co.
1.90%, 8/15/2030(a) 750,000 669,222
2.15%, 1/15/2031 875,000 779,633
Plains All American Pipeline LP
3.55%, 12/15/2029(a) 130,000 124,748
3.80%, 9/15/2030 265,000 252,894
5.70%, 9/15/2034 550,000 553,580
5.95%, 6/15/2035 50,000 50,600
5.60%, 1/15/2036 340,000 334,896
Sabine Pass Liquefaction LLC
4.20%, 3/15/2028(a) 190,000 188,590
4.50%, 5/15/2030 490,000 481,798
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/2027 300,000 300,486
5.03%, 10/1/2029 410,000 408,747
5.58%, 10/1/2034 222,375 218,451
Suncor Energy, Inc.
7.15%, 2/1/2032 450,000 490,575
5.95%, 12/1/2034(a) 350,000 358,764
Targa Resources Corp.
4.35%, 1/15/2029 530,000 524,311
6.15%, 3/1/2029 15,000 15,454
4.35%, 4/15/2031 150,000 145,233
6.13%, 3/15/2033 645,000 669,846
6.50%, 3/30/2034 335,000 354,714
5.55%, 8/15/2035 165,000 163,675
5.65%, 2/15/2036(a) 200,000 199,548
Targa Resources Partners LP
4.00%, 1/15/2032 600,000 562,855
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028(a) 310,000 324,330
Texas Eastern Transmission LP
7.00%, 7/15/2032 25,000 27,169
TotalEnergies Capital SA
5.15%, 4/5/2034 230,000 229,752
Transcanada Trust
5.30%, 3/15/2077(a)(c) 540,000 538,220
5.50%, 9/15/2079(a)(c) 310,000 306,580
Valero Energy Corp.
2.15%, 9/15/2027 170,000 165,601
7.50%, 4/15/2032 300,000 335,007
Viper Energy Partners LLC
4.90%, 8/1/2030(a) 300,000 296,100
Western Midstream Operating LP
4.50%, 3/1/2028 300,000 298,482
4.75%, 8/15/2028(a) 100,000 99,907
6.35%, 1/15/2029 250,000 257,551
4.05%, 2/1/2030(a)(f) 375,000 361,356
4.80%, 3/1/2031 73,000 71,614
6.15%, 4/1/2033 1,070,000 1,100,555
5.45%, 11/15/2034(a) 540,000 529,600
Williams Cos., Inc. (The)
3.50%, 11/15/2030(a) 50,000 47,080
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 5.1% (continued)
Williams Cos., Inc. (The) (continued)
Series A, 7.50%, 1/15/2031(a) $ 100,000 $ 110,192
2.60%, 3/15/2031 150,000 134,500
7.75%, 6/15/2031 100,000 110,925
8.75%, 3/15/2032(f) 200,000 233,669
5.65%, 3/15/2033 227,000 230,296
5.30%, 9/30/2035 150,000 146,459
37,573,660
Paper & Forest Products - 0.0%(g)
Suzano Austria GmbH
6.00%, 1/15/2029(a) 100,000 101,251
5.00%, 1/15/2030 150,000 146,884
4.00%, 1/15/2031(a)(f) 50,000 46,731
294,866
Personal Care Products - 0.2%
Conopco, Inc.
6.63%, 4/15/2028 190,000 195,860
Haleon US Capital LLC
3.63%, 3/24/2032 1,030,000 955,189
1,151,049
Pharmaceuticals - 1.8%
AstraZeneca Finance LLC
4.85%, 2/26/2029 210,000 211,336
5.00%, 2/26/2034(a) 700,000 693,479
Eli Lilly & Co.
4.38%, 5/20/2031 620,000 609,008
4.70%, 2/27/2033(a) 270,000 266,693
4.65%, 5/20/2033 80,000 78,374
4.70%, 2/9/2034(a) 770,000 753,373
4.85%, 5/20/2036 290,000 280,813
Merck & Co., Inc.
1.45%, 6/24/2030(a) 450,000 397,776
4.75%, 12/4/2035 360,000 345,690
Novartis Capital Corp.
4.10%, 3/16/2029 1,750,000 1,729,372
2.20%, 8/14/2030 902,000 819,327
4.10%, 11/5/2030(a) 490,000 477,142
4.20%, 9/18/2034(a) 680,000 642,157
4.60%, 11/5/2035(a) 145,000 138,646
4.90%, 3/18/2036 3,250,000 3,158,136
Royalty Pharma plc
2.20%, 9/2/2030(a) 1,120,000 1,005,734
4.45%, 3/25/2031 130,000 126,856
2.15%, 9/2/2031 20,000 17,418
5.40%, 9/2/2034 20,000 19,884
5.20%, 9/25/2035 320,000 311,580
Zoetis, Inc.
4.15%, 8/17/2028 5,000 4,959
2.00%, 5/15/2030 540,000 485,699
5.60%, 11/16/2032 305,000 312,330
5.00%, 8/17/2035(a) 130,000 125,945
13,011,727
Professional Services - 1.1%
Automatic Data Processing, Inc.
4.45%, 9/9/2034(a) 680,000 651,793

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 1.1% (continued)
Broadridge Financial Solutions, Inc.
2.90%, 12/1/2029 $ 852,000 $ 794,918
2.60%, 5/1/2031 750,000 665,118
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028(a) 550,000 565,802
5.90%, 3/1/2033(a) 500,000 508,762
Jacobs Solutions, Inc.
5.38%, 3/3/2036 90,000 86,692
Paychex, Inc.
5.10%, 4/15/2030(a) 1,024,000 1,024,756
5.35%, 4/15/2032 1,212,000 1,214,640
5.60%, 4/15/2035(a) 650,000 645,963
Verisk Analytics, Inc.
4.13%, 3/15/2029(a) 252,000 247,799
5.75%, 4/1/2033 525,000 534,725
5.25%, 6/5/2034 550,000 537,978
5.25%, 3/15/2035 650,000 633,791
8,112,737
Real Estate Management & Development - 0.3%
CBRE Services, Inc.
5.50%, 4/1/2029(a) 220,000 223,506
2.50%, 4/1/2031(a) 200,000 178,105
4.90%, 1/15/2033(a) 870,000 846,344
5.95%, 8/15/2034 950,000 972,008
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028 250,000 260,577
2,480,540
Residential REITs - 1.2%
American Homes 4 Rent LP
REIT, 4.25%, 2/15/2028 250,000 247,783
REIT, 4.90%, 2/15/2029 162,000 162,041
REIT, 2.38%, 7/15/2031 10,000 8,769
REIT, 3.63%, 4/15/2032(a) 250,000 229,344
REIT, 5.50%, 2/1/2034 90,000 89,541
REIT, 5.50%, 7/15/2034 910,000 904,373
REIT, 5.25%, 3/15/2035 170,000 166,215
AvalonBay Communities, Inc.
REIT, 3.20%, 1/15/2028(a) 20,000 19,625
REIT, 1.90%, 12/1/2028 430,000 404,220
REIT, 5.00%, 2/15/2033 5,000 4,964
REIT, 5.35%, 6/1/2034 310,000 311,498
Essential Properties LP
REIT, 2.95%, 7/15/2031(a) 250,000 224,622
REIT, 5.40%, 12/1/2035 230,000 223,730
Essex Portfolio LP
REIT, 1.70%, 3/1/2028(a) 250,000 238,869
REIT, 4.00%, 3/1/2029 401,000 392,875
REIT, 3.00%, 1/15/2030 202,000 189,488
REIT, 1.65%, 1/15/2031 200,000 172,676
REIT, 2.65%, 3/15/2032 400,000 351,059
REIT, 5.50%, 4/1/2034 580,000 580,130
REIT, 5.38%, 4/1/2035 150,000 149,209
Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028 435,000 411,257
REIT, 5.45%, 8/15/2030(a) 335,000 337,892
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Residential REITs - 1.2% (continued)
Invitation Homes Operating Partnership LP
(continued)
REIT, 2.00%, 8/15/2031 $ 400,000 $ 342,218
REIT, 4.15%, 4/15/2032(a) 400,000 377,353
REIT, 4.95%, 1/15/2033(a) 270,000 262,651
REIT, 5.50%, 8/15/2033 150,000 150,409
REIT, 4.88%, 2/1/2035 600,000 571,599
Mid-America Apartments LP
REIT, 3.95%, 3/15/2029(a) 350,000 343,085
REIT, 5.30%, 2/15/2032 25,000 25,267
REIT, 4.95%, 3/1/2035 50,000 48,501
Sun Communities Operating LP
REIT, 2.70%, 7/15/2031(a) 510,000 454,034
REIT, 4.20%, 4/15/2032 450,000 425,159
Tanger Properties LP
REIT, 2.75%, 9/1/2031 250,000 223,151
9,043,607
Retail REITs - 0.5%
Agree LP
REIT, 2.00%, 6/15/2028 52,000 49,491
REIT, 2.90%, 10/1/2030(a) 150,000 138,160
REIT, 4.80%, 10/1/2032 250,000 243,798
REIT, 2.60%, 6/15/2033(a) 250,000 210,013
REIT, 5.63%, 6/15/2034 300,000 302,097
REIT, 5.60%, 6/15/2035 250,000 250,993
Brixmor Operating Partnership LP
REIT, 4.13%, 5/15/2029 10,000 9,809
REIT, 5.20%, 4/1/2032 60,000 59,645
Federal Realty OP LP
REIT, 5.38%, 5/1/2028 400,000 404,102
NNN REIT, Inc.
REIT, 3.50%, 10/15/2027(a) 86,000 84,932
REIT, 4.30%, 10/15/2028 50,000 49,535
REIT, 2.50%, 4/15/2030 100,000 91,687
REIT, 4.60%, 2/15/2031(a) 500,000 491,062
REIT, 5.60%, 10/15/2033 375,000 378,878
REIT, 5.50%, 6/15/2034 350,000 350,457
Regency Centers LP
REIT, 5.10%, 1/15/2035 305,000 298,871
3,413,530
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.
4.25%, 6/15/2028 530,000 527,713
1.70%, 10/1/2028(a) 50,000 47,058
4.50%, 6/15/2030 150,000 148,484
5.05%, 4/1/2034 360,000 356,412
Broadcom Corp.
3.50%, 1/15/2028 310,000 304,963
Broadcom, Inc.
4.00%, 4/15/2029 1,310,000 1,283,554
4.35%, 2/15/2030(a) 3,080,000 3,005,505
5.05%, 4/15/2030(a) 50,000 49,882
4.60%, 7/15/2030(a) 2,960,000 2,907,218
4.20%, 10/15/2030 600,000 579,033
4.15%, 11/15/2030 426,000 409,526

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 4.4% (continued)
Broadcom, Inc. (continued)
2.45%, 2/15/2031 $ 355,000 $ 316,012
5.15%, 11/15/2031(a) 820,000 817,584
4.15%, 4/15/2032(a) 1,400,000 1,317,296
4.90%, 7/15/2032(a) 570,000 557,176
4.30%, 11/15/2032 1,050,000 991,113
2.60%, 2/15/2033 280,000 235,833
3.42%, 4/15/2033 1,210,000 1,068,134
3.47%, 4/15/2034 890,000 768,854
4.80%, 10/15/2034 2,650,000 2,499,868
5.20%, 7/15/2035 1,120,000 1,075,230
3.14%, 11/15/2035 710,000 577,132
4.95%, 1/15/2036(a) 1,980,000 1,858,589
4.80%, 2/15/2036(a) 500,000 462,099
KLA Corp.
4.65%, 7/15/2032(a) 670,000 656,565
4.70%, 2/1/2034 324,000 313,142
5.65%, 11/1/2034 150,000 152,313
Lam Research Corp.
4.00%, 3/15/2029 350,000 343,978
1.90%, 6/15/2030 500,000 448,103
Marvell Technology, Inc.
5.75%, 2/15/2029 180,000 183,648
Micron Technology, Inc.
2.70%, 4/15/2032 600,000 531,053
NVIDIA Corp.
4.35%, 6/15/2029 1,720,000 1,703,372
2.85%, 4/1/2030(a) 2,921,000 2,737,872
2.00%, 6/15/2031 310,000 272,486
4.95%, 6/15/2036(a) 1,000,000 956,819
NXP BV
5.00%, 1/15/2033 645,000 631,386
Qorvo, Inc.
4.38%, 10/15/2029(a) 250,000 240,895
Skyworks Solutions, Inc.
3.00%, 6/1/2031(a) 375,000 333,410
TSMC Arizona Corp.
4.13%, 4/22/2029 40,000 39,603
2.50%, 10/25/2031 750,000 670,186
32,379,099
Software - 3.8%
Adobe, Inc.
4.80%, 4/4/2029(a) 503,000 505,996
2.30%, 2/1/2030(a) 973,000 894,548
4.95%, 4/4/2034(a) 705,000 689,491
AppLovin Corp.
5.13%, 12/1/2029(a) 650,000 650,768
5.38%, 12/1/2031(a) 700,000 700,782
5.50%, 12/1/2034(a) 820,000 807,634
Autodesk, Inc.
2.85%, 1/15/2030(a) 330,000 307,967
2.40%, 12/15/2031(a) 911,000 791,306
Cadence Design Systems, Inc.
4.20%, 9/10/2027 300,000 298,724
4.30%, 9/10/2029(a) 700,000 689,750
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 3.8% (continued)
Cadence Design Systems, Inc. (continued)
4.70%, 9/10/2034(a) $ 800,000 $ 770,723
Fortinet, Inc.
2.20%, 3/15/2031(a) 250,000 221,008
Intuit, Inc.
5.13%, 9/15/2028(a) 500,000 504,827
1.65%, 7/15/2030 350,000 308,929
5.20%, 9/15/2033(a) 1,100,000 1,089,947
Oracle Corp.
2.30%, 3/25/2028(a) 100,000 95,274
6.15%, 11/9/2029 100,000 101,162
2.95%, 4/1/2030 600,000 539,775
4.45%, 9/26/2030(a) 250,000 235,990
5.25%, 2/3/2032 400,000 382,600
4.30%, 7/8/2034(a) 80,000 68,563
4.70%, 9/27/2034 100,000 87,720
3.90%, 5/15/2035(a) 390,000 318,767
5.50%, 8/3/2035(a) 300,000 275,386
5.20%, 9/26/2035 650,000 583,192
5.70%, 2/4/2036(a) 560,000 518,430
Roper Technologies, Inc.
1.40%, 9/15/2027 110,000 106,208
4.20%, 9/15/2028(a) 376,000 371,914
2.95%, 9/15/2029 800,000 756,906
2.00%, 6/30/2030(a) 377,000 336,067
1.75%, 2/15/2031(a) 639,000 551,861
4.75%, 2/15/2032(a) 350,000 342,245
4.90%, 10/15/2034(a) 1,125,000 1,068,931
5.10%, 9/15/2035(a) 405,000 386,347
Salesforce, Inc.
1.95%, 7/15/2031 775,000 668,103
4.90%, 9/15/2031 4,360,000 4,296,511
5.20%, 3/15/2033(a) 50,000 49,386
5.55%, 3/15/2036(a) 1,060,000 1,033,638
ServiceNow, Inc.
1.40%, 9/1/2030 1,010,000 879,219
Trimble, Inc.
4.90%, 6/15/2028(a) 400,000 399,326
6.10%, 3/15/2033(a) 900,000 926,285
VMware LLC
1.80%, 8/15/2028(a) 555,000 524,612
4.70%, 5/15/2030(a) 903,000 893,198
2.20%, 8/15/2031(a) 1,034,000 899,034
Workday, Inc.
3.70%, 4/1/2029(a) 400,000 388,447
3.80%, 4/1/2032(a) 970,000 898,343
28,215,840
Specialized REITs - 0.9%
American Tower Corp.
REIT, 1.50%, 1/31/2028 190,000 181,327
REIT, 5.25%, 7/15/2028(a) 280,000 282,468
REIT, 4.90%, 3/15/2030 30,000 29,881
REIT, 1.88%, 10/15/2030 50,000 44,046
REIT, 5.65%, 3/15/2033 600,000 609,530

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 0.9% (continued)
Crown Castle, Inc.
REIT, 2.50%, 7/15/2031 $ 50,000 $ 43,988
REIT, 5.80%, 3/1/2034 100,000 100,758
CubeSmart LP
REIT, 2.25%, 12/15/2028(a) 300,000 283,444
REIT, 4.38%, 2/15/2029(a) 350,000 346,287
REIT, 3.00%, 2/15/2030 250,000 233,905
REIT, 2.00%, 2/15/2031 410,000 359,069
REIT, 2.50%, 2/15/2032 250,000 218,371
REIT, 5.13%, 11/1/2035 405,000 390,912
EPR Properties
REIT, 4.95%, 4/15/2028(a) 153,000 152,550
REIT, 3.75%, 8/15/2029(a) 250,000 239,859
REIT, 4.75%, 11/15/2030 200,000 194,588
REIT, 3.60%, 11/15/2031 400,000 363,491
Public Storage Operating Co.
REIT, 3.09%, 9/15/2027 300,000 295,592
REIT, 4.38%, 7/1/2030(a) 1,010,000 994,583
REIT, 2.25%, 11/9/2031(a) 50,000 43,787
REIT, 5.00%, 7/1/2035 60,000 58,360
REIT, 5.00%, 12/15/2035 70,000 68,041
SBA Communications Corp.
REIT, 5.15%, 7/15/2031 880,000 873,258
Weyerhaeuser Co.
REIT, 6.95%, 10/1/2027 150,000 153,769
REIT, 7.38%, 3/15/2032 180,000 198,338
REIT, 6.88%, 12/15/2033 185,000 198,850
6,959,052
Specialty Retail - 1.7%
AutoNation, Inc.
3.80%, 11/15/2027 540,000 533,542
2.40%, 8/1/2031(a) 50,000 43,656
AutoZone, Inc.
6.25%, 11/1/2028 316,000 325,949
3.75%, 4/18/2029 150,000 146,049
5.10%, 7/15/2029(a) 400,000 404,153
4.00%, 4/15/2030(a) 275,000 266,173
1.65%, 1/15/2031(a) 350,000 303,016
4.75%, 8/1/2032(a) 395,000 386,502
4.75%, 2/1/2033(a) 250,000 242,986
5.20%, 8/1/2033 100,000 99,097
6.55%, 11/1/2033 220,000 234,610
5.40%, 7/15/2034 250,000 249,318
Best Buy Co., Inc.
1.95%, 10/1/2030(a) 290,000 257,081
Home Depot, Inc. (The)
3.90%, 12/6/2028 5,000 4,944
4.90%, 4/15/2029 69,000 69,591
2.70%, 4/15/2030 140,000 130,434
1.38%, 3/15/2031(a) 575,000 494,190
4.85%, 6/25/2031 10,000 10,030
1.88%, 9/15/2031(a) 450,000 390,345
3.25%, 4/15/2032(a) 768,000 706,706
4.65%, 9/15/2035(a) 425,000 406,661
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 1.7% (continued)
Lowe's Cos., Inc.
1.70%, 10/15/2030 $ 270,000 $ 236,885
2.63%, 4/1/2031(a) 500,000 451,516
3.75%, 4/1/2032 405,000 378,209
5.00%, 4/15/2033 265,000 261,467
O'Reilly Automotive, Inc.
3.60%, 9/1/2027 501,000 496,415
4.35%, 6/1/2028 400,000 397,302
3.90%, 6/1/2029 700,000 683,874
4.20%, 4/1/2030 350,000 341,030
1.75%, 3/15/2031 250,000 217,041
4.70%, 6/15/2032(a) 875,000 859,997
5.00%, 8/19/2034 350,000 340,043
5.10%, 3/12/2036(a) 300,000 290,698
Ross Stores, Inc.
1.88%, 4/15/2031 350,000 305,833
TJX Cos., Inc. (The)
1.15%, 5/15/2028 350,000 330,406
3.88%, 4/15/2030 281,000 272,028
1.60%, 5/15/2031(a) 250,000 215,888
Tractor Supply Co.
1.75%, 11/1/2030 600,000 523,945
5.25%, 5/15/2033(a) 400,000 397,119
12,704,729
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.20%, 9/11/2029(a) 382,000 357,641
1.25%, 8/20/2030 175,000 153,547
1.65%, 2/8/2031(a) 150,000 132,079
1.70%, 8/5/2031(a) 200,000 173,617
NetApp, Inc.
2.70%, 6/22/2030(a) 450,000 411,653
5.50%, 3/17/2032 650,000 655,849
5.70%, 3/17/2035(a) 350,000 352,278
Teledyne FLIR LLC
2.50%, 8/1/2030 200,000 181,689
2,418,353
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc.
2.85%, 3/27/2030(a) 100,000 93,852
Ralph Lauren Corp.
5.00%, 6/15/2032 500,000 498,552
Tapestry, Inc.
5.10%, 3/11/2030(a) 200,000 200,145
3.05%, 3/15/2032(a) 590,000 529,092
5.50%, 3/11/2035 590,000 583,862
1,905,503
Tobacco - 3.0%
Altria Group, Inc.
6.20%, 11/1/2028 400,000 412,343
4.80%, 2/14/2029 1,789,000 1,789,890
3.40%, 5/6/2030(a) 723,000 685,069
4.50%, 8/6/2030 292,000 287,313
2.45%, 2/4/2032(a) 1,550,000 1,349,838
6.88%, 11/1/2033 300,000 327,137

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Tobacco - 3.0% (continued)
Altria Group, Inc. (continued)
5.63%, 2/6/2035 $ 250,000 $ 251,868
5.25%, 8/6/2035 150,000 147,069
BAT Capital Corp.
3.56%, 8/15/2027 1,510,000 1,495,212
2.26%, 3/25/2028(a) 600,000 577,317
5.83%, 2/20/2031 300,000 309,431
7.75%, 10/19/2032(a) 550,000 620,361
6.00%, 2/20/2034(a) 250,000 259,577
5.63%, 8/15/2035(a) 100,000 101,531
BAT International Finance plc
5.93%, 2/2/2029 300,000 307,914
Philip Morris International, Inc.
4.38%, 11/1/2027 5,000 4,992
5.13%, 11/17/2027 3,000 3,021
3.13%, 3/2/2028 190,000 185,799
5.25%, 9/7/2028 820,000 829,805
3.88%, 10/27/2028 870,000 856,535
4.88%, 2/13/2029 360,000 361,584
3.38%, 8/15/2029 422,000 405,879
4.63%, 11/1/2029 230,000 229,047
5.63%, 11/17/2029(a) 985,000 1,008,884
5.13%, 2/15/2030(a) 2,427,000 2,445,621
4.38%, 4/30/2030 160,000 157,199
2.10%, 5/1/2030 520,000 471,379
5.50%, 9/7/2030 245,000 250,436
1.75%, 11/1/2030(a) 200,000 176,048
5.13%, 2/13/2031 785,000 791,630
5.75%, 11/17/2032(a) 640,000 662,253
5.38%, 2/15/2033 1,535,000 1,552,364
5.63%, 9/7/2033(a) 630,000 645,171
5.25%, 2/13/2034(a) 1,630,000 1,629,705
4.90%, 11/1/2034 70,000 68,351
4.88%, 4/30/2035 20,000 19,281
Reynolds American, Inc.
5.70%, 8/15/2035 70,000 70,854
21,747,708
Trading Companies & Distributors - 0.3%
Ferguson Enterprises, Inc.
4.35%, 3/15/2031 280,000 272,581
5.00%, 10/3/2034 750,000 728,154
GATX Corp.
4.00%, 6/30/2030 100,000 96,734
Sumisho Air Lease Corp.
3.63%, 12/1/2027 140,000 137,978
5.85%, 12/15/2027 5,000 5,069
4.63%, 10/1/2028(a) 140,000 139,179
5.10%, 3/1/2029(a) 250,000 250,441
3.13%, 12/1/2030 50,000 45,939
2.88%, 1/15/2032(a) 35,000 30,982
WW Grainger, Inc.
4.45%, 9/15/2034(a) 500,000 477,527
2,184,584
Total Corporate Bonds
(Cost $728,829,098) 719,814,129
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 15.7%(h)
CERTIFICATES OF DEPOSIT - 1.2%
Bank of Montreal, Chicago
(SOFR + 0.28%), 3.93%,
11/13/2026(e) $ 1,000,000 $ 1,000,113
(SOFR + 0.35%), 4.00%,
11/18/2026(e) 1,000,000 1,000,317
BNP Paribas, New York
(SOFR + 0.26%), 3.91%,
12/2/2026(e) 1,000,000 1,000,011
Nordea Bank Abp, New York Branch
(SOFR + 0.31%), 3.96%,
9/24/2026(e) 2,000,000 2,000,000
Royal Bank of Canada, New York
(SOFR + 0.35%), 4.00%,
11/12/2026(e) 2,000,000 2,000,836
Toronto-Dominion Bank, New York
(SOFR + 0.31%), 3.96%,
10/9/2026(e) 2,000,000 2,000,466
Total Certificates of Deposit
(Cost $9,000,000) 9,001,743
COMMERCIAL PAPER - 0.1%
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.95%,
10/15/2026(e) (Cost $1,000,000) 1,000,000 1,000,144
INVESTMENT COMPANIES - 0.8%
BlackRock Liquidity FedFund
3.67%, 8/3/2026 1,200,000 1,200,000
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 1,200,000 1,200,000
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 1,200,000 1,200,000
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 1,200,000 1,200,000
Total Investment Companies
(Cost $4,800,000) 4,800,000
REPURCHASE AGREEMENTS - 13.6%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$81,693,618, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $82,801,869 81,693,618 81,693,618
TD Securities (USA) LLC
3.98%, dated 7/31/2026, due
8/3/2026, repurchase price
$4,000,000, collateralized by
various Common Stocks; total
market value $4,404,460 4,000,000 4,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$15,000,000, collateralized by
various Common Stocks; total
market value $16,504,513 $ 15,000,000 $ 15,000,000
Total Repurchase Agreements
(Cost $100,693,618) 100,693,618
Total Securities Lending Reinvestments
(Cost $115,493,618) 115,495,505
SHORT-TERM INVESTMENTS - 1.3%(i)
U.S. GOVERNMENT AGENCY SECURITIES - 1.3%
FHLMC
3.48%, 8/3/2026
(Cost $9,998,067) 10,000,000 9,997,004
Total Investments - 114.7%
(Cost $854,320,783) 845,306,638
Liabilities in excess of other assets - (14.7%) (108,614,066)
NET ASSETS - 100.0% $736,692,572
(a) The security or a portion of this security is on loan at
July 31, 2026. The total value of securities on loan at
July 31, 2026 was $142,942,221, collateralized in the
form of cash with a value of $115,493,618 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $124,211 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.50%, and maturity dates ranging
from November 30, 2026 – December 07, 2055 and
$32,821,966 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from August 11, 2026
– May 15, 2056; a total value of $148,439,795.
(b) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2026, the value of these securities amounted to
approximately $4,074,779 or 0.55% of net assets.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of July 31, 2026.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2026.
(f) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2026.
(g) Represents less than 0.05% of net assets.
(h) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $115,495,505.
(i) The rate shown was the current yield as of July 31,
2026.
Percentages shown are based on Net Assets.
Abbreviations
FHLMC — Federal Home Loan Mortgage Corp.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
Security Type % of Net Assets
Corporate Bonds 97.7%
Securities Lending Reinvestments 15.7
Short-Term Investments 1.3
Others
(1)
(14.7)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
July 31, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 97.0%
Aerospace & Defense - 1.0%
Boeing Co. (The)
5.81%, 5/1/2050 $ 10,000 $ 9,446
5.93%, 5/1/2060 20,000 18,673
General Dynamics Corp.
4.25%, 4/1/2040 20,000 17,466
Honeywell Aerospace, Inc.
5.73%, 3/16/2056(a) 30,000 28,574
Howmet Aerospace, Inc.
5.95%, 2/1/2037 40,000 41,500
Lockheed Martin Corp.
4.70%, 5/15/2046 40,000 34,187
5.70%, 11/15/2054 20,000 19,196
5.90%, 11/15/2063 15,000 14,617
5.20%, 2/15/2064 20,000 17,409
Precision Castparts Corp.
3.90%, 1/15/2043 5,000 3,969
4.38%, 6/15/2045 40,000 32,931
RTX Corp.
4.50%, 6/1/2042 70,000 60,329
6.40%, 3/15/2054 10,000 10,438
308,735
Air Freight & Logistics - 0.1%
FedEx Corp.
5.25%, 5/15/2050 20,000 17,722
Automobile Components - 0.1%
Lear Corp.
5.25%, 5/15/2049 15,000 12,965
3.55%, 1/15/2052 10,000 6,439
19,404
Banks - 7.3%
Bank of America Corp.
7.75%, 5/14/2038 115,000 133,069
2.68%, 6/19/2041(b) 5,000 3,521
3.31%, 4/22/2042(b) 50,000 37,484
4.08%, 3/20/2051(b) 40,000 30,065
Barclays plc
5.86%, 8/11/2046(c) 80,000 76,464
Citigroup, Inc.
6.13%, 8/25/2036 75,000 76,122
5.32%, 3/26/2041(c) 75,000 72,012
5.88%, 1/30/2042 60,000 59,895
2.90%, 11/3/2042(b) 5,000 3,503
6.68%, 9/13/2043 40,000 42,454
5.30%, 5/6/2044 60,000 54,479
4.75%, 5/18/2046 145,000 119,886
5.61%, 3/4/2056(c) 25,000 23,391
6.88%, 2/15/2098 20,000 21,683
Cooperatieve Rabobank UA
5.25%, 5/24/2041 95,000 91,136
Fifth Third Bancorp
8.25%, 3/1/2038 35,000 41,774
HSBC Holdings plc
6.50%, 9/15/2037 5,000 5,197
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 7.3% (continued)
HSBC Holdings plc (continued)
6.80%, 6/1/2038 $ 65,000 $ 69,304
6.33%, 3/9/2044(c) 30,000 30,803
5.25%, 3/14/2044 225,000 205,037
HSBC USA, Inc.
7.20%, 7/15/2097 5,000 5,574
JPMorgan Chase & Co.
6.40%, 5/15/2038 15,000 16,062
3.11%, 4/22/2041(c) 65,000 48,764
5.40%, 1/6/2042 70,000 67,750
5.53%, 11/29/2045(c) 100,000 95,254
3.96%, 11/15/2048(c) 65,000 48,896
3.33%, 4/22/2052(b) 5,000 3,278
Lloyds Banking Group plc
3.37%, 12/14/2046(c) 55,000 38,930
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 40,000 33,087
(US Treasury Yield Curve
Rate T Note Constant Maturity
1 Year + 0.98%), 5.87%,
4/21/2047(d) 20,000 19,436
NatWest Group plc
(US Treasury Yield Curve
Rate T Note Constant Maturity
1 Year + 1.30%), 5.91%,
3/3/2047(d) 30,000 28,074
Sumitomo Mitsui Financial Group, Inc.
2.30%, 1/12/2041 20,000 13,360
5.80%, 7/8/2046(c) 55,000 52,327
5.57%, 1/15/2047(c) 40,000 37,533
Wells Fargo & Co.
5.61%, 1/15/2044 80,000 74,576
4.65%, 11/4/2044 30,000 24,500
4.90%, 11/17/2045 20,000 16,788
4.40%, 6/14/2046 20,000 15,655
4.75%, 12/7/2046 25,000 20,393
5.43%, 1/23/2047(c) 110,000 101,322
5.01%, 4/4/2051(b) 180,000 154,314
4.61%, 4/25/2053(c) 20,000 16,032
Wells Fargo Bank NA
5.95%, 8/26/2036 20,000 20,461
Westpac Banking Corp.
3.13%, 11/18/2041 45,000 32,265
2,181,910
Beverages - 1.8%
Coca-Cola Co. (The)
2.50%, 6/1/2040 90,000 64,177
4.20%, 3/25/2050 155,000 122,717
2.60%, 6/1/2050 5,000 2,922
3.00%, 3/5/2051 30,000 18,861
2.50%, 3/15/2051 40,000 22,549
5.30%, 5/13/2054 20,000 18,445
5.20%, 1/14/2055 60,000 54,419

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 1.8% (continued)
Coca-Cola Co. (The) (continued)
2.75%, 6/1/2060 $ 130,000 $ 71,018
5.40%, 5/13/2064 120,000 109,744
Keurig Dr Pepper, Inc.
4.50%, 11/15/2045 20,000 15,880
5.09%, 5/25/2048 5,000 4,241
Maple Parent Holdings Corp.
6.63%, 3/26/2056(a) 20,000 20,216
PepsiCo, Inc.
3.60%, 8/13/2042 15,000 11,594
536,783
Biotechnology - 3.5%
AbbVie, Inc.
4.05%, 11/21/2039 85,000 72,621
4.40%, 11/6/2042 35,000 29,634
4.45%, 5/14/2046 30,000 24,640
4.88%, 11/14/2048 10,000 8,589
4.25%, 11/21/2049 135,000 105,079
5.50%, 3/15/2064 115,000 104,528
5.65%, 3/15/2066 10,000 9,295
Amgen, Inc.
5.65%, 3/2/2053 75,000 69,714
4.40%, 2/22/2062 20,000 14,833
5.75%, 3/2/2063 175,000 161,527
Biogen, Inc.
6.45%, 5/15/2055 5,000 5,112
Gilead Sciences, Inc.
2.60%, 10/1/2040 20,000 14,114
4.50%, 2/1/2045 130,000 108,806
4.75%, 3/1/2046 100,000 85,857
4.15%, 3/1/2047 20,000 15,664
2.80%, 10/1/2050 100,000 59,696
5.55%, 10/15/2053 15,000 14,076
5.50%, 11/15/2054 30,000 27,941
5.60%, 11/15/2064 85,000 78,750
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050 45,000 26,041
1,036,517
Broadline Retail - 2.1%
Amazon.com, Inc.
3.88%, 8/22/2037 120,000 104,097
2.50%, 6/3/2050 10,000 5,361
5.45%, 11/20/2055 5,000 4,383
5.80%, 3/13/2056 20,000 18,390
6.10%, 7/9/2056 20,000 19,208
4.25%, 8/22/2057 180,000 129,879
2.70%, 6/3/2060 55,000 27,640
3.25%, 5/12/2061 10,000 5,648
5.55%, 11/20/2065 135,000 116,853
5.95%, 3/13/2066 150,000 137,937
6.25%, 7/9/2066 10,000 9,585
6.05%, 3/13/2076 20,000 18,489
eBay, Inc.
4.00%, 7/15/2042 40,000 30,636
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 2.1% (continued)
eBay, Inc. (continued)
3.65%, 5/10/2051 $ 25,000 $ 17,196
645,302
Building Products - 0.5%
Johnson Controls International plc
4.95%, 7/2/2064(e) 45,000 36,966
Masco Corp.
4.50%, 5/15/2047 35,000 27,964
Trane Technologies Financing Ltd.
4.50%, 3/21/2049 38,000 31,001
Trane Technologies Holdco, Inc.
5.75%, 6/15/2043 35,000 34,809
4.30%, 2/21/2048 20,000 15,911
146,651
Capital Markets - 2.5%
BlackRock, Inc.
5.25%, 3/14/2054 25,000 22,265
Brookfield Finance, Inc.
5.97%, 3/4/2054 20,000 18,792
5.81%, 3/3/2055 30,000 27,679
Goldman Sachs Group, Inc. (The)
3.21%, 4/22/2042(c) 5,000 3,620
2.91%, 7/21/2042(b) 30,000 20,826
4.75%, 10/21/2045 85,000 71,232
5.56%, 11/19/2045(c) 95,000 88,143
Moody's Corp.
2.75%, 8/19/2041 5,000 3,433
5.25%, 7/15/2044 10,000 9,074
4.88%, 12/17/2048 35,000 29,365
3.25%, 5/20/2050 10,000 6,338
3.75%, 2/25/2052 5,000 3,465
3.10%, 11/29/2061 110,000 61,792
Morgan Stanley
4.30%, 1/27/2045 20,000 16,127
4.38%, 1/22/2047 30,000 23,987
5.90%, 3/13/2047(c) 40,000 38,697
5.60%, 3/24/2051(b) 20,000 18,639
5.52%, 11/19/2055(c) 5,000 4,576
Nasdaq, Inc.
5.95%, 8/15/2053 15,000 14,462
6.10%, 6/28/2063 105,000 101,795
Raymond James Financial, Inc.
3.75%, 4/1/2051 70,000 48,370
5.65%, 9/11/2055 50,000 46,203
S&P Global, Inc.
4.50%, 5/15/2048 15,000 11,955
3.90%, 3/1/2062 75,000 50,973
UBS AG
4.50%, 6/26/2048 20,000 16,483
758,291
Chemicals - 0.9%
CF Industries, Inc.
4.95%, 6/1/2043 20,000 17,491
5.38%, 3/15/2044 30,000 27,449

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 0.9% (continued)
Dow Chemical Co. (The)
9.40%, 5/15/2039 $ 5,000 $ 6,454
Ecolab, Inc.
5.50%, 12/8/2041 10,000 9,852
2.70%, 12/15/2051 5,000 2,898
2.75%, 8/18/2055 37,000 20,809
Linde, Inc.
3.55%, 11/7/2042 35,000 26,758
LYB International Finance BV
5.25%, 7/15/2043 45,000 38,519
LYB International Finance III LLC
3.80%, 10/1/2060 20,000 12,167
RPM International, Inc.
5.25%, 6/1/2045 20,000 17,807
Sherwin-Williams Co. (The)
4.00%, 12/15/2042 20,000 15,764
4.50%, 6/1/2047 40,000 32,464
3.80%, 8/15/2049 20,000 14,363
2.90%, 3/15/2052 40,000 23,404
266,199
Commercial Services & Supplies - 0.1%
Republic Services, Inc.
6.20%, 3/1/2040 15,000 15,854
Communications Equipment - 0.8%
Cisco Systems, Inc.
5.90%, 2/15/2039 5,000 5,163
5.50%, 1/15/2040 15,000 14,855
5.30%, 2/26/2054 155,000 138,631
5.50%, 2/24/2055 35,000 32,348
5.35%, 2/26/2064 55,000 48,537
Motorola Solutions, Inc.
5.50%, 9/1/2044 10,000 9,213
248,747
Construction & Engineering - 0.2%
Valmont Industries, Inc.
5.00%, 10/1/2044 50,000 43,326
5.25%, 10/1/2054 5,000 4,376
47,702
Construction Materials - 0.4%
Martin Marietta Materials, Inc.
3.20%, 7/15/2051 5,000 3,108
5.50%, 12/1/2054 50,000 45,184
Vulcan Materials Co.
4.50%, 6/15/2047 5,000 4,080
4.70%, 3/1/2048 20,000 16,576
5.70%, 12/1/2054 55,000 51,558
120,506
Consumer Staples Distribution & Retail - 0.6%
Kroger Co. (The)
6.90%, 4/15/2038 50,000 54,909
5.15%, 8/1/2043 5,000 4,488
5.65%, 9/15/2064 15,000 13,379
Sysco Corp.
6.60%, 4/1/2040 15,000 15,777
4.85%, 10/1/2045 10,000 8,422
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Staples Distribution & Retail - 0.6% (continued)
Sysco Corp. (continued)
4.45%, 3/15/2048 $ 40,000 $ 31,015
3.30%, 2/15/2050 35,000 22,307
6.60%, 4/1/2050 20,000 20,390
3.15%, 12/14/2051 30,000 18,176
188,863
Diversified REITs - 0.8%
GLP Capital LP
REIT, 5.75%, 11/1/2037 5,000 4,793
REIT, 6.25%, 9/15/2054 45,000 42,552
Simon Property Group LP
REIT, 4.75%, 3/15/2042 75,000 66,566
REIT, 5.85%, 3/8/2053 25,000 24,175
VICI Properties LP
REIT, 5.63%, 5/15/2052 60,000 52,556
REIT, 6.13%, 4/1/2054 45,000 42,068
232,710
Diversified Telecommunication Services - 4.2%
AT&T, Inc.
3.50%, 6/1/2041 45,000 33,125
5.55%, 8/15/2041 55,000 51,321
5.85%, 4/30/2046 10,000 9,101
4.50%, 3/9/2048 10,000 7,539
3.65%, 6/1/2051 50,000 31,676
3.50%, 9/15/2053 185,000 111,754
5.70%, 11/1/2054 10,000 8,629
3.55%, 9/15/2055 30,000 17,993
6.05%, 8/15/2056 210,000 189,941
3.80%, 12/1/2057 95,000 58,767
3.65%, 9/15/2059 40,000 23,699
6.30%, 10/30/2066 10,000 9,208
Comcast Corp.
3.25%, 11/1/2039 40,000 29,078
3.40%, 7/15/2046 10,000 6,354
3.97%, 11/1/2047 30,000 20,342
4.00%, 11/1/2049 10,000 6,674
3.45%, 2/1/2050 20,000 12,073
2.80%, 1/15/2051 70,000 36,854
2.89%, 11/1/2051 80,000 42,366
5.35%, 5/15/2053 200,000 162,823
6.05%, 5/15/2055 30,000 27,134
2.94%, 11/1/2056 50,000 25,257
2.65%, 8/15/2062 40,000 17,999
5.50%, 5/15/2064 85,000 68,113
Space Exploration Technologies Corp.
6.60%, 7/15/2046(a) 20,000 17,837
6.65%, 7/15/2056(a) 10,000 8,850
Verizon Communications, Inc.
2.65%, 11/20/2040 10,000 6,808
3.40%, 3/22/2041 80,000 59,328
2.85%, 9/3/2041 10,000 6,821
5.75%, 11/30/2045 10,000 9,238
5.88%, 11/30/2055 10,000 9,135
6.00%, 11/30/2065 150,000 136,160
1,261,997

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 6.6%
AEP Texas, Inc.
Series G, 4.15%, 5/1/2049 $ 20,000 $ 14,657
3.45%, 5/15/2051 15,000 9,575
5.25%, 5/15/2052 35,000 30,118
5.85%, 10/15/2055 35,000 32,523
Alabama Power Co.
5.50%, 3/15/2041 20,000 19,381
4.30%, 1/2/2046 10,000 7,997
3.13%, 7/15/2051 5,000 3,127
Appalachian Power Co.
7.00%, 4/1/2038 20,000 21,922
4.45%, 6/1/2045 20,000 15,953
Series Y, 4.50%, 3/1/2049 45,000 35,361
Arizona Public Service Co.
5.90%, 8/15/2055 35,000 33,379
CenterPoint Energy Houston Electric LLC
4.50%, 4/1/2044 10,000 8,403
Duke Energy Carolinas LLC
6.00%, 1/15/2038 10,000 10,319
Duke Energy Corp.
3.30%, 6/15/2041 10,000 7,365
4.80%, 12/15/2045 35,000 29,453
3.75%, 9/1/2046 273,000 195,352
4.20%, 6/15/2049 20,000 14,906
5.00%, 8/15/2052 60,000 49,548
5.80%, 6/15/2054 25,000 23,064
5.70%, 9/15/2055 25,000 22,729
Duke Energy Indiana LLC
6.35%, 8/15/2038 5,000 5,308
Duke Energy Progress LLC
4.15%, 12/1/2044 30,000 23,698
4.20%, 8/15/2045 20,000 15,798
Emera US Finance LP
4.75%, 6/15/2046 37,000 30,301
Evergy Kansas Central, Inc.
4.13%, 3/1/2042 5,000 4,099
4.10%, 4/1/2043 5,000 4,042
Evergy Metro, Inc.
5.30%, 10/1/2041 5,000 4,722
FirstEnergy Corp.
Series C, 3.40%, 3/1/2050 40,000 25,967
Georgia Power Co.
4.30%, 3/15/2042 5,000 4,178
4.30%, 3/15/2043 30,000 24,733
Series A, 3.25%, 3/15/2051 5,000 3,204
Idaho Power Co.
3.65%, 3/1/2045 15,000 10,874
Series K, 4.20%, 3/1/2048 15,000 11,697
5.50%, 3/15/2053 20,000 18,556
Indiana Michigan Power Co.
Series K, 4.55%, 3/15/2046 40,000 32,974
3.25%, 5/1/2051 20,000 12,698
5.63%, 4/1/2053 20,000 18,604
International Transmission Co.
4.63%, 8/15/2043 35,000 29,582
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 6.6% (continued)
Interstate Power and Light Co.
3.10%, 11/30/2051 $ 20,000 $ 12,263
5.60%, 10/1/2055 55,000 50,640
Kentucky Utilities Co.
4.38%, 10/1/2045 10,000 8,099
Louisville Gas and Electric Co.
5.13%, 11/15/2040 5,000 4,639
4.38%, 10/1/2045 65,000 52,536
5.85%, 8/15/2055 30,000 28,717
Mississippi Power Co.
Series 12-A, 4.25%,
3/15/2042 20,000 16,306
Nevada Power Co.
Series R, 6.75%, 7/1/2037 20,000 21,623
5.38%, 9/15/2040 20,000 18,992
5.45%, 5/15/2041 25,000 23,985
Series EE, 3.13%, 8/1/2050 20,000 12,562
Series GG, 5.90%, 5/1/2053 20,000 19,122
Ohio Power Co.
Series R, 2.90%, 10/1/2051 20,000 11,604
Oklahoma Gas and Electric Co.
5.85%, 6/1/2040 5,000 5,005
5.25%, 5/15/2041 30,000 28,033
4.15%, 4/1/2047 30,000 23,199
5.80%, 4/1/2055 50,000 47,689
Pacific Gas and Electric Co.
4.95%, 7/1/2050 10,000 8,068
PacifiCorp
6.25%, 10/15/2037 30,000 30,623
6.00%, 1/15/2039 20,000 19,883
4.13%, 1/15/2049 30,000 21,734
4.15%, 2/15/2050 40,000 28,899
3.30%, 3/15/2051 20,000 12,240
2.90%, 6/15/2052 55,000 31,049
5.35%, 12/1/2053 40,000 34,171
5.50%, 5/15/2054 15,000 13,064
5.80%, 1/15/2055 40,000 36,141
Public Service Co. of Colorado
4.75%, 8/15/2041 35,000 30,744
5.75%, 5/15/2054 5,000 4,703
Public Service Electric and Gas Co.
Series R, 5.63%, 1/1/2056 10,000 9,402
Southern Co. (The)
4.40%, 7/1/2046 70,000 56,029
Southwestern Electric Power Co.
Series J, 3.90%, 4/1/2045 50,000 36,720
3.25%, 11/1/2051 20,000 12,499
Tampa Electric Co.
6.15%, 5/15/2037 5,000 5,170
4.20%, 5/15/2045 35,000 27,342
Tucson Electric Power Co.
3.25%, 5/1/2051 20,000 12,825
5.50%, 4/15/2053 20,000 18,241
5.90%, 4/15/2055 35,000 33,656

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 6.6% (continued)
Union Electric Co.
5.30%, 8/1/2037 $ 20,000 $ 19,774
5.45%, 3/15/2053 20,000 18,244
Virginia Electric and Power Co.
Series D, 5.60%, 9/15/2055 50,000 45,912
Wisconsin Electric Power Co.
3.65%, 12/15/2042 100,000 74,068
4.30%, 12/15/2045 5,000 3,884
Wisconsin Power and Light Co.
7.60%, 10/1/2038 35,000 39,890
4.10%, 10/15/2044 10,000 7,678
Wisconsin Public Service Corp.
4.75%, 11/1/2044 20,000 17,217
2.85%, 12/1/2051 35,000 20,687
1,981,738
Electrical Equipment - 0.4%
ABB Finance USA, Inc.
4.38%, 5/8/2042 44,000 37,338
GE Vernova, Inc.
5.50%, 2/4/2056 30,000 27,665
Vertiv Holdings Co.
5.65%, 3/15/2046 30,000 27,686
5.95%, 3/15/2066 30,000 27,485
120,174
Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.
5.75%, 8/15/2040 5,000 4,932
4.75%, 3/15/2042 20,000 17,661
5.35%, 11/15/2048 5,000 4,443
Tyco Electronics Group SA
7.13%, 10/1/2037 30,000 33,635
60,671
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
5.85%, 6/15/2056 20,000 18,882
Entertainment - 0.3%
Electronic Arts, Inc.
2.95%, 2/15/2051 35,000 29,646
NBCUniversal Media LLC
4.45%, 1/15/2043 15,000 12,851
Netflix, Inc.
5.40%, 8/15/2054 15,000 13,768
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/1/2041 35,000 29,113
Walt Disney Co. (The)
7.75%, 12/1/2045 5,000 5,994
91,372
Financial Services - 1.7%
Apollo Global Management, Inc.
5.80%, 5/21/2054 35,000 32,079
Fiserv, Inc.
4.40%, 7/1/2049 15,000 11,236
Mastercard, Inc.
3.80%, 11/21/2046 150,000 112,875
3.95%, 2/26/2048 40,000 30,195
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 1.7% (continued)
Mastercard, Inc. (continued)
3.85%, 3/26/2050 $ 40,000 $ 29,460
2.95%, 3/15/2051 50,000 30,781
National Rural Utilities Cooperative Finance
Corp.
4.30%, 3/15/2049 35,000 27,717
Visa, Inc.
2.70%, 4/15/2040 10,000 7,362
4.30%, 12/14/2045 245,000 201,822
3.65%, 9/15/2047 10,000 7,374
Western Union Co. (The)
6.20%, 6/21/2040 15,000 14,523
505,424
Food Products - 0.4%
General Mills, Inc.
5.40%, 6/15/2040 30,000 28,714
Ingredion, Inc.
6.63%, 4/15/2037 20,000 21,334
3.90%, 6/1/2050 30,000 21,475
Kraft Heinz Foods Co.
6.88%, 1/26/2039 10,000 10,694
5.20%, 7/15/2045 10,000 8,600
Mead Johnson Nutrition Co.
4.60%, 6/1/2044 5,000 4,251
Tyson Foods, Inc.
5.15%, 8/15/2044 30,000 26,709
4.55%, 6/2/2047 5,000 4,052
125,829
Gas Utilities - 1.2%
Atmos Energy Corp.
5.50%, 6/15/2041 140,000 135,714
4.30%, 10/1/2048 65,000 51,159
2.85%, 2/15/2052 15,000 8,830
5.75%, 10/15/2052 50,000 48,088
6.20%, 11/15/2053 5,000 5,094
5.00%, 12/15/2054 45,000 38,690
CenterPoint Energy Resources Corp.
6.63%, 11/1/2037 20,000 21,282
Piedmont Natural Gas Co., Inc.
4.65%, 8/1/2043 20,000 16,694
3.64%, 11/1/2046 35,000 24,628
350,179
Ground Transportation - 3.5%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037 10,000 10,637
5.75%, 5/1/2040 50,000 50,761
5.40%, 6/1/2041 23,000 22,464
4.95%, 9/15/2041 25,000 23,270
4.40%, 3/15/2042 10,000 8,555
4.38%, 9/1/2042 35,000 29,620
4.45%, 3/15/2043 55,000 46,954
5.15%, 9/1/2043 20,000 18,472
4.55%, 9/1/2044 30,000 25,341
4.70%, 9/1/2045 45,000 38,579
3.90%, 8/1/2046 35,000 26,488

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 3.5% (continued)
Burlington Northern Santa Fe LLC (continued)
4.15%, 12/15/2048 $ 35,000 $ 27,023
3.05%, 2/15/2051 20,000 12,448
3.30%, 9/15/2051 10,000 6,503
2.88%, 6/15/2052 15,000 8,859
4.45%, 1/15/2053 165,000 130,400
5.20%, 4/15/2054 110,000 97,634
Canadian National Railway Co.
4.50%, 11/7/2043 20,000 16,891
Canadian Pacific Railway Co.
6.13%, 9/15/2115 25,000 24,451
Norfolk Southern Corp.
5.35%, 8/1/2054 20,000 17,986
Uber Technologies, Inc.
5.35%, 9/15/2054 75,000 66,343
Union Pacific Corp.
4.05%, 3/1/2046 50,000 38,785
4.00%, 4/15/2047 10,000 7,632
3.25%, 2/5/2050 100,000 65,466
5.60%, 12/1/2054 45,000 42,561
3.95%, 8/15/2059 90,000 63,166
3.84%, 3/20/2060 80,000 54,701
5.15%, 1/20/2063 30,000 26,061
4.10%, 9/15/2067 35,000 24,567
3.75%, 2/5/2070 10,000 6,442
3.80%, 4/6/2071 20,000 13,013
3.85%, 2/14/2072 15,000 9,947
1,062,020
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories
6.15%, 11/30/2037 5,000 5,314
6.00%, 4/1/2039 35,000 36,716
5.30%, 5/27/2040 80,000 78,255
4.75%, 4/15/2043 20,000 17,672
4.90%, 11/30/2046 5,000 4,411
Boston Scientific Corp.
4.55%, 3/1/2039 10,000 9,098
7.38%, 1/15/2040 5,000 5,782
4.70%, 3/1/2049 10,000 8,497
Covidien International Finance SA
6.55%, 10/15/2037 5,000 5,433
Medtronic, Inc.
4.00%, 4/1/2043 40,000 32,232
STERIS Irish FinCo. UnLtd Co.
3.75%, 3/15/2051 85,000 58,051
Stryker Corp.
4.10%, 4/1/2043 15,000 12,089
4.38%, 5/15/2044 25,000 20,733
4.63%, 3/15/2046 55,000 46,508
2.90%, 6/15/2050 15,000 9,357
350,148
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.
4.60%, 3/15/2043 35,000 29,436
4.50%, 11/15/2044 20,000 16,248
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.6% (continued)
Cardinal Health, Inc. (continued)
4.90%, 9/15/2045 $ 30,000 $ 25,714
4.37%, 6/15/2047 30,000 23,695
Cencora, Inc.
4.25%, 3/1/2045 40,000 31,976
4.30%, 12/15/2047 10,000 7,875
CVS Health Corp.
5.13%, 7/20/2045 80,000 69,526
5.05%, 3/25/2048 10,000 8,446
Elevance Health, Inc.
4.85%, 8/15/2054 20,000 15,923
HCA, Inc.
5.13%, 6/15/2039 5,000 4,629
5.50%, 6/15/2047 60,000 53,555
3.50%, 7/15/2051 25,000 15,952
4.63%, 3/15/2052 70,000 53,964
5.90%, 6/1/2053 50,000 46,174
6.00%, 4/1/2054 130,000 121,964
6.10%, 4/1/2064 70,000 65,549
Laboratory Corp. of America Holdings
4.70%, 2/1/2045 30,000 25,837
McKesson Corp.
4.88%, 3/15/2044 20,000 17,523
OhioHealth Corp.
Series 2020, 3.04%,
11/15/2050 70,000 45,583
UnitedHealth Group, Inc.
4.75%, 7/15/2045 20,000 17,073
3.70%, 8/15/2049 25,000 17,541
2.90%, 5/15/2050 60,000 36,411
5.63%, 7/15/2054 30,000 27,942
3.13%, 5/15/2060 20,000 11,415
789,951
Health Care REITs - 0.2%
Ventas Realty LP
REIT, 5.70%, 9/30/2043 35,000 33,624
Welltower OP LLC
REIT, 6.50%, 3/15/2041 35,000 37,772
71,396
Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc.
5.50%, 4/15/2037 65,000 63,899
5.10%, 5/1/2038 10,000 9,377
McDonald's Corp.
6.30%, 3/1/2038 60,000 63,789
3.63%, 5/1/2043 15,000 11,327
4.60%, 5/26/2045 50,000 41,885
4.88%, 12/9/2045 175,000 151,482
4.45%, 3/1/2047 20,000 16,140
4.45%, 9/1/2048 10,000 8,004
3.63%, 9/1/2049 50,000 34,735
5.15%, 9/9/2052 60,000 52,354
5.45%, 8/14/2053 5,000 4,592
457,584

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 0.0%(f)
Sekisui House US, Inc.
6.00%, 1/15/2043 $ 10,000 $ 8,861
Household Products - 0.4%
Church & Dwight Co., Inc.
3.95%, 8/1/2047 20,000 15,255
5.00%, 6/15/2052 35,000 30,300
Colgate-Palmolive Co.
4.00%, 8/15/2045 10,000 8,156
3.70%, 8/1/2047 35,000 26,158
Kimberly-Clark Corp.
5.30%, 3/1/2041 5,000 4,895
3.70%, 6/1/2043 35,000 26,651
111,415
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co.
5.15%, 9/15/2041 5,000 4,600
5.25%, 7/15/2043 20,000 17,996
Series F, 4.95%, 12/15/2046 15,000 12,839
35,435
Industrial Conglomerates - 0.3%
3M Co.
3.63%, 10/15/2047 60,000 42,161
4.00%, 9/14/2048 50,000 37,406
79,567
Industrial REITs - 0.1%
Prologis LP
REIT, 2.13%, 10/15/2050 65,000 33,073
Insurance - 6.6%
Aflac, Inc.
6.45%, 8/15/2040 20,000 21,244
4.00%, 10/15/2046 25,000 19,009
4.75%, 1/15/2049 45,000 37,984
Alleghany Corp.
4.90%, 9/15/2044 25,000 21,646
3.25%, 8/15/2051 30,000 18,924
Allstate Corp. (The)
4.20%, 12/15/2046 40,000 31,105
6.50%, 5/15/2057(c) 20,000 20,293
American Financial Group, Inc.
4.50%, 6/15/2047 15,000 11,841
Aon Corp.
2.90%, 8/23/2051 5,000 2,924
3.90%, 2/28/2052 30,000 21,016
Aon Global Ltd.
4.25%, 12/12/2042 50,000 40,533
4.45%, 5/24/2043 15,000 12,290
4.60%, 6/14/2044 35,000 29,063
4.75%, 5/15/2045 15,000 12,591
Aon North America, Inc.
5.75%, 3/1/2054 105,000 97,535
Arch Capital Group Ltd.
3.64%, 6/30/2050 25,000 17,235
5.95%, 6/15/2056 70,000 67,409
Arthur J Gallagher & Co.
3.50%, 5/20/2051 20,000 13,110
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 6.6% (continued)
Arthur J Gallagher & Co. (continued)
3.05%, 3/9/2052 $ 10,000 $ 5,932
5.75%, 3/2/2053 20,000 18,412
5.55%, 2/15/2055 5,000 4,498
Athene Holding Ltd.
3.95%, 5/25/2051 35,000 22,979
3.45%, 5/15/2052 10,000 5,891
6.25%, 4/1/2054 100,000 89,318
6.63%, 5/19/2055 30,000 28,164
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 115,000 89,601
4.25%, 1/15/2049 145,000 113,599
2.85%, 10/15/2050 120,000 72,223
3.85%, 3/15/2052 120,000 86,276
Brighthouse Financial, Inc.
4.70%, 6/22/2047 65,000 43,021
Brown & Brown, Inc.
4.95%, 3/17/2052 45,000 36,364
6.25%, 6/23/2055 55,000 53,186
Chubb INA Holdings LLC
6.00%, 5/11/2037 25,000 26,045
Fairfax Financial Holdings Ltd.
6.35%, 3/22/2054 15,000 14,533
6.10%, 3/15/2055 35,000 32,765
Hartford Insurance Group, Inc. (The)
5.95%, 10/15/2036 25,000 25,680
6.63%, 3/30/2040 50,000 53,486
6.10%, 10/1/2041 10,000 10,213
4.40%, 3/15/2048 25,000 19,981
Markel Group, Inc.
5.00%, 3/30/2043 20,000 17,445
5.00%, 4/5/2046 45,000 38,617
4.30%, 11/1/2047 5,000 3,840
5.00%, 5/20/2049 65,000 54,594
4.15%, 9/17/2050 5,000 3,664
3.45%, 5/7/2052 45,000 28,955
6.00%, 5/16/2054 10,000 9,542
Marsh & McLennan Cos., Inc.
6.25%, 11/1/2052 5,000 5,056
5.45%, 3/15/2053 75,000 68,262
Old Republic International Corp.
3.85%, 6/11/2051 35,000 23,908
Principal Financial Group, Inc.
6.05%, 10/15/2036 30,000 31,158
5.30%, 1/15/2037 20,000 19,396
4.35%, 5/15/2043 10,000 8,166
Progressive Corp. (The)
4.35%, 4/25/2044 5,000 4,100
4.13%, 4/15/2047 20,000 15,507
4.20%, 3/15/2048 10,000 7,822
3.70%, 3/15/2052 30,000 20,934
Prudential Financial, Inc.
4.35%, 2/25/2050 20,000 15,556
3.70%, 3/13/2051 5,000 3,467

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 6.6% (continued)
Transatlantic Holdings, Inc.
8.00%, 11/30/2039 $ 35,000 $ 41,530
Travelers Cos., Inc. (The)
6.25%, 6/15/2037 5,000 5,314
5.70%, 7/24/2055 50,000 47,795
Trinity Acquisition plc
6.13%, 8/15/2043 15,000 14,357
Unum Group
5.75%, 8/15/2042 55,000 52,860
W R Berkley Corp.
6.25%, 2/15/2037 20,000 20,956
4.75%, 8/1/2044 25,000 21,588
4.00%, 5/12/2050 15,000 11,046
3.15%, 9/30/2061 35,000 20,195
Willis North America, Inc.
5.05%, 9/15/2048 20,000 17,023
3.88%, 9/15/2049 10,000 7,097
5.90%, 3/5/2054 5,000 4,744
1,992,413
Interactive Media & Services - 3.9%
Alphabet, Inc.
1.90%, 8/15/2040 50,000 32,062
2.05%, 8/15/2050 90,000 44,577
5.25%, 5/15/2055 90,000 78,027
2.25%, 8/15/2060 120,000 55,180
5.30%, 5/15/2065 270,000 228,717
5.70%, 11/15/2075 150,000 132,895
Meta Platforms, Inc.
4.45%, 8/15/2052 140,000 99,724
5.60%, 5/15/2053 170,000 142,191
5.40%, 8/15/2054 40,000 32,561
6.30%, 5/15/2056 50,000 45,886
4.65%, 8/15/2062 95,000 66,069
5.75%, 5/15/2063 140,000 116,150
5.55%, 8/15/2064 45,000 35,989
5.75%, 11/15/2065 60,000 49,476
6.45%, 5/15/2066 20,000 18,321
1,177,825
IT Services - 0.3%
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 80,000 70,026
International Business Machines Corp.
4.70%, 2/19/2046 5,000 4,016
4.25%, 5/15/2049 5,000 3,616
Kyndryl Holdings, Inc.
4.10%, 10/15/2041 10,000 6,977
84,635
Leisure Products - 0.2%
Hasbro, Inc.
6.35%, 3/15/2040 35,000 35,960
Mattel, Inc.
6.20%, 10/1/2040 20,000 19,528
55,488
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.0%
Dover Corp.
6.60%, 3/15/2038 $ 20,000 $ 21,918
5.38%, 3/1/2041 20,000 19,262
Fortive Corp.
4.30%, 6/15/2046 25,000 19,601
Illinois Tool Works, Inc.
4.88%, 9/15/2041 16,000 14,661
3.90%, 9/1/2042 69,000 55,427
Otis Worldwide Corp.
3.11%, 2/15/2040 35,000 26,288
Parker-Hannifin Corp.
4.45%, 11/21/2044 10,000 8,371
4.00%, 6/14/2049 75,000 56,625
Snap-on, Inc.
3.10%, 5/1/2050 55,000 35,312
Xylem, Inc.
4.38%, 11/1/2046 35,000 28,211
285,676
Media - 1.2%
Charter Communications Operating LLC
6.48%, 10/23/2045 20,000 17,342
5.38%, 5/1/2047 15,000 11,413
4.80%, 3/1/2050 45,000 31,476
5.25%, 4/1/2053 40,000 29,395
3.85%, 4/1/2061 10,000 5,460
3.95%, 6/30/2062 30,000 16,358
5.50%, 4/1/2063 30,000 21,359
Fox Corp.
5.48%, 1/25/2039 15,000 14,243
5.58%, 1/25/2049 130,000 116,736
Omnicom Group, Inc.
3.38%, 3/1/2041 25,000 17,858
5.40%, 10/1/2048 15,000 12,764
Time Warner Cable LLC
7.30%, 7/1/2038 35,000 34,590
5.50%, 9/1/2041 50,000 41,217
370,211
Metals & Mining - 1.7%
Barrick North America Finance LLC
7.50%, 9/15/2038 20,000 22,997
5.70%, 5/30/2041 30,000 29,419
5.75%, 5/1/2043 70,000 67,766
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039 20,000 20,186
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043 35,000 31,719
5.50%, 9/8/2053 15,000 14,095
Newmont Corp.
5.75%, 11/15/2041 30,000 29,508
Reliance, Inc.
6.85%, 11/15/2036 20,000 21,844
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 20,000 19,124
Rio Tinto Finance USA plc
4.13%, 8/21/2042 20,000 16,437

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 1.7% (continued)
Rio Tinto Finance USA plc (continued)
5.13%, 3/9/2053 $ 5,000 $ 4,399
5.75%, 3/14/2055 5,000 4,812
Southern Copper Corp.
6.75%, 4/16/2040 20,000 21,573
5.25%, 11/8/2042 90,000 82,346
5.88%, 4/23/2045 45,000 43,881
Vale Overseas Ltd.
6.88%, 11/21/2036 15,000 16,377
6.88%, 11/10/2039 25,000 27,088
6.40%, 6/28/2054 45,000 44,606
518,177
Multi-Utilities - 3.7%
Ameren Illinois Co.
4.80%, 12/15/2043 5,000 4,289
4.30%, 7/1/2044 20,000 15,939
5.63%, 3/1/2055 50,000 46,735
Berkshire Hathaway Energy Co.
5.95%, 5/15/2037 20,000 20,641
3.80%, 7/15/2048 30,000 21,469
4.45%, 1/15/2049 20,000 15,731
4.25%, 10/15/2050 40,000 30,344
2.85%, 5/15/2051 40,000 23,170
4.60%, 5/1/2053 35,000 27,755
Consolidated Edison Co. of New York, Inc.
Series 08-B, 6.75%, 4/1/2038 250,000 274,976
Series E, 4.65%, 12/1/2048 10,000 8,154
6.15%, 11/15/2052 40,000 39,797
5.50%, 3/15/2055 40,000 36,186
5.75%, 11/15/2055 30,000 28,111
5.88%, 6/15/2056 30,000 28,541
Consumers Energy Co.
4.35%, 8/31/2064 35,000 25,363
Dominion Energy, Inc.
Series C, 4.05%, 9/15/2042 50,000 39,047
Series A, 4.60%, 3/15/2049 30,000 23,687
NiSource, Inc.
5.95%, 6/15/2041 15,000 14,933
5.25%, 2/15/2043 30,000 27,153
4.80%, 2/15/2044 70,000 59,697
5.65%, 2/1/2045 20,000 18,784
4.38%, 5/15/2047 110,000 86,764
3.95%, 3/30/2048 90,000 65,753
5.00%, 6/15/2052 10,000 8,439
5.85%, 4/1/2055 10,000 9,388
Puget Sound Energy, Inc.
5.64%, 4/15/2041 5,000 4,860
4.30%, 5/20/2045 30,000 24,008
5.60%, 9/15/2055 10,000 9,234
Sempra
4.00%, 2/1/2048 10,000 7,265
Southern Co. Gas Capital Corp.
4.40%, 6/1/2043 25,000 20,572
3.95%, 10/1/2046 30,000 22,417
4.40%, 5/30/2047 20,000 15,868
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 3.7% (continued)
Southern Co. Gas Capital Corp. (continued)
Series 21A, 3.15%, 9/30/2051 $ 20,000 $ 12,467
1,117,537
Oil, Gas & Consumable Fuels - 9.7%
Canadian Natural Resources Ltd.
6.50%, 2/15/2037 25,000 26,545
6.25%, 3/15/2038 37,000 38,414
6.75%, 2/1/2039 30,000 32,097
4.95%, 6/1/2047 75,000 63,875
Cenovus Energy, Inc.
5.40%, 6/15/2047 2,000 1,784
3.75%, 2/15/2052 50,000 34,412
ConocoPhillips Co.
3.80%, 3/15/2052 20,000 14,011
5.30%, 5/15/2053 60,000 53,131
5.50%, 1/15/2055 110,000 100,541
4.03%, 3/15/2062 100,000 69,032
Continental Resources, Inc.
4.90%, 6/1/2044 70,000 55,656
Devon Energy Corp.
5.75%, 9/15/2054 20,000 18,430
Diamondback Energy, Inc.
6.25%, 3/15/2053 10,000 9,918
5.75%, 4/18/2054 15,000 13,957
5.90%, 4/18/2064 45,000 41,808
Eastern Energy Gas Holdings LLC
6.20%, 1/15/2055 35,000 34,317
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/2043 20,000 17,288
3.90%, 11/15/2049 20,000 14,135
Enbridge Energy Partners LP
7.38%, 10/15/2045 45,000 50,046
Enbridge, Inc.
4.50%, 6/10/2044 5,000 4,120
4.00%, 11/15/2049 20,000 14,534
6.70%, 11/15/2053 15,000 15,717
Energy Transfer LP
6.10%, 2/15/2042 10,000 9,747
4.95%, 1/15/2043 10,000 8,562
5.15%, 2/1/2043 75,000 65,406
5.30%, 4/1/2044 10,000 8,811
5.00%, 5/15/2044(e) 20,000 16,912
5.35%, 5/15/2045 25,000 21,848
6.13%, 12/15/2045 45,000 43,195
5.30%, 4/15/2047 25,000 21,601
5.40%, 10/1/2047 15,000 13,100
6.25%, 4/15/2049 95,000 91,221
5.00%, 5/15/2050 35,000 28,389
5.95%, 5/15/2054 40,000 36,738
6.05%, 9/1/2054 30,000 27,863
Enterprise Products Operating LLC
7.55%, 4/15/2038 5,000 5,781
4.85%, 8/15/2042 175,000 155,992
3.30%, 2/15/2053 5,000 3,171
3.95%, 1/31/2060 75,000 52,121

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.7% (continued)
EOG Resources, Inc.
4.95%, 4/15/2050 $ 45,000 $ 38,401
5.65%, 12/1/2054 20,000 18,685
5.95%, 7/15/2055 25,000 24,335
Exxon Mobil Corp.
3.57%, 3/6/2045 100,000 74,127
3.10%, 8/16/2049 5,000 3,223
4.33%, 3/19/2050 85,000 67,616
3.45%, 4/15/2051 35,000 23,739
Hess Corp.
6.00%, 1/15/2040 25,000 25,659
5.60%, 2/15/2041 90,000 88,567
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 105,000 114,715
6.50%, 9/1/2039 20,000 20,904
5.50%, 3/1/2044 75,000 68,719
Kinder Morgan, Inc.
5.55%, 6/1/2045 60,000 55,367
5.05%, 2/15/2046 30,000 25,853
Occidental Petroleum Corp.
4.63%, 6/15/2045 15,000 12,080
4.40%, 8/15/2049 20,000 14,734
Plains All American Pipeline LP
5.15%, 6/1/2042 32,000 28,511
Shell Finance US, Inc.
6.38%, 12/15/2038 65,000 69,156
4.38%, 5/11/2045 10,000 8,158
4.00%, 5/10/2046 35,000 26,915
3.13%, 11/7/2049 5,000 3,200
South Bow USA Infrastructure Holdings LLC
6.18%, 10/1/2054 10,000 9,182
Spectra Energy Partners LP
4.50%, 3/15/2045 20,000 16,185
Suncor Energy, Inc.
6.80%, 5/15/2038 95,000 102,206
6.50%, 6/15/2038 30,000 31,610
6.85%, 6/1/2039 35,000 37,833
4.00%, 11/15/2047 20,000 14,659
3.75%, 3/4/2051 5,000 3,509
Targa Resources Corp.
6.13%, 5/15/2055 50,000 47,617
6.05%, 5/15/2056 100,000 94,174
TotalEnergies Capital International SA
3.13%, 5/29/2050 120,000 76,061
3.39%, 6/29/2060 35,000 21,674
TotalEnergies Capital SA
5.64%, 4/5/2064 20,000 18,436
5.43%, 9/10/2064 55,000 48,979
Valero Energy Corp.
6.63%, 6/15/2037 15,000 16,157
Western Midstream Operating LP
5.45%, 4/1/2044 23,000 20,280
5.30%, 3/1/2048 55,000 46,038
5.50%, 8/15/2048 20,000 17,163
5.25%, 2/1/2050(e) 30,000 24,958
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.7% (continued)
Williams Cos., Inc. (The)
5.75%, 6/24/2044 $ 20,000 $ 19,045
5.10%, 9/15/2045 40,000 34,825
4.85%, 3/1/2048 10,000 8,300
5.95%, 3/15/2056 60,000 56,606
XTO Energy, Inc.
6.75%, 8/1/2037 5,000 5,619
2,918,006
Pharmaceuticals - 5.1%
AstraZeneca plc
6.45%, 9/15/2037 75,000 81,351
Eli Lilly & Co.
5.95%, 11/15/2037 20,000 21,234
5.00%, 2/9/2054 70,000 61,125
5.50%, 2/12/2055 10,000 9,409
5.60%, 5/20/2056 40,000 38,127
4.15%, 3/15/2059 35,000 25,989
4.95%, 2/27/2063 80,000 67,204
5.10%, 2/9/2064 155,000 133,670
5.20%, 8/14/2064 25,000 21,885
5.60%, 2/12/2065 23,000 21,501
5.70%, 5/20/2066 60,000 57,146
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 5,000 5,369
Johnson & Johnson
3.63%, 3/3/2037 110,000 96,778
3.40%, 1/15/2038 30,000 25,487
5.85%, 7/15/2038 5,000 5,302
3.70%, 3/1/2046 70,000 53,694
3.50%, 1/15/2048 30,000 21,723
2.45%, 9/1/2060 20,000 10,176
Merck & Co., Inc.
6.55%, 9/15/2037 45,000 49,795
3.70%, 2/10/2045 40,000 30,027
2.75%, 12/10/2051 30,000 17,389
2.90%, 12/10/2061 5,000 2,710
5.15%, 5/17/2063 45,000 38,651
Novartis Capital Corp.
4.40%, 5/6/2044 100,000 84,259
4.00%, 11/20/2045 65,000 51,433
5.60%, 3/18/2046 150,000 145,244
4.70%, 9/18/2054 20,000 16,719
5.30%, 11/5/2055 20,000 18,327
5.70%, 3/18/2056 50,000 48,320
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/2043 20,000 18,249
5.34%, 5/19/2063 60,000 52,371
Pfizer, Inc.
7.20%, 3/15/2039 40,000 45,755
Royalty Pharma plc
3.30%, 9/2/2040 40,000 30,151
3.55%, 9/2/2050 40,000 26,643
5.90%, 9/2/2054 35,000 33,226
5.95%, 9/25/2055 10,000 9,556

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 5.1% (continued)
Utah Acquisition Sub, Inc.
5.25%, 6/15/2046 $ 10,000 $ 8,146
Viatris, Inc.
4.00%, 6/22/2050 40,000 26,544
Zoetis, Inc.
4.70%, 2/1/2043 4,000 3,457
4.45%, 8/20/2048 20,000 16,052
3.00%, 5/15/2050 5,000 3,093
1,533,287
Professional Services - 0.1%
Verisk Analytics, Inc.
5.50%, 6/15/2045 20,000 18,359
3.63%, 5/15/2050 20,000 13,443
31,802
Residential REITs - 0.0%(f)
ERP Operating LP
REIT, 4.50%, 7/1/2044 10,000 8,411
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.
5.30%, 12/15/2045 20,000 18,293
Applied Materials, Inc.
5.85%, 6/15/2041 5,000 5,012
Broadcom, Inc.
3.50%, 2/15/2041 50,000 37,705
KLA Corp.
5.00%, 3/15/2049 20,000 17,265
4.95%, 7/15/2052 5,000 4,267
5.25%, 7/15/2062 5,000 4,325
Lam Research Corp.
4.88%, 3/15/2049 20,000 17,206
3.13%, 6/15/2060 15,000 8,675
NVIDIA Corp.
5.55%, 6/15/2046 120,000 110,755
5.63%, 6/15/2056 105,000 95,013
3.70%, 4/1/2060 55,000 36,076
QUALCOMM, Inc.
4.80%, 5/20/2045 10,000 8,438
4.50%, 5/20/2052 10,000 7,760
Texas Instruments, Inc.
4.10%, 8/16/2052 5,000 3,739
5.15%, 2/8/2054 5,000 4,428
5.05%, 5/18/2063 70,000 58,517
437,474
Software - 5.3%
AppLovin Corp.
5.95%, 12/1/2054 45,000 40,807
Intuit, Inc.
5.50%, 9/15/2053 75,000 64,334
Microsoft Corp.
4.45%, 11/3/2045 50,000 41,783
2.53%, 6/1/2050 115,000 64,568
2.50%, 9/15/2050 10,000 5,542
2.92%, 3/17/2052 230,000 137,529
4.75%, 11/3/2055 45,000 37,042
2.68%, 6/1/2060 305,000 157,338
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 5.3% (continued)
Microsoft Corp. (continued)
3.04%, 3/17/2062 $ 140,000 $ 78,728
Oracle Corp.
3.60%, 4/1/2040 40,000 27,673
4.13%, 5/15/2045 25,000 16,449
5.88%, 9/26/2045 10,000 8,205
4.00%, 7/15/2046 10,000 6,353
4.00%, 11/15/2047 50,000 31,510
3.60%, 4/1/2050 30,000 17,193
3.95%, 3/25/2051 210,000 127,989
6.90%, 11/9/2052 95,000 85,694
5.55%, 2/6/2053 35,000 26,291
5.38%, 9/27/2054 20,000 14,583
6.00%, 8/3/2055 95,000 76,182
5.95%, 9/26/2055 5,000 3,973
6.70%, 2/4/2056 20,000 17,635
3.85%, 4/1/2060 95,000 53,339
5.50%, 9/27/2064 35,000 25,282
6.13%, 8/3/2065 35,000 27,673
6.10%, 9/26/2065 15,000 11,787
6.85%, 2/4/2066 20,000 17,598
Salesforce, Inc.
2.70%, 7/15/2041 140,000 91,869
6.40%, 3/15/2046 40,000 38,502
2.90%, 7/15/2051 65,000 35,648
6.55%, 3/15/2056 120,000 114,641
3.05%, 7/15/2061 150,000 78,410
6.70%, 3/15/2066 20,000 19,146
1,601,296
Specialized REITs - 0.2%
Public Storage Operating Co.
REIT, 5.35%, 8/1/2053 50,000 45,349
Specialty Retail - 1.8%
Dick's Sporting Goods, Inc.
4.10%, 1/15/2052 35,000 24,179
Home Depot, Inc. (The)
5.40%, 9/15/2040 90,000 87,982
4.20%, 4/1/2043 20,000 16,450
4.88%, 2/15/2044 50,000 44,270
4.40%, 3/15/2045 45,000 37,033
4.25%, 4/1/2046 40,000 31,934
3.90%, 6/15/2047 35,000 26,274
4.50%, 12/6/2048 55,000 44,767
3.35%, 4/15/2050 20,000 13,302
3.63%, 4/15/2052 75,000 51,460
4.95%, 9/15/2052 20,000 17,146
5.30%, 6/25/2054 20,000 17,993
3.50%, 9/15/2056 35,000 22,918
5.40%, 6/25/2064 35,000 31,417
Lowe's Cos., Inc.
5.00%, 4/15/2040 5,000 4,627
5.00%, 9/15/2043 35,000 30,690
4.25%, 4/1/2052 5,000 3,721
4.45%, 4/1/2062 5,000 3,663
5.80%, 9/15/2062 5,000 4,609

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 1.8% (continued)
Lowe’s Cos., Inc. (continued)
5.85%, 4/1/2063 $ 20,000 $ 18,579
TJX Cos., Inc. (The)
4.50%, 4/15/2050 10,000 8,221
541,235
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.
3.85%, 5/4/2043 30,000 23,835
3.45%, 2/9/2045 50,000 36,334
4.38%, 5/13/2045 5,000 4,146
4.65%, 2/23/2046 65,000 55,859
3.75%, 11/13/2047 35,000 25,844
2.40%, 8/20/2050 30,000 16,397
2.65%, 2/8/2051 100,000 57,321
2.70%, 8/5/2051 5,000 2,888
3.95%, 8/8/2052 95,000 69,720
2.55%, 8/20/2060 70,000 35,254
2.80%, 2/8/2061 125,000 67,116
2.85%, 8/5/2061 80,000 43,344
4.10%, 8/8/2062 195,000 140,428
HP, Inc.
6.00%, 9/15/2041 30,000 29,570
608,056
Tobacco - 4.7%
Altria Group, Inc.
5.80%, 2/14/2039 25,000 24,679
3.40%, 2/4/2041 10,000 7,413
4.25%, 8/9/2042 45,000 35,696
4.50%, 5/2/2043 35,000 28,410
5.38%, 1/31/2044 265,000 237,970
3.88%, 9/16/2046 45,000 32,081
5.95%, 2/14/2049 120,000 112,920
4.45%, 5/6/2050 20,000 15,046
3.70%, 2/4/2051 110,000 72,991
4.00%, 2/4/2061 40,000 26,419
BAT Capital Corp.
4.39%, 8/15/2037 245,000 218,979
3.73%, 9/25/2040 20,000 15,837
7.08%, 8/2/2043 40,000 43,106
4.54%, 8/15/2047 30,000 23,742
4.76%, 9/6/2049 20,000 16,096
3.98%, 9/25/2050 5,000 3,536
5.65%, 3/16/2052 5,000 4,526
7.08%, 8/2/2053 70,000 75,762
Philip Morris International, Inc.
6.38%, 5/16/2038 60,000 63,980
4.38%, 11/15/2041 35,000 29,745
4.50%, 3/20/2042 15,000 12,807
3.88%, 8/21/2042 50,000 39,321
4.13%, 3/4/2043 150,000 121,094
Reynolds American, Inc.
7.25%, 6/15/2037 5,000 5,605
5.85%, 8/15/2045 155,000 146,862
1,414,623
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.
4.60%, 6/15/2045 $ 30,000 $ 25,609
3.75%, 5/15/2046 20,000 15,033
4.20%, 5/15/2047 40,000 31,927
72,569
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
6.13%, 3/30/2040 20,000 20,336
Total Corporate Bonds
(Cost $31,331,302) 29,122,018
SHORT-TERM INVESTMENTS - 0.0%(f)(g)
U.S. TREASURY OBLIGATIONS - 0.0%
U.S. Treasury Bills
3.75%, 10/15/2026
(Cost $9,923) 10,000 9,925
Total Investments - 97.0%
(Cost $31,341,225) 29,131,943
Other assets less liabilities - 3.0% 901,943
NET ASSETS - 100.0% $30,033,886
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2026, the value of these securities amounted to
approximately $75,477 or 0.25% of net assets.
(b) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of July 31, 2026.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2026.
(e) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2026.
(f) Represents less than 0.05% of net assets.
(g) The rate shown was the current yield as of July 31,
2026.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Security Type % of Net Assets
Corporate Bonds 97.0%
Short-Term Investments 0.0
†
Others
(1)
3.0
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
High Yield Value-Scored Bond Index Fund
July 31, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 95 .8%
Aerospace & Defense - 1 .2%
AAR Escrow Issuer LLC
6.75%, 3/15/2029(a) $ 450,000 $ 459,704
Axon Enterprise, Inc.
6.13%, 3/15/2030(a) 545,000 551,329
Bombardier, Inc.
5.88%, 1/15/2035(a) 1,000,000 989,578
BWX Technologies, Inc.
4.13%, 6/30/2028(a) 1,155,000 1,126,456
4.13%, 4/15/2029(a) 4,000 3,840
Carpenter Technology Corp.
5.63%, 3/1/2034(a) 500,000 492,936
Efesto Bidco SpA Efesto US LLC
Series XR, 7.50%,
2/15/2032(a)(b) 230,000 232,565
TransDigm, Inc.
6.75%, 8/15/2028(a) 1,460,000 1,469,141
4.63%, 1/15/2029(b) 790,000 774,398
6.38%, 3/1/2029(a) 795,000 804,565
6.88%, 12/15/2030(a) 185,000 189,639
7.13%, 12/1/2031(a) 1,460,000 1,505,902
6.63%, 3/1/2032(a) 1,060,000 1,077,734
6.00%, 1/15/2033(a) 5,000 4,999
6.38%, 5/31/2033(a) 3,880,000 3,879,017
13,561,803
Air Freight & Logistics - 0 .2%
Rand Parent LLC
8.50%, 2/15/2030(a)(b) 1,825,000 1,870,881
Stonepeak Nile Parent LLC
7.25%, 3/15/2032(a) 550,000 566,914
2,437,795
Automobile Components - 2 .8%
Adient Global Holdings Ltd.
7.50%, 2/15/2033(a)(b) 1,600,000 1,651,245
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/2054(b)(c) 900,000 912,728
Dexko Global, Inc.
7.50%, 4/15/2032(a)(b) 746,100 621,218
Garrett Motion Holdings, Inc.
7.75%, 5/31/2032(a)(b) 170,000 176,706
Goodyear Tire & Rubber Co. (The)
5.25%, 4/30/2031 50,000 44,901
5.25%, 7/15/2031(b) 470,000 417,475
5.63%, 4/30/2033(b) 910,000 794,939
Icahn Enterprises LP
5.25%, 5/15/2027 800,000 794,887
9.75%, 1/15/2029(b) 300,000 298,756
4.38%, 2/1/2029(b) 1,020,000 887,930
10.00%, 11/15/2029(a) 284,000 284,467
9.00%, 6/15/2030(b) 990,000 941,797
IHO Verwaltungs GmbH
6.37%, 5/15/2029(a)(d) 820,000 825,279
8.00%, 11/15/2032(a)(b)(d) 800,000 840,043
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobile Components - 2.8% (continued)
JB Poindexter & Co., Inc.
8.75%, 12/15/2031(a)(b) $ 1,300,000 $ 1,339,466
Patrick Industries, Inc.
4.75%, 5/1/2029(a)(b) 640,000 624,333
6.38%, 11/1/2032(a)(b) 667,000 657,738
Phinia, Inc.
6.75%, 4/15/2029(a) 265,000 269,389
6.63%, 10/15/2032(a)(b) 400,000 403,978
Tenneco, Inc.
8.00%, 11/17/2028(a)(b) 14,455,000 14,491,277
ZF North America Capital, Inc.
6.88%, 4/14/2028(a)(b) 252,000 256,537
7.13%, 4/14/2030(a) 700,000 704,528
6.75%, 4/23/2030(a) 580,000 575,575
7.50%, 3/24/2031(a)(b) 1,195,000 1,203,333
30,018,525
Automobiles - 1 .7%
Jaguar Land Rover Automotive plc
4.50%, 10/1/2027(a) 1,185,000 1,169,537
5.88%, 1/15/2028(a)(b) 1,351,000 1,348,276
5.50%, 7/15/2029(a) 607,000 600,470
Nissan Motor Acceptance Co. LLC
6.13%, 9/30/2030(a) 1,790,000 1,748,126
Nissan Motor Co. Ltd.
7.50%, 7/17/2030(a) 1,360,000 1,393,005
4.81%, 9/17/2030(a)(b) 3,090,000 2,864,265
7.75%, 7/17/2032(a)(b) 1,100,000 1,136,275
8.13%, 7/17/2035(a)(b) 6,010,000 6,341,506
PM General Purchaser LLC
9.50%, 10/1/2028(a)(b) 1,170,000 979,243
Thor Industries, Inc.
4.00%, 10/15/2029(a)(b) 1,460,000 1,376,137
18,956,840
Biotechnology - 0 .1%
Genmab A/S
7.25%, 12/15/2033(a)(b) 1,570,000 1,618,833
Broadline Retail - 1 .2%
Angi Group LLC
3.88%, 8/15/2028(a) 300,000 256,064
Getty Images, Inc.
14.00%, 3/1/2028(a) 24,000 16,189
11.25%, 2/21/2030(a) 880,000 690,300
GrubHub Holdings, Inc.
13.00%, 7/31/2030(a)(d) 888,345 730,111
Kohl's Corp.
10.00%, 6/1/2030(a)(b) 50,000 54,005
5.12%, 5/1/2031(b)(e) 1,160,000 1,039,633
Macy's Retail Holdings LLC
5.88%, 3/15/2030(a) 160,000 158,847
6.13%, 3/15/2032(a) 1,020,000 1,023,046
7.38%, 8/1/2033(a)(b) 300,000 312,177
6.70%, 7/15/2034(a) 1,210,000 1,167,579
6.38%, 3/15/2037 730,000 679,010

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 1.2% (continued)
Macy’s Retail Holdings LLC (continued)
5.13%, 1/15/2042 $ 760,000 $ 616,693
Match Group Holdings II LLC
3.63%, 10/1/2031(a)(b) 150,000 133,927
Nordstrom, Inc.
4.00%, 3/15/2027 300,000 295,445
4.38%, 4/1/2030(b) 10,000 9,557
5.00%, 1/15/2044(b) 2,300,000 1,655,989
Photo Holdings LLC
12.00%, 7/1/2031(a) 2,960,000 3,049,405
Rakuten Group, Inc.
9.75%, 4/15/2029(a) 820,000 890,332
12,778,309
Building Products - 1 .1%
Builders FirstSource, Inc.
6.75%, 5/15/2035(a)(b) 1,440,000 1,425,685
CP Atlas Buyer, Inc.
9.75%, 7/15/2030(a)(b) 950,000 855,569
+ 0.00%), 12.75%,
1/15/2031(a)(d)(f) 1,322,981 899,342
Griffon Corp.
5.75%, 3/1/2028 1,570,000 1,569,909
Masterbrand, Inc.
7.00%, 7/15/2032(a)(b) 381,000 381,215
Miter Brands Acquisition Holdco, Inc.
6.75%, 4/1/2032(a)(b) 1,375,000 1,353,820
MIWD Holdco II LLC
5.50%, 2/1/2030(a)(b) 600,000 555,266
Oscar Acquisition Co. LLC
9.50%, 4/15/2030(a) 1,285,000 648,925
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a) 1,012,000 1,010,564
8.88%, 11/15/2031(a) 995,000 1,041,859
Standard Building Solutions, Inc.
6.50%, 8/15/2032(a)(b) 500,000 500,956
Standard Industries, Inc.
4.38%, 7/15/2030(a) 440,000 415,398
3.38%, 1/15/2031(a) 10,000 8,976
Wilsonart LLC
11.00%, 8/15/2032(a)(b) 1,136,000 874,279
11,541,763
Capital Markets - 1 .7%
Aretec Group, Inc.
7.50%, 4/1/2029(a) 100,000 99,739
10.00%, 8/15/2030(a)(b) 1,158,000 1,221,538
Coinbase Global, Inc.
3.38%, 10/1/2028(a) 4,000 3,797
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)(b) 752,111 716,189
First Eagle Holdings, Inc.
7.25%, 8/15/2032(a) 850,000 859,924
FS KKR Capital Corp.
7.88%, 1/15/2029(b) 2,730,000 2,807,830
6.88%, 8/15/2029(b) 2,000,000 2,008,272
6.13%, 1/15/2030 4,760,000 4,639,818
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 1.7% (continued)
FS KKR Capital Corp. (continued)
6.13%, 1/15/2031 $ 1,510,000 $ 1,453,035
7.50%, 8/1/2031(b) 1,500,000 1,502,543
Osaic Holdings, Inc.
8.00%, 8/1/2033(a) 15,000 15,220
Prospect Capital Corp.
3.44%, 10/15/2028 1,220,000 1,142,542
Stonex Escrow Issuer LLC
6.88%, 7/15/2032(a)(b) 250,000 253,765
VFH Parent LLC
7.50%, 6/15/2031(a) 1,265,000 1,311,723
18,035,935
Chemicals - 2 .8%
Ashland, Inc.
3.38%, 9/1/2031(a)(b) 47,000 42,766
6.88%, 5/15/2043 415,000 422,157
ASP Unifrax Holdings, Inc.
7.10%, 9/30/2029(a)(d)(g) 3,037,135 304
Bond US Bidco 1, Inc.
7.13%, 6/15/2033(a) 730,000 734,512
Celanese US Holdings LLC
7.38%, 2/15/2034 800,000 822,916
Cerdia Finanz GmbH
9.38%, 10/3/2031(a)(b) 1,973,000 1,753,050
Chemours Co. (The)
4.63%, 11/15/2029(a)(b) 1,410,000 1,330,592
8.00%, 1/15/2033(a) 1,882,000 1,852,467
7.88%, 3/15/2034(a)(b) 1,340,000 1,303,951
Consolidated Energy Finance SA
5.63%, 10/15/2028(a) 1,030,000 994,795
12.00%, 2/15/2031(a) 1,120,000 1,170,058
CVR Partners LP
6.13%, 6/15/2028(a) 1,380,000 1,378,426
Element Solutions, Inc.
3.88%, 9/1/2028(a)(b) 1,060,000 1,042,415
FMC Corp.
3.45%, 10/1/2029(b) 320,000 294,072
8.00%, 6/1/2031(a) 120,000 124,083
6.38%, 5/18/2053(b) 360,000 280,226
8.45%, 11/1/2055(b)(c) 1,130,000 849,942
Herens Holdco Sarl
4.75%, 5/15/2028(a) 275,000 245,566
INEOS Finance plc
6.75%, 5/15/2028(a) 760,000 757,065
7.50%, 4/15/2029(a)(b) 1,585,000 1,556,257
INEOS Quattro Finance 2 plc
9.63%, 3/15/2029(a)(b) 900,000 795,194
Ingevity Corp.
3.88%, 11/1/2028(a)(b) 365,000 352,040
Innophos Holdings, Inc.
11.50%, 6/15/2029(a)(b) 642,000 603,480
LSB Industries, Inc.
6.25%, 10/15/2028(a)(b) 100,000 99,784
Mativ Holdings, Inc.
8.00%, 10/1/2029(a) 300,000 297,016

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 2.8% (continued)
Maxam Prill Sarl
7.75%, 7/15/2030(a)(b) $ 500,000 $ 513,134
Nufarm Australia Ltd.
5.00%, 1/27/2030(a) 1,320,000 1,255,539
Olin Corp.
6.63%, 4/1/2033(a)(b) 1,250,000 1,223,241
Olympus Water US Holding Corp.
6.25%, 10/1/2029(a) 200,000 197,477
7.25%, 6/15/2031(a) 410,000 414,318
6.75%, 8/1/2032(a) 310,000 301,708
7.25%, 2/15/2033(a)(b) 1,790,000 1,753,429
Perimeter Holdings LLC
6.25%, 1/15/2034(a)(b) 200,000 196,341
Rain Carbon, Inc.
12.25%, 9/1/2029(a)(b) 980,000 1,043,930
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)(b) 158,000 157,992
Scotts Miracle-Gro Co. (The)
4.38%, 2/1/2032(b) 390,000 360,679
SK Invictus Intermediate II Sarl
5.00%, 10/30/2029(a) 310,000 302,715
Vibrantz Technologies, Inc.
9.00%, 2/28/2031(a) 1,212,350 266,717
WR Grace Holdings LLC
5.63%, 8/15/2029(a)(b) 840,000 771,215
7.38%, 3/1/2031(a) 725,000 718,857
6.63%, 8/15/2032(a) 160,000 152,323
7.00%, 8/1/2033(a) 1,490,000 1,427,188
30,159,937
Commercial Services & Supplies - 2 .7%
ACCO Brands Corp.
4.25%, 3/15/2029(a)(b) 2,620,000 2,469,608
ADT Security Corp. (The)
4.13%, 8/1/2029(a)(b) 585,000 560,351
4.88%, 7/15/2032(a)(b) 371,000 347,099
5.88%, 10/15/2033(a)(b) 750,000 727,217
Allied Universal Holdco LLC
4.63%, 6/1/2028(a) 835,000 822,691
6.00%, 6/1/2029(a)(b) 275,000 272,579
APi Group DE, Inc.
4.13%, 7/15/2029(a)(b) 600,000 575,935
4.75%, 10/15/2029(a) 225,000 219,703
5.75%, 6/1/2034(a)(b) 455,000 445,362
Brink's Co. (The)
6.50%, 6/15/2029(a)(b) 80,000 81,446
Cimpress plc
7.38%, 9/15/2032(a)(b) 1,820,000 1,825,229
Clarivate Science Holdings Corp.
3.88%, 7/1/2028(a)(b) 250,000 241,537
4.88%, 7/1/2029(a)(b) 1,310,000 1,206,268
Clean Harbors, Inc.
6.38%, 2/1/2031(a) 1,175,000 1,187,054
CoreCivic, Inc.
4.75%, 10/15/2027 220,000 220,000
8.25%, 4/15/2029 40,000 41,527
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 2.7% (continued)
Deluxe Corp.
8.00%, 6/1/2029(a)(b) $ 1,060,000 $ 1,068,892
8.13%, 9/15/2029(a) 660,000 683,453
Garda World Security Corp.
7.75%, 2/15/2028(a)(b) 320,000 324,414
8.25%, 8/1/2032(a) 395,000 400,562
8.38%, 11/15/2032(a)(b) 515,000 523,236
GEO Group, Inc. (The)
8.63%, 4/15/2029 1,231,000 1,283,309
10.25%, 4/15/2031 5,000 5,392
GFL Environmental Holdings US, Inc.
5.50%, 2/1/2034(a)(b) 1,580,000 1,461,590
GFL Environmental, Inc.
4.38%, 8/15/2029(a)(b) 700,000 673,023
Luna 1.5 Sarl
12.00%, 7/1/2032(a)(d) 1,031,837 1,095,950
Pitney Bowes, Inc.
7.25%, 3/15/2029(a) 345,000 347,680
Prime Security Services Borrower LLC
3.38%, 8/31/2027(a)(b) 975,000 957,593
Raven Acquisition Holdings LLC
6.88%, 11/15/2031(a)(b) 1,940,000 1,887,417
Reworld Holding Corp.
4.88%, 12/1/2029(a) 390,000 370,126
RR Donnelley & Sons Co.
9.50%, 8/1/2029(a) 1,490,000 1,544,290
10.88%, 8/1/2029(a) 1,000,000 1,019,557
11.00%, 6/1/2031(a)(b)(d) 190,000 178,837
Veritiv Operating Co.
10.50%, 11/30/2030(a) 3,115,000 3,195,772
Williams Scotsman, Inc.
6.63%, 6/15/2029(a) 70,000 71,183
Wrangler Holdco Corp.
6.63%, 4/1/2032(a)(b) 600,000 600,899
28,936,781
Communications Equipment - 0 .1%
Ciena Corp.
4.00%, 1/31/2030(a) 30,000 28,470
Viasat, Inc.
7.50%, 5/30/2031(a) 560,000 559,857
Viavi Solutions, Inc.
3.75%, 10/1/2029(a)(b) 475,000 448,145
1,036,472
Construction & Engineering - 0 .7%
AECOM
6.00%, 8/1/2033(a) 570,000 566,747
Artera Services LLC
8.50%, 2/15/2031(a)(b) 670,000 610,330
Brand Industrial Services, Inc.
10.38%, 8/1/2030(a)(b) 2,130,000 1,844,628
Brundage-Bone Concrete Pumping Holdings,
Inc.
7.50%, 2/1/2032(a)(b) 1,620,000 1,660,169
Dycom Industries, Inc.
4.50%, 4/15/2029(a)(b) 248,000 240,726

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction & Engineering - 0.7% (continued)
Global Infrastructure Solutions, Inc.
6.38%, 7/15/2034(a) $ 250,000 $ 251,708
HTA Group Ltd.
7.50%, 6/4/2029(a) 1,750,000 1,789,431
Railworks Holdings LP
8.25%, 11/15/2028(a) 5,000 5,005
Weekley Homes LLC
4.88%, 9/15/2028(a) 695,000 683,016
7,651,760
Consumer Finance - 3 .2%
Ally Financial, Inc.
6.70%, 2/14/2033(b) 97,000 98,874
6.65%, 1/17/2040(b)(c) 1,080,000 1,054,953
Atlanticus Holdings Corp.
9.75%, 9/1/2030(a) 1,315,000 1,329,840
Azorra Finance Ltd.
7.75%, 4/15/2030(a) 1,500,000 1,552,504
Bread Financial Holdings, Inc.
8.38%, 6/15/2035(a)(c) 510,000 527,893
Cobra Acquisition Co. LLC
6.38%, 11/1/2029(a) 120,000 104,244
Credit Acceptance Corp.
6.63%, 3/15/2030(a)(b) 1,510,000 1,508,377
Encore Capital Group, Inc.
6.63%, 6/1/2032(a)(b) 875,000 876,200
Enova International, Inc.
11.25%, 12/15/2028(a) 1,530,000 1,607,646
9.13%, 8/1/2029(a) 1,235,000 1,291,988
EZCORP, Inc.
7.38%, 4/1/2032(a) 200,000 209,093
Figure Technology Solutions, Inc.
8.50%, 7/31/2031(a) 2,140,000 2,106,283
FirstCash, Inc.
4.63%, 9/1/2028(a)(b) 750,000 736,140
5.63%, 1/1/2030(a)(b) 220,000 216,577
6.88%, 3/1/2032(a) 255,000 258,664
GGAM Finance Ltd.
8.00%, 6/15/2028(a)(b) 485,000 501,682
LFS Topco LLC
8.75%, 7/15/2030(a) 1,140,000 1,137,555
OneMain Finance Corp.
3.88%, 9/15/2028(b) 545,000 526,648
7.88%, 3/15/2030 1,090,000 1,128,356
6.13%, 5/15/2030(b) 400,000 397,598
7.50%, 5/15/2031 635,000 650,875
7.13%, 11/15/2031(b) 895,000 906,984
6.75%, 3/15/2032 1,610,000 1,602,198
7.13%, 9/15/2032(b) 670,000 677,015
6.50%, 3/15/2033(b) 2,750,000 2,684,689
6.75%, 9/15/2033(b) 5,510,000 5,421,183
Phoenix Aviation Capital Ltd.
9.25%, 7/15/2030(a)(b) 2,100,000 2,174,187
PRA Group, Inc.
8.88%, 1/31/2030(a)(b) 1,390,000 1,431,215
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 3.2% (continued)
PROG Holdings, Inc.
6.00%, 11/15/2029(a) $ 4,000 $ 3,910
Rfna LP
7.88%, 2/15/2030(a)(b) 740,000 739,740
Synchrony Financial
7.25%, 2/2/2033(b) 1,085,000 1,115,126
TrueNoord Capital DAC
8.75%, 3/1/2030(a)(b) 450,000 466,338
35,044,575
Consumer Staples Distribution & Retail - 1 .4%
Albertsons Cos., Inc.
6.50%, 2/15/2028(a) 385,000 387,400
3.50%, 3/15/2029(a) 875,000 823,499
4.88%, 2/15/2030(a) 1,170,000 1,116,825
5.50%, 3/31/2031(a) 260,000 249,827
5.63%, 3/31/2032(a) 5,500,000 5,231,610
6.25%, 3/15/2033(a)(b) 2,200,000 2,130,856
5.75%, 3/31/2034(a)(b) 2,115,000 1,966,404
C&S Group Enterprises LLC
5.00%, 12/15/2028(a) 95,000 87,381
Performance Food Group, Inc.
4.25%, 8/1/2029(a) 550,000 531,729
6.13%, 9/15/2032(a)(b) 500,000 501,413
5.63%, 3/1/2034(a) 670,000 649,898
US Foods, Inc.
6.88%, 9/15/2028(a) 180,000 183,611
4.63%, 6/1/2030(a) 150,000 145,744
7.25%, 1/15/2032(a)(b) 970,000 1,002,246
15,008,443
Containers & Packaging - 1 .6%
Ball Corp.
5.50%, 9/15/2033(b) 240,000 238,447
Cascades, Inc.
6.75%, 7/15/2030(a)(b) 920,000 934,601
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(a) 5,000 4,970
8.75%, 4/15/2030(a)(b) 1,759,000 1,681,083
6.75%, 4/15/2032(a)(b) 1,544,000 1,470,355
Graphic Packaging International LLC
3.50%, 3/15/2028(a)(b) 100,000 97,003
3.75%, 2/1/2030(a)(b) 115,000 107,196
Iris Holding, Inc.
10.00%, 12/15/2028(a) 625,000 523,743
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030(a)(b) 400,000 407,960
9.25%, 4/15/2030(a)(b) 1,237,000 1,226,057
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/2031(a) 400,000 378,689
7.38%, 6/1/2032(a) 1,320,000 1,218,806
9.50%, 6/1/2033(a)(b) 550,000 541,103
Sealed Air Corp.
6.88%, 7/15/2033(a) 1,670,000 1,633,302
Sword Purchaser LLC
8.25%, 4/15/2033(a) 1,350,000 1,380,827
10.50%, 4/15/2034(a)(b) 410,000 423,854

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 1.6% (continued)
Toucan FinCo. Ltd.
9.50%, 5/15/2030(a)(b) $ 2,560,000 $ 2,312,330
Trident TPI Holdings, Inc.
12.75%, 12/31/2028(a)(b) 790,000 771,607
TriMas Corp.
4.13%, 4/15/2029(a) 1,680,000 1,604,959
Trivium Packaging Finance BV
12.25%, 1/15/2031(a) 435,000 481,359
17,438,251
Distributors - 0 .4%
Core & Main LP
6.00%, 7/1/2034(a) 455,000 452,458
Gates Corp.
6.88%, 7/1/2029(a) 750,000 765,093
RB Global Holdings, Inc.
6.75%, 3/15/2028(a) 400,000 403,568
7.75%, 3/15/2031(a) 400,000 412,781
S&S Holdings LLC
8.38%, 10/1/2031(a)(b) 985,000 951,163
Velocity Vehicle Group LLC
8.00%, 6/1/2029(a)(b) 350,000 346,870
Windsor Holdings III LLC
8.50%, 6/15/2030(a)(b) 620,000 645,083
3,977,016
Diversified Consumer Services - 0 .4%
Belron UK Finance plc
5.75%, 10/15/2029(a) 1,746,000 1,745,448
Carriage Services, Inc.
4.25%, 5/15/2029(a) 1,200,000 1,137,631
Graham Holdings Co.
5.63%, 12/1/2033(a)(b) 650,000 634,360
Grand Canyon University
5.13%, 10/1/2028 280,000 276,917
Sotheby's
8.25%, 4/15/2031(a) 570,000 568,586
StoneMor, Inc.
8.50%, 5/15/2029(a) 270,000 268,139
4,631,081
Diversified REITs - 0 .2%
Iron Mountain Information Management
Services, Inc.
REIT, 5.00%, 7/15/2032(a)(b) 1,440,000 1,368,272
Uniti Group LP
REIT, 6.00%, 1/15/2030(a) 710,000 677,460
2,045,732
Diversified Telecommunication Services - 5 .3%
Altice Financing SA
5.00%, 1/15/2028(a) 2,055,000 1,300,845
5.75%, 8/15/2029(a) 1,680,000 1,059,981
Altice France SA
9.50%, 11/1/2029(a)(b) 404,355 410,037
6.50%, 10/15/2031(a) 60,000 57,899
6.50%, 4/15/2032(a)(b) 900,000 871,143
6.88%, 7/15/2032(a) 1,155,366 1,121,628
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 5.3% (continued)
APLD ComputeCo 3 LLC
7.00%, 6/15/2031(a)(b) $ 100,000 $ 97,528
Bell Canada
7.00%, 9/15/2055(c) 1,520,000 1,532,099
CCO Holdings LLC
5.13%, 5/1/2027(a) 5,000 4,990
5.00%, 2/1/2028(a) 1,300,000 1,283,412
5.38%, 6/1/2029(a) 1,510,000 1,466,458
6.38%, 9/1/2029(a)(b) 730,000 725,383
4.75%, 3/1/2030(a)(b) 2,290,000 2,139,606
4.50%, 8/15/2030(a)(b) 2,865,000 2,614,032
4.25%, 2/1/2031(a)(b) 3,420,000 3,027,142
7.38%, 3/1/2031(a)(b) 682,000 679,329
4.75%, 2/1/2032(a)(b) 1,790,000 1,564,089
4.50%, 5/1/2032(b) 3,197,000 2,757,050
7.00%, 2/1/2033(a)(b) 1,770,000 1,696,245
4.50%, 6/1/2033(a)(b) 1,375,000 1,169,835
4.25%, 1/15/2034(a)(b) 1,280,000 1,045,104
7.38%, 2/1/2036(a)(b) 990,000 941,183
Connect Holding II LLC
10.50%, 4/3/2031(a) 3,140,000 3,072,956
Edged Compute LLC
7.50%, 4/30/2031(a)(b) 2,540,000 2,407,656
ELK Grove Village Property LLC
7.50%, 6/15/2031(a)(b) 3,050,000 2,937,921
Fibercop SpA
6.00%, 9/30/2034(a) 250,000 240,917
7.20%, 7/18/2036(a) 550,000 558,212
7.72%, 6/4/2038(a) 538,000 557,925
Flash Compute LLC
7.25%, 12/31/2030(a)(b) 1,070,000 1,080,510
GCI LLC
4.75%, 10/15/2028(a)(b) 1,535,000 1,505,073
Lumen Technologies, Inc.
Series P, 7.60%, 9/15/2039 100,000 91,375
Meridian Arc Holdco LLC
6.25%, 4/30/2031(a) 2,720,000 2,613,465
PR RNO Property Owner 1 LLC
6.50%, 5/1/2031(a) 2,000,000 1,883,238
SE Cosmos LLC
8.88%, 5/1/2031(a)(b) 1,400,000 1,380,798
Telecom Italia Capital SA
7.72%, 6/4/2038(b) 690,000 771,858
TELUS Corp.
6.63%, 10/15/2055(b)(c) 1,010,000 1,006,713
7.00%, 10/15/2055(b)(c) 2,210,000 2,227,687
(US Treasury Yield Curve
Rate T Note Constant Maturity
5 Year + 2.52%), 6.63%,
6/9/2056(f) 300,000 293,001
Uniti Group LP
6.50%, 2/15/2029(a)(b) 645,000 636,139
8.63%, 6/15/2032(a)(b) 1,605,000 1,639,126
Uniti Services LLC
7.50%, 10/15/2033(a)(b) 870,000 889,040

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 5.3% (continued)
Virgin Media Finance plc
5.00%, 7/15/2030(a) $ 770,000 $ 473,804
Virgin Media Secured Finance plc
5.50%, 5/15/2029(a) 1,640,000 1,472,329
4.50%, 8/15/2030(a) 20,000 16,437
Windstream Services LLC
8.25%, 10/1/2031(a)(b) 1,640,000 1,707,288
Zayo Group Holdings, Inc.
+ 0.00%), 9.25%, 3/9/2030(a)
(b)(d)(f) 213,921 213,285
+ 0.00%), 13.75%,
9/9/2030(a)(b)(d)(f) 199,366 194,091
57,435,862
Electric Utilities - 1 .3%
California Buyer Ltd.
6.38%, 2/15/2032(a) 540,000 532,455
ContourGlobal Power Holdings SA
6.75%, 2/28/2030(a) 200,000 203,118
Edison International
8.13%, 6/15/2053(h) 2,190,000 2,240,571
7.88%, 6/15/2054(c) 1,900,000 1,960,724
EUSHI Finance, Inc.
7.63%, 12/15/2054(c) 1,770,000 1,832,357
Leeward Renewable Energy Operations LLC
4.25%, 7/1/2029(a) 170,000 161,338
Long Ridge Energy LLC
8.75%, 2/15/2032(a) 710,000 735,013
NRG Energy, Inc.
3.63%, 2/15/2031(a)(b) 310,000 285,643
5.88%, 5/15/2034(a) 100,000 98,170
PacifiCorp
7.38%, 9/15/2055(b)(c) 760,000 755,886
7.13%, 8/15/2056(b)(c) 792,000 779,757
PG&E Corp.
5.00%, 7/1/2028(b) 445,000 440,800
VoltaGrid LLC
7.38%, 11/1/2030(a) 2,250,000 2,261,184
XPLR Infrastructure Operating Partners LP
7.25%, 1/15/2029(a) 5,000 5,157
8.38%, 1/15/2031(a) 10,000 10,628
8.63%, 3/15/2033(a)(b) 720,000 769,237
7.75%, 4/15/2034(a)(b) 641,000 671,275
13,743,313
Electronic Equipment, Instruments & Components - 0 .3%
Crane NXT Co.
6.55%, 11/15/2036 435,000 432,520
4.20%, 3/15/2048 790,000 486,949
Ingram Micro, Inc.
4.75%, 5/15/2029(a) 880,000 856,293
Insight Enterprises, Inc.
6.63%, 5/15/2032(a)(b) 1,225,000 1,231,852
Zebra Technologies Corp.
6.50%, 6/1/2032(a) 210,000 212,367
3,219,981
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Energy Equipment & Services - 1 .9%
Bristow Group, Inc.
6.75%, 2/1/2033(a) $ 950,000 $ 951,090
Helix Energy Solutions Group, Inc.
9.75%, 3/1/2029(a) 1,195,000 1,253,145
Nabors Industries, Inc.
7.63%, 11/15/2032(a) 760,000 775,176
Noble Finance II LLC
8.00%, 4/15/2030(a)(b) 1,639,000 1,694,376
Oceaneering International, Inc.
6.88%, 7/15/2034(a)(b) 825,000 844,151
Precision Drilling Corp.
6.88%, 1/15/2029(a) 255,000 256,137
Seadrill Finance Ltd.
6.75%, 7/15/2034(a)(b) 1,950,000 1,877,453
SESI LLC
7.88%, 9/30/2030(a) 850,000 860,052
Star Holding LLC
8.75%, 8/1/2031(a)(b) 400,000 408,496
TGS ASA
8.50%, 1/15/2030(a) 2,500,000 2,615,094
Tidewater, Inc.
9.13%, 7/15/2030(a)(b) 3,855,000 4,119,951
Transocean International Ltd.
8.25%, 5/15/2029(a)(b) 410,000 422,776
7.50%, 4/15/2031 680,000 682,659
6.80%, 3/15/2038 940,000 879,826
USA Compression Partners LP
7.13%, 3/15/2029(a)(b) 804,000 821,324
Valaris Ltd.
8.38%, 4/30/2030(a) 850,000 880,006
Viridien
10.00%, 10/15/2030(a)(b) 917,000 957,169
WBI Operating LLC
6.25%, 10/15/2030(a) 930,000 929,833
21,228,714
Entertainment - 0 .3%
Allen Media LLC
10.50%, 2/15/2028(a) 1,830,000 732,000
Banijay Entertainment SAS
8.13%, 5/1/2029(a)(b) 1,270,000 1,298,393
Cinemark USA, Inc.
5.25%, 7/15/2028(a)(b) 1,025,000 1,017,739
7.00%, 8/1/2032(a)(b) 190,000 194,778
ROBLOX Corp.
3.88%, 5/1/2030(a)(b) 550,000 512,163
3,755,073
Financial Services - 3 .8%
Block, Inc.
6.50%, 5/15/2032 1,820,000 1,838,753
6.00%, 8/15/2033(a) 710,000 704,099
Burford Capital Global Finance LLC
7.50%, 7/15/2033(a)(b) 1,095,000 923,282
Champions Financing, Inc.
8.75%, 2/15/2029(a)(b) 635,000 628,336

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 3.8% (continued)
CPI CG, Inc.
10.00%, 7/15/2029(a) $ 670,000 $ 702,964
CrossCountry Intermediate HoldCo LLC
6.50%, 10/1/2030(a) 690,000 667,276
6.75%, 12/1/2032(a)(b) 1,650,000 1,574,480
Freedom Mortgage Corp.
6.63%, 1/15/2027(a) 900,000 900,450
12.25%, 10/1/2030(a) 225,000 241,051
Freedom Mortgage Holdings LLC
9.13%, 5/15/2031(a) 220,000 225,530
8.38%, 4/1/2032(a)(b) 124,000 124,546
7.88%, 4/1/2033(a)(b) 770,000 742,606
HA Sustainable Infrastructure Capital, Inc.
8.00%, 6/1/2056(c) 590,000 619,351
ION Platform Finance US, Inc.
7.88%, 9/30/2032(a)(b) 1,116,000 883,886
Jefferies Finance LLC
5.00%, 8/15/2028(a)(b) 1,535,000 1,484,030
6.63%, 10/15/2031(a)(b) 790,000 775,909
Jefferson Capital Holdings LLC
9.50%, 2/15/2029(a) 560,000 583,820
8.25%, 5/15/2030(a) 270,000 281,933
Mobius Merger Sub, Inc.
9.00%, 6/1/2030(a) 1,105,000 756,257
Oxford Finance LLC
7.75%, 5/15/2031(a) 910,000 899,687
PennyMac Financial Services, Inc.
4.25%, 2/15/2029(a)(b) 75,000 71,076
5.75%, 9/15/2031(a) 1,395,000 1,293,070
6.88%, 5/15/2032(a) 1,580,000 1,510,315
6.88%, 2/15/2033(a)(b) 210,000 199,258
6.75%, 2/15/2034(a) 830,000 769,846
PHH Escrow Issuer LLC
9.88%, 11/1/2029(a) 1,360,000 1,347,507
Planet Financial Group LLC
10.50%, 12/15/2029(a) 1,540,000 1,502,602
Provident Funding Associates LP
9.75%, 9/15/2029(a) 1,270,000 1,311,297
Stena International SA
7.25%, 1/15/2031(a) 1,295,000 1,318,086
7.63%, 2/15/2031(a)(b) 675,000 695,781
Stonebriar ABF Issuer LLC
8.13%, 12/15/2030(a) 910,000 947,468
United Wholesale Mortgage LLC
5.75%, 6/15/2027(a) 1,520,000 1,507,619
5.50%, 4/15/2029(a) 1,069,000 998,374
UWM Holdings LLC
6.63%, 2/1/2030(a)(b) 1,500,000 1,391,470
6.25%, 3/15/2031(a)(b) 1,650,000 1,472,209
Velocity Commercial Capital LLC
9.38%, 2/15/2031(a)(b) 4,250,000 4,374,219
WEX, Inc.
6.50%, 3/15/2033(a)(b) 1,250,000 1,242,016
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 3.8% (continued)
WS Escrow LLC
7.75%, 6/1/2033(a)(b) $ 4,000,000 $ 4,138,628
41,649,087
Food Products - 1 .7%
B&G Foods, Inc.
8.00%, 9/15/2028(a)(b) 5,400,000 5,279,163
11.00%, 6/15/2031(a)(b) 2,110,000 1,872,560
Fiesta Purchaser, Inc.
7.88%, 3/1/2031(a) 590,000 590,227
9.63%, 9/15/2032(a)(b) 340,000 318,558
Industrial F&B Investments III, Inc.
7.75%, 2/11/2033(a)(b) 70,000 71,071
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a) 190,000 188,374
4.38%, 1/31/2032(a) 543,000 508,941
Post Holdings, Inc.
4.50%, 9/15/2031(a)(b) 2,115,000 1,960,155
6.38%, 3/1/2033(a)(b) 1,930,000 1,900,678
6.25%, 10/15/2034(a)(b) 2,690,000 2,615,397
6.50%, 3/15/2036(a)(b) 770,000 751,054
Simmons Foods, Inc.
4.63%, 3/1/2029(a)(b) 775,000 749,130
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/2031(a)(b) 1,365,000 1,370,048
18,175,356
Gas Utilities - 1 .4%
AltaGas Ltd.
7.20%, 10/15/2054(a)(b)(c) 1,360,000 1,406,792
AmeriGas Partners LP
9.38%, 6/1/2028(a)(b) 1,559,000 1,593,864
9.50%, 6/1/2030(a) 3,860,000 4,138,599
6.88%, 6/1/2031(a)(b) 1,200,000 1,218,587
Ferrellgas LP
5.88%, 4/1/2029(a) 1,230,000 1,200,152
9.25%, 1/15/2031(a) 970,000 1,020,226
Suburban Propane Partners LP
5.00%, 6/1/2031(a)(b) 3,085,000 2,906,767
6.50%, 12/15/2035(a)(b) 1,920,000 1,846,174
15,331,161
Ground Transportation - 0 .7%
Albion Financing 1 Sarl
7.00%, 5/21/2030(a) 510,000 519,523
Avis Budget Car Rental LLC
8.38%, 6/15/2032(a)(b) 881,000 876,794
Brightline East LLC
11.00%, 1/31/2030(a) 3,050,000 167,750
Dcli Bidco LLC
7.75%, 11/15/2029(a) 1,092,000 1,121,763
First Student Bidco, Inc.
4.00%, 7/31/2029(a)(b) 640,000 614,266
Hertz Corp. (The)
12.63%, 7/15/2029(a)(b) 2,730,000 1,780,529
5.00%, 12/1/2029(a) 919,000 250,427
PODS LLC
8.75%, 5/15/2031(a)(b) 270,000 257,164

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 0.7% (continued)
RXO, Inc.
6.38%, 5/15/2031(a)(b) $ 250,000 $ 249,466
Star Leasing Co. LLC
7.63%, 2/15/2030(a)(b) 1,490,000 1,450,429
7,288,111
Health Care Equipment & Supplies - 0 .6%
Avantor Funding, Inc.
4.63%, 7/15/2028(a)(b) 10,000 9,863
Dentsply Sirona, Inc.
8.38%, 9/12/2055(b)(c) 1,230,000 1,227,109
Embecta Corp.
5.00%, 2/15/2030(a) 3,025,000 2,334,924
6.75%, 2/15/2030(a) 823,000 629,595
Insulet Corp.
6.50%, 4/1/2033(a)(b) 2,260,000 2,289,671
6,491,162
Health Care Providers & Services - 4 .7%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(a) 220,000 218,582
AdaptHealth LLC
6.13%, 8/1/2028(a)(b) 285,000 285,000
4.63%, 8/1/2029(a)(b) 250,000 241,030
5.13%, 3/1/2030(a)(b) 1,190,000 1,147,475
Centene Corp.
4.63%, 12/15/2029(b) 550,000 533,575
2.50%, 3/1/2031(b) 1,210,000 1,052,077
Community Health Systems, Inc.
6.88%, 4/15/2029(a)(b) 2,065,000 1,991,549
6.13%, 4/1/2030(a)(b) 5,020,000 4,217,636
5.25%, 5/15/2030(a)(b) 1,110,000 1,024,987
10.88%, 1/15/2032(a)(b) 189,000 199,357
9.75%, 1/15/2034(a)(b) 780,000 790,188
CVS Health Corp.
6.75%, 12/10/2054(b)(c) 1,390,000 1,432,161
7.00%, 3/10/2055(c) 540,000 556,008
DaVita, Inc.
4.63%, 6/1/2030(a) 1,148,000 1,106,596
3.75%, 2/15/2031(a)(b) 963,000 888,281
Encompass Health Corp.
4.50%, 2/1/2028 41,000 40,563
4.63%, 4/1/2031(b) 605,000 582,332
HAH Group Holding Co. LLC
9.75%, 10/1/2031(a) 1,750,000 1,588,125
HealthEquity, Inc.
4.50%, 10/1/2029(a) 5,000 4,846
Kedrion SpA
6.50%, 9/1/2029(a) 1,259,000 1,241,281
LifePoint Health, Inc.
5.38%, 1/15/2029(a)(b) 545,000 517,190
9.88%, 8/15/2030(a) 5,000 5,249
8.38%, 2/15/2032(a)(b) 150,000 151,019
7.00%, 5/1/2034(a) 1,870,000 1,746,655
Molina Healthcare, Inc.
4.38%, 6/15/2028(a) 310,000 303,408
3.88%, 11/15/2030(a) 1,630,000 1,507,282
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 4.7% (continued)
Molina Healthcare, Inc. (continued)
3.88%, 5/15/2032(a)(b) $ 1,900,000 $ 1,699,037
6.25%, 1/15/2033(a) 350,000 346,104
National Mentor Holdings, Inc.
10.50%, 12/15/2030(a)(b) 7,762,000 8,186,217
Option Care Health, Inc.
4.38%, 10/31/2029(a)(b) 1,640,000 1,574,605
Paradigm Parent LLC and Paradigm Parent
CO-Issuer, Inc.
8.75%, 4/17/2032(a)(b) 1,410,000 1,292,420
Pediatrix Medical Group, Inc.
5.38%, 2/15/2030(a) 100,000 97,800
Prime Healthcare Services, Inc.
9.38%, 9/1/2029(a)(b) 2,050,000 2,137,453
Radiology Partners, Inc.
9.78%, 2/15/2030(a)(d) 852,963 804,103
8.50%, 7/15/2032(a) 1,010,000 1,061,379
Select Medical Corp.
6.25%, 12/1/2032(a) 2,450,000 2,353,255
Sotera Health Holdings LLC
7.38%, 6/1/2031(a) 150,000 155,349
Star Parent, Inc.
9.00%, 10/1/2030(a)(b) 1,140,000 1,197,131
Surgery Center Holdings, Inc.
7.25%, 4/15/2032(a)(b) 790,000 792,460
Team Health Holdings, Inc.
8.38%, 6/30/2028(a) 2,537,000 2,535,605
TEAM Services Holding, Inc.
9.00%, 2/15/2033(a)(b) 980,000 992,443
US Acute Care Solutions LLC
9.75%, 5/15/2029(a)(b) 2,315,000 2,157,671
50,755,484
Health Care REITs - 1 .5%
Diversified Healthcare Trust
REIT, 4.75%, 2/15/2028 1,490,000 1,462,306
MPT Operating Partnership LP
REIT, 5.00%, 10/15/2027(b) 12,070,000 11,711,748
REIT, 4.63%, 8/1/2029(b) 2,677,000 2,145,270
REIT, 8.50%, 2/15/2032(a) 1,140,000 1,158,593
16,477,917
Health Care Technology - 0 .0% (i)
IQVIA, Inc.
6.25%, 6/1/2032(a)(b) 100,000 101,286
Hotel & Resort REITs - 0 .2%
RHP Hotel Properties LP
REIT, 4.50%, 2/15/2029(a) 1,145,000 1,118,544
Service Properties Trust
REIT, Zero Coupon,
9/30/2027(a) 20,000 18,676
REIT, 4.95%, 10/1/2029 280,000 261,699
REIT, 4.38%, 2/15/2030(b) 210,000 190,261
REIT, 8.88%, 6/15/2032 750,000 770,645
XHR LP
REIT, 6.63%, 5/15/2030(a) 5,000 5,107
2,364,932

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 5 .8%
1011778 BC ULC
3.88%, 1/15/2028(a) $ 2,080,000 $ 2,038,020
4.38%, 1/15/2028(a)(b) 760,000 749,310
4.00%, 10/15/2030(a) 3,685,000 3,462,431
Affinity Interactive
6.88%, 12/15/2027(a) 330,000 161,700
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029(a) 750,000 766,677
BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer, Inc.
9.50%, 7/1/2032(a)(b) 1,120,000 1,083,572
Boyd Gaming Corp.
4.75%, 6/15/2031(a)(b) 355,000 338,985
Boyne USA, Inc.
4.75%, 5/15/2029(a)(b) 360,000 349,847
Caesars Entertainment, Inc.
7.00%, 2/15/2030(a) 175,000 175,579
6.00%, 10/15/2032(a)(b) 7,880,000 6,911,273
Churchill Downs, Inc.
4.75%, 1/15/2028(a) 5,000 4,951
5.75%, 4/1/2030(a)(b) 1,780,000 1,774,735
6.75%, 5/1/2031(a) 5,000 5,059
Fertitta Entertainment LLC
4.63%, 1/15/2029(a)(b) 520,000 505,606
6.75%, 1/15/2030(a)(b) 695,000 682,500
Gaia Purchaser, Inc.
7.63%, 7/15/2033(a) 3,200,000 3,209,838
Genting New York LLC
7.25%, 10/1/2029(a) 250,000 255,803
GPS Hospitality Operating Co. LLC
11.00%, 3/5/2031 248,325 223,493
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029(a) 200,000 201,518
5.50%, 9/15/2031(a) 295,000 292,285
3.63%, 2/15/2032(a) 2,015,000 1,823,274
Hilton Grand Vacations Borrower LLC
5.00%, 6/1/2029(a)(b) 725,000 703,002
4.88%, 7/1/2031(a)(b) 2,300,000 2,127,318
Hilton Worldwide Finance LLC
4.88%, 4/1/2027 20,000 19,993
KFC Holding Co.
4.75%, 6/1/2027(a) 60,000 59,763
Light & Wonder International, Inc.
7.50%, 9/1/2031(a)(b) 200,000 206,012
Lindblad Expeditions LLC
7.00%, 9/15/2030(a) 300,000 308,833
MajorDrive Holdings IV LLC
6.38%, 6/1/2029(a)(b) 1,120,000 915,861
Marriott Ownership Resorts, Inc.
4.50%, 6/15/2029(a) 350,000 337,395
6.50%, 10/1/2033(a)(b) 850,000 835,922
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031(a)(b) 1,170,000 916,413
Midwest Gaming Borrower LLC
4.88%, 5/1/2029(a)(b) 565,000 548,692
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 5.8% (continued)
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030(a) $ 77,000 $ 80,094
11.88%, 4/15/2031(a) 1,700,000 1,842,560
NCL Corp. Ltd.
5.88%, 1/15/2031(a) 1,800,000 1,720,299
6.75%, 2/1/2032(a)(b) 1,620,000 1,587,864
6.25%, 9/15/2033(a)(b) 2,360,000 2,243,298
Penn Entertainment, Inc.
5.63%, 1/15/2027(a)(b) 1,000,000 1,000,693
6.75%, 4/1/2031(a)(b) 140,000 140,506
Premier Entertainment Sub LLC
5.63%, 9/1/2029(a) 1,000,000 706,990
5.88%, 9/1/2031(a) 1,190,000 788,614
Resorts World Las Vegas LLC
4.63%, 4/16/2029(a) 5,200,000 4,678,898
8.45%, 7/27/2030(a)(b) 2,200,000 2,170,715
Sabre Financial Borrower LLC
11.13%, 6/15/2029(a) 1,120,000 1,178,380
Sabre GLBL, Inc.
10.75%, 11/15/2029(a)(b) 550,000 529,375
11.13%, 7/15/2030(a)(b) 1,550,000 1,491,875
Scientific Games Holdings LP
6.63%, 3/1/2030(a)(b) 1,160,000 939,658
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(a)(b) 820,000 798,835
Station Casinos LLC
4.63%, 12/1/2031(a)(b) 130,000 122,237
TKC Holdings, Inc.
8.50%, 8/15/2030(a)(b) 1,200,000 1,226,699
12.00%, 2/15/2031(a) 580,000 609,609
Travel + Leisure Co.
4.50%, 12/1/2029(a)(b) 230,000 221,615
4.63%, 3/1/2030(a) 65,000 62,511
6.25%, 6/1/2031(a)(b) 1,000,000 1,001,538
Viking Cruises Ltd.
9.13%, 7/15/2031(a) 540,000 565,397
5.88%, 10/15/2033(a) 1,300,000 1,287,241
VOC Escrow Ltd.
5.00%, 2/15/2028(a) 5,000 4,984
Voyager Parent LLC
9.25%, 7/1/2032(a)(b) 2,300,000 2,443,698
Wynn Las Vegas LLC
5.25%, 5/15/2027(a) 810,000 809,647
Wynn Resorts Finance LLC
7.13%, 2/15/2031(a)(b) 168,000 176,039
Yum! Brands, Inc.
4.75%, 1/15/2030(a)(b) 10,000 9,782
3.63%, 3/15/2031 605,000 558,305
6.88%, 11/15/2037 150,000 158,890
63,152,506
Household Durables - 2 .8%
Ashton Woods USA LLC
4.63%, 8/1/2029(a) 650,000 624,144
4.63%, 4/1/2030(a)(b) 1,125,000 1,068,138
6.88%, 8/1/2033(a) 290,000 289,324

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 2.8% (continued)
Beazer Homes USA, Inc.
7.50%, 3/15/2031(a) $ 1,050,000 $ 1,056,126
8.00%, 1/15/2032(a)(b) 530,000 540,464
Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(a) 660,000 659,905
5.00%, 6/15/2029(a)(b) 565,000 536,026
4.88%, 2/15/2030(a)(b) 510,000 475,213
CD&R Smokey Buyer, Inc.
9.50%, 10/15/2029(a)(b) 1,720,000 844,051
Century Communities, Inc.
3.88%, 8/15/2029(a)(b) 850,000 806,070
6.63%, 9/15/2033(a)(b) 195,000 195,640
Dream Finders Homes, Inc.
6.88%, 9/15/2030(a)(b) 1,280,000 1,249,342
Empire Communities Corp.
9.75%, 5/1/2029(a) 34,000 34,938
FXI Holdings, Inc.
14.00%, 11/15/2029(a)(d) 648,551 138,033
11.00%, 11/15/2030(a)(b) 38,000 31,350
K. Hovnanian Enterprises, Inc.
8.00%, 4/1/2031(a)(b) 2,490,000 2,538,129
8.38%, 10/1/2033(a)(b) 3,695,000 3,754,892
KB Home
6.88%, 6/15/2027(b) 100,000 100,486
7.25%, 7/15/2030 60,000 60,803
4.00%, 6/15/2031(b) 50,000 46,185
LGI Homes, Inc.
8.75%, 12/15/2028(a)(b) 2,225,000 2,284,372
4.00%, 7/15/2029(a)(b) 1,015,000 937,987
Mattamy Group Corp.
4.63%, 3/1/2030(a) 650,000 622,937
6.00%, 12/15/2033(a) 700,000 666,312
Newell Brands, Inc.
6.38%, 5/15/2030(b) 430,000 434,722
7.50%, 4/1/2046(b)(e) 300,000 276,576
Risewell Homes, Inc.
9.25%, 10/1/2029(a) 1,400,000 1,419,038
8.50%, 11/1/2030(a) 50,000 51,001
Somnigroup International, Inc.
4.00%, 4/15/2029(a)(b) 760,000 730,505
3.88%, 10/15/2031(a) 1,198,000 1,092,078
STL Holding Co. LLC
8.75%, 2/15/2029(a) 200,000 207,465
Taylor Morrison Communities, Inc.
5.75%, 1/15/2028(a) 675,000 680,962
Tri Pointe Homes, Inc.
5.25%, 6/1/2027 550,000 549,401
5.70%, 6/15/2028 440,000 440,161
Whirlpool Corp.
7.50%, 7/1/2031(a)(b) 890,000 884,443
5.50%, 3/1/2033 560,000 435,934
6.50%, 6/15/2033(b) 3,860,000 3,270,761
7.88%, 7/1/2034(a) 250,000 236,350
30,270,264
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Products - 0 .3%
Central Garden & Pet Co.
4.13%, 10/15/2030(b) $ 105,000 $ 99,201
4.13%, 4/30/2031(a)(b) 550,000 512,712
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)(b) 885,000 875,898
4.38%, 3/31/2029(a)(b) 285,000 274,480
6.00%, 9/15/2033(a)(b) 195,000 184,781
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/2031(a) 1,263,000 884,492
10.75%, 6/30/2032(a) 540,000 170,100
3,001,664
Independent Power and Renewable Electricity Producers - 0 .1%
AES Corp. (The)
(US Treasury Yield Curve
Rate T Note Constant Maturity
5 Year + 3.20%), 7.60%,
1/15/2055(f) 350,000 355,830
(US Treasury Yield Curve
Rate T Note Constant Maturity
5 Year + 2.89%), 6.95%,
7/15/2055(b)(f) 740,000 726,719
1,082,549
Insurance - 2 .0%
Acrisure LLC
8.25%, 2/1/2029(a)(b) 60,000 57,532
4.25%, 2/15/2029(a)(b) 585,000 545,380
7.50%, 11/6/2030(a) 590,000 570,623
6.75%, 7/1/2032(a) 970,000 891,233
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028(a) 10,000 10,045
7.00%, 1/15/2031(a) 375,000 380,532
7.38%, 10/1/2032(a) 10,000 10,056
American National Group, Inc.
(US Treasury Yield Curve
Rate T Note Constant Maturity
5 Year + 3.18%), 7.00%,
12/1/2055(f) 1,130,000 1,087,099
AmWINS Group, Inc.
4.88%, 6/30/2029(a)(b) 420,000 404,277
Amynta Agency Borrower, Inc. and Amynta
Warranty Borrower, Inc.
7.50%, 7/15/2033(a) 240,000 234,564
APH Somerset Investor 2 LLC
7.88%, 11/1/2029(a)(b) 1,650,000 1,671,252
Ardonagh Finco Ltd.
7.75%, 2/15/2031(a) 1,010,000 1,025,486
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(a)(b) 1,060,000 1,054,670
Assurant, Inc.
7.00%, 3/27/2048(h) 100,000 101,165
Asurion LLC
8.00%, 12/31/2032(a) 1,840,000 1,861,392
8.38%, 2/1/2034(a) 1,380,000 1,257,328
Broadstreet Partners Group LLC
5.88%, 4/15/2029(a)(b) 340,000 332,435

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 2.0% (continued)
CRC Insurance Group LLC
7.13%, 6/1/2031(a) $ 1,810,000 $ 1,806,591
Global Atlantic Fin Co.
7.95%, 10/15/2054(a)(b)(c) 1,705,000 1,706,529
7.25%, 3/1/2056(a)(c) 190,000 182,538
Howden UK Refinance plc
7.25%, 2/15/2031(a) 1,500,000 1,485,672
8.13%, 2/15/2032(a) 1,820,000 1,692,114
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030(a) 1,450,000 1,497,010
6.88%, 10/1/2033(a) 210,000 197,781
Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a) 460,000 495,800
Nassau Cos. of New York (The)
7.88%, 7/15/2030(a) 955,000 898,787
21,457,891
Interactive Media & Services - 0 .2%
Snap, Inc.
6.88%, 3/1/2033(a) 1,460,000 1,426,163
6.88%, 3/15/2034(a)(b) 620,000 600,587
Ziff Davis, Inc.
4.63%, 10/15/2030(a) 328,000 306,701
2,333,451
IT Services - 1 .0%
AP Core Holdings II LLC
11.00%, 5/15/2031(a) 1,830,000 1,910,542
Arches Buyer, Inc.
6.13%, 12/1/2028(a) 390,000 381,238
Conduent Business Services LLC
6.00%, 11/1/2029(a)(b) 1,170,000 1,003,075
Everforth, Inc.
4.63%, 5/15/2028(a)(b) 390,000 372,278
Go Daddy Operating Co. LLC
3.50%, 3/1/2029(a) 3,490,000 3,265,394
ION Platform Finance US, Inc.
5.00%, 5/1/2028(a) 159,000 149,037
9.50%, 5/30/2029(a) 340,000 321,723
9.00%, 8/1/2029(a)(b) 1,390,000 1,295,644
Twilio, Inc.
3.63%, 3/15/2029 65,000 62,343
Unisys Corp.
10.63%, 1/15/2031(a)(b) 1,555,000 1,458,789
Virtusa Corp.
7.13%, 12/15/2028(a)(b) 795,000 650,080
10,870,143
Machinery - 0 .8%
Enpro, Inc.
6.13%, 6/1/2033(a)(b) 150,000 150,271
Esab Corp.
6.25%, 4/15/2029(a) 1,220,000 1,232,914
5.63%, 4/1/2031(a) 355,000 350,708
Lsf12 Helix Parent LLC
7.13%, 2/1/2033(a)(b) 450,000 440,568
Manitowoc Co., Inc. (The)
9.25%, 10/1/2031(a)(b) 1,342,000 1,421,363
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 0.8% (continued)
Mueller Water Products, Inc.
4.00%, 6/15/2029(a) $ 100,000 $ 95,794
OT Merger Corp.
7.88%, 10/15/2029(a) 985,000 310,275
Park-Ohio Industries, Inc.
8.50%, 8/1/2030(a)(b) 1,559,000 1,628,976
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(a) 140,000 135,669
Titan International, Inc.
7.00%, 4/30/2028 1,340,000 1,336,884
Wabash National Corp.
4.50%, 10/15/2028(a)(b) 1,225,000 1,142,578
8,246,000
Media - 6 .3%
Advantage Sales & Marketing, Inc.
9.00%, 11/15/2030(a) 500,000 439,145
AMC Global Media, Inc.
4.25%, 2/15/2029 2,230,000 1,957,401
10.50%, 7/15/2032(a) 4,452,000 4,585,916
Belo Corp.
7.25%, 9/15/2027 1,185,000 1,207,811
Cable One, Inc.
4.00%, 11/15/2030(a)(b) 2,452,573 911,854
CMG Media Corp.
8.88%, 6/18/2029(a) 810,000 586,041
CSC Holdings LLC
5.50%, 4/15/2027(a)(b) 765,000 473,735
5.38%, 2/1/2028(a) 840,000 486,851
11.25%, 5/15/2028(a) 770,000 447,214
11.75%, 1/31/2029(a) 450,000 257,583
6.50%, 2/1/2029(a)(b) 500,000 283,088
Directv Financing LLC
5.88%, 8/15/2027(a)(b) 9,000 8,979
8.88%, 2/1/2030(a)(b) 1,440,000 1,464,141
10.00%, 2/15/2031(a)(b) 400,000 417,974
Discovery Global Holdings, Inc.
4.28%, 3/15/2032 2,960,000 2,630,167
5.05%, 3/15/2042 7,800,000 5,421,000
DISH DBS Corp.
5.75%, 12/1/2028(a)(g) 200,000 193,000
5.13%, 6/1/2029(g) 1,550,000 1,404,687
Dotdash Meredith, Inc.
7.63%, 6/15/2032(a)(b) 3,570,000 3,349,339
EW Scripps Co. (The)
9.88%, 8/15/2030(a)(b) 3,615,000 3,181,971
Gray Media, Inc.
4.75%, 10/15/2030(a)(b) 3,717,000 2,872,526
5.38%, 11/15/2031(a)(b) 1,739,000 1,292,616
9.63%, 7/15/2032(a)(b) 1,130,000 1,142,144
iHeartCommunications, Inc.
9.13%, 5/1/2029(a)(b) 529,000 490,248
10.88%, 5/1/2030(a) 1,210,000 924,440
7.75%, 8/15/2030(a)(b) 10,000 8,771
Lamar Media Corp.
4.00%, 2/15/2030(b) 200,000 190,773

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 6.3% (continued)
Lamar Media Corp. (continued)
3.63%, 1/15/2031(b) $ 190,000 $ 176,142
5.38%, 11/1/2033(a)(b) 340,000 330,400
Midcontinent Communications
8.00%, 8/15/2032(a)(b) 650,000 552,003
Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)(b) 1,540,000 1,569,020
10.38%, 5/15/2031(a)(b) 890,000 931,780
9.50%, 2/15/2033(a)(b) 570,000 580,644
Nexstar Media, Inc.
4.75%, 11/1/2028(a)(b) 890,000 872,697
6.50%, 9/15/2033(a)(b) 1,110,000 1,104,311
7.25%, 4/15/2034(a)(b) 3,600,000 3,608,068
Paramount Global
5.50%, 5/15/2033(b) 100,000 87,273
6.88%, 4/30/2036(b) 2,800,000 2,559,301
5.85%, 9/1/2043 4,920,000 3,487,752
Radiate Holdco LLC
6.25%, 9/25/2029(a)(d) 1,703,548 1,404,078
9.25%, 3/25/2030(a)(d) 260,407 205,058
Scripps Escrow II, Inc.
3.88%, 1/15/2029(a) 5,000 4,569
Sinclair Television Group, Inc.
5.50%, 3/1/2030(a) 3,280,000 2,837,200
4.38%, 12/31/2032(a) 1,075,000 811,625
8.13%, 2/15/2033(a) 1,180,000 1,210,059
9.75%, 2/15/2033(a) 450,000 498,938
Sirius XM Radio LLC
5.00%, 8/1/2027(a) 50,000 49,928
4.00%, 7/15/2028(a) 1,045,000 1,016,457
5.50%, 7/1/2029(a) 392,000 390,213
4.13%, 7/1/2030(a)(b) 1,125,000 1,051,526
Stagwell Global LLC
5.63%, 8/15/2029(a)(b) 1,230,000 1,196,119
Univision Communications, Inc.
4.50%, 5/1/2029(a)(b) 30,000 28,408
7.38%, 6/30/2030(a)(b) 580,000 577,483
8.50%, 7/31/2031(a) 655,000 653,550
9.38%, 8/1/2032(a)(b) 530,000 529,382
8.88%, 4/15/2033(a) 400,000 387,290
Versant Media Group, Inc.
7.25%, 1/30/2031(a)(b) 1,500,000 1,546,258
VZ Secured Financing BV
5.00%, 1/15/2032(a)(b) 2,110,000 1,730,207
7.50%, 1/15/2033(a) 370,000 332,092
Ziggo Bond Co. BV
5.13%, 2/28/2030(a) 48,000 39,000
Ziggo BV
4.88%, 1/15/2030(a) 40,000 36,022
69,024,268
Metals & Mining - 2 .9%
Arsenal AIC Parent LLC
8.00%, 10/1/2030(a) 785,000 815,561
11.50%, 10/1/2031(a) 290,000 308,555
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 2.9% (continued)
Century Aluminum Co.
6.88%, 8/1/2032(a) $ 180,000 $ 182,790
Champion Iron Canada, Inc.
7.88%, 7/15/2032(a)(b) 3,190,000 3,269,834
Coeur Mining, Inc.
6.88%, 4/1/2032(a)(b) 100,000 102,164
Commercial Metals Co.
6.00%, 12/15/2035(a) 540,000 530,659
Compass Minerals International, Inc.
8.00%, 7/1/2030(a)(b) 300,000 313,382
Eldorado Gold Corp.
6.25%, 9/1/2029(a)(b) 750,000 749,177
Fortescue Treasury Pty. Ltd.
4.50%, 9/15/2027(a) 5,000 4,957
5.88%, 4/15/2030(a)(b) 722,000 723,767
4.38%, 4/1/2031(a) 4,361,000 4,110,080
6.13%, 4/15/2032(a) 1,430,000 1,445,066
Hudbay Minerals, Inc.
6.13%, 4/1/2029(a) 190,000 190,647
IAMGOLD Corp.
5.75%, 10/15/2028(a) 325,000 324,224
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/2028(a) 892,000 937,634
JW Aluminum Continuous Cast Co.
10.25%, 4/1/2030(a) 550,000 571,718
Novelis Corp.
3.25%, 11/15/2026(a) 540,000 539,325
4.75%, 1/30/2030(a)(b) 6,250,000 6,007,173
6.88%, 1/30/2030(a)(b) 3,890,000 3,991,233
3.88%, 8/15/2031(a)(b) 1,615,000 1,465,923
6.38%, 8/15/2033(a)(b) 1,780,000 1,776,747
Skeena Resources Ltd.
8.50%, 4/1/2031(a)(b) 1,556,000 1,624,569
SunCoke Energy, Inc.
4.88%, 6/30/2029(a) 1,100,000 1,049,190
TMS International Corp.
6.25%, 4/15/2029(a) 235,000 234,897
31,269,272
Mortgage Real Estate Investment Trusts (REITs) - 2 .0%
Arbor Realty SR, Inc.
7.88%, 7/15/2030(a)(b) 1,580,000 1,436,677
Blackstone Mortgage Trust, Inc.
6.25%, 6/1/2031(a) 2,670,000 2,552,830
EF Holdco
7.38%, 9/30/2030(a)(b) 2,200,000 2,184,680
Rithm Capital Corp.
8.00%, 4/1/2029(a) 6,305,000 6,354,072
8.00%, 7/15/2030(a)(b) 4,165,000 4,165,239
8.50%, 6/1/2031(a)(b) 760,000 761,856
Starwood Property Trust, Inc.
7.25%, 4/1/2029(a)(b) 1,760,000 1,813,508
6.00%, 4/15/2030(a) 450,000 451,156
6.50%, 7/1/2030(a)(b) 330,000 335,159
6.50%, 10/15/2030(a)(b) 760,000 770,471
5.75%, 1/15/2031(a) 110,000 108,331

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Mortgage Real Estate Investment Trusts (REITs) - 2.0%
(continued)
Starwood Property Trust, Inc. (continued)
6.13%, 6/1/2031(a) $ 1,270,000 $ 1,266,993
22,200,972
Multi-Utilities - 0 .0% (i)
Puget Energy, Inc.
(US Treasury Yield Curve
Rate T Note Constant Maturity
5 Year + 2.85%), 7.25%,
9/15/2056(b)(f) 190,000 190,614
Office REITs - 0 .0% (i)
Brandywine Operating Partnership LP
REIT, 4.55%, 10/1/2029(b) 540,000 505,916
REIT, 6.13%, 1/15/2031(b) 10,000 9,611
515,527
Oil, Gas & Consumable Fuels - 9 .0%
Alliance Resource Operating Partners LP
8.63%, 6/15/2029(a) 2,284,000 2,382,943
Antero Midstream Partners LP
6.63%, 2/1/2032(a) 700,000 712,451
BKV Upstream Midstream LLC
7.50%, 10/15/2030(a) 4,160,000 4,154,859
Blue Racer Midstream LLC
7.00%, 7/15/2029(a)(b) 780,000 800,172
7.25%, 7/15/2032(a)(b) 2,505,000 2,573,433
Breakwater Energy Holdings Sarl
9.25%, 11/15/2030(a)(b) 1,200,000 1,267,127
Buckeye Partners LP
4.13%, 12/1/2027(b) 255,000 250,696
4.50%, 3/1/2028(a)(b) 305,000 300,965
5.85%, 11/15/2043(b) 100,000 88,782
California Resources Corp.
7.00%, 1/15/2034(a) 4,379,000 4,288,934
7.25%, 1/15/2035(a)(b) 3,350,000 3,310,062
Calumet Specialty Products Partners LP
9.75%, 7/15/2028(a) 1,080,000 1,110,867
9.25%, 7/15/2029(a) 10,000 10,175
9.75%, 2/15/2031(a) 5,260,000 5,627,474
Caturus Energy LLC
7.13%, 5/15/2031(a) 775,000 768,271
Chord Energy Corp.
6.00%, 10/1/2030(a) 10,000 10,033
6.75%, 3/15/2033(a) 615,000 626,392
CNX Midstream Partners LP
4.75%, 4/15/2030(a) 780,000 747,687
CNX Resources Corp.
7.38%, 1/15/2031(a) 150,000 153,281
7.25%, 3/1/2032(a)(b) 515,000 529,622
5.88%, 3/1/2034(a)(b) 355,000 343,939
Comstock Resources, Inc.
6.75%, 3/1/2029(a) 1,154,000 1,133,697
5.88%, 1/15/2030(a)(b) 1,110,000 1,045,744
Coronado Finance Pty. Ltd.
9.25%, 10/1/2029(a) 600,000 504,266
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.0% (continued)
CQP Holdco LP
5.50%, 6/15/2031(a) $ 1,790,000 $ 1,742,814
7.50%, 12/15/2033(a) 450,000 471,617
Crescent Energy Finance LLC
7.63%, 4/1/2032(a)(b) 3,920,000 3,961,348
7.88%, 4/15/2032(a) 3,410,000 3,472,669
7.38%, 1/15/2033(a)(b) 556,000 558,511
CVR Energy, Inc.
5.75%, 2/15/2028(a) 288,000 287,178
7.88%, 2/15/2034(a) 760,000 772,286
Delek Logistics Partners LP
7.38%, 6/30/2033(a) 380,000 388,607
6.88%, 6/1/2034(a)(b) 535,000 537,575
Energy Transfer LP
8.00%, 5/15/2054(c) 1,060,000 1,112,428
7.13%, 10/1/2054(b)(c) 655,000 668,867
6.50%, 2/15/2056(b)(c) 2,120,000 2,120,235
Genesis Energy LP
7.88%, 5/15/2032(b) 1,460,000 1,507,936
8.00%, 5/15/2033(b) 420,000 436,933
Global Partners LP
6.88%, 1/15/2029 15,000 15,077
8.25%, 1/15/2032(a) 500,000 521,239
7.13%, 7/1/2033(a)(b) 1,120,000 1,134,196
Golar LNG Ltd.
7.50%, 10/2/2030(a)(b) 4,125,000 4,210,165
Gulfport Energy Operating Corp.
6.75%, 9/1/2029(a)(b) 1,190,000 1,204,601
Harvest Midstream I LP
7.50%, 5/15/2032(a) 800,000 820,229
6.75%, 5/15/2034(a) 650,000 652,587
Hilcorp Energy I LP
6.25%, 11/1/2028(a)(b) 175,000 175,518
5.75%, 2/1/2029(a) 265,000 264,482
6.00%, 4/15/2030(a) 30,000 29,686
6.25%, 4/15/2032(a)(b) 365,000 354,324
8.38%, 11/1/2033(a)(b) 300,000 314,750
6.88%, 5/15/2034(a) 225,000 220,378
7.25%, 2/15/2035(a)(b) 1,480,000 1,467,910
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032(a) 620,000 640,872
6.63%, 1/15/2034(a) 1,130,000 1,142,605
Infinity Natural Resources LLC
7.63%, 4/1/2031(a)(b) 1,050,000 1,047,482
Ithaca Energy North Sea plc
8.13%, 10/15/2029(a)(b) 2,130,000 2,204,516
ITT Holdings LLC
6.50%, 8/1/2029(a) 752,000 743,550
Kinetik Holdings LP
6.63%, 12/15/2028(a) 600,000 609,932
Kraken Oil & Gas Partners LLC
7.63%, 8/15/2029(a)(b) 570,000 575,568
7.13%, 5/15/2031(a) 1,540,000 1,518,732
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032(a) 1,605,000 1,632,120

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.0% (continued)
Martin Midstream Partners LP
11.50%, 2/15/2028(a) $ 391,000 $ 398,706
Moss Creek Resources Holdings, Inc.
8.25%, 9/1/2031(a) 6,995,000 7,011,221
Murphy Oil Corp.
6.50%, 2/15/2034(b) 450,000 444,979
5.87%, 12/1/2042(b)(e) 475,000 412,078
NGL Energy Operating LLC
8.13%, 2/15/2029(a) 5,000 5,126
8.38%, 2/15/2032(a)(b) 1,911,000 1,987,222
Northern Oil & Gas, Inc.
7.88%, 10/15/2033(a) 2,000 2,001
Northriver Midstream Finance LP
6.75%, 7/15/2032(a)(b) 250,000 251,933
Par Petroleum LLC
7.38%, 6/1/2034(a) 150,000 155,214
PBF Holding Co. LLC
9.88%, 3/15/2030(a)(b) 210,000 224,989
7.25%, 6/1/2034(a)(b) 1,800,000 1,827,994
Prairie Acquiror LP
9.00%, 8/1/2029(a)(b) 600,000 618,911
Rockies Express Pipeline LLC
4.95%, 7/15/2029(a)(b) 545,000 537,572
4.80%, 5/15/2030(a) 270,000 262,917
7.50%, 7/15/2038(a) 250,000 262,811
6.88%, 4/15/2040(a)(b) 500,000 502,844
SM Energy Co.
6.75%, 8/1/2029(a) 550,000 557,980
8.63%, 11/1/2030(a)(b) 495,000 519,620
8.75%, 7/1/2031(a)(b) 945,000 988,045
7.00%, 8/1/2032(a)(b) 690,000 701,023
9.63%, 6/15/2033(a) 980,000 1,078,027
Summit Midstream Holdings LLC
8.63%, 10/31/2029(a) 10,000 10,386
Sunoco LP
4.50%, 5/15/2029 445,000 433,224
4.50%, 10/1/2029(a) 965,000 934,660
Tallgrass Energy Partners LP
5.50%, 1/15/2028(a) 445,000 444,474
7.38%, 2/15/2029(a) 235,000 240,342
6.00%, 12/31/2030(a) 5,000 4,965
TransMontaigne Partners LLC
8.50%, 6/15/2030(a) 285,000 290,775
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(a)(b) 10,000 9,509
6.25%, 1/15/2030(a) 45,000 45,804
4.13%, 8/15/2031(a)(b) 600,000 555,798
Venture Global LNG, Inc.
9.50%, 2/1/2029(a) 560,000 599,435
7.00%, 1/15/2030(a) 300,000 304,772
8.38%, 6/1/2031(a) 5,000 5,169
9.88%, 2/1/2032(a) 25,000 26,617
Venture Global Plaquemines LNG LLC
7.50%, 5/1/2033(a)(b) 90,000 97,652
7.75%, 5/1/2035(a) 700,000 775,776
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.0% (continued)
Venture Global Plaquemines LNG LLC
(continued)
6.75%, 1/15/2036(a)(b) $ 390,000 $ 408,212
Vermilion Energy, Inc.
6.88%, 5/1/2030(a) 40,000 39,824
7.25%, 2/15/2033(a)(b) 2,120,000 2,096,467
98,356,469
Paper & Forest Products - 0 .3%
Domtar Corp.
6.75%, 10/1/2028(a)(b) 1,295,000 919,604
Magnera Corp.
7.25%, 11/15/2031(a) 2,880,000 2,818,800
Mercer International, Inc.
5.13%, 2/1/2029 235,000 137,057
3,875,461
Passenger Airlines - 0 .1%
CHC Group LLC
11.75%, 9/1/2030(a)(b) 695,000 591,766
OneSky Flight LLC
8.88%, 12/15/2029(a)(b) 420,000 441,558
1,033,324
Personal Care Products - 0 .9%
BellRing Brands, Inc.
7.00%, 3/15/2030(a)(b) 6,410,000 6,336,284
Coty, Inc.
5.60%, 1/15/2031(a) 440,000 431,780
P&L Development LLC
+ 0.00%), 12.00%,
5/15/2029(a)(b)(d)(f) 538,393 497,742
Perrigo Finance Unlimited Co.
5.15%, 6/15/2030(e) 200,000 189,101
6.13%, 9/30/2032 500,000 475,036
Prestige Brands, Inc.
3.75%, 4/1/2031(a)(b) 1,825,000 1,673,307
9,603,250
Pharmaceuticals - 1 .8%
1261229 BC Ltd.
10.00%, 4/15/2032(a)(b) 7,290,000 7,452,188
Bausch Health Cos., Inc.
4.88%, 6/1/2028(a) 1,300,000 1,209,034
11.00%, 9/30/2028(a) 2,340,000 2,390,802
HLF Financing Sarl LLC
4.88%, 6/1/2029(a)(b) 4,595,000 4,273,301
7.75%, 5/1/2033(a)(b) 3,990,000 4,015,288
Organon & Co.
7.88%, 5/15/2034(a) 365,000 389,382
19,729,995
Professional Services - 0 .4%
Amentum Holdings, Inc.
7.25%, 8/1/2032(a)(b) 520,000 534,244
AMN Healthcare, Inc.
6.50%, 1/15/2031(a) 450,000 450,018
KBR, Inc.
4.75%, 9/30/2028(a)(b) 167,000 164,373

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 0.4% (continued)
Science Applications International Corp.
5.88%, 11/1/2033(a)(b) $ 140,000 $ 137,032
TriNet Group, Inc.
3.50%, 3/1/2029(a)(b) 2,196,000 2,072,736
7.13%, 8/15/2031(a)(b) 710,000 719,960
VT Topco, Inc.
8.50%, 8/15/2030(a)(b) 710,000 725,157
4,803,520
Real Estate Management & Development - 0 .4%
Anywhere Real Estate Group LLC
5.25%, 4/15/2030(a) 350,000 335,527
7.00%, 4/15/2030(a) 60,000 60,455
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028(a) 152,000 151,998
Five Point Operating Co. LP
8.00%, 10/1/2030(a)(b) 2,950,000 3,023,464
Forestar Group, Inc.
5.00%, 3/1/2028(a)(b) 305,000 302,766
6.50%, 3/15/2033(a) 335,000 335,694
Greystar Real Estate Partners LLC
7.75%, 9/1/2030(a) 300,000 310,526
Hunt Cos., Inc.
5.25%, 4/15/2029(a)(b) 345,000 335,813
WeWork Cos. LLC
12.00%, 8/15/2027‡(g) 3,213,750 —
4,856,243
Semiconductors & Semiconductor Equipment - 0 .1%
Qnity Electronics, Inc.
6.25%, 8/15/2033(a)(b) 824,000 827,838
Software - 3 .5%
Alteryx, Inc.
8.75%, 3/15/2028(a) 450,000 451,125
AthenaHealth Group, Inc.
6.50%, 2/15/2030(a)(b) 1,910,000 1,842,343
Capstone Borrower, Inc.
8.00%, 6/15/2030(a)(b) 1,705,000 1,658,765
Cloud Software Group LLC
6.50%, 3/31/2029(a) 5,000 4,886
9.00%, 9/30/2029(a) 1,570,000 1,538,210
8.25%, 6/30/2032(a) 1,240,000 1,173,025
6.63%, 8/15/2033(a)(b) 500,000 435,925
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028(a) 265,000 264,328
Elastic NV
4.13%, 7/15/2029(a)(b) 945,000 900,428
Fair Isaac Corp.
4.00%, 6/15/2028(a) 500,000 483,192
6.00%, 5/15/2033(a)(b) 1,890,000 1,829,250
6.25%, 9/15/2034(a) 170,000 164,229
Gen Digital, Inc.
6.25%, 4/1/2033(a)(b) 960,000 945,024
GoTo Group, Inc.
5.50%, 5/1/2028(a)(b) 1,461,000 959,945
McAfee Corp.
7.38%, 2/15/2030(a)(b) 2,460,000 2,085,773
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 3.5% (continued)
OAK-Eagle Acquireco, Inc.
8.75%, 7/1/2034(a) $ 925,000 $ 974,475
Open Text Corp.
3.88%, 12/1/2029(a) 4,850,000 4,460,769
Open Text Holdings, Inc.
4.13%, 2/15/2030(a)(b) 4,916,000 4,535,211
4.13%, 12/1/2031(a) 2,270,000 2,002,978
Rocket Software, Inc.
9.00%, 11/28/2028(a)(b) 1,100,000 1,088,765
6.50%, 2/15/2029(a)(b) 490,000 451,477
SS&C Technologies, Inc.
5.50%, 9/30/2027(a) 685,000 684,058
6.50%, 6/1/2032(a)(b) 1,860,000 1,873,762
UKG, Inc.
6.88%, 2/1/2031(a)(b) 3,190,000 3,125,444
ZoomInfo Technologies LLC
3.88%, 2/1/2029(a)(b) 5,510,000 4,574,033
38,507,420
Specialized REITs - 1 .3%
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(a) 300,000 299,017
REIT, 5.25%, 3/15/2028(a) 1,050,000 1,046,205
REIT, 5.00%, 7/15/2028(a) 100,000 99,032
REIT, 7.00%, 2/15/2029(a) 660,000 670,462
REIT, 4.88%, 9/15/2029(a) 20,000 19,513
REIT, 5.25%, 7/15/2030(a) 1,215,000 1,187,312
REIT, 4.50%, 2/15/2031(a) 4,000 3,786
REIT, 5.63%, 7/15/2032(a) 144,000 140,927
REIT, 6.25%, 1/15/2035(a)(b) 700,000 691,190
Millrose Properties, Inc.
REIT, 6.38%, 8/1/2030(a) 5,590,000 5,631,327
REIT, 6.25%, 9/15/2032(a)(b) 4,135,000 4,131,503
13,920,274
Specialty Retail - 4 .3%
Academy Ltd.
5.88%, 5/15/2031(a) 790,000 781,476
Advance Auto Parts, Inc.
7.00%, 8/1/2030(a)(b) 220,000 225,420
7.38%, 8/1/2033(a)(b) 200,000 206,426
Arko Corp.
5.13%, 11/15/2029(a)(b) 1,150,000 1,075,286
Asbury Automotive Group, Inc.
5.00%, 2/15/2032(a)(b) 179,000 170,549
Bath & Body Works, Inc.
6.95%, 3/1/2033 764,000 761,139
6.88%, 11/1/2035(b) 1,038,000 1,049,547
6.75%, 7/1/2036(b) 465,000 459,861
7.60%, 7/15/2037 1,425,000 1,399,071
Carvana Co.
9.00%, 6/1/2030(a)(b)(d) 5,760,000 5,936,988
9.00%, 6/1/2031(a)(b)(d) 7,461,444 8,206,987
Gap, Inc. (The)
3.63%, 10/1/2029(a)(b) 510,000 479,777
3.88%, 10/1/2031(a)(b) 348,000 315,416

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 4.3% (continued)
Global Auto Holdings Ltd.
8.38%, 1/15/2029(a)(b) $ 700,000 $ 694,597
11.50%, 8/15/2029(a) 1,000,000 1,051,387
8.75%, 1/15/2032(a)(b) 750,000 727,703
Group 1 Automotive, Inc.
4.00%, 8/15/2028(a) 405,000 390,854
6.38%, 1/15/2030(a) 50,000 50,230
LBM Acquisition LLC
6.25%, 1/15/2029(a)(b) 850,000 544,653
9.50%, 6/15/2031(a)(b) 1,760,000 1,473,384
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)(b) 83,000 80,962
8.25%, 8/1/2031(a) 280,000 291,714
Michaels Cos., Inc. (The)
8.50%, 3/15/2033(a) 835,000 827,173
11.00%, 3/15/2034(a)(b) 1,360,000 1,331,298
Murphy Oil USA, Inc.
4.75%, 9/15/2029(b) 195,000 191,534
3.75%, 2/15/2031(a) 1,060,000 985,718
Park River Holdings, Inc.
8.00%, 3/15/2031(a) 2,234,000 2,223,762
Petco Health & Wellness Co., Inc.
8.25%, 2/1/2031(a)(b) 1,640,000 1,645,240
PetSmart LLC
7.50%, 9/15/2032(a)(b) 510,000 515,308
10.00%, 9/15/2033(a) 1,350,000 1,343,134
Sonic Automotive, Inc.
4.63%, 11/15/2029(a)(b) 325,000 316,555
4.88%, 11/15/2031(a)(b) 695,000 663,830
Specialty Building Products Holdings LLC
7.75%, 10/15/2029(a)(b) 1,278,000 1,213,369
Staples, Inc.
10.75%, 9/1/2029(a)(b) 1,974,000 1,888,825
12.75%, 1/15/2030(a)(b) 560,000 442,117
Upbound Group, Inc.
6.38%, 2/15/2029(a) 1,345,000 1,334,970
Valvoline, Inc.
3.63%, 6/15/2031(a)(b) 1,952,000 1,779,395
Victra Holdings LLC
8.75%, 9/15/2029(a)(b) 3,800,000 3,870,000
46,945,655
Technology Hardware, Storage & Peripherals - 0 .2%
Diebold Nixdorf, Inc.
7.75%, 3/31/2030(a) 2,010,000 2,086,617
Seagate Data Storage Technology Pte. Ltd.
9.63%, 12/1/2032 85,000 93,181
5.75%, 12/1/2034 325,000 321,003
2,500,801
Textiles, Apparel & Luxury Goods - 0 .6%
Beach Acquisition Bidco LLC
10.00%, 7/15/2033(a)(d) 1,708,097 1,833,657
Crocs, Inc.
4.25%, 3/15/2029(a)(b) 500,000 480,932
4.13%, 8/15/2031(a) 525,000 482,555
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods - 0.6% (continued)
Kontoor Brands, Inc.
4.13%, 11/15/2029(a) $ 320,000 $ 305,487
Under Armour, Inc.
7.25%, 7/15/2030(a)(b) 535,000 544,993
William Carter Co. (The)
7.38%, 2/15/2031(a) 660,000 676,775
Wolverine World Wide, Inc.
4.00%, 8/15/2029(a)(b) 1,935,000 1,823,975
6,148,374
Tobacco - 0 .2%
Turning Point Brands, Inc.
7.63%, 3/15/2032(a) 1,900,000 1,929,482
Trading Companies & Distributors - 0 .6%
Alta Equipment Group, Inc.
9.00%, 6/1/2029(a)(b) 860,000 820,383
BlueLinx Holdings, Inc.
6.00%, 11/15/2029(a) 215,000 212,027
EquipmentShare.com, Inc.
8.63%, 5/15/2032(a)(b) 345,000 352,841
8.00%, 3/15/2033(a) 1,340,000 1,350,147
FTAI Aviation Investors LLC
5.50%, 5/1/2028(a) 510,000 508,305
7.00%, 5/1/2031(a) 350,000 359,726
QXO Building Products, Inc.
6.75%, 4/30/2032(a) 2,440,000 2,491,875
6,095,304
Wireless Telecommunication Services - 0 .7%
Altice France Lux 3
10.00%, 1/15/2033(a) 1,210,000 1,187,460
Iliad Holding SAS
7.00%, 10/15/2028(a) 425,000 426,028
Millicom International Cellular SA
5.13%, 1/15/2028(a) 675,000 667,704
6.25%, 3/25/2029(a)(b) 360,000 359,704
4.50%, 4/27/2031(a) 2,080,000 1,910,390
7.38%, 4/2/2032(a) 175,000 179,243
Rogers Communications, Inc.
7.13%, 4/15/2055(b)(c) 1,780,000 1,796,468
Vmed O2 UK Financing I plc
4.75%, 7/15/2031(a) 240,000 189,731
6.75%, 1/15/2033(a) 740,000 592,425
7,309,153
Total Corporate Bonds
(Cost $1,065,348,218) 1,042,954,974
Shares
COMMON STOCKS -
0 .0% (i)
Hotels, Restaurants & Leisure -
0 .0% (i)
GPS Hospitality New Finco, Inc.
(Cost $292,716) 16,199 292,716

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 18 .7% (j)
CERTIFICATES OF DEPOSIT - 3 .3%
Bank of Montreal, Chicago
(SOFR + 0.35%), 4.00%,
11/18/2026(f) $ 3,000,000 $ 3,000,951
(SOFR + 0.42%), 4.07%,
4/16/2027(f) 2,000,000 2,000,844
(SOFR + 0.39%), 4.04%,
5/5/2027(f) 2,000,000 2,000,148
Bank of Nova Scotia, Houston
(SOFR + 0.30%), 3.95%,
1/21/2027(f) 3,000,000 2,999,987
BNP Paribas, New York
(SOFR + 0.26%), 3.91%,
12/2/2026(f) 2,000,000 2,000,022
Mizuho Bank Ltd., New York
(SOFR + 0.35%), 4.00%,
9/24/2026(f) 4,000,000 4,000,000
Nordea Bank Abp, New York Branch
(SOFR + 0.31%), 3.96%,
9/24/2026(f) 3,000,000 3,000,000
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.22%), 3.87%,
8/31/2026(f) 5,000,000 5,000,000
Royal Bank of Canada, New York
(SOFR + 0.35%), 4.00%,
11/12/2026(f) 4,000,000 4,001,672
(SOFR + 0.30%), 3.95%,
1/22/2027(f) 2,000,000 2,000,654
(SOFR + 0.32%), 3.97%,
6/3/2027(f) 1,000,000 999,808
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.26%), 3.91%,
11/18/2026(f) 3,000,000 3,000,174
Toronto-Dominion Bank, New York
(SOFR + 0.31%), 3.96%,
10/9/2026(f) 2,000,000 2,000,466
Total Certificates of Deposit
(Cost $36,000,000) 36,004,726
COMMERCIAL PAPER - 0 .2%
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.95%,
10/15/2026(f) (Cost $3,000,000) 3,000,000 3,000,432
INVESTMENT COMPANIES - 0 .8%
BlackRock Liquidity FedFund
3.67%, 8/3/2026 2,100,000 2,100,000
Dreyfus Treasury Obligations Cash
Management Fund
3.68%, 8/3/2026 2,100,000 2,100,000
Invesco Government & Agency
Portfolio
3.74%, 8/3/2026 2,100,000 2,100,000
Investments
Principal
Amount Value
INVESTMENT COMPANIES (continued)
Morgan Stanley Institutional Liquidity
Fund - Government Portfolio
3.69%, 8/3/2026 $ 2,100,000 $ 2,100,000
Total Investment Companies
(Cost $8,400,000) 8,400,000
REPURCHASE AGREEMENTS - 14 .4%
CF Secured LLC
3.63%, dated 7/31/2026, due
8/3/2026, repurchase price
$121,495,846, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.88%,
maturing 8/15/2026 - 2/15/2056;
total market value $123,144,051 121,495,846 121,495,846
TD Securities (USA) LLC
3.98%, dated 7/31/2026, due
8/3/2026, repurchase price
$10,000,000, collateralized by
various Common Stocks; total
market value $11,011,151 10,000,000 10,000,000
The Bank of Nova Scotia, Toronto
3.80%, dated 7/31/2026, due
8/3/2026, repurchase price
$25,000,000, collateralized by
various Common Stocks; total
market value $27,507,521 25,000,000 25,000,000
Total Repurchase Agreements
(Cost $156,495,846) 156,495,846
Total Securities Lending Reinvestments
(Cost $203,895,846) 203,901,004
SHORT-TERM INVESTMENTS - 2 .2% (k)
U.S. GOVERNMENT AGENCY SECURITIES - 2 .2%
FHLMC
3.48%, 8/3/2026
(Cost $23,995,360) 24,000,000 23,992,810
Total Investments - 116.7%
(Cost $1,293,532,140) 1,271,141,504
Liabilities in excess of other assets - (16.7%) (181,991,554)
NET ASSETS - 100.0% $1,089,149,950
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2026, the value of these securities amounted to
approximately $908,173,482 or 83.38% of net assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)

(b) The security or a portion of this security is on loan at
July 31, 2026. The total value of securities on loan at
July 31, 2026 was $277,297,902, collateralized in the
form of cash with a value of $203,895,846 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $85,471 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.50%, and maturity dates ranging
from November 30, 2026 – December 07, 2055 and
$85,152,694 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from August 11, 2026
– November 15, 2055; a total value of $289,134,011.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of July 31, 2026.
(d) Payment in-kind security.
(e) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2026.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2026.
(g) Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(h) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(i) Represents less than 0.05% of net assets.
(j) The security was purchased with cash collateral held
from securities on loan at July 31, 2026. The total value
of securities purchased was $203,901,004.
(k) The rate shown was the current yield as of July 31,
2026.
Percentages shown are based on Net Assets.
Abbreviations
FHLMC — Federal Home Loan Mortgage Corp.
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Security Type % of Net Assets
Corporate Bonds 95 .8%
Common Stocks 0 .0
†
Securities Lending Reinvestments 18 .7
Short-Term Investments 2 .2
Others
(1)
( 16 .7 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
July 31, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 95 .9%
Air Freight & Logistics - 0 .5%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028 $ 10,000 $ 9,910
United Parcel Service, Inc.
5.15%, 5/22/2034 10,000 10,050
5.25%, 5/14/2035 90,000 90,179
5.30%, 4/1/2050 90,000 81,289
6.05%, 5/14/2065 50,000 48,668
240,096
Automobile Components - 0 .2%
Aptiv Swiss Holdings Ltd.
3.10%, 12/1/2051 80,000 46,827
BorgWarner, Inc.
5.40%, 8/15/2034 50,000 49,734
96,561
Automobiles - 0 .3%
Ford Motor Co.
3.25%, 2/12/2032 60,000 52,465
Honda Motor Co. Ltd.
4.69%, 7/8/2030 20,000 19,733
Toyota Motor Corp.
5.05%, 6/30/2035 70,000 69,252
141,450
Banks - 12 .4%
Banco Santander SA
6.92%, 8/8/2033 200,000 213,290
Bank of America Corp.
3.42%, 12/20/2028(a) 63,000 61,934
3.97%, 3/5/2029(b) 30,000 29,645
Bank of Montreal
Series J, (SOFR + 0.63%),
4.55%, 6/2/2029(c) 20,000 19,921
4.35%, 9/22/2031(b) 80,000 78,030
3.09%, 1/10/2037(a) 130,000 115,154
Series J, (SOFR + 1.21%),
5.30%, 6/2/2037(c) 40,000 39,117
Bank of Nova Scotia (The)
4.93%, 2/14/2029(b) 50,000 50,123
4.34%, 9/15/2031(b) 190,000 184,611
Citigroup, Inc.
4.45%, 9/29/2027 87,000 86,779
4.08%, 4/23/2029(b) 30,000 29,665
3.98%, 3/20/2030(a) 107,000 104,522
2.67%, 1/29/2031(a) 107,000 98,803
4.41%, 3/31/2031(a) 100,000 97,869
2.57%, 6/3/2031(a) 283,000 258,418
4.50%, 9/11/2031(b) 150,000 146,571
3.06%, 1/25/2033(a) 102,000 91,458
5.83%, 2/13/2035(b) 130,000 130,357
3.88%, 1/24/2039(b) 170,000 143,996
8.13%, 7/15/2039 15,000 18,298
6.68%, 9/13/2043 42,000 44,577
4.65%, 7/23/2048 60,000 49,730
5.61%, 3/4/2056(b) 10,000 9,356
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 12.4% (continued)
HSBC Holdings plc
2.80%, 5/24/2032(a) $ 200,000 $ 178,856
8.11%, 11/3/2033(b) 200,000 225,646
5.45%, 3/3/2036(b) 310,000 305,645
6.50%, 9/15/2037 50,000 52,830
JPMorgan Chase & Co.
6.09%, 10/23/2029(b) 110,000 112,954
4.45%, 12/5/2029(a) 100,000 99,237
5.58%, 4/22/2030(b) 305,000 310,084
4.57%, 6/14/2030(a) 240,000 237,583
5.00%, 7/22/2030(b) 245,000 245,435
2.58%, 4/22/2032(a) 14,000 12,506
5.72%, 9/14/2033(b) 170,000 173,135
5.19%, 2/5/2037(b) 50,000 48,016
(US Treasury Yield Curve
Rate T Note Constant Maturity
5 Year + 1.25%), 5.80%,
7/23/2041(c) 30,000 29,697
3.16%, 4/22/2042(b) 30,000 22,137
5.53%, 11/29/2045(b) 160,000 152,406
Lloyds Banking Group plc
(US Treasury Yield Curve
Rate T Note Constant Maturity
1 Year + 2.30%), 4.98%,
8/11/2033(c) 200,000 196,829
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve
Rate T Note Constant Maturity
1 Year + 0.92%), 4.85%,
4/21/2032(c) 200,000 197,063
5.62%, 4/24/2036(b) 200,000 200,885
NatWest Group plc
6.48%, 6/1/2034(b) 200,000 205,926
Royal Bank of Canada
(SOFR + 0.70%), 4.00%,
11/3/2028(c) 100,000 99,239
(United States SOFR
Compounded Index + 1.13%),
4.97%, 5/2/2031(c) 40,000 39,978
5.00%, 2/1/2033 70,000 69,432
5.00%, 5/2/2033 110,000 109,072
5.15%, 2/1/2034 75,000 75,157
Santander Holdings USA, Inc.
5.74%, 3/20/2031(b) 110,000 111,466
Westpac Banking Corp.
3.40%, 1/25/2028 170,000 167,608
5.62%, 11/20/2035(b) 160,000 158,413
5,939,459
Beverages - 1 .2%
Anheuser-Busch Cos. LLC
4.90%, 2/1/2046 20,000 17,489
Diageo Investment Corp.
5.63%, 4/15/2035 200,000 203,286

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 1.2% (continued)
PepsiCo, Inc.
4.45%, 5/15/2028 $ 67,000 $ 67,051
5.00%, 7/23/2035 170,000 167,838
3.50%, 3/19/2040 73,000 58,922
2.63%, 10/21/2041 30,000 20,817
4.65%, 2/15/2053 40,000 33,451
5.25%, 7/17/2054 10,000 9,194
3.88%, 3/19/2060 5,000 3,556
581,604
Biotechnology - 0 .2%
Biogen, Inc.
2.25%, 5/1/2030 10,000 9,076
3.15%, 5/1/2050 83,000 51,830
3.25%, 2/15/2051 20,000 12,490
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 34,000 29,891
2.80%, 9/15/2050 20,000 11,574
114,861
Broadline Retail - 0 .8%
Alibaba Group Holding Ltd.
2.70%, 2/9/2041 200,000 142,573
Amazon.com, Inc.
4.55%, 3/13/2033 30,000 28,984
5.10%, 7/9/2033 110,000 108,978
eBay, Inc.
2.70%, 3/11/2030 30,000 27,716
2.60%, 5/10/2031 30,000 26,827
3.65%, 5/10/2051 70,000 48,150
383,228
Building Products - 0 .8%
Carrier Global Corp.
3.38%, 4/5/2040 80,000 62,132
6.20%, 3/15/2054 30,000 30,522
CRH America Finance, Inc.
4.40%, 2/9/2031 130,000 126,851
Johnson Controls International plc
4.63%, 7/2/2044(d) 53,000 44,931
Owens Corning
4.30%, 7/15/2047 26,000 20,206
4.40%, 1/30/2048 10,000 7,855
5.95%, 6/15/2054 15,000 14,379
Trane Technologies Financing Ltd.
5.25%, 3/3/2033 60,000 60,359
Trane Technologies Holdco, Inc.
4.30%, 2/21/2048 17,000 13,524
380,759
Capital Markets - 7 .5%
Ameriprise Financial, Inc.
5.20%, 4/15/2035 60,000 58,885
Apollo Debt Solutions BDC
5.20%, 12/8/2028(e) 50,000 49,239
5.70%, 1/23/2031(e) 20,000 19,467
6.35%, 6/30/2033(e) 20,000 19,725
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028 7,000 6,900
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 7.5% (continued)
Bank of New York Mellon Corp. (The)
(continued)
(SOFR + 0.63%), 4.03%,
1/22/2030(c) $ 120,000 $ 118,006
4.29%, 6/13/2033(a) 110,000 105,520
5.19%, 3/14/2035(b) 175,000 173,825
Barings BDC, Inc.
7.00%, 2/15/2029 10,000 10,193
BlackRock Finance, Inc.
1.90%, 1/28/2031 70,000 61,944
BlackRock, Inc.
5.25%, 3/14/2054 30,000 26,718
Blackstone Secured Lending Fund
5.13%, 1/31/2031 40,000 37,983
Brookfield Asset Management Ltd.
6.08%, 9/15/2055 20,000 19,239
Brookfield Finance, Inc.
4.85%, 3/29/2029 20,000 19,972
5.33%, 1/15/2036 40,000 38,581
6.30%, 1/15/2055(b) 10,000 9,654
5.81%, 3/3/2055 60,000 55,357
Deutsche Bank AG
4.95%, 8/4/2031(b) 150,000 148,149
4.47%, 12/10/2031(b) 180,000 175,477
FactSet Research Systems, Inc.
3.45%, 3/1/2032 10,000 8,997
Franklin Resources, Inc.
2.95%, 8/12/2051 10,000 5,952
HPS Corporate Lending Fund
5.15%, 4/2/2029(e) 50,000 48,711
6.30%, 8/19/2031(e) 50,000 49,428
Legg Mason, Inc.
5.63%, 1/15/2044 10,000 9,535
Moody's Corp.
2.00%, 8/19/2031 20,000 17,455
2.75%, 8/19/2041 43,000 29,527
3.75%, 2/25/2052 45,000 31,184
Morgan Stanley
3.77%, 1/24/2029(b) 330,000 325,473
5.12%, 2/1/2029(a) 43,000 43,188
6.41%, 11/1/2029(b) 60,000 61,917
4.24%, 1/9/2030(b) 180,000 177,008
4.49%, 1/16/2032(b) 510,000 495,063
2.48%, 9/16/2036(b) 60,000 51,496
Series I, 4.89%, 10/22/2036(b) 50,000 47,401
5.30%, 4/20/2037(a) 33,000 32,438
5.94%, 2/7/2039(b) 70,000 70,517
5.90%, 3/13/2047(b) 140,000 135,442
MSCI, Inc.
5.15%, 3/15/2036 50,000 47,444
Nasdaq, Inc.
5.55%, 2/15/2034 15,000 15,164
3.95%, 3/7/2052 4,000 2,859
6.10%, 6/28/2063 45,000 43,626

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 7.5% (continued)
Oaktree Specialty Lending Corp.
7.10%, 2/15/2029 $ 10,000 $ 10,128
S&P Global, Inc.
1.25%, 8/15/2030 50,000 43,392
2.90%, 3/1/2032 50,000 44,942
4.50%, 5/15/2048 24,000 19,127
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 20,000 20,168
State Street Corp.
4.53%, 2/20/2029(b) 80,000 79,930
(SOFR + 1.48%), 5.68%,
11/21/2029(c) 50,000 51,073
2.40%, 1/24/2030 88,000 81,727
4.16%, 8/4/2033(b) 90,000 85,438
UBS AG
(SOFR + 0.74%), 4.68%,
11/29/2030(c) 250,000 248,211
3,588,795
Chemicals - 1 .1%
Albemarle Corp.
5.05%, 6/1/2032 20,000 19,772
DuPont de Nemours, Inc.
5.32%, 11/15/2038 10,000 9,625
Ecolab, Inc.
1.30%, 1/30/2031 3,000 2,570
5.00%, 9/1/2035 60,000 58,777
5.35%, 6/15/2036 50,000 49,894
3.95%, 12/1/2047 30,000 22,856
2.70%, 12/15/2051 40,000 23,186
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048 31,000 26,171
Linde, Inc.
1.10%, 8/10/2030 50,000 43,505
LYB International Finance III LLC
5.50%, 3/1/2034 70,000 68,776
3.63%, 4/1/2051 120,000 76,703
Mosaic Co. (The)
5.38%, 11/15/2028 20,000 20,206
Sherwin-Williams Co. (The)
4.80%, 9/1/2031 90,000 89,112
511,153
Commercial Services & Supplies - 0 .5%
Cintas Corp. No. 2
4.00%, 5/1/2032 25,000 23,890
RELX Capital, Inc.
3.00%, 5/22/2030 33,000 30,784
5.25%, 3/27/2035 20,000 19,746
Republic Services, Inc.
1.45%, 2/15/2031 110,000 94,796
1.75%, 2/15/2032 40,000 33,856
Waste Management, Inc.
4.50%, 3/15/2028 30,000 30,004
233,076
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction & Engineering - 0 .1%
Quanta Services, Inc.
3.05%, 10/1/2041 $ 35,000 $ 25,037
Construction Materials - 0 .1%
Cemex SAB de CV
5.75%, 6/5/2036 30,000 29,298
Consumer Finance - 4 .1%
Ally Financial, Inc.
6.99%, 6/13/2029(b) 80,000 82,698
6.85%, 1/3/2030(b) 40,000 41,412
American Express Co.
5.28%, 7/27/2029(b) 120,000 121,261
4.42%, 8/3/2033(a) 15,000 14,415
5.63%, 7/28/2034(b) 60,000 60,325
5.92%, 4/25/2035(b) 190,000 194,067
4.05%, 12/3/2042 14,000 11,434
Caterpillar Financial Services Corp.
3.95%, 11/14/2028 160,000 158,134
4.15%, 1/8/2031 50,000 48,792
Ford Motor Credit Co. LLC
5.11%, 5/3/2029 280,000 277,138
7.20%, 6/10/2030 400,000 418,551
John Deere Capital Corp.
Series I, 4.13%, 1/18/2029 40,000 39,652
Series I, 4.38%, 4/15/2031 110,000 107,778
Synchrony Financial
5.94%, 8/2/2030(b) 50,000 50,745
2.88%, 10/28/2031 44,000 38,510
Toyota Motor Credit Corp.
Series B, 4.05%, 3/13/2029 130,000 128,220
Series B, 4.55%, 5/14/2031 60,000 59,033
4.65%, 9/3/2032 80,000 78,152
Series B, 4.80%, 1/11/2036 50,000 48,023
1,978,340
Consumer Staples Distribution & Retail - 1 .3%
Kroger Co. (The)
2.20%, 5/1/2030 70,000 63,530
5.00%, 4/15/2042 20,000 17,968
5.40%, 1/15/2049 68,000 61,211
3.95%, 1/15/2050 20,000 14,404
5.65%, 9/15/2064 30,000 26,759
Target Corp.
3.38%, 4/15/2029 20,000 19,420
2.65%, 9/15/2030 60,000 55,199
3.90%, 11/15/2047 10,000 7,444
4.80%, 1/15/2053 47,000 39,974
Walmart, Inc.
3.70%, 6/26/2028 50,000 49,417
1.80%, 9/22/2031 140,000 122,440
2.50%, 9/22/2041 70,000 48,714
4.05%, 6/29/2048 140,000 110,128
636,608
Containers & Packaging - 0 .2%
AptarGroup, Inc.
3.60%, 3/15/2032 13,000 12,030

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 0.2% (continued)
Avery Dennison Corp.
2.65%, 4/30/2030 $ 40,000 $ 36,834
5.75%, 3/15/2033 14,000 14,387
Packaging Corp. of America
5.20%, 8/15/2035 20,000 19,625
82,876
Diversified Consumer Services - 0 .1%
Washington University (The)
4.35%, 4/15/2122 30,000 21,409
Diversified REITs - 0 .5%
Digital Realty Trust LP
REIT, 4.45%, 7/15/2028 33,000 32,793
REIT, 3.60%, 7/1/2029 30,000 28,977
Equinix Europe 2 Financing Corp. LLC
REIT, 5.50%, 6/15/2034 110,000 108,558
VICI Properties LP
REIT, 5.63%, 4/1/2035 80,000 78,368
248,696
Diversified Telecommunication Services - 6 .2%
AT&T, Inc.
4.35%, 3/1/2029 100,000 98,773
4.90%, 11/1/2035 320,000 301,534
3.50%, 6/1/2041 190,000 139,862
5.55%, 11/1/2045 110,000 96,924
5.85%, 4/30/2046 160,000 145,615
5.70%, 11/1/2054 100,000 86,293
3.85%, 6/1/2060 140,000 86,754
Comcast Corp.
2.65%, 2/1/2030 317,000 292,374
5.50%, 11/15/2032 10,000 10,146
4.65%, 2/15/2033 67,000 64,043
4.60%, 10/15/2038 20,000 17,406
4.00%, 3/1/2048 64,000 43,455
3.45%, 2/1/2050 50,000 30,184
2.89%, 11/1/2051 320,000 169,462
5.35%, 5/15/2053 10,000 8,141
6.05%, 5/15/2055 20,000 18,090
2.99%, 11/1/2063 140,000 67,786
5.50%, 5/15/2064 23,000 18,431
Telefonica Emisiones SA
5.52%, 3/1/2049 150,000 131,032
Verizon Communications, Inc.
2.55%, 3/21/2031 347,000 311,976
2.36%, 3/15/2032 207,000 179,228
5.05%, 5/9/2033 55,000 54,388
4.78%, 2/15/2035 50,000 47,238
5.25%, 4/2/2035 50,000 48,745
2.65%, 11/20/2040 110,000 74,883
4.86%, 8/21/2046 50,000 41,206
5.01%, 4/15/2049 30,000 24,990
3.88%, 3/1/2052 224,000 153,986
(US Treasury Yield Curve
Rate T Note Constant Maturity
5 Year + 2.04%), 6.20%,
5/14/2056(c) 120,000 117,439
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 6.2% (continued)
Verizon Communications, Inc. (continued)
2.99%, 10/30/2056 $ 119,000 $ 65,027
6.00%, 11/30/2065 50,000 45,387
2,990,798
Electric Utilities - 5 .1%
Alliant Energy Corp.
(US Treasury Yield Curve
Rate T Note Constant Maturity
5 Year + 2.08%), 5.75%,
4/1/2056(c) 30,000 29,420
Connecticut Light and Power Co. (The)
Series A, 2.05%, 7/1/2031 117,000 102,333
4.00%, 4/1/2048 57,000 43,303
5.25%, 1/15/2053 10,000 8,952
Enel Chile SA
4.88%, 6/12/2028 20,000 19,989
Eversource Energy
5.95%, 2/1/2029 120,000 123,078
Series R, 1.65%, 8/15/2030 17,000 14,926
Exelon Corp.
4.95%, 3/15/2036 100,000 94,951
6.50%, 3/15/2055(b) 50,000 50,746
Florida Power & Light Co.
5.30%, 6/15/2034 120,000 120,167
3.95%, 3/1/2048 60,000 44,931
4.13%, 6/1/2048 110,000 84,340
3.15%, 10/1/2049 80,000 51,120
NextEra Energy Capital Holdings, Inc.
5.05%, 3/15/2030 170,000 171,061
2.25%, 6/1/2030 100,000 90,704
6.75%, 6/15/2054(b) 120,000 123,190
Pacific Gas and Electric Co.
5.00%, 6/4/2028 70,000 70,172
3.00%, 6/15/2028 120,000 116,138
6.10%, 1/15/2029 50,000 51,307
5.70%, 3/1/2035 110,000 109,405
3.30%, 8/1/2040 40,000 29,259
4.20%, 6/1/2041 118,000 94,020
3.95%, 12/1/2047 100,000 70,427
6.70%, 4/1/2053 10,000 10,066
6.00%, 5/1/2056 60,000 55,234
Public Service Co. of New Hampshire
3.60%, 7/1/2049 40,000 27,817
Public Service Electric and Gas Co.
4.65%, 3/15/2033 15,000 14,634
5.20%, 3/1/2034 20,000 19,951
3.60%, 12/1/2047 7,000 4,964
4.05%, 5/1/2048 60,000 45,796
5.45%, 3/1/2054 90,000 82,605
Southern California Edison Co.
5.65%, 10/1/2028 40,000 40,651
2.25%, 6/1/2030 50,000 45,045
5.95%, 11/1/2032 7,000 7,217
5.20%, 6/1/2034 130,000 126,966
5.45%, 3/1/2035 80,000 78,559

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 5.1% (continued)
Southern California Edison Co. (continued)
Series C, 4.13%, 3/1/2048 $ 33,000 $ 23,863
3.65%, 2/1/2050 90,000 59,533
Series E, 5.45%, 6/1/2052 75,000 64,604
Wisconsin Power and Light Co.
3.95%, 9/1/2032 40,000 37,699
2,459,143
Electrical Equipment - 0 .1%
Hubbell, Inc.
3.50%, 2/15/2028 20,000 19,670
4.90%, 6/15/2033 50,000 48,810
68,480
Electronic Equipment, Instruments & Components - 0 .2%
Jabil, Inc.
4.20%, 2/1/2029 60,000 58,908
Tyco Electronics Group SA
4.88%, 2/9/2036 50,000 47,888
106,796
Energy Equipment & Services - 0 .4%
Baker Hughes Holdings LLC
5.00%, 6/15/2036 110,000 105,587
4.08%, 12/15/2047 40,000 30,573
Schlumberger Investment SA
5.15%, 5/7/2036 70,000 68,494
204,654
Financial Services - 1 .6%
Apollo Global Management, Inc.
5.80%, 5/21/2054 20,000 18,331
Equitable Holdings, Inc.
5.59%, 1/11/2033 44,000 44,545
5.00%, 4/20/2048 24,000 20,297
Mastercard, Inc.
4.33%, 6/8/2028 50,000 49,930
2.95%, 6/1/2029 96,000 91,908
2.00%, 11/18/2031 33,000 28,813
3.95%, 2/26/2048 15,000 11,323
2.95%, 3/15/2051 60,000 36,938
PayPal Holdings, Inc.
4.40%, 6/1/2032 98,000 94,264
5.05%, 6/1/2052 30,000 25,476
Shell International Finance BV
2.88%, 11/26/2041 120,000 84,897
Visa, Inc.
2.05%, 4/15/2030 30,000 27,380
1.10%, 2/15/2031 110,000 94,465
2.70%, 4/15/2040 120,000 88,349
Voya Financial, Inc.
5.00%, 9/20/2034 10,000 9,642
4.70%, 1/23/2048(a) 30,000 29,502
756,060
Food Products - 1 .2%
Archer-Daniels-Midland Co.
4.50%, 3/15/2049 10,000 8,199
2.70%, 9/15/2051 100,000 57,698
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 1.2% (continued)
Campbell's Co. (The)
4.15%, 3/15/2028 $ 10,000 $ 9,897
2.38%, 4/24/2030 17,000 15,353
4.80%, 3/15/2048 80,000 62,147
General Mills, Inc.
5.50%, 10/17/2028 20,000 20,349
4.55%, 4/17/2038 20,000 17,818
4.70%, 4/17/2048 80,000 65,372
Hershey Co. (The)
4.25%, 5/4/2028 20,000 19,923
3.13%, 11/15/2049 30,000 19,391
2.65%, 6/1/2050 10,000 5,852
Hormel Foods Corp.
3.05%, 6/3/2051 40,000 24,884
Kraft Heinz Foods Co.
3.75%, 4/1/2030 120,000 115,182
4.88%, 10/1/2049 30,000 24,264
Mondelez International, Inc.
4.50%, 5/6/2030 40,000 39,413
3.00%, 3/17/2032 50,000 45,006
2.63%, 9/4/2050 50,000 28,723
579,471
Gas Utilities - 0 .0% (f)
Southern California Gas Co.
5.45%, 6/15/2035 20,000 20,071
Ground Transportation - 1 .3%
Canadian National Railway Co.
4.95%, 5/12/2036 20,000 19,536
3.65%, 2/3/2048 14,000 10,111
4.45%, 1/20/2049 92,000 74,806
4.40%, 8/5/2052 7,000 5,594
CSX Corp.
2.40%, 2/15/2030 23,000 21,258
5.20%, 11/15/2033 10,000 10,055
5.05%, 6/15/2035 80,000 78,797
6.22%, 4/30/2040 65,000 68,239
3.80%, 4/15/2050 33,000 23,925
4.65%, 3/1/2068 3,000 2,341
Fedex Freight Holding Co., Inc.
4.95%, 3/15/2033(e) 30,000 28,959
Norfolk Southern Corp.
2.30%, 5/15/2031 50,000 44,432
Union Pacific Corp.
2.89%, 4/6/2036 70,000 57,852
4.50%, 9/10/2048 55,000 44,786
4.30%, 3/1/2049 90,000 71,128
5.60%, 12/1/2054 30,000 28,374
2.97%, 9/16/2062 90,000 49,733
639,926
Health Care Equipment & Supplies - 2 .1%
Abbott Laboratories
1.40%, 6/30/2030 38,000 33,546
4.00%, 3/15/2031 160,000 154,628
4.75%, 3/15/2038 50,000 47,028
4.90%, 11/30/2046 48,000 42,347

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 2.1% (continued)
Abbott Laboratories (continued)
5.60%, 3/15/2066 $ 150,000 $ 139,383
Augusta SpinCo Corp.
4.40%, 3/23/2029 50,000 49,474
Becton Dickinson & Co.
2.82%, 5/20/2030 20,000 18,532
1.96%, 2/11/2031 40,000 35,083
3.79%, 5/20/2050 42,000 28,813
Boston Scientific Corp.
2.65%, 6/1/2030 70,000 64,638
GE HealthCare Technologies, Inc.
5.86%, 3/15/2030 120,000 123,332
Medtronic Global Holdings SCA
4.25%, 3/30/2028 60,000 59,783
Medtronic, Inc.
4.38%, 3/15/2035 80,000 75,422
Stryker Corp.
4.63%, 9/11/2034 120,000 114,995
987,004
Health Care Providers & Services - 5 .5%
Aetna, Inc.
3.88%, 8/15/2047 40,000 28,677
Ascension Health
Series 2025, 4.92%,
11/15/2035 80,000 77,451
Cardinal Health, Inc.
4.50%, 9/15/2030 30,000 29,504
5.35%, 11/15/2034 70,000 69,460
4.90%, 9/15/2045 33,000 28,285
Cigna Group (The)
4.38%, 10/15/2028 50,000 49,664
2.40%, 3/15/2030 100,000 91,756
5.25%, 2/15/2034 60,000 59,557
4.80%, 8/15/2038 90,000 82,970
6.13%, 11/15/2041 33,000 33,520
4.80%, 7/15/2046 30,000 25,295
3.88%, 10/15/2047 20,000 14,541
3.40%, 3/15/2051 79,000 51,591
CVS Health Corp.
4.30%, 3/25/2028 120,000 119,272
5.25%, 2/21/2033 80,000 80,014
5.45%, 9/15/2035 30,000 29,690
4.78%, 3/25/2038 180,000 164,344
6.00%, 6/1/2044 60,000 57,910
5.05%, 3/25/2048 154,000 130,066
Elevance Health, Inc.
2.25%, 5/15/2030 30,000 27,291
4.10%, 5/15/2032 144,000 136,655
4.55%, 3/1/2048 32,000 25,593
3.70%, 9/15/2049 30,000 20,707
6.10%, 10/15/2052 14,000 13,579
5.13%, 2/15/2053 20,000 17,008
5.65%, 6/15/2054 40,000 36,558
5.70%, 2/15/2055 80,000 73,866
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 5.5% (continued)
HCA, Inc.
5.20%, 6/1/2028 $ 90,000 $ 90,705
3.50%, 9/1/2030 90,000 84,834
5.45%, 4/1/2031 20,000 20,252
3.63%, 3/15/2032 30,000 27,604
5.00%, 5/15/2033 30,000 29,265
7.50%, 11/6/2033 37,000 41,120
5.60%, 4/1/2034 80,000 80,439
5.13%, 6/15/2039 20,000 18,517
4.38%, 3/15/2042 55,000 45,203
5.25%, 6/15/2049 20,000 17,113
4.63%, 3/15/2052 50,000 38,546
6.00%, 4/1/2054 85,000 79,746
6.20%, 3/1/2055 40,000 38,604
5.70%, 11/15/2055 30,000 26,968
Laboratory Corp. of America Holdings
4.35%, 4/1/2030 10,000 9,802
2.70%, 6/1/2031 50,000 44,985
4.80%, 10/1/2034 25,000 23,968
McKesson Corp.
4.25%, 9/15/2029 70,000 68,998
NYU Langone Hospitals
Series 2020, 3.38%, 7/1/2055 30,000 19,598
Quest Diagnostics, Inc.
4.20%, 6/30/2029 43,000 42,358
2.95%, 6/30/2030 50,000 46,527
6.40%, 11/30/2033 10,000 10,670
UnitedHealth Group, Inc.
5.25%, 2/15/2028 60,000 60,676
2.30%, 5/15/2031 40,000 35,531
5.15%, 7/15/2034 40,000 39,677
Universal Health Services, Inc.
2.65%, 1/15/2032 20,000 17,325
2,633,855
Health Care REITs - 0 .7%
Alexandria Real Estate Equities, Inc.
REIT, 5.25%, 5/15/2036 140,000 134,135
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 60,000 57,781
Ventas Realty LP
REIT, 3.00%, 1/15/2030 48,000 44,966
REIT, 4.75%, 11/15/2030 30,000 29,681
REIT, 5.00%, 1/15/2035 20,000 19,297
Welltower OP LLC
REIT, 3.85%, 6/15/2032 70,000 65,865
351,725
Hotel & Resort REITs - 0 .1%
Host Hotels & Resorts LP
Series I, REIT, 3.50%,
9/15/2030 10,000 9,377
Series J, REIT, 2.90%,
12/15/2031 10,000 8,844
REIT, 5.50%, 4/15/2035 40,000 39,345
57,566

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 1 .1%
Expedia Group, Inc.
5.40%, 2/15/2035 $ 50,000 $ 48,664
Marriott International, Inc.
5.00%, 10/15/2027 50,000 50,247
4.90%, 4/15/2029 30,000 30,089
Series HH, 2.85%, 4/15/2031 63,000 57,348
5.30%, 5/15/2034 20,000 19,780
5.25%, 10/15/2035 30,000 29,354
Royal Caribbean Cruises Ltd.
5.38%, 1/15/2036 90,000 87,151
Starbucks Corp.
4.50%, 5/15/2028 26,000 25,955
3.55%, 8/15/2029 110,000 106,479
2.55%, 11/15/2030 60,000 54,527
4.50%, 11/15/2048 19,000 15,209
524,803
Household Durables - 0 .2%
DR Horton, Inc.
5.50%, 10/15/2035 20,000 19,963
Mohawk Industries, Inc.
5.85%, 9/18/2028 32,000 32,657
3.63%, 5/15/2030 17,000 16,195
68,815
Household Products - 0 .5%
Church & Dwight Co., Inc.
5.00%, 6/15/2052 30,000 25,972
Clorox Co. (The)
1.80%, 5/15/2030 50,000 44,563
4.60%, 5/1/2032 20,000 19,404
Procter & Gamble Co. (The)
4.35%, 1/29/2029 170,000 169,938
259,877
Independent Power and Renewable Electricity Producers - 0 .3%
Constellation Energy Generation LLC
3.90%, 1/8/2028 20,000 19,824
5.88%, 1/15/2066 110,000 101,566
121,390
Industrial REITs - 0 .4%
Prologis LP
REIT, 4.25%, 6/15/2031 60,000 58,266
REIT, 4.63%, 1/15/2033 47,000 45,773
REIT, 5.13%, 1/15/2034 44,000 43,565
REIT, 5.00%, 1/31/2035 30,000 29,180
REIT, 4.38%, 9/15/2048 7,000 5,576
REIT, 3.00%, 4/15/2050 23,000 14,390
REIT, 5.25%, 3/15/2054 15,000 13,493
210,243
Insurance - 3 .3%
AEGON Funding Co. LLC
5.63%, 5/7/2036 50,000 48,682
Aflac, Inc.
3.60%, 4/1/2030 53,000 50,757
4.75%, 1/15/2049 10,000 8,441
Allstate Corp. (The)
1.45%, 12/15/2030 10,000 8,642
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.3% (continued)
Allstate Corp. (The) (continued)
5.25%, 3/30/2033 $ 40,000 $ 40,143
American International Group, Inc.
5.13%, 3/27/2033 65,000 64,519
4.38%, 6/30/2050 40,000 31,568
Arch Capital Group Ltd.
5.25%, 6/15/2036 40,000 39,083
3.64%, 6/30/2050 20,000 13,788
Arthur J Gallagher & Co.
5.15%, 2/15/2035 120,000 116,764
Athene Holding Ltd.
6.25%, 4/1/2054 20,000 17,863
6.88%, 6/28/2055(b) 30,000 28,337
AXIS Specialty Finance LLC
4.90%, 1/15/2040(a) 27,000 26,433
Brown & Brown, Inc.
4.70%, 6/23/2028 10,000 9,981
6.25%, 6/23/2055 80,000 77,362
Chubb INA Holdings LLC
5.30%, 5/20/2036 100,000 99,003
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 30,000 17,737
Fidelity National Financial, Inc.
4.50%, 8/15/2028 20,000 19,863
3.20%, 9/17/2051 14,000 8,373
Hartford Insurance Group, Inc. (The)
4.40%, 3/15/2048 15,000 11,988
3.60%, 8/19/2049 43,000 29,754
2.90%, 9/15/2051 14,000 8,331
Lincoln National Corp.
3.05%, 1/15/2030 17,000 15,953
Manulife Financial Corp.
3.70%, 3/16/2032 37,000 34,740
MetLife, Inc.
5.38%, 7/15/2033 15,000 15,215
5.30%, 12/15/2034 10,000 9,987
+ 0.00%), 10.75%,
8/1/2039(c) 23,000 28,993
4.60%, 5/13/2046 30,000 25,069
5.00%, 7/15/2052 33,000 28,265
5.25%, 1/15/2054 24,000 21,351
(US Treasury Yield Curve
Rate T Note Constant Maturity
5 Year + 1.82%), 5.85%,
3/15/2056(c) 80,000 77,994
Principal Financial Group, Inc.
3.70%, 5/15/2029 23,000 22,340
5.38%, 3/15/2033 10,000 10,044
5.50%, 3/15/2053 28,000 25,837
Progressive Corp. (The)
4.20%, 3/15/2048 60,000 46,930
Prudential Financial, Inc.
3.00%, 3/10/2040 23,000 17,053
4.50%, 9/15/2047(a) 50,000 49,371
4.35%, 2/25/2050 70,000 54,446

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.3% (continued)
Prudential Financial, Inc. (continued)
5.13%, 3/1/2052(b) $ 30,000 $ 29,149
6.00%, 9/1/2052(a) 47,000 47,304
Prudential Funding Asia plc
3.13%, 4/14/2030 15,000 14,110
3.63%, 3/24/2032 10,000 9,273
Reinsurance Group of America, Inc.
5.75%, 9/15/2034 30,000 30,250
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033 2,000 2,015
Travelers Cos., Inc. (The)
4.00%, 5/30/2047 50,000 38,129
4.05%, 3/7/2048 88,000 67,145
4.10%, 3/4/2049 5,000 3,823
5.45%, 5/25/2053 17,000 15,602
Unum Group
4.00%, 6/15/2029 40,000 39,056
4.13%, 6/15/2051 34,000 24,172
W R Berkley Corp.
3.55%, 3/30/2052 5,000 3,361
3.15%, 9/30/2061 30,000 17,310
1,601,699
Interactive Media & Services - 2 .2%
Alphabet, Inc.
0.80%, 8/15/2027 90,000 86,978
1.10%, 8/15/2030 80,000 69,496
4.10%, 2/15/2031 130,000 126,022
1.90%, 8/15/2040 77,000 49,375
5.35%, 11/15/2045 90,000 82,236
5.50%, 2/15/2046 40,000 37,155
2.25%, 8/15/2060 120,000 55,181
5.30%, 5/15/2065 100,000 84,710
Meta Platforms, Inc.
4.75%, 8/15/2034 100,000 95,148
5.50%, 11/15/2045 160,000 138,405
5.60%, 5/15/2053 110,000 92,006
5.40%, 8/15/2054 40,000 32,561
5.75%, 5/15/2063 43,000 35,674
5.55%, 8/15/2064 80,000 63,981
1,048,928
IT Services - 0 .4%
Accenture Capital, Inc.
5.00%, 7/10/2031 70,000 69,692
4.50%, 10/4/2034 110,000 103,330
Kyndryl Holdings, Inc.
3.15%, 10/15/2031 20,000 16,662
189,684
Leisure Products - 0 .1%
Brunswick Corp.
4.40%, 9/15/2032 25,000 23,536
Hasbro, Inc.
3.90%, 11/19/2029 33,000 31,949
6.35%, 3/15/2040 10,000 10,274
65,759
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1 .9%
AGCO Corp.
5.80%, 3/21/2034 $ 40,000 $ 40,178
Caterpillar, Inc.
5.20%, 5/15/2035 90,000 90,100
3.25%, 9/19/2049 110,000 73,708
CNH Industrial Capital LLC
4.55%, 4/10/2028 90,000 89,603
CNH Industrial NV
3.85%, 11/15/2027 30,000 29,677
Cummins, Inc.
4.90%, 2/20/2029 40,000 40,289
5.15%, 2/20/2034 70,000 69,836
Deere & Co.
5.45%, 1/16/2035 110,000 111,869
Deere Funding Canada Corp.
4.15%, 10/9/2030 110,000 107,282
Ingersoll Rand, Inc.
5.40%, 8/14/2028 18,000 18,243
5.31%, 6/15/2031 30,000 30,350
Otis Worldwide Corp.
5.25%, 8/16/2028 30,000 30,311
4.49%, 5/7/2029 140,000 139,135
Xylem, Inc.
1.95%, 1/30/2028 30,000 28,875
2.25%, 1/30/2031 17,000 15,220
914,676
Media - 0 .5%
Fox Corp.
4.71%, 1/25/2029 90,000 89,579
5.58%, 1/25/2049 55,000 49,389
Omnicom Group, Inc.
4.65%, 10/1/2028 90,000 89,613
2.60%, 8/1/2031 20,000 17,773
246,354
Metals & Mining - 0 .9%
BHP Billiton Finance USA Ltd.
5.10%, 9/8/2028 20,000 20,199
5.30%, 2/21/2035 100,000 99,729
5.00%, 2/15/2036 60,000 58,616
5.50%, 9/8/2053 40,000 37,586
Freeport-McMoRan, Inc.
4.25%, 3/1/2030 40,000 39,058
Nucor Corp.
4.65%, 6/1/2030 50,000 49,651
Vale Overseas Ltd.
6.13%, 6/12/2033 20,000 20,736
6.40%, 6/28/2054 90,000 89,212
414,787
Multi-Utilities - 1 .9%
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031 50,000 44,625
5.20%, 3/1/2033 10,000 10,019
Series E, 4.65%, 12/1/2048 22,000 17,940
6.15%, 11/15/2052 7,000 6,964
5.90%, 11/15/2053 10,000 9,570

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 1.9% (continued)
Consolidated Edison Co. of New York, Inc.
(continued)
5.70%, 5/15/2054 $ 140,000 $ 130,960
4.50%, 5/15/2058 115,000 87,996
National Grid plc
5.60%, 6/12/2028 20,000 20,327
5.81%, 6/12/2033 5,000 5,121
NiSource, Inc.
1.70%, 2/15/2031 40,000 34,638
5.35%, 7/15/2035 120,000 118,557
5.85%, 4/1/2055 50,000 46,939
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027 3,000 3,047
5.88%, 10/15/2028 60,000 61,315
1.60%, 8/15/2030 10,000 8,746
San Diego Gas & Electric Co.
4.95%, 8/15/2028 110,000 110,628
Series VVV, 1.70%, 10/1/2030 20,000 17,595
Series WWW, 2.95%,
8/15/2051 77,000 46,636
5.55%, 4/15/2054 30,000 27,465
Sempra
3.70%, 4/1/2029 10,000 9,728
3.80%, 2/1/2038 36,000 29,832
4.00%, 2/1/2048 83,000 60,301
908,949
Office REITs - 0 .4%
Boston Properties LP
REIT, 2.90%, 3/15/2030 50,000 46,323
REIT, 3.25%, 1/30/2031 30,000 27,649
REIT, 5.75%, 1/15/2035 20,000 19,853
Highwoods Realty LP
REIT, 3.05%, 2/15/2030 40,000 37,176
REIT, 7.65%, 2/1/2034 10,000 10,987
Kilroy Realty LP
REIT, 2.65%, 11/15/2033 50,000 39,871
REIT, 6.25%, 1/15/2036 17,000 16,932
198,791
Oil, Gas & Consumable Fuels - 5 .0%
Cheniere Energy Partners LP
5.95%, 6/30/2033 50,000 51,485
Cheniere Energy, Inc.
5.65%, 4/15/2034 20,000 20,195
ConocoPhillips Co.
5.00%, 1/15/2035 180,000 176,287
4.03%, 3/15/2062 70,000 48,323
Enbridge, Inc.
8.50%, 1/15/2084(b) 30,000 33,901
Kinder Morgan, Inc.
5.00%, 2/1/2029 60,000 60,337
5.15%, 6/1/2030 20,000 20,171
2.00%, 2/15/2031 154,000 135,145
5.30%, 12/1/2034 10,000 9,874
5.85%, 6/1/2035 30,000 30,722
5.55%, 6/1/2045 33,000 30,452
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 5.0% (continued)
Kinder Morgan, Inc. (continued)
5.20%, 3/1/2048 $ 27,000 $ 23,475
3.60%, 2/15/2051 20,000 13,356
5.45%, 8/1/2052 95,000 84,460
Marathon Petroleum Corp.
3.80%, 4/1/2028 40,000 39,450
4.50%, 4/1/2048 78,000 60,978
Occidental Petroleum Corp.
6.60%, 3/15/2046 110,000 112,335
6.05%, 10/1/2054 3,000 2,894
ONEOK, Inc.
4.25%, 9/24/2027 110,000 109,597
6.10%, 11/15/2032 25,000 25,963
5.20%, 7/15/2048 90,000 76,710
4.85%, 2/1/2049 30,000 24,107
4.50%, 3/15/2050 60,000 45,248
5.70%, 11/1/2054 10,000 8,845
5.85%, 11/1/2064 70,000 62,566
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030 20,000 19,665
Shell Finance US, Inc.
4.13%, 11/6/2030 200,000 195,175
4.38%, 5/11/2045 30,000 24,476
4.00%, 5/10/2046 90,000 69,209
TotalEnergies Capital International SA
2.83%, 1/10/2030 50,000 47,056
3.46%, 7/12/2049 50,000 34,040
3.13%, 5/29/2050 90,000 57,046
TotalEnergies Capital SA
4.72%, 9/10/2034 10,000 9,714
5.49%, 4/5/2054 30,000 27,627
TotalEnergies Capital USA LLC
4.25%, 1/13/2031 70,000 68,364
Transcontinental Gas Pipe Line Co. LLC
4.60%, 3/15/2048 70,000 56,623
Valero Energy Corp.
4.00%, 4/1/2029 50,000 49,032
2.80%, 12/1/2031 60,000 53,619
4.00%, 6/1/2052 30,000 21,285
Williams Cos., Inc. (The)
4.80%, 11/15/2029 40,000 39,951
5.65%, 3/15/2033 33,000 33,479
5.15%, 3/15/2034 5,000 4,905
5.60%, 3/15/2035 140,000 140,171
5.15%, 3/15/2036 40,000 38,464
5.75%, 6/24/2044 33,000 31,425
5.10%, 9/15/2045 37,000 32,213
4.85%, 3/1/2048 39,000 32,371
5.30%, 8/15/2052 14,000 12,107
2,404,893
Passenger Airlines - 0 .1%
Southwest Airlines Co.
2.63%, 2/10/2030 30,000 27,565

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Personal Care Products - 0 .2%
Estee Lauder Cos., Inc. (The)
2.60%, 4/15/2030 $ 30,000 $ 27,742
1.95%, 3/15/2031 83,000 72,719
4.15%, 3/15/2047 10,000 7,691
5.15%, 5/15/2053 5,000 4,342
112,494
Pharmaceuticals - 5 .7%
Bristol-Myers Squibb Co.
1.13%, 11/13/2027 70,000 67,269
5.20%, 2/22/2034 30,000 30,126
2.35%, 11/13/2040 50,000 34,127
5.50%, 2/22/2044 140,000 134,012
5.55%, 2/22/2054 35,000 32,510
3.90%, 3/15/2062 80,000 54,519
GlaxoSmithKline Capital plc
3.38%, 6/1/2029 13,000 12,594
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028 10,000 9,912
4.88%, 4/15/2035 90,000 87,398
6.38%, 5/15/2038 32,000 34,360
Johnson & Johnson
6.95%, 9/1/2029 10,000 10,736
5.00%, 3/1/2035 10,000 10,066
2.10%, 9/1/2040 110,000 74,655
2.25%, 9/1/2050 20,000 10,961
5.25%, 6/1/2054 70,000 66,890
2.45%, 9/1/2060 17,000 8,650
Merck & Co., Inc.
4.05%, 5/17/2028 100,000 99,454
4.15%, 3/15/2031 50,000 48,638
4.50%, 5/17/2033 110,000 106,956
3.90%, 3/7/2039 20,000 17,083
2.35%, 6/24/2040 23,000 15,895
4.90%, 5/17/2044 115,000 101,661
5.50%, 3/15/2046 130,000 122,754
2.75%, 12/10/2051 35,000 20,288
Novartis Capital Corp.
2.20%, 8/14/2030 195,000 177,127
4.20%, 9/18/2034 20,000 18,887
4.60%, 11/5/2035 100,000 95,618
5.60%, 3/18/2046 50,000 48,415
2.75%, 8/14/2050 95,000 56,837
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2028 110,000 109,730
4.75%, 5/19/2033 80,000 78,093
5.11%, 5/19/2043 120,000 109,496
5.34%, 5/19/2063 72,000 62,845
Pfizer, Inc.
1.75%, 8/18/2031 33,000 28,505
4.10%, 9/15/2038 255,000 225,054
3.90%, 3/15/2039 40,000 33,949
7.20%, 3/15/2039 37,000 42,323
2.55%, 5/28/2040 123,000 86,337
2.70%, 5/28/2050 20,000 11,749
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 5.7% (continued)
Sanofi SA
3.63%, 6/19/2028 $ 75,000 $ 74,005
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/2030 200,000 180,691
Viatris, Inc.
3.85%, 6/22/2040 70,000 53,541
4.00%, 6/22/2050 30,000 19,908
2,724,624
Professional Services - 0 .4%
Automatic Data Processing, Inc.
4.45%, 9/9/2034 10,000 9,585
5.00%, 5/7/2036 60,000 58,462
Equifax, Inc.
4.80%, 9/15/2029 55,000 54,800
3.10%, 5/15/2030 7,000 6,520
Verisk Analytics, Inc.
4.45%, 3/15/2031 50,000 48,558
3.63%, 5/15/2050 30,000 20,164
198,089
Real Estate Management & Development - 0 .2%
CBRE Services, Inc.
2.50%, 4/1/2031 20,000 17,810
5.95%, 8/15/2034 58,000 59,344
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028 10,000 10,423
87,577
Residential REITs - 0 .6%
AvalonBay Communities, Inc.
REIT, 2.45%, 1/15/2031 20,000 18,072
REIT, 5.00%, 2/15/2033 14,000 13,899
REIT, 4.35%, 4/15/2048 40,000 31,959
Camden Property Trust
REIT, 2.80%, 5/15/2030 50,000 46,425
ERP Operating LP
REIT, 1.85%, 8/1/2031 48,000 41,629
Essex Portfolio LP
REIT, 4.88%, 2/15/2036 30,000 28,499
Mid-America Apartments LP
REIT, 1.70%, 2/15/2031 80,000 69,382
Store Capital LLC
REIT, 2.70%, 12/1/2031 40,000 34,871
UDR, Inc.
REIT, 5.13%, 9/1/2034 10,000 9,799
294,535
Retail REITs - 0 .5%
Brixmor Operating Partnership LP
REIT, 2.25%, 4/1/2028 10,000 9,623
REIT, 2.50%, 8/16/2031 67,000 59,141
REIT, 5.50%, 2/15/2034 7,000 7,002
Kimco Realty OP LLC
REIT, 4.85%, 3/1/2035 90,000 86,595
Regency Centers LP
REIT, 4.13%, 3/15/2028 15,000 14,903
REIT, 3.70%, 6/15/2030 66,000 63,202
240,466

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 2 .3%
Applied Materials, Inc.
4.35%, 4/1/2047 $ 50,000 $ 40,714
Intel Corp.
5.13%, 2/10/2030 70,000 70,153
2.00%, 8/12/2031 107,000 92,015
5.15%, 2/21/2034 120,000 117,153
5.63%, 2/10/2043 54,000 49,855
3.73%, 12/8/2047 57,000 38,690
4.75%, 3/25/2050 110,000 85,574
6.13%, 5/15/2056 45,000 42,222
4.95%, 3/25/2060 48,000 37,295
KLA Corp.
3.30%, 3/1/2050 20,000 13,050
4.95%, 7/15/2052 40,000 34,133
Lam Research Corp.
1.90%, 6/15/2030 60,000 53,772
Micron Technology, Inc.
3.37%, 11/1/2041 50,000 37,108
QUALCOMM, Inc.
2.15%, 5/20/2030 80,000 72,496
5.40%, 5/20/2033 80,000 81,356
6.00%, 5/20/2053 35,000 33,836
TSMC Arizona Corp.
4.25%, 4/22/2032 200,000 194,485
1,093,907
Software - 4 .5%
Adobe, Inc.
4.80%, 4/4/2029 10,000 10,060
2.30%, 2/1/2030 33,000 30,339
5.30%, 1/17/2035 20,000 19,919
Autodesk, Inc.
2.85%, 1/15/2030 20,000 18,665
2.40%, 12/15/2031 10,000 8,686
Cadence Design Systems, Inc.
4.30%, 9/10/2029 50,000 49,268
Microsoft Corp.
1.35%, 9/15/2030 20,000 17,587
3.45%, 8/8/2036 3,000 2,596
2.50%, 9/15/2050 50,000 27,710
2.68%, 6/1/2060 283,000 145,988
3.04%, 3/17/2062 145,000 81,540
Oracle Corp.
2.30%, 3/25/2028 180,000 171,494
4.55%, 2/4/2029 20,000 19,498
4.95%, 2/4/2031 50,000 47,758
6.25%, 11/9/2032 150,000 148,853
4.70%, 9/27/2034 110,000 96,492
5.70%, 2/4/2036 110,000 101,834
3.60%, 4/1/2040 100,000 69,182
5.55%, 2/6/2053 250,000 187,796
5.95%, 9/26/2055 50,000 39,727
6.70%, 2/4/2056 120,000 105,811
3.85%, 4/1/2060 190,000 106,678
Salesforce, Inc.
4.65%, 3/15/2029 130,000 129,424
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 4.5% (continued)
Salesforce, Inc. (continued)
5.20%, 3/15/2033 $ 140,000 $ 138,280
2.70%, 7/15/2041 100,000 65,620
6.55%, 3/15/2056 60,000 57,321
ServiceNow, Inc.
1.40%, 9/1/2030 17,000 14,799
5.05%, 5/15/2033 70,000 69,030
Synopsys, Inc.
5.15%, 4/1/2035 160,000 155,259
2,137,214
Specialized REITs - 0 .6%
Equinix, Inc.
REIT, 3.20%, 11/18/2029 10,000 9,452
REIT, 3.90%, 4/15/2032 60,000 55,736
Extra Space Storage LP
REIT, 4.90%, 2/1/2032 70,000 68,943
Public Storage Operating Co.
REIT, 1.95%, 11/9/2028 20,000 18,860
REIT, 4.70%, 2/1/2032 30,000 29,610
REIT, 5.35%, 8/1/2053 30,000 27,209
Weyerhaeuser Co.
REIT, 4.00%, 4/15/2030 60,000 57,941
REIT, 3.38%, 3/9/2033 30,000 26,706
294,457
Specialty Retail - 2 .0%
Home Depot, Inc. (The)
3.90%, 12/6/2028 210,000 207,653
3.30%, 4/15/2040 70,000 54,514
4.25%, 4/1/2046 50,000 39,918
4.50%, 12/6/2048 75,000 61,046
4.95%, 9/15/2052 70,000 60,012
5.40%, 6/25/2064 55,000 49,369
Lowe's Cos., Inc.
3.65%, 4/5/2029 40,000 38,894
4.25%, 3/15/2031 60,000 58,194
2.63%, 4/1/2031 120,000 108,364
3.75%, 4/1/2032 30,000 28,016
5.50%, 10/15/2035 33,000 33,258
2.80%, 9/15/2041 118,000 81,421
4.55%, 4/5/2049 40,000 31,702
4.45%, 4/1/2062 36,000 26,373
5.85%, 4/1/2063 54,000 50,163
Tiffany & Co.
4.90%, 10/1/2044 10,000 8,692
937,589
Technology Hardware, Storage & Peripherals - 2 .7%
Apple, Inc.
1.20%, 2/8/2028 20,000 19,090
4.00%, 5/12/2028 100,000 99,408
3.35%, 8/8/2032 20,000 18,686
4.30%, 5/10/2033 200,000 195,486
2.38%, 2/8/2041 110,000 75,368
4.45%, 5/6/2044 64,000 54,430
4.65%, 2/23/2046 150,000 128,904
4.85%, 5/10/2053 15,000 13,133

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals - 2.7% (continued)
Apple, Inc. (continued)
4.10%, 8/8/2062 $ 47,000 $ 33,847
Dell International LLC
4.75%, 4/1/2028 50,000 50,050
5.50%, 4/1/2035 80,000 79,464
8.10%, 7/15/2036 180,000 208,677
Hewlett Packard Enterprise Co.
4.50%, 3/23/2028 70,000 69,777
4.85%, 10/15/2031 40,000 39,412
5.00%, 10/15/2034 110,000 105,395
HP, Inc.
4.00%, 4/15/2029 40,000 39,108
5.50%, 1/15/2033 70,000 70,521
6.00%, 9/15/2041 3,000 2,957
1,303,713
Textiles, Apparel & Luxury Goods - 0 .1%
NIKE, Inc.
3.25%, 3/27/2040 60,000 46,412
Ralph Lauren Corp.
2.95%, 6/15/2030 14,000 13,038
59,450
Water Utilities - 0 .1%
Essential Utilities, Inc.
5.38%, 1/15/2034 10,000 9,965
4.28%, 5/1/2049 10,000 7,687
5.30%, 5/1/2052 10,000 8,791
26,443
Wireless Telecommunication Services - 0 .4%
Vodafone Group plc
5.00%, 5/30/2038 78,000 73,169
4.88%, 6/19/2049 70,000 56,926
5.63%, 2/10/2053 70,000 61,760
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.4% (continued)
Vodafone Group plc (continued)
5.88%, 6/28/2064 $ 20,000 $ 17,786
209,641
Total Corporate Bonds
(Cost $47,911,375) 46,016,267
Total Investments - 95.9%
(Cost $47,911,375) 46,016,267
Other assets less liabilities - 4.1% 1,959,257
NET ASSETS - 100.0% $47,975,524
(a) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of July 31, 2026.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2026.
(d) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2026.
(e) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2026, the value of these securities amounted to
approximately $215,529 or 0.45% of net assets.
(f) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
Security Type % of Net Assets
Corporate Bonds 95 .9%
Others
(1)
4 .1
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Ultra-Short Income Fund
July 31, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 82.7%
Aerospace & Defense - 0.8%
L3Harris Technologies, Inc.
3.85%, 12/15/2026 $ 4,200,000 $ 4,192,232
5.40%, 1/15/2027 7,000,000 7,031,939
11,224,171
Automobiles - 1.8%
BMW US Capital LLC
(United States SOFR
Compounded Index + 0.78%),
4.43%, 3/19/2027(a)(b) 8,300,000 8,320,864
4.90%, 4/2/2027(b) 6,000,000 6,016,247
Hyundai Capital America
(SOFR + 1.50%), 5.16%,
1/8/2027(a)(b) 1,500,000 1,505,915
(SOFR + 1.04%), 4.69%,
3/19/2027(a)(b) 1,000,000 1,002,731
(SOFR + 1.04%), 4.70%,
6/24/2027(a)(b) 5,000,000 5,021,251
Mercedes-Benz Finance North America LLC
(SOFR + 0.71%), 4.38%,
3/10/2028(a)(b) 5,400,000 5,403,225
27,270,233
Banks - 26.9%
ANZ New Zealand International Ltd.
(SOFR + 0.61%), 4.26%,
1/22/2029(a)(b) 5,200,000 5,200,291
Australia & New Zealand Banking Group Ltd.
(SOFR + 0.59%), 4.25%,
12/8/2028(a)(b) 14,380,000 14,422,320
Bank of America Corp.
(SOFR + 1.11%), 4.79%,
5/9/2029(a) 24,000,000 24,189,596
Bank of Montreal
(United States SOFR
Compounded Index + 0.62%),
4.28%, 9/15/2026(a) 3,300,000 3,301,463
4.06%, 9/22/2028(c) 7,200,000 7,154,848
Bank of New Zealand
(SOFR + 0.81%), 4.45%,
1/27/2027(a)(b) 4,000,000 4,012,256
Bank of Nova Scotia (The)
(SOFR + 0.61%), 4.27%,
9/15/2026(a) 1,780,000 1,780,747
Banque Federative du Credit Mutuel SA
(SOFR + 1.13%), 4.78%,
1/23/2027(a)(b) 2,940,000 2,951,778
(United States SOFR
Compounded Index + 1.07%),
4.74%, 2/16/2028(a)(b) 10,000,000 10,079,606
(United States SOFR
Compounded Index + 1.23%),
4.88%, 1/22/2030(a)(b) 2,900,000 2,937,033
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 26.9% (continued)
Barclays plc
(SOFR + 1.49%), 5.16%,
3/12/2028(a) $ 9,000,000 $ 9,046,326
(SOFR + 1.08%), 4.75%,
11/11/2029(a) 5,100,000 5,128,898
BNP Paribas SA
(SOFR + 0.94%), 4.89%,
6/30/2030(a)(b) 7,500,000 7,463,685
Canadian Imperial Bank of Commerce
(SOFR + 0.72%), 4.37%,
1/13/2028(a) 10,000,000 10,010,367
(SOFR + 0.67%), 4.72%,
6/16/2029(a) 2,242,000 2,240,055
Citibank NA
(United States SOFR
Compounded Index + 1.06%),
4.73%, 12/4/2026(a) 3,000,000 3,005,905
Citigroup, Inc.
(SOFR + 0.87%), 4.54%,
3/4/2029(a) 10,286,000 10,306,922
Commonwealth Bank of Australia
4.42%, 3/14/2028 1,000,000 999,039
Credit Agricole SA
(SOFR + 0.87%), 4.54%,
3/11/2027(a)(b) 6,670,000 6,693,541
4.63%, 9/11/2028(b)(c) 5,210,000 5,204,959
Fifth Third Bancorp
2.55%, 5/5/2027 6,765,000 6,677,818
Fifth Third Bank NA
(SOFR + 0.81%), 4.45%,
1/28/2028(a) 4,900,000 4,904,403
HSBC Holdings plc
(SOFR + 1.04%), 4.71%,
11/19/2028(a) 1,800,000 1,808,449
(SOFR + 1.03%), 4.69%,
3/3/2029(a) 5,600,000 5,628,572
HSBC USA, Inc.
(SOFR + 0.97%), 4.64%,
6/3/2028(a) 4,500,000 4,529,401
Huntington National Bank (The)
4.87%, 4/12/2028(c) 4,100,000 4,105,595
JPMorgan Chase & Co.
(SOFR + 0.77%), 4.42%,
9/22/2027(a) 2,500,000 2,501,445
(SOFR + 0.80%), 4.45%,
1/24/2029(a) 9,100,000 9,131,392
Lloyds Banking Group plc
(United States SOFR
Compounded Index + 1.06%),
4.72%, 11/26/2028(a) 9,000,000 9,047,160
Mizuho Financial Group, Inc.
(SOFR + 0.85%), 4.50%,
7/13/2030(a) 14,500,000 14,485,602

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 26.9% (continued)
Morgan Stanley Bank NA
(SOFR + 0.87%), 4.54%,
5/26/2028(a) $ 8,740,000 $ 8,752,428
Morgan Stanley Private Bank NA
(SOFR + 0.77%), 4.45%,
2/8/2030(a) 9,300,000 9,270,361
National Australia Bank Ltd.
(SOFR + 0.50%), 4.16%,
3/6/2028(a)(b) 3,000,000 3,003,859
(SOFR + 0.53%), 4.19%,
12/13/2028(a)(b) 9,700,000 9,708,827
NatWest Markets plc
(SOFR + 0.90%), 4.57%,
5/17/2027(a)(b) 10,250,000 10,290,911
Nordea Bank Abp
(SOFR + 0.70%), 4.37%,
3/17/2028(a)(b) 7,700,000 7,733,974
PNC Bank NA
(SOFR + 0.73%), 4.37%,
7/21/2028(a) 7,750,000 7,763,376
PNC Financial Services Group, Inc. (The)
(SOFR + 0.62%), 4.26%,
1/26/2029(a) 8,500,000 8,493,054
(United States SOFR
Compounded Index + 0.68%),
4.32%, 10/26/2029(a) 8,400,000 8,390,425
Royal Bank of Canada
(United States SOFR
Compounded Index + 0.59%),
4.26%, 11/2/2026(a) 7,200,000 7,206,408
(United States SOFR
Compounded Index + 0.83%),
4.48%, 1/24/2029(a) 5,000,000 5,012,804
Series 1, (United States
SOFR Compounded Index +
0.61%), 4.27%, 7/10/2029(a) 20,000,000 19,988,200
Santander Holdings USA, Inc.
(SOFR + 1.61%), 5.26%,
3/20/2029(a) 7,000,000 7,073,869
Santander UK Group Holdings plc
4.32%, 9/22/2029(c) 3,200,000 3,159,677
Skandinaviska Enskilda Banken AB
(SOFR + 0.89%), 4.56%,
3/5/2027(a)(b) 3,000,000 3,011,193
(United States SOFR
Compounded Index + 0.68%),
4.35%, 3/12/2029(a)(b) 3,300,000 3,309,184
Societe Generale SA
(SOFR + 1.41%), 5.06%,
4/13/2029(a)(b) 1,900,000 1,915,337
(SOFR + 0.86%), 4.86%,
7/7/2029(a)(b) 1,000,000 996,057
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 0.88%), 4.53%,
1/14/2027(a) 1,480,000 1,483,804
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 26.9% (continued)
Sumitomo Mitsui Financial Group, Inc.
(continued)
(SOFR + 1.17%), 4.82%,
7/9/2029(a) $ 1,500,000 $ 1,513,944
Sumitomo Mitsui Trust Bank Ltd.
(SOFR + 0.71%), 4.38%,
3/5/2029(a)(b) 3,500,000 3,508,299
Swedbank AB
(SOFR + 1.03%), 4.71%,
11/20/2029(a)(b) 2,800,000 2,832,972
Toronto-Dominion Bank (The)
(SOFR + 0.59%), 4.26%,
9/10/2026(a) 2,000,000 2,000,720
4.57%, 12/17/2026 5,000,000 5,007,297
Truist Bank
(SOFR + 0.77%), 4.42%,
7/24/2028(a) 12,000,000 12,012,167
(SOFR + 0.66%), 4.30%,
1/27/2029(a) 18,000,000 17,995,767
4.14%, 10/23/2029(c) 5,000,000 4,925,948
US Bancorp
Series X, 3.15%, 4/27/2027 3,377,000 3,351,449
Wells Fargo & Co.
3.00%, 10/23/2026 5,000,000 4,987,507
(SOFR + 0.78%), 4.43%,
1/24/2028(a) 8,000,000 8,014,350
Westpac Banking Corp.
(SOFR + 0.44%), 4.12%,
5/11/2028(a)(b) 10,200,000 10,205,329
(SOFR + 0.82%), 4.48%,
7/1/2030(a) 930,000 937,798
402,806,767
Beverages - 1.7%
Keurig Dr Pepper, Inc.
(SOFR + 0.58%), 4.26%,
11/15/2026(a) 10,010,000 10,012,186
(United States SOFR
Compounded Index + 0.88%),
4.54%, 3/15/2027(a) 2,500,000 2,505,774
Pepsico Singapore Financing I Pte. Ltd.
(United States SOFR
Compounded Index + 0.56%),
4.23%, 2/16/2027(a) 12,200,000 12,219,612
24,737,572
Biotechnology - 0.7%
AbbVie, Inc.
(United States SOFR
Compounded Index + 0.48%),
4.15%, 3/3/2028(a) 11,000,000 11,012,822
Broadline Retail - 1.0%
Amazon.com, Inc.
(United States SOFR
Compounded Index + 0.58%),
4.24%, 7/9/2029(a) 15,000,000 15,058,800

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.7%
BlackRock, Inc.
4.60%, 7/26/2027 $ 12,180,000 $ 12,217,339
Blackstone Private Credit Fund
4.95%, 9/26/2027 1,290,000 1,285,845
Charles Schwab Corp. (The)
(United States SOFR
Compounded Index + 1.05%),
4.72%, 3/3/2027(a) 6,500,000 6,524,124
Citadel Finance LLC
4.75%, 2/14/2029(b) 2,500,000 2,451,210
Deutsche Bank AG
(SOFR + 1.21%), 4.87%,
1/10/2029(a) 7,000,000 7,026,015
6.82%, 11/20/2029(c) 7,000,000 7,281,992
Jefferies Financial Group, Inc.
6.45%, 6/8/2027 10,000,000 10,143,322
LPL Holdings, Inc.
5.70%, 5/20/2027 4,700,000 4,737,383
4.90%, 4/3/2028 2,500,000 2,498,800
Macquarie Bank Ltd.
5.27%, 7/2/2027(b) 1,290,000 1,300,967
(SOFR + 0.74%), 4.41%,
6/12/2028(a)(b) 13,000,000 13,065,506
Macquarie Group Ltd.
(SOFR + 0.92%), 4.57%,
9/23/2027(a)(b) 3,000,000 3,001,840
Morgan Stanley
(SOFR + 1.02%), 4.68%,
4/13/2028(a) 4,456,000 4,469,276
State Street Bank & Trust Co.
(SOFR + 0.46%), 4.12%,
11/25/2026(a) 2,610,000 2,611,644
State Street Corp.
(SOFR + 0.85%), 4.53%,
8/3/2026(a) 10,000,000 10,000,000
4.33%, 10/22/2027 7,040,000 7,035,268
UBS AG
4.30%, 3/16/2029(c) 4,500,000 4,475,339
100,125,870
Chemicals - 0.8%
Chevron Phillips Chemical Co. LLC
3.40%, 12/1/2026(b) 9,000,000 8,970,531
Nutrien Ltd.
4.50%, 3/12/2027 3,300,000 3,303,371
12,273,902
Consumer Finance - 5.2%
AerCap Ireland Capital DAC
2.45%, 10/29/2026 8,000,000 7,964,288
American Express Co.
(SOFR + 0.59%), 4.26%,
2/9/2029(a) 5,700,000 5,703,431
American Honda Finance Corp.
(SOFR + 0.77%), 4.44%,
3/12/2027(a) 5,000,000 5,011,290
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 5.2% (continued)
American Honda Finance Corp. (continued)
(SOFR + 0.72%), 4.37%,
10/22/2027(a) $ 11,000,000 $ 11,006,930
Avolon Holdings Funding Ltd.
4.95%, 1/15/2028(b) 3,200,000 3,205,799
4.20%, 4/15/2029(b) 2,050,000 2,004,234
General Motors Financial Co., Inc.
(United States SOFR
Compounded Index + 1.35%),
5.03%, 5/8/2027(a) 2,169,000 2,179,269
(SOFR + 1.29%), 4.94%,
1/7/2030(a) 7,500,000 7,571,923
John Deere Capital Corp.
(SOFR + 0.40%), 4.02%,
1/5/2027(a) 10,000,000 10,006,081
(SOFR + 0.60%), 4.26%,
6/11/2027(a) 2,000,000 2,004,617
Toyota Motor Credit Corp.
(SOFR + 0.47%), 4.13%,
1/8/2027(a) 14,000,000 14,011,185
Series B, (United States
SOFR Compounded Index +
0.45%), 4.10%, 1/12/2028(a) 7,300,000 7,303,265
77,972,312
Consumer Staples Distribution & Retail - 0.8%
Sysco Corp.
3.25%, 7/15/2027 5,370,000 5,308,990
Walmart, Inc.
(United States SOFR
Compounded Index + 0.43%),
4.07%, 4/28/2027(a) 6,500,000 6,508,801
11,817,791
Diversified Telecommunication Services - 2.0%
AT&T, Inc.
3.80%, 2/15/2027 23,000,000 22,921,101
Verizon Communications, Inc.
4.13%, 3/16/2027 6,000,000 5,992,547
4.33%, 9/21/2028 862,000 855,930
29,769,578
Electric Utilities - 1.3%
Exelon Corp.
2.75%, 3/15/2027 11,500,000 11,384,206
Georgia Power Co.
4.00%, 10/1/2028 900,000 889,537
NextEra Energy Capital Holdings, Inc.
(United States SOFR
Compounded Index + 0.80%),
4.47%, 2/4/2028(a) 6,700,000 6,725,709
18,999,452
Electrical Equipment - 0.4%
Eaton Corp.
3.85%, 3/6/2028 5,500,000 5,439,377

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp.
(SOFR + 0.53%), 4.21%,
11/15/2027(a) $ 6,300,000 $ 6,309,328
Energy Equipment & Services - 0.0%(d)
Schlumberger Holdings Corp.
5.00%, 5/29/2027(b) 641,000 643,678
Entertainment - 2.6%
Walt Disney Co. (The)
(United States SOFR
Compounded Index + 0.47%),
4.13%, 3/14/2029(a) 38,900,000 38,890,340
Financial Services - 1.7%
JPMorgan Chase Bank NA
(SOFR + 1.00%), 4.66%,
12/8/2026(a) 2,000,000 2,003,920
Mastercard, Inc.
(United States SOFR
Compounded Index + 0.44%),
4.10%, 3/15/2028(a) 6,900,000 6,908,700
NTT Finance Corp.
(SOFR + 1.08%), 4.73%,
7/16/2028(a)(b) 8,000,000 8,057,600
(SOFR + 1.03%), 4.68%,
6/20/2031(a)(b) 3,136,000 3,133,084
PayPal Holdings, Inc.
(SOFR + 0.67%), 4.33%,
3/6/2028(a) 4,700,000 4,705,485
24,808,789
Food Products - 0.4%
Bunge Ltd. Finance Corp.
4.90%, 4/21/2027 5,000,000 5,017,455
Mondelez International, Inc.
4.13%, 5/7/2028 1,000,000 991,578
6,009,033
Ground Transportation - 0.9%
CSX Corp.
3.25%, 6/1/2027 10,000,000 9,909,471
Ryder System, Inc.
1.75%, 9/1/2026 3,600,000 3,592,315
13,501,786
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories
(United States SOFR
Compounded Index + 0.50%),
4.16%, 3/9/2029(a) 23,100,000 23,124,177
Augusta SpinCo Corp.
4.32%, 9/23/2027 2,000,000 1,993,555
Becton Dickinson & Co.
3.70%, 6/6/2027 8,000,000 7,951,956
GE HealthCare Technologies, Inc.
4.15%, 12/15/2028 800,000 790,419
Medline Borrower LP
3.88%, 4/1/2029(b) 3,600,000 3,482,274
Stryker Corp.
4.55%, 2/10/2027 6,300,000 6,309,767
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 3.2% (continued)
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/2027 $ 3,906,000 $ 3,913,255
47,565,403
Health Care Providers & Services - 1.0%
Cardinal Health, Inc.
3.41%, 6/15/2027 10,000,000 9,910,767
Cencora , Inc.
4.63%, 12/15/2027 2,090,000 2,092,136
Elevance Health, Inc.
4.50%, 10/30/2026 1,490,000 1,491,228
HCA, Inc.
5.00%, 3/1/2028 1,660,000 1,667,315
UnitedHealth Group, Inc.
4.40%, 6/15/2028 500,000 498,632
15,660,078
Hotels, Restaurants & Leisure - 0.4%
Royal Caribbean Cruises Ltd.
7.50%, 10/15/2027 3,000,000 3,094,983
Starbucks Corp.
4.50%, 5/15/2028 3,170,000 3,164,473
6,259,456
Household Products - 1.0%
Reckitt Benckiser Treasury Services plc
3.00%, 6/26/2027(b) 15,000,000 14,814,110
Independent Power and Renewable Electricity Producers - 0.3%
Constellation Energy Generation LLC
(SOFR + 0.60%), 4.26%,
1/8/2028(a) 4,400,000 4,405,235
Insurance - 2.0%
Allstate Corp. (The)
3.28%, 12/15/2026 12,313,000 12,269,412
Arthur J Gallagher & Co.
4.60%, 12/15/2027 10,230,000 10,231,695
Marsh & McLennan Cos., Inc.
(United States SOFR
Compounded Index + 0.70%),
4.38%, 11/8/2027(a) 6,905,000 6,925,424
29,426,531
Interactive Media & Services - 0.3%
Alphabet, Inc.
(SOFR + 0.52%), 4.20%,
11/15/2028(a) 5,000,000 5,024,473
IT Services - 0.8%
Accenture Capital, Inc.
3.90%, 10/4/2027 4,500,000 4,474,524
Series 1, (United States
SOFR Compounded Index +
0.70%), 4.36%, 7/10/2029(a) 6,900,000 6,904,471
11,378,995
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.
4.20%, 9/9/2027 4,520,000 4,503,515
Machinery - 2.1%
AGCO Corp.
5.45%, 3/21/2027 1,250,000 1,255,210

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 2.1% (continued)
CNH Industrial Capital LLC
4.50%, 10/8/2027 $ 2,500,000 $ 2,497,839
Daimler Truck Finance North America LLC
(SOFR + 0.96%), 4.61%,
9/25/2027(a)(b) 3,570,000 3,584,927
(SOFR + 0.84%), 4.49%,
1/13/2028(a)(b) 4,100,000 4,111,480
Ingersoll Rand, Inc.
5.20%, 6/15/2027 20,000,000 20,116,930
31,566,386
Metals & Mining - 1.2%
Glencore Funding LLC
(United States SOFR
Compounded Index + 0.75%),
4.41%, 10/1/2026(a)(b) 10,000,000 10,006,280
Rio Tinto Finance USA plc
(United States SOFR
Compounded Index + 0.84%),
4.50%, 3/14/2028(a) 8,000,000 8,050,377
18,056,657
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc.
(United States SOFR
Compounded Index + 0.52%),
4.19%, 11/18/2027(a) 5,200,000 5,206,389
DTE Energy Co.
2.85%, 10/1/2026 3,100,000 3,093,064
8,299,453
Office REITs - 0.2%
Boston Properties LP
REIT, 2.75%, 10/1/2026 2,300,000 2,293,969
Oil, Gas & Consumable Fuels - 2.2%
Chevron USA, Inc.
(SOFR + 0.57%), 4.25%,
8/13/2028(a) 17,200,000 17,291,206
Diamondback Energy, Inc.
5.20%, 4/18/2027 8,371,000 8,409,591
Energy Transfer LP
4.40%, 3/15/2027 5,000,000 4,999,234
Saudi Arabian Oil Co.
4.00%, 2/2/2029(b) 2,670,000 2,615,929
33,315,960
Passenger Airlines - 0.6%
Southwest Airlines Co.
7.38%, 3/1/2027 9,000,000 9,115,231
Pharmaceuticals - 5.3%
Eli Lilly & Co.
(SOFR + 0.53%), 4.19%,
10/15/2028(a) 7,100,000 7,119,959
GlaxoSmithKline Capital plc
(SOFR + 0.50%), 4.17%,
3/12/2027(a) 8,300,000 8,312,856
Merck & Co., Inc.
(SOFR + 0.57%), 4.23%,
3/15/2029(a) 27,500,000 27,582,718
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 5.3% (continued)
Novartis Capital Corp.
4.40%, 3/18/2031 $ 1,000,000 $ 983,152
Pfizer, Inc.
(SOFR + 0.50%), 4.18%,
11/15/2027(a) 5,500,000 5,514,362
Sanofi SA
(SOFR + 0.46%), 4.13%,
11/3/2027(a) 12,500,000 12,539,750
(SOFR + 0.54%), 4.21%,
11/3/2028(a) 16,700,000 16,725,377
78,778,174
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.
4.21%, 9/24/2026 6,100,000 6,097,496
NXP BV
4.30%, 8/19/2028 1,700,000 1,683,609
7,781,105
Software - 2.4%
Intuit, Inc.
5.25%, 9/15/2026 4,950,000 4,950,779
Oracle Corp.
(SOFR + 0.76%), 4.43%,
8/3/2028(a) 9,400,000 9,284,028
Salesforce, Inc.
4.50%, 3/15/2028 4,200,000 4,190,367
ServiceNow, Inc.
4.25%, 5/15/2028 700,000 696,253
Synopsys, Inc.
4.55%, 4/1/2027 7,800,000 7,809,261
VMware LLC
1.40%, 8/15/2026 9,495,000 9,483,874
36,414,562
Specialized REITs - 0.5%
American Tower Corp.
REIT, 3.38%, 10/15/2026 2,911,000 2,905,562
Public Storage Operating Co.
REIT, (United States SOFR
Compounded Index + 0.70%),
4.36%, 4/16/2027(a) 4,180,000 4,189,430
7,094,992
Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC
4.75%, 4/1/2028 2,750,000 2,752,779
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026 3,770,000 3,771,223
6,524,002
Trading Companies & Distributors - 1.3%
GATX Corp.
3.25%, 9/15/2026 8,931,000 8,908,154
Sumisho Air Lease Corp.
1.88%, 8/15/2026 10,925,000 10,913,761
19,821,915
Total Corporate Bonds
(Cost $1,235,917,983) 1,236,771,803

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
ASSET-BACKED SECURITIES - 6.4%
American Credit Acceptance Receivables Trust
Series 2025-3, Class B, 4.75%,
9/12/2029(b) $ 6,435,000 $ 6,442,369
Americredit Automobile Receivables Trust
Series 2022-1, Class D, 3.23%,
2/18/2028 7,570,000 7,554,648
CarMax Auto Owner Trust
Series 2023-1, Class D, 6.27%,
11/15/2029 2,600,000 2,623,162
Carvana Auto Receivables Trust
Series 2025-P2, Class A2, 4.56%,
8/10/2028 1,034,218 1,034,824
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%,
9/15/2028 1,900,000 1,902,850
Evergreen Credit Card Trust
Series 2024-CRT4, Class B,
5.25%, 10/15/2028(b) 5,000,000 5,009,050
Exeter Automobile Receivables Trust
Series 2025-2A, Class D, 5.89%,
7/15/2031 1,100,000 1,113,835
Honda Auto Receivables Owner Trust
Series 2023-3, Class A3, 5.41%,
2/18/2028 1,061,526 1,065,442
Hyundai Auto Receivables Trust
Series 2023-B, Class A3, 5.48%,
4/17/2028 1,018,016 1,020,954
Kubota Credit Owner Trust
Series 2025-1A, Class A2, 4.61%,
12/15/2027(b) 597,658 598,507
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A3, 5.95%,
11/15/2028 956,962 963,882
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1A,
1.33%, 4/15/2069(b) 591,821 540,074
Pagaya Ai Debt Grantor Trust
Series 2025-6, Class A2, 4.50%,
4/15/2033(b) 652,873 648,157
Series 2025-6, Class B, 4.88%,
4/15/2033(b) 3,199,705 3,181,396
Series 2025-6, Class C, 5.01%,
4/15/2033(b) 1,099,899 1,094,129
PK ALIFT Loan Funding 7 LP
Series 2025-2, Class A, 4.75%,
3/15/2043(b) 4,161,779 4,110,342
PK Alift Loan Funding 9 LP
Series 2026-2, Class C, 5.65%,
2/15/2044(b) 9,000,000 8,999,890
Research-Driven Pagaya Motor Asset Trust
Series 2026-1A, Class A3, 4.86%,
1/25/2035(b) 4,140,000 4,121,036
Series 2026-2A, Class A2, 4.84%,
2/26/2035(b) 9,000,000 9,004,533
Series 2026-2A, Class B, 5.82%,
2/26/2035(b) 4,100,000 4,061,688
Investments
Principal
Amount Value
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3, 3.93%,
7/15/2030 $ 5,200,000 $ 5,162,378
Series 2024-2, Class D, 6.28%,
8/15/2031 2,500,000 2,548,724
Series 2024-4, Class D, 5.32%,
12/15/2031 4,920,000 4,924,679
Santander Mortgage Asset Receivable Trust
Series 2026-CES1, Class A1A,
4.88%, 1/25/2056(b)(e) 3,746,340 3,690,584
Toyota Auto Receivables Owner Trust
Series 2023-C, Class A3, 5.16%,
4/17/2028 1,412,742 1,416,753
Trillium Credit Card Trust II
Series 2025-1A, Class B, 4.41%,
9/26/2030(b) 2,300,000 2,288,733
Series 2026-1A, Class A, 4.24%,
3/26/2031(b)(c) 3,700,000 3,706,018
Series 2026-1A, Class B, 4.61%,
3/26/2031(b) 3,700,000 3,676,869
Westlake Automobile Receivables Trust
Series 2025-2A, Class D, 5.08%,
5/15/2031(b) 2,880,000 2,873,061
Total Asset-Backed Securities
(Cost $95,654,216) 95,378,567
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A1B,
5.06%, 2/25/2066(b)(e) 2,793,814 2,756,032
Bravo Residential Funding Trust
Series 2025-NQM1, Class A1,
5.60%, 12/25/2064(b)(e) 5,234,380 5,243,788
BRAVO Residential Funding Trust
Series 2026-NQM5, Class A3,
5.72%, 6/25/2066(b)(e) 2,050,669 2,039,694
Chase Home Lending Mortgage Trust
Series 2024-2, Class A4A, 6.00%,
2/25/2055(b)(c) 1,106,165 1,104,106
J.P. Morgan Mortgage Trust
Series 2024-8, Class A7A, 5.50%,
1/25/2055(b)(c) 1,811,504 1,787,297
Series 2024-12, Class A4, 6.00%,
6/25/2055(b)(c) 1,901,266 1,898,965
Series 2025-NQM1, Class A1,
5.59%, 6/25/2065(b)(e) 2,598,311 2,602,147
Series 2026-NQM3, Class A1,
5.48%, 10/25/2066(b)(c) 7,082,433 7,052,276
Series 2026-NQM3, Class A1B,
5.48%, 10/25/2066(b)(e) 885,304 879,951
OBX Trust
Series 2026-R2, Class A3, 5.71%,
3/25/2063(b)(e) 1,289,306 1,278,725
Series 2024-NQM11, Class A1,
5.87%, 6/25/2064(b)(e) 2,560,137 2,573,640
Series 2024-NQM16, Class A1,
5.53%, 10/25/2064(b)(e) 1,332,553 1,334,219

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Provident Funding Mortgage Trust
Series 2025-2, Class A4, 5.50%,
6/25/2055(b)(c) $ 3,778,045 $ 3,766,580
PRPM Trust
Series 2025-NQM1, Class A3,
6.26%, 11/25/2069(b)(e) 1,288,951 1,291,648
RATE Mortgage Trust
Series 2025-J2, Class A5, 5.50%,
7/25/2055(b)(c) 2,166,407 2,156,262
Santander Mortgage Asset Receivable Trust
Series 2025-NQM4, Class A1B,
5.30%, 7/25/2065(b)(e) 1,665,927 1,651,860
Series 2026-NQMS1, Class A1,
5.59%, 10/25/2065(b)(e) 4,923,698 4,907,504
Series 2026-NQM3, Class A1FC,
5.09%, 3/25/2066(b)(e) 2,613,375 2,592,220
Series 2026-NQM4, Class A1B,
5.49%, 5/25/2066(b)(e) 1,350,299 1,341,092
Sequoia Mortgage Trust
Series 2025-11, Class A5, 5.00%,
11/25/2055(b)(c) 1,837,359 1,812,419
Verus Securitization Trust
Series 2026-5, Class A3, 5.72%,
5/25/2071(b)(e) 2,064,679 2,056,807
Total Collateralized Mortgage Obligations
(Cost $52,363,644) 52,127,232
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
BAMLL Commercial Mortgage Securities Trust
Series 2018-PARK, Class A,
4.09%, 8/10/2038(b)(c)(f) 7,500,000 7,320,562
BPR Trust
Series 2023-BRK2, Class A,
6.90%, 10/5/2038(b)(c) 1,780,000 1,806,934
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, 4.72%,
4/15/2034(b)(c) 2,354,897 2,343,703
Series 2024-XL4, Class A, 5.12%,
2/15/2039(b)(c) 3,922,945 3,930,300
BXP Trust
Series 2017-GM, Class A, 3.38%,
6/13/2039(b) 4,600,000 4,536,261
FRESB Mortgage Trust
Series 2022-SB94, Class A5F,
1.64%, 11/25/2026(c) 3,363,160 3,336,496
Total Commercial Mortgage-Backed Securities
(Cost $23,344,933) 23,274,256
U.S. TREASURY OBLIGATIONS - 0.8%
U.S. Treasury Notes
3.75%, 8/15/2027
$ 4,250,000
4,230,941
3.88%, 10/15/2027
8,000,000
7,969,063
Total U.S. Treasury Obligations
(Cost $12,247,504) 12,200,004
Investments
Principal
Amount Value
SHORT-TERM INVESTMENTS - 4.9%
U.S. GOVERNMENT AGENCY SECURITIES - 4.6%
FHLMC
3.48%, 8/3/2026
(Cost $68,486,757) $ 68,500,000 $ 68,479,479
U.S. TREASURY OBLIGATIONS - 0.3% (g)
U.S. Treasury Bills
3.86%, 12/24/2026
(Cost $5,445,533) 5,530,000 5,445,858
Total Short-Term Investments
(Cost $73,932,290) 73,925,337
Total Investments - 99.9%
(Cost $1,493,460,570) 1,493,677,199
Other assets less liabilities - 0.1% 1,068,960
NET ASSETS - 100.0% $1,494,746,159
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2026.
(b) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2026, the value of these securities amounted to
approximately $363,312,521 or 24.31% of net assets.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of July 31, 2026.
(d) Represents less than 0.05% of net assets.
(e) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2026.
(f) When issued security. Total market value of all such
securities amounts to $7,320,562, which represents
approximately 0.49% of net assets of the fund.
(g) The rate shown was the current yield as of July 31,
2026.
Percentages shown are based on Net Assets.
Abbreviations
FHLMC — Federal Home Loan Mortgage Corp.
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

FlexShares ® Ultra-Short Income invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2026:
Australia 5.0%
Canada 5.5
Finland 0.5
France 2.6
Germany 2.8
Ireland 0.9
Japan 2.1
Netherlands 0.1
New Zealand 0.6
Saudi Arabia 0.2
Sweden 0.6
Switzerland 0.3
United Kingdom 4.5
United States 74.2
Other
1
0.1
100.0%
1
Includes any non-fixed-income securities and net other assets (liabilities).
Security Type % of Net Assets
Corporate Bonds 82.7%
Asset-Backed Securities 6.4
Collateralized Mortgage Obligations 3.5
Commercial Mortgage-Backed Securities 1.6
U.S. Treasury Obligations 0.8
Short-Term Investments 4.9
Others
(1)
0.1
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Core Select Bond Fund
July 31, 2026 (Unaudited)
Investments Shares Value
EXCHANGE TRADED FUNDS - 99.4%
FlexShares® Credit-Scored
US Corporate Bond Index
Fund(a) 534,336 $ 25,648,128
FlexShares® Credit-Scored US
Long Corporate Bond Index
Fund(a) 79,084 3,170,074
FlexShares® Disciplined
Duration MBS Index Fund(a) 1,043,755 21,267,030
FlexShares® Ultra-Short Income
Fund(a)(b) 542,226 40,905,529
iShares 1-5 Year Investment
Grade Corporate Bond ETF(b) 791,417 41,280,311
iShares MBS ETF 185,665 17,251,992
iShares U.S. Treasury Bond
ETF(b) 835,562 18,758,367
Total Exchange Traded Funds
(Cost $169,606,229) 168,281,431
Principal
Amount
SHORT-TERM INVESTMENTS - 0.8%(c)
U.S. TREASURY OBLIGATIONS - 0.8%
U.S. Treasury Bills
3.66%, 10/15/2026
(Cost $1,438,134) $ 1,449,000 1,438,181
Total Investments - 100.2%
(Cost $171,044,363) 169,719,612
Liabilities in excess of other assets - (0.2%) (341,181)
NET ASSETS - 100.0% $169,378,431
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
(b) The security or a portion of this security is on loan at July
31, 2026. The total value of securities on loan at July 31,
2026 was $28,013,416, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging
from 1.00% – 4.13%, and maturity dates ranging from
November 30, 2031 – February 15, 2049; a total value of
$28,643,696.
(c) The rate shown was the current yield as of July 31,
2026.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)

Abbreviations
ETF — Exchange Traded Fund
TIPS — Treasury inflation protected securities ("TIPS") are
debt securities issued by the US Treasury whose
principal and/or interest payments are adjusted
for inflation, unlike debt securities that make fixed
principal and interest payments. The interest rate
paid by the TIPS is fixed, while the principal value
rises or falls based on changes in a published
Consumer Price Index (“CPI”). Thus, if inflation
occurs, the principal and interest payments on the
TIPS are adjusted accordingly to protect investors
from inflationary loss.  During a deflationary
period, the principal and interest payments
decrease, although the TIPS principal amounts
will not drop below their face amounts at maturity.
In exchange for the inflation protection, the TIPS
generally pay lower interest rates than typical US
Treasury securities. Only if inflation occurs will
TIPS offer a higher real yield than a conventional
Treasury security of the same maturity.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)

For the period ended July 31, 2026, the FlexShares
®
Core Select Bond Fund was invested in securities of affiliated
FlexShares
®
Funds. The Schedules of Investments of the affiliated FlexShares
®
Funds are located elsewhere in
this Report.
Investment in a company which was affiliated for the period ended July 31, 2026, was as follows:
Security
Value
October 31,
2025
Purchases at
Cost
Sales
Proceeds
Shares
July 31, 2026
Value
July 31, 2026
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Loss
FlexShares®
Credit-Scored
US Corporate
Bond Index
Fund $ 13,711,722 $ 28,731,396 $ 15,949,467 534,336 $ 25,648,128 $ (592,373) $ 1,185,200 $ (253,150)
FlexShares®
Credit-Scored
US Long
Corporate
Bond Index
Fund 705,385 2,721,327 41,146 79,084 3,170,074 (216,938) 120,866 1,446
FlexShares®
Disciplined
Duration MBS
Index Fund 18,153,731 3,920,235 265,695 1,043,755 21,267,030 (558,744) 616,763 17,503
FlexShares®
iBoxx®
3-Year Target
Duration TIPS
Index Fund 2,956,357 588,305 3,506,413 – – 103,002 99,793 (141,251)
FlexShares® Ultra-
Short Income
Fund 18,499,450 43,263,850 20,863,710 542,226 40,905,529 24,756 618,382 (18,817)
$54,026,645 $79,225,113 $40,626,431 2,199,401 $90,990,761 $(1,240,297) $2,641,004 $(394,269)
Futures Contracts
FlexShares® Core Select Bond Fund had the following open futures contracts as of July 31, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
U.S. Treasury 10 Year Note 32 09/21/2026 USD $ 3,456,000 $ (28,852)
U.S. Treasury 10 Year Ultra Note 98 09/21/2026 USD 10,750,906 (205,947)
U.S. Treasury 2 Year Note 23 09/30/2026 USD 4,729,016 (7,711)
U.S. Treasury Long Bond 72 09/21/2026 USD 7,798,500 (204,511)
U.S. Treasury Ultra Bond 128 09/21/2026 USD 14,040,000 (519,000)
$ (966,021)
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)

Security Type % of Net Assets
Exchange Traded Funds 99.4%
Short-Term Investments 0.8
Others
(1)
(0.2)
100.0%
(1)
Includes any other net assets/(liabilities).

Notes to the Financial Statements
July 31, 2026

Investment Valuation
Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:
Level 1—Quoted prices in active markets for identical assets on the measurement date.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the valuations as of July 31, 2026 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 162,508,189 $ — $ — $ 162,508,189
Securities Lending Reinvestments
Investment Companies — 254,920 — 254,920
Repurchase Agreements — 7,040,799 — 7,040,799
Short-Term Investments — 77,417 — 77,417
Total Investments $ 162,508,189 $ 7,373,136 $ — $ 169,881,325
Other Financial Instruments
Assets
Futures Contracts $ 4,447 $ — $ — $ 4,447
Total Other Financial Instruments $ 4,447 $ — $ — $ 4,447

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 54,088,250 $ — $ — $ 54,088,250
Warrants — — — —
Securities Lending Reinvestments
Investment Companies — 28,248 — 28,248
Repurchase Agreements — 846,008 — 846,008
Total Investments $ 54,088,250 $ 874,256 $ — $ 54,962,506
Other Financial Instruments
Assets
Futures Contracts $ 7,697 $ — $ — $ 7,697
Forward Foreign Currency Contracts — 8,139 — 8,139
Liabilities
Forward Foreign Currency Contracts $ — $ (2,138) $ — $ (2,138)
Total Other Financial Instruments $ 7,697 $ 6,001 $ — $ 13,698
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks* $ 16,702,786 $ — $ — $ 16,702,786
Securities Lending Reinvestments
Investment Companies — 532 — 532
Repurchase Agreements — 227,587 — 227,587
Total Investments $ 16,702,786 $ 228,119 $ — $ 16,930,905
Other Financial Instruments
Liabilities
Futures Contracts $ (11,361) $ — $ — $ (11,361)
Forward Foreign Currency Contracts — (239) — (239)
Total Other Financial Instruments $ (11,361) $ (239) $ — $ (11,600)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks* $ 2,170,188,894 $ — $ — $ 2,170,188,894
Preferred Stocks 45,649 — — 45,649
Rights — — 2,415 2,415
Warrants 149,609 — — 149,609
Securities Lending Reinvestments
Certificates of Deposit — 25,003,106 — 25,003,106
Commercial Paper — 3,000,432 — 3,000,432
Investment Companies — 6,400,000 — 6,400,000
Repurchase Agreements — 135,693,744 — 135,693,744
Total Investments $ 2,170,384,152 $ 170,097,282 $ 2,415 $ 2,340,483,849
Other Financial Instruments
Assets
Futures Contracts $ 21,146 $ — $ — $ 21,146

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Liabilities
Futures Contracts $ (84,164) $ — $ — $ (84,164)
Total Other Financial Instruments $ (63,018) $ — $ — $ (63,018)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds $ 798,291 $ — $ — $ 798,291
Common Stocks
Banks 103,514,527 — 201 103,514,728
Metals & Mining 39,373,750 — 2,339 39,376,089
Transportation Infrastructure 1,912,319 110,696 — 2,023,015
Other* 512,446,550 — — 512,446,550
Warrants — — — —
Securities Lending Reinvestments
Investment Companies — 290,640 — 290,640
Repurchase Agreements — 7,202,418 — 7,202,418
Total Investments $ 658,045,437 $ 7,603,754 $ 2,540 $ 665,651,731
Other Financial Instruments
Assets
Futures Contracts $ 125,856 $ — $ — $ 125,856
Common Stocks — — — —
Forward Foreign Currency Contracts — 68,772 — 68,772
Liabilities
Forward Foreign Currency Contracts $ — $ (10,579) $ — $ (10,579)
Total Other Financial Instruments $ 125,856 $ 58,193 $ — $ 184,049
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Broadline Retail $ 7,260,087 $ 22,902 $ — $ 7,282,989
Capital Markets 7,914,994 24,403 — 7,939,397
Construction Materials 3,131,500 — 40 3,131,540
Consumer Finance 2,893,823 — 11,669 2,905,492
Consumer Staples Distribution & Retail 3,257,816 243 — 3,258,059
Electric Utilities 2,828,439 47,876 — 2,876,315
Food Products 6,320,102 15,637 — 6,335,739
Health Care Providers & Services 3,072,344 — 133 3,072,477
Hotels, Restaurants & Leisure 5,155,414 1,845 — 5,157,259
Industrial Conglomerates 5,798,977 45,965 — 5,844,942
Industrial REITs 1,204,774 43,843 — 1,248,617
Metals & Mining 14,356,879 — 5,907 14,362,786
Oil, Gas & Consumable Fuels 10,998,445 27,061 — 11,025,506
Real Estate Management & Development 8,972,993 263 61,157 9,034,413
Retail REITs 1,892,411 356,900 — 2,249,311
Semiconductors & Semiconductor Equipment 51,640,983 32,011 — 51,672,994

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Transportation Infrastructure $ 2,253,330 $ 103,092 $ — $ 2,356,422
Other* 196,538,183 — — 196,538,183
Rights 134 2 — 136
Securities Lending Reinvestments
Investment Companies — 73,480 — 73,480
Repurchase Agreements — 2,467,380 — 2,467,380
Total Investments $ 335,491,628 $ 3,262,903 $ 78,906 $ 338,833,437
Other Financial Instruments
Assets
Forward Foreign Currency Contracts $ — $ 9,878 $ — $ 9,878
Liabilities
Futures Contracts $ (514,991) $ — $ — $ (514,991)
Forward Foreign Currency Contracts — (11,325) — (11,325)
Total Other Financial Instruments $ (514,991) $ (1,447) $ — $ (516,438)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® US Quality Large Cap Index Fund
Investments
Common Stocks* $ 1,010,143,331 $ — $ — $ 1,010,143,331
Rights — — — —
Securities Lending Reinvestments
Investment Companies — 400,000 — 400,000
Repurchase Agreements — 8,484,203 — 8,484,203
Total Investments $ 1,010,143,331 $ 8,884,203 $ — $ 1,019,027,534
Other Financial Instruments
Assets
Futures Contracts $ 15,416 $ — $ — $ 15,416
Total Other Financial Instruments $ 15,416 $ — $ — $ 15,416
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® STOXX® US ESG Select Index Fund
Investments
Common Stocks* $ 131,274,972 $ — $ — $ 131,274,972
Rights — — — —
Securities Lending Reinvestments
Investment Companies — 41,248 — 41,248
Repurchase Agreements — 987,626 — 987,626
Total Investments $ 131,274,972 $ 1,028,874 $ — $ 132,303,846
Other Financial Instruments
Assets
Futures Contracts $ 1,455 $ — $ — $ 1,455
Total Other Financial Instruments $ 1,455 $ — $ — $ 1,455

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® STOXX® Global ESG Select Index Fund
Investments
Common Stocks* $ 109,035,213 $ — $ — $ 109,035,213
Rights — — — —
Securities Lending Reinvestments
Investment Companies — 42,872 — 42,872
Repurchase Agreements — 1,012,730 — 1,012,730
Total Investments $ 109,035,213 $ 1,055,602 $ — $ 110,090,815
Other Financial Instruments
Assets
Futures Contracts $ 9,605 $ — $ — $ 9,605
Forward Foreign Currency Contracts — 11,870 — 11,870
Liabilities
Forward Foreign Currency Contracts $ — $ (3,210) $ — $ (3,210)
Total Other Financial Instruments $ 9,605 $ 8,660 $ — $ 18,265
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks* $ 111,349,958 $ — $ — $ 111,349,958
Securities Lending Reinvestments
Investment Companies — 1,088 — 1,088
Repurchase Agreements — 6,645 — 6,645
Short-Term Investments — 41,686 — 41,686
Total Investments $ 111,349,958 $ 49,419 $ — $ 111,399,377
Other Financial Instruments
Assets
Futures Contracts $ 390 $ — $ — $ 390
Total Other Financial Instruments $ 390 $ — $ — $ 390
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks* $ 78,431,623 $ — $ — $ 78,431,623
Securities Lending Reinvestments
Investment Companies — 3,200 — 3,200
Repurchase Agreements — 78,598 — 78,598
Total Investments $ 78,431,623 $ 81,798 $ — $ 78,513,421
Other Financial Instruments
Assets
Futures Contracts $ 9,760 $ — $ — $ 9,760
Forward Foreign Currency Contracts — 7,206 — 7,206
Liabilities
Forward Foreign Currency Contracts $ — $ (3,189) $ — $ (3,189)
Total Other Financial Instruments $ 9,760 $ 4,017 $ — $ 13,777

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks* $ 7,200,109,155 $ — $ — $ 7,200,109,155
Securities Lending Reinvestments
Certificates of Deposit — 27,004,012 — 27,004,012
Commercial Paper — 2,000,288 — 2,000,288
Investment Companies — 5,600,000 — 5,600,000
Repurchase Agreements — 131,462,384 — 131,462,384
Total Investments $ 7,200,109,155 $ 166,066,684 $ — $ 7,366,175,839
Other Financial Instruments
Assets
Futures Contracts $ 539,422 $ — $ — $ 539,422
Forward Foreign Currency Contracts — 6,827 — 6,827
Liabilities
Futures Contracts $ (232,484) $ — $ — $ (232,484)
Forward Foreign Currency Contracts — (88,321) — (88,321)
Total Other Financial Instruments $ 306,938 $ (81,494) $ — $ 225,444
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Transportation Infrastructure $ 235,940,856 $ 8,569,598 $ — $ 244,510,454
Other* 2,741,512,127 — — 2,741,512,127
Securities Lending Reinvestments
Certificates of Deposit — 8,001,117 — 8,001,117
Commercial Paper — 2,000,288 — 2,000,288
Investment Companies — 3,200,000 — 3,200,000
Repurchase Agreements — 87,963,347 — 87,963,347
Total Investments $ 2,977,452,983 $ 109,734,350 $ — $ 3,087,187,333
Other Financial Instruments
Assets
Futures Contracts $ 514,377 $ — $ — $ 514,377
Forward Foreign Currency Contracts — 38,475 — 38,475
Liabilities
Forward Foreign Currency Contracts $ — $ (240,101) $ — $ (240,101)
Total Other Financial Instruments $ 514,377 $ (201,626) $ — $ 312,751
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Global Quality Real Estate Index Fund
Investments
Common Stocks* $ 416,833,174 $ — $ — $ 416,833,174
Securities Lending Reinvestments
Investment Companies — 800,000 — 800,000
Repurchase Agreements — 21,928,548 — 21,928,548
Total Investments $ 416,833,174 $ 22,728,548 $ — $ 439,561,722

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Other Financial Instruments
Assets
Futures Contracts $ 34,953 $ — $ — $ 34,953
Forward Foreign Currency Contracts — 9,575 — 9,575
Liabilities
Futures Contracts $ (62,725) $ — $ — $ (62,725)
Forward Foreign Currency Contracts — (23,187) — (23,187)
Total Other Financial Instruments $ (27,772) $ (13,612) $ — $ (41,384)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Quality Dividend Index Fund
Investments
Common Stocks* $ 2,198,495,355 $ — $ — $ 2,198,495,355
Securities Lending Reinvestments
Certificates of Deposit — 12,001,605 — 12,001,605
Commercial Paper — 2,000,288 — 2,000,288
Investment Companies — 2,400,000 — 2,400,000
Repurchase Agreements — 79,128,814 — 79,128,814
Total Investments $ 2,198,495,355 $ 95,530,707 $ — $ 2,294,026,062
Other Financial Instruments
Assets
Futures Contracts $ 66,932 $ — $ — $ 66,932
Liabilities
Futures Contracts $ (48,157) $ — $ — $ (48,157)
Total Other Financial Instruments $ 18,775 $ — $ — $ 18,775
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Quality Dividend Defensive Index Fund
Investments
Common Stocks* $ 542,448,730 $ — $ — $ 542,448,730
Securities Lending Reinvestments
Investment Companies — 800,000 — 800,000
Repurchase Agreements — 20,843,206 — 20,843,206
Total Investments $ 542,448,730 $ 21,643,206 $ — $ 564,091,936
Other Financial Instruments
Assets
Futures Contracts $ 16,013 $ — $ — $ 16,013
Liabilities
Futures Contracts $ (711) $ — $ — $ (711)
Total Other Financial Instruments $ 15,302 $ — $ — $ 15,302

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® International Quality Dividend Index Fund
Investments
Common Stocks* $ 1,147,446,491 $ — $ — $ 1,147,446,491
Securities Lending Reinvestments
Investment Companies — 800,000 — 800,000
Repurchase Agreements — 24,016,947 — 24,016,947
Total Investments $ 1,147,446,491 $ 24,816,947 $ — $ 1,172,263,438
Other Financial Instruments
Assets
Futures Contracts $ 88,409 $ — $ — $ 88,409
Forward Foreign Currency Contracts — 164,599 — 164,599
Liabilities
Futures Contracts $ (125,681) $ — $ — $ (125,681)
Forward Foreign Currency Contracts — (98,390) — (98,390)
Total Other Financial Instruments $ (37,272) $ 66,209 $ — $ 28,937
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks* $ 109,057,841 $ — $ — $ 109,057,841
Securities Lending Reinvestments
Investment Companies — 46,280 — 46,280
Repurchase Agreements — 1,079,335 — 1,079,335
Total Investments $ 109,057,841 $ 1,125,615 $ — $ 110,183,456
Other Financial Instruments
Assets
Futures Contracts $ 14,677 $ — $ — $ 14,677
Forward Foreign Currency Contracts — 11,438 — 11,438
Liabilities
Futures Contracts $ (45,229) $ — $ — $ (45,229)
Forward Foreign Currency Contracts — (194) — (194)
Total Other Financial Instruments $ (30,552) $ 11,244 $ — $ (19,308)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® iBoxx ® 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 2,533,460,117 $ — $ 2,533,460,117
Total Investments $ — $ 2,533,460,117 $ — $ 2,533,460,117

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® iBoxx ® 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 1,041,925,731 $ — $ 1,041,925,731
Total Investments $ — $ 1,041,925,731 $ — $ 1,041,925,731
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities $ — $ 88,049,476 $ — $ 88,049,476
Total Investments $ — $ 88,049,476 $ — $ 88,049,476
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 719,814,129 $ — $ 719,814,129
Securities Lending Reinvestments
Certificates of Deposit — 9,001,743 — 9,001,743
Commercial Paper — 1,000,144 — 1,000,144
Investment Companies — 4,800,000 — 4,800,000
Repurchase Agreements — 100,693,618 — 100,693,618
Short-Term Investments — 9,997,004 — 9,997,004
Total Investments $ — $ 845,306,638 $ — $ 845,306,638
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 29,122,018 $ — $ 29,122,018
Short-Term Investments — 9,925 — 9,925
Total Investments $ — $ 29,131,943 $ — $ 29,131,943
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds* $ — $ 1,043,247,481 $ — $ 1,043,247,481
Securities Lending Reinvestments
Certificates of Deposit — 36,004,726 — 36,004,726
Commercial Paper — 3,000,432 — 3,000,432
Investment Companies — 8,400,000 — 8,400,000
Repurchase Agreements — 156,495,846 — 156,495,846

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Short-Term Investments $ — $ 23,992,810 $ — $ 23,992,810
Total Investments $ — $ 1,271,141,295 $ — $ 1,271,141,295
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds* $ — $ 46,016,267 $ — $ 46,016,267
Total Investments $ — $ 46,016,267 $ — $ 46,016,267
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Ultra-Short Income Fund
Investments
Asset-Backed Securities $ — $ 95,378,567 $ — $ 95,378,567
Collateralized Mortgage Obligations — 52,127,232 — 52,127,232
Commercial Mortgage-Backed Securities — 23,274,256 — 23,274,256
Corporate Bonds* — 1,236,771,803 — 1,236,771,803
U.S. Treasury Obligations — 12,200,004 — 12,200,004
Short-Term Investments — 73,925,337 — 73,925,337
Total Investments $ — $ 1,493,677,199 $ — $ 1,493,677,199
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares ® Core Select Bond Fund
Investments
Exchange Traded Funds $ 168,281,431 $ — $ — $ 168,281,431
Short-Term Investments — 1,438,181 — 1,438,181
Total Investments $ 168,281,431 $ 1,438,181 $ — $ 169,719,612
Other Financial Instruments
Liabilities
Futures Contracts $ (966,021) $ — $ — $ (966,021)
Total Other Financial Instruments $ (966,021) $ — $ — $ (966,021)
* See Schedules of Investments for segregation by industry type.

Notes to the Financial Statements (cont.)
Subsequent Events
The Board of Trustees of FlexShares Trust (the “Trust”) has approved the renaming of each of the Funds as de-
scribed in the chart below. The Funds’ name changes went into effect on August 17, 2026.
Previous Fund Name New Fund Name
FlexShares ® US Quality Low Volatility Index Fund Northern Trust US Quality Low Volatility ETF
FlexShares ® Developed Markets ex-US Quality Low Volatility Index Fund Northern Trust Developed Markets ex-US Quality Low Volatility ETF
FlexShares ® Emerging Markets Quality Low Volatility Index Fund Northern Trust Emerging Markets Quality Low Volatility ETF
FlexShares ® Morningstar US Market Factor Tilt Index Fund Northern Trust Morningstar US Market Factor Tilt ETF
FlexShares ® Morningstar Developed Markets ex-US Factor Tilt Index Fund Northern Trust Morningstar Developed Markets ex-US Factor Tilt ETF
FlexShares ® Morningstar Emerging Markets Factor Tilt Index Fund Northern Trust Morningstar Emerging Markets Factor Tilt ETF
FlexShares ® US Quality Large Cap Index Fund Northern Trust US Quality Large Cap ETF
FlexShares ® STOXX® US ESG Select Index Fund Northern Trust STOXX® US ESG Select ETF
FlexShares ® STOXX® Global ESG Select Index Fund Northern Trust STOXX® Global ESG Select ETF
FlexShares ® ESG & Climate US Large Cap Core Index Fund Northern Trust ESG & Climate US Large Cap Core ETF
FlexShares ® ESG & Climate Developed Markets ex-US Core Index Fund Northern Trust ESG & Climate Developed Markets ex-US Core ETF
FlexShares ® Morningstar Global Upstream Natural Resources Index Fund Northern Trust Morningstar Global Upstream Natural Resources ETF
FlexShares ® STOXX® Global Broad Infrastructure Index Fund Northern Trust STOXX® Global Broad Infrastructure ETF
FlexShares ® Global Quality Real Estate Index Fund Northern Trust Global Quality Real Estate ETF
FlexShares ® Quality Dividend Index Fund Northern Trust Quality Dividend ETF
FlexShares ® Quality Dividend Defensive Index Fund Northern Trust Quality Dividend Defensive ETF
FlexShares ® International Quality Dividend Index Fund Northern Trust International Quality Dividend ETF
FlexShares ® International Quality Dividend Dynamic Index Fund Northern Trust International Quality Dividend Dynamic ETF
FlexShares ® iBoxx ® 3-Year Target Duration TIPS Index Fund Northern Trust iBoxx ® 3-Year Target Duration TIPS ETF
FlexShares ® iBoxx ® 5-Year Target Duration TIPS Index Fund Northern Trust iBoxx ® 5-Year Target Duration TIPS ETF
FlexShares ® Disciplined Duration MBS Index Fund Northern Trust Disciplined Duration MBS ETF
FlexShares ® Credit-Scored US Corporate Bond Index Fund Northern Trust Credit-Scored US Corporate Bond ETF
FlexShares ® Credit-Scored US Long Corporate Bond Index Fund Northern Trust Credit-Scored US Long Corporate Bond ETF
FlexShares ® High Yield Value-Scored Bond Index Fund Northern Trust High Yield Value-Scored Bond ETF
FlexShares ® ESG & Climate Investment Grade Corporate Core Index Fund Northern Trust ESG & Climate Investment Grade Corporate Core ETF
FlexShares ® Ultra-Short Income Fund Northern Trust Ultra-Short Fixed Income ETF
FlexShares ® Core Select Bond Fund Northern Trust Core Bond ETF